UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08764

PACE® Select Advisors Trust

(Exact name of registrant as specified in charter)

787 Seventh Avenue, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq. UBS Asset Management One North Wacker Drive Chicago, IL 60606
(Name and address of agent for service)

Copy to:
Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036-6797

Registrant’s telephone number, including area code: 888-793-8637

Date of fiscal year end: July 31

Date of reporting period: January 31, 2023

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

(b)	Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

PACE® Select Advisors Trust

Semiannual Report | January 31, 2023

PACE Select Advisors Trust offers multiple share classes representing interests in 15 separate Portfolios. (UBS Government Money Market Investments Fund offers only one share class.) Different classes of shares and/or Portfolios are offered by separate prospectuses.

For more information on a portfolio or class of shares, contact your financial advisor. He or she can send you a current prospectus relating to a portfolio or class of shares. Investors should carefully read and consider a mutual fund's investment objectives, risks, charges, and expenses before investing. The prospectus contains this and other information about a mutual fund. For a current prospectus, contact UBS Asset Management (US) Inc. at 888-793 8637, or visit us on the Web at www.ubs.com/am-us.

Derivatives vary in complexity, involve risks which are different from, and may be greater than, the risks associated with investing in securities or other instruments. Please see the funds' prospectuses for more complete discussion of the risks associated with investing in derivatives.

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Introduction

March 16, 2023

Dear PACE Shareholder,

We are pleased to provide you with the semiannual report for the PACE portfolios (the "Portfolios"), comprising the PACE Select Advisors Trust. This report includes summaries of the performance of each Portfolio, as well as commentaries from the investment advisor and subadvisors regarding the events that affected Portfolio performance during the six-months ended January 31, 2023 (the "reporting period"). Please note that the opinions of the subadvisors do not necessarily represent those of UBS Asset Management (Americas) Inc.

Economic headwinds increase

The global economy faced several headwinds during the reporting period, leading to expectations for weaker growth and a possible recession. In its January 2023 World Economic Outlook Update, the International Monetary Fund (the "IMF") said, "Global growth is projected to fall from an estimated 3.4 percent in 2022 to 2.9 percent in 2023...The rise in central bank rates to fight inflation and Russia's war in Ukraine continue to weigh on economic activity." For 2023, the IMF projects that GDP will be 1.4% in the US (versus 2.0% in 2022), 0.7% in the eurozone (versus 3.5% in 2022), -0.6% in the U.K. (versus 4.1% in 2022), and 1.8% in Japan (versus 1.4% in 2022).

With US inflation hitting a 40-year high in May 2022, the Federal Reserve Board (the "Fed") continued to aggressively raise interest rates. After raising rates three times during the first half of 2022, the Fed hiked rates four additional times by the end of the year. In total for 2022, the Fed raised rates 4.25%, the most since 1980. The Fed then raised rates 0.25% at its meeting in February 2023—after the reporting period ended—bringing the federal funds rate to a range of 4.50% and 4.75%, the highest since 2007. Elsewhere, the Bank of England ("BoE") and the European Central Bank ("ECB") raised rates to 3.50% and 2.50%, respectively, in 2022. Both central banks also raised rates in February 2023, pushing them to their highest level since 2008. In contrast, the Bank of Japan (the "BoJ") maintained its loose monetary policy. However, in December 2022, the BoJ raised the target range for its 10-year bond from 0.25% to 0.50%, which could be its first step to ending its accommodative monetary stance. Elsewhere, with inflation remaining elevated in emerging market countries, their central banks generally pushed rates higher as well.

Global equities produce mixed results

Global equities were volatile and posted mixed results during the reporting period. The US market fell sharply over the first two months of the period against a backdrop of elevated inflation and aggressive monetary policy tightening. The repercussions from the war in Ukraine and several geopolitical issues also weighed on investor sentiment. The US market then rallied over three of the next four months. This was due to several factors, including signs of moderating inflation, hopes that the Fed would be less aggressive in terms of rate hikes in 2023, and that the central bank could orchestrate a "soft landing" for the economy. For the six-months ended January 31, 2023, the S&P 500 Index1 returned -0.44%. Outside the US, international developed equities, as measured by the MSCI EAFE Index (net),2 gained 9.52% and emerging markets equities, based on the MSCI Emerging Markets Index (net),3 returned 4.92% during the six-month reporting period.

The overall fixed income market declines

The overall global fixed income market declined, as most central banks aggressively raised interest rates in an attempt to bring down inflation. In the US, short- and long-term US. Treasury yields moved sharply higher. For the six months ended January 31, 2023, the yield on the US 10-year Treasury rose from 2.67% to 3.52%. 10-year government bond yields outside the US also moved higher. (Bond yields and prices generally move in the opposite direction.) For the six-month reporting period as a whole, the overall US bond market, as measured by the Bloomberg US Aggregate Index,4 returned -2.37%. In contrast, riskier fixed income securities generated positive returns. High yield bonds, as measured by the ICE BofAML US High Yield Index,5 gained 1.22%. Elsewhere, emerging markets debt, as measured by the J.P. Morgan Emerging Markets Bond Index Global (EMBI Global),6 rose 2.84% during the reporting period.

1  The S&P 500 Index is an unmanaged, weighted index composed of 500 widely held common stocks varying in composition and is not available for direct investment. Investors should note that indices do not reflect the deduction of fees and expenses.

2  The MSCI EAFE Index (net) is an index of stocks designed to measure the investment returns of developed economies outside of North America. Net total return indices reinvest dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. The index is constructed and managed with a view to being fully investable from the perspective of international institutional investors. Investors should note that indices do not reflect the deduction of fees and expenses.

3  The MSCI Emerging Markets Index (net) is a market capitalization-weighted index composed of different emerging market countries in Europe, Latin America, and the Pacific Basin. Net total return indices reinvest dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. The index is constructed and managed with a view to being fully investable from the perspective of international institutional investors. Investors should note that indices do not reflect the deduction of fees and expenses.

4  The Bloomberg US Aggregate Index is an unmanaged broad based index designed to measure the US dollar-denominated, investment-grade, taxable bond market. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed, asset-backed and commercial mortgage-backed sectors. Investors should note that indices do not reflect the deduction of fees and expenses.

5  The ICE BofAML US High Yield Index is an unmanaged index that tracks the performance of US dollar denominated, below investment-grade rated corporate debt publicly issued in the US domestic market.

6  The J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) is an unmanaged index which is designed to track total returns for US dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds. Investors should note that indices do not reflect the deduction of fees and expenses.

Sincerely,

Igor Lasun
President, PACE Select Advisors Trust
Managing Director, UBS Asset Management (Americas) Inc.

This report is intended to assist investors in understanding how the Portfolios performed during the six-month period ended January 31, 2023. The views expressed in the Advisor's and Subadvisors' comments sections are as of the end of the reporting period, reflect performance results gross of fees and expenses, and are those of the investment advisor and subadvisors. Subadvisors' comments on Portfolios that have more than one subadvisor are reflective of their portion of the Portfolio only. The views and opinions in this report were current as of March 16, 2023. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the investment advisor and subadvisors reserve the right to change their views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of a Portfolio's future investment intent.

UBS Government Money Market Investments Fund

Performance

The seven-day current yield for the Fund as of January 31, 2023 was 4.15% (after fee waivers/expense reimbursements).1 For more information on the Fund's performance, refer to "Yields and characteristics at a glance" on page 7. Please remember that the PACE program fee is assessed outside the Portfolio at the PACE program account level. The program fee does not impact the determination of the Portfolio's net asset value per share. For a detailed commentary on the market environment in general during the period, please refer to page 3.

Advisor's comments

While the US Federal Reserve (the "Fed") aggressively raised interest rates, the yields on short-term fixed income securities moved higher during the reporting period.

We tactically adjusted the Fund's weighted average maturity ("WAM") throughout the six-month review period. When the reporting period began, the portfolio had a WAM of 21 days. This was 11 days at the end of the reporting period.

A number of adjustments were made to the Fund's sector and issuer positioning during the six-month period. We increased the portfolio's exposure to US government agency obligations. In contrast, we reduced its allocations to repurchase agreements and US Treasury obligations. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

1  Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%, which, if included, would have reduced performance. Class P shares held through other advisory programs also may be subject to a program fee, which, if included, would have reduced performance.

PACE Select Advisors Trust – UBS Government Money Market Investments Fund

Investment Advisor:

UBS Asset Management (Americas) Inc.

Portfolio Manager:

Robert Sabatino

Objective:

Current income consistent with preservation of capital and liquidity

Investment process:

The Portfolio is a money market mutual fund and seeks to maintain a stable price of $1.00 per share, although it may be possible to lose money by investing in this Portfolio. The Portfolio invests in a diversified portfolio of high-quality money market instruments of governmental issuers and in related repurchase agreements. Security selection is based on the assessment of relative values and changes in market and economic conditions.

UBS Government Money Market Investments Fund

Yields and characteristics at a glance—January 31, 2023 (unaudited)

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	4.15%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	4.23
Seven-day current yield before fee waivers and/or expense reimbursements[1]	4.02
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	4.10
Weighted average maturity[2]	11 days
Portfolio composition[3]
U.S. government agency obligations	90.2%
Repurchase agreements	9.3
U.S. Treasury obligations	2.3
Liabilities in excess of other assets	(1.8)
Total	100.0%

You could lose money by investing in UBS Government Money Market Investments Fund. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, the portfolio cannot guarantee it will do so. An investment in UBS Government Money Market Investments Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. UBS Government Money Market Investments Fund's sponsor has no legal obligation to provide financial support to UBS Government Money Market Investments Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

1  Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

2  The portfolio is actively managed and its weighted average maturity will differ over time.

3  Weightings represent percentages of the Portfolio's net assets as of the date indicated. The portfolio is actively managed and its composition will vary over time.

UBS Government Money Market Investments Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount	Value
U.S. government agency obligations—90.2%
Federal Farm Credit Banks SOFR + 0.018%, 4.318%, due 07/13/23[1]	$1,500,000	$1,499,780
SOFR + 0.025%, 4.325%, due 08/04/23[1]	1,000,000	1,000,000
SOFR + 0.025%, 4.325%, due 08/10/23[1]	500,000	500,000
SOFR + 0.025%, 4.325%, due 08/28/23[1]	1,000,000	1,000,000
SOFR + 0.025%, 4.325%, due 09/08/23[1]	1,000,000	1,000,000
SOFR + 0.025%, 4.325%, due 09/27/23[1]	500,000	500,000
SOFR + 0.025%, 4.325%, due 10/27/23[1]	1,000,000	1,000,000
SOFR + 0.025%, 4.325%, due 11/30/23[1]	500,000	499,895
SOFR + 0.030%, 4.330%, due 10/13/23[1]	1,000,000	1,000,000
SOFR + 0.030%, 4.330%, due 10/20/23[1]	500,000	500,000
SOFR + 0.030%, 4.330%, due 10/27/23[1]	1,500,000	1,500,000
SOFR + 0.035%, 4.335%, due 04/21/23[1]	500,000	500,000
SOFR + 0.035%, 4.335%, due 04/27/23[1]	500,000	500,000
SOFR + 0.040%, 4.340%, due 03/10/23[1]	1,000,000	1,000,000
SOFR + 0.040%, 4.340%, due 11/02/23[1]	1,000,000	1,000,000
SOFR + 0.045%, 4.345%, due 03/01/24[1]	1,000,000	1,000,000
SOFR + 0.050%, 4.350%, due 08/22/23[1]	500,000	500,000
SOFR + 0.050%, 4.350%, due 05/09/24[1]	1,000,000	1,000,000
SOFR + 0.055%, 4.355%, due 02/09/23[1]	500,000	500,000
SOFR + 0.060%, 4.360%, due 12/13/23[1]	500,000	500,000
SOFR + 0.070%, 4.370%, due 12/14/23[1]	1,000,000	1,000,000
SOFR + 0.090%, 4.390%, due 08/26/24[1]	2,000,000	2,000,000
SOFR + 0.100%, 4.400%, due 08/08/24[1]	500,000	500,000
SOFR + 0.100%, 4.400%, due 08/26/24[1]	2,000,000	2,000,000
SOFR + 0.105%, 4.405%, due 10/04/24[1]	1,500,000	1,500,000
SOFR + 0.140%, 4.435%, due 09/05/24[1]	7,500,000	7,500,000
SOFR + 0.160%, 4.460%, due 01/30/25[1]	2,000,000	2,000,000
SOFR + 0.170%, 4.465%, due 02/06/25[1]	5,000,000	5,000,000
	Face amount	Value
U.S. government agency obligations—(continued)
SOFR + 0.170%, 4.470%, due 01/23/25[1]	$3,000,000	$3,000,000
SOFR + 0.180%, 4.480%, due 01/17/25[1]	3,500,000	3,500,000
SOFR + 0.200%, 4.500%, due 12/05/24[1]	4,000,000	4,000,000
Federal Farm Credit Discount Notes 4.080%, due 02/01/23[2]	95,000,000	95,000,000
4.100%, due 02/02/23[2]	10,000,000	9,998,861
4.220%, due 02/08/23[2]	20,000,000	19,983,589
4.270%, due 02/07/23[2]	25,000,000	24,982,208
Federal Home Loan Bank Discount Notes 3.970%, due 03/31/23[2]	6,000,000	5,961,623
4.050%, due 02/01/23[2]	54,000,000	54,000,000
4.090%, due 02/01/23[2]	73,750,000	73,750,000
4.100%, due 02/01/23[2]	101,000,000	101,000,000
4.100%, due 02/02/23[2]	100,000,000	99,988,611
4.100%, due 02/06/23[2]	52,000,000	51,970,389
4.105%, due 02/03/23[2]	33,000,000	32,992,474
4.125%, due 02/10/23[2]	15,000,000	14,984,531
4.170%, due 02/08/23[2]	4,000,000	3,996,757
4.174%, due 02/10/23[2]	8,000,000	7,991,652
4.190%, due 02/08/23[2]	30,000,000	29,975,558
4.200%, due 02/03/23[2]	30,000,000	29,993,000
4.220%, due 02/03/23[2]	25,000,000	24,994,139
4.236%, due 02/17/23[2]	4,000,000	3,992,469
4.250%, due 02/06/23[2]	85,000,000	84,949,827
4.260%, due 02/17/23[2]	20,000,000	19,962,133
4.310%, due 02/22/23[2]	4,000,000	3,989,943
4.320%, due 02/10/23[2]	15,000,000	14,983,800
4.368%, due 03/01/23[2]	8,000,000	7,972,821
4.370%, due 02/24/23[2]	20,000,000	19,944,161
4.378%, due 03/03/23[2]	10,000,000	9,963,517
4.400%, due 04/26/23[2]	4,000,000	3,958,933
4.405%, due 03/15/23[2]	10,000,000	9,948,608
4.411%, due 03/10/23[2]	10,000,000	9,954,665
4.434%, due 03/22/23[2]	8,000,000	7,951,719
4.450%, due 02/22/23[2]	58,000,000	57,849,442
4.450%, due 03/01/23[2]	8,000,000	7,972,311
4.460%, due 03/24/23[2]	10,000,000	9,936,817
4.485%, due 03/29/23[2]	10,000,000	9,930,234
4.520%, due 03/22/23[2]	7,500,000	7,453,858
4.540%, due 04/05/23[2]	12,000,000	11,904,660
4.580%, due 04/14/23[2]	7,000,000	6,935,880
4.600%, due 04/19/23[2]	7,000,000	6,931,128
4.605%, due 04/19/23[2]	12,000,000	11,881,805
4.610%, due 05/04/23[2]	7,000,000	6,917,532
4.650%, due 05/03/23[2]	7,000,000	6,917,721
4.730%, due 08/02/23[2]	7,000,000	6,832,611
Federal Home Loan Banks SOFR + 0.030%, 4.330%, due 03/02/23[1]	3,000,000	3,000,000
SOFR + 0.030%, 4.330%, due 05/11/23[1]	15,000,000	15,000,000
SOFR + 0.035%, 4.335%, due 04/21/23[1]	2,500,000	2,500,000

UBS Government Money Market Investments Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount	Value
U.S. government agency obligations—(concluded)
SOFR + 0.040%, 4.340%, due 02/13/23[1]	$3,000,000	$3,000,000
SOFR + 0.040%, 4.340%, due 04/05/23[1]	2,500,000	2,500,000
SOFR + 0.040%, 4.340%, due 05/26/23[1]	7,000,000	7,000,000
SOFR + 0.040%, 4.340%, due 06/06/23[1]	10,000,000	10,000,000
SOFR + 0.040%, 4.340%, due 06/13/23[1]	14,000,000	14,000,000
SOFR + 0.045%, 4.345%, due 02/23/23[1]	5,000,000	5,000,000
SOFR + 0.045%, 4.345%, due 03/03/23[1]	3,000,000	3,000,000
SOFR + 0.050%, 4.350%, due 03/03/23[1]	10,000,000	10,000,000
SOFR + 0.050%, 4.350%, due 03/28/23[1]	7,000,000	7,000,000
SOFR + 0.050%, 4.350%, due 06/27/23[1]	2,500,000	2,500,000
SOFR + 0.050%, 4.350%, due 06/30/23[1]	7,500,000	7,500,000
SOFR + 0.050%, 4.350%, due 07/18/23[1]	22,000,000	22,000,000
SOFR + 0.055%, 4.355%, due 03/09/23[1]	7,000,000	7,000,000
SOFR + 0.055%, 4.355%, due 04/04/23[1]	3,000,000	3,000,000
SOFR + 0.055%, 4.355%, due 05/24/23[1]	4,000,000	4,000,000
SOFR + 0.060%, 4.360%, due 08/01/23[1]	7,500,000	7,500,000
SOFR + 0.070%, 4.370%, due 04/03/23[1]	4,000,000	4,000,000
SOFR + 0.070%, 4.370%, due 07/25/23[1]	5,000,000	5,000,000
SOFR + 0.070%, 4.370%, due 11/27/23[1]	7,500,000	7,500,000
SOFR + 0.080%, 4.380%, due 01/24/24[1]	7,000,000	7,000,000
SOFR + 0.090%, 4.390%, due 05/23/23[1]	4,000,000	4,000,000
Federal National Mortgage Association Discount Notes 4.200%, due 02/06/23[2]	140,000,000	139,918,333
Total U.S. government agency obligations (cost—$1,382,017,995)		1,382,017,995
	Face amount	Value
U.S. Treasury obligations—2.3%
U.S. Treasury Bills 4.757%, due 05/30/23[3]	$15,000,000	$14,772,849
U.S. Treasury Notes 3 mo. Treasury money market yield + 0.140%, 4.769%, due 10/31/24[1]	8,000,000	7,989,016
3 mo. Treasury money market yield + 0.200%, 4.829%, due 01/31/25[1]	13,000,000	13,000,000
Total U.S. Treasury obligations (cost—$35,761,865)		35,761,865
Repurchase agreements—9.3%
Repurchase agreement dated 01/31/23 Fixed Income Clearing Corp., 4.290% due 02/01/23, collateralized by $901,000 U.S. Treasury Note, 4.130% due 01/31/25; (value—$898,712); proceeds: $881,105	881,000	881,000
Repurchase agreement dated 01/31/23 with Goldman Sachs & Co., 4.240% due 02/01/23, collateralized by $149,270,000 U.S. Treasury Note, 2.000% due 05/31/24; (value—$144,636,001); proceeds: $141,816,701	141,800,000	141,800,000
Total repurchase agreements (cost—$142,681,000)		142,681,000
Total investments (cost—$1,560,460,860 which approximates cost for federal income tax purposes)—101.8%		1,560,460,860
Liabilities in excess of other assets—(1.8)%		(27,856,446)
Net assets—100.0%		$1,532,604,414

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS Government Money Market Investments Fund

Portfolio of investments—January 31, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$1,382,017,995	$—	$1,382,017,995
U.S. Treasury obligations	—	35,761,865	—	35,761,865
Repurchase agreements	—	142,681,000	—	142,681,000
Total	$—	$1,560,460,860	$—	$1,560,460,860

At January 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

1  Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

2  Rate shown is the discount rate at the date of purchase unless otherwise noted.

3  Rates shown reflect yield at January 31, 2023.

See accompanying notes to financial statements.

PACE Mortgage-Backed Securities Fixed Income Investments

Performance

For the six-months ended January 31, 2023, the Portfolio's Class P shares returned -3.51% before the deduction of the maximum PACE Select program fee.1 In comparison, the Bloomberg US Mortgage-Backed Securities Index (the "benchmark") returned -3.25%. (Returns for all share classes over various time periods are shown in the "Performance at a glance" table on page 13. Please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.) For a detailed commentary on the market environment in general during the reporting period, please refer to page 3.

Subadvisor's comments2

The Portfolio generated a negative return and underperformed its benchmark during the reporting period. Overall interest rate strategies were negative for results. An overweight to the 5-year and 7-year portions of the US yield curve detracted from returns as Treasury yields rose over the period. Overall mortgage strategies were also a headwind for returns. Exposure to 30-year Fannie Mae securities detracted from performance, while exposure to 30-year Ginnie Mae and Freddie Mac securities contributed to returns. Elsewhere, security selection within non-agency mortgage-backed securities (MBS), including residential mortgage credit, detracted from performance. However, tactical exposure to collateralized loan obligations (CLOs) contributed to returns.

Overall, derivative usage was positive for performance during the reporting period. The use of interest rate swaps to manage US interest rate exposure and yield curve positioning contributed to performance, while the use of interest rate options and futures detracted from returns. Mortgage pool options, used to manage interest rate and volatility risk within the sector, were negative for performance. Options on swaps were primarily used to manage interest rate exposure and currency volatility and were neutral for returns. Overall, the use of currency options, futures, and interest rate swaps were all neutral for performance.

1  Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%, which, if included, would have reduced performance. Class P shares held through other advisory programs also may be subject to a program fee, which, if included, would have reduced performance.

2  Performance is discussed on a gross-of-fees basis—meaning that no fees or expenses are reflected when discussed at the level of a subadvisor's sleeve (or subadvisors' sleeves, if applicable). Alternatively, performance at the overall Portfolio level is shown net of fees, which does factor in fees and expenses associated with the Portfolio.

PACE Select Advisors Trust – PACE Mortgage-Backed Securities Fixed
Income Investments

Investment Manager:

UBS Asset Management (Americas) Inc. ("UBS AM")

Investment Subadvisor:

Pacific Investment Management Company LLC ("PIMCO")

Portfolio Management Team:

UBS AM: Mabel Lung, CFA, Gina Toth, CFA, Fred Lee, CFA, David Kelly and Christopher Andersen, CFA

PIMCO: Daniel Hyman and Michael Cudzil

Objective:

Current income

Investment process:

The subadvisor utilizes a strategy that involves buying or selling specific bonds based on an analysis of their values relative to other similar bonds.

PACE Mortgage-Backed Securities Fixed Income Investments

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us

Special considerations

The Portfolio may be appropriate for long-term investors seeking current income who are able to withstand short-term fluctuations in the fixed income markets in return for potentially higher returns over the long term. The yield and value of the Portfolio change every day and can be affected by changes in interest rates, general market conditions, and other political, social and economic developments, as well as specific matters relating to the issuers in which the Portfolio invests. It is important to note that an investment in the Portfolio is only one component of a balanced investment plan.

PACE Mortgage-Backed Securities Fixed Income Investments

Performance at a glance (unaudited)

Average annual total returns for periods ended 01/31/23	6 months	1 year	5 years	10 years
Before deducting maximum sales charge
Class A1	(3.72)%	(9.39)%	0.08%	0.79%
Class Y2	(3.59)	(9.16)	0.33	1.04
Class P3	(3.51)	(9.15)	0.35	1.05
After deducting maximum sales charge
Class A1	(7.35)	(12.77)	(0.68)	0.40
Bloomberg US Mortgage Backed Securities Index[4]	(3.25)	(7.53)	0.35	1.12

Most recent calendar quarter-end returns (unaudited)

Average annual total returns for periods ended 12/31/22	6 months	1 year	5 years	10 years
Before deducting maximum sales charge
Class A1	(3.61)%	(13.70)%	(0.86)%	0.42%
Class Y2	(3.48)	(13.49)	(0.61)	0.68
Class P3	(3.48)	(13.47)	(0.60)	0.68
After deducting maximum sales charge
Class A1	(7.20)	(16.94)	(1.62)	0.04

The annualized gross and net expense ratios, respectively, for each class of shares as in the prospectuses dated November 28, 2022 were as follows: Class A—1.09% and 0.97%; Class Y— 0.95% and 0.72%; and Class P— 0.90% and 0.72%. Net expenses reflect fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses. The Portfolio and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the Portfolio's ordinary total operating expenses of each class through November 30, 2023 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, trustee elections, as well as other matters related to shareholder meetings (unless specifically agreed by UBS AM) and extraordinary expenses) would not exceed Class A—0.97%; Class Y—0.72%; and Class P—0.72%. The Portfolio has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the Portfolio's expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the Portfolio's board at any time and also will terminate automatically upon the expiration or termination of the Portfolio's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

1  Maximum sales charge for Class A shares is 3.75%. Class A shares bear ongoing 12b-1 service fees of 0.25% annually.

2  The Portfolio offers Class Y shares to a limited group of eligible investors, including certain qualifying retirement plans. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.

3  Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee, which, if included, would have reduced performance.

4  The Bloomberg US Mortgage-Backed Securities Index is an unmanaged index which primarily covers the mortgage-backed passthrough securities issued by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA), Freddie Mac (formally known as Federal Home Loan Mortgage Corporation or FHLMC), and Fannie Mae (formally known as Federal National Mortgage Association or FNMA). Investors should note that indices do not reflect the deduction of fees and expenses.

Prior to August 3, 2015, a 1% redemption fee was imposed on sales or exchanges of any class of shares of the Portfolio made during the specified holding period.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com/us-mutualfundperformance.

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of January 31, 2023

Characteristics
Weighted average duration	5.76 yrs.
Weighted average maturity	8.98 yrs.
Average coupon	3.14%
Top ten holdings (long holdings)
UMBS TBA, 2.000%	18.5%
UMBS TBA, 2.500%	15.0
UMBS TBA, 4.500%	10.6
GNMA II TBA, 3.000%	6.8
UMBS TBA, 6.000%	5.6
UMBS TBA, 4.000%	5.3
GNMA II TBA, 4.500%	4.4
FNMA, 3.500% due 08/01/43	2.8
GNMA II TBA, 3.500%	2.8
GNMA II TBA, 2.000%	2.6
Total	74.4%
Asset allocation
U.S. government agency obligations	156.6%
Mortgage-backed securities	18.5
Asset-backed securities	8.4
Options and swaptions purchased	0.3
Short-term U.S. Treasury obligations	0.1
Investments sold short	(29.4)
Cash equivalents and liabilities in excess of other assets	(54.5)
Total	100.0%

1  The portfolio is actively managed and its composition will vary over time.

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount	Value
Asset-backed securities—8.4%
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, Series 2005-R1, Class M4, 1 mo. USD LIBOR + 1.110%, 5.616%, due 03/25/35[1]	$200,000	$194,890
AMMC CLO 16 Ltd., Series 2015-16A, Class AR2, 3 mo. USD LIBOR + 0.980%, 5.772%, due 04/14/29[1,2]	730,304	727,505
Amortizing Residential Collateral Trust, Series 2004-1, Class A5, 1 mo. USD LIBOR + 1.000%, 5.506%, due 10/25/34[1]	88,889	86,605
Bear Stearns Asset-Backed Securities Trust, Series 2004-2, Class M1, 1 mo. USD LIBOR + 1.200%, 5.706%, due 08/25/34[1]	2,211,721	2,245,730
Chase Funding Trust, Series 2002-3, Class 2A1, 1 mo. USD LIBOR + 0.640%, 5.146%, due 08/25/32[1]	125,924	118,982
Series 2002-4, Class 2A1, 1 mo. USD LIBOR + 0.740%, 5.246%, due 10/25/32[1]	6,577	6,268
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 1 mo. USD LIBOR + 1.350%, 5.856%, due 10/25/37[1,2]	169,748	168,947
Countrywide Asset-Backed Certificates, Series 2004-2, Class 3A4, 1 mo. USD LIBOR + 0.500%, 5.006%, due 07/25/34[1]	66,074	62,701
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-4, Class M1, 1 mo. USD LIBOR + 0.720%, 5.226%, due 07/25/34[1]	39,015	38,307
Series 2004-6, Class M1, 1 mo. USD LIBOR + 0.900%, 5.406%, due 10/25/34[1]	72,226	70,539
Dryden Senior Loan Fund, Series 2017-47A, Class A1R, 3 mo. USD LIBOR + 0.980%, 5.772%, due 04/15/28[1,2]	1,616,076	1,605,990
EMC Mortgage Loan Trust, Series 2003-A, Class A2, 1 mo. USD LIBOR + 1.500%, 6.006%, due 08/25/40[1,2]	45,190	43,539
EquiFirst Loan Securitization Trust, Series 2007-1, Class A1, 1 mo. USD LIBOR + 0.170%, 4.676%, due 04/25/37[1,2]	1,303,752	1,116,624
Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 3 mo. USD LIBOR + 1.090%, 5.169%, due 07/15/31[1,2]	1,400,000	1,379,153
	Face amount	Value
Asset-backed securities—(continued)
JP Morgan Mortgage Acquisition Trust, Series 2006-ACC1, Class M1, 1 mo. USD LIBOR + 0.405%, 4.911%, due 05/25/36[1]	$1,986	$2,053
KGS-Alpha SBA COOF Trust, Series 2012-5, Class A, 0.995%, due 04/25/38[2,3,4,5]	7,360,120	153,090
LCM XX LP, Series 20A, Class AR, 3 mo. USD LIBOR + 1.040%, 5.848%, due 10/20/27[1,2]	57,797	57,611
Option One Mortgage Loan Trust, Series 2007-4, Class 2A2, 1 mo. USD LIBOR + 0.180%, 4.686%, due 04/25/37[1]	48,218	28,394
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WHQ3, Class M4, 1 mo. USD LIBOR + 0.945%, 5.451%, due 06/25/35[1]	35,134	34,765
PRET LLC, Series 2021-RN2, Class A1, 1.744%, due 07/25/51[2,6]	4,376,158	4,025,739
Series 2022-RN1, Class A1, 3.721%, due 07/25/51[2,6]	1,406,220	1,321,994
RASC Trust, Series 2005-KS11, Class M2, 1 mo. USD LIBOR + 0.630%, 5.136%, due 12/25/35[1]	85,864	85,042
Renaissance Home Equity Loan Trust, Series 2003-2, Class A, 1 mo. USD LIBOR + 0.880%, 4.288%, due 08/25/33[1]	108,599	101,001
Saxon Asset Securities Trust, Series 2005-3, Class M3, 1 mo. USD LIBOR + 0.750%, 1.610%, due 11/25/35[1]	1,083,929	1,025,685
Sound Point CLO XIV Ltd., Series 2016-3A, Class AR2, 3 mo. USD LIBOR + 0.990%, 5.805%, due 01/23/29[1,2]	300,423	298,566
Soundview Home Loan Trust, Series 2007-OPT1, Class 1A1, 1 mo. USD LIBOR + 0.200%, 4.706%, due 06/25/37[1]	580,661	415,062
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-EQ1A, Class A1, 1 mo. USD LIBOR + 0.135%, 4.641%, due 07/25/36[1,2]	46,688	46,052
Structured Asset Securities Corp. Trust, Series 2005-AR1, Class M2, 1 mo. USD LIBOR + 0.690%, 5.196%, due 09/25/35[1]	996,967	945,839

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount	Value
Asset-backed securities—(concluded)
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, 3 mo. USD LIBOR + 0.880%, 5.672%, due 04/15/28[1,2]	$165,385	$164,610
Venture 33 CLO Ltd., Series 2018-33A, Class A1LR, 3 mo. USD LIBOR + 1.060%, 5.852%, due 07/15/31[1,2]	500,000	491,858
Venture 36 CLO Ltd., Series 2019-36A, Class A1AR, 3 mo. USD LIBOR + 1.130%, 5.938%, due 04/20/32[1,2]	800,000	783,847
Vibrant CLO VI Ltd., Series 2017-6A, Class AR, 3 mo. USD LIBOR + 0.950%, 5.696%, due 06/20/29[1,2]	969,850	961,614
Total asset-backed securities (cost—$19,118,920)		18,808,602
Mortgage-backed securities—18.5%
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A21, 3.622%, due 11/25/35[3]	285,335	221,394
BCAP LLC Trust, Series 2010-RR1, Class 1A4, 3.224%, due 03/26/37[2,3]	59,255	46,823
Series 2013-RR1, Class 3A4, 6.000%, due 10/26/37[2,3]	139,642	107,638
Bear Stearns ARM Trust, Series 2002-11, Class 1A2, 3.250%, due 02/25/33[3]	1,233	971
Series 2004-2, Class 12A2, 3.017%, due 05/25/34[3]	20,980	19,013
Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC3, Class A2, 5.500%, due 06/25/34[6]	346,112	333,124
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, 5.750%, due 10/25/33[6]	187,106	189,518
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-1A, Class A1, 1 mo. USD LIBOR + 0.280%, 4.786%, due 01/25/35[1,2]	14,857	13,745
CHL Mortgage Pass-Through Trust, Series 2003-HYB1, Class 1A1, 3.235%, due 05/19/33[3]	3,149	2,731
Series 2007-15, Class 2A2, 6.500%, due 09/25/37	24,167	10,449
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class A, 4.149%, due 01/10/36[2]	3,200,000	3,137,227
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV3, Class A3A, 2.500%, due 05/25/51[2,3]	3,310,192	2,763,365
Series 2022-INV1, Class A3B, 3.000%, due 11/27/51[2,3]	3,174,472	2,730,703
	Face amount	Value
Mortgage-backed securities—(continued)
CSMC Trust, Series 2013-MH1, Class A, 4.698%, due 05/27/53[2,3]	$908,746	$773,353
Series 2021-INV1, Class A3, 2.500%, due 07/25/56[2,3]	254,875	212,771
FHLMC GNMA, Series 13, Class B, 7.000%, due 06/25/23	469	4
Series 23, Class KZ, 6.500%, due 11/25/23	573	572
FHLMC REMIC 2.000%, due 11/25/50	702,496	91,900
Series 1502, Class PX, 7.000%, due 04/15/23	1,065	1,063
Series 1534, Class Z, 5.000%, due 06/15/23	878	873
Series 1573, Class PZ, 7.000%, due 09/15/23	520	520
Series 1658, Class GZ, 7.000%, due 01/15/24	464	465
Series 1694, Class Z, 6.500%, due 03/15/24	5,445	5,463
Series 1775, Class Z, 8.500%, due 03/15/25	437	449
Series 2136, Class GD, 7.000%, due 03/15/29	787	88
Series 2178, Class PI, 7.500%, due 08/15/29	4,856	685
Series 2400, Class FQ, 1 mo. USD LIBOR + 0.500%, 4.959%, due 01/15/32[1]	28,225	28,225
Series 2411, Class FJ, 1 mo. USD LIBOR + 0.350%, 4.809%, due 12/15/29[1]	6,348	6,317
Series 2513, Class AS, (1.000)* 1 mo. USD LIBOR + 8.000%, 3.541%, due 02/15/32[1]	137,053	14,934
Series 2614, Class WO, 0.010%, due 05/15/33[7]	390,410	326,400
Series 3096, Class FL, 1 mo. USD LIBOR + 0.400%, 4.859%, due 01/15/36[1]	67,784	67,052
Series 3114, Class PF, 1 mo. USD LIBOR + 0.400%, 4.859%, due 02/15/36[1]	369,026	365,089
Series 3153, Class UF, 1 mo. USD LIBOR + 0.430%, 4.889%, due 05/15/36[1]	91,693	91,178
Series 3339, Class LI, (1.000)* 1 mo. USD LIBOR + 6.480% 2.021%, due 07/15/37[1]	497,903	50,794
Series 3442, Class MT, 1 mo. USD LIBOR, 4.459%, due 07/15/34[1]	33,451	31,687
Series 3598, Class JI, 0.188%, due 10/15/37[3]	17,317	507

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Series 3621, Class WI, 0.573%, due 05/15/37[3]	$29,465	$1,230
Series 3635, Class IB, 0.487%, due 10/15/37[3]	51,027	1,948
Series 3667, Class FW, 1 mo. USD LIBOR + 0.550%, 5.009%, due 02/15/38[1]	7,908	7,846
Series 3671, Class FQ, 1 mo. USD LIBOR + 0.850%, 5.309%, due 12/15/36[1]	535,596	541,624
Series 3684, Class JI, 0.200%, due 11/15/36[3]	149,933	8,926
Series 3864, Class NT, (9.167)* 1 mo. USD LIBOR + 60.500%, 5.500%, due 03/15/39[1]	244,540	246,300
Series 3962, Class KS, 0.180%, due 06/15/38[3]	114,429	6,278
Series 4037, Class PI, 3.000%, due 04/15/27	503,587	14,257
Series 4068, Class UF, 1 mo. USD LIBOR + 0.500%, 4.959%, due 06/15/42[1]	449,504	441,281
Series 4076, Class SW, (1.000)* 1 mo. USD LIBOR + 6.050% 1.591%, due 07/15/42[1]	1,065,685	132,667
Series 4100, Class HI, 3.000%, due 08/15/27	118,660	5,453
Series 4156, Class SA, (1.000)* 1 mo. USD LIBOR + 6.200%, 1.741%, due 01/15/33[1]	787,983	52,376
Series 4165, Class TI, 3.000%, due 12/15/42	592,768	42,632
Series 4182, Class QI, 3.000%, due 02/15/33	69,591	4,346
Series 4182, Class YI, 2.500%, due 03/15/28	1,283,499	59,473
Series 4255, Class SN, (2.667)* 1 mo. USD LIBOR + 12.267%, 0.092%, due 05/15/35[1]	311,934	284,752
Series 4263, Class SD, (2.667)* 1 mo. USD LIBOR + 12.267%, 0.376%, due 11/15/43[1]	348,249	289,285
Series 4265, Class ES, (3.200)* 1 mo. USD LIBOR + 13.760%, 0.576%, due 11/15/43[1]	828,981	724,704
Series 4324, Class IO, 0.439%, due 08/15/36[3]	52,464	1,424
Series 4338, Class SB, 0.030%, due 10/15/41[3]	66,731	2,794
Series 4367, Class GS, 0.575%, due 03/15/37[3]	46,100	2,348
Series 4394, Class WI, 0.121%, due 08/15/41[3]	39,704	1,654
Series 4438, Class WI, 0.073%, due 11/15/38[3]	129,131	5,485
Series 4457, Class DI, 4.000%, due 08/15/24	88,721	1,703
	Face amount	Value
Mortgage-backed securities—(continued)
Series 4463, Class IO, 0.197%, due 02/15/38[3]	$86,842	$3,463
Series 4544, Class IP, 4.000%, due 01/15/46	1,082,074	174,580
Series 4832, Class FW, 1 mo. USD LIBOR + 0.350%, 3.914%, due 04/15/38[1]	940,596	943,919
Series 4836, Class PO, 0.010%, due 10/15/58[7]	749,331	552,277
Series 4839, Class UO, 0.010%, due 08/15/56[7]	459,762	377,220
Series 4940, Class FE, 1 mo. USD LIBOR + 0.550%, 5.056%, due 01/25/50[1]	277,438	271,823
Series 4945, Class F, 1 mo. USD LIBOR + 0.500%, 3.722%, due 12/15/46[1]	145,090	144,005
FHLMC STRIPs, Series 303, Class C19, 3.500%, due 01/15/43	441,959	67,500
Series 326, Class F2, 1 mo. USD LIBOR + 0.550%, 5.009%, due 03/15/44[1]	271,046	265,834
Series 330, Class F4, 1 mo. USD LIBOR + 0.350%, 3.824%, due 10/15/37[1]	207,155	202,320
Series 345, Class C13, 3.500%, due 08/15/45	583,510	95,748
FHLMC Whole Loan Securities Trust, Series 2015-SC02, Class 1A, 3.000%, due 09/25/45	223,363	209,103
Series 2017-SC01, Class 1A, 3.000%, due 12/25/46	370,705	342,123
Series 2017-SC01, Class 2A, 3.500%, due 12/25/46	424,900	401,373
FNMA Aces, Series 2016-M11, Class AL, 2.944%, due 07/25/39	524,360	477,124
Series 2020-M33, Class X2, 2.241%, due 01/25/31[3]	589,368	59,708
FNMA REMIC, Series 1993-37, Class PX, 7.000%, due 03/25/23	113	112
Series 2002-60, Class F1, 1 mo. USD LIBOR + 0.400%, 4.906%, due 06/25/32[1]	39,179	38,981
Series 2003-70, Class SH, (2.000)* 1 mo. USD LIBOR + 14.000%, 4.988%, due 07/25/23[1]	6,249	6,047
Series 2007-67, Class FB, 1 mo. USD LIBOR + 0.320%, 4.826%, due 07/25/37[1]	31,566	30,973
Series 2009-33, Class FB, 1 mo. USD LIBOR + 0.820%, 5.326%, due 03/25/37[1]	306,000	308,509

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2010-141, Class FA, 1 mo. USD LIBOR + 0.500%, 5.006%, due 12/25/40[1]	$132,765	$130,489
Series 2010-76, Class SA, (1.000)* 1 mo. USD LIBOR + 6.500%, 1.994%, due 07/25/40[1]	443,338	40,767
Series 2012-111, Class HS, (0.833)* 1 mo. USD LIBOR + 3.667%, 0.009%, due 10/25/42[1]	37,214	24,031
Series 2012-122, Class LI, 4.500%, due 07/25/41	338,023	28,592
Series 2012-128, Class FK, 1 mo. USD LIBOR + 0.350%, 4.856%, due 11/25/42[1]	132,496	128,928
Series 2012-77, Class IO, 0.453%, due 07/25/52[3]	133,858	4,816
Series 2012-90, Class FB, 1 mo. USD LIBOR + 0.440%, 4.946%, due 08/25/42[1]	46,863	45,867
Series 2013-116, Class IY, 3.000%, due 09/25/43	186,081	13,200
Series 2013-28, Class YS, (1.000)* 1 mo. USD LIBOR + 6.150%, 1.644%, due 07/25/42[1]	376,399	50,828
Series 2013-30, Class GI, 3.000%, due 01/25/43	695,007	63,800
Series 2013-30, Class JI, 3.000%, due 04/25/43	279,080	38,502
Series 2013-34, Class PS, (1.000)* 1 mo. USD LIBOR + 6.150%, 1.644%, due 08/25/42[1]	366,787	23,380
Series 2013-45, Class IK, 3.000%, due 02/25/43	515,623	60,369
Series 2014-42, Class SA, 0.012%, due 07/25/44[3]	140,376	4,587
Series 2014-43, Class BS, 0.340%, due 07/25/44[3]	233,545	10,792
Series 2014-45, Class SA, 0.061%, due 08/25/44[3]	107,252	3,826
Series 2014-47, Class BI, 0.396%, due 08/25/54[3]	222,292	9,043
Series 2014-84, Class AI, (1.000)* 1 mo. USD LIBOR + 6.150%, 0.200%, due 02/25/43[1]	276,181	1,931
Series 2014-92, Class SB, 0.118%, due 01/25/45[3]	134,481	6,692
Series 2015-10, Class SA, 0.092%, due 03/25/45[3]	258,676	11,737
Series 2015-19, Class AI, 0.310%, due 04/25/55[3]	216,412	8,182
Series 2015-47, Class GI, 4.000%, due 06/25/44	46,971	4,917
Series 2015-50, Class SB, 0.126%, due 07/25/45[3]	695,713	33,151
Series 2015-58, Class AI, 0.101%, due 08/25/55[3]	128,179	4,050
	Face amount	Value
Mortgage-backed securities—(continued)
Series 2015-64, Class KS, 0.036%, due 09/25/45[3]	$173,025	$7,337
Series 2015-73, Class ES, (2.333)* 1 mo. USD LIBOR + 9.333% 0.542%, due 10/25/45[1]	176,805	111,297
Series 2016-14, Class IO, 3.000%, due 03/25/46	380,832	50,155
Series 2016-17, Class CS, 0.078%, due 04/25/46[3]	98,682	5,536
Series 2016-52, Class PI, 3.000%, due 04/25/46	420,094	52,659
Series 2016-63, Class YI, 3.500%, due 04/25/46	49,371	3,667
Series 2016-64, Class IA, 3.000%, due 05/25/46	307,501	39,635
Series 2016-76, Class CS, 0.023%, due 10/25/46[3]	48,014	1,921
Series 2018-28, Class CA, 3.000%, due 05/25/48	256,373	236,938
Series 2018-85, Class FE, 1 mo. USD LIBOR + 0.300%, 4.806%, due 12/25/48[1]	1,638,172	1,609,131
Series 2019-10, Class FA, 1 mo. USD LIBOR + 0.400%, 4.906%, due 03/25/49[1]	2,674,076	2,623,045
Series 2019-62, Class SN, (1.000)* 1 mo. USD LIBOR + 6.000%, 1.494%, due 11/25/49[1]	214,671	31,859
Series 2020-54, Class WF, 1 mo. USD LIBOR + 0.450%, 3.146%, due 08/25/50[1]	555,331	522,313
Series 2020-70, Class IO, 0.030%, due 10/25/50[3]	12,282,249	673,465
Series 2022-3, Class SD, (1.000)* 30 day USD SOFR Average + 2.550%, 0.269%, due 02/25/52[1]	4,070,773	86,061
Series G94-6, Class PJ, 8.000%, due 05/17/24	186	187
FNMA STRIPs, Series 386, Class 14, 6.500%, due 04/25/38	35,188	10,359
Series 413, Class 111, 4.000%, due 07/25/42[3]	477,255	69,851
Series 419, Class C3, 3.000%, due 11/25/43	94,698	13,789
Fremont Home Loan Trust, Series 2004-A, Class M1, 1 mo. USD LIBOR + 0.825%, 5.331%, due 01/25/34[1]	338,671	316,217
GNMA, Series 2007-18, Class CO, 0.010%, due 03/20/35[7]	16,347	14,855
Series 2010-H01, Class FA, 1 mo. USD LIBOR + 0.820%, 4.875%, due 01/20/60[1]	879,514	879,789
Series 2013-23, Class IP, 3.500%, due 08/20/42	529,307	66,927

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2013-77, Class GI, 3.000%, due 02/20/43	$805,595	$83,950
Series 2013-H19, Class DF, 1 mo. USD LIBOR + 0.650%, 4.835%, due 05/20/63[1]	350,114	348,411
Series 2013-H20, Class FB, 1 mo. USD LIBOR + 1.000%, 5.185%, due 08/20/63[1]	393,976	394,731
Series 2013-H23, Class TA, 1 mo. USD LIBOR + 0.720%, 4.905%, due 09/20/63[1]	303,275	302,967
Series 2014-158, Class IA, 3.500%, due 10/20/29	334,542	24,959
Series 2015-126, Class GS, 1 mo. USD LIBOR + 9.333%, 0.542%, due 09/20/45[1]	323,052	212,766
Series 2015-127, Class AS, 0.059%, due 06/20/43[3]	166,618	4,874
Series 2015-165, Class IB, 3.500%, due 11/20/42	183,446	19,019
Series 2015-166, Class SA, 0.011%, due 06/20/42[3]	168,028	3,615
Series 2015-180, Class SA, 0.152%, due 06/20/42[3]	181,851	5,241
Series 2015-H27, Class FA, 1 mo. USD LIBOR + 0.750%, 4.512%, due 09/20/65[1]	1,673,627	1,650,831
Series 2015-H29, Class FA, 1 mo. USD LIBOR + 0.700%, 4.666%, due 10/20/65[1]	2,524	2,503
Series 2015-H29, Class FJ, 1 mo. USD LIBOR + 0.680%, 4.474%, due 11/20/65[1]	1,258,243	1,237,929
Series 2015-H30, Class FA, 1 mo. USD LIBOR + 0.680%, 4.810%, due 08/20/61[1]	4,196	4,158
Series 2016-118, Class IE, 3.500%, due 09/20/46	33,177	5,729
Series 2016-138, Class WI, 0.463%, due 08/20/45[3]	152,817	2,615
Series 2016-180, Class WI, 0.447%, due 09/20/45[3]	278,772	4,918
Series 2016-H14, Class FA, 1 mo. USD LIBOR + 0.800%, 4.592%, due 06/20/66[1]	337,078	333,936
Series 2017-15, Class WI, 0.196%, due 11/20/45[3]	180,737	3,217
Series 2017-57, Class WI, 0.088%, due 12/20/45[3]	76,713	2,106
Series 2017-H23, Class MA, 3.000%, due 11/20/67	679,855	650,265
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A2, 2.500%, due 02/25/52[2,3]	523,944	436,736
Series 2021-INV1, Class A2, 2.500%, due 12/25/51[2,3]	352,212	294,029
	Face amount	Value
Mortgage-backed securities—(continued)
Series 2022-MM1, Class A2, 2.500%, due 07/25/52[2,3]	$1,650,926	$1,376,138
GSR Mortgage Loan Trust, Series 2004-14, Class 2A1, 1 mo. USD LIBOR + 0.330%, 4.836%, due 12/25/34[1]	2,921	2,822
IndyMac INDX Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 1 mo. USD LIBOR + 0.640%, 5.146%, due 02/25/35[1]	184,535	159,567
J.P. Morgan Alternative Loan Trust, Series 2008-R4, Class 2A1, 1 mo. USD LIBOR + 0.500%, 4.889%, due 06/27/37[1,2]	471,283	342,006
JP Morgan Mortgage Trust, Series 2019-6, Class A11, 1 mo. USD LIBOR + 0.900%, 5.289%, due 12/25/49[1,2]	483,642	458,842
Series 2019-INV2, Class A11, 1 mo. USD LIBOR + 0.900%, 5.289%, due 02/25/50[1,2]	561,972	524,991
Series 2021-INV6, Class A2, 3.000%, due 04/25/52[2,3]	1,277,890	1,108,221
Merrill Lynch Mortgage Investors Trust, Series 2004-1, Class 2A2, 3.300%, due 12/25/34[3]	74,713	70,634
Series 2004-A, Class A1, 1 mo. USD LIBOR + 0.460%, 4.966%, due 04/25/29[1]	13,797	12,529
Morgan Stanley Mortgage Loan Trust, Series 2004-11AR, Class 1A1, 1 mo. USD LIBOR + 0.320%, 4.826%, due 01/25/35[1]	16,884	14,957
Morgan Stanley Re-REMIC Trust, Series 2010-R4, Class 4B, 1 mo. USD LIBOR + 0.230%, 2.702%, due 02/26/37[1,2]	106,280	96,185
Mortgage Equity Conversion Asset Trust, Series 2007-FF3, Class A, 1 yr. CMT + 0.500%, 5.200%, due 05/25/42[1,2]	2,095,510	1,960,634
OBX Trust, Series 2022-INV2, Class A1, 3.000%, due 01/25/52[2,3]	584,151	504,583
Pepper Residential Securities Trust No. 22, Series 22A, Class A1U, 1 mo. USD LIBOR + 1.000%, 5.486%, due 06/20/60[1,2]	241,456	241,032
Residential Asset Securitization Trust, Series 2006-A7CB, Class 1A1, 1 mo. USD LIBOR + 0.500%, 5.006%, due 07/25/36[1]	215,897	157,821
Sequoia Mortgage Trust, Series 11, Class A, 1 mo. USD LIBOR + 0.900%, 5.386%, due 12/20/32[1]	101,026	90,596

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount	Value
Mortgage-backed securities—(concluded)
Series 5, Class A, 1 mo. USD LIBOR + 0.700%, 5.170%, due 10/19/26[1]	$28,804	$27,423
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 1A2, 1 mo. USD LIBOR + 0.440%, 4.946%, due 05/25/37[1]	90,199	78,060
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 11A1, 1 mo. USD LIBOR + 0.420%, 4.926%, due 04/25/36[1]	205,461	177,550
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 3.025%, due 04/25/45[3]	22,993	21,494
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR9, Class 2A, 4.166%, due 09/25/33[3]	33,899	30,473
Total mortgage-backed securities (cost—$46,505,545)		41,166,151
U.S. government agency obligations—156.6%
FHLMC 7.000%, due 08/01/25	35	36
5.000%, due 10/01/25	9,668	9,599
5.000%, due 11/01/27	1,819	1,817
2.500%, due 01/01/31	100,934	95,855
2.500%, due 11/01/31	29,886	28,385
5.500%, due 02/01/32	611	633
2.500%, due 07/01/32	54,624	51,870
2.500%, due 08/01/32	240,588	228,460
2.500%, due 09/01/32	320,350	304,201
3.500%, due 09/01/32	222,271	218,058
2.500%, due 11/01/32	10,368	9,845
2.500%, due 12/01/32	292,734	277,978
5.500%, due 12/01/32	1,220	1,264
2.500%, due 01/01/33	72,560	68,902
3.000%, due 01/01/33	824,195	796,752
5.500%, due 02/01/33	28,094	29,183
5.500%, due 05/01/33	257	267
5.500%, due 06/01/33	98,889	102,728
5.000%, due 09/01/33	80,137	81,941
3.500%, due 12/01/33	135,766	133,670
5.500%, due 12/01/33	21,442	22,275
3.500%, due 06/01/34	79,122	77,544
5.000%, due 06/01/34	3,728	3,816
3.500%, due 07/01/34	32,887	32,231
4.500%, due 09/01/34	565,057	565,866
5.500%, due 12/01/34	17,431	18,168
3.500%, due 03/01/35	455,012	445,937
3.500%, due 04/01/35	241,998	236,506
5.000%, due 04/01/35	26,995	27,629
5.000%, due 05/01/35	36,968	37,901
5.500%, due 06/01/35	288,866	300,970
5.000%, due 07/01/35	67,599	69,305
5.500%, due 07/01/35	2,292	2,381
5.000%, due 08/01/35	10,064	10,318
5.000%, due 10/01/35	9,338	9,574
	Face amount	Value
U.S. government agency obligations—(continued)
5.500%, due 10/01/35	$94,638	$98,890
5.000%, due 12/01/35	278	285
5.500%, due 12/01/35	42,725	44,645
4.500%, due 01/01/36	10,775	10,821
2.000%, due 04/01/36	785,370	715,771
5.500%, due 06/01/36	162,380	169,247
5.500%, due 12/01/36	244,182	255,482
4.000%, due 01/01/37	155,573	154,531
5.500%, due 03/01/37	30,184	31,595
1.500%, due 04/01/37	980,269	869,286
4.500%, due 05/01/37	1,150	1,158
5.500%, due 07/01/37	47,292	49,220
5.500%, due 10/01/37	1,269	1,328
6.000%, due 11/01/37	445,818	474,745
5.500%, due 04/01/38	47,371	49,563
4.500%, due 05/01/38	28,850	28,988
5.500%, due 05/01/38	5,191	5,434
5.000%, due 07/01/38	132,518	136,998
5.000%, due 11/01/38	88,674	91,448
5.500%, due 12/01/38	916	959
5.500%, due 01/01/39	22,962	24,035
5.000%, due 06/01/39	20,584	21,291
5.500%, due 09/01/39	71,176	74,502
3.000%, due 02/01/40	1,173,306	1,115,278
5.500%, due 02/01/40	2,940	3,078
5.000%, due 03/01/40	2,177	2,252
5.500%, due 03/01/40	2,970	3,109
5.500%, due 05/01/40	41,995	43,963
5.000%, due 07/01/40	91,124	94,280
5.000%, due 09/01/40	84,687	87,587
5.000%, due 11/01/40	29,417	30,436
5.000%, due 02/01/41	113,944	117,884
5.000%, due 03/01/41	18,816	19,029
5.500%, due 03/01/41	42,711	44,712
5.000%, due 04/01/41	49,171	50,871
5.000%, due 05/01/41	29,386	30,402
5.000%, due 07/01/41	17,766	18,380
3.500%, due 03/01/42	908	881
3.000%, due 06/01/42	1,610,132	1,491,276
3.000%, due 07/01/42	184,795	171,154
3.000%, due 08/01/42	65,678	60,830
3.000%, due 04/01/43	132,432	124,134
3.000%, due 05/01/43	79,431	74,454
3.500%, due 07/01/43	754	732
4.000%, due 07/01/43	88,784	87,902
4.000%, due 08/01/44	1,307,311	1,308,705
5.000%, due 08/01/44	22,352	23,051
3.000%, due 12/01/44	135,750	126,373
3.000%, due 04/01/45	650,792	611,135
3.000%, due 08/01/46	138,341	127,024
3.000%, due 12/01/46	672,342	625,348
4.000%, due 11/01/47	140,238	137,745
4.000%, due 01/01/48	389,140	382,224
4.000%, due 02/01/48	17,577	17,265
4.000%, due 03/01/48	12,648	12,419
4.000%, due 04/01/48	28,836	28,314
3.500%, due 05/01/48	676,924	650,138

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
4.000%, due 06/01/48	$124,267	$120,256
4.000%, due 10/01/48	1,724,171	1,691,322
4.000%, due 12/01/48	159,441	156,553
4.500%, due 02/01/49	59,937	60,091
5.000%, due 03/01/49	691,929	708,511
4.000%, due 04/01/49	609,778	596,470
3.500%, due 02/01/50	286,769	272,523
3.000%, due 06/01/50	574,877	531,794
4.500%, due 06/01/50	373,727	374,176
2.500%, due 12/01/50	1,140,972	1,007,183
3.000%, due 04/01/51	1,656,347	1,513,062
3.000%, due 06/01/51	843,898	770,634
3.000%, due 07/01/51	4,165,972	3,837,771
2.500%, due 08/01/51	5,278,522	4,683,124
2.500%, due 09/01/51	903,350	797,382
3.000%, due 10/01/51	176,653	162,289
3.500%, due 11/01/51	250,666	235,727
3.000%, due 12/01/51	1,424,006	1,297,917
3.500%, due 01/01/52	218,630	205,567
3.000%, due 02/01/52	465,185	422,746
2.500%, due 03/01/52	1,391,434	1,221,760
3.000%, due 03/01/52	1,151,462	1,047,771
2.500%, due 04/01/52	103,092	90,437
3.000%, due 04/01/52	2,961,939	2,696,030
FHLMC ARM 1 yr. CMT + 2.271%, 4.183%, due 10/01/23[1]	272	269
1 yr. CMT + 2.224%, 3.006%, due 07/01/24[1]	5,848	5,759
1 yr. CMT + 2.415%, 3.794%, due 11/01/25[1]	21,085	20,748
1 yr. CMT + 2.443%, 4.070%, due 10/01/27[1]	27,379	27,123
1 yr. CMT + 2.460%, 4.257%, due 10/01/27[1]	25,393	25,050
1 yr. CMT + 2.150%, 3.595%, due 11/01/27[1]	25,150	24,785
1 yr. CMT + 2.137%, 4.262%, due 01/01/28[1]	4,405	4,340
1 yr. CMT + 2.282%, 3.458%, due 06/01/28[1]	13,774	13,611
1 yr. CMT + 2.282%, 3.175%, due 07/01/28[1]	34,088	33,678
1 yr. CMT + 2.415%, 3.853%, due 01/01/29[1]	31,069	30,681
1 yr. CMT + 2.196%, 4.237%, due 04/01/29[1]	2,971	2,932
1 yr. CMT + 2.243%, 3.644%, due 11/01/29[1]	40,908	40,407
1 yr. CMT + 2.525%, 4.650%, due 12/01/29[1]	4,148	4,120
1 yr. CMT + 2.625%, 4.750%, due 01/01/30[1]	16,003	15,927
1 yr. CMT + 2.250%, 4.266%, due 09/01/34[1]	308,083	311,554
1 yr. USD LIBOR + 1.760%, 4.009%, due 11/01/36[1]	212,104	211,432
	Face amount	Value
U.S. government agency obligations—(continued)
1 yr. USD LIBOR + 1.771%, 3.317%, due 10/01/39[1]	$551,502	$550,496
1 yr. USD LIBOR + 1.866%, 4.051%, due 11/01/41[1]	560,669	564,331
FNMA 6.000%, due 03/01/23	2	2
5.000%, due 03/01/25	3,096	3,070
4.000%, due 07/01/25	1,036	1,018
4.000%, due 09/01/25	922	906
4.000%, due 10/01/25	1,547	1,520
3.500%, due 11/01/25	68,906	67,369
4.000%, due 11/01/25	2,639	2,592
4.000%, due 01/01/26	57,116	56,092
3.575%, due 02/01/26	500,000	489,872
4.000%, due 02/01/26	121,356	119,106
4.000%, due 03/01/26	11,511	11,295
4.000%, due 04/01/26	282,659	277,472
3.500%, due 08/01/26	245,293	239,416
3.000%, due 11/01/26	127,703	123,572
7.500%, due 11/01/26	1,345	1,343
2.000%, due 05/01/28	94,400	89,616
3.000%, due 05/01/28	73,684	70,913
2.500%, due 06/01/28	69,111	65,660
3.500%, due 06/01/28	119,738	117,893
2.500%, due 07/01/28	629,462	598,037
2.500%, due 08/01/28	179,035	170,096
4.500%, due 06/01/29	8,097	8,169
3.500%, due 08/01/29	18,999	18,751
3.000%, due 02/01/30	92,625	89,584
3.000%, due 04/01/30	30,289	29,276
3.000%, due 05/01/30	35,595	34,405
2.500%, due 09/01/30	14,527	13,796
3.000%, due 10/01/30	12,756	12,330
2.500%, due 11/01/30	23,088	21,925
3.000%, due 04/01/31	914,810	884,228
2.000%, due 09/01/31	76,229	71,199
2.000%, due 11/01/31	291,568	272,329
2.000%, due 01/01/32	56,869	53,116
4.000%, due 08/01/32	1,558	1,554
3.500%, due 09/01/32	628,173	612,548
5.500%, due 11/01/32	21,462	22,217
6.000%, due 12/01/32	4,688	4,928
2.500%, due 01/01/33	229,050	212,793
6.000%, due 02/01/33	8,866	9,320
5.000%, due 03/01/33	3,745	3,732
4.000%, due 06/01/33	43,542	43,389
4.000%, due 07/01/33	275,326	274,358
4.000%, due 08/01/33	929,374	930,145
3.500%, due 11/01/33	51,014	50,227
5.500%, due 12/01/33	493	512
3.500%, due 02/01/34	80,509	79,267
5.500%, due 04/01/34	12,005	12,498
4.000%, due 07/01/34	373,619	372,211
6.000%, due 09/01/34	46,386	49,310
3.500%, due 01/01/35	149,873	146,883
5.500%, due 01/01/35	64,869	67,535
3.500%, due 02/01/35	147,109	144,174

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
3.500%, due 04/01/35	$142,830	$139,596
3.500%, due 05/01/35	977,025	962,176
6.000%, due 05/01/35	10,584	11,253
4.500%, due 06/01/35	13,540	13,585
6.000%, due 06/01/35	5,929	6,304
4.000%, due 07/01/35	820,630	818,084
6.000%, due 07/01/35	19,024	20,229
6.000%, due 09/01/35	736	783
6.000%, due 01/01/36	11,504	12,232
6.000%, due 06/01/36	197	209
6.000%, due 09/01/36	17,847	18,982
6.500%, due 10/01/36	195,161	210,173
6.000%, due 12/01/36	60,136	63,963
6.500%, due 02/01/37	2,742	2,953
6.000%, due 03/01/37	4,954	5,270
4.000%, due 04/01/37	645,874	642,854
5.000%, due 05/01/37	3,559	3,604
5.500%, due 05/01/37	77,626	81,171
5.500%, due 07/01/37	39,085	40,870
6.500%, due 07/01/37	27,599	29,720
6.500%, due 08/01/37	22,416	24,138
5.000%, due 09/01/37	8,184	8,189
6.500%, due 09/01/37	22,042	23,736
6.000%, due 10/01/37	18,375	19,512
6.500%, due 12/01/37	40,603	43,723
3.000%, due 01/01/38	292,361	276,655
4.000%, due 03/01/38	472,510	471,344
3.000%, due 04/01/38	277,686	262,556
5.000%, due 06/01/38	34,084	34,188
5.500%, due 06/01/38	57,730	60,370
4.000%, due 07/01/38	575,479	568,361
4.000%, due 08/01/38	250,990	249,102
4.000%, due 09/01/38	306,964	303,167
6.000%, due 11/01/38	156,788	166,784
4.500%, due 12/01/38	159,163	160,983
4.500%, due 01/01/39	525	534
4.500%, due 02/01/39	65,254	65,722
4.500%, due 03/01/39	3,984	4,048
4.000%, due 05/01/39	58,194	57,897
6.000%, due 05/01/39	19,495	20,738
4.500%, due 06/01/39	24,245	24,630
4.500%, due 07/01/39	1,840	1,869
4.500%, due 08/01/39	66,794	67,967
4.000%, due 09/01/39	149,158	148,656
4.500%, due 10/01/39	1,966	1,997
5.500%, due 11/01/39	149,584	156,424
4.500%, due 12/01/39	158,475	160,992
4.500%, due 01/01/40	1,719	1,746
4.500%, due 02/01/40	1,700	1,727
4.500%, due 03/01/40	34,702	35,244
6.500%, due 05/01/40	425,932	458,346
5.500%, due 07/01/40	175,595	183,625
4.500%, due 08/01/40	27,895	28,331
4.000%, due 09/01/40	1,030,329	1,022,574
4.500%, due 11/01/40	278,042	283,025
6.000%, due 11/01/40	220,760	234,836
4.000%, due 12/01/40	820,502	820,604
	Face amount	Value
U.S. government agency obligations—(continued)
4.500%, due 07/01/41	$181,770	$184,572
4.500%, due 08/01/41	350,640	359,059
4.000%, due 11/01/41	318,122	318,161
4.000%, due 12/01/41	422,416	422,468
4.500%, due 01/01/42	904,722	918,841
5.500%, due 02/01/42	101,469	106,103
3.500%, due 03/01/42	197,937	191,966
3.500%, due 04/01/42	12,938	12,482
3.000%, due 05/01/42	192,008	177,832
3.000%, due 06/01/42	196,122	181,644
3.000%, due 07/01/42	384,924	356,506
3.500%, due 07/01/42	343	333
4.000%, due 07/01/42	1,699,733	1,698,038
4.500%, due 08/01/42	2,023	2,073
3.500%, due 09/01/42	67,258	65,229
4.000%, due 09/01/42	2,573,598	2,573,920
3.000%, due 10/01/42	272,274	255,438
4.000%, due 10/01/42	2,054,956	2,055,213
3.500%, due 12/01/42	800,941	778,345
3.000%, due 01/01/43	1,056,464	989,645
3.500%, due 03/01/43	482,081	467,833
3.000%, due 04/01/43	322,931	302,397
3.000%, due 05/01/43	343,965	322,094
3.500%, due 05/01/43	2,028	1,968
3.000%, due 06/01/43	44,435	41,609
3.500%, due 07/01/43	2,754,961	2,657,785
3.500%, due 08/01/43	6,492,134	6,263,251
3.000%, due 09/01/43	513,556	484,383
4.500%, due 09/01/43	145,218	149,444
4.500%, due 11/01/43	29,380	30,085
3.500%, due 01/01/44	91,915	89,143
4.500%, due 07/01/44	130,568	133,538
4.000%, due 08/01/44	111,626	111,380
4.000%, due 12/01/44	7,285	7,200
4.500%, due 12/01/44	999	1,017
3.500%, due 06/01/45	1,422,331	1,359,832
4.000%, due 06/01/45	11,094	10,949
3.500%, due 08/01/45	23,932	22,880
4.000%, due 08/01/45	853,579	842,416
3.500%, due 10/01/45	8,766	8,469
3.500%, due 09/01/46	629,247	608,324
3.000%, due 11/01/46	1,239,021	1,160,036
3.000%, due 12/01/46	2,928,541	2,739,459
3.000%, due 02/01/47	233,440	218,596
3.500%, due 02/01/47	1,728,412	1,674,089
4.000%, due 02/01/47	77,884	76,478
4.000%, due 03/01/47	32,895	32,301
4.000%, due 04/01/47	114,310	112,235
4.000%, due 05/01/47	248,524	243,872
4.000%, due 06/01/47	5,395	5,333
3.500%, due 08/01/47	154,774	148,837
3.500%, due 09/01/47	220,082	212,675
3.500%, due 11/01/47	286,959	275,581
4.000%, due 11/01/47	25,711	25,230
3.500%, due 12/01/47	288,852	277,772
4.000%, due 01/01/48	104,094	102,146
3.500%, due 02/01/48	248,124	236,906

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
4.000%, due 02/01/48	$208,724	$202,225
3.500%, due 03/01/48	898,333	857,719
4.000%, due 03/01/48	111,988	108,896
5.000%, due 06/01/48	104,834	107,069
5.000%, due 07/01/48	36,273	37,103
4.500%, due 09/01/48	168,796	169,228
4.000%, due 12/01/48	268,613	259,688
4.500%, due 01/01/49	152,512	153,107
5.000%, due 03/01/49	31,617	32,252
6.000%, due 05/01/49	350,966	361,344
4.000%, due 06/01/49	831,370	819,152
3.000%, due 09/01/49	850,420	782,370
3.000%, due 11/01/49	251,470	233,831
3.000%, due 02/01/50	1,676,767	1,542,595
3.500%, due 02/01/50	99,044	94,123
3.000%, due 03/01/50	3,844,102	3,536,505
3.500%, due 03/01/50	4,431,599	4,217,526
3.500%, due 04/01/50	364,955	347,279
3.000%, due 07/01/50	623,909	573,066
2.500%, due 11/01/50	442,208	390,490
3.000%, due 12/01/50	504,211	462,074
2.500%, due 01/01/51	1,178,203	1,039,676
2.500%, due 02/01/51	550,611	485,703
2.500%, due 04/01/51	1,582,698	1,395,368
3.000%, due 04/01/51	3,526,236	3,222,237
3.000%, due 05/01/51	3,683,738	3,364,886
1.500%, due 08/01/51	500,000	400,788
3.000%, due 08/01/51	470,633	427,364
2.500%, due 09/01/51	1,799,786	1,588,374
3.000%, due 10/01/51	194,587	177,375
3.000%, due 11/01/51	252,679	230,132
3.000%, due 12/01/51	455,262	414,883
2.500%, due 01/01/52	1,759,236	1,551,898
3.000%, due 02/01/52	129,562	118,344
2.500%, due 03/01/52	787,357	691,358
3.000%, due 03/01/52	1,026,369	932,719
2.500%, due 04/01/52	1,455,333	1,277,574
3.000%, due 04/01/52	4,360,632	3,962,986
3.000%, due 07/01/52	494,840	450,232
3.500%, due 06/01/56	802,701	771,344
3.500%, due 01/01/57	721,031	688,010
3.000%, due 02/01/57	605,452	558,448
3.000%, due 05/01/58	661,172	609,352
3.500%, due 01/01/59	1,085,714	1,034,611
4.500%, due 04/01/59	765,303	763,699
FNMA ARM 1 yr. CMT + 2.325%, 3.325%, due 03/01/25[1]	1,127	1,120
1 yr. CMT + 2.095%, 4.095%, due 09/01/26[1]	6	6
1 yr. CMT + 2.505%, 4.630%, due 12/01/27[1]	9,461	9,396
1 yr. CMT + 2.104%, 3.304%, due 05/01/30[1]	17,632	17,137
1 yr. CMT + 2.283%, 4.371%, due 05/01/35[1]	72,745	73,382
	Face amount	Value
U.S. government agency obligations—(continued)
1 yr. CMT + 2.239%, 3.780%, due 01/01/36[1]	$169,883	$171,346
1 yr. CMT + 2.236%, 4.101%, due 10/01/37[1]	831,346	844,341
1 yr. USD LIBOR + 1.731%, 3.770%, due 05/01/38[1]	518,759	518,193
1 yr. CMT + 2.160%, 3.252%, due 09/01/41[1]	151,604	153,800
1 yr. USD LIBOR + 1.790%, 4.272%, due 02/01/42[1]	80,359	80,850
1 yr. MTA + 1.200%, 3.993%, due 03/01/44[1]	77,520	76,552
GNMA 6.500%, due 02/15/29	194	199
5.000%, due 12/15/34	12,068	12,086
5.500%, due 08/15/35	10,488	11,053
6.500%, due 01/15/36	8,482	8,761
6.500%, due 09/15/36	74,940	79,641
6.500%, due 02/15/37	1,146	1,197
6.500%, due 04/15/37	4,617	4,988
6.500%, due 01/15/38	5,315	5,665
5.500%, due 02/15/38	974	1,032
5.000%, due 04/15/38	50,338	51,932
5.500%, due 04/15/38	88,572	93,714
5.500%, due 05/15/38	82,061	86,946
5.500%, due 06/15/38	53,769	57,065
6.500%, due 06/15/38	12,604	13,519
6.500%, due 07/15/38	1,292	1,329
5.500%, due 10/15/38	254,523	269,405
5.500%, due 11/15/38	13,965	14,800
6.500%, due 11/15/38	2,446	2,732
5.500%, due 12/15/38	2,952	3,128
5.500%, due 03/15/39	28,389	29,172
5.500%, due 05/15/39	22,339	23,660
4.500%, due 09/15/39	236,951	241,111
5.500%, due 09/15/39	116,430	123,387
5.000%, due 12/15/39	3,961	4,132
5.500%, due 01/15/40	3,729	3,923
5.500%, due 03/15/40	144,946	152,967
5.000%, due 05/15/40	93,705	97,815
4.500%, due 06/15/40	118,929	121,010
5.000%, due 05/15/41	32,335	33,242
4.000%, due 12/15/41	775,188	771,128
3.000%, due 11/15/42	32,701	30,531
3.500%, due 11/15/42	365,126	354,043
3.000%, due 02/15/43	403,235	376,476
3.000%, due 05/15/43	412,906	385,520
3.000%, due 06/15/43	141,517	132,131
3.000%, due 07/15/43	33,163	30,963
3.000%, due 01/15/45	271,355	253,229
3.000%, due 02/15/45	21,805	20,286
3.500%, due 03/15/45	162,846	157,571
3.500%, due 04/15/45	124,970	118,482
3.000%, due 07/15/45	399,623	371,773
3.000%, due 10/15/45	688,726	640,729
4.500%, due 12/15/45	9,956	10,032
4.500%, due 07/15/46	2,301	2,315

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
4.500%, due 08/15/46	$8,062	$8,112
4.500%, due 09/15/46	140,843	141,711
4.500%, due 10/15/46	178,426	179,525
4.000%, due 01/15/47	37,531	37,026
4.500%, due 01/15/47	275,558	277,256
4.000%, due 02/15/47	195,105	192,477
4.000%, due 04/15/47	362,276	357,230
4.000%, due 05/15/47	58,823	58,003
4.000%, due 06/15/47	44,517	43,896
4.000%, due 07/15/47	73,826	72,798
4.000%, due 08/15/47	104,982	103,519
4.000%, due 12/15/47	19,410	19,140
4.000%, due 07/15/49	32,089	31,438
GNMA II 9.000%, due 04/20/25	1,371	1,382
9.000%, due 12/20/26	1,096	1,114
9.000%, due 01/20/27	5,070	5,161
3.750%, due 05/20/30	360,391	346,553
9.000%, due 09/20/30	792	812
9.000%, due 10/20/30	2,461	2,593
9.000%, due 11/20/30	3,048	3,132
6.500%, due 09/20/32	643	663
5.000%, due 12/20/33	81,324	84,059
5.000%, due 01/20/34	42,470	43,899
5.000%, due 02/20/38	54,321	56,217
5.000%, due 04/20/38	62,734	64,910
6.000%, due 10/20/38	1,265	1,354
6.500%, due 12/20/38	4,709	5,062
4.000%, due 12/20/40	128,579	126,236
4.000%, due 07/20/41	44,496	44,576
5.000%, due 08/20/41	8,459	8,765
5.000%, due 12/20/42	10,919	11,304
3.000%, due 01/20/43	473,543	444,180
3.000%, due 02/20/43	478,612	448,935
5.000%, due 08/20/43	878,804	910,279
3.000%, due 11/20/43	97,930	91,760
4.500%, due 10/20/44	55,554	55,888
3.500%, due 04/20/45	3,879	3,755
4.500%, due 08/20/45	78,671	80,205
3.500%, due 11/20/45	558,545	540,715
3.500%, due 12/20/45	233,090	225,649
3.500%, due 04/20/46	370,067	357,203
3.500%, due 05/20/46	366,050	353,325
3.500%, due 04/20/47	320,304	308,126
3.500%, due 07/20/47	2,511,899	2,422,717
3.500%, due 08/20/47	250,191	240,678
3.000%, due 09/20/47	496,804	464,325
3.500%, due 09/20/47	98,973	95,210
3.500%, due 11/20/47	331,973	319,349
3.500%, due 12/20/47	85,430	82,182
4.000%, due 12/20/47	56,967	56,197
3.500%, due 01/20/48	1,663,893	1,600,625
4.000%, due 01/20/48	148,158	146,156
3.000%, due 02/20/48	305,953	285,951
3.500%, due 02/20/48	1,265,841	1,217,603
3.500%, due 03/20/48	1,928,308	1,854,988
4.000%, due 03/20/48	219,714	216,686
	Face amount	Value
U.S. government agency obligations—(continued)
4.000%, due 04/20/48	$457,744	$451,436
4.500%, due 04/20/48	22,443	22,572
4.000%, due 05/20/48	147,852	145,813
4.500%, due 05/20/48	63,753	64,119
4.000%, due 06/20/48	156,851	154,690
4.500%, due 06/20/48	155,892	156,781
4.000%, due 07/20/48	48,656	47,986
3.500%, due 09/20/48	543,777	523,101
5.000%, due 09/20/48	100,678	102,848
5.500%, due 09/20/48	33,769	34,505
4.500%, due 10/20/48	170,834	169,505
5.000%, due 10/20/48	167,060	170,662
5.000%, due 11/20/48	223,279	228,093
5.000%, due 12/20/48	200,805	205,135
4.500%, due 01/20/49	150,239	151,095
4.500%, due 02/20/49	263,061	264,561
3.000%, due 04/20/50	1,826,015	1,693,486
2.500%, due 09/20/51	6,000,014	5,371,223
3.000%, due 10/20/51	175,559	162,008
GNMA II ARM 1 yr. CMT + 1.500%, 2.625%, due 03/20/23[1]	50	50
1 yr. CMT + 1.500%, 2.625%, due 01/20/24[1]	2,969	2,933
1 yr. CMT + 1.500%, 2.875%, due 04/20/24[1]	3,844	3,786
1 yr. CMT + 1.500%, 2.625%, due 01/20/25[1]	562	552
1 yr. CMT + 1.500%, 2.625%, due 02/20/25[1]	1,022	1,002
1 yr. CMT + 1.500%, 2.625%, due 03/20/25[1]	2,695	2,641
1 yr. CMT + 1.500%, 3.000%, due 05/20/25[1]	882	864
1 yr. CMT + 1.500%, 3.500%, due 05/20/25[1]	4,904	4,816
1 yr. CMT + 1.500%, 3.500%, due 06/20/25[1]	4,362	4,282
1 yr. CMT + 1.500%, 2.625%, due 08/20/25[1]	2,999	2,917
1 yr. CMT + 1.500%, 2.625%, due 09/20/25[1]	4,542	4,417
1 yr. CMT + 1.500%, 2.625%, due 03/20/26[1]	2,336	2,281
1 yr. CMT + 1.500%, 2.875%, due 04/20/26[1]	23,316	22,748
1 yr. CMT + 1.500%, 2.875%, due 06/20/26[1]	9,432	9,199
1 yr. CMT + 1.500%, 2.625%, due 08/20/26[1]	5,252	5,086
1 yr. CMT + 1.500%, 3.000%, due 09/20/26[1]	658	640
1 yr. CMT + 1.500%, 2.625%, due 01/20/27[1]	33,728	32,887
1 yr. CMT + 1.500%, 2.625%, due 02/20/27[1]	2,262	2,206

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount	Value
U.S. government agency obligations—(concluded)
1 yr. CMT + 1.500%, 2.875%, due 04/20/27[1]	$5,727	$5,580
1 yr. CMT + 1.500%, 3.000%, due 04/20/27[1]	1,050	1,025
1 yr. CMT + 1.500%, 2.625%, due 07/20/27[1]	2,145	2,083
1 yr. CMT + 1.500%, 3.000%, due 08/20/27[1]	7,210	7,010
1 yr. CMT + 1.500%, 2.625%, due 01/20/28[1]	3,321	3,244
1 yr. CMT + 1.500%, 2.625%, due 02/20/28[1]	1,974	1,925
1 yr. CMT + 1.500%, 2.875%, due 04/20/30[1]	2,179	2,138
1 yr. CMT + 1.500%, 3.000%, due 04/20/30[1]	2,019	1,977
1 yr. CMT + 1.500%, 2.875%, due 05/20/30[1]	24,487	24,057
1 yr. CMT + 1.500%, 3.000%, due 05/20/30[1]	107,191	105,560
1 yr. CMT + 1.500%, 2.625%, due 07/20/30[1]	12,834	12,489
1 yr. CMT + 1.500%, 3.000%, due 07/20/30[1]	4,797	4,703
1 yr. CMT + 1.500%, 3.500%, due 07/20/30[1]	5,318	5,195
1 yr. CMT + 1.500%, 3.000%, due 08/20/30[1]	23,259	22,779
1 yr. CMT + 1.500%, 3.500%, due 08/20/30[1]	1,180	1,152
1 yr. CMT + 1.500%, 3.500%, due 10/20/30[1]	3,449	3,376
GNMA II TBA 2.000%	6,700,000	5,794,294
2.500%[8]	2,100,000	1,875,168
3.000%	16,450,000	15,118,609
3.500%	6,500,000	6,153,739
4.500%	9,850,000	9,779,513
5.000%	5,000,000	5,029,500
GNMA TBA 4.000%	2,000,000	1,941,560
UMBS TBA 1.500%	3,000,000	2,398,230
2.000%	48,950,000	41,355,326
2.500%[8]	37,675,000	33,273,617
3.000%[8]	5,300,000	4,888,352
3.500%[8]	1,950,000	1,885,895
4.000%[8]	12,225,000	11,799,411
4.500%	23,900,000	23,643,455
5.000%[8]	3,900,000	3,913,160
6.000%[8]	12,300,000	12,613,882
6.500%	2,500,000	2,588,800
Total U.S. government agency obligations (cost—$361,276,409)		349,648,408
	Face amount	Value
Short-term U.S. Treasury obligations—0.1%[9]
U.S. Treasury Bills 4.159%, due 03/02/23 (cost—$121,599)	$122,000	$121,599

	Number of contracts	Notional amount
Options purchased—0.0%†
Call options—0.0%†
UMBS TBA, 4.000%, strike @ 95.59, expires 03/06/23 (Counterparty CITI)	1,500,000	USD	143,385,000	21,498
Put options—0.0%†
UMBS TBA, 4.000%, strike @ 93.59, expires 03/06/23 (Counterparty CITI)	1,500,000	USD	140,385,000	2,436
UMBS TBA, 5.000%, strike @ 98.25, expires 03/06/23 (Counterparty CITI)	2,500,000	USD	245,625,000	2,344
UMBS TBA, 5.500%, strike @ 99.29, expires 04/06/23 (Counterparty JPMCB)	4,000,000	USD	397,160,000	5,469
Total				10,249
Total options purchased (cost—$29,727)				31,747
Swaptions purchased—0.3%
Call swaptions—0.1%
10 Year SOFR Compound Interest Rate Swap, strike @ 3.120% expires 02/06/23 (Counterparty: DB; pay fixed rate); underlying swap terminates 02/08/30	100,000	USD	100,000	104
10 Year SOFR Compound Interest Rate Swap, strike @ 3.123% expires 02/06/23 (Counterparty: GS; pay fixed rate); underlying swap terminates 02/08/30	1,200,000	USD	1,200,000	1,280
10 Year SOFR Compound Interest Rate Swap, strike @ 3.203% expires 02/06/23 (Counterparty: MSCI; pay fixed rate); underlying swap terminates 02/08/30	1,300,000	USD	1,300,000	3,234

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of contracts	Notional amount		Value
Swaptions purchased—(continued)
Call swaptions—(continued)
10 Year SOFR Compound Interest Rate Swap, strike @ 3.228% expires 02/06/23 (Counterparty: BOA; pay fixed rate); underlying swap terminates 02/08/30	1,100,000	USD	1,100,000	$3,451
3 Month USD SOFR Interest Rate Swap, strike @ 1.500% expires 01/24/24 (Counterparty: BOA; pay floating rate); underlying swap terminates 01/26/34	200,000	USD	200,000	461
3 Month USD SOFR Interest Rate Swap, strike @ 2.040% expires 01/11/24 (Counterparty: DB; pay floating rate); underlying swap terminates 01/16/34	3,000,000	USD	3,000,000	19,173
3 Month USD SOFR Interest Rate Swap, strike @ 2.550% expires 04/06/23 (Counterparty: BNP; pay floating rate); underlying swap terminates 04/10/30	1,300,000	USD	1,300,000	1,503
3 Month USD SOFR Interest Rate Swap, strike @ 2.565% expires 04/06/23 (Counterparty: BOA; pay floating rate); underlying swap terminates 04/10/30	1,300,000	USD	1,300,000	1,599
3 Month USD SOFR Interest Rate Swap, strike @ 2.770% expires 12/21/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 12/26/30	7,300,000	USD	7,300,000	131,005
3 Month USD SOFR Interest Rate Swap, strike @ 2.800% expires 12/20/23 (Counterparty: BB; pay floating rate); underlying swap terminates 12/22/30	800,000	USD	800,000	14,896
	Number of contracts	Notional amount		Value
Swaptions purchased—(continued)
Call swaptions—(continued)
3 Month USD SOFR Interest Rate Swap, strike @ 2.800% expires 12/20/23 (Counterparty: BNP; pay floating rate); underlying swap terminates 12/22/30	700,000	USD	700,000	$13,034
3 Month USD SOFR Interest Rate Swap, strike @ 2.875% expires 01/03/24 (Counterparty: DB; pay floating rate); underlying swap terminates 01/05/34	100,000	USD	100,000	2,620
3 Month USD SOFR Interest Rate Swap, strike @ 2.883% expires 04/06/23 (Counterparty: BOA; pay floating rate); underlying swap terminates 04/10/28	2,300,000	USD	2,300,000	5,159
3 Month USD SOFR Interest Rate Swap, strike @ 2.925% expires 03/06/23 (Counterparty: BOA; pay floating rate); underlying swap terminates 03/08/28	2,300,000	USD	2,300,000	2,062
3 Month USD SOFR Interest Rate Swap, strike @ 2.945% expires 04/06/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 04/10/30	700,000	USD	700,000	3,178
3 Month USD SOFR Interest Rate Swap, strike @ 2.973% expires 04/06/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 04/10/30	7,300,000	USD	7,300,000	41,421
3 Month USD SOFR Interest Rate Swap, strike @ 2.983% expires 04/06/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 04/10/30	3,600,000	USD	3,600,000	21,208

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of contracts	Notional amount		Value
Swaptions purchased—(continued)
Call swaptions—(concluded)
3 Month USD SOFR Interest Rate Swap, strike @ 3.033% expires 03/06/23 (Counterparty: DB; pay floating rate); underlying swap terminates 03/08/30	1,300,000	USD	1,300,000	$4,613
3 Month USD SOFR Interest Rate Swap, strike @ 3.043% expires 03/06/23 (Counterparty: GS; pay floating rate); underlying swap terminates 03/08/30	1,000,000	USD	1,000,000	3,722
3 Month USD SOFR Interest Rate Swap, strike @ 3.048% expires 03/06/23 (Counterparty: GS; pay floating rate); underlying swap terminates 03/08/30	1,300,000	USD	1,300,000	4,954
3 Month USD SOFR Interest Rate Swap, strike @ 3.090% expires 03/06/23 (Counterparty: DB; pay floating rate); underlying swap terminates 03/08/30	1,500,000	USD	1,500,000	6,958
3 Month USD SOFR Interest Rate Swap, strike @ 3.198% expires 03/06/23 (Counterparty: BOA; pay floating rate); underlying swap terminates 03/08/30	1,400,000	USD	1,400,000	10,277
3 Month USD SOFR Interest Rate Swap, strike @ 3.205% expires 03/06/23 (Counterparty: BNP; pay floating rate); underlying swap terminates 03/08/33	3,100,000	USD	3,100,000	37,895
3 Month USD SOFR Interest Rate Swap, strike @ 3.206% expires 03/06/23 (Counterparty: DB; pay floating rate); underlying swap terminates 03/08/30	1,200,000	USD	1,200,000	8,986
Total				342,793
	Number of contracts	Notional amount		Value
Swaptions purchased—(continued)
Put swaptions—0.2%
10 Year SOFR Compound Interest Rate Swap, strike @ 3.513% expires 03/06/23 (Counterparty: BNP; pay fixed rate); underlying swap terminates 03/08/30	1,400,000	USD	1,400,000	$3,487
10 Year SOFR Compound Interest Rate Swap, strike @ 3.513% expires 03/06/23 (Counterparty: DB; pay fixed rate); underlying swap terminates 03/08/30	1,400,000	USD	1,400,000	3,495
10 Year SOFR Compound Interest Rate Swap, strike @ 3.515% expires 02/06/23 (Counterparty: MSCI; pay fixed rate); underlying swap terminates 02/08/30	1,400,000	USD	1,400,000	290
10 Year SOFR Compound Interest Rate Swap, strike @ 3.518% expires 02/06/23 (Counterparty: DB; pay fixed rate); underlying swap terminates 02/08/30	6,200,000	USD	6,200,000	1,234
10 Year SOFR Compound Interest Rate Swap, strike @ 3.530% expires 02/06/23 (Counterparty: BOA; pay fixed rate); underlying swap terminates 02/08/30	2,000,000	USD	2,000,000	341
10 Year SOFR Compound Interest Rate Swap, strike @ 3.533% expires 02/06/23 (Counterparty: DB; pay fixed rate); underlying swap terminates 02/08/30	1,500,000	USD	1,500,000	248
10 Year SOFR Compound Interest Rate Swap, strike @ 3.635% expires 03/06/23 (Counterparty: JPMCB; pay fixed rate); underlying swap terminates 03/08/30	500,000	USD	500,000	710

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of contracts	Notional amount		Value
Swaptions purchased—(continued)
Put swaptions—(continued)
3 Month USD SOFR Interest Rate Swap, strike @ 3.274% expires 04/06/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 04/10/33	3,600,000	USD	3,600,000	$38,009
3 Month USD SOFR Interest Rate Swap, strike @ 3.332% expires 04/06/23 (Counterparty: DB; pay floating rate); underlying swap terminates 04/10/33	3,600,000	USD	3,600,000	31,837
3 Month USD SOFR Interest Rate Swap, strike @ 3.362% expires 04/06/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 04/10/33	7,300,000	USD	7,300,000	58,707
3 Month USD SOFR Interest Rate Swap, strike @ 3.368% expires 04/06/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 04/10/33	3,600,000	USD	3,600,000	28,500
3 Month USD SOFR Interest Rate Swap, strike @ 3.453% expires 03/06/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 03/03/33	1,400,000	USD	1,400,000	5,180
3 Month USD SOFR Interest Rate Swap, strike @ 3.505% expires 03/06/23 (Counterparty: BNP; pay floating rate); underlying swap terminates 03/08/33	3,100,000	USD	3,100,000	7,526
3 Month USD SOFR Interest Rate Swap, strike @ 3.520% expires 12/21/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 12/26/30	7,300,000	USD	7,300,000	87,878
	Number of contracts	Notional amount		Value
Swaptions purchased—(continued)
Put swaptions—(continued)
3 Month USD SOFR Interest Rate Swap, strike @ 3.550% expires 12/20/23 (Counterparty: BB; pay floating rate); underlying swap terminates 12/22/30	2,200,000	USD	2,200,000	$25,484
3 Month USD SOFR Interest Rate Swap, strike @ 3.550% expires 12/20/23 (Counterparty: BNP; pay floating rate); underlying swap terminates 12/22/30	2,200,000	USD	2,200,000	25,484
3 Month USD SOFR Interest Rate Swap, strike @ 3.600% expires 01/31/24 (Counterparty: DB; pay floating rate); underlying swap terminates 02/02/25	16,000,000	USD	16,000,000	21,400
3 Month USD SOFR Interest Rate Swap, strike @ 3.600% expires 04/06/23 (Counterparty: BOA; pay floating rate); underlying swap terminates 04/10/33	2,100,000	USD	2,100,000	9,765
3 Month USD SOFR Interest Rate Swap, strike @ 3.625% expires 01/03/24 (Counterparty: DB; pay floating rate); underlying swap terminates 01/05/34	100,000	USD	100,000	1,426
3 Month USD SOFR Interest Rate Swap, strike @ 3.720% expires 03/06/23 (Counterparty: DB; pay floating rate); underlying swap terminates 03/08/33	2,100,000	USD	2,100,000	1,697
3 Month USD SOFR Interest Rate Swap, strike @ 4.040% expires 01/11/24 (Counterparty: DB; pay floating rate); underlying swap terminates 01/16/34	3,000,000	USD	3,000,000	25,564

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of contracts	Notional amount		Value
Swaptions purchased—(concluded)
Put swaptions—(concluded)
30 Year USD SOFR Interest Rate Swap, strike @ 3.200% expires 04/21/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 04/25/53	600,000	USD	600,000	$7,571
30 Year USD SOFR Interest Rate Swap, strike @ 3.225% expires 04/20/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 04/24/53	600,000	USD	600,000	6,809
30 Year USD SOFR Interest Rate Swap, strike @ 3.273% expires 04/20/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 04/24/53	600,000	USD	600,000	5,740
30 Year USD SOFR Interest Rate Swap, strike @ 3.285% expires 04/14/23 (Counterparty: CITI; pay floating rate); underlying swap terminates 04/18/53	600,000	USD	600,000	5,031
30 Year USD SOFR Interest Rate Swap, strike @ 3.348% expires 04/13/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 04/17/53	600,000	USD	600,000	3,843
Total				407,256
Total swaptions purchased (cost—$1,187,127)				750,049
Total investments before investments sold short (cost—$428,239,327)—183.9%				410,526,556
	Face amount	Value
Investments sold short—(29.4)%
U.S. government agency obligations—(29.4)%
GNMA II TBA 2.500%	$(6,000,000)	$(5,353,828)
4.000%	(450,000)	(437,273)
GNMA TBA 4.500%	(4,990,000)	(4,954,292)
UMBS TBA 2.500%	(2,000,000)	(1,751,376)
3.000%	(44,350,000)	(40,295,003)
3.500%	(6,000,000)	(5,632,037)
4.000%	(2,500,000)	(2,483,952)
5.000%	(2,200,000)	(2,207,992)
5.500%	(500,000)	(507,495)
6.000%	(2,000,000)	(2,054,219)
Total investments sold short (proceeds—$65,589,269)		(65,677,467)
Liabilities in excess of other assets—(54.5)%		(121,626,584)
Net assets—100.0%		$223,222,505

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

	Face amount	Value
Reverse repurchase agreements—(6.5)%
Reverse repurchase agreement dated 01/11/23 with First Union National Bank, 4.510%, to be repurchased 02/13/23 for $(14,630,171), collateralized by Government National Mortgage Association obligation, 3.000%—5.500% due 10/15/38—10/20/48; (value—$(14,851,127)); (proceeds—$(14,569,936))	$(14,569,936)	$(14,569,936)

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	284,730,000	3,000,000	UMBS TBA, 4.000%, strike @ 94.91	BOA	02/06/23	$15,469	$(49,907)	$(34,438)
USD	143,010,000	1,500,000	UMBS TBA, 4.000%, strike @ 95.34	MSCI	02/06/23	7,148	(18,836)	(11,688)
USD	287,160,000	3,000,000	UMBS TBA, 4.000%, strike @ 95.72	BOA	02/06/23	12,891	(27,894)	(15,003)
USD	96,860,000	1,000,000	UMBS TBA, 4.000%, strike @ 96.86	MSCI	02/06/23	2,188	(2,186)	2
USD	97,140,000	1,000,000	UMBS TBA, 4.000%, strike @ 97.14	CITI	02/06/23	2,461	(1,297)	1,164
USD	96,860,000	1,000,000	UMBS TBA, 4.000%, strike @ 96.86	CITI	02/06/23	1,875	(2,186)	(311)
USD	420,464,000	4,400,000	UMBS TBA, 4.000%, strike @ 95.56	MSCI	03/06/23	30,250	(64,067)	(33,817)
USD	78,072,000	800,000	UMBS TBA, 4.000%, strike @ 97.59	BOA	04/06/23	5,125	(4,151)	974
USD	380,757,000	3,900,000	UMBS TBA, 4.000%, strike @ 97.63	CITI	04/06/23	24,984	(19,790)	5,194
USD	297,480,000	3,000,000	UMBS TBA, 4.500%, strike @ 99.16	JPMCB	03/06/23	21,797	(13,639)	8,158
USD	297,000,000	3,000,000	UMBS TBA, 4.500%, strike @ 99.00	JPMCB	03/06/23	22,032	(15,834)	6,198
USD	287,999,000	2,900,000	UMBS TBA, 4.500%, strike @ 99.31	MSCI	04/06/23	14,726	(19,442)	(4,716)
USD	218,834,000	2,200,000	UMBS TBA, 4.500%, strike @ 99.47	BOA	04/06/23	11,000	(13,240)	(2,240)
USD	159,328,000	1,600,000	UMBS TBA, 5.000%, strike @ 99.58	CITI	03/06/23	11,500	(18,179)	(6,679)
USD	350,315,000	3,500,000	UMBS TBA, 5.000%, strike @ 100.09	CITI	03/06/23	19,687	(27,444)	(7,757)
USD	151,365,000	1,500,000	UMBS TBA, 5.000%, strike @ 100.91	MSCI	03/06/23	3,633	(5,478)	(1,845)
USD	50,385,000	500,000	UMBS TBA, 5.000%, strike @ 100.77	JPMCB	03/06/23	3,594	(2,122)	1,472
USD	201,820,000	2,000,000	UMBS TBA, 5.000%, strike @ 100.91	CITI	03/06/23	4,844	(7,304)	(2,460)
USD	201,940,000	2,000,000	UMBS TBA, 5.000%, strike @ 100.97	CITI	03/06/23	5,000	(6,814)	(1,814)
USD	203,760,000	2,000,000	UMBS TBA, 5.000%, strike @ 101.88	CITI	04/06/23	5,313	(4,701)	612
USD	203,760,000	2,000,000	UMBS TBA, 5.000%, strike @ 101.88	CITI	04/06/23	5,313	(4,701)	612
USD	256,100,000	2,500,000	UMBS TBA, 5.500%, strike @ 102.44	BOA	02/06/23	14,062	(512)	13,550
USD	204,000,000	2,000,000	UMBS TBA, 5.500%, strike @ 102.00	CITI	02/06/23	11,406	(1,734)	9,672
USD	81,600,000	800,000	UMBS TBA, 5.500%, strike @ 102.00	BOA	02/06/23	4,875	(694)	4,181
USD	255,000,000	2,500,000	UMBS TBA, 5.500%, strike @ 102.00	CITI	02/06/23	14,258	(2,168)	12,090
USD	101,810,000	1,000,000	UMBS TBA, 5.500%, strike @ 101.81	BOA	02/06/23	6,093	(1,447)	4,646
USD	345,950,000	3,400,000	UMBS TBA, 5.500%, strike @ 101.75	CITI	02/06/23	19,656	(5,754)	13,902
USD	234,600,000	2,300,000	UMBS TBA, 5.500%, strike @ 102.00	CITI	02/06/23	13,656	(1,994)	11,662
USD	358,155,000	3,500,000	UMBS TBA, 5.500%, strike @ 102.33	BOA	03/06/23	5,742	(5,443)	299
USD	253,875,000	2,500,000	UMBS TBA, 5.500%, strike @ 101.55	BOA	03/06/23	8,789	(12,205)	(3,416)
USD	204,620,000	2,000,000	UMBS TBA, 5.500%, strike @ 102.31	CITI	04/06/23	3,125	(3,125)	—
USD	357,770,000	3,500,000	UMBS TBA, 5.500%, strike @ 102.22	JPMCB	04/06/23	9,844	(8,095)	1,749
Total						$342,336	$(372,383)	$(30,047)
			Put options
USD	95,050,000	1,000,000	UMBS TBA, 4.000%, strike @ 95.05	MSCI	02/06/23	$3,008	$(310)	$2,698
USD	286,440,000	3,000,000	UMBS TBA, 4.000%, strike @ 95.48	BOA	02/06/23	9,375	(2,049)	7,326
USD	189,120,000	2,000,000	UMBS TBA, 4.000%, strike @ 94.56	BOA	02/06/23	7,344	(245)	7,099
USD	192,100,000	2,000,000	UMBS TBA, 4.000%, strike @ 96.05	CITI	02/06/23	7,656	(3,475)	4,181
USD	96,140,000	1,000,000	UMBS TBA, 4.000%, strike @ 96.14	CITI	02/06/23	2,579	(2,008)	571
USD	95,860,000	1,000,000	UMBS TBA, 4.000%, strike @ 95.86	MSCI	02/06/23	2,656	(1,288)	1,368
USD	95,860,000	1,000,000	UMBS TBA, 4.000%, strike @ 95.86	CITI	02/06/23	2,500	(1,288)	1,212
USD	286,890,000	3,000,000	UMBS TBA, 4.000%, strike @ 95.63	CITI	02/06/23	4,805	(2,613)	2,192
USD	411,664,000	4,400,000	UMBS TBA, 4.000%, strike @ 93.56	MSCI	03/06/23	34,375	(7,025)	27,350
USD	76,472,000	800,000	UMBS TBA, 4.000%, strike @ 95.59	BOA	04/06/23	6,375	(5,111)	1,264
USD	372,957,000	3,900,000	UMBS TBA, 4.000%, strike @ 95.63	CITI	04/06/23	31,078	(25,283)	5,795

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

Options written—(concluded)

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	401,478,000	4,200,000	UMBS TBA, 4.000%, strike @ 95.59	MSCI	04/06/23	$33,469	$(26,831)	$6,638
USD	291,000,000	3,000,000	UMBS TBA, 4.500%, strike @ 97.00	JPMCB	03/06/23	25,781	(5,606)	20,175
USD	291,480,000	3,000,000	UMBS TBA, 4.500%, strike @ 97.16	JPMCB	03/06/23	25,781	(6,270)	19,511
USD	282,199,000	2,900,000	UMBS TBA, 4.500%, strike @ 97.31	MSCI	04/06/23	19,032	(13,317)	5,715
USD	214,434,000	2,200,000	UMBS TBA, 4.500%, strike @ 97.47	BOA	04/06/23	14,437	(10,907)	3,530
USD	147,840,000	1,500,000	UMBS TBA, 5.000%, strike @ 98.56	CITI	02/06/23	11,133	(87)	11,046
USD	156,128,000	1,600,000	UMBS TBA, 5.000%, strike @ 97.58	CITI	03/06/23	12,750	(1,453)	11,297
USD	248,125,000	2,500,000	UMBS TBA, 5.000%, strike @ 99.25	CITI	03/06/23	4,883	(4,883)	—
USD	49,385,000	500,000	UMBS TBA, 5.000%, strike @ 98.77	JPMCB	03/06/23	4,218	(1,016)	3,202
USD	550,330,000	5,500,000	UMBS TBA, 5.500%, strike @ 100.06	CITI	02/06/23	36,093	(173)	35,920
USD	200,000,000	2,000,000	UMBS TBA, 5.500%, strike @ 100.00	CITI	02/06/23	13,125	(51)	13,074
USD	99,810,000	1,000,000	UMBS TBA, 5.500%, strike @ 99.81	BOA	02/06/23	6,719	(14)	6,705
USD	199,880,000	2,000,000	UMBS TBA, 5.500%, strike @ 99.94	CITI	02/06/23	12,969	(42)	12,927
USD	339,150,000	3,400,000	UMBS TBA, 5.500%, strike @ 99.75	CITI	02/06/23	23,906	(39)	23,867
USD	230,000,000	2,300,000	UMBS TBA, 5.500%, strike @ 100.00	CITI	02/06/23	15,812	(59)	15,753
USD	80,000,000	800,000	UMBS TBA, 5.500%, strike @ 100.00	BOA	02/06/23	5,375	(21)	5,354
USD	249,950,000	2,500,000	UMBS TBA, 5.500%, strike @ 99.98	BOA	02/06/23	16,407	(60)	16,347
USD	149,670,000	1,500,000	UMBS TBA, 5.500%, strike @ 99.78	JPMCB	03/06/23	10,312	(1,820)	8,492
USD	149,655,000	1,500,000	UMBS TBA, 5.500%, strike @ 99.77	JPMCB	03/06/23	10,312	(1,799)	8,513
USD	401,240,000	4,000,000	UMBS TBA, 5.500%, strike @ 100.31	CITI	04/06/23	9,844	(9,844)	—
Total						$424,109	$(134,987)	$289,122
Total options written						$766,445	$(507,370)	$259,075

Swaptions written

Notional amount (000)		Number of contracts	Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	1,000	1,000,000	3 Month USD SOFR Interest Rate Swap, strike @ 3.210%, terminating 03/08/33	CITI	Pay	03/06/23	$11,525	$(12,461)	$(936)
			Put swaptions
USD	3,400	3,400,000	2 Year USD LIBOR Interest Rate Swap strike @ 3.750%, terminating 04/18/25	CITI	Pay	04/14/23	$14,552	$(23,566)	$(9,014)
USD	3,400	3,400,000	2 Year USD SOFR Interest Rate Swap strike @ 3.750%, terminating 04/17/25	MSCI	Pay	04/13/23	12,240	(23,583)	(11,343)
USD	3,300	3,300,000	2 Year USD SOFR Interest Rate Swap strike @ 4.000%, terminating 04/24/25	MSCI	Pay	04/20/23	13,200	(12,882)	318
USD	3,300	3,300,000	2 Year USD SOFR Interest Rate Swap strike @ 4.000%, terminating 04/24/25	MSCI	Pay	04/20/23	14,520	(12,882)	1,638
USD	3,600	3,600,000	2 Year USD SOFR Interest Rate Swap strike @ 4.000%, terminating 04/25/25	MSCI	Pay	04/21/23	19,152	(14,091)	5,061
USD	1,000	1,000,000	3 Month USD SOFR Interest Rate Swap, strike @ 3.510%, terminating 03/08/33	CITI	Pay	03/06/23	11,525	(2,369)	9,156

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

Swaptions written—(concluded)

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	1,400	1,400,000	3 Month USD SOFR Interest Rate Swap, strike @ 3.703%, terminating 03/08/33	MSCI	Pay	03/06/23	$1,344	$(1,344)	$—
USD	1,900	1,900,000	3 Month USD SOFR Interest Rate Swap, strike @ 3.739%, terminating 04/10/33	JPMCB	Pay	04/06/23	5,178	(5,178)	—
Total							$91,711	$(95,895)	$(4,184)
Total swaptions written							$103,236	$(108,356)	$(5,120)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Interest rate futures buy contracts:
74	USD	3 Month SOFR Futures	June 2023	$17,676,798	$17,605,525	$(71,273)
U.S. Treasury futures buy contracts:
148	USD	U.S. Treasury Note 10 Year Futures	March 2023	$16,709,172	$16,948,313	$239,141
1	USD	U.S. Treasury Note 5 Year Futures	March 2023	108,625	109,242	617
Total				$34,494,595	$34,663,080	$168,485
Interest rate futures sell contracts:
74	USD	3 Month SOFR Futures	December 2023	$(17,720,953)	$(17,623,100)	$97,853
Net unrealized appreciation (depreciation)						$266,338

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio	Payments received by the Portfolio[10]	Value	Unrealized appreciation (depreciation)
USD	3,000	12/21/27	Annually	12 Month SOFR	2.000%	$198,902	$(6,937)
USD	1,300	12/21/29	Annually	12 Month SOFR	2.000	105,989	(6,270)
USD	36,100	06/16/23	Quarterly	3 Month USD LIBOR	0.250	837,317	730,580
USD	10,800	04/29/23	At Maturity	12 Month US Federal Funds Effective Rate	0.200	313,374	295,783
USD	27,000	03/03/25	Quarterly	3 Month USD LIBOR	1.350	1,705,358	1,705,358
USD	17,500	06/15/29	Annually	12 Month SOFR	1.750	(1,686,593)	(487,359)
USD	500	06/15/32	Annually	12 Month SOFR	1.750	62,886	28,171
USD	8,900	05/04/25	Quarterly	3 Month USD LIBOR	1.335	609,308	609,308
USD	1,400	06/08/32	Annually	12 Month SOFR	1.520	90,660	90,660
USD	4,000	06/15/32	Annually	12 Month SOFR	1.520	225,635	225,635
USD	7,100	06/15/32	Annually	12 Month SOFR	1.750	897,997	(24,866)
USD	17,400	07/08/32	Annually	12 Month SOFR	1.530	1,359,390	1,359,390
USD	2,300	09/16/32	Annually	12 Month SOFR	2.998	48,619	48,619
USD	7,700	11/09/32	Annually	12 Month SOFR	3.275	(17,745)	(17,745)
USD	5,500	10/06/32	Annually	12 Month SOFR	3.275	(12,983)	(12,983)

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

Centrally cleared interest rate swap agreements—(concluded)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio	Payments received by the Portfolio[10]	Value	Unrealized appreciation (depreciation)
USD	600	12/21/32	Annually	12 Month SOFR	2.000%	$63,662	$(9,140)
USD	2,300	11/09/29	Annually	12 Month SOFR	3.205	17,641	17,641
USD	2,300	11/09/29	Annually	12 Month SOFR	3.218	15,849	15,849
USD	2,400	11/09/29	Annually	12 Month SOFR	3.217	16,613	16,613
USD	8,000	11/28/32	Annually	12 Month SOFR	3.368	(84,296)	(84,296)
Total						$4,767,583	$4,494,011

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Asset-backed securities	$—	$18,655,512	$153,090	$18,808,602
Mortgage-backed securities	—	41,166,151	—	41,166,151
U.S. government agency obligations	—	349,648,408	—	349,648,408
Short-term U.S. Treasury obligations	—	121,599	—	121,599
Options purchased	—	31,747	—	31,747
Swaptions purchased	—	750,049	—	750,049
Futures contracts	337,611	—	—	337,611
Swap agreements	—	6,569,200	—	6,569,200
Total	$337,611	$416,942,666	$153,090	$417,433,367
Liabilities
Investments sold short
U.S. government agency obligations	$—	$(65,677,467)	$—	$(65,677,467)
Reverse repurchase agreements	—	(14,569,936)	—	(14,569,936)
Options written	—	(507,370)	—	(507,370)
Swaptions written	—	(108,356)	—	(108,356)
Futures contracts	(71,273)	—	—	(71,273)
Swap agreements	—	(1,801,617)	—	(1,801,617)
Total	$(71,273)	$(82,664,746)	$—	$(82,736,019)

At January 31, 2023, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

1  Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $30,475,761, represented 13.7% of the Portfolio's net assets at period end.

3  Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

4  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

5  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

6  Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

7  Zero coupon bond.

8  Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

9  Rates shown reflect yield at January 31, 2023.

10  Payments made or received are based on the notional amount.

See accompanying notes to financial statements.

PACE Intermediate Fixed Income Investments

Performance

For the six-months ended January 31, 2023, the Portfolio's Class P shares returned -1.40% before the deduction of the maximum PACE Select program fee.1 In comparison, the Bloomberg US Aggregate Bond Index (the "benchmark") returned -2.37%. (Returns for all share classes over various time periods are shown in the "Performance at a glance" table on page 37. Please note that the returns shown do not reflect the deduction of taxes that a shareholder could pay on Portfolio distributions or the redemption of Portfolio shares.) For a detailed commentary on the market environment in general during the reporting period, please refer to page 3.

Investment Manager's comments2

The Portfolio outperformed the benchmark during the reporting period. The Portfolio's sector and credit rating exposures had the largest positive impact on results, and security selection also contributed to returns. From a sector and rating standpoint, the Portfolio's overweights to investment-grade corporate bonds, asset-backed securities (ABS), and high-yield corporate bonds were additive to performance. From a selection standpoint, the Portfolio experienced strong results from its holdings in debt issued by banks, property and casualty (P&C) insurers, and midstream energy companies. The Portfolio's avoidance of agency mortgage-backed securities (MBS) detracted from relative results. In addition, an avoidance of media entertainment, wireless, and wirelines telecommunications companies hindered Portfolio results relative to the benchmark.

During the reporting period, the Portfolio was repositioned, adding corporate bonds across the credit quality and industry spectrums that met certain valuation and credit criteria. Bonds that were added included issues of banks, automobile manufacturers, real estate investment trusts (REITs), P&C insurers, electric utilities, and technology companies, to name a few. Positions were also initiated in senior floating rate loans to companies in the health care, midstream energy, REIT, pharmaceutical, and technology sectors. A variety of asset-backed security (ABS) debt issuances were also purchased, including deals secured by cell tower leases, data center leases, device payment plans, personal consumer loans, small ticket equipment, and subprime auto loans, in addition to certain attractively valued commercial mortgage-backed securities (CMBS).

Treasury futures are used to manage interest rate exposures when it is more efficient to use futures instead of cash bonds. Specifically, they are utilized to add or reduce exposures along the yield curve to minimize active differences that arise from the bottom-up investment process. The Portfolio utilized a variety of US Treasury futures contracts across the yield curve during the reporting period. These positions gained in value as longer-term interest rates declined, thereby contributing to the Portfolio's performance.

1  Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%, which, if included, would have reduced performance. Class P shares held through other advisory programs also may be subject to a program fee, which, if included, would have reduced performance.

2  All Sub-Advisors discuss performance on a gross-of-fees basis—meaning that no fees or expenses are reflected in their sleeves'/sleeve's performance. Alternately, Portfolio performance is shown net of fees, which does factor in fees and expenses associated with the Portfolio.

PACE Select Advisors Trust – PACE Intermediate Fixed Income Investments

Investment Manager:

UBS Asset Management (Americas) Inc. ("UBS AM")

Investment Subadvisor:

Brown Brothers Harriman & Co. (BBH) added effective August 12, 2022.

BlackRock terminated effective close of business August 12, 2022.

Portfolio Management Team:

UBS AM: Mabel Lung, CFA, Gina Toth, CFA, Fred Lee, CFA, David Kelly and Christopher Andersen, CFA

BlackRock (until August 2022): Akiva Dickstein and Harrison Segall

BBH: Andrew Hofer, Neil Hohman and Paul Kunz

Objective:

Current income, consistent with reasonable stability of principal

Investment process:

The subadvisors utilize a strategy that involves buying specific bonds based on their credit analysis and review.

PACE Intermediate Fixed Income Investments

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

Special considerations

The Portfolio may be appropriate for long-term investors seeking current income and a reasonable stability of principal. Investors should be able to withstand short-term fluctuations in the fixed income markets. The value of the Portfolio changes every day and can be affected by changes in interest rates, general market conditions, and other political, social and economic developments, as well as specific matters relating to the companies in whose securities the Portfolio invests. It is important to note that an investment in the Portfolio is only one component of a balanced investment plan.

PACE Intermediate Fixed Income Investments

Performance at a glance (unaudited)

Average annual total returns for periods ended 01/31/23	6 months	1 year	5 years	10 years
Before deducting maximum sales charge
Class A1	(1.61)%	(8.44)%	0.51%	0.82%
Class Y2	(1.49)	(8.21)	0.77	1.08
Class P3	(1.40)	(8.12)	0.78	1.08
After deducting maximum sales charge
Class A1	(5.27)	(11.87)	(0.25)	0.44
Bloomberg US Aggregate Bond Index[4]	(2.37)	(8.36)	0.86	1.43

Most recent calendar quarter-end returns (unaudited)

Average annual total returns for periods ended 12/31/22	6 months	1 year	5 years	10 years
Before deducting maximum sales charge
Class A1	(2.69)%	(13.61)%	(0.47)%	0.42%
Class Y2	(2.56)	(13.38)	(0.22)	0.67
Class P3	(2.47)	(13.38)	(0.21)	0.67
After deducting maximum sales charge
Class A1	(6.30)	(16.84)	(1.23)	0.04

The annualized gross and net expense ratios, respectively, for each class of shares as in the prospectuses dated November 28, 2022 were as follows: Class A—1.14% and 0.86%; Class Y—1.08% and 0.61%; and Class P—0.92% and 0.61%. Net expenses reflect fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses. The Portfolio and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the Portfolio's ordinary total operating expenses of each class through November 30, 2023 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, trustee elections, as well as other matters related to shareholder meetings (unless specifically agreed by UBS AM) and extraordinary expenses) would not exceed Class A—0.91%; Class Y—0.66%; and Class P—0.66%. Effective August 1, 2022, the expense caps were changed to: Class A—0.86%; Class Y—0.61%; and Class P—0.61%. The Portfolio has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the Portfolio's expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the Portfolio's board at any time and also will terminate automatically upon the expiration or termination of the Portfolio's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

1  Maximum sales charge for Class A shares is 3.75%. Class A shares bear ongoing 12b-1 service fees of 0.25% annually.

2  The Portfolio offers Class Y shares to a limited group of eligible investors, including certain qualifying retirement plans. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.

3  Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee, which, if included, would have reduced performance.

4  The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixedrate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Investors should note that indices do not reflect the deduction of fees and expenses.

Prior to August 3, 2015, a 1% redemption fee was imposed on sales or exchanges of any class of shares of the Portfolio made during the specified holding period.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com/us-mutualfundperformance.

PACE Intermediate Fixed Income Investments

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of January 31, 2023

Characteristics
Weighted average duration	5.12 yrs.
Weighted average maturity	10.09 yrs.
Average coupon	4.95%
Top ten holdings
U.S. Treasury Bonds, 1.750% due 08/15/41	4.4%
U.S. Treasury Bonds, 1.375% due 08/15/50	3.1
Swiss Re Finance Luxembourg SA, 5.000% due 04/02/49	1.1
Regional Management Issuance Trust, 8.510% due 11/17/32	1.0
SBA Tower Trust, 6.599% due 01/15/28	1.0
Toyota Motor Credit Corp., 5.450% due 11/10/27	1.0
NMEF Funding LLC, 6.070% due 06/15/29	1.0
Aligned Data Centers Issuer LLC, 6.350% due 10/15/47	1.0
Credit Acceptance Auto Loan Trust, 8.450% due 02/15/33	1.0
WMRK Commercial Mortgage Trust, 8.561% due 11/15/27	1.0
Total	15.6%
Top five issuer breakdown by country or territory of origin
United States	86.0%
United Kingdom	4.6
Canada	2.2
Norway	1.7
New Zealand	1.6
Total	96.1%
Asset allocation
Corporate bonds	58.5%
Asset-backed securities	18.0
Mortgage-backed securities	9.5
U.S. Treasury obligations	8.7
Loan assignments	3.2
Short-term investments	3.2
Investments of cash collateral from securities loaned	2.6
Municipal bonds	0.4
Short-term U.S. Treasury obligations	0.4
Cash equivalents and liabilities in excess of other assets	(4.5)
Total	100.0%

1  The portfolio is actively managed and its composition will vary over time.

PACE Intermediate Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount	Value
Asset-backed securities—18.0%
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2, 6.350%, due 10/15/47[1]	$2,300,000	$2,373,376
American Homes 4 Rent Trust, Series 2014-SFR3, Class A, 3.678%, due 12/17/36[1]	428,476	418,117
BHG Securitization Trust, Series 2022-C, Class B, 5.930%, due 10/17/35[1]	1,750,000	1,740,878
Capital One Multi-Asset Execution Trust, Series 2022-A2, Class A, 3.490%, due 05/15/27	1,189,000	1,162,894
CarMax Auto Owner Trust, Series 2022-2, Class A2A, 2.810%, due 05/15/25	287,406	284,722
College Ave Student Loans LLC, Series 2021-A, Class A1, 1 mo. USD LIBOR + 1.100%, 5.606%, due 07/25/51[1,2]	59,011	57,494
Series 2021-B, Class A2, 1.760%, due 06/25/52[1]	74,984	64,626
Series 2021-C, Class A1, 1 mo. USD LIBOR + 0.900%, 5.406%, due 07/26/55[1,2]	228,911	221,321
Series 2021-C, Class A2, 2.320%, due 07/26/55[1]	115,310	101,931
Series 2021-C, Class B, 2.720%, due 07/26/55[1]	100,000	85,823
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.370%, due 07/16/29[1]	67,035	66,457
Series 2021-2A, Class A, 0.960%, due 02/15/30[1]	540,000	521,456
Series 2021-3A, Class A, 1.000%, due 05/15/30[1]	280,000	269,090
Series 2021-4, Class A, 1.260%, due 10/15/30[1]	395,000	373,097
Series 2022-1A, Class A, 4.600%, due 06/15/32[1]	495,000	485,895
Series 2022-3A, Class C, 8.450%, due 02/15/33[1]	2,300,000	2,363,411
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + 0.480%, 4.986%, due 10/25/34[1,2]	9,101	9,081
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.800%, due 11/25/45[1]	67,881	59,145
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A, 2.730%, due 04/25/28[1]	24,309	24,145
Ford Credit Auto Lease Trust, Series 2022-A, Class A2A, 2.780%, due 10/15/24	363,830	360,766
FREED ABS Trust, Series 2022-4FP, Class B, 7.580%, due 12/18/29[1]	2,150,000	2,156,499
	Face amount	Value
Asset-backed securities—(continued)
Golub Capital Partners ABS Funding Ltd., Series 2022-1A, Class A2B, 6.580%, due 07/22/30[1]	$1,910,000	$1,797,773
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, 1.930%, due 07/20/48[1]	190,026	145,386
Series 2021-5CS, Class A, 2.310%, due 10/20/48[1]	106,484	86,773
Series 2022-3CS, Class A, 4.950%, due 07/20/49[1]	219,664	209,263
Lendmark Funding Trust, Series 2021-1A, Class A, 1.900%, due 11/20/31[1]	210,000	182,765
Mariner Finance Issuance Trust, Series 2021-AA, Class A, 1.860%, due 03/20/36[1]	180,000	156,963
Series 2022-AA, Class B, 7.200%, due 10/20/37[1]	1,830,000	1,846,068
Monroe Capital ABS Funding II Ltd., Series 2023-1A, Class A1, 6.650%, due 04/22/33[1]	1,700,000	1,699,704
Mosaic Solar Loan Trust, Series 2022-1A, Class A, 2.640%, due 01/20/53[1]	180,771	156,842
Mosaic Solar Loans LLC, Series 2017-2A, Class C, 2.000%, due 06/22/43[1]	50,554	48,488
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2B, 1 mo. USD LIBOR + 1.050%, 5.504%, due 12/15/59[1,2]	155,423	153,582
Series 2020-IA, Class B, 2.950%, due 04/15/69[1]	100,000	82,340
Series 2021-A, Class A, 0.840%, due 05/15/69[1]	63,626	56,229
Series 2021-DA, Class A, U.S. (Fed) Prime Rate - 1.990%, 5.510%, due 04/15/60[1,2]	329,526	306,497
Navient Student Loan Trust, Series 2018-EA, Class A2, 4.000%, due 12/15/59[1]	27,209	26,564
Nelnet Student Loan Trust, Series 2021-A, Class APT2, 1.360%, due 04/20/62[1]	473,433	423,073
Series 2021-BA, Class AFL, 1 mo. USD LIBOR + 0.780%, 5.266%, due 04/20/62[1,2]	673,185	660,529
Series 2021-CA, Class AFL, 1 mo. USD LIBOR + 0.740%, 5.226%, due 04/20/62[1,2]	427,223	417,899
NFAS2 LLC, Series 2022-1, Class B, 7.590%, due 09/15/28[1]	1,090,000	1,090,450
NMEF Funding LLC, Series 2022-B, Class A2, 6.070%, due 06/15/29[1]	2,380,000	2,389,585

PACE Intermediate Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount	Value
Asset-backed securities—(continued)
OneMain Financial Issuance Trust, Sereis 2022-3A, Class A, 5.940%, due 05/15/34[1]	$1,610,000	$1,623,977
Oportun Issuance Trust, Series 2022-3, Class B, 8.530%, due 01/08/30[1]	2,290,000	2,287,872
Oxford Finance Funding Trust, Series 2023-1A, Class B, 7.879%, due 02/15/31[1]	1,970,000	1,970,000
Prodigy Finance Ltd., Series 2021-1A, Class A, 1 mo. USD LIBOR + 1.250%, 5.756%, due 07/25/51[1,2]	203,468	199,241
Regional Management Issuance Trust, Series 2021-2, Class A, 1.900%, due 08/15/33[1]	245,000	208,057
Series 2022-2B, Class B, 8.510%, due 11/17/32[1]	2,360,000	2,417,884
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.690%, due 03/17/31	2,200,000	2,306,777
Sesac Finance LLC, Series 2019-1, Class A2, 5.216%, due 07/25/49[1]	115,800	107,389
SLM Private Education Loan Trust, Series 2010-C, Class A5, 1 mo. USD LIBOR + 4.750%, 9.209%, due 10/15/41[1,2]	399,879	429,719
SMB Private Education Loan Trust, Series 2017-B, Class A2B, 1 mo. USD LIBOR + 0.750%, 5.209%, due 10/15/35[1,2]	80,745	79,728
Series 2018-A, Class A2B, 1 mo. USD LIBOR + 0.800%, 5.259%, due 02/15/36[1,2]	285,805	280,956
Series 2018-C, Class A2B, 1 mo. USD LIBOR + 0.750%, 5.209%, due 11/15/35[1,2]	363,765	357,121
Series 2021-A, Class A2A1, 1 mo. USD LIBOR + 0.730%, 5.184%, due 01/15/53[1,2]	540,149	523,737
Series 2021-A, Class B, 2.310%, due 01/15/53[1]	100,000	89,954
Series 2021-C, Class APT1, 1.390%, due 01/15/53[1]	176,894	153,875
SoFi Professional Loan Program LLC, Series 2018-A, Class A2B, 2.950%, due 02/25/42[1]	64,224	61,894
Series 2020-C, Class AFX, 1.950%, due 02/15/46[1]	100,450	90,948
Store Master Funding I-VII XIV XIX XX, Series 2021-1A, Class A1, 2.120%, due 06/20/51[1]	1,011,925	862,358
T-Mobile U.S. Trust, Series 2022-1A, Class A, 4.910%, due 05/22/28[1]	2,300,000	2,308,221
	Face amount	Value
Asset-backed securities—(concluded)
Westlake Automobile Receivables Trust, Series 2021-3A, Class A2, 0.570%, due 09/16/24[1]	$325,237	$323,251
Total asset-backed securities (cost—$41,998,686)		41,819,956
Corporate bonds—58.5%
Aerospace & defense—1.4%
BAE Systems Holdings, Inc. 3.800%, due 10/07/24[1]	1,681,000	1,648,371
Boeing Co. 3.250%, due 02/01/28	1,600,000	1,493,640
		3,142,011
Agriculture—0.9%
Archer-Daniels-Midland Co. 2.900%, due 03/01/32	1,480,000	1,330,366
Cargill, Inc. 5.125%, due 10/11/32[1]	810,000	844,475
		2,174,841
Airlines—0.2%
Air Canada Pass-Through Trust, Series 2017-1AA, 3.300%, due 01/15/30[1]	43,098	37,714
American Airlines Pass-Through Trust, Series AA, 3.000%, due 10/15/28	93,158	81,781
Series AA, 3.200%, due 06/15/28	39,573	35,253
Series AA, 3.575%, due 01/15/28	48,344	43,782
Series AA, 3.600%, due 09/22/27	38,757	35,445
Series AA, 3.650%, due 02/15/29	30,084	27,473
Delta Airlines Pass-Through Trust, Series 2020-1, Class AA, 2.000%, due 06/10/28	55,283	48,411
Series AA, 3.204%, due 04/25/24	101,000	99,927
United Airlines Pass-Through Trust, Series AA, 2.700%, due 05/01/32	44,226	36,868
Series AA, 3.450%, due 12/01/27	32,228	29,212
Series AA, 3.500%, due 03/01/30	16,182	14,380
Series AA, 4.150%, due 08/25/31	57,991	53,368
		543,614
Auto manufacturers—2.2%
Ford Motor Credit Co. LLC 7.350%, due 11/04/27	1,240,000	1,300,450
7.350%, due 03/06/30	1,310,000	1,374,976

PACE Intermediate Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Auto manufacturers—(concluded)
Toyota Motor Credit Corp. 5.450%, due 11/10/27	$2,295,000	$2,394,352
		5,069,778
Banks—18.7%
ASB Bank Ltd. 5.398%, due 11/29/27[1]	1,260,000	1,287,959
(fixed, converts to FRN on 06/17/27), 5.284%, due 06/17/32[1,2]	1,500,000	1,446,726
Bank of America Corp. (fixed, converts to FRN on 01/20/27), 3.824%, due 01/20/28[2]	840,000	808,665
(fixed, converts to FRN on 06/19/25), 1.319%, due 06/19/26[2]	870,000	796,847
(fixed, converts to FRN on 07/23/29), 3.194%, due 07/23/30[2]	836,000	749,752
Bank of New York Mellon Corp. (fixed, converts to FRN on 02/07/27), 3.442%, due 02/07/28[2]	1,400,000	1,340,777
Bank of New Zealand 4.846%, due 02/07/28[1]	1,075,000	1,081,074
Canadian Imperial Bank of Commerce 3.450%, due 04/07/27	1,400,000	1,340,442
Citigroup, Inc. (fixed, converts to FRN on 03/31/30), 4.412%, due 03/31/31[2]	1,310,000	1,256,547
(fixed, converts to FRN on 06/03/30), 2.572%, due 06/03/31[2]	1,198,000	1,016,638
Series VAR, (fixed, converts to FRN on 02/24/27), 3.070%, due 02/24/28[2]	742,000	689,728
Comerica Bank (fixed, converts to FRN on 08/25/32), 5.332%, due 08/25/33[2]	1,280,000	1,273,149
DNB Bank ASA (fixed, converts to FRN on 03/28/24), 2.968%, due 03/28/25[1,2]	1,385,000	1,342,821
(fixed, converts to FRN on 10/09/25), 5.896%, due 10/09/26[1,2]	1,175,000	1,188,725
Fifth Third Bancorp (fixed, converts to FRN on 10/27/27), 6.361%, due 10/27/28[2]	925,000	978,753
Goldman Sachs Group, Inc. (fixed, converts to FRN on 02/24/27), 2.640%, due 02/24/28[2]	1,217,000	1,115,883
(fixed, converts to FRN on 02/24/32), 3.102%, due 02/24/33[2]	1,128,000	966,653
(fixed, converts to FRN on 03/15/27), 3.615%, due 03/15/28[2]	578,000	550,421
(fixed, converts to FRN on 08/23/27), 4.482%, due 08/23/28[2]	1,280,000	1,257,814
HSBC Holdings PLC (fixed, converts to FRN on 06/04/30), 2.848%, due 06/04/31[2]	1,800,000	1,523,113
(fixed, converts to FRN on 11/03/27), 7.390%, due 11/03/28[2]	905,000	986,551
	Face amount	Value
Corporate bonds—(continued)
Banks—(concluded)
Huntington National Bank 5.650%, due 01/10/30	$1,240,000	$1,290,189
ING Groep NV (fixed, converts to FRN on 03/28/25), 3.869%, due 03/28/26[2]	1,400,000	1,359,716
JPMorgan Chase & Co. (fixed, converts to FRN on 01/29/26), 3.960%, due 01/29/27[2]	495,000	483,595
(fixed, converts to FRN on 02/01/27), 3.782%, due 02/01/28[2]	793,000	762,237
(fixed, converts to FRN on 03/13/25), 2.005%, due 03/13/26[2]	502,000	472,240
(fixed, converts to FRN on 04/23/23), 3.559%, due 04/23/24[2]	820,000	816,969
KeyBank NA 5.850%, due 11/15/27	1,080,000	1,131,773
Lloyds Banking Group PLC (fixed, converts to FRN on 03/18/27), 3.750%, due 03/18/28[2]	1,420,000	1,349,401
(fixed, converts to FRN on 11/15/32), 7.953%, due 11/15/33[2]	610,000	696,874
Morgan Stanley (fixed, converts to FRN on 07/22/27), 3.591%, due 07/22/28[2]	1,420,000	1,343,292
(fixed, converts to FRN on 10/18/32), 6.342%, due 10/18/33[2]	885,000	972,875
Natwest Group PLC (fixed, converts to FRN on 11/10/25), 7.472%, due 11/10/26[2]	1,030,000	1,089,561
Royal Bank of Canada 6.000%, due 11/01/27	1,295,000	1,367,981
Santander Holdings USA, Inc. (fixed, converts to FRN on 09/09/25), 5.807%, due 09/09/26[2]	855,000	864,177
State Street Corp. (fixed, converts to FRN on 11/04/27), 5.820%, due 11/04/28[2]	555,000	582,946
Svenska Handelsbanken AB 3.950%, due 06/10/27[1]	1,400,000	1,367,738
Truist Financial Corp. (fixed, converts to FRN on 06/06/27), 4.123%, due 06/06/28[2]	1,370,000	1,339,950
(fixed, converts to FRN on 10/28/32), 6.123%, due 10/28/33[2]	580,000	632,043
Wells Fargo & Co. (fixed, converts to FRN on 03/02/32), 3.350%, due 03/02/33[2]	1,525,000	1,344,747
Westpac Banking Corp. 5.457%, due 11/18/27	1,150,000	1,198,377
		43,465,719
Beverages—1.5%
Constellation Brands, Inc. 4.750%, due 05/09/32	1,400,000	1,399,611
Diageo Capital PLC 5.500%, due 01/24/33	585,000	633,272

PACE Intermediate Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Beverages—(concluded)
PepsiCo, Inc. 3.900%, due 07/18/32	$1,385,000	$1,353,186
		3,386,069
Commercial services—0.7%
Ashtead Capital, Inc. 5.500%, due 08/11/32[1]	1,500,000	1,504,567
Computers—0.5%
Dell International LLC/EMC Corp. 5.750%, due 02/01/33	1,175,000	1,174,076
Diversified financial services—2.4%
American Express Co. 5.850%, due 11/05/27	1,050,000	1,110,576
Aviation Capital Group LLC 3.500%, due 11/01/27[1]	1,500,000	1,343,140
Avolon Holdings Funding Ltd. 5.500%, due 01/15/26[1]	1,500,000	1,474,460
Capital One Financial Corp. (fixed, converts to FRN on 05/10/27), 4.927%, due 05/10/28[2]	1,400,000	1,382,109
(fixed, converts to FRN on 05/10/32), 5.268%, due 05/10/33[2,3]	164,000	160,809
		5,471,094
Electric—3.0%
Atlantica Sustainable Infrastructure PLC 4.125%, due 06/15/28[1]	1,110,000	987,900
Duke Energy Florida LLC 5.950%, due 11/15/52	880,000	997,033
MidAmerican Energy Co. 3.650%, due 04/15/29	204,000	196,214
Nevada Power Co., Series GG, 5.900%, due 05/01/53	935,000	1,067,715
Public Service Electric & Gas Co. 3.100%, due 03/15/32	1,465,000	1,326,480
Southern California Edison Co. 5.950%, due 11/01/32	585,000	636,779
Southern Co. 5.700%, due 10/15/32	480,000	511,708
Vistra Operations Co. LLC 5.500%, due 09/01/26[1]	1,210,000	1,178,471
		6,902,300
Food—0.9%
Nestle Holdings, Inc. 4.700%, due 01/15/53[1]	1,980,000	2,023,928
Healthcare-products—0.3%
Thermo Fisher Scientific, Inc. 4.800%, due 11/21/27[3]	595,000	610,918
Healthcare-services—1.0%
CommonSpirit Health 6.073%, due 11/01/27	965,000	1,006,058
	Face amount	Value
Corporate bonds—(continued)
Healthcare-services—(concluded)
Roche Holdings, Inc. 2.314%, due 03/10/27[1]	$1,440,000	$1,338,477
Sutter Health, Series 20A, 2.294%, due 08/15/30	20,000	16,823
		2,361,358
Housewares—0.4%
Newell Brands, Inc. 6.375%, due 09/15/27[3]	995,000	1,000,164
Insurance—9.6%
Athene Global Funding 2.550%, due 06/29/25[1]	1,600,000	1,482,383
Athene Holding Ltd. 6.650%, due 02/01/33	1,175,000	1,241,458
Corebridge Financial, Inc. (fixed, converts to FRN on 12/15/27), 6.875%, due 12/15/52[1,2]	1,280,000	1,273,267
Enstar Finance LLC (fixed, converts to FRN on 01/15/27), 5.500%, due 01/15/42[2]	1,500,000	1,237,199
Enstar Group Ltd. 4.950%, due 06/01/29	1,400,000	1,311,887
F&G Annuities & Life, Inc. 7.400%, due 01/13/28[1]	2,110,000	2,162,555
Fairfax Financial Holdings Ltd. 5.625%, due 08/16/32[1]	1,400,000	1,362,683
First American Financial Corp. 2.400%, due 08/15/31	1,240,000	964,490
Intact Financial Corp. 5.459%, due 09/22/32[1]	915,000	934,411
Metropolitan Life Global Funding I 4.300%, due 08/25/29[1]	1,690,000	1,659,298
Northwestern Mutual Global Funding 4.350%, due 09/15/27[1]	740,000	732,949
Protective Life Global Funding 3.218%, due 03/28/25[1]	1,400,000	1,342,841
RenaissanceRe Holdings Ltd. 3.600%, due 04/15/29	1,440,000	1,336,489
Stewart Information Services Corp. 3.600%, due 11/15/31	1,700,000	1,341,453
Swiss Re Finance Luxembourg SA (fixed, converts to FRN on 04/02/29), 5.000%, due 04/02/49[1,2]	2,600,000	2,512,406
Teachers Insurance & Annuity Association of America 4.900%, due 09/15/44[1]	1,500,000	1,459,821
		22,355,590
Investment companies—1.4%
Blackstone Private Credit Fund 2.350%, due 11/22/24	1,450,000	1,357,401
3.250%, due 03/15/27	209,000	182,826
Morgan Stanley Direct Lending Fund 4.500%, due 02/11/27	1,013,000	969,874

PACE Intermediate Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Investment companies—(concluded)
OWL Rock Core Income Corp. 7.750%, due 09/16/27[1]	$710,000	$715,370
		3,225,471
Machinery-diversified—0.3%
CNH Industrial Capital LLC 5.450%, due 10/14/25	775,000	787,713
Media—0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.375%, due 03/01/31[1]	1,005,000	1,007,513
Oil & gas—0.6%
Equinor ASA 2.375%, due 05/22/30	1,555,000	1,369,546
Pharmaceuticals—1.1%
Bristol-Myers Squibb Co. 3.700%, due 03/15/52	1,575,000	1,331,695
Elanco Animal Health, Inc. 6.400%, due 08/28/28[3,4]	1,255,000	1,225,131
		2,556,826
Pipelines—3.4%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 7.375%, due 02/01/31[1]	580,000	583,625
Energy Transfer LP 3.600%, due 02/01/23	74,000	74,000
Series A, (fixed, converts to FRN on 02/15/23), 6.250%, due 02/16/23[2,3,5]	2,420,000	2,280,850
EnLink Midstream LLC 6.500%, due 09/01/30[1,3]	1,115,000	1,135,906
Harvest Midstream I LP 7.500%, due 09/01/28[1]	1,205,000	1,185,419
Hess Midstream Operations LP 5.500%, due 10/15/30[1]	1,500,000	1,398,915
Western Midstream Operating LP 3.350%, due 02/01/25[4]	1,410,000	1,346,550
		8,005,265
Real estate investment trusts—3.7%
Arbor Realty SR, Inc. 8.500%, due 10/15/27[1]	1,790,000	1,795,876
Blackstone Mortgage Trust, Inc. 3.750%, due 01/15/27[1]	1,345,000	1,186,371
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, due 06/15/26[1]	1,515,000	1,344,562
Realty Income Corp. 4.850%, due 03/15/30	500,000	500,875
SBA Tower Trust 6.599%, due 01/15/28[1]	2,300,000	2,396,232
Scentre Group Trust 1/Scentre Group Trust 2 4.375%, due 05/28/30[1]	1,363,000	1,273,714
		8,497,630
	Face amount	Value
Corporate bonds—(concluded)
Retail—2.3%
AutoZone, Inc. 4.750%, due 08/01/32	$1,350,000	$1,350,008
Home Depot, Inc. 4.500%, due 09/15/32[3]	1,260,000	1,275,326
Nordstrom, Inc. 4.375%, due 04/01/30	1,475,000	1,183,437
Target Corp. 4.500%, due 09/15/32[3]	1,510,000	1,522,916
		5,331,687
Semiconductors—0.5%
ams-OSRAM AG 7.000%, due 07/31/25[1]	1,265,000	1,217,604
Telecommunications—0.8%
Connect Finco SARL/Connect U.S. Finco LLC 6.750%, due 10/01/26[1]	1,255,000	1,200,094
Verizon Communications, Inc. 3.150%, due 03/22/30	774,000	702,924
		1,903,018
Trucking & leasing—0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.700%, due 02/01/28[1]	760,000	779,216
Total corporate bonds (cost—$134,805,505)		135,867,516
Loan assignments—3.2%
Broadcast—3.2%
CenturyLink, Inc., 2020 Term Loan A, 1 mo. USD LIBOR, 1.000%, due 01/31/25[2]	1,074,933	1,052,983
Jazz Financing Lux S.a.r.l., USD Term Loan, 1 mo. USD LIBOR, 1.000%, due 05/05/28[2]	1,186,660	1,184,987
Medline Borrower, LP, USD Term Loan B, 1 mo. USD LIBOR, 1.000%, due 10/23/28[2]	1,236,884	1,199,605
MPH Acquisition Holdings LLC, 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%, 8.985%, due 09/01/28[2]	1,296,717	1,163,596
Starwood Property Trust, Inc., 2022 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.811%, due 11/18/27[2]	765,000	759,584
UGI Energy Services, LLC, Term Loan B, 1 mo. USD LIBOR + 3.500%, 8.070%, due 08/13/26[2]	1,181,938	1,181,016

PACE Intermediate Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount	Value
Loan assignments—(concluded)
Broadcast—(concluded)
Verscend Holding Corp., 2021 Term Loan B, 1 mo. USD LIBOR, 1.000%, due 08/27/25[2]	$847,848	$845,423
Total loan assignments (cost—$7,398,813)		7,387,194
Mortgage-backed securities—9.5%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.756%, due 05/15/53[1]	465,000	407,076
BAMLL Commercial Mortgage Securities Trust, Series 2017-SCH, Class AL, 1 mo. USD LIBOR + 0.900%, 5.360%, due 11/15/32[1,2]	1,150,000	1,108,227
BANK, Series 2022-BNK42, Class A5, 4.493%, due 06/15/55[6]	220,000	217,914
Barclays Commercial Mortgage Trust, Series 2019-C3, Class B, 4.096%, due 05/15/52	90,000	79,102
Benchmark Mortgage Trust, Series 2019-B15, Class B, 3.564%, due 12/15/72	210,000	178,427
Series 2019-B15, Class C, 3.721%, due 12/15/72[6]	111,000	87,993
Series 2022-B35, Class A5, 4.445%, due 05/15/55[6]	270,000	267,004
BFLD Trust, Series 2019-DPLO, Class A, 1 mo. USD LIBOR + 1.090%, 5.549%, due 10/15/34[1,2]	350,000	345,166
BX Commercial Mortgage Trust, Series 2019-XL, Class A, 1 mo. USD SOFR + 1.034%, 5.513%, due 10/15/36[1,2]	318,375	316,985
Series 2021-CIP, Class A, 1 mo. USD LIBOR + 0.921%, 5.380%, due 12/15/38[1,2]	215,000	210,493
Series 2021-XL2, Class A, 1 mo. USD LIBOR + 0.689%, 5.148%, due 10/15/38[1,2]	291,915	283,786
BX Trust, Series 2021-ARIA, Class A, 1 mo. USD LIBOR + 0.899%, 5.358%, due 10/15/36[1,2]	535,000	517,802
Series 2022-CLS, Class B, 6.300%, due 10/13/27[1]	2,020,000	2,006,921
Series 2022-GPA, Class B, 1 mo. USD SOFR + 2.664%, 7.142%, due 10/15/39[1,2]	1,000,000	998,748
Series 2022-GPA, Class C, 1 mo. USD SOFR + 3.213%, 7.691%, due 10/15/39[1,2]	950,000	947,621
	Face amount	Value
Mortgage-backed securities—(continued)
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class B, 3.500%, due 01/15/53[6]	$101,000	$83,200
CD Mortgage Trust, Series 2017-CD3, Class A4, 3.631%, due 02/10/50	300,000	285,155
Cold Storage Trust, Series 2020-ICE5, Class A, 1 mo. USD LIBOR + 0.900%, 5.359%, due 11/15/37[1,2]	530,815	522,835
COMM Mortgage Trust, Series 2014-CR16, Class A4, 4.051%, due 04/10/47	145,000	142,187
Series 2015-CR25, Class A3, 3.505%, due 08/10/48	249,876	241,815
CSMC Trust, Series 2017-CALI, Class A, 3.431%, due 11/10/32[1]	260,000	240,886
Series 2021-980M, Class B, 2.795%, due 07/15/31[1]	130,000	110,478
Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD LIBOR + 1.080%, 5.539%, due 07/15/38[1,2]	400,239	394,507
FHLMC Multifamily Structured Pass-Through Certificates, Series K038, Class X1, 1.076%, due 03/25/24[6]	2,287,434	20,163
Series K121, Class X1, 1.024%, due 10/25/30[6]	1,187,623	70,845
Series K142, Class A2, 2.400%, due 03/25/32	385,000	337,146
Series K144, Class A2, 2.450%, due 04/25/32	270,000	237,955
Series K145, Class A2, 2.580%, due 05/25/32	605,000	537,385
Series KC02, Class A2, 3.370%, due 07/25/25	539,380	524,770
Series KL06, Class XFX, 1.364%, due 12/25/29[6]	720,000	46,933
FHLMC Multifamily WI Certificates, Series K146, Class A2, 2.920%, due 07/25/32	170,000	155,242
FNMA Aces, Series 2022-M5, Class A3, 2.368%, due 01/01/34[6]	325,000	275,039
FRESB Mortgage Trust, Series 2019-SB60, Class A10H, 3.500%, due 01/25/39[6]	188,851	178,187
GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class A, 1 mo. USD SOFR + 0.731%, 5.209%, due 08/15/36[1,2]	320,000	318,442

PACE Intermediate Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class A, 1 mo. USD LIBOR + 1.250%, 5.709%, due 09/15/29[1,2]	$111,882	$108,357
Series 2021-MHC, Class A, 1 mo. USD LIBOR + 0.800%, 5.259%, due 04/15/38[1,2]	85,041	83,873
Series 2022-ACB, Class A, 30 day USD SOFR Average + 1.400%, 5.679%, due 03/15/39[1,2]	360,000	351,891
MF1 Trust, Series 2021-W10, Class A, 1 mo. USD SOFR + 1.070%, 5.548%, due 12/15/34[1,2]	100,000	96,030
Series 2021-W10, Class B, 1 mo. USD SOFR + 1.370%, 5.848%, due 12/15/34[1,2]	370,000	348,353
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A4, 3.779%, due 05/15/48[6]	520,000	502,131
Series 2018-SUN, Class A, 1 mo. USD LIBOR + 0.900%, 5.359%, due 07/15/35[1,2]	290,000	286,360
Series 2019-NUGS, Class A, 1 mo. USD LIBOR + 0.950%, 5.409%, due 12/15/36[1,2]	241,000	232,088
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 1 mo. USD SOFR + 1.397%, 5.875%, due 03/15/39[1,2]	2,000,000	1,961,842
One Bryant Park Trust, Series 2019-OBP, Class A, 2.516%, due 09/15/54[1]	2,300,000	1,948,931
One New York Plaza Trust, Series 2020-1NYP, Class A, 1 mo. USD LIBOR + 0.950%, 5.409%, due 01/15/36[1,2]	240,000	228,091
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, 1 mo. USD SOFR + 2.186%, 6.664%, due 05/15/37[1,2]	260,000	254,321
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 1 mo. USD LIBOR + 1.050%, 5.446%, due 11/11/34[1,2]	81,008	79,172
Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class A5, 4.212%, due 05/15/51	445,000	433,255
Series 2018-C46, Class A4, 4.152%, due 08/15/51	135,000	130,891
	Face amount	Value
Mortgage-backed securities—(concluded)
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class C, 1 mo. USD SOFR + 4.083%, 8.561%, due 11/15/27[1,2]	$2,330,000	$2,328,531
Total mortgage-backed securities (cost—$22,561,920)		22,070,552
Municipal bonds—0.4%
California—0.1%
Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds 6.574%, due 07/01/45	145,000	180,772
State of California, GO Bonds 7.550%, due 04/01/39	70,000	93,215
		273,987
Michigan—0.0%†
University of Michigan, Revenue Bonds, Series B, 3.504%, due 04/01/52	93,000	79,090
		79,090
Minnesota—0.0%†
University of Minnesota, Revenue Bonds 4.048%, due 04/01/52	78,000	73,263
		73,263
New Jersey—0.1%
New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue Bonds, Series B, 6.561%, due 12/15/40	105,000	121,332
New Jersey Turnpike Authority, Taxable Refunding, Revenue Bonds, Series B, 2.782%, due 01/01/40	25,000	19,413
		140,745
New York—0.1%
New York State Dormitory Authority, Personal Income Tax, Revenue Bonds 2.052%, due 03/15/30	120,000	103,726
2.152%, due 03/15/31	165,000	140,784
		244,510
Texas—0.1%
City of Houston TX, GO Bonds 3.961%, due 03/01/47	85,000	77,849
State of Texas, Public Finance Authority, Taxable Refunding, GO Bonds, Series B, 2.754%, due 10/01/41	50,000	37,898
		115,747
Total municipal bonds (cost—$1,046,407)		927,342

PACE Intermediate Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount	Value
U.S. Treasury obligations—8.7%
U.S. Treasury Bonds 1.750%, due 08/15/41	$13,900,000	$10,126,367
2.250%, due 08/15/46	1,325,000	1,011,710
1.375%, due 08/15/50	11,845,000	7,181,494
U.S. Treasury Notes 2.750%, due 08/15/32	2,000,000	1,881,875
Total U.S. Treasury obligations (cost—$20,598,428)		20,201,446
	Number of shares
Short-term investments—3.2%
Investment companies—3.2%
State Street Institutional U.S. Government Money Market Fund, 4.180%[7] (cost—$7,283,561)	7,283,561	7,283,561
	Face amount	Value
Short-term U.S. Treasury obligations—0.4%
U.S. Treasury Bills 3.274%, due 04/13/23[7] (cost—$917,061)	$925,000	$916,747
	Number of shares
Investment of cash collateral from securities loaned—2.6%
Money market funds—2.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.300%[7] (cost—$6,075,808)	6,075,808	6,075,808
Total investments (cost—$242,686,189)—104.5%		242,550,122
Liabilities in excess of other assets—(4.5)%		(10,368,449)
Net assets—100.0%		$232,181,673

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
U.S. Treasury futures buy contracts:
54	USD	U.S. Long Bond Futures	March 2023	$7,021,141	$7,013,250	$(7,891)
45	USD	U.S. Treasury Note 10 Year Futures	March 2023	5,131,145	5,153,203	22,058
30	USD	U.S. Treasury Note 2 Year Futures	March 2023	6,180,703	6,169,453	(11,250)
145	USD	U.S. Treasury Note 5 Year Futures	March 2023	15,667,922	15,840,118	172,196
18	USD	Ultra U.S. Treasury Bond Futures	March 2023	2,556,610	2,551,500	(5,110)
65	USD	Ultra U.S. Treasury Note 10 Year Futures	March 2023	7,821,807	7,878,203	56,396
Net unrealized appreciation (depreciation)						$226,399

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Asset-backed securities	$—	$41,819,956	$—	$41,819,956
Corporate bonds	—	135,867,516	—	135,867,516
Loan assignments	—	7,387,194	—	7,387,194

PACE Intermediate Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

Fair valuation summary—(concluded)

Assets Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Mortgage-backed securities	$—	$22,070,552	$—	$22,070,552
Municipal bonds	—	927,342	—	927,342
U.S. Treasury obligations	—	20,201,446	—	20,201,446
Short-term investments	—	7,283,561	—	7,283,561
Short-term U.S. Treasury obligations	—	916,747	—	916,747
Investment of cash collateral from securities loaned	—	6,075,808	—	6,075,808
Futures contracts	250,650	—	—	250,650
Total	$250,650	$242,550,122	$—	$242,800,772
Liabilities
Futures contracts	$(24,251)	$—	$—	$(24,251)

At January 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $106,982,187, represented 46.1% of the Portfolio's net assets at period end.

2  Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

3  Security, or portion thereof, was on loan at the period end.

4  Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

5  Perpetual investment. Date shown reflects the next call date.

6  Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

7  Rates shown reflect yield at January 31, 2023.

See accompanying notes to financial statements.

PACE Strategic Fixed Income Investments

Performance

For the six-months ended January 31, 2023, the Portfolio's Class P shares returned -0.69% before the deduction of the maximum PACE Select program fee.1 In comparison, the Bloomberg US Government/Credit Index (the "benchmark") returned -2.04%. (Returns for all share classes over various time periods are shown in the "Performance at a glance" table on page 50. Please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.) For a detailed commentary on the market environment in general during the reporting period, please refer to page 3.

Investment Manager's comments2

The Portfolio outperformed over the reporting period. Credit and duration positioning were the primary drivers of relative returns for the period. Specifically, an overweight to investment-grade corporate bonds and asset-backed securities vs. the benchmark and off-benchmark allocations to high-yield corporate bonds contributed to returns as these sectors experienced spread tightening relative to US Treasuries. The tactical trading of duration relative to the Portfolio's benchmark also contributed to returns, as US Treasury yields initially rose and then were volatile over the latter part of the period. Exposures to debt issued by midstream energy companies, property and casualty (P&C) insurers, and banks contributed to returns, while underweight exposures to government-related credits, media entertainment, wireless, and wirelines telecommunications were headwinds.

Overall, derivative usage was positive for performance during the period, primarily driven by derivatives used to adjust interest rate exposure and credit exposure. The Portfolio used a combination of government bond futures and interest rate swaps to adjust interest rate and yield curve exposures, as well as to substitute for physical securities. Credit default swaps were used to manage credit exposure in lieu of the direct buying or selling of physical securities. The use of options to manage mortgage exposure of the portfolio was neutral for performance. The use of currency forwards to manage currency exposure detracted from returns.

1  Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%, which, if included, would have reduced performance. Class P shares held through other advisory programs also may be subject to a program fee, which, if included, would have reduced performance.

2  Performance is discussed on a gross-of-fees basis—meaning that no fees or expenses are reflected when discussed at the level of a subadvisor's sleeve (or subadvisors' sleeves, if applicable). Alternatively, performance at the overall Portfolio level is shown net of fees, which does factor in fees and expenses associated with the Portfolio.

PACE Select Advisors Trust – PACE Strategic Fixed Income Investments

Investment Manager:

UBS Asset Management (Americas) Inc. ("UBS AM")

Investment Subadvisors:

Pacific Investment Management Company LLC ("PIMCO");

Neuberger Berman Investment Advisers LLC ("Neuberger Berman")
Brown Brothers Harriman & Co. ("BBH") added effective August 12, 2022.

Portfolio Management Team:

UBS AM: Mabel Lung, CFA, Gina Toth, CFA, Fred Lee, CFA, David Kelly and Christopher Andersen, CFA

PIMCO: Mohit Mittal and Marc Seidner (since October 2022);
Neuberger Berman: Thanos Bardas, David M. Brown, Adam Grotzinger, Bradley C. Tank and Ashok Bhatia

BBH (since August 2022): Andrew Hofer, Neil Hohmann, Paul Kunz

Objective:

Total return consisting of income and capital appreciation

Investment process:

The main strategies of the subadvisors include:

• A strategy that focuses on those areas of the bond market that the subadvisor considers undervalued.

• An "opportunistic fixed income" strategy that employs a consistently applied, risk managed

(continued on next page)

PACE Strategic Fixed Income Investments

Investment process
(concluded)

approach to portfolio management that leverages the subadvisor's proprietary fundamental research capabilities, decision making frameworks and quantitative risk management tools.

• A strategy that seeks to invest in a diversified portfolio of fixed income instruments that are performing, durable, and available at an attractive valuation, including floating or variable rate debt instruments.

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

Special considerations

The Portfolio may be appropriate for long-term investors seeking total return consisting of income and capital appreciation and who are able to withstand short-term fluctuations in the fixed income markets in return for potentially higher returns over the long term. The value of the Portfolio changes every day and can be affected by changes in interest rates, general market conditions, and other political, social and economic developments, as well as specific matters relating to the companies in whose securities the Portfolio invests. In addition, investments in foreign bonds involve special risks. It is important to note that an investment in the Portfolio is only one component of a balanced investment plan.

PACE Strategic Fixed Income Investments

Performance at a glance (unaudited)

Average annual total returns for periods ended 01/31/23	6 months	1 year	5 years	10 years
Before deducting maximum sales charge
Class A1	(0.82)%	(8.81)%	1.11%	1.50%
Class Y2	(0.69)	(8.52)	1.36	1.74
Class P3	(0.69)	(8.59)	1.36	1.74
After deducting maximum sales charge
Class A1	(4.54)	(12.24)	0.34	1.11
Bloomberg US Government/Credit Index[4]	(2.04)	(8.75)	1.04	1.55

Most recent calendar quarter-end returns (unaudited)

Average annual total returns for periods ended 12/31/22	6 months	1 year	5 years	10 years
Before deducting maximum sales charge
Class A1	(2.16)%	(14.12)%	0.14%	1.03%
Class Y2	(2.04)	(13.86)	0.40	1.27
Class P3	(1.95)	(13.84)	0.41	1.29
After deducting maximum sales charge
Class A1	(5.83)	(17.33)	(0.63)	0.65

The annualized gross and net expense ratios, respectively, for each class of shares as in the prospectuses dated November 28, 2022 were as follows: Class A—0.93% and 0.90%; Class Y—0.86% and 0.65%; and Class P—0.71% and 0.65%. Net expenses reflect fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses. The Portfolio and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the Portfolio's ordinary total operating expenses of each class through November 30, 2023 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, trustee elections, as well as other matters related to shareholder meetings (unless specifically agreed by UBS AM) and extraordinary expenses) would not exceed Class A—0.90%; Class Y—0.65%; and Class P—0.65%. The Portfolio has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the Portfolio's expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the Portfolio's board at any time and also will terminate automatically upon the expiration or termination of the Portfolio's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

1  Maximum sales charge for Class A shares is 3.75%. Class A shares bear ongoing 12b-1 service fees of 0.25% annually.

2  The Portfolio offers Class Y shares to a limited group of eligible investors, including certain qualifying retirement plans. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.

3  Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee, which, if included, would have reduced performance.

4  The Bloomberg US Government/Credit Index is an unmanaged index composed of US government, government-related and investment-grade US corporate issues and non-corporate foreign debentures, denominated in US dollars with at least one year to maturity. Investors should note that indices do not reflect the deduction of fees and expenses.

Prior to August 3, 2015, a 1% redemption fee was imposed on sales or exchanges of any class of shares of the Portfolio made during the specified holding period.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com/us-mutualfundperformance.

PACE Strategic Fixed Income Investments

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of January 31, 2023

Characteristics
Weighted average duration	5.39 yrs.
Weighted average maturity	8.88 yrs.
Average coupon	4.38%
Top ten fixed income holdings
U.S. Treasury Bonds, 2.250% due 08/15/46	3.5%
U.S. Treasury Bonds, 3.250% due 05/15/42	2.1
U.S. Treasury Notes, 3.000% due 07/31/24	1.9
U.S. Treasury Notes, 2.625% due 07/31/29	1.8
U.S. Treasury Bonds, 1.750% due 08/15/41	1.7
U.S. Treasury Notes, 0.250% due 04/15/23	1.5
U.S. Treasury Notes, 2.750% due 07/31/27	1.4
U.S. Treasury Notes, 4.250% due 12/31/24	1.3
UMBS TBA, 5.000%	0.8
Swiss Re Finance Luxembourg SA, 5.000% due 04/02/49	0.7
Total	16.7%
Top five issuer breakdown by country or territory of origin
United States	91.1%
United Kingdom	4.1
Canada	1.6
Germany	1.2
Norway	1.0
Total	99.0%
Asset allocation
Corporate bonds	57.1%
U.S. Treasury obligations	19.8
Asset-backed securities	11.7
Mortgage-backed securities	9.0
Short-term investments	3.2
U.S. government agency obligations	2.7
Loan assignments	2.0
Non-U.S. government agency obligations	0.7
Exchange traded funds	0.3
Municipal bonds	0.2
Short-term U.S. Treasury obligations	0.2
Options and swaptions purchased	0.0 †
Cash equivalents and liabilities in excess of other assets	(6.9)
Total	100.0%

†  Amount is less than 0.05% or (0.05)%

1  The portfolio is actively managed and its composition will vary over time.

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]	Value
Asset-backed securities—11.7%
Accredited Mortgage Loan Trust, Series 2004-2, Class A1, 1 mo. USD LIBOR + 0.290%, 5.086%, due 07/25/34[1,2]	374,830	$357,731
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2, 6.350%, due 10/15/47[3]	3,000,000	3,095,708
AM Capital Funding LLC, Series 2018-1, Class A, 4.980%, due 12/15/23[3]	440,000	437,252
Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class B, 1.900%, due 02/20/28[3]	122,000	105,681
Series 2022-4A, Class A, 4.770%, due 02/20/29[3]	143,000	141,443
BHG Securitization Trust, Series 2022-C, Class B, 5.930%, due 10/17/35[3]	2,340,000	2,327,803
BPCRE Ltd., Series 2022-FL2, Class A, 1 mo. USD SOFR + 2.400%, 6.882%, due 01/16/37[2,3]	500,000	500,005
CHEC Loan Trust, Series 2004-2, Class M1, 1 mo. USD LIBOR + 0.960%, 5.466%, due 06/25/34[2]	365,284	357,740
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class C, 8.450%, due 02/15/33[3]	3,050,000	3,134,089
CSAB Mortgage-Backed Trust, Series 2006-1, Class A6A, 6.672%, due 06/25/36[4]	237,467	69,631
Delta Funding Home Equity Loan Trust, Series 1999-3, Class A1A, 1 mo. USD LIBOR + 0.820%, 5.274%, due 09/15/29[2]	30,040	28,790
First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2D, 1 mo. USD LIBOR + 0.480%, 4.986%, due 10/25/36[2]	1,050,302	717,160
FREED ABS Trust, Series 2022-4FP, Class B, 7.580%, due 12/18/29[3]	2,850,000	2,858,615
FS Rialto Issuer LLC, Series 2022-FL4, Class A, 30 day USD SOFR Average + 1.900%, 6.210%, due 01/19/39[2,3]	800,000	771,177
GLS Auto Receivables Issuer Trust, Series 2022-1A, Class A, 1.980%, due 08/15/25[3]	578,556	571,209
Golub Capital Partners ABS Funding Ltd., Series 2022-1A, Class A2B, 6.580%, due 07/22/30[3]	2,580,000	2,428,406
GSAMP Trust, Series 2006-HE4, Class A1, 1 mo. USD LIBOR + 0.280%, 4.786%, due 06/25/36[2]	726,319	693,782
	Face amount[1]	Value
Asset-backed securities—(continued)
HGI CRE CLO Ltd., Series 2022-FL3, Class A, 30 day USD SOFR Average + 1.700%, 5.979%, due 04/20/37[2,3]	800,000	$783,048
Hilton Grand Vacations Trust, Series 2022-1D, Class D, 6.790%, due 06/20/34[3]	93,530	90,118
Series 2022-2A, Class A, 4.300%, due 01/25/37[3]	106,540	103,749
Home Equity Asset Trust, Series 2005-2, Class M5, 1 mo. USD LIBOR + 1.095%, 5.601%, due 07/25/35[2]	36,286	36,182
KREF Ltd., Series 2022-FL3, Class A, 1 mo. USD SOFR + 1.450%, 5.938%, due 02/17/39[2,3]	600,000	580,368
Lendmark Funding Trust, Series 2021-1A, Class A, 1.900%, due 11/20/31[3]	1,500,000	1,305,467
LoanCore Issuer Ltd., Series 2021-CRE6, Class A, 1 mo. USD LIBOR + 1.300%, 5.759%, due 11/15/38[2,3]	700,000	680,740
M360 Ltd., Series 2021-CRE3, Class A, 1 mo. USD LIBOR + 1.500%, 6.008%, due 11/22/38[2,3]	700,000	677,920
Mariner Finance Issuance Trust, Series 2021-AA, Class A, 1.860%, due 03/20/36[3]	1,300,000	1,133,618
Series 2022-AA, Class B, 7.200%, due 10/20/37[3]	2,431,000	2,452,345
MetroNet Infrastructure Issuer LLC, Series 2022-1A, Class A2, 6.350%, due 10/20/52[3]	205,000	199,436
MF1 Ltd., Series 2022-FL8, Class A, 30 day USD SOFR Average + 1.350%, 5.660%, due 02/19/37[2,3]	600,000	582,485
Monroe Capital ABS Funding II Ltd., Series 2023-1A, Class A1, 6.650%, due 04/22/33[3,5]	2,170,000	2,169,622
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE1, Class M2, 1 mo. USD LIBOR + 0.705%, 5.211%, due 12/25/34[2]	143,248	126,807
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2003-NC1, Class M1, 1 mo. USD LIBOR + 1.575%, 6.081%, due 11/25/32[2]	51,976	51,841
Mosaic Solar Loan Trust, Series 2022-1A, Class A, 2.640%, due 01/20/53[3]	1,169,166	1,014,402
MVW LLC, Series 2022-1A, Class B, 4.400%, due 11/21/39[3]	173,525	166,832

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]	Value
Asset-backed securities—(continued)
Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, due 12/16/69[3]	99,095	$85,874
Series 2021-FA, Class A, 1.110%, due 02/18/70[3]	585,117	500,356
New Century Home Equity Loan Trust, Series 2005-D, Class A2D, 1 mo. USD LIBOR + 0.660%, 5.166%, due 02/25/36[2]	2,621	2,615
NFAS2 LLC, Series 2022-1, Class B, 7.590%, due 09/15/28[3]	1,460,000	1,460,602
NMEF Funding LLC, Series 2022-B, Class A2, 6.070%, due 06/15/29[3]	3,180,000	3,192,806
OneMain Financial Issuance Trust, Sereis 2022-3A, Class A, 5.940%, due 05/15/34[3]	2,120,000	2,138,404
Series 2022-2A, Class A, 4.890%, due 10/14/34[3]	288,000	284,074
Oportun Issuance Trust, Series 2022-3, Class B, 8.533%, due 01/08/30[3]	3,040,000	3,037,175
Oxford Finance Funding Trust, Series 2023-1A, Class B, 7.879%, due 02/15/31[3]	2,560,000	2,560,000
Prestige Auto Receivables Trust, Series 2022-1A, Class B, 6.550%, due 07/17/28[3]	157,000	158,179
RASC Trust, Series 2005-KS11, Class M2, 1 mo. USD LIBOR + 0.630%, 5.136%, due 12/25/35[2]	236,125	233,866
Regional Management Issuance Trust, Series 2022-2B, Class B, 8.510%, due 11/17/32[3]	3,140,000	3,217,015
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.690%, due 03/17/31	3,000,000	3,145,605
SASCO Mortgage Loan Trust, Series 2005-GEL1, Class M2, 1 mo. USD LIBOR + 1.350%, 4.656%, due 12/25/34[2]	82,765	82,240
Saxon Asset Securities Trust, Series 2004-1, Class M1, 1 mo. USD LIBOR + 0.795%, 2.086%, due 03/25/35[2]	92,742	89,655
Series 2006-1, Class M1, 1 mo. USD LIBOR + 0.465%, 4.971%, due 03/25/36[2]	951,168	904,256
Sierra Timeshare Receivables Funding LLC, Series 2021-2A, Class C, 1.950%, due 09/20/38[3]	105,877	97,862
Series 2022-2A, Class B, 5.040%, due 06/20/40[3]	202,268	199,828
	Face amount[1]	Value
Asset-backed securities—(concluded)
Sofi Professional Loan Program LLC, Series 2019-C, Class BFX, 3.050%, due 11/16/48[3]	158,000	$133,082
Store Master Funding I-VII XIV XIX XX, Series 2021-1A, Class A1, 2.120%, due 06/20/51[3]	1,359,154	1,158,265
Structured Asset Securities Corp., Series 2005-WF1, Class M1, 1 mo. USD LIBOR + 0.660%, 5.166%, due 02/25/35[2]	37,827	37,639
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2001-SB1, Class A2, 3.375%, due 08/25/31	53,573	52,931
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, due 01/30/57[3]	1,314,499	1,055,428
T-Mobile U.S. Trust, Series 2022-1A, Class A, 4.910%, due 05/22/28[3]	3,100,000	3,111,080
TAL Advantage VII LLC, Series 2020-1A, Class A, 2.050%, due 09/20/45[3]	75,500	67,261
United States Small Business Administration, Series 2005-20H, Class 1, 5.110%, due 08/01/25	46,264	45,889
Series 2007-20D, Class 1, 5.320%, due 04/01/27	174,400	172,178
VMC Finance LLC, Series 2022-FL5, Class A, 30 day USD SOFR Average + 1.900%, 6.210%, due 02/18/39[2,3]	800,000	784,672
Total asset-backed securities (cost—$59,079,383)		58,760,039
Corporate bonds—57.1%
Aerospace & defense—1.2%
BAE Systems Holdings, Inc. 3.800%, due 10/07/24[3]	1,715,000	1,681,711
Boeing Co. 2.750%, due 02/01/26	1,700,000	1,602,780
3.250%, due 02/01/28	1,900,000	1,773,698
5.805%, due 05/01/50	490,000	500,240
Lockheed Martin Corp. 5.700%, due 11/15/54	155,000	176,038
TransDigm, Inc. 6.250%, due 03/15/26[3]	110,000	109,961
6.375%, due 06/15/26	135,000	133,311
7.500%, due 03/15/27	180,000	181,401
		6,159,140
Agriculture—0.6%
Archer-Daniels-Midland Co. 2.900%, due 03/01/32	1,855,000	1,667,452
Cargill, Inc. 5.125%, due 10/11/32[3,6]	1,085,000	1,131,180
		2,798,632

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Airlines—0.8%
Air Canada 3.875%, due 08/15/26[3]	55,000	$50,875
American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, due 10/15/25	111,616	100,814
Series AA, 3.200%, due 06/15/28	1,295,100	1,153,721
Series AA, 3.600%, due 09/22/27	1,314,979	1,202,615
American Airlines, Inc. 11.750%, due 07/15/25[3]	55,000	61,218
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500%, due 04/20/26[3]	155,000	151,950
5.750%, due 04/20/29[3]	100,000	96,722
Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.000%, due 10/29/24	110,403	105,967
Delta Air Lines, Inc. 3.750%, due 10/28/29[6]	80,000	70,792
JetBlue Pass-Through Trust, Series 2019-1, Class A, 2.950%, due 05/15/28	259,764	225,694
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.500%, due 06/20/27[3]	85,500	86,382
Spirit Airlines Pass-Through Trust, Series A, 4.100%, due 04/01/28	61,152	56,043
United Airlines Holdings, Inc. 4.875%, due 01/15/25[6]	35,000	34,268
5.000%, due 02/01/24[6]	35,000	34,808
United Airlines Pass-Through Trust, Series 2012-1, Class A, 4.150%, due 04/11/24	159,727	156,665
Series 2020-1, Class A, 5.875%, due 10/15/27	120,725	122,160
United Airlines, Inc. 4.625%, due 04/15/29[3]	40,000	36,484
		3,747,178
Apparel—0.0%†
Crocs, Inc. 4.125%, due 08/15/31[3]	55,000	45,740
Auto manufacturers—3.2%
Daimler Trucks Finance North America LLC 2.000%, due 12/14/26[3]	1,300,000	1,170,530
Secured Overnight Financing Rate + 0.750%, 5.081%, due 12/13/24[2,3]	1,400,000	1,391,723
Ford Motor Co. 3.250%, due 02/12/32	15,000	11,905
4.750%, due 01/15/43	110,000	85,867
5.291%, due 12/08/46	70,000	57,731
9.625%, due 04/22/30	70,000	82,397
	Face amount[1]		Value
Corporate bonds—(continued)
Auto manufacturers—(concluded)
Ford Motor Credit Co. LLC 2.330%, due 11/25/25	EUR	700,000	$713,237
3.375%, due 11/13/25		1,400,000	1,303,750
3.625%, due 06/17/31		25,000	20,794
4.000%, due 11/13/30		105,000	91,680
4.125%, due 08/17/27		5,000	4,611
4.389%, due 01/08/26		10,000	9,598
5.125%, due 06/16/25		300,000	294,861
6.950%, due 03/06/26		80,000	81,806
7.350%, due 11/04/27		1,690,000	1,772,388
7.350%, due 03/06/30		1,690,000	1,773,824
General Motors Co. 5.150%, due 04/01/38		280,000	254,006
General Motors Financial Co., Inc. 3.800%, due 04/07/25		260,000	252,542
Secured Overnight Financing Rate + 1.200%, 5.359%, due 11/17/23[2]		1,200,000	1,199,246
Hyundai Capital America 0.875%, due 06/14/24[3]		200,000	188,601
5.875%, due 04/07/25[3]		200,000	202,040
Jaguar Land Rover Automotive PLC 5.500%, due 07/15/29[3]		100,000	79,746
Nissan Motor Acceptance Co. LLC 2.000%, due 03/09/26[3]		100,000	88,675
2.750%, due 03/09/28[3]		200,000	168,883
Nissan Motor Co. Ltd. 3.522%, due 09/17/25[3]		200,000	188,793
4.810%, due 09/17/30[3]		200,000	180,790
Toyota Motor Credit Corp. 5.450%, due 11/10/27		3,055,000	3,187,252
Volkswagen Bank GmbH 2.500%, due 07/31/26[7]	EUR	700,000	724,742
Volkswagen Group of America Finance LLC 2.850%, due 09/26/24[3]		200,000	192,849
			15,774,867
Auto parts & equipment—0.0%†
Clarios Global LP 6.750%, due 05/15/25[3]		40,000	40,243
Goodyear Tire & Rubber Co. 5.000%, due 05/31/26		15,000	14,512
5.000%, due 07/15/29[6]		60,000	52,856
5.250%, due 04/30/31[6]		70,000	59,887
IHO Verwaltungs GmbH 6.375% Cash or 7.125% PIK, 6.375%, due 05/15/29[3,8]		20,000	17,499
			184,997
Banks—14.6%
ABN AMRO Bank NV (fixed, converts to FRN on 03/13/32), 3.324%, due 03/13/37[2,3]		200,000	155,511
ASB Bank Ltd. (fixed, converts to FRN on 06/17/27), 5.284%, due 06/17/32[2,3]		1,700,000	1,639,623
5.398%, due 11/29/27[3]		1,680,000	1,717,279

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Banco Santander SA 5.147%, due 08/18/25	200,000	$200,075
(fixed, converts to FRN on 02/08/24), 7.500%, due 02/08/24[2,7,9]	200,000	198,500
Bank of America Corp. (fixed, converts to FRN on 02/04/24), 1.843%, due 02/04/25[2]	415,000	400,552
(fixed, converts to FRN on 09/21/31), 2.482%, due 09/21/36[2]	440,000	343,275
(fixed, converts to FRN on 02/13/30), 2.496%, due 02/13/31[2]	290,000	246,681
(fixed, converts to FRN on 04/29/30), 2.592%, due 04/29/31[2]	1,600,000	1,368,374
4.000%, due 01/22/25	1,500,000	1,474,158
(fixed, converts to FRN on 03/20/50), 4.083%, due 03/20/51[2]	280,000	241,020
4.125%, due 01/22/24	300,000	297,951
(fixed, converts to FRN on 07/22/27), 4.948%, due 07/22/28[2]	225,000	225,386
(fixed, converts to FRN on 07/22/32), 5.015%, due 07/22/33[2]	315,000	314,810
Series FF, (fixed, converts to FRN on 03/15/28), 5.875%, due 03/15/28[2,9]	85,000	81,388
Series MM, (fixed, converts to FRN on 01/28/25), 4.300%, due 01/28/25[2,9]	45,000	41,906
Series RR, (fixed, converts to FRN on 01/27/27), 4.375%, due 01/27/27[2,9]	145,000	131,602
Series TT, (fixed, converts to FRN on 04/27/27), 6.125%, due 04/27/27[2,9]	115,000	115,115
Series X, (fixed, converts to FRN on 09/05/24), 6.250%, due 09/05/24[2,9]	102,000	101,937
Bank of New York Mellon Corp. (fixed, converts to FRN on 02/07/27), 3.442%, due 02/07/28[2]	1,760,000	1,685,548
Series H, (fixed, converts to FRN on 03/20/26), 3.700%, due 03/20/26[2,9]	23,000	21,260
Series I, (fixed, converts to FRN on 12/20/26), 3.750%, due 12/20/26[2,9]	75,000	65,160
Bank of New Zealand 4.846%, due 02/07/28[3]	1,390,000	1,397,854
Barclays PLC 4.836%, due 05/09/28	535,000	516,827
(fixed, converts to FRN on 05/16/28), 4.972%, due 05/16/29[2]	200,000	195,093
(fixed, converts to FRN on 08/09/27), 5.501%, due 08/09/28[2]	230,000	231,555
(fixed, converts to FRN on 06/15/26), 6.125%, due 12/15/25[2,9]	200,000	190,998
	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 09/15/29), 8.000%, due 03/15/29[2,9]	200,000	$200,830
BNP Paribas SA (fixed, converts to FRN on 01/12/27), 4.625%, due 01/12/27[2,3,9]	200,000	175,000
(fixed, converts to FRN on 03/25/24), 6.625%, due 03/25/24[2,3,9]	200,000	197,250
Canadian Imperial Bank of Commerce 3.450%, due 04/07/27[6]	1,760,000	1,685,127
Citigroup, Inc. (fixed, converts to FRN on 11/05/29), 2.976%, due 11/05/30[2]	200,000	175,885
(fixed, converts to FRN on 03/17/25), 3.290%, due 03/17/26[2]	1,440,000	1,386,164
(fixed, converts to FRN on 01/10/27), 3.887%, due 01/10/28[2]	755,000	724,995
4.400%, due 06/10/25	980,000	972,340
(fixed, converts to FRN on 03/31/30), 4.412%, due 03/31/31[2]	1,745,000	1,673,797
Series U, (fixed, converts to FRN on 09/12/24), 5.000%, due 09/12/24[2,9]	89,000	84,995
Series V, (fixed, converts to FRN on 01/30/25), 4.700%, due 01/30/25[2,9]	52,000	47,511
Citizens Financial Group, Inc., Series B, (fixed, converts to FRN on 07/06/23), 6.000%, due 07/06/23[2,9]	60,000	57,562
Series C, (fixed, converts to FRN on 04/06/24), 6.375%, due 04/06/24[2,9]	80,000	76,632
Comerica Bank (fixed, converts to FRN on 08/25/32), 5.332%, due 08/25/33[2]	1,690,000	1,680,954
Credit Suisse Group AG (fixed, converts to FRN on 05/14/31), 3.091%, due 05/14/32[2,3]	310,000	234,362
(fixed, converts to FRN on 03/03/31), 4.500%, due 09/03/30[2,3,9]	300,000	201,000
(fixed, converts to FRN on 08/11/27), 5.250%, due 02/11/27[2,3,9]	200,000	150,000
(fixed, converts to FRN on 11/15/32), 9.016%, due 11/15/33[2,3]	250,000	280,793
Deutsche Bank AG 3.950%, due 02/27/23	200,000	199,784
(fixed, converts to FRN on 11/26/24), 3.961%, due 11/26/25[2]	200,000	193,723
DNB Bank ASA (fixed, converts to FRN on 03/28/24), 2.968%, due 03/28/25[2,3]	1,735,000	1,682,162
(fixed, converts to FRN on 10/09/25), 5.896%, due 10/09/26[2,3]	1,570,000	1,588,338
Fifth Third Bancorp (fixed, converts to FRN on 10/27/27), 6.361%, due 10/27/28[2]	1,230,000	1,301,477

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Series H, (fixed, converts to FRN on 06/30/23), 5.100%, due 06/30/23[2,9]	115,000	$112,372
Goldman Sachs Group, Inc. (fixed, converts to FRN on 01/24/24), 1.757%, due 01/24/25[2]	415,000	399,541
(fixed, converts to FRN on 04/22/31), 2.615%, due 04/22/32[2]	615,000	513,867
(fixed, converts to FRN on 10/31/37), 4.017%, due 10/31/38[2]	290,000	257,232
(fixed, converts to FRN on 08/23/27), 4.482%, due 08/23/28[2]	1,760,000	1,729,494
3 mo. USD LIBOR + 1.750%, 6.552%, due 10/28/27[2]	1,100,000	1,132,288
Series O, (fixed, converts to FRN on 11/10/26), 5.300%, due 11/10/26[2,9]	104,000	102,290
Series R, (fixed, converts to FRN on 02/10/25), 4.950%, due 02/10/25[2,9]	39,000	37,423
Series T, (fixed, converts to FRN on 05/10/26), 3.800%, due 05/10/26[2,9]	35,000	30,642
Series U, (fixed, converts to FRN on 08/10/26), 3.650%, due 08/10/26[2,9]	75,000	65,220
Series V, (fixed, converts to FRN on 11/10/26), 4.125%, due 11/10/26[2,9]	120,000	106,737
Grupo Aval Ltd. 4.375%, due 02/04/30[3]	70,000	57,659
HSBC Holdings PLC (fixed, converts to FRN on 06/04/30), 2.848%, due 06/04/31[2]	2,000,000	1,692,348
(fixed, converts to FRN on 09/09/31), 4.700%, due 03/09/31[2,6,9]	200,000	169,550
(fixed, converts to FRN on 05/22/27), 6.000%, due 05/22/27[2,9]	870,000	835,548
(fixed, converts to FRN on 11/03/27), 7.390%, due 11/03/28[2]	1,205,000	1,313,584
Huntington Bancshares, Inc., Series E, (fixed, converts to FRN on 04/15/23), 5.700%, due 04/15/23[2,9]	124,000	120,828
Huntington National Bank 5.650%, due 01/10/30	1,645,000	1,711,582
ING Groep NV (fixed, converts to FRN on 03/28/25), 3.869%, due 03/28/26[2]	1,800,000	1,748,206
(fixed, converts to FRN on 11/16/27), 3.875%, due 05/16/27[2,9]	227,000	184,188
(fixed, converts to FRN on 11/16/26), 5.750%, due 11/16/26[2,9]	200,000	189,246
Intesa Sanpaolo SpA (fixed, converts to FRN on 11/21/32), 8.248%, due 11/21/33[2,3]	200,000	218,785
	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Series XR, 4.000%, due 09/23/29[3]	200,000	$179,374
JPMorgan Chase & Co. (fixed, converts to FRN on 09/22/26), 1.470%, due 09/22/27[2]	1,600,000	1,417,441
(fixed, converts to FRN on 12/10/24), 1.561%, due 12/10/25[2]	320,000	299,740
(fixed, converts to FRN on 06/01/27), 2.182%, due 06/01/28[2]	250,000	224,161
(fixed, converts to FRN on 02/24/27), 2.947%, due 02/24/28[2]	200,000	185,581
(fixed, converts to FRN on 04/22/40), 3.109%, due 04/22/41[2]	470,000	371,562
(fixed, converts to FRN on 04/23/28), 4.005%, due 04/23/29[2]	650,000	623,197
Series CC, 3 mo. USD LIBOR + 2.580%, 7.394%, due 05/01/23[2,9]	100,000	99,500
Series FF, (fixed, converts to FRN on 08/01/24), 5.000%, due 08/01/24[2,9]	95,000	92,388
Series HH, (fixed, converts to FRN on 02/01/25), 4.600%, due 02/01/25[2,9]	41,000	38,540
KeyBank NA 5.850%, due 11/15/27	1,435,000	1,503,791
Lloyds Bank PLC 7.500%, due 04/02/32[4,7]	2,200,000	1,378,309
Lloyds Banking Group PLC (fixed, converts to FRN on 03/18/27), 3.750%, due 03/18/28[2]	1,785,000	1,696,254
(fixed, converts to FRN on 09/27/25), 7.500%, due 09/27/25[2,9]	200,000	198,050
(fixed, converts to FRN on 11/15/32), 7.953%, due 11/15/33[2]	810,000	925,358
M&T Bank Corp. (fixed, converts to FRN on 09/01/26), 3.500%, due 09/01/26[2,9]	190,000	159,600
Series G, (fixed, converts to FRN on 08/01/24), 5.000%, due 08/01/24[2,9]	56,000	53,504
Mizuho Financial Group, Inc. (fixed, converts to FRN on 05/22/29), 3.261%, due 05/22/30[2]	200,000	180,873
Morgan Stanley (fixed, converts to FRN on 09/16/31), 2.484%, due 09/16/36[2]	440,000	341,073
(fixed, converts to FRN on 01/22/30), 2.699%, due 01/22/31[2]	210,000	182,233
(fixed, converts to FRN on 07/22/27), 3.591%, due 07/22/28[2]	2,320,000	2,194,674
(fixed, converts to FRN on 02/01/28), 5.123%, due 02/01/29[2]	100,000	101,114
(fixed, converts to FRN on 01/19/33), 5.948%, due 01/19/38[2]	90,000	91,973

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 10/18/32), 6.342%, due 10/18/33[2]	1,180,000	$1,297,166
Natwest Group PLC (fixed, converts to FRN on 11/28/30), 3.032%, due 11/28/35[2]	550,000	437,349
(fixed, converts to FRN on 11/10/25), 7.472%, due 11/10/26[2]	1,370,000	1,449,222
PNC Financial Services Group, Inc., Series S, (fixed, converts to FRN on 11/01/26), 5.000%, due 11/01/26[2,9]	67,000	62,994
Series T, (fixed, converts to FRN on 09/15/26), 3.400%, due 09/15/26[2,6,9]	244,000	208,010
Royal Bank of Canada 3.375%, due 04/14/25	160,000	155,986
6.000%, due 11/01/27[6]	1,730,000	1,827,496
Santander Holdings USA, Inc. (fixed, converts to FRN on 01/06/27), 2.490%, due 01/06/28[2]	1,400,000	1,234,827
(fixed, converts to FRN on 09/09/25), 5.807%, due 09/09/26[2]	1,140,000	1,152,236
Skandinaviska Enskilda Banken AB (fixed, converts to FRN on 05/13/25), 5.125%, due 05/13/25[2,7,9]	200,000	189,500
Societe Generale SA 4.250%, due 09/14/23[3]	200,000	199,015
Standard Chartered PLC (fixed, converts to FRN on 05/21/24), 3.785%, due 05/21/25[2,3]	200,000	195,794
(fixed, converts to FRN on 02/19/29), 4.300%, due 08/19/28[2,3,9]	210,000	179,844
State Street Corp. (fixed, converts to FRN on 11/04/27), 5.820%, due 11/04/28[2]	740,000	777,261
SVB Financial Group, Series D, (fixed, converts to FRN on 11/15/26), 4.250%, due 11/15/26[2,9]	245,000	195,608
Svenska Handelsbanken AB 3.950%, due 06/10/27[3]	1,800,000	1,758,521
Truist Financial Corp. (fixed, converts to FRN on 06/06/27), 4.123%, due 06/06/28[2]	1,720,000	1,682,274
(fixed, converts to FRN on 10/28/32), 6.123%, due 10/28/33[2]	770,000	839,092
Series L, 3 mo. USD LIBOR + 3.102%, 7.871%, due 12/15/24[2,6,9]	73,000	73,639
Series Q, (fixed, converts to FRN on 09/01/30), 5.100%, due 03/01/30[2,9]	190,000	184,109
UniCredit SpA 7.830%, due 12/04/23[3]	500,000	507,635
	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(concluded)
US Bancorp (fixed, converts to FRN on 01/15/27), 3.700%, due 01/15/27[2,9]	205,000	$179,119
Wells Fargo & Co. (fixed, converts to FRN on 02/11/30), 2.572%, due 02/11/31[2]	625,000	538,613
(fixed, converts to FRN on 03/02/32), 3.350%, due 03/02/33[2]	1,915,000	1,688,650
Series BB, (fixed, converts to FRN on 03/15/26), 3.900%, due 03/15/26[2,9]	135,000	124,453
Series S, (fixed, converts to FRN on 06/15/24), 5.900%, due 06/15/24[2,9]	84,000	82,215
Series U, (fixed, converts to FRN on 06/15/25), 5.875%, due 06/15/25[2,9]	69,000	68,669
Westpac Banking Corp. (fixed, converts to FRN on 11/18/31), 3.020%, due 11/18/36[2]	240,000	187,483
5.457%, due 11/18/27	1,525,000	1,589,152
		72,902,971
Beverages—0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.650%, due 02/01/26	260,000	254,075
Constellation Brands, Inc. 2.250%, due 08/01/31	270,000	222,772
4.750%, due 05/09/32[6]	1,700,000	1,699,527
Diageo Capital PLC 5.500%, due 01/24/33	780,000	844,363
Molson Coors Beverage Co. 4.200%, due 07/15/46	300,000	251,231
Suntory Holdings Ltd. 2.250%, due 10/16/24[3]	200,000	189,246
		3,461,214
Biotechnology—0.1%
Amgen, Inc. 2.770%, due 09/01/53	215,000	139,379
Regeneron Pharmaceuticals, Inc. 1.750%, due 09/15/30	300,000	242,105
		381,484
Building materials—0.2%
Builders FirstSource, Inc. 4.250%, due 02/01/32[3]	25,000	21,506
6.375%, due 06/15/32[3]	90,000	88,113
Fortune Brands Innovations, Inc. 3.250%, due 09/15/29	200,000	177,531
JELD-WEN, Inc. 4.875%, due 12/15/27[3]	130,000	106,222
Masco Corp. 1.500%, due 02/15/28	200,000	170,418

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Building materials—(concluded)
Masonite International Corp. 3.500%, due 02/15/30[3]	20,000	$16,508
5.375%, due 02/01/28[3]	55,000	51,481
Standard Industries, Inc. 3.375%, due 01/15/31[3]	15,000	11,913
4.375%, due 07/15/30[3]	45,000	38,469
4.750%, due 01/15/28[3]	100,000	93,715
		775,876
Chemicals—0.2%
Avient Corp. 7.125%, due 08/01/30[3]	75,000	75,559
INEOS Quattro Finance 2 PLC 3.375%, due 01/15/26[3]	95,000	87,195
International Flavors & Fragrances, Inc. 2.300%, due 11/01/30[3]	200,000	165,764
NOVA Chemicals Corp. 4.250%, due 05/15/29[3,6]	50,000	42,873
5.250%, due 06/01/27[3]	234,000	217,639
Olympus Water U.S. Holding Corp. 4.250%, due 10/01/28[3]	90,000	75,493
SPCM SA 3.125%, due 03/15/27[3]	30,000	26,411
Syngenta Finance NV 4.441%, due 04/24/23[3]	200,000	199,408
Tronox, Inc. 4.625%, due 03/15/29[3]	130,000	111,150
		1,001,492
Commercial services—0.8%
ADT Security Corp. 4.125%, due 08/01/29[3]	80,000	71,220
4.875%, due 07/15/32[3]	80,000	71,389
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625%, due 06/01/28[3]	75,000	64,691
APi Group DE, Inc. 4.125%, due 07/15/29[3]	25,000	21,641
4.750%, due 10/15/29[3]	35,000	31,207
APX Group, Inc. 6.750%, due 02/15/27[3]	125,000	122,501
ASGN, Inc. 4.625%, due 05/15/28[3]	90,000	82,107
Ashtead Capital, Inc. 5.500%, due 08/11/32[3]	1,700,000	1,705,176
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375%, due 03/01/29[3,6]	65,000	58,110
5.750%, due 07/15/27[3]	60,000	56,396
CoStar Group, Inc. 2.800%, due 07/15/30[3]	200,000	168,995
Duke University, Series 2020, 2.682%, due 10/01/44	300,000	233,558
	Face amount[1]	Value
Corporate bonds—(continued)
Commercial services—(concluded)
Emory University, Series 2020, 2.143%, due 09/01/30	200,000	$170,143
Garda World Security Corp. 4.625%, due 02/15/27[3]	105,000	95,562
HealthEquity, Inc. 4.500%, due 10/01/29[3]	70,000	62,671
Korn Ferry 4.625%, due 12/15/27[3]	90,000	84,600
MPH Acquisition Holdings LLC 5.500%, due 09/01/28[3]	230,000	190,900
5.750%, due 11/01/28[3,6]	145,000	105,306
PayPal Holdings, Inc. 2.850%, due 10/01/29	300,000	269,994
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.750%, due 04/15/26[3]	270,000	264,611
6.250%, due 01/15/28[3]	60,000	56,904
United Rentals North America, Inc. 3.750%, due 01/15/32	65,000	56,204
5.250%, due 01/15/30	60,000	58,050
6.000%, due 12/15/29[3]	95,000	96,425
ZipRecruiter, Inc. 5.000%, due 01/15/30[3]	30,000	26,100
		4,224,461
Computers—1.0%
Apple, Inc. 2.450%, due 08/04/26	610,000	575,018
2.550%, due 08/20/60	210,000	137,853
Dell International LLC/EMC Corp. 4.900%, due 10/01/26	1,300,000	1,292,702
5.750%, due 02/01/33	1,515,000	1,513,809
5.850%, due 07/15/25	1,300,000	1,324,636
Presidio Holdings, Inc. 4.875%, due 02/01/27[3]	95,000	88,311
Wipro IT Services LLC 1.500%, due 06/23/26[3]	200,000	177,475
		5,109,804
Cosmetics & personal care—0.0%†
Coty, Inc. 5.000%, due 04/15/26[3]	20,000	19,150
6.500%, due 04/15/26[3]	10,000	9,858
Edgewell Personal Care Co. 5.500%, due 06/01/28[3]	95,000	89,966
Natura Cosmeticos SA 4.125%, due 05/03/28[3]	40,000	33,008
		151,982
Distribution & wholesale—0.0%†
IAA, Inc. 5.500%, due 06/15/27[3]	70,000	70,262
Resideo Funding, Inc. 4.000%, due 09/01/29[3]	70,000	58,053

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Distribution & wholesale—(concluded)
Univar Solutions USA, Inc. 5.125%, due 12/01/27[3]	75,000	$72,520
		200,835
Diversified financial services—2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.300%, due 01/30/32	290,000	243,487
4.450%, due 04/03/26	1,200,000	1,163,549
Ally Financial, Inc. 2.200%, due 11/02/28	200,000	167,121
5.750%, due 11/20/25	20,000	19,877
Series B, (fixed, converts to FRN on 05/15/26), 4.700%, due 05/15/26[2,9]	105,000	86,363
Series C, (fixed, converts to FRN on 05/15/28), 4.700%, due 05/15/28[2,9]	100,000	76,750
American Express Co. 2.550%, due 03/04/27	600,000	556,506
(fixed, converts to FRN on 09/15/26), 3.550%, due 09/15/26[2,9]	305,000	269,864
5.850%, due 11/05/27	1,395,000	1,475,480
Aviation Capital Group LLC 3.500%, due 11/01/27[3]	1,900,000	1,701,311
Avolon Holdings Funding Ltd. 5.500%, due 01/15/26[3]	1,800,000	1,769,351
BGC Partners, Inc. 5.375%, due 07/24/23	200,000	200,190
Capital One Financial Corp. (fixed, converts to FRN on 05/10/27), 4.927%, due 05/10/28[2,6]	1,700,000	1,678,276
Series M, (fixed, converts to FRN on 09/01/26), 3.950%, due 09/01/26[2,6,9]	235,000	203,966
Charles Schwab Corp. 1.950%, due 12/01/31	100,000	81,876
Series G, (fixed, converts to FRN on 06/01/25), 5.375%, due 06/01/25[2,9]	40,000	39,688
Series H, (fixed, converts to FRN on 12/01/30), 4.000%, due 12/01/30[2,9]	256,000	220,224
Discover Financial Services, Series C, (fixed, converts to FRN on 10/30/27), 5.500%, due 10/30/27[2,9]	235,000	206,800
Global Aircraft Leasing Co. Ltd. 6.500% Cash or 7.250% PIK, 6.500%, due 09/15/24[3,8]	335,533	306,202
Lazard Group LLC 4.375%, due 03/11/29	100,000	96,171
LeasePlan Corp. NV 2.875%, due 10/24/24[3]	200,000	189,798
	Face amount[1]	Value
Corporate bonds—(continued)
Diversified financial services—(concluded)
Lehman Brothers Holdings, Inc. 1.000%, due 01/24/13[10]	4,500,000	$15,750
1.000%, due 12/30/49[10]	900,000	3,150
3.000%, due 12/30/16[10]	1,900,000	6,650
LFS Topco LLC 5.875%, due 10/15/26[3]	45,000	37,225
Navient Corp., Series A, 5.625%, due 01/25/25	100,000	97,890
OneMain Finance Corp. 3.500%, due 01/15/27	105,000	91,320
3.875%, due 09/15/28	50,000	42,000
4.000%, due 09/15/30	30,000	23,923
6.875%, due 03/15/25	65,000	64,796
7.125%, due 03/15/26	190,000	188,756
		11,324,310
Electric—5.3%
Adani Electricity Mumbai Ltd. 3.949%, due 02/12/30[3]	300,000	223,500
AES Corp. 2.450%, due 01/15/31	200,000	165,351
American Electric Power Co., Inc. 5.950%, due 11/01/32	195,000	209,580
Appalachian Power Co., Series AA, 2.700%, due 04/01/31	200,000	170,568
Atlantica Sustainable Infrastructure PLC 4.125%, due 06/15/28[3,6]	1,495,000	1,330,550
Avangrid, Inc. 3.800%, due 06/01/29	1,600,000	1,505,532
Black Hills Corp. 2.500%, due 06/15/30	200,000	167,162
Calpine Corp. 3.750%, due 03/01/31[3]	60,000	50,019
4.500%, due 02/15/28[3]	195,000	179,938
4.625%, due 02/01/29[3]	108,000	93,861
5.000%, due 02/01/31[3]	99,000	84,834
5.125%, due 03/15/28[3]	50,000	45,271
Commonwealth Edison Co. 3.700%, due 03/01/45	745,000	621,563
Dominion Energy, Inc. 5.375%, due 11/15/32	270,000	277,786
Series C, 2.250%, due 08/15/31	200,000	165,997
Series C, (fixed, converts to FRN on 04/15/27), 4.350%, due 01/15/27[2,9]	60,000	53,700
Duke Energy Florida LLC 5.950%, due 11/15/52	1,175,000	1,331,265
Duke Energy Progress LLC 2.000%, due 08/15/31	1,400,000	1,150,637
Edison International 2.950%, due 03/15/23	1,500,000	1,495,398

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Electric—(continued)
Series B, (fixed, converts to FRN on 03/15/27), 5.000%, due 12/15/26[2,9]	350,000	$311,182
Enel Finance America LLC 7.100%, due 10/14/27[3]	500,000	535,886
Entergy Louisiana LLC 5.590%, due 10/01/24	307,000	310,768
Exelon Corp. 2.750%, due 03/15/27	200,000	186,713
4.700%, due 04/15/50	160,000	150,992
IPALCO Enterprises, Inc. 4.250%, due 05/01/30	200,000	184,941
Leeward Renewable Energy Operations LLC 4.250%, due 07/01/29[3]	50,000	43,935
MidAmerican Energy Co. 3.650%, due 04/15/29[6]	1,400,000	1,346,569
Monongahela Power Co. 3.550%, due 05/15/27[3]	1,800,000	1,721,333
Nevada Power Co., Series GG, 5.900%, due 05/01/53	1,245,000	1,421,717
New York State Electric & Gas Corp. 2.150%, due 10/01/31[3]	1,400,000	1,135,885
NextEra Energy Capital Holdings, Inc. 3.550%, due 05/01/27	1,700,000	1,631,868
Niagara Mohawk Power Corp. 4.278%, due 12/15/28[3]	300,000	283,297
NRG Energy, Inc. 3.375%, due 02/15/29[3]	25,000	20,668
3.625%, due 02/15/31[3]	90,000	71,289
3.875%, due 02/15/32[3]	25,000	19,460
5.250%, due 06/15/29[3]	110,000	99,275
5.750%, due 01/15/28	65,000	62,289
Pacific Gas and Electric Co. 3.150%, due 01/01/26	100,000	94,682
3.400%, due 08/15/24[6]	200,000	194,310
3.750%, due 02/15/24	200,000	197,399
4.300%, due 03/15/45	425,000	323,845
Public Service Electric & Gas Co. 3.100%, due 03/15/32	1,835,000	1,661,496
Southern California Edison Co. 5.950%, due 11/01/32	775,000	843,596
Southern Co. 5.700%, due 10/15/32	640,000	682,278
Series A, 3.700%, due 04/30/30	1,200,000	1,122,583
Series B, (fixed, converts to FRN on 01/15/26), 4.000%, due 01/15/51[2]	435,000	413,829
Southwestern Electric Power Co., Series M, 4.100%, due 09/15/28	200,000	193,806
Vistra Operations Co. LLC 4.375%, due 05/01/29[3]	75,000	65,951
5.000%, due 07/31/27[3]	150,000	141,162
5.500%, due 09/01/26[3]	1,595,000	1,553,439
	Face amount[1]	Value
Corporate bonds—(continued)
Electric—(concluded)
WEC Energy Group, Inc. 1.800%, due 10/15/30	200,000	$162,052
		26,511,007
Electrical components & equipment—0.0%†
Energizer Holdings, Inc. 4.375%, due 03/31/29[3]	45,000	39,079
4.750%, due 06/15/28[3]	65,000	58,175
6.500%, due 12/31/27[3]	15,000	14,629
		111,883
Electronics—0.0%†
Imola Merger Corp. 4.750%, due 05/15/29[3]	125,000	108,750
Sensata Technologies BV 4.000%, due 04/15/29[3]	20,000	17,950
5.875%, due 09/01/30[3]	50,000	49,062
		175,762
Energy-alternate sources—0.1%
Azure Power Solar Energy Pvt Ltd. 5.650%, due 12/24/24[3]	200,000	167,000
FS Luxembourg SARL 10.000%, due 12/15/25[3]	20,000	20,179
Greenko Solar Mauritius Ltd. 5.950%, due 07/29/26[3]	200,000	186,000
		373,179
Engineering & construction—0.1%
Global Infrastructure Solutions, Inc. 5.625%, due 06/01/29[3]	80,000	65,600
Sydney Airport Finance Co. Pty Ltd. 3.375%, due 04/30/25[3]	300,000	287,224
		352,824
Entertainment—0.3%
Caesars Entertainment, Inc. 6.250%, due 07/01/25[3]	100,000	99,615
7.000%, due 02/15/30[3,5]	35,000	35,613
Cedar Fair LP 5.250%, due 07/15/29[6]	25,000	22,916
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.375%, due 04/15/27	35,000	33,863
5.500%, due 05/01/25[3]	55,000	54,599
Churchill Downs, Inc. 5.500%, due 04/01/27[3]	170,000	164,874
Live Nation Entertainment, Inc. 4.750%, due 10/15/27[3]	35,000	32,375
4.875%, due 11/01/24[3]	60,000	58,269
6.500%, due 05/15/27[3]	105,000	105,582
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875%, due 05/01/29[3]	75,000	65,628
Raptor Acquisition Corp./Raptor Co-Issuer LLC 4.875%, due 11/01/26[3]	55,000	51,150

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Entertainment—(concluded)
Six Flags Entertainment Corp. 4.875%, due 07/31/24[3]	55,000	$53,831
5.500%, due 04/15/27[3,6]	20,000	18,851
Six Flags Theme Parks, Inc. 7.000%, due 07/01/25[3,6]	33,000	33,360
Warnermedia Holdings, Inc. 4.054%, due 03/15/29[3]	300,000	275,343
5.141%, due 03/15/52[3]	405,000	336,377
		1,442,246
Environmental control—0.0%†
GFL Environmental, Inc. 4.750%, due 06/15/29[3]	100,000	90,254
Harsco Corp. 5.750%, due 07/31/27[3]	105,000	88,856
		179,110
Food—0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, due 01/15/27[3]	40,000	37,922
5.875%, due 02/15/28[3]	20,000	19,550
Kroger Co. 5.400%, due 01/15/49	115,000	116,901
Nestle Holdings, Inc. 4.700%, due 01/15/53[3]	2,650,000	2,708,793
Performance Food Group, Inc. 4.250%, due 08/01/29[3]	55,000	49,074
5.500%, due 10/15/27[3]	50,000	48,125
Pilgrim's Pride Corp. 3.500%, due 03/01/32[3]	55,000	44,820
4.250%, due 04/15/31[3]	75,000	65,062
Sysco Corp. 3.150%, due 12/14/51	135,000	97,122
6.600%, due 04/01/50	184,000	213,327
US Foods, Inc. 4.625%, due 06/01/30[3]	40,000	35,808
6.250%, due 04/15/25[3]	75,000	75,136
		3,511,640
Food Service—0.1%
Aramark Services, Inc. 5.000%, due 04/01/25[3]	210,000	206,850
5.000%, due 02/01/28[3]	175,000	164,937
		371,787
Gas—0.3%
National Fuel Gas Co. 2.950%, due 03/01/31	300,000	242,975
NiSource, Inc. 3.600%, due 05/01/30	200,000	184,969
Southern California Gas Co. 2.950%, due 04/15/27	800,000	757,120
Southwest Gas Corp. 4.050%, due 03/15/32	200,000	183,412
		1,368,476
	Face amount[1]	Value
Corporate bonds—(continued)
Hand & machine tools—0.0%†
Regal Rexnord Corp. 6.050%, due 02/15/26[3]	50,000	$50,811
6.050%, due 04/15/28[3]	60,000	60,913
		111,724
Healthcare-products—0.4%
Medline Borrower LP 3.875%, due 04/01/29[3]	65,000	55,576
Thermo Fisher Scientific, Inc. 1.750%, due 10/15/28	1,400,000	1,220,075
4.800%, due 11/21/27[6]	790,000	811,135
		2,086,786
Healthcare-services—0.9%
Acadia Healthcare Co., Inc. 5.000%, due 04/15/29[3]	70,000	65,457
Centene Corp. 3.000%, due 10/15/30	80,000	68,400
3.375%, due 02/15/30	25,000	21,978
CHS/Community Health Systems, Inc. 5.250%, due 05/15/30[3]	65,000	52,450
CommonSpirit Health 4.350%, due 11/01/42	20,000	17,716
6.073%, due 11/01/27	1,290,000	1,344,885
DaVita, Inc. 3.750%, due 02/15/31[3]	75,000	58,313
4.625%, due 06/01/30[3]	65,000	54,763
HCA, Inc. 3.125%, due 03/15/27[3]	200,000	185,931
4.125%, due 06/15/29	49,000	46,576
5.625%, due 09/01/28	30,000	30,531
5.875%, due 02/01/29	30,000	30,857
Molina Healthcare, Inc. 3.875%, due 05/15/32[3]	85,000	71,262
Roche Holdings, Inc. 2.314%, due 03/10/27[3]	1,810,000	1,682,392
2.607%, due 12/13/51[3]	200,000	140,777
Tenet Healthcare Corp. 4.625%, due 09/01/24	15,000	14,760
4.625%, due 06/15/28	125,000	115,925
5.125%, due 11/01/27	25,000	24,063
U.S. Acute Care Solutions LLC 6.375%, due 03/01/26[3]	30,000	27,138
UnitedHealth Group, Inc. 5.875%, due 02/15/53	185,000	211,825
		4,265,999
Home builders—0.1%
KB Home 4.000%, due 06/15/31	20,000	16,677
7.250%, due 07/15/30	60,000	59,906
Mattamy Group Corp. 4.625%, due 03/01/30[3]	35,000	29,430
Shea Homes LP / Shea Homes Funding Corp. 4.750%, due 02/15/28	165,000	147,038
4.750%, due 04/01/29	20,000	17,300

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Home builders—(concluded)
Taylor Morrison Communities, Inc. 5.875%, due 06/15/27[3]	35,000	$34,403
Toll Brothers Finance Corp. 4.350%, due 02/15/28	25,000	23,508
		328,262
Household products/wares—0.0%†
Spectrum Brands, Inc. 5.000%, due 10/01/29[3,6]	15,000	13,217
5.500%, due 07/15/30[3]	30,000	27,250
		40,467
Housewares—0.3%
Newell Brands, Inc. 6.375%, due 09/15/27[6]	1,340,000	1,346,955
Insurance—6.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 4.250%, due 10/15/27[3]	90,000	82,481
AmWINS Group, Inc. 4.875%, due 06/30/29[3]	10,000	8,772
Athene Global Funding 2.550%, due 06/29/25[3]	1,800,000	1,667,681
Athene Holding Ltd. 6.650%, due 02/01/33	1,555,000	1,642,950
Corebridge Financial, Inc. 4.350%, due 04/05/42[3]	130,000	112,809
(fixed, converts to FRN on 12/15/27), 6.875%, due 12/15/52[2,3]	1,690,000	1,681,110
Enstar Finance LLC (fixed, converts to FRN on 01/15/27), 5.500%, due 01/15/42[2]	2,000,000	1,649,599
Enstar Group Ltd. 4.950%, due 06/01/29	1,850,000	1,733,566
Equitable Holdings, Inc. 4.350%, due 04/20/28	300,000	292,250
F&G Annuities & Life, Inc. 7.400%, due 01/13/28[3]	2,715,000	2,782,624
Fairfax Financial Holdings Ltd. 5.625%, due 08/16/32[3]	1,800,000	1,752,021
Fidelity National Financial, Inc. 3.400%, due 06/15/30	1,500,000	1,320,965
First American Financial Corp. 2.400%, due 08/15/31	1,645,000	1,279,505
GA Global Funding Trust 0.800%, due 09/13/24[3]	1,400,000	1,293,992
Intact Financial Corp. 5.459%, due 09/22/32[3]	1,220,000	1,245,881
Liberty Mutual Group, Inc. (fixed, converts to FRN on 12/15/26), 4.125%, due 12/15/51[2,3]	110,000	94,050
Metropolitan Life Global Funding I 4.300%, due 08/25/29[3]	2,240,000	2,199,307
Northwestern Mutual Global Funding 4.350%, due 09/15/27[3]	985,000	975,614
	Face amount[1]	Value
Corporate bonds—(continued)
Insurance—(concluded)
Protective Life Global Funding 3.218%, due 03/28/25[3]	1,755,000	$1,683,347
Prudential Financial, Inc. (fixed, converts to FRN on 02/28/32), 5.125%, due 03/01/52[2]	70,000	65,303
Reliance Standard Life Global Funding II 3.850%, due 09/19/23[3]	200,000	198,464
RenaissanceRe Holdings Ltd. 3.600%, due 04/15/29	1,810,000	1,679,892
Ryan Specialty Group LLC 4.375%, due 02/01/30[3]	30,000	27,038
Stewart Information Services Corp. 3.600%, due 11/15/31	2,000,000	1,578,180
Swiss Re Finance Luxembourg SA (fixed, converts to FRN on 04/02/29), 5.000%, due 04/02/49[2,3,6]	3,400,000	3,285,454
Teachers Insurance & Annuity Association of America 4.900%, due 09/15/44[3]	1,700,000	1,654,464
		31,987,319
Internet—0.2%
Cars.com, Inc. 6.375%, due 11/01/28[3]	20,000	18,540
Expedia Group, Inc. 3.800%, due 02/15/28	200,000	189,045
6.250%, due 05/01/25[3]	196,000	199,141
Gen Digital, Inc. 6.750%, due 09/30/27[3]	30,000	30,422
7.125%, due 09/30/30[3]	25,000	25,383
Match Group Holdings II LLC 3.625%, due 10/01/31[3]	25,000	20,063
4.625%, due 06/01/28[3]	65,000	59,785
5.625%, due 02/15/29[3]	60,000	56,406
Netflix, Inc. 5.875%, due 11/15/28	20,000	20,749
6.375%, due 05/15/29	20,000	21,430
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.750%, due 04/30/27[3]	40,000	36,303
Ziff Davis, Inc. 4.625%, due 10/15/30[3]	138,000	122,276
		799,543
Investment companies—1.0%
Blackstone Private Credit Fund 2.350%, due 11/22/24	1,820,000	1,703,773
Morgan Stanley Direct Lending Fund 4.500%, due 02/11/27	1,205,000	1,153,700
Owl Rock Capital Corp. 2.875%, due 06/11/28	1,300,000	1,077,793
OWL Rock Core Income Corp. 7.750%, due 09/16/27[3]	950,000	957,185
		4,892,451

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Iron & steel—0.1%
ATI, Inc. 4.875%, due 10/01/29	50,000	$45,757
5.125%, due 10/01/31	20,000	18,175
Carpenter Technology Corp. 7.625%, due 03/15/30	55,000	56,452
CSN Inova Ventures 6.750%, due 01/28/28[3,6]	145,000	144,855
Metinvest BV 7.650%, due 10/01/27[3]	25,000	13,125
7.750%, due 10/17/29[3]	110,000	54,161
		332,525
Leisure Time—0.1%
Carnival Corp. 4.000%, due 08/01/28[3]	75,000	64,798
5.750%, due 03/01/27[3]	45,000	37,350
7.625%, due 03/01/26[3,6]	25,000	22,750
9.875%, due 08/01/27[3]	25,000	25,688
Carnival Holdings Bermuda Ltd. 10.375%, due 05/01/28[3]	50,000	54,000
Life Time, Inc. 5.750%, due 01/15/26[3]	50,000	48,051
Lindblad Expeditions LLC 6.750%, due 02/15/27[3]	25,000	24,523
NCL Corp. Ltd. 5.875%, due 02/15/27[3]	35,000	32,541
Royal Caribbean Cruises Ltd. 5.500%, due 08/31/26[3]	75,000	67,122
5.500%, due 04/01/28[3]	60,000	51,600
7.500%, due 10/15/27	55,000	51,087
		479,510
Lodging—0.2%
Las Vegas Sands Corp. 3.200%, due 08/08/24	200,000	192,476
Melco Resorts Finance Ltd. 5.625%, due 07/17/27[3]	105,000	95,242
Wyndham Hotels & Resorts, Inc. 4.375%, due 08/15/28[3]	90,000	83,008
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250%, due 05/15/27[3]	140,000	132,255
5.500%, due 03/01/25[3]	504,000	489,768
Wynn Macau Ltd. 5.500%, due 01/15/26[3]	75,000	70,125
		1,062,874
Machinery-construction & mining—0.0%†
Terex Corp. 5.000%, due 05/15/29[3]	65,000	60,694
Vertiv Group Corp. 4.125%, due 11/15/28[3]	70,000	60,700
		121,394
	Face amount[1]		Value
Corporate bonds—(continued)
Machinery-diversified—0.2%
CNH Industrial Capital LLC 5.450%, due 10/14/25		1,035,000	$1,051,978
Media—1.4%
AMC Networks, Inc. 4.250%, due 02/15/29		85,000	52,381
CCO Holdings LLC/CCO Holdings Capital Corp. 4.250%, due 02/01/31[3]		25,000	20,826
4.250%, due 01/15/34[3]		30,000	23,386
4.500%, due 08/15/30[3]		65,000	55,540
4.500%, due 05/01/32		25,000	20,687
4.500%, due 06/01/33[3]		25,000	20,313
4.750%, due 03/01/30[3]		105,000	91,748
4.750%, due 02/01/32[3]		80,000	68,000
5.000%, due 02/01/28[3]		100,000	93,375
6.375%, due 09/01/29[3]		25,000	24,125
7.375%, due 03/01/31[3,5]		1,300,000	1,303,250
Charter Communications Operating LLC/Charter Communications Operating Capital 2.250%, due 01/15/29		1,400,000	1,173,517
3.500%, due 06/01/41		200,000	140,558
3.900%, due 06/01/52		85,000	58,000
4.800%, due 03/01/50		565,000	444,911
Comcast Corp. 2.937%, due 11/01/56		685,000	467,460
CSC Holdings LLC 5.750%, due 01/15/30[3]		370,000	233,100
7.500%, due 04/01/28[3]		140,000	102,376
Discovery Communications LLC 4.650%, due 05/15/50		280,000	218,662
DISH DBS Corp. 5.125%, due 06/01/29		75,000	47,692
5.875%, due 11/15/24		40,000	37,753
7.375%, due 07/01/28		205,000	147,218
Fox Corp. 5.576%, due 01/25/49		310,000	299,702
iHeartCommunications, Inc. 6.375%, due 05/01/26		75,000	71,655
Paramount Global 4.200%, due 05/19/32		285,000	244,654
4.950%, due 01/15/31[6]		270,000	248,992
(fixed, converts to FRN on 03/30/27), 6.375%, due 03/30/62[2]		110,000	95,972
Radiate Holdco LLC/Radiate Finance, Inc. 4.500%, due 09/15/26[3]		55,000	42,117
Sirius XM Radio, Inc. 3.875%, due 09/01/31[3]		25,000	20,610
4.125%, due 07/01/30[3]		255,000	218,696
5.000%, due 08/01/27[3]		25,000	23,656
5.500%, due 07/01/29[3]		40,000	37,486
Time Warner Cable Enterprises LLC 8.375%, due 03/15/23		200,000	200,825
Virgin Media Secured Finance PLC 5.000%, due 04/15/27[3]	GBP	700,000	791,798
5.500%, due 05/15/29[3]		90,000	83,492
			7,224,533

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Mining—0.1%
Constellium SE 5.625%, due 06/15/28[3]	25,000	$23,700
Corp. Nacional del Cobre de Chile 3.150%, due 01/14/30[3]	125,000	112,211
First Quantum Minerals Ltd. 6.875%, due 10/15/27[3]	5,000	4,822
7.500%, due 04/01/25[3]	50,000	49,253
FMG Resources August 2006 Pty Ltd. 4.375%, due 04/01/31[3]	25,000	22,000
5.875%, due 04/15/30[3]	25,000	24,415
6.125%, due 04/15/32[3]	20,000	19,500
Hudbay Minerals, Inc. 4.500%, due 04/01/26[3]	100,000	92,125
6.125%, due 04/01/29[3]	70,000	64,638
Novelis Corp. 3.875%, due 08/15/31[3]	70,000	59,080
Volcan Cia Minera SAA 4.375%, due 02/11/26[3]	22,000	19,368
		491,112
Office & business equipment—0.0%†
CDW LLC/CDW Finance Corp. 3.569%, due 12/01/31	186,000	159,765
Oil & gas—0.8%
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.000%, due 11/01/26[3]	45,000	42,891
BP Capital Markets America, Inc. 3.633%, due 04/06/30	225,000	214,293
BP Capital Markets PLC (fixed, converts to FRN on 06/22/30), 4.875%, due 03/22/30[2,9]	540,000	504,225
Chesapeake Energy Corp. 6.750%, due 04/15/29[3]	80,000	78,884
Comstock Resources, Inc. 5.875%, due 01/15/30[3]	45,000	38,588
6.750%, due 03/01/29[3]	85,000	78,412
Continental Resources, Inc. 5.750%, due 01/15/31[3]	200,000	196,371
CrownRock LP/CrownRock Finance, Inc. 5.625%, due 10/15/25[3]	35,000	34,125
Ecopetrol SA 5.875%, due 05/28/45	65,000	46,548
Equinor ASA 2.375%, due 05/22/30	1,975,000	1,739,456
Hess Corp. 5.600%, due 02/15/41	65,000	64,834
Hilcorp Energy I LP/Hilcorp Finance Co. 5.750%, due 02/01/29[3]	34,000	31,620
6.000%, due 04/15/30[3]	45,000	41,834
6.000%, due 02/01/31[3]	36,000	33,289
6.250%, due 11/01/28[3]	40,000	38,420
KazMunayGas National Co. JSC 5.750%, due 04/19/47[3]	65,000	51,912
	Face amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(concluded)
Medco Bell Pte Ltd. 6.375%, due 01/30/27[3]	55,000	$52,250
Odebrecht Offshore Drilling Finance Ltd. 7.720%, due 12/01/26[7,8]	272,021	57,464
PDC Energy, Inc. 5.750%, due 05/15/26	145,000	140,234
Pertamina Persero PT 6.450%, due 05/30/44[3]	40,000	41,800
Petrobras Global Finance BV 5.500%, due 06/10/51[6]	15,000	11,672
Petroleos Mexicanos 6.350%, due 02/12/48	85,000	55,454
Range Resources Corp. 4.875%, due 05/15/25	35,000	33,767
8.250%, due 01/15/29	45,000	46,262
Rio Oil Finance Trust 9.250%, due 07/06/24[3]	67,357	67,980
Southwestern Energy Co. 4.750%, due 02/01/32	95,000	83,744
		3,826,329
Oil & gas services—0.0%†
Odebrecht Oil & Gas Finance Ltd. 0.000%, due 03/03/23[3,9,11]	74,037	185
Packaging & containers—0.2%
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC 6.000%, due 06/15/27[3]	60,000	59,832
Ball Corp. 2.875%, due 08/15/30	25,000	20,495
3.125%, due 09/15/31	25,000	20,441
6.875%, due 03/15/28	30,000	30,941
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.000%, due 09/15/28[3]	60,000	53,000
Mauser Packaging Solutions Holding Co. 7.875%, due 08/15/26[3,5]	90,000	90,787
Pactiv Evergreen Group Issuer LLC/ Pactiv Evergreen Group Issuer, Inc. 4.375%, due 10/15/28[3]	75,000	66,659
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.000%, due 10/15/27[3]	5,000	4,488
Sealed Air Corp. 6.125%, due 02/01/28[3]	25,000	25,223
Trivium Packaging Finance BV 5.500%, due 08/15/26[3]	85,000	81,595
WRKCo, Inc. 4.650%, due 03/15/26	200,000	199,292
4.900%, due 03/15/29	100,000	99,172
		751,925

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Pharmaceuticals—2.1%
AbbVie, Inc. 3.800%, due 03/15/25	305,000	$299,144
4.700%, due 05/14/45	120,000	114,796
Bayer U.S. Finance II LLC 3 mo. USD LIBOR + 1.010%, 5.779%, due 12/15/23[2,3]	1,900,000	1,904,560
Bristol-Myers Squibb Co. 3.700%, due 03/15/52	1,975,000	1,669,903
Cigna Corp. 4.375%, due 10/15/28	1,400,000	1,388,384
CVS Health Corp. 2.125%, due 09/15/31[6]	200,000	164,101
5.050%, due 03/25/48	575,000	546,663
CVS Pass-Through Trust 4.704%, due 01/10/36[3]	2,547,962	2,393,660
Elanco Animal Health, Inc. 6.400%, due 08/28/28[4,6]	1,670,000	1,630,254
Merck & Co., Inc. 2.900%, due 12/10/61	200,000	139,234
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, due 04/30/28[3]	90,000	81,400
5.125%, due 04/30/31[3]	60,000	54,167
Viatris, Inc. 4.000%, due 06/22/50	325,000	225,273
		10,611,539
Pipelines—3.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 7.875%, due 05/15/26[3]	25,000	25,656
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, due 12/15/25[3]	30,000	30,469
Buckeye Partners LP 4.500%, due 03/01/28[3]	45,000	41,074
5.600%, due 10/15/44	120,000	91,511
5.850%, due 11/15/43	35,000	26,775
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.500%, due 06/15/31[3]	105,000	95,615
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 7.375%, due 02/01/31[3]	835,000	840,219
DCP Midstream Operating LP 5.600%, due 04/01/44	5,000	4,996
(fixed, converts to FRN on 05/21/23), 5.850%, due 05/21/43[2,3]	55,000	54,312
6.750%, due 09/15/37[3]	15,000	16,432
DT Midstream, Inc. 4.125%, due 06/15/29[3]	170,000	149,175
Enbridge, Inc. 2.500%, due 02/14/25	210,000	199,819
Energy Transfer LP 5.250%, due 04/15/29	200,000	201,871
Series A, (fixed, converts to FRN on 02/15/23), 6.250%, due 02/16/23[2,6,9]	3,190,000	3,006,575
	Face amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
Series B, (fixed, converts to FRN on 02/15/28), 6.625%, due 02/15/28[2,9]	750,000	$626,385
EnLink Midstream LLC 6.500%, due 09/01/30[3,6]	1,445,000	1,472,094
EnLink Midstream Partners LP 5.050%, due 04/01/45	25,000	19,654
5.450%, due 06/01/47	25,000	20,796
5.600%, due 04/01/44	5,000	4,188
Enterprise Products Operating LLC 4.200%, due 01/31/50	300,000	255,917
EQM Midstream Partners LP 4.500%, due 01/15/29[3]	30,000	26,312
4.750%, due 01/15/31[3]	40,000	33,833
5.500%, due 07/15/28	95,000	87,637
6.000%, due 07/01/25[3]	15,000	14,768
6.500%, due 07/01/27[3]	55,000	54,011
7.500%, due 06/01/27[3]	20,000	20,000
7.500%, due 06/01/30[3]	20,000	19,975
Genesis Energy LP/Genesis Energy Finance Corp. 6.250%, due 05/15/26[6]	20,000	19,112
6.500%, due 10/01/25	20,000	19,650
7.750%, due 02/01/28	55,000	53,151
8.000%, due 01/15/27	20,000	19,744
8.875%, due 04/15/30	50,000	50,812
Harvest Midstream I LP 7.500%, due 09/01/28[3]	1,665,000	1,637,944
Hess Midstream Operations LP 5.500%, due 10/15/30[3]	1,800,000	1,678,698
Kinder Morgan, Inc. 5.550%, due 06/01/45	320,000	311,830
7.750%, due 01/15/32	1,400,000	1,626,785
Kinetik Holdings LP 5.875%, due 06/15/30[3]	40,000	38,000
MPLX LP 4.700%, due 04/15/48	378,000	326,171
New Fortress Energy, Inc. 6.500%, due 09/30/26[3]	90,000	82,814
6.750%, due 09/15/25[3]	110,000	105,230
NuStar Logistics LP 5.625%, due 04/28/27	15,000	14,397
5.750%, due 10/01/25	30,000	29,685
6.000%, due 06/01/26	20,000	19,586
Plains All American Pipeline LP/PAA Finance Corp. 3.550%, due 12/15/29	185,000	166,388
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 5.500%, due 01/15/28[3]	5,000	4,604
6.000%, due 03/01/27[3]	40,000	37,924
6.000%, due 12/31/30[3]	75,000	68,308
6.000%, due 09/01/31[3]	30,000	27,000
7.500%, due 10/01/25[3]	135,000	136,665

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Pipelines—(concluded)
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.000%, due 01/15/28	10,000	$9,753
6.500%, due 07/15/27	10,000	10,236
6.875%, due 01/15/29	10,000	10,270
Western Midstream Operating LP 3.350%, due 02/01/25[4]	1,770,000	1,690,350
4.300%, due 02/01/30[4]	35,000	32,052
5.500%, due 02/01/50[4]	50,000	43,375
		15,710,603
Private Equity—0.0%†
Carlyle Finance Subsidiary LLC 3.500%, due 09/19/29[3,6]	200,000	175,288
Real estate—0.0%†
Realogy Group LLC/Realogy Co-Issuer Corp. 5.250%, due 04/15/30[3]	65,000	48,750
5.750%, due 01/15/29[3]	135,000	104,968
		153,718
Real estate investment trusts—2.6%
American Tower Corp. 2.400%, due 03/15/25	165,000	156,458
Arbor Realty SR, Inc. 8.500%, due 10/15/27[3]	2,395,000	2,402,863
Blackstone Mortgage Trust, Inc. 3.750%, due 01/15/27[3]	1,785,000	1,574,477
EPR Properties 3.750%, due 08/15/29	160,000	132,963
4.500%, due 04/01/25	20,000	19,301
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, due 06/15/26[3]	1,900,000	1,686,250
Iron Mountain Information Management Services, Inc. 5.000%, due 07/15/32[3]	25,000	21,675
Iron Mountain, Inc. 4.875%, due 09/15/27[3]	75,000	70,615
4.875%, due 09/15/29[3]	50,000	45,157
5.000%, due 07/15/28[3]	80,000	73,561
5.250%, due 03/15/28[3]	210,000	199,689
5.250%, due 07/15/30[3]	30,000	27,148
5.625%, due 07/15/32[3]	145,000	130,491
MPT Operating Partnership LP/MPT Finance Corp. 3.500%, due 03/15/31	25,000	17,500
4.625%, due 08/01/29	65,000	50,538
5.250%, due 08/01/26[6]	100,000	90,967
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.500%, due 09/30/28[3]	65,000	49,374
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875%, due 05/15/29[3]	75,000	64,838
5.875%, due 10/01/28[3]	65,000	60,149
7.500%, due 06/01/25[3]	50,000	50,688
	Face amount[1]	Value
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
Realty Income Corp. 4.850%, due 03/15/30	645,000	$646,128
RHP Hotel Properties LP/RHP Finance Corp. 4.750%, due 10/15/27	250,000	234,156
RLJ Lodging Trust LP 3.750%, due 07/01/26[3]	35,000	31,971
4.000%, due 09/15/29[3]	70,000	58,709
SBA Tower Trust 6.599%, due 01/15/28[3,12]	3,100,000	3,229,704
Scentre Group Trust 1/Scentre Group Trust 2 4.375%, due 05/28/30[3,6]	1,715,000	1,602,655
Service Properties Trust 3.950%, due 01/15/28	65,000	49,501
Starwood Property Trust, Inc. 3.750%, due 12/31/24[3]	60,000	56,980
4.750%, due 03/15/25	60,000	57,506
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 4.750%, due 04/15/28[3]	230,000	188,074
VICI Properties LP/VICI Note Co., Inc. 4.500%, due 01/15/28[3]	10,000	9,343
XHR LP 4.875%, due 06/01/29[3]	70,000	62,125
		13,151,554
Retail—1.6%
1011778 BC ULC/New Red Finance, Inc. 4.000%, due 10/15/30[3]	75,000	63,844
Asbury Automotive Group, Inc. 4.625%, due 11/15/29[3]	20,000	17,649
5.000%, due 02/15/32[3]	25,000	21,561
AutoZone, Inc. 4.750%, due 08/01/32	1,695,000	1,695,010
Bath & Body Works, Inc. 6.625%, due 10/01/30[3]	90,000	87,946
GYP Holdings III Corp. 4.625%, due 05/01/29[3]	40,000	33,727
Home Depot, Inc. 4.500%, due 09/15/32[6]	1,685,000	1,705,495
Lowe's Cos., Inc. 4.450%, due 04/01/62	165,000	139,297
Macy's Retail Holdings LLC 5.875%, due 04/01/29[3,6]	20,000	18,600
5.875%, due 03/15/30[3]	30,000	27,383
McDonald's Corp. 3.625%, due 09/01/49	130,000	106,531
Nordstrom, Inc. 4.375%, due 04/01/30	1,960,000	1,572,567
Starbucks Corp. 2.550%, due 11/15/30	300,000	261,478
Target Corp. 4.500%, due 09/15/32[6]	2,025,000	2,042,321
Walmart, Inc. 3.900%, due 09/09/25	260,000	258,619

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Retail—(concluded)
Yum! Brands, Inc. 3.625%, due 03/15/31		25,000	$21,311
5.375%, due 04/01/32		60,000	56,927
			8,130,266
Semiconductors—1.0%
ams-OSRAM AG 7.000%, due 07/31/25[3,6]		1,685,000	1,621,868
Analog Devices, Inc. 2.950%, due 10/01/51		75,000	55,188
Broadcom, Inc. 3.137%, due 11/15/35[3]		862,000	669,219
3.419%, due 04/15/33[3]		1,300,000	1,090,632
3.500%, due 02/15/41[3]		285,000	217,837
4.926%, due 05/15/37[3]		268,000	245,987
Micron Technology, Inc. 4.975%, due 02/06/26		200,000	200,605
NXP BV/NXP Funding LLC 4.875%, due 03/01/24		200,000	198,740
NXP BV/NXP Funding LLC/NXP USA, Inc. 5.000%, due 01/15/33		415,000	405,291
QUALCOMM, Inc. 6.000%, due 05/20/53		190,000	217,942
			4,923,309
Shipbuilding—0.0%†
Huntington Ingalls Industries, Inc. 2.043%, due 08/16/28		200,000	169,204
Software—0.2%
Central Parent, Inc./CDK Global, Inc. 7.250%, due 06/15/29[3,6]		55,000	54,857
Consensus Cloud Solutions, Inc. 6.500%, due 10/15/28[3]		45,000	42,129
MSCI, Inc. 3.250%, due 08/15/33[3]		25,000	20,500
3.625%, due 09/01/30[3]		25,000	21,760
3.625%, due 11/01/31[3]		25,000	21,367
Open Text Corp. 3.875%, due 12/01/29[3]		50,000	41,583
Open Text Holdings, Inc. 4.125%, due 12/01/31[3]		30,000	24,373
Oracle Corp. 3.850%, due 04/01/60		200,000	144,544
3.950%, due 03/25/51		215,000	167,109
4.000%, due 11/15/47		345,000	273,632
Rackspace Technology Global, Inc. 3.500%, due 02/15/28[3]		95,000	57,119
			868,973
Telecommunications—1.2%
Altice France SA 5.125%, due 07/15/29[3]		275,000	215,853
5.875%, due 02/01/27[3]	EUR	600,000	590,323
	Face amount[1]	Value
Corporate bonds—(continued)
Telecommunications—(concluded)
AT&T, Inc. 3.500%, due 09/15/53	405,000	$298,868
3.650%, due 06/01/51	115,000	88,473
4.500%, due 03/09/48	441,000	387,070
C&W Senior Financing DAC 6.875%, due 09/15/27[3]	45,000	42,808
Ciena Corp. 4.000%, due 01/31/30[3]	35,000	30,625
CommScope, Inc. 4.750%, due 09/01/29[3]	200,000	166,472
Connect Finco SARL/Connect U.S. Finco LLC 6.750%, due 10/01/26[3]	1,665,000	1,592,156
Consolidated Communications, Inc. 5.000%, due 10/01/28[3]	10,000	7,502
6.500%, due 10/01/28[3,6]	35,000	28,513
Frontier Communications Holdings LLC 5.875%, due 10/15/27[3]	120,000	114,590
8.750%, due 05/15/30[3]	40,000	41,450
Level 3 Financing, Inc. 3.750%, due 07/15/29[3]	50,000	36,552
3.875%, due 11/15/29[3]	200,000	162,184
4.625%, due 09/15/27[3]	100,000	84,711
Lumen Technologies, Inc. 4.500%, due 01/15/29[3]	55,000	36,988
Motorola Solutions, Inc. 2.300%, due 11/15/30	200,000	161,835
Oztel Holdings SPC Ltd. 6.625%, due 04/24/28[3]	110,000	114,008
Rogers Communications, Inc. 3.800%, due 03/15/32[3]	114,000	102,614
4.550%, due 03/15/52[3]	320,000	268,986
T-Mobile USA, Inc. 2.550%, due 02/15/31	200,000	169,789
3.400%, due 10/15/52	370,000	270,064
4.500%, due 04/15/50	205,000	181,040
Verizon Communications, Inc. 2.355%, due 03/15/32	510,000	420,140
2.550%, due 03/21/31	200,000	170,709
2.987%, due 10/30/56	210,000	139,772
Vmed O2 UK Financing I PLC 4.750%, due 07/15/31[3]	170,000	144,504
		6,068,599
Transportation—0.1%
AP Moller—Maersk AS 4.500%, due 06/20/29[3]	200,000	196,945
MV24 Capital BV 6.748%, due 06/01/34[3]	34,260	32,513
		229,458
Trucking & leasing—0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.700%, due 02/01/28[3]	980,000	1,004,778
SMBC Aviation Capital Finance DAC 4.125%, due 07/15/23[3]	200,000	198,667
		1,203,445

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(concluded)
Water—0.0%†
Solaris Midstream Holdings LLC 7.625%, due 04/01/26[3]	60,000	$60,000
Total corporate bonds (cost—$295,954,002)		285,460,489
Loan assignments—2.0%
Broadcast—2.0%
CenturyLink, Inc., 2020 Term Loan A, 1 mo. USD LIBOR, 0.000%, due 01/31/25[2]	1,385,977	1,357,676
Jazz Financing Lux S.a.r.l., USD Term Loan, 1 mo. USD LIBOR, 0.000%, due 05/05/28[2]	1,555,622	1,553,428
Lightstone Holdco LLC, 2022 Extended Term Loan C, 1 mo. USD SOFR + 5.750%, 10.311%, due 01/29/27[2]	94,750	83,854
Medline Borrower, LP, USD Term Loan B, 1 mo. USD LIBOR, 0.000%, due 10/23/28[2]	1,625,915	1,576,910
MPH Acquisition Holdings LLC, 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%, 8.985%, due 09/01/28[2]	1,695,707	1,521,626
Polaris Newco LLC, USD Term Loan B, 3 mo. USD LIBOR + 4.000%, 8.730%, due 06/02/28[2]	9,975	9,467
Starwood Property Trust, Inc., 2022 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.811%, due 11/18/27[2]	1,020,000	1,012,778
UGI Energy Services, LLC, Term Loan B, 1 mo. USD LIBOR + 3.500%, 8.070%, due 08/13/26[2]	1,550,982	1,549,772
Verscend Holding Corp., 2021 Term Loan B, 1 mo. USD LIBOR, 0.000%, due 08/27/25[2]	1,102,203	1,099,050
		9,764,561
Oil & gas—0.0%†
Prairie ECI Acquiror LP, Term Loan B, 1 mo. USD LIBOR + 4.750%, 9.320%, due 03/11/26[2]	70,000	68,960
Total loan assignments (cost—$9,846,131)		9,833,521
	Face amount[1]	Value
Mortgage-backed securities—9.0%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1, 3.360%, due 09/25/35[13]	31,078	$26,242
Banc of America Funding Trust, Series 2005-D, Class A1, 3.695%, due 05/25/35[13]	181,177	170,799
Bank of America Mortgage Trust, Series 2002-G, Class 1A3, 5.750%, due 07/20/32[13]	77	72
BBCCRE Trust, Series 2015-GTP, Class A, 3.966%, due 08/10/33[3]	1,600,000	1,494,240
BBCMS Mortgage Trust, Series 2022-C17, Class XA, 1.152%, due 09/15/55[13]	1,303,107	106,214
Bear Stearns ALT-A Trust, Series 2003-3, Class 1A, 3.044%, due 10/25/33[13]	2,501	2,349
Series 2004-9, Class 2A1, 3.821%, due 09/25/34[13]	78,963	72,823
Series 2005-7, Class 22A1, 3.845%, due 09/25/35[13]	273,544	169,006
Series 2006-1, Class 21A2, 3.744%, due 02/25/36[13]	285,326	198,167
Bear Stearns ARM Trust, Series 2003-1, Class 6A1, 4.309%, due 04/25/3313	3,823	3,808
Series 2003-5, Class 2A1, 3.451%, due 08/25/33[13]	41,704	38,900
Series 2004-3, Class 1A2, 3.843%, due 07/25/34[13]	44,937	39,897
Series 2004-6, Class 2A1, 3.574%, due 09/25/34[13]	209,510	193,077
Series 2004-7, Class 1A1, 2.625%, due 10/25/34[13]	92,852	74,128
Benchmark Mortgage Trust, Series 2020-B16, Class C, 3.535%, due 02/15/53	118,000	93,377
BPR Trust, Series 2022-OANA, Class D, 1 mo. USD SOFR + 3.695%, 8.173%, due 04/15/37[2,3]	348,000	336,238
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 1 mo. USD LIBOR + 1.650%, 6.109%, due 09/15/36[2,3]	385,000	369,941
BX Trust, Series 2019-OC11, Class C, 3.856%, due 12/09/41[3]	121,000	104,280
Series 2019-OC11, Class D, 3.944%, due 12/09/41[3,13]	231,000	193,059
Series 2022-CLS, Class B, 6.300%, due 10/13/27[3]	2,700,000	2,682,518

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2022-GPA, Class B, 1 mo. USD SOFR + 2.664%, 7.142%, due 10/15/39[2,3]	1,340,000	$1,338,322
Series 2022-GPA, Class C, 1 mo. USD SOFR + 3.213%, 7.691%, due 10/15/39[2,3]	1,280,000	1,276,795
Chase Mortgage Finance Trust, Series 2005-S3, Class A10, 5.500%, due 11/25/35	821,492	621,154
Series 2007-S6, Class 2A1, 5.500%, due 12/25/22	480,389	205,393
CHL Mortgage Pass-Through Trust, Series 2005-HYB9, Class 5A1, 1 yr. USD LIBOR + 1.750%, 6.537%, due 02/20/36[2]	98,293	89,165
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class XA, 1.312%, due 02/10/48[13]	2,723,706	52,974
Citigroup Mortgage Loan Trust, Series 2005-11, Class A1A, 1 yr. CMT + 2.400%, 3.950%, due 05/25/35[2]	26,369	24,543
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, 4.194%, due 08/25/35[13]	92,080	90,092
Series 2005-6, Class A2, 1 yr. CMT + 2.150%, 3.790%, due 09/25/35[2]	6,765	6,583
Series 2005-6, Class A3, 1 yr. CMT + 1.800%, 3.440%, due 09/25/35[2]	837	788
COMM Mortgage Trust, Series 2014-LC15, Class XA, 1.047%, due 04/10/47[13]	7,388,921	56,468
Series 2014-UBS3, Class XA, 1.055%, due 06/10/47[13]	2,680,827	24,533
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, due 12/25/33	9,023	8,881
Series 2005-62, Class 2A1, 1 yr. MTA + 1.000%, 3.427%, due 12/25/35[2]	85,478	70,107
Series 2006-14CB, Class A1, 6.000%, due 06/25/36	1,230,327	699,470
Series 2006-41CB, Class 1A9, 6.000%, due 01/25/37	312,399	181,705
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class C, 4.916%, due 11/15/51[13]	71,000	60,782
CSMC Trust, Series 2021-JR2, Class A1, 2.215%, due 11/25/61[3,13]	708,410	671,554
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, 1 mo. USD LIBOR + 0.520%, 4.990%, due 08/19/45[2]	104,435	87,957
	Face amount[1]	Value
Mortgage-backed securities—(continued)
FHLMC Multiclass Certificates, Series 2020-RR04, Class X, 2.126%, due 02/27/29[13]	3,460,000	$336,112
FHLMC REMIC, Series 1534, Class Z, 5.000%, due 06/15/23	702	698
Series 1548, Class Z, 7.000%, due 07/15/23	547	547
Series 2400, Class FQ, 1 mo. USD LIBOR + 0.500%, 4.959%, due 01/15/32[2]	9,398	9,398
Series 2764, Class LZ, 4.500%, due 03/15/34	239,083	235,679
Series 2764, Class ZG, 5.500%, due 03/15/34	177,032	181,094
Series 2921, Class PG, 5.000%, due 01/15/35	635,430	643,851
Series 2983, Class TZ, 6.000%, due 05/15/35	621,040	642,643
Series 3149, Class CZ, 6.000%, due 05/15/36	642,266	671,540
FHLMC Structured Agency Credit Risk Debt Notes, Series 2018-HQA1, Class M2, 1 mo. USD LIBOR + 2.300%, 6.806%, due 09/25/30[2]	566,687	570,932
Series 2021-DNA7, Class M2, 30 day USD SOFR Average + 1.800%, 6.110%, due 11/25/41[2,3]	130,000	125,207
Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.750%, 8.060%, due 02/25/42[2,3]	326,000	316,632
Series 2022-DNA3, Class M1B, 30 day USD SOFR Average + 2.900%, 7.210%, due 04/25/42[2,3]	210,000	210,686
Series 2022-DNA4, Class M1B, 30 day USD SOFR Average + 3.350%, 7.660%, due 05/25/42[2,3]	436,000	443,830
Series 2022-DNA5, Class M1B, 30 day USD SOFR Average + 4.500%, 8.810%, due 06/25/42[2,3]	192,000	203,821
Series 2022-DNA6, Class M1B, 30 day USD SOFR Average + 3.700%, 8.010%, due 09/25/42[2,3]	362,000	373,057
Series 2022-HQA1, Class M2, 30 day USD SOFR Average + 5.250%, 9.560%, due 03/25/42[2,3]	383,000	381,641
FHLMC Structured Pass-Through Certificates, Series T-54, Class 2A, 6.500%, due 02/25/43	334,300	356,527
Series T-58, Class 2A, 6.500%, due 09/25/43	171,442	175,689
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1, 3.875%, due 08/25/35[13]	8,188	5,635

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
FNMA, Series 2004-W8, Class 2A, 6.500%, due 06/25/44	197,290	$203,711
FNMA Connecticut Avenue Securities, Series 2017-C06, Class 1M2, 1 mo. USD LIBOR + 2.650%, 7.156%, due 02/25/30[2]	175,711	177,733
Series 2017-C06, Class 2M2, 1 mo. USD LIBOR + 2.800%, 7.306%, due 02/25/30[2]	189,717	192,328
Series 2022-R01, Class 1B1, 30 day USD SOFR Average + 3.150%, 7.460%, due 12/25/41[2,3]	178,000	169,342
Series 2022-R01, Class 1M2, 30 day USD SOFR Average + 1.900%, 6.210%, due 12/25/41[2,3]	343,000	334,290
Series 2022-R03, Class 1M2, 30 day USD SOFR Average + 3.500%, 7.810%, due 03/25/42[2,3]	475,000	481,527
Series 2022-R04, Class 1M2, 30 day USD SOFR Average + 3.100%, 7.410%, due 03/25/42[2,3]	191,000	191,711
Series 2022-R07, Class 1M1, 30 day USD SOFR Average + 2.950%, 7.260%, due 06/25/42[2,3]	169,878	173,382
Series 2022-R08, Class 1B1, 30 day USD SOFR Average + 5.600%, 9.910%, due 07/25/42[2,3]	336,000	343,534
FNMA REMIC, Series 1993-160, Class ZB, 6.500%, due 09/25/23	329	327
Series 1993-163, Class ZA, 7.000%, due 09/25/23	91	91
Series 1993-37, Class PX, 7.000%, due 03/25/23	8	8
Series 1993-60, Class Z, 7.000%, due 05/25/23	553	552
Series 1993-96, Class PZ, 7.000%, due 06/25/23	484	481
Series 1999-W4, Class A9, 6.250%, due 02/25/29	74,524	76,083
Series 2003-64, Class AH, 6.000%, due 07/25/33	711,789	741,421
Series 2006-65, Class GD, 6.000%, due 07/25/26	30,892	31,076
GNMA, Series 2015-H20, Class FB, 1 mo. USD LIBOR + 0.600%, 4.418%, due 08/20/65[2]	845,744	832,842
Series 2017-182, Class FW, 1 mo. USD LIBOR + 0.350%, 2.470%, due 05/20/47[2]	252,969	237,031
Series 2018-38, Class WF, 1 mo. USD LIBOR + 0.300%, 2.672%, due 10/20/43[2]	759,736	730,742
	Face amount[1]		Value
Mortgage-backed securities—(continued)
GS Mortgage Securities Corp. Trust, Series 2022-ECI, Class A, 1 mo. USD SOFR + 2.195%, 6.673%, due 08/15/39[2,3]		100,000	$100,283
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 4.041%, due 09/25/35[13]		95,323	89,598
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A1A, 1 mo. USD LIBOR + 0.700%, 5.170%, due 01/19/35[2]		17,105	14,976
Series 2005-4, Class 3A1, 3.306%, due 07/19/35[13]		119,324	87,301
INTOWN Mortgage Trust, Series 2022-STAY, Class A, 1 mo. USD SOFR + 2.489%, 6.967%, due 08/15/39[2,3]		272,000	273,362
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class A, 1 mo. USD LIBOR + 1.210%, 5.669%, due 06/15/35[2,3]		1,550,537	1,426,080
Series 2022-OPO, Class D, 3.450%, due 01/05/39[3,13]		284,000	210,664
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A1, 3.761%, due 11/25/35[13]		288,090	236,622
Series 2006-A4, Class 2A2, 3.356%, due 06/25/36[13]		145,966	106,968
Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 5.882%, due 10/25/59[3,4]		1,003,137	1,001,314
Ludgate Funding PLC, Series 2007-1, Class A2A, 3 mo. GBP LIBOR + 0.160%, 4.054%, due 01/01/61[2,7]	GBP	1,064,744	1,253,674
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class C, 4.558%, due 05/15/50[13]		103,000	90,661
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 1 mo. USD SOFR + 1.397%, 5.875%, due 03/15/39[2,3]		2,650,000	2,599,441
NAAC Reperforming Loan REMIC Trust Certificates, Series 2004-R3, Class A1, 6.500%, due 02/25/35[3]		416,551	373,589
NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 1 mo. USD LIBOR + 1.095%, 5.555%, due 11/15/38[2,3]		1,500,000	1,374,389
One Bryant Park Trust, Series 2019-OBP, Class A, 2.516%, due 09/15/54[3]		3,100,000	2,626,820

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.957%, due 10/25/61[3,13]	323,658	$270,911
Reperforming Loan REMIC Trust, Series 2003-R4, Class 2A, 4.291%, due 01/25/34[3,13]	393,662	320,702
Series 2006-R1, Class AF1, 1 mo. USD LIBOR + 0.340%, 4.846%, due 01/25/36[2,3]	353,818	336,159
Residential Funding Mortgage Security I, Series 2004-S9, Class 1A23, 5.500%, due 12/25/34	165,049	150,874
Sequoia Mortgage Trust, Series 2007-3, Class 1A1, 1 mo. USD LIBOR + 0.400%, 4.886%, due 07/20/36[2]	56,343	48,138
SFO Commercial Mortgage Trust, Series 2021-555, Class A, 1 mo. USD LIBOR + 1.150%, 5.609%, due 05/15/38[2,3]	1,400,000	1,282,704
SGR Residential Mortgage Trust, Series 2021-2, Class A1, 1.737%, due 12/25/61[3,13]	517,949	429,796
Starwood Mortgage Residential Trust, Series 2021-5, Class A1, 1.920%, due 09/25/66[3,13]	1,062,679	905,487
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 3A, 4.961%, due 07/25/34[13]	153,308	145,726
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 11A1, 1 mo. USD LIBOR + 0.420%, 4.926%, due 04/25/36[2]	452,013	390,611
Structured Asset Mortgage Investments Trust, Series 2002-AR3, Class A1, 1 mo. USD LIBOR + 0.660%, 5.130%, due 09/19/32[2]	27,748	26,378
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, 1 mo. USD SOFR + 2.932%, 7.410%, due 05/15/37[2,3]	179,000	172,715
Series 2022-DPM, Class C, 1 mo. USD SOFR + 3.777%, 8.255%, due 05/15/37[2,3]	150,000	143,391
Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1, 3.117%, due 09/25/37[13]	188,117	181,411
Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.750%, due 09/25/62[3]	266,266	253,128
Verus Securitization Trust, Series 2021-6, Class A1, 1.630%, due 10/25/66[3,13]	1,036,615	876,860
Series 2021-6, Class A3, 1.887%, due 10/25/66[3,13]	266,814	224,591
Series 2022-4, Class A3, 4.740%, due 04/25/67[3,13]	130,062	124,835
	Face amount[1]	Value
Mortgage-backed securities—(concluded)
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A, 1 yr. MTA + 1.400%, 3.827%, due 06/25/42[2]	5,340	$4,841
Series 2005-AR13, Class A1A1, 1 mo. USD LIBOR + 0.580%, 5.086%, due 10/25/45[2]	211,495	197,006
Series 2006-AR2, Class 2A1, 3.469%, due 03/25/36[13]	365,251	318,441
Series 2006-AR9, Class 1A, 1 yr. MTA + 1.000%, 3.427%, due 08/25/46[2]	250,646	231,086
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class C, 4.686%, due 12/15/48[13]	54,000	49,341
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class XA, 0.782%, due 09/15/57[13]	5,391,929	48,004
Series 2014-LC14, Class XA, 1.237%, due 03/15/47[13]	2,434,575	18,257
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class C, 1 mo. USD SOFR + 4.083%, 8.561%, due 11/15/27[2,3]	3,100,000	3,098,046
Total mortgage-backed securities (cost—$47,354,439)		44,855,013
Municipal bonds—0.2%
California—0.0%†
State of California, Build America Bonds, GO Bonds 7.625%, due 03/01/40	35,000	46,370
Illinois—0.2%
Sales Tax Securitization Corp. Second Lien, Refunding, Revenue Bonds, Series B, 3.057%, due 01/01/34	1,400,000	1,173,282
Total municipal bonds (cost—$1,279,476)		1,219,652
Non-U.S. government agency obligations—0.7%
Colombia Government International Bonds 3.000%, due 01/30/30	50,000	38,875
5.000%, due 06/15/45	40,000	28,045
Dominican Republic International Bonds 6.850%, due 01/27/45[3]	110,000	100,602
Egypt Government International Bonds 5.875%, due 02/16/31[3]	30,000	21,287
8.500%, due 01/31/47[3]	155,000	109,275
El Salvador Government International Bonds 9.500%, due 07/15/52[3]	25,000	13,028
Indonesia Government International Bonds 4.625%, due 04/15/43[3]	165,000	155,737
Japan Bank for International Cooperation 2.875%, due 07/21/27	300,000	283,892
Japan International Cooperation Agency 2.750%, due 04/27/27	300,000	281,007

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]		Value
Non-U.S. government agency obligations—(concluded)
Mexico Government International Bonds 3.500%, due 02/12/34		175,000	$147,175
4.400%, due 02/12/52		175,000	136,937
Mongolia Government International Bonds 5.125%, due 04/07/26[3]		55,000	51,431
Oman Government International Bonds 6.250%, due 01/25/31[3]		75,000	77,522
7.000%, due 01/25/51[3]		140,000	141,575
Panama Government International Bonds 2.252%, due 09/29/32		80,000	61,115
3.298%, due 01/19/33		100,000	83,425
Paraguay Government International Bonds 4.950%, due 04/28/31[3]		70,000	67,804
Peruvian Government International Bonds 3.000%, due 01/15/34		85,000	68,866
8.200%, due 08/12/26[7]	PEN	2,000,000	536,285
Qatar Government International Bonds 4.400%, due 04/16/50[3]		60,000	56,550
Republic of South Africa Government International Bonds 5.650%, due 09/27/47		90,000	68,850
5.750%, due 09/30/49		45,000	34,200
Romania Government International Bonds 3.000%, due 02/14/31[6,7]		104,000	85,930
3.625%, due 03/27/32[3]		50,000	42,250
4.000%, due 02/14/51[3]		60,000	42,750
Saudi Government International Bonds 3.250%, due 11/17/51[3]		65,000	47,523
3.750%, due 01/21/55[3]		50,000	39,603
4.875%, due 07/18/33[3]		200,000	203,537
5.000%, due 01/18/53[3]		200,000	190,500
Uruguay Government International Bonds 5.100%, due 06/18/50		50,000	50,475
Total non-U.S. government agency obligations (cost—$3,767,922)			3,266,051
U.S. government agency obligations—2.7%
FHLMC 7.645%, due 05/01/25		335,733	339,286
FHLMC ARM 1 yr. USD LIBOR + 1.815%, 2.815%, due 03/01/36[2]		765	758
FNMA 5.188%, due 11/01/34[13]		1,264,843	1,260,542
FNMA ARM 1 yr. USD LIBOR + 1.838%, 2.213%, due 03/01/36[2]		15,164	15,008
1 yr. CMT + 2.405%, 2.655%, due 05/01/27[2]		799	791
1 yr. CMT + 2.229%, 3.070%, due 04/01/27[2]		4,240	4,205
1 yr. USD LIBOR + 1.815%, 3.260%, due 03/01/36[2]		15,972	15,848
1 yr. CMT + 2.104%, 3.304%, due 05/01/30[2]		17,632	17,137
6 mo. USD LIBOR + 1.538%, 3.663%, due 01/01/36[2]		2,681	2,648
	Face amount[1]	Value
U.S. government agency obligations—(concluded)
1 yr. USD LIBOR + 1.420%, 3.795%, due 03/01/36[2]	8,288	$8,095
1 yr. USD LIBOR + 1.603%, 3.978%, due 12/01/35[2]	13,409	13,151
1 yr. USD LIBOR + 1.780%, 4.030%, due 11/01/35[2]	3,424	3,379
1 yr. USD LIBOR + 1.942%, 4.192%, due 09/01/35[2]	100	100
1 yr. USD LIBOR + 1.912%, 4.287%, due 02/01/36[2]	15,085	14,964
FNMA ARM COFI 3.250%, due 11/01/26[12,14]	5,105	4,663
GNMA II 5.000%, due 12/20/49	51,632	52,736
GNMA II ARM 1 yr. CMT + 1.500%, 2.625%, due 07/20/25[2]	582	566
1 yr. CMT + 1.500%, 2.625%, due 01/20/26[2]	949	929
1 yr. CMT + 1.500%, 2.750%, due 11/20/23[2]	137	136
1 yr. CMT + 1.500%, 2.875%, due 05/20/26[2]	2,288	2,232
UMBS TBA 3.500%	2,200,000	2,065,111
4.000%	2,835,000	2,736,319
4.500%	2,060,000	2,034,320
5.000%	3,820,000	3,833,905
5.500%	1,070,000	1,086,938
Total U.S. government agency obligations (cost—$15,995,685)		13,513,767
U.S. Treasury obligations—19.8%
U.S. Treasury Bonds 1.375%, due 08/15/50	900,000	545,660
1.625%, due 11/15/50	2,000,000	1,293,594
1.750%, due 08/15/41	11,950,000	8,705,762
1.875%, due 02/15/51	1,605,000	1,105,757
2.250%, due 08/15/46	22,750,000	17,370,869
2.250%, due 02/15/52	350,000	262,965
2.375%, due 02/15/42	900,000	728,086
2.375%, due 11/15/49	355,000	276,110
2.750%, due 08/15/42	1,860,000	1,593,642
2.875%, due 08/15/45	500,000	430,488
3.000%, due 11/15/44	500,000	440,879
3.000%, due 08/15/52[5]	3,345,000	2,959,802
3.125%, due 08/15/44	230,000	207,243
3.125%, due 05/15/48	135,000	121,732
3.250%, due 05/15/42[5]	11,370,000	10,549,228
4.250%, due 11/15/40	385,000	415,334
4.375%, due 02/15/38	230,000	252,299
4.500%, due 08/15/39	300,000	334,453
U.S. Treasury Inflation Indexed Bonds (TIPS) 0.125%, due 02/15/51	114,353	78,895
0.125%, due 02/15/52	545,445	376,037
1.000%, due 02/15/49	118,314	104,615

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]	Value
U.S. Treasury obligations—(concluded)
U.S. Treasury Inflation Indexed Notes (TIPS) 0.125%, due 07/15/31	666,486	$606,333
0.125%, due 01/15/32	322,206	290,907
0.625%, due 01/15/24	765,576	750,584
0.625%, due 07/15/32	1,992,887	1,884,718
U.S. Treasury Notes 0.250%, due 04/15/23	7,405,000	7,339,086
0.875%, due 06/30/26	1,990,000	1,805,925
1.250%, due 03/31/28	1,975,000	1,756,516
1.625%, due 05/15/31	1,485,000	1,292,008
2.625%, due 07/31/29	9,300,000	8,788,137
2.750%, due 07/31/27[15]	7,500,000	7,219,629
2.750%, due 08/15/32	2,600,000	2,446,438
3.000%, due 07/31/24	10,000,000	9,785,156
4.250%, due 12/31/24[15]	6,700,000	6,700,000
Total U.S. Treasury obligations (cost—$101,567,397)		98,818,887
	Number of shares
Exchange traded funds—0.3%
Invesco Senior Loan ETF (cost—$1,676,021)	73,013	1,541,304
Short-term investments—3.2%
Investment companies—3.2%
State Street Institutional U.S. Government Money Market Fund, 4.180%[16] (cost—$16,268,368)	16,268,368	16,268,368
	Face amount[1]
Short-term U.S. Treasury obligations—0.2%
U.S. Treasury Bills 4.514%, due 04/13/23[16] (cost—$1,164,793)	1,175,000	1,164,517
	Number of shares	Value
Investment of cash collateral from securities loaned—2.5%
Money market funds—2.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.300%[16] (cost—$12,325,748)	12,325,748	$12,325,748

	Number of contracts	Notional amount
Swaptions purchased—0.0%†
Put interest rate swaptions—0.0%†
10 Year SOFR Compound Interest Rate Swap, strike @ 3.635% expires 09/11/23 (Counterparty: JPMCB; pay fixed rate); underlying swap terminates 09/13/24	5,900,000	USD	5,900,000	33,505
10 Year SOFR Compound Interest Rate Swap, strike @ 3.750% expires 09/12/23 (Counterparty: BOA; pay fixed rate); underlying swap terminates 09/14/24	3,100,000	USD	3,100,000	17,535
Total put interest rate swaptions				51,040
Total swaptions purchased (cost—$69,640)				51,040
Total investments (cost—$566,349,005)—109.4%				547,078,396
Liabilities in excess of other assets—(9.4)%				(46,791,571)
Net assets—100.0%				$500,286,825

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Swaptions written

Notional amount (000)		Number of contracts	Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
EUR	300	300,000	6 Month EUR EURIBOR Interest Rate Swap, strike @ 2.067%, terminating 06/13/33	GS	Receive	06/09/23	$3,527	$(810)	$2,717
EUR	200	200,000	6 Month EUR EURIBOR Interest Rate Swap, strike @ 2.547%, terminating 03/09/33	GS	Receive	03/07/23	4,398	(580)	3,818
Total Call interest rate swaptions							$7,925	$(1,390)	$6,535

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

Swaptions written—(concluded)

Notional amount (000)		Number of contracts	Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	5,900	5,900,000	10 Year SOFR Interest Rate Swap, strike @ 4.233%, terminating 09/13/24	MSCI	Pay	09/11/23	$28,320	$(16,784)	$11,536
USD	5,900	5,900,000	10 Year SOFR Interest Rate Swap, strike @ 4.715%, terminatings 09/13/24	MSCI	Pay	09/11/23	16,520	(6,944)	9,576
USD	3,100	3,100,000	10 Year SOFR Interest Rate Swap, strike @ 4.750%, terminating 09/14/24	BOA	Pay	09/12/23	15,500	(8,528)	6,972
USD	3,100	3,100,000	10 Year SOFR Interest Rate Swap, strike @ 4.750%, terminating 09/14/24	BOA	Pay	09/12/23	9,300	(3,390)	5,910
EUR	200	200,000	6 Month EUR EURIBOR Interest Rate Swap, strike @ 2.547%, terminating 03/09/33	GS	Pay	03/07/23	4,399	(6,780)	(2,381)
EUR	300	300,000	6 Month EUR EURIBOR Interest Rate Swap, strike @ 3.140%, terminating 06/13/33	GS	Pay	06/09/23	4,137	(4,255)	(118)
Total Put interest rate swaptions							$78,176	$(46,681)	$31,495
Total swaptions written							$86,101	$(48,071)	$38,030

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
U.S. Treasury futures buy contracts:
82	USD	U.S. Long Bond Futures	March 2023	$10,553,089	$10,649,750	$96,661
15	USD	U.S. Treasury Note 10 Year Futures	March 2023	1,691,288	1,717,734	26,446
42	USD	U.S. Treasury Note 2 Year Futures	March 2023	8,649,416	8,637,235	(12,181)
36	USD	U.S. Treasury Note 5 Year Futures	March 2023	3,889,728	3,932,719	42,991
111	USD	Ultra U.S. Treasury Bond Futures	March 2023	15,722,795	15,734,250	11,455
25	USD	Ultra U.S. Treasury Note 10 Year Futures	March 2023	3,038,731	3,030,078	(8,653)
Total				$43,545,047	$43,701,766	$156,719
U.S. Treasury futures sell contracts:
5	USD	U.S. Long Bond Futures	March 2023	$(629,992)	$(649,375)	$(19,383)
130	USD	U.S. Treasury Note 5 Year Futures	March 2023	(14,138,543)	(14,201,485)	(62,942)
27	USD	Ultra U.S. Treasury Bond Futures	March 2023	(3,866,232)	(3,827,250)	38,982
9	USD	Ultra U.S. Treasury Note 10 Year Futures	March 2023	(1,070,144)	(1,090,828)	(20,684)
Total				$(19,704,911)	$(19,768,938)	$(64,027)
Net unrealized appreciation (depreciation)						$92,692

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

Centrally cleared credit default swap agreements on corporate issues—sell protection18

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[17]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
Barclays Bank PLC, 1.500%, Due 12/10/23	EUR	100	12/20/23	Quarterly	1.000%	$(102)	$429	$327
Verizon Communications, Inc., bond, 4.125%, due 06/20/27	USD	500	06/20/27	Quarterly	1.000	991	3,483	4,474
Total						$889	$3,912	$4,801

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[17]	Payments received by the Portfolio[17]	Value	Unrealized appreciation (depreciation)
USD	300	06/15/32	Annual	12 Month SOFR	1.750%	$37,261	$(6,101)
USD	1,300	09/13/24	Annual	12 Month SOFR	4.270	(430)	(430)
USD	300	12/14/52	Annual	12 Month SOFR	3.050	(2,617)	(2,617)
USD	800	09/14/24	Annual	12 Month SOFR	4.350	(941)	(941)
BRL	3,000	01/04/27	At Maturity	BRL-CDI	12.980	4,019	4,019
BRL	1,500	01/04/27	At Maturity	BRL-CDI	13.024	2,309	2,309
BRL	1,500	01/04/27	At Maturity	BRL-CDI	12.990	2,077	2,077
Total						$41,678	$(1,684)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	MYR	2,596,159	USD	594,631	03/15/23	$(15,376)
BB	TWD	2,283,800	USD	76,000	03/15/23	(381)
BNP	BRL	726,431	USD	140,000	02/02/23	(3,102)
BNP	CLP	13,969,038	USD	17,368	02/02/23	(177)
BNP	GBP	2,071,000	USD	2,564,479	03/02/23	9,681
BNP	IDR	1,076,712,106	USD	71,892	03/14/23	118
BNP	MXN	432,000	USD	21,435	03/21/23	(1,313)
BNP	TWD	9,103,029	USD	303,000	03/15/23	(1,447)
BNP	USD	142,457	BRL	726,431	02/02/23	645
BNP	USD	14,506	CLP	13,969,038	02/02/23	3,040
BNP	USD	978,174	CNH	6,775,417	05/10/23	30,860
BNP	USD	2,562,932	GBP	2,071,000	02/02/23	(9,701)
BNP	USD	758,666	GBP	640,000	02/02/23	30,357
BNP	USD	127,000	IDR	1,914,271,000	03/14/23	607
BNP	USD	71,892	IDR	1,077,718,594	06/21/23	(157)
BNP	USD	494,490	PEN	1,922,579	03/15/23	3,776
BOA	BRL	339,593	USD	65,000	02/02/23	(1,898)
BOA	CLP	13,979,563	USD	17,254	02/02/23	(304)
BOA	CNH	45,000	USD	6,664	04/14/23	(26)

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BOA	EUR	1,861,000	USD	2,024,755	03/02/23	$(2,104)
BOA	GBP	4,631,000	USD	5,585,838	02/02/23	(123,488)
BOA	USD	66,596	BRL	339,593	02/02/23	302
BOA	USD	17,381	CLP	13,979,563	02/02/23	177
BOA	USD	17,254	CLP	14,231,479	06/22/23	263
BOA	USD	2,021,046	EUR	1,861,000	02/02/23	2,141
BOA	USD	2,748,494	GBP	2,225,000	02/02/23	(5,404)
BOA	USD	368,415	JPY	47,200,000	02/16/23	(5,110)
CITI	AUD	159,681	USD	106,898	02/16/23	(5,878)
CITI	BRL	731,057	USD	140,543	02/02/23	(3,471)
CITI	BRL	731,057	USD	141,823	04/04/23	(557)
CITI	CLP	215,000,000	USD	267,081	02/08/23	(2,749)
CITI	IDR	556,918,823	USD	37,173	03/14/23	48
CITI	MXN	5,100,000	USD	269,913	02/08/23	(644)
CITI	PEN	2,628,685	USD	653,658	02/21/23	(28,829)
CITI	PEN	2,628,685	USD	678,913	02/22/23	(3,511)
CITI	PEN	3,140,028	USD	781,082	03/02/23	(33,494)
CITI	PEN	1,652,509	USD	427,657	03/14/23	(648)
CITI	PEN	989,724	USD	249,426	05/15/23	(6,021)
CITI	USD	143,429	BRL	731,057	02/02/23	585
CITI	USD	250,904	CLP	215,000,000	02/08/23	18,926
CITI	USD	249,872	IDR	3,900,000,000	02/08/23	10,261
CITI	USD	355,000	IDR	5,326,242,500	03/14/23	51
CITI	USD	24,000	IDR	360,000,000	03/14/23	(2)
CITI	USD	37,173	IDR	557,439,245	06/21/23	(69)
CITI	USD	678,983	PEN	2,628,685	02/21/23	3,503
CITI	USD	46,227	PEN	181,326	03/14/23	770
CITI	USD	1,018,098	PEN	4,072,393	04/10/23	35,334
DB	BRL	987,290	USD	193,613	02/02/23	(877)
DB	BRL	987,290	USD	188,127	03/02/23	(5,391)
DB	TWD	1,893,780	USD	63,000	03/15/23	(337)
DB	USD	188,991	BRL	987,290	02/02/23	5,499
GS	BRL	391,464	USD	75,000	02/02/23	(2,116)
GS	USD	76,768	BRL	391,464	02/02/23	348
GS	USD	563,123	BRL	3,054,631	04/04/23	31,796
GS	USD	266	EUR	252	04/20/23	9
GS	USD	261,163	MXN	5,100,000	02/08/23	9,393
GS	USD	505,000	THB	16,543,295	04/17/23	(88)
HSBC	CNH	6,783,412	USD	1,010,790	05/10/23	565
HSBC	GBP	409,000	USD	500,000	02/02/23	(4,236)
HSBC	TWD	1,922,560	USD	64,000	03/15/23	(299)
HSBC	USD	1,016,911	AUD	1,458,000	02/16/23	12,811
HSBC	USD	126,365	GBP	104,000	02/02/23	1,851
JPMCB	EUR	1,861,000	USD	1,973,882	02/02/23	(49,304)
Net unrealized appreciation (depreciation)						$(104,792)

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Asset-backed securities	$—	$58,760,039	$—	$58,760,039
Corporate bonds	—	285,460,489	—	285,460,489
Loan assignments	—	9,833,521	—	9,833,521
Mortgage-backed securities	—	44,855,013	—	44,855,013
Municipal bonds	—	1,219,652	—	1,219,652
Non-U.S. government agency obligations	—	3,266,051	—	3,266,051
U.S. government agency obligations	—	13,509,104	4,663	13,513,767
U.S. Treasury obligations	—	98,818,887	—	98,818,887
Exchange traded funds	1,541,304	—	—	1,541,304
Short-term investments	—	16,268,368	—	16,268,368
Short-term U.S. Treasury obligations	—	1,164,517	—	1,164,517
Investment of cash collateral from securities loaned	—	12,325,748	—	12,325,748
Swaptions purchased	—	51,040	—	51,040
Futures contracts	216,535	—	—	216,535
Swap agreements	—	49,578	—	49,578
Forward foreign currency contracts	—	213,717	—	213,717
Total	$1,757,839	$545,795,724	$4,663	$547,558,226
Liabilities
Swaptions written	$—	$(48,071)	$—	$(48,071)
Futures contracts	(123,843)	—	—	(123,843)
Swap agreements	—	(3,988)	—	(3,988)
Forward foreign currency contracts	—	(318,509)	—	(318,509)
Total	$(123,843)	$(370,568)	$—	$(494,411)

At January 31, 2023, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†  Amount represents less than 0.05%

1  In U.S. dollars unless otherwise indicated.

2  Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

3  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $191,357,612, represented 38.2% of the Portfolio's net assets at period end.

4  Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

5  Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

6  Security, or portion thereof, was on loan at the period end.

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

7  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

8  Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

9  Perpetual investment. Date shown reflects the next call date.

10  Bond interest in default.

11  Zero coupon bond.

12  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

13  Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

14  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

15  Security, or portion thereof, pledged as collateral for investments sold short or written options.

16  Rates shown reflect yield at January 31, 2023.

17  Payments made or received are based on the notional amount.

18  If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

See accompanying notes to financial statements.

PACE Municipal Fixed Income Investments

Performance

For the six-months ended January 31, 2023, the Portfolio's Class P shares returned 0.95% before the deduction of the maximum PACE Select program fee.1 In comparison, the Bloomberg US Municipal 3-15 Year Blend Index (the "benchmark") returned 1.00%. (Returns for all share classes over various time periods are shown in the "Performance at a glance" table on page 81. Please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.) For a detailed commentary on the market environment in general during the reporting period, please refer to page 3.

Subadvisor's comments2

(Please note that while the subadvisor outperformed the benchmark on a gross-of-fees basis, the Portfolio underperformed net of fees, as reported in the "Performance at a glance" table. As stated in footnote two, the comments that follow address performance on a gross-of-fees basis.) The Portfolio outperformed its benchmark during the reporting period. Sector allocation, duration and yield curve positioning were additive factors to returns, mitigated by security selection, which detracted from returns.

The first half of the reporting period saw the municipal bond market under pressure amidst a backdrop of rising interest rates fueled by strong employment and high inflation data, which rekindled the Federal Reserve's (Fed)'s hawkish stance. The latter half of the reporting period reflected a strong rally as market participants reacted to better-than-expected inflation declines and a growing consensus for a slowdown in the pace of Fed rate hikes. Municipal bond prices further benefited from a favorable supply-and-demand backdrop, highlighted by light primary issuance and steady reinvestment of proceeds from maturing bonds as investors were enticed by attractive yields and higher income levels compared to recent years. Municipal mutual fund selling remained elevated due to heavy outflows which added some pressure to the market.

Our sector allocation benefited from an overweight exposure toward strong-performing hospital and airport revenue bonds, coupled with an underweight to state general obligation and US Treasury-backed pre-refunded bonds, which lagged. Overweight exposure in tobacco-securitization and pre-paid gas revenue bonds detracted from performance as this market segment lagged the broader index. Security selection detracted overall, with weak performance among bonds backed by a Colorado health care facility and New York Transportation Development Corporation which did not keep pace with their peers. From a quality perspective, being modestly overweight BBB-rated bonds was a detractor as this segment lagged during the higher volatility backdrop.

1  Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%, which, if included, would have reduced performance Class P shares held through other advisory programs also may be subject to a program fee, which, if included, would have reduced performance.

2  Performance is discussed on a gross-of-fees basis—meaning that no fees or expenses are reflected when discussed at the level of a subadvisor's sleeve (or subadvisors' sleeves, if applicable). Alternatively, performance at the overall Portfolio level is shown net of fees, which does factor in fees and expenses associated with the Portfolio.

PACE Select Advisors Trust – PACE Municipal Fixed Income Investments

Investment Manager:

UBS Asset Management (Americas) Inc. ("UBS AM")

Investment Subadvisor:

Insight North America LLC (formerly, Mellon Investments Corporation) ("Insight")

Portfolio Management Team:

UBS AM: Mabel Lung, CFA, Gina Toth, CFA, Fred Lee, CFA, David Kelly and Christopher Andersen, CFA

Insight: Daniel Marques, CFA and Daniel Rabasco, CFA

Objective:

High current income exempt from federal income tax

Investment process:

The subadvisor utilizes a strategy that involves investing

in undervalued sectors, geographical regions or individual

securities.

PACE Municipal Fixed Income Investments

Subadvisor's comments2 – concluded

Interest rates finished the reporting period mostly higher from where they began, driven by aggressive rate hike actions from the Fed and persistently high inflation data. Interest rates did rally during the latter half of the reporting period as inflation showed signs of ebbing. The Portfolio maintained a modestly short duration posture versus the benchmark ahead of the rising rate environment at the start of the reporting period and then gradually extended duration as the rate backdrop reversed course with a rally, which was a contributor to returns. From a yield curve perspective, the Portfolio's overweight exposure to bonds with maturities greater than 7-12 years was additive for returns, as longer duration bonds outperformed their shorter duration counterparts.

No derivatives were used during the reporting period.

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

Special considerations

The Portfolio may be appropriate for long-term investors seeking high current income exempt from federal income taxes. Investors should be able to withstand short-term fluctuations in the fixed income markets in return for potentially higher returns over the long term. The yield and value of the Portfolio change every day and can be affected by changes in interest rates, general market conditions, and other political, social and economic developments, as well as specific matters relating to the issuers in which the Portfolio invests. It is important to note that an investment in the Portfolio is only one component of a balanced investment plan.

PACE Municipal Fixed Income Investments

Performance at a glance (unaudited)

Average annual total returns for periods ended 01/31/23	6 months	1 year	5 years	10 years
Before deducting maximum sales charge
Class A1	0.82%	(2.71)%	1.53%	1.73%
Class Y2	0.92	(2.49)	1.79	1.97
Class P3	0.95	(2.45)	1.80	1.99
After deducting maximum sales charge
Class A1	(1.43)	(4.92)	1.06	1.50
Bloomberg US Municipal 3-15 Year Blend Index[4]	1.00	(1.60)	2.17	2.28

Most recent calendar quarter-end returns (unaudited)

Average annual total returns for periods ended 12/31/22	6 months	1 year	5 years	10 years
Before deducting maximum sales charge
Class A1	0.58%	(7.47)%	0.84%	1.50%
Class Y2	0.60	(7.33)	1.08	1.74
Class P3	0.63	(7.30)	1.07	1.75
After deducting maximum sales charge
Class A1	(1.71)	(9.52)	0.38	1.27

The annualized gross and net expense ratios, respectively, for each class of shares as in the prospectuses dated November 28, 2022 were as follows: Class A—0.87% and 0.82%; Class Y—1.32% and 0.57%; and Class P—0.62% and 0.57%. Net expenses reflect fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses. The Portfolio and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the Portfolio's ordinary total operating expenses of each class through November 30, 2023 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, trustee elections, as well as other matters related to shareholder meetings (unless specifically agreed by UBS AM) and extraordinary expenses) would not exceed Class A—0.82%; Class Y—0.57%; and Class P—0.57%. The Portfolio has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the Portfolio's expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/ expense reimbursement agreement may be terminated by the Portfolio's board at any time and also will terminate automatically upon the expiration or termination of the Portfolio's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

1  Maximum sales charge for Class A shares is 2.25%. Class A shares bear ongoing 12b-1 service fees of 0.25% annually.

2  The Portfolio offers Class Y shares to a limited group of eligible investors, including certain qualifying retirement plans. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.

3  Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee, which, if included, would have reduced performance.

4  The Bloomberg US Municipal 3-15 Year Blend Index is an unmanaged index for the tax-exempt bond market. The Index includes investment-grade municipal bonds with an effective maturity between 2 and 17 years that have at least one year to maturity. Sectors include general obligation, revenue, insured and pre-refunded bonds. Investors should note that indices do not reflect the deduction of fees and expenses.

Prior to August 3, 2015, a 1% redemption fee was imposed on sales or exchanges of any class of shares of the Portfolio made during the specified holding period.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder could pay on Portfolio distributions or the redemption of Portfolio shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com/us-mutualfundperformance.

PACE Municipal Fixed Income Investments

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of January 31, 2023

Characteristics
Weighted average duration	5.09 yrs.
Weighted average maturity	8.60 yrs.
Average coupon	4.67%
Top five states
Illinois	10.2%
Texas	9.3
Pennsylvania	8.0
New York	7.1
New Jersey	5.4
Total	40.0%
Credit rating[2]
AA	22.8%
NR	20.0
AA-	12.5
A+	11.8
A-	9.0
A	7.8
AA+	5.8
BBB+	3.4
AAA	1.9
BBB	1.3
BBB-	1.0
SP-2	0.3
Cash equivalents and other assets less liabilities	2.4
Total	100.0%

1  The portfolio is actively managed and its composition will vary over time.

2  Credit ratings shown are based on the ratings assigned to portfolio holdings by Standard & Poor's Financial Services LLC, an independent rating agency.

PACE Municipal Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—97.6%
Alabama—2.7%
Black Belt Energy Gas District, Revenue Bonds, Series A-1,[1] 4.000%, due 10/01/49	$2,000,000	$2,005,785
Lower Alabama Gas District Gas, Revenue Bonds, Series A, 5.000%, due 09/01/31	1,500,000	1,624,242
Lower Alabama Gas District, Gas Project, Revenue Bonds[1] 4.000%, due 12/01/50	2,500,000	2,511,316
		6,141,343
Alaska—0.7%
City of Anchorage AK Wastewater, Refunding, Revenue Bonds, Series B, 5.000%, due 05/01/31	1,395,000	1,537,522
Arizona—2.2%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds 4.000%, due 11/01/35	2,000,000	2,005,721
Arizona Industrial Development Authority, Revenue Bonds, Series 2019-2, Class A, 3.625%, due 05/20/33	942,599	910,952
City of Phoenix Civic Improvement Corp., City of Phoenix AZ Airport, Revenue Bonds, AMT, Series B, 5.000%, due 07/01/30	1,000,000	1,112,101
Salt Verde Financial Corp., Revenue Bonds 5.000%, due 12/01/32	1,000,000	1,090,835
		5,119,609
Arkansas—0.6%
City of Fort Smith AR Water & Sewer, Refunding, Revenue Bonds 5.000%, due 10/01/34	1,320,000	1,458,350
California—3.0%
California Housing Finance, Revenue Bonds, Series 2021-1, Class A, 3.500%, due 11/20/35	1,459,702	1,414,307
California State, GO Bonds 5.000%, due 10/01/30	1,000,000	1,156,249
California State, Refunding, GO Bonds 5.000%, due 04/01/33	2,710,000	3,149,207
State of California, GO Bonds 5.000%, due 04/01/35	1,000,000	1,138,661
		6,858,424
Colorado—2.8%
Colorado Health Facilities Authority, Refunding, Revenue Bonds 5.000%, due 11/15/49[1]	1,500,000	1,615,178
	Face amount	Value
Municipal bonds—(continued)
Colorado—(concluded)
Colorado Health Facilities Authority, Sisters of Charity of Leavenworth Health System, Inc., Refunding, Revenue Bonds, Series A, 5.000%, due 01/01/30	$1,500,000	$1,747,292
Denver City & County Airport, Revenue Bonds, AMT, Series A, 5.500%, due 11/15/26	1,000,000	1,020,109
University of Colorado, Refunding, Revenue Bonds, Series A-2, 5.000%, due 06/01/30	1,750,000	1,985,629
		6,368,208
Connecticut—2.6%
Connecticut State Special Tax, Revenue Bonds, Series B, 5.000%, due 10/01/30	2,000,000	2,289,476
State of Connecticut Special Tax Revenue, Revenue Bonds 4.000%, due 05/01/39	2,650,000	2,706,533
Series A, 4.000%, due 05/01/36	1,000,000	1,056,361
		6,052,370
District of Columbia—1.9%
District of Columbia, Income Tax Revenue, Revenue Bonds, Series A, 5.000%, due 07/01/41	1,500,000	1,719,572
Metropolitan Washington Airports Authority, Refunding, Revenue Bonds, AMT 5.000%, due 10/01/28	2,500,000	2,729,984
		4,449,556
Florida—4.3%
Central Florida Expressway Authority Senior Lien, Revenue Bonds, AGM, Series D, 5.000%, due 07/01/35	1,500,000	1,746,752
Citizens Property Insurance Corp., Revenue Bonds, Series A1, 5.000%, due 06/01/25	3,250,000	3,372,448
County of Polk FL Utility System, Refunding, Revenue Bonds 5.000%, due 10/01/35	625,000	729,270
JEA Electric System, Refunding, Revenue Bonds, Series 3-A, 5.000%, due 10/01/34	1,630,000	1,884,748
Orange County Convention Center/Orlando, Refunding, Revenue Bonds, Series B, 5.000%, due 10/01/30	1,885,000	2,055,004
		9,788,222

PACE Municipal Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Georgia—4.0%
Fulton County Development Authority of Georgia, Piedmont Healthcare, Inc., Refunding, Revenue Bonds, Series A, 5.000%, due 07/01/27	$1,500,000	$1,618,401
Fulton County Development Authority of Georgia, WellStar Health System, Revenue Bonds 5.000%, due 04/01/36	1,000,000	1,059,656
Georgia Ports Authority, Revenue Bonds 5.000%, due 07/01/41	1,500,000	1,727,476
Main Street Natural Gas, Inc., Revenue Bonds, Series A, 5.500%, due 09/15/28	1,500,000	1,640,020
Series B, 3.677%, due 04/01/48[1]	1,000,000	999,890
Municipal Electric Authority of Georgia, Plant Vogtle Unis 3&4 Project, Revenue Bonds 5.000%, due 01/01/33	1,000,000	1,100,675
Savannah Economic Development Authority, International Paper Company, Refunding, Revenue Bonds 1.900%, due 08/01/24	1,000,000	973,620
		9,119,738
Hawaii—0.5%
Hawaii Airports System, Revenue Bonds, AMT, Series A, 5.000%, due 07/01/29	1,000,000	1,101,970
Illinois—10.2%
Chicago O'Hare International Airport Senior Lien, Refunding, Revenue Bonds, Series B, 5.000%, due 01/01/35	1,000,000	1,059,440
Chicago O'Hare International Airport, Refunding, Revenue Bonds, AMT 5.000%, due 01/01/29	2,500,000	2,588,060
Chicago Waterworks Second Lien, Refunding, Revenue Bonds, AGM, Series 2017-2, 5.000%, due 11/01/31	1,000,000	1,090,601
Chicago Waterworks Senior Lien, Revenue Bonds, Series A-1, 5.000%, due 11/01/29	1,920,000	2,027,510
Illinois County of Cook Sales Tax, Refunding, Revenue Bonds 5.000%, due 11/15/35	2,500,000	2,684,607
Illinois Municipal Electric Agency, Refunding, Revenue Bonds, Series A, 5.000%, due 02/01/32	2,500,000	2,624,105
Illinois Sports Facilities Authority, Refunding, Revenue Bond, BAM 5.000%, due 06/15/28	1,000,000	1,073,560
	Face amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Regional Transportation Authority, Refunding, Revenue Bonds, AGM 6.000%, due 06/01/25	$2,000,000	$2,105,597
Regional Transportation Authority, Revenue Bonds 6.500%, due 07/01/30	1,000,000	1,218,732
Sales Tax Securitization Corp. Second Lien, Refunding, Revenue Bonds, Series A, 5.000%, due 01/01/36	1,770,000	1,928,419
University of Illinois, Auxiliary Facilities System, Refunding, Revenue Bonds, Series A, 5.000%, due 04/01/27	4,000,000	4,013,109
University of Illinois, Auxiliary Facilities System, Revenue Bonds, Series A, 5.000%, due 04/01/30	1,000,000	1,018,802
		23,432,542
Indiana—5.3%
Indiana Finance Authority First Lien, CWA Authority, Inc., Refunding, Revenue Bonds 4.000%, due 10/01/36	2,020,000	2,100,984
Indiana Finance Authority, Indiana University Health, Inc., Revenue Bonds[1] 2.250%, due 12/01/58	5,250,000	5,164,998
Indiana Finance Authority, Marion County Capital Improvement Board, Refunding, Revenue Bonds, Series A, 5.250%, due 02/01/35	1,000,000	1,050,935
Richmond Hospital Authority, Reid Hospital & Health Care Services, Inc., Refunding, Revenue Bonds 5.000%, due 01/01/30	2,055,000	2,121,623
Whiting City, BP Products North America, Inc., Revenue Bonds, AMT[1] 5.000%, due 11/01/47	1,840,000	1,876,254
		12,314,794
Iowa—0.2%
Iowa Tobacco Settlement Authority, Refunding, Revenue Bonds, Series A-2,Class 1, 5.000%, due 06/01/33	500,000	548,824
Kentucky—2.6%
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds, Series B,[1] 4.000%, due 01/01/49	3,750,000	3,749,674
Kentucky Public Energy Authority, Revenue Bonds, Series A, 4.000%, due 04/01/48[1]	1,250,000	1,252,656
Series A, 4.000%, due 12/01/50[1]	1,000,000	1,001,869
		6,004,199

PACE Municipal Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Louisiana—2.0%
Jefferson Sales Tax District, Revenue Bonds, AGM, Series B, 4.000%, due 12/01/32	$1,895,000	$2,050,765
New Orleans Aviation Board Louis Armstrong New Orleans International Airport, Revenue Bonds, AMT, AGM, Series B, 5.000%, due 01/01/28	1,500,000	1,555,260
Parish of St John the Baptist LA, Marathon Oil Corp, Refunding, Revenue Bonds[1] 2.200%, due 06/01/37	1,000,000	942,159
		4,548,184
Maryland—0.8%
Maryland State Transportation Authority Passenger Facility Charge Revenue, Baltimore/Washington International, Revenue Bonds, AMT 5.000%, due 06/01/24	1,700,000	1,744,140
Massachusetts—0.9%
Commonwealth of Massachusetts, GO Bonds, Series D, 4.000%, due 05/01/34	2,000,000	2,146,289
Michigan—3.2%
Great Lakes Water Authority Water Supply System Second Lien, Refunding, Revenue Bonds, Series D, 5.000%, due 07/01/26	1,100,000	1,194,134
Michigan Finance Authority Prerefunded, Revenue Bonds 5.000%, due 08/01/33	50,000	51,850
Michigan Finance Authority Senior Lien, Great Lakes Water Authority Sewage Disposal System Revenue, Revenue Bonds, AGM 5.000%, due 07/01/30	1,500,000	1,548,253
Michigan State Strategic Fund Improvement Project, State of Michigan Department of Transportation, Revenue Bonds, AMT 5.000%, due 06/30/32	3,300,000	3,525,456
Saginaw Hospital Finance Authority, Covenant Healthcare System, Refunding, Revenue Bonds 5.000%, due 07/01/28	1,000,000	1,103,679
		7,423,372
Missouri—1.4%
Missouri State Health & Educational Facilities Authority, Coxhealth, Refunding, Revenue Bonds, Series A, 5.000%, due 11/15/34	2,000,000	2,076,092
Missouri State Health & Educational Facilities Authority, Saint Luke's Health System, Refunding, Revenue Bonds 5.000%, due 11/15/28	1,000,000	1,069,605
		3,145,697
	Face amount	Value
Municipal bonds—(continued)
Nebraska—0.6%
Nebraska Public Power District, Refunding, Revenue Bonds, Series A, 5.000%, due 01/01/31	$1,300,000	$1,453,625
Nevada—0.2%
City of Reno Reno First Lien, County of Washoe NV Sales Tax Revenue, Refunding, Revenue Bonds 5.000%, due 06/01/33	500,000	549,026
New Jersey—5.4%
New Jersey Economic Development Authority, State of New Jersey Department of the Treasury, Refunding, Revenue Bonds, Series XX, 5.000%, due 06/15/26	1,600,000	1,686,674
New Jersey Health Care Facilities Financing Authority, Valley Health System, Revenue Bonds 5.000%, due 07/01/33	1,000,000	1,101,754
New Jersey Transportation Trust Fund Authority, Transportation Program Notes, Revenue Bonds 5.000%, due 06/15/30	1,000,000	1,119,944
Tobacco Settlement Financing Corp., Refunding, Revenue Bonds, Series A, 5.000%, due 06/01/34	8,000,000	8,556,141
		12,464,513
New Mexico—1.0%
New Mexico Educational Assistance Foundation, Refunding, Revenue Bonds, Series 1A, 5.000%, due 09/01/28	2,000,000	2,216,376
New York—7.1%
City Of New York NY, GO Bonds, Series B, Subseries B-1, 5.250%, due 10/01/41	1,180,000	1,363,998
Metropolitan Transportation Authority, Revenue Bonds, Series A-1, 5.000%, due 02/01/23	605,000	605,000
New York City Refunding, GO Bonds, Series A-1, 5.000%, due 08/01/32	1,270,000	1,510,118
New York City, GO Bonds 5.000%, due 04/01/32	1,750,000	2,089,382
New York State Dormitory Authority, Personal Income Tax, Refunding, Revenue Bonds, Series E, 4.000%, due 03/15/42	2,860,000	2,861,163
New York State Urban Development Corp., Series A, 4.000%, due 03/15/39	2,600,000	2,632,632

PACE Municipal Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
New York—(concluded)
New York Transportation Development Corp., JFK International Air Terminal LLC, Revenue Bonds, AMT 5.000%, due 12/01/35	$2,000,000	$2,138,510
5.000%, due 12/01/36	1,000,000	1,059,845
New York Transportation Development Corp., Laguardia Gateway Partners LLC, Revenue Bonds, AMT 5.000%, due 07/01/34	1,000,000	1,018,256
TSASC, Inc., Refunding, Revenue Bonds, Series A, 5.000%, due 06/01/34	1,000,000	1,051,124
		16,330,028
North Carolina—1.3%
Charlotte NC Airport Revenue, Revenue Bonds 5.000%, due 07/01/36	1,540,000	1,710,698
North Carolina Turnpike Authority Senior Lien, Refunding, Revenue Bonds, AGM 5.000%, due 01/01/26	1,250,000	1,336,459
		3,047,157
Oklahoma—0.3%
Oklahoma Municipal Power Authority, Power Supply System, Revenue Bonds, AGM, Series A, 4.000%, due 01/01/33	650,000	704,029
Oregon—0.9%
Multnomah County School District No. 1 Portland, GO Bonds 5.000%, due 06/15/29	1,750,000	2,040,028
Pennsylvania—8.0%
Allegheny County Hospital Development Authority, Allegheny Health Network, Refunding, Revenue Bonds 5.000%, due 04/01/29	3,190,000	3,508,540
City of Philadelphia PA Water & Wastewater, Refunding, Revenue Bonds 5.000%, due 10/01/33	1,500,000	1,760,599
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds 5.000%, due 06/01/31	1,500,000	1,666,924
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Revenue Bonds 5.000%, due 06/30/34	2,200,000	2,443,675
Pennsylvania Housing Finance Agency, Refunding, Revenue Bonds 5.000%, due 10/01/27	1,250,000	1,358,773
Pennsylvania Turnpike Commission, Motor License, Refunding, Revenue Bonds, Series SPL, 5.000%, due 12/01/33	1,500,000	1,662,044
	Face amount	Value
Municipal bonds—(continued)
Pennsylvania—(concluded)
Philadelphia Airport PA, Refunding, Revenue Bonds, AMT, Series B, 5.000%, due 07/01/32	$1,250,000	$1,340,173
Philadelphia School District Prerefunded, Refunding, GO Bonds, Series F, 5.000%, due 09/01/30	10,000	10,962
Philadelphia School District, GO Bonds, Series A, 4.000%, due 09/01/35	1,500,000	1,559,422
Series A, 5.000%, due 09/01/31	1,000,000	1,114,738
Southeastern Pennsylvania Transportation Authority,Revenue Bonds 5.250%, due 06/01/40	1,750,000	2,042,436
		18,468,286
Rhode Island—0.6%
Rhode Island Student Loan Authority, Student Loan, Revenue Bonds, AMT, Series A, 5.000%, due 12/01/30	1,125,000	1,274,807
South Carolina—0.7%
Piedmont Municipal Power Agency, Refunding, Revenue Bonds, Series B, 4.000%, due 01/01/34	1,500,000	1,574,756
Tennessee—3.5%
City of Memphis TN, Electric System, Revenue Bonds, Series A, 5.000%, due 12/01/31	1,400,000	1,674,732
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University, Refunding, Revenue Bonds 5.000%, due 10/01/35	1,350,000	1,384,830
Metropolitan Government of Nashville & Davidson County TN, GO Bonds, Series C, 4.000%, due 01/01/32	3,000,000	3,324,919
Tennessee Energy Acquisition Corp., Revenue Bonds, Series A, 5.250%, due 09/01/26	1,500,000	1,563,861
		7,948,342
Texas—9.3%
Brazos Higher Education Authority, Inc., Student Loan Program, Revenue Bonds, AMT 5.000%, due 04/01/30	1,000,000	1,093,600
Central Texas Turnpike System, Refunding, Revenue Bonds, Series C, 5.000%, due 08/15/31	2,000,000	2,059,723

PACE Municipal Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Texas—(concluded)
El Paso Texas, GO Bonds 5.000%, due 08/15/34	$2,000,000	$2,164,125
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, Refunding, Revenue Bonds 4.000%, due 10/01/35	1,750,000	1,829,528
Harris County-Houston Sports Authority Senior Lien, Refunding, Revenue Bonds, Series A, 5.000%, due 11/15/29	1,000,000	1,032,626
Houston Airport System, Refunding, Revenue Bonds, Series B, 5.000%, due 07/01/29	2,000,000	2,273,598
Katy Independent School District, CIB, Refunding, GO Bonds, Series A, 3.000%, due 02/15/32	2,375,000	2,419,695
North Texas Tollway Authority, North Texas Tollway System, Refunding, Revenue Bonds, Series A, 5.000%, due 01/01/34	2,775,000	2,890,592
Plano Independent School District, GO Bonds[2] 5.000%, due 02/15/43	1,000,000	1,134,712
State of Texas, Refunding, GO Bonds, Series B, 4.000%, due 08/01/31	250,000	259,117
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health, Refunding, Revenue Bonds 5.000%, due 11/15/32	1,000,000	1,071,251
University of Houston, Refunding, Revenue Bonds, Series C, 5.000%, due 02/15/29	2,000,000	2,152,501
West Travis County Public Utility Agency, Refunding, Revenue Bonds, BAM 5.000%, due 08/15/30	1,000,000	1,107,848
		21,488,916
Virginia—0.9%
Hampton Roads Transportation Accountability Commission Senior Lien, Revenue Bonds, Series A, 5.000%, due 07/01/26	1,000,000	1,091,763
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Revenue Bonds 5.000%, due 12/31/42	1,000,000	1,052,337
		2,144,100
	Face amount	Value
Municipal bonds—(concluded)
Washington—4.2%
Energy Northwest, Series A, 5.000%, due 07/01/35	$1,250,000	$1,494,173
Grant County Public Utility District No. 2 Electric, Refunding, Revenue Bonds, Series R,[1] 2.000%, due 01/01/44	1,000,000	969,795
Port of Seattle, Intermediate Lien, Revenue Bonds, AMT 5.000%, due 04/01/28	2,500,000	2,745,771
Port of Seattle, Revenue Bonds, AMT, Series C, 5.000%, due 04/01/32	1,955,000	2,007,842
State of Washington, Series R-2022-C, 4.000%, due 07/01/36	1,500,000	1,599,248
Washington State Housing Finance Commission, Revenue Bonds, Series A-1, 3.500%, due 12/20/35	975,930	919,698
		9,736,527
Wisconsin—1.7%
Public Finance Authority KU, Campus Development Corp. project, University of Kansas, Revenue Bonds 5.000%, due 03/01/34	1,500,000	1,598,053
Public Finance Authority, Duke Energy Progress LLC, Refunding, Revenue Bonds[1] 3.700%, due 10/01/46	2,330,000	2,417,815
		4,015,868
Total municipal bonds (cost—$229,067,196)		224,759,737
	Number of shares
Short-term investments—1.8%
Investment companies—1.8%
State Street Institutional U.S. Government Money Market Fund, 4.180%[3] (cost—$4,030,108)	4,030,108	4,030,108
Total investments (cost—$233,097,304)—99.4%		228,789,845
Other assets in excess of liabilities—0.6%		1,479,010
Net assets—100.0%		$230,268,855

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE Municipal Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$224,759,737	$—	$224,759,737
Short-term investments	—	4,030,108	—	4,030,108
Total	$—	$228,789,845	$—	$228,789,845

At January 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

1  Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

2  Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

3  Rates shown reflect yield at January 31, 2023.

See accompanying notes to financial statements.

PACE Global Fixed Income Investments

Performance

For the six-months ended January 31, 2023, the Portfolio's Class P shares returned -0.78% before the deduction of the maximum PACE Select program fee.1 In comparison, the Bloomberg Global Aggregate Index (the "benchmark") returned -1.63%, and the Bloomberg Global Aggregate ex-USD 50% Hedged Index returned -1.15%. (Returns for all share classes over various time periods are shown in the "Performance at a glance" table on page 91. Please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.) For a detailed commentary on the market environment in general during the reporting period, please refer to page 3.

Subadvisor's comments2

The Portfolio outperformed its benchmark during the reporting period. This was driven by positive contributions from duration, sector allocation/security selection and currency positioning. On the downside, eurozone duration positioning detracted from performance. The Portfolio was tactically positioned overweight Germany duration in November 2022, which was a headwind for returns in the midst of a global rally in duration during the month.

The positioning in duration was the largest contributor to results, as we were positioned underweight US duration at the start of the reporting period. This was switched to an overweight due to attractive valuations and slowing inflation. The overweight contributed in January 2023, as US Treasuries rallied due to declining inflation. The Portfolio was positioned underweight Japan duration due to our view that 10-year yields could move higher should the Bank of Japan (BoJ) tweak its Yield Curve Control (YCC) policy. This contributed to performance as the widening of the YCC band by the BoJ drove a selloff in 10-year yields.

In terms of sectors, the Portfolio was positioned overweight agency mortgages. This contributed to returns, as agency mortgage-backed securities staged a rebound as a moderation in interest rate volatility, a broader risk-on tone, and falling interest rates supported the sector.

Within currency overlay, the Portfolio was positioned with a bearish bias to the US dollar through most of the period, primarily against the euro given an increased hawkish stance from the European Central Bank and improvement in euro fundamentals driven by lower energy prices. This contributed to performance as overweight US dollar positions held by a broad spectrum of market participants were unwound in November and December 2022. An overweight Japanese yen versus the US dollar, initiated in December 2022, also contributed as a widening of the yield curve control band by the BoJ led to a rally in the yen.

1  Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%, which, if included, would have reduced performance. Class P shares held through other advisory programs also may be subject to a program fee, which, if included, would have reduced performance.

2  Performance is discussed on a gross-of-fees basis—meaning that no fees or expenses are reflected when discussed at the level of a subadvisor's sleeve (or subadvisors' sleeves, if applicable). Alternatively, performance at the overall Portfolio level is shown net of fees, which does factor in fees and expenses associated with the Portfolio.

PACE Select Advisors Trust – PACE Global Fixed Income Investments

Investment Manager:

UBS Asset Management (Americas) Inc. ("UBS AM")

Investment Subadvisor:

J.P. Morgan Investment Management, Inc. ("J.P. Morgan")

Portfolio Management Team:

UBS AM: Mabel Lung, CFA, Gina Toth, CFA, Fred Lee, CFA, David Kelly and Christopher Andersen, CFA

J.P. Morgan: Iain Stealey, CFA, Linda Raggi, CFA and Myles Bradshaw, CFA

Objective:

High total return

Investment process:

The subadvisor utilizes a strategy that involves investing

primarily in global fixed income securities either directly

or through the use of financial derivative instruments where appropriate.

PACE Global Fixed Income Investments

Subadvisor's comments2 – concluded

We utilized derivatives over the period for hedging and efficient portfolio management purposes. The main types of financial derivative contracts we use are bond futures and foreign exchange currency forwards contracts. This allows us to implement our strategy, including hedging or implementing currency overlay. Overall, the use of derivatives was beneficial to our portfolio management process.

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

Special considerations

The Portfolio may be appropriate for long-term investors seeking high total return and who are able to withstand short-term fluctuations in the fixed income markets in return for potentially higher returns over the long term. The yield and value of the Portfolio change every day and can be affected by changes in interest rates, general market conditions, and other political, social and economic developments, as well as specific matters relating to the issuers in which the Portfolio invests. It is important to note that an investment in the Portfolio is only one component of a balanced investment plan. The value of the Portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. These risks are greater for investments in emerging markets than in more developed countries.

PACE Global Fixed Income Investments

Performance at a glance (unaudited)

Average annual total returns for periods ended 01/31/23	6 months	1 year	5 years	10 years
Before deducting maximum sales charge
Class A1	(0.79)%	(11.18)%	(1.25)%	(0.45)%
Class Y2	(0.80)	(11.15)	(1.10)	(0.28)%
Class P3	(0.78)	(10.99)	(1.07)	(0.26)%
After deducting maximum sales charge
Class A1	(4.46)	(14.54)	(2.01)	(0.83)%
Bloomberg Global Aggregate Index[4]	(1.63)	(11.71)	(1.25)	(0.02)%
Bloomberg Global Aggregate ex USD 50% Hedged Index[5]	(1.15)	(14.18)	(2.99)	(1.20)%

Most recent calendar quarter-end returns (unaudited)

Average annual total returns for periods ended 12/31/22	6 months	1 year	5 years	10 years
Before deducting maximum sales charge
Class A1	(2.51)%	(15.66)%	(1.72)%	(0.90)%
Class Y2	(2.41)	(15.56)	(1.57)	(0.73)
Class P3	(2.39)	(15.58)	(1.54)	(0.71)
After deducting maximum sales charge
Class A1	(6.17)	(18.80)	(2.47)	(1.28)

The annualized gross and net expense ratios, respectively, for each class of shares as in the prospectuses dated November 28, 2022 were as follows: Class A—1.18% and 1.03%; Class Y—1.03% and 0.87%; and Class P—0.98% and 0.84%. Net expenses reflect fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses. The Portfolio and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the Portfolio's ordinary total operating expenses of each class through November 30, 2023 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, trustee elections, as well as other matters related to shareholder meetings (unless specifically agreed by UBS AM) and extraordinary expenses) would not exceed Class A—1.03%; Class Y—0.87%; and Class P—0.84%. The Portfolio has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the Portfolio's expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the Portfolio's board at any time and also will terminate automatically upon the expiration or termination of the Portfolio's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

1  Maximum sales charge for Class A shares is 3.75%. Class A shares bear ongoing 12b-1 service fees of 0.25% annually.

2  The Portfolio offers Class Y shares to a limited group of eligible investors, including certain qualifying retirement plans. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.

3  Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee, which, if included, would have reduced performance.

4  The Bloomberg Global Aggregate Index is an unmanaged broad-based, market capitalization-weighted index which is designed to measure the broad investment-grade global fixed income markets for US and non-US government, government-related, corporate and securitized sectors. Investors should note that indices do not reflect the deduction of fees and expenses.

5  The Bloomberg Global Aggregate ex USD 50% Hedged Index, is an index which provides a broad-based measure of the global investment grade fixed income markets excluding US dollar-denominated debt and provides 50% of its currency exposure in the US dollar. The other major currency exposures in this index are the Euro, the Japanese yen and, to a lesser extent, the British pound and the Canadian dollar. The two major components of this index are the Pan-European Aggregate and the Asian-Pacific Aggregate indices. The index also includes Canadian, Euro-yen, and other non-USD-denominated investment grade aggregate index eligible securities not already in the indices already noted. Investors should note that indices do not reflect the deduction of fees and expenses.

Prior to August 3, 2015, a 1% redemption fee was imposed on sales or exchanges of any class of shares of the Portfolio made during the specified holding period.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com/us-mutualfundperformance.

PACE Global Fixed Income Investments

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of January 31, 2023

Characteristics
Weighted average duration	5.77 yrs.
Weighted average maturity	8.18 yrs.
Average coupon	3.34%
Top ten holdings
FNMA, 3.000% due 04/01/52	4.4%
Spain Government Bonds, 0.800% due 07/30/29	3.9
Italy Buoni Poliennali Del Tesoro, 3.850% due 12/15/29	3.7
European Union, 1.000% due 07/06/32	3.6
Korea Treasury Bonds, 3.000% due 09/10/24	2.2
FNMA, 3.500% due 04/01/52	2.1
Mexican Bonos, 7.750% due 05/29/31	2.0
China Government Bonds, 2.750% due 02/17/32	2.0
European Stability Mechanism, 0.750% due 03/15/27	2.0
Italy Buoni Poliennali Del Tesoro, 2.500% due 12/01/32	1.9
Total	27.8%
Top five issuer breakdown by country or territory of origin
United States	37.0%
Supranationals	9.3
Spain	6.8
United Kingdom	6.7
Italy	6.2
Total	66.0%
Investments by type of issuer
Government and other public issuers	60.4%
Banks and other financial institutions	27.8
Industrial	11.5
Investment companies	0.7
Liabilities in excess of other assets	(0.4)
Total	100.0%

1  The portfolio is actively managed and its composition will vary over time.

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount		Value
Asset-backed securities—1.0%
Ireland—1.0%
Bluemountain Euro CLO DAC, Series 2021-2A, Class A, 3 mo. Euribor + 1.000%, 3.288%, due 10/15/35[1,2]	EUR	430,000	$452,758
Invesco Euro CLO, Series 6A, Class A, 3 mo. Euribor + 0.940%, 3.228%, due 07/15/34[1,2]	EUR	621,000	653,208
Neuberger Berman Loan Advisers Euro CLO 2 DAC, Series 2021-2A, Class A, 3 mo. Euribor + 1.030%, 3.318%, due 04/15/34[1,2]	EUR	480,000	505,956
Rockfield Park CLO DAC, Series 1A, Class A1, 3 mo. Euribor + 0.900%, 3.188%, due 07/16/34[1,2]	EUR	670,000	705,871
Total asset-backed securities (cost—$2,598,195)			2,317,793
Corporate bonds—33.8%
Australia—1.3%
Westpac Banking Corp. 1.079%, due 04/05/27[3]	EUR	2,950,000	2,926,768
Belgium—0.1%
KBC Group NV (fixed, converts to FRN on 01/19/28), 5.796%, due 01/19/29[1,2]	USD	200,000	202,951
Brazil—0.2%
Braskem Netherlands Finance BV 4.500%, due 01/31/30[1]	USD	429,000	376,319
Canada—3.6%
Bank of Montreal 0.125%, due 01/26/27[3]	EUR	3,100,000	2,977,279
5.203%, due 02/01/28	USD	485,000	494,596
Emera U.S. Finance LP 2.639%, due 06/15/31	USD	360,000	293,329
Fortis, Inc. 3.055%, due 10/04/26	USD	926,000	869,424
Nutrien Ltd. 5.900%, due 11/07/24	USD	152,000	154,411
5.950%, due 11/07/25	USD	261,000	268,830
Toronto-Dominion Bank 0.864%, due 03/24/27[3]	EUR	2,950,000	2,912,009
			7,969,878
China—0.2%
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.500%, due 05/11/31	USD	410,000	336,149
3.250%, due 05/11/41	USD	240,000	177,870
			514,019
	Face amount		Value
Corporate bonds—(continued)
Denmark—0.3%
Danske Bank A/S (fixed, converts to FRN on 09/11/25), 1.621%, due 09/11/26[1,2]	USD	830,000	$745,929
Finland—0.4%
Nordea Bank Abp 4.750%, due 09/22/25[1]	USD	935,000	934,282
France—3.7%
BPCE SA 0.500%, due 02/24/27[3]	EUR	100,000	95,378
4.625%, due 09/12/28[1]	USD	352,000	336,934
5.700%, due 10/22/23[1]	USD	1,910,000	1,908,918
(fixed, converts to FRN on 01/18/26), 5.975%, due 01/18/27[1,2]	USD	520,000	526,595
Credit Agricole SA 0.375%, due 04/20/28[3]	EUR	100,000	91,131
(fixed, converts to FRN on 04/22/25), 1.000%, due 04/22/26[2,3]	EUR	200,000	204,025
5.301%, due 07/12/28[1]	USD	790,000	806,544
Societe Generale SA (fixed, converts to FRN on 01/21/25), 2.226%, due 01/21/26[1,2]	USD	1,275,000	1,191,107
2.625%, due 10/16/24[1]	USD	1,006,000	959,415
(fixed, converts to FRN on 06/09/31), 2.889%, due 06/09/32[1,2]	USD	409,000	331,885
4.000%, due 01/12/27[1]	USD	355,000	339,012
(fixed, converts to FRN on 01/10/28), 6.446%, due 01/10/29[1,2]	USD	540,000	560,153
(fixed, converts to FRN on 01/10/33), 6.691%, due 01/10/34[1,2]	USD	300,000	320,644
TotalEnergies SE (fixed, converts to FRN on 04/04/24), 1.750%, due 04/04/24[2,3,4]	EUR	525,000	546,782
			8,218,523
Germany—2.5%
Commerzbank AG (fixed, converts to FRN on 12/05/25), 4.000%, due 12/05/30[2,3]	EUR	800,000	837,500
Deutsche Bank AG (fixed, converts to FRN on 09/18/23), 2.222%, due 09/18/24[2]	USD	240,000	234,935
(fixed, converts to FRN on 01/18/28), 6.720%, due 01/18/29[2]	USD	150,000	157,835
Kreditanstalt fuer Wiederaufbau 0.125%, due 01/09/32[3]	EUR	4,600,000	3,947,704
Volkswagen International Finance NV (fixed, converts to FRN on 06/17/25), 3.500%, due 06/17/25[2,3,4]	EUR	200,000	204,658
Volkswagen Leasing GmbH 0.625%, due 07/19/29[3]	EUR	200,000	173,833
			5,556,465

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount		Value
Corporate bonds—(continued)
Indonesia—0.1%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.450%, due 05/21/28[3]	USD	202,000	$203,475
Ireland—1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.650%, due 10/29/24	USD	288,000	269,436
2.450%, due 10/29/26	USD	500,000	449,800
4.875%, due 01/16/24	USD	160,000	159,092
6.500%, due 07/15/25	USD	150,000	152,745
Avolon Holdings Funding Ltd. 2.875%, due 02/15/25[1]	USD	385,000	361,067
4.250%, due 04/15/26[1]	USD	1,105,000	1,049,351
Bank of Ireland Group PLC (fixed, converts to FRN on 09/16/25), 6.253%, due 09/16/26[1,2]	USD	310,000	312,434
			2,753,925
Italy—0.7%
Enel Finance International NV 5.000%, due 06/15/32[1]	USD	400,000	381,145
Intesa Sanpaolo SpA 7.000%, due 11/21/25[1]	USD	200,000	206,535
(fixed, converts to FRN on 01/11/27), 7.750%, due 01/11/27[2,3,4]	EUR	800,000	860,999
			1,448,679
Japan—0.7%
Mitsubishi UFJ Financial Group, Inc. (fixed, converts to FRN on 09/12/24), 5.063%, due 09/12/25[2]	USD	615,000	614,248
Mizuho Financial Group, Inc. (fixed, converts to FRN on 09/13/27), 5.414%, due 09/13/28[2]	USD	465,000	475,298
Sumitomo Mitsui Financial Group, Inc. 5.520%, due 01/13/28	USD	435,000	448,846
			1,538,392
Mexico—0.5%
Petroleos Mexicanos 6.500%, due 03/13/27	USD	1,200,000	1,130,730
Netherlands—0.0%†
Cooperatieve Rabobank UA (fixed, converts to FRN on 12/01/26), 0.375%, due 12/01/27[2,3]	EUR	100,000	95,329
Spain—0.8%
Banco Santander SA (fixed, converts to FRN on 06/30/23), 0.701%, due 06/30/24[2]	USD	1,200,000	1,175,016
5.294%, due 08/18/27	USD	600,000	602,401
			1,777,417
	Face amount		Value
Corporate bonds—(continued)
Switzerland—0.8%
Credit Suisse AG 4.750%, due 08/09/24	USD	1,185,000	$1,161,369
Credit Suisse Group AG (fixed, converts to FRN on 04/01/30), 4.194%, due 04/01/31[1,2]	USD	270,000	228,739
(fixed, converts to FRN on 11/15/32), 9.016%, due 11/15/33[1,2]	USD	250,000	280,793
			1,670,901
United Kingdom—5.4%
BAT Capital Corp. 4.540%, due 08/15/47	USD	235,000	179,034
Eversholt Funding PLC 6.359%, due 12/02/25[3]	GBP	301,000	384,701
Gatwick Funding Ltd. 6.125%, due 03/02/26[3]	GBP	100,000	127,312
Heathrow Funding Ltd. 6.450%, due 12/10/31[3]	GBP	350,000	462,393
6.750%, due 12/03/26[3]	GBP	478,000	618,366
HSBC Holdings PLC (fixed, converts to FRN on 08/17/23), 0.732%, due 08/17/24[2]	USD	570,000	554,727
(fixed, converts to FRN on 11/22/26), 2.251%, due 11/22/27[2]	USD	810,000	727,047
(fixed, converts to FRN on 05/18/23), 3.950%, due 05/18/24[2]	USD	970,000	965,650
(fixed, converts to FRN on 08/11/27), 5.120%, due 08/11/28[2]	USD	295,000	296,426
(fixed, converts to FRN on 08/11/32), 5.402%, due 08/11/33[2]	USD	332,000	331,564
(fixed, converts to FRN on 11/03/25), 7.336%, due 11/03/26[2]	USD	800,000	844,400
NatWest Group PLC (fixed, converts to FRN on 03/22/24), 4.269%, due 03/22/25[2]	USD	380,000	375,097
(fixed, converts to FRN on 11/10/25), 7.472%, due 11/10/26[2]	USD	1,645,000	1,740,124
NGG Finance PLC (fixed, converts to FRN on 09/05/27), 2.125%, due 09/05/82[2,3]	EUR	143,000	132,532
Santander UK Group Holdings PLC (fixed, converts to FRN on 01/10/28), 6.534%, due 01/10/29[2]	USD	425,000	443,464
(fixed, converts to FRN on 11/21/25), 6.833%, due 11/21/26[2]	USD	1,784,000	1,846,548
Standard Chartered PLC (fixed, converts to FRN on 09/23/26), 1.200%, due 09/23/31[2,3]	EUR	200,000	188,158
(fixed, converts to FRN on 01/12/27), 2.608%, due 01/12/28[1,2]	USD	343,000	307,585
(fixed, converts to FRN on 01/09/26), 6.170%, due 01/09/27[1,2]	USD	818,000	835,305
(fixed, converts to FRN on 01/09/28), 6.301%, due 01/09/29[1,2]	USD	626,000	651,453
			12,011,886

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount		Value
Corporate bonds—(continued)
United States—11.2%
AbbVie, Inc. 4.050%, due 11/21/39	USD	310,000	$279,308
4.250%, due 11/21/49	USD	201,000	179,928
AES Corp. 1.375%, due 01/15/26	USD	460,000	414,707
Air Lease Corp. 5.300%, due 02/01/28	USD	586,000	585,030
5.850%, due 12/15/27	USD	338,000	344,960
Alabama Power Co. 3.750%, due 09/01/27	USD	435,000	425,382
Alexander Funding Trust 1.841%, due 11/15/23[1]	USD	655,000	631,519
Amazon.com, Inc. 4.700%, due 12/01/32[5]	USD	225,000	230,333
Ameren Illinois Co. 5.900%, due 12/01/52	USD	40,000	46,498
AmerisourceBergen Corp. 2.800%, due 05/15/30	USD	76,000	66,774
Amgen, Inc. 3.150%, due 02/21/40	USD	198,000	154,815
4.200%, due 02/22/52	USD	115,000	98,285
AT&T, Inc. 4.350%, due 03/01/29	USD	280,000	275,211
Bank of America Corp. (fixed, converts to FRN on 02/04/27), 2.551%, due 02/04/28[2]	USD	795,000	725,620
(fixed, converts to FRN on 10/20/31), 2.572%, due 10/20/32[2]	USD	600,000	496,108
(fixed, converts to FRN on 01/20/26), 5.080%, due 01/20/27[2]	USD	895,000	898,289
Boeing Co. 5.805%, due 05/01/50	USD	95,000	96,985
Charter Communications Operating LLC/Charter Communications Operating Capital 5.250%, due 04/01/53	USD	290,000	243,538
Cheniere Energy Partners LP 3.250%, due 01/31/32	USD	385,000	321,410
4.500%, due 10/01/29	USD	440,000	412,773
Citigroup, Inc. (fixed, converts to FRN on 03/17/32), 3.785%, due 03/17/33[2]	USD	190,000	172,127
(fixed, converts to FRN on 04/23/28), 4.035%, due 04/23/29[2]	USD	290,000	277,105
(fixed, converts to FRN on 09/29/25), 5.610%, due 09/29/26[2]	USD	458,000	465,353
Columbia Pipeline Group, Inc. 4.500%, due 06/01/25	USD	730,000	723,600
Comcast Corp. 5.350%, due 11/15/27	USD	380,000	395,902
5.500%, due 11/15/32	USD	430,000	462,896
Commonwealth Edison Co. 5.300%, due 02/01/53	USD	147,000	156,637
ConocoPhillips Co. 4.025%, due 03/15/62	USD	320,000	276,114
	Face amount		Value
Corporate bonds—(continued)
United States—(continued)
Consolidated Edison Co. of New York, Inc. 6.150%, due 11/15/52	USD	150,000	$174,121
Constellation Energy Generation LLC 6.250%, due 10/01/39	USD	175,000	188,649
Continental Resources, Inc. 2.268%, due 11/15/26[1]	USD	260,000	231,096
Dell International LLC/EMC Corp. 5.750%, due 02/01/33	USD	386,000	385,697
Diamondback Energy, Inc. 6.250%, due 03/15/33	USD	205,000	218,173
Edison International 2.950%, due 03/15/23	USD	163,000	162,500
Energy Transfer LP 5.550%, due 02/15/28	USD	402,000	408,524
5.750%, due 02/15/33	USD	495,000	508,711
Entergy Arkansas LLC 5.150%, due 01/15/33	USD	140,000	145,488
Enterprise Products Operating LLC 5.350%, due 01/31/33	USD	310,000	322,208
EQT Corp. 7.000%, due 02/01/30[6]	USD	230,000	244,630
Freeport-McMoRan, Inc. 4.375%, due 08/01/28	USD	185,000	176,264
5.400%, due 11/14/34	USD	430,000	427,889
Gilead Sciences, Inc. 4.600%, due 09/01/35	USD	35,000	34,773
Global Payments, Inc. 5.950%, due 08/15/52	USD	532,000	525,375
Goldman Sachs Group, Inc. (fixed, converts to FRN on 10/21/26), 1.948%, due 10/21/27[2]	USD	280,000	250,636
HCA, Inc. 3.500%, due 09/01/30	USD	380,000	340,605
4.125%, due 06/15/29	USD	600,000	570,314
4.625%, due 03/15/52[1]	USD	175,000	147,608
5.500%, due 06/15/47	USD	355,000	337,542
Healthpeak Properties, Inc. 5.250%, due 12/15/32	USD	271,000	276,378
Kinder Morgan, Inc. 5.200%, due 06/01/33	USD	240,000	239,156
Kraft Heinz Foods Co. 4.625%, due 10/01/39	USD	154,000	141,732
4.875%, due 10/01/49	USD	263,000	245,985
Medtronic Global Holdings SCA 1.500%, due 07/02/39	EUR	100,000	76,783
Morgan Stanley (fixed, converts to FRN on 10/21/24), 1.164%, due 10/21/25[2]	USD	560,000	521,853
(fixed, converts to FRN on 01/28/26), 5.050%, due 01/28/27[2]	USD	800,000	802,778
(fixed, converts to FRN on 02/01/28), 5.123%, due 02/01/29[2]	USD	340,000	343,789
(fixed, converts to FRN on 01/19/33), 5.948%, due 01/19/38[2]	USD	275,000	281,029
(fixed, converts to FRN on 10/16/25), 6.138%, due 10/16/26[2]	USD	465,000	479,026

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount		Value
Corporate bonds—(concluded)
United States—(concluded)
National Rural Utilities Cooperative Finance Corp. 5.450%, due 10/30/25	USD	198,000	$201,891
Oracle Corp. 6.250%, due 11/09/32	USD	590,000	641,304
Ovintiv, Inc. 6.500%, due 02/01/38	USD	97,000	101,092
Pacific Gas & Electric Co. 6.150%, due 01/15/33	USD	210,000	215,846
6.750%, due 01/15/53	USD	143,000	149,782
Public Service Co. of Oklahoma 5.250%, due 01/15/33	USD	190,000	196,709
QUALCOMM, Inc. 6.000%, due 05/20/53	USD	310,000	355,590
Raytheon Technologies Corp. 3.950%, due 08/16/25	USD	22,000	21,708
Sabine Pass Liquefaction LLC 4.500%, due 05/15/30	USD	590,000	572,710
5.000%, due 03/15/27	USD	280,000	280,517
San Diego Gas & Electric Co., Series UUU, 3.320%, due 04/15/50	USD	80,000	61,191
Southern Co. Gas Capital Corp., Series 20-A, 1.750%, due 01/15/31	USD	220,000	176,911
T-Mobile USA, Inc. 5.650%, due 01/15/53	USD	175,000	182,563
Target Corp. 4.800%, due 01/15/53	USD	187,000	188,938
Thermo Fisher Scientific, Inc. 4.950%, due 11/21/32	USD	290,000	304,236
Truist Financial Corp. (fixed, converts to FRN on 01/26/33), 5.122%, due 01/26/34[2]	USD	140,000	141,876
Vistra Operations Co. LLC 3.700%, due 01/30/27[1]	USD	209,000	194,568
Warnermedia Holdings, Inc. 4.054%, due 03/15/29[1]	USD	460,000	422,193
4.279%, due 03/15/32[1]	USD	195,000	173,541
WEC Energy Group, Inc. 5.000%, due 09/27/25	USD	123,000	123,643
Zoetis, Inc. 5.600%, due 11/16/32	USD	905,000	974,082
			24,747,410
Total corporate bonds (cost—$74,080,696)			74,823,278
Mortgage-backed securities—4.4%
Spain—0.5%
Bankinter 10 FTA, Series 10, Class A2, 3 mo. Euribor + 0.160%, 2.223%, due 06/21/43[2,3]	EUR	665,761	716,498
	Face amount		Value
Mortgage-backed securities—(continued)
Spain—(concluded)
Fondo de Titulizacion de Activos Santander Hipotecario 2, Series 2, Class A, 3 mo. Euribor + 0.150%, 2.484%, due 01/18/49[2,3]	EUR	444,502	$473,194
			1,189,692
United Kingdom—1.1%
Finsbury Square PLC, Series 2020-1A, Class A, Sterling Overnight Index Average + 0.800%, 4.171%, due 03/16/70[1,2]	GBP	186,840	230,358
Series 2020-2A, Class A, Sterling Overnight Index Average + 1.300%, 4.671%, due 06/16/70[1,2]	GBP	146,009	180,114
Gemgarto PLC, Series 2021-1A, Class A, Sterling Overnight Index Average + 0.590%, 3.961%, due 12/16/67[1,2]	GBP	404,024	492,191
Lanark Master Issuer PLC, Series 2020-1A, Class 2A, Sterling Overnight Index Average + 0.570%, 3.796%, due 12/22/69[1,2]	GBP	369,000	455,360
Silverstone Master Issuer PLC, Series 2022-1A, Class 1A, Secured Overnight Financing Rate + 0.380%, 4.684%, due 01/21/70[1,2]	USD	280,000	278,833
Series 2022-1A, Class 2A, Sterling Overnight Index Average + 0.290%, 3.719%, due 01/21/70[1,2]	GBP	600,000	734,921
			2,371,777
United States—2.8%
Angel Oak Mortgage Trust, Series 2020-1, Class A1, 2.466%, due 12/25/59[1,7]	USD	98,901	93,800
BANK, Series 2019-BN19, Class A3, 3.183%, due 08/15/61	USD	870,000	793,920
Series 2019-BN24, Class A3, 2.960%, due 11/15/62	USD	440,000	396,060
BX Trust, Series 2021-LBA, Class AJV, 1 mo. USD LIBOR + 0.800%, 5.260%, due 02/15/36[1,2]	USD	761,148	736,653
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class C, 4.432%, due 11/15/50[7]	USD	360,000	309,797

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount		Value
Mortgage-backed securities—(concluded)
United States—(concluded)
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B, 4.573%, due 09/10/58[7]	USD	470,000	$441,268
COMM Mortgage Trust, Series 2014-UBS4, Class A5, 3.694%, due 08/10/47	USD	810,000	787,069
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class C, 4.921%, due 01/15/49[7]	USD	320,000	286,297
GS Mortgage Securities Trust, Series 2015-GC30, Class A3, 3.119%, due 05/10/50	USD	979,640	936,886
Series 2017-GS6, Class C, 4.322%, due 05/10/50[7]	USD	350,000	305,411
OBX Trust, Series 2020-EXP1, Class 2A1, 1 mo. USD LIBOR + 0.750%, 5.256%, due 02/25/60[1,2]	USD	100,751	92,935
Series 2023-NQM1, Class A1, 6.120%, due 11/25/62[1,7]	USD	249,570	251,271
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.275%, due 02/25/50[1,7]	USD	18,540	17,844
UBS Commercial Mortgage Trust, Series 2018-C11, Class B, 4.713%, due 06/15/51[7]	USD	440,000	392,588
Verus Securitization Trust, Series 2020-1, Class A1, 2.417%, due 01/25/60[1,6]	USD	85,118	80,798
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class C, 3.910%, due 05/15/45[7]	USD	300,000	295,930
			6,218,527
Total mortgage-backed securities (cost—$10,711,382)			9,779,996
Non-U.S. government agency obligations—38.2%
Australia—0.8%
Australia Government Bonds 1.250%, due 05/21/32	AUD	1,400,000	809,922
3.000%, due 03/21/47[3]	AUD	800,000	479,707
Queensland Treasury Corp. 1.750%, due 08/21/31[3]	AUD	690,000	404,152
			1,693,781
Bermuda—0.4%
Bermuda Government International Bonds 4.750%, due 02/15/29[1]	USD	910,000	911,024
Canada—1.9%
Hydro-Quebec 6.500%, due 02/15/35	CAD	750,000	706,208
Province of British Columbia Canada 2.800%, due 06/18/48	CAD	300,000	183,208
Province of Ontario Canada 2.700%, due 06/02/29	CAD	1,672,000	1,202,727
	Face amount		Value
Non-U.S. government agency obligations—(continued)
Canada—(concluded)
Province of Quebec Canada 2.300%, due 09/01/29	CAD	1,754,000	$1,229,204
5.000%, due 12/01/41	CAD	1,100,000	935,705
			4,257,052
China—3.6%
China Government Bonds 2.750%, due 02/17/32	CNY	30,000,000	4,380,645
4.290%, due 05/22/29[3]	CNY	17,000,000	2,696,249
4.500%, due 05/22/34[3]	CNY	6,000,000	984,710
			8,061,604
Colombia—0.2%
Colombia Government International Bonds 7.500%, due 02/02/34	USD	410,000	405,695
France—2.2%
Caisse d'Amortissement de la Dette Sociale 0.450%, due 01/19/32[3]	EUR	2,800,000	2,432,020
0.600%, due 11/25/29[3]	EUR	2,700,000	2,516,033
			4,948,053
Hungary—0.3%
Hungary Government International Bonds 6.125%, due 05/22/28[1]	USD	531,000	549,850
Italy—5.6%
Italy Buoni Poliennali Del Tesoro 2.500%, due 12/01/32[3]	EUR	4,480,000	4,243,609
3.850%, due 12/15/29[3]	EUR	7,450,000	8,087,121
			12,330,730
Japan—1.9%
Japan Government Thirty Year Bonds 1.400%, due 09/20/52	JPY	571,750,000	4,194,620
Mexico—2.2%
Mexican Bonos 7.750%, due 05/29/31	MXN	89,000,000	4,459,772
Mexico Government International Bonds 6.350%, due 02/09/35	USD	468,000	496,782
			4,956,554
Morocco—0.2%
Morocco Government International Bonds 2.375%, due 12/15/27[1]	USD	340,000	298,350
3.000%, due 12/15/32[1]	USD	267,000	213,266
			511,616
Romania—0.5%
Romania Government International Bonds 6.625%, due 02/17/28[1]	USD	324,000	335,745
6.625%, due 09/27/29[3]	EUR	208,000	232,459
6.625%, due 09/27/29[1]	EUR	450,000	502,663
			1,070,867

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount		Value
Non-U.S. government agency obligations—(concluded)
Saudi Arabia—0.3%
Saudi Government International Bonds 4.750%, due 01/18/28[1]	USD	290,000	$293,335
5.000%, due 01/18/53[1]	USD	260,000	247,650
			540,985
South Africa—0.7%
Republic of South Africa Government Bonds 8.875%, due 02/28/35	ZAR	31,610,000	1,567,619
South Korea—2.2%
Korea Treasury Bonds 3.000%, due 09/10/24	KRW	5,964,350,000	4,806,421
Spain—5.4%
Spain Government Bonds 0.800%, due 07/30/29	EUR	9,100,000	8,601,350
2.550%, due 10/31/32[3]	EUR	3,350,000	3,422,890
			12,024,240
Supranationals—9.4%
Banque Ouest Africaine de Developpement 2.750%, due 01/22/33[1]	EUR	227,000	189,924
4.700%, due 10/22/31[3]	USD	850,000	750,125
European Financial Stability Facility 0.050%, due 10/17/29[3]	EUR	2,800,000	2,534,330
2.375%, due 06/21/32[3]	EUR	2,400,000	2,488,623
European Stability Mechanism 0.750%, due 03/15/27[3]	EUR	4,293,000	4,298,759
European Union 1.000%, due 07/06/32[3]	EUR	8,650,000	7,943,188
1.625%, due 12/04/29[3]	EUR	2,500,000	2,514,486
			20,719,435
Turkey—0.2%
Turkey Government International Bonds 9.875%, due 01/15/28	USD	426,000	437,182
United Kingdom—0.2%
United Kingdom Gilt 1.250%, due 07/31/51[3]	GBP	700,000	492,428
Total non-U.S. government agency obligations (cost—$84,568,215)			84,479,756
U.S. government agency obligations—16.8%
United States—16.8%
FHLMC 2.500%, due 11/01/51	USD	1,085,762	964,520
FNMA 2.500%, due 12/01/51	USD	816,614	724,498
	Face amount		Value
U.S. government agency obligations—(concluded)
United States—(concluded)
3.000%, due 08/01/51	USD	2,074,159	$1,904,235
3.000%, due 04/01/52	USD	10,664,978	9,684,402
3.500%, due 10/01/51	USD	2,284,286	2,181,011
3.500%, due 04/01/52	USD	5,032,953	4,751,235
3.500%, due 05/01/58	USD	1,442,060	1,384,293
4.000%, due 01/01/50	USD	3,576,114	3,529,374
4.500%, due 08/01/52	USD	3,136,876	3,097,481
5.000%, due 08/01/52	USD	1,204,104	1,208,464
GNMA II 4.000%, due 10/20/52	USD	2,789,565	2,709,841
4.500%, due 08/20/52	USD	2,569,862	2,551,129
5.000%, due 09/20/52	USD	1,237,706	1,245,941
GNMA II TBA 5.500%	USD	650,000	660,549
UMBS TBA 5.500%	USD	650,000	660,290
Total U.S. government agency obligations (cost—$38,079,813)			37,257,263
U.S. Treasury obligations—5.5%
United States—5.5%
U.S. Treasury Bonds 1.750%, due 08/15/41	USD	2,440,000	1,777,578
1.875%, due 11/15/51	USD	2,925,000	2,007,738
2.250%, due 02/15/52	USD	2,134,700	1,603,860
2.875%, due 05/15/52	USD	4,200,000	3,619,219
3.000%, due 08/15/52	USD	2,290,000	2,026,292
4.000%, due 11/15/42	USD	310,000	320,366
U.S. Treasury Notes 3.875%, due 11/30/29	USD	760,000	773,656
Total U.S. Treasury obligations (cost—$14,197,198)			12,128,709
	Number of shares
Short-term investments—0.7%
Investment companies—0.7%
State Street Institutional U.S. Government Money Market Fund, 4.180%[8] (cost—$1,533,675)		1,533,675	1,533,675
Total investments (cost—$225,769,174)—100.4%			222,320,470
Liabilities in excess of other assets—(0.4)%			(866,815)
Net assets—100.0%			$221,453,655

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Interest rate futures buy contracts:
41	EUR	German Euro Buxl 30 Year Futures	March 2023	$7,127,294	$6,418,535	$(708,759)
1	EUR	Mid-Term Euro-OAT Futures	March 2023	143,266	142,982	(284)
24	GBP	United Kingdom Long Gilt Bond Futures	March 2023	3,086,102	3,092,283	6,181
U.S. Treasury futures buy contracts:
121	USD	U.S. Treasury Note 10 Year Futures	March 2023	$13,856,923	$13,856,391	$(532)
42	USD	U.S. Treasury Note 2 Year Futures	March 2023	8,641,244	8,637,234	(4,010)
72	USD	U.S. Treasury Note 5 Year Futures	March 2023	7,871,065	7,865,437	(5,628)
2	USD	Ultra U.S. Treasury Bond Futures	March 2023	282,535	283,500	965
Total				$41,008,429	$40,296,362	$(712,067)
Interest rate futures sell contracts:
107	EUR	German Euro Bobl Futures	March 2023	$(13,765,551)	$(13,644,932)	$120,619
153	EUR	German Euro Bund Futures	March 2023	(22,792,011)	(22,757,818)	34,193
208	EUR	German Euro Schatz Index Futures	March 2023	(23,953,820)	(23,911,828)	41,992
5	JPY	Japan Government Bond 10 Year Futures	March 2023	(5,603,328)	(5,629,777)	(26,449)
U.S. Treasury futures sell contracts:
1	USD	U.S. Long Bond Futures	March 2023	$(131,467)	$(129,875)	$1,592
79	USD	Ultra U.S. Treasury Note 10 Year Futures	March 2023	(9,593,754)	(9,575,047)	18,707
Total				$(75,839,931)	$(75,649,277)	$190,654
Net unrealized appreciation (depreciation)						$(521,413)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	EUR	197,453	USD	215,198	02/22/23	$254
BB	USD	267,378	EUR	245,446	02/22/23	(189)
BNP	THB	14,505,513	USD	444,409	02/22/23	4,056
BNP	USD	1,145,823	CZK	25,473,015	02/22/23	17,436
BNP	USD	193,718	EUR	180,970	02/22/23	3,282
BNP	USD	285,317	HUF	105,640,433	02/22/23	6,257
BNP	USD	341,244	ILS	1,165,259	02/22/23	(3,469)
BNP	USD	342,217	NZD	534,542	02/22/23	3,390
BNP	USD	817,367	PLN	3,549,457	02/22/23	850
BNP	USD	158,677	RON	726,166	02/22/23	1,661
BNP	USD	833,911	SEK	8,641,507	02/22/23	(6,632)
BNP	USD	1,047,980	SGD	1,383,751	02/22/23	5,702
BNP	USD	416,042	ZAR	7,018,019	02/22/23	(13,420)
BOA	EUR	8,660,456	USD	9,375,622	02/22/23	(51,989)
CITI	CNY	1,483,683	USD	220,037	02/22/23	159
CITI	EUR	386,230	PLN	1,824,550	02/22/23	151
CITI	NZD	1,305,892	CAD	1,127,572	02/22/23	3,244
CITI	USD	1,168,726	AUD	1,670,301	02/22/23	11,211
CITI	USD	6,544,736	CNY	43,928,662	02/22/23	(34,621)

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
CITI	USD	422,325	EUR	387,840	02/22/23	$(129)
CITI	USD	25,247,012	JPY	3,230,189,602	02/22/23	(363,533)
CITI	USD	323,497	NOK	3,187,922	02/22/23	(3,824)
GS	CHF	384,574	SEK	4,312,570	02/22/23	(8,119)
GS	EUR	773,841	USD	838,960	02/22/23	(3,428)
GS	JPY	79,592,214	USD	615,536	02/22/23	2,404
GS	MXN	42,826,826	USD	2,251,246	02/22/23	(15,064)
GS	SEK	4,276,100	CHF	385,231	02/22/23	12,330
GS	SGD	552,648	CNY	2,838,122	02/22/23	(221)
GS	USD	2,499,985	THB	82,116,998	02/22/23	(7,107)
HSBC	JPY	1,500,000	USD	11,552	02/22/23	(4)
HSBC	USD	1,935,779	CAD	2,592,378	02/22/23	12,840
MSCI	EUR	15,300,000	USD	16,712,559	02/22/23	57,267
MSCI	JPY	9,143,639	USD	70,518	02/22/23	81
MSCI	MXN	4,126,005	USD	213,849	02/22/23	(4,491)
MSCI	USD	1,088,674	CHF	1,008,311	02/22/23	15,077
MSCI	USD	4,515,100	CNY	30,553,070	02/22/23	12,786
MSCI	USD	544,440	DKK	3,725,726	02/22/23	818
MSCI	USD	273,039	EUR	250,000	02/22/23	(894)
RBC	USD	464,209	EUR	430,000	02/22/23	3,881
RBC	USD	3,774,416	GBP	3,042,387	02/22/23	(21,972)
SCB	USD	36,923	EUR	33,928	02/22/23	10
SSC	EUR	200,000	USD	217,436	02/22/23	(280)
SSC	USD	3,258,652	EUR	2,996,615	02/22/23	3,406
TD	USD	869,537	GBP	710,489	02/22/23	6,772
Net unrealized appreciation (depreciation)						$(354,061)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Asset-backed securities	$—	$2,317,793	$—	$2,317,793
Corporate bonds	—	74,823,278	—	74,823,278
Mortgage-backed securities	—	9,779,996	—	9,779,996
Non-U.S. government agency obligations	—	84,479,756	—	84,479,756
U.S. government agency obligations	—	37,257,263	—	37,257,263
U.S. Treasury obligations	—	12,128,709	—	12,128,709
Short-term investments	—	1,533,675	—	1,533,675

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2023 (unaudited)

Fair valuation summary—(concluded)

Assets Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Futures contracts	$224,249	$—	$—	$224,249
Forward foreign currency contracts	—	185,325	—	185,325
Total	$224,249	$222,505,795	$—	$222,730,044
Liabilities
Futures contracts	$(745,662)	$—	$—	$(745,662)
Forward foreign currency contracts	—	(539,386)	—	(539,386)
Total	$(745,662)	$(539,386)	$—	$(1,285,048)

At January 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $25,460,298, represented 11.5% of the Portfolio's net assets at period end.

2  Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

3  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4  Perpetual investment. Date shown reflects the next call date.

5  Security, or portion thereof, was on loan at the period end.

6  Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

7  Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

8  Rates shown reflect yield at January 31, 2023.

See accompanying notes to financial statements.

PACE High Yield Investments

Performance

For the six-months ended January 31, 2023, the Portfolio's Class P shares returned 3.31% before the deduction of the maximum PACE Select program fee.1 In comparison, the ICE BofA Global High Yield Index (hedged in USD) (the "benchmark") returned 3.14%. (Returns for all share classes over various time periods are shown in the "Performance at a glance" table on page 104. Please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.) For a detailed commentary on the market environment in general during the reporting period, please refer to page 3.

Subadvisor's comments2

The Portfolio outperformed its benchmark during the reporting period. Positive security selection and overweights in the oil field equipment & services and lease financing sectors, along with an underweight in the real estate development & management sector, contributed the most to performance. The Portfolio's performance was hurt the most by security selection and underweights in the banking and telecommunications wireless sectors. From a ratings perspective, security selection and an overweight in B-rated issuers was the biggest contributor to performance. Additionally, an underweight in BB-rated issuers, as well as an overweight in CCC-rated issuers, contributed to performance.

The market ended January 2023 with a yield-to-worst of 8.21%, an option adjusted spread of 460 basis points (4.60%), and an average price of 88.39. Looking forward, we continue to expect a slower economy in the US given housing weakness and monetary tightening, but it should remain a mild recession thanks to accumulated consumer savings and the strength of certain sectors like energy and travel. European growth seems to be improving as price pressures ease and China's reopening is positive for large European export economies. China's reopening and a softer US dollar are positive for emerging markets. Given slower growth, wage growth, and inflation, we believe the Federal Reserve will pause their rate increases in early 2023 to acknowledge the slowdown, and also to take stock of the significant tightening that has already occurred. Though the European Central Bank is likely a bit behind the Fed in its tightening cycle, we are encouraged by the trends in Europe as well. As this pause comes into focus, we believe high-yield and other risk markets can perform well in 2023. Part of this view is driven by our expectations that, though high-yield default rates are expected to rise from historically low levels, they will remain manageable given generally high credit quality across the asset class, ample liquidity, and limited maturities in the next few years. We do acknowledge that a fair bit of spread tightening has already occurred earlier this year, but with yields over 8% and average prices

1  Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%, which, if included, would have reduced performance. Class P shares held through other advisory programs also may be subject to a program fee, which, if included, would have reduced performance.

2  Performance is discussed on a gross-of-fees basis—meaning that no fees or expenses are reflected when discussed at the level of a subadvisor's sleeve (or subadvisors' sleeves, if applicable). Alternatively, performance at the overall Portfolio level is shown net of fees, which does factor in fees and expenses associated with the Portfolio.

PACE Select Advisors Trust – PACE High Yield Investments

Investment Manager:

UBS Asset Management (Americas) Inc. ("UBS AM")

Investment Subadvisor:

Nomura Corporate Research and Asset Management Inc. ("NCRAM") (NCRAM has retained Nomura Asset Management Singapore Limited "NAM Singapore" and together with NCRAM "Nomura" to serve as a sub-manager to provide certain investment advisory services pursuant to a sub-management contract between NCRAM and NAM Singapore.)

Portfolio Management Team:

UBS AM: Mabel Lung, CFA, Gina Toth, CFA, Fred Lee, CFA, David Kelly and Christopher Andersen, CFA

Nomura: David Crall, CFA, Stephen Kotsen, CFA, Steven Rosenthal, CFA, Eric Torres, Simon Tan, CFA

Objective:

Total return

Investment process:

The subadvisor utilizes a "total return" strategy driven

by credit research and a team effort to generate alpha in high yield.

PACE High Yield Investments

Subadvisor's comments2 – concluded

in the high 80s, we believe that global high-yield offers ample carry (yield) and sufficient discount to provide attractive total returns.

Currency forwards were used during the reporting period to hedge the currency exposure of the Portfolio into US dollars. The use of currency forwards had a slight negative impact on performance.

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

Special considerations

The Portfolio may be appropriate for long-term investors seeking total return and who are able to withstand short-term fluctuations in the fixed income markets in return for potentially higher returns over the long term. The Portfolio seeks to achieve its objective by investing primarily in a professionally managed, diversified portfolio of fixed income securities rated below investment grade or considered to be of comparable quality (commonly referred to as "junk bonds"). These securities are subject to higher risks than investment grade securities, including greater price volatility and a greater risk of loss of principal and nonpayment of interest. Issuers of such securities are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities. The value of the Portfolio changes every day and can be affected by changes in interest rates, general market conditions and other political, social and economic developments, as well as specific matters relating to the issuers in which the Portfolio invests. In addition, investments in foreign bonds involve special risks. It is important to note that an investment in the Portfolio is only one component of a balanced investment plan.

PACE High Yield Investments

Performance at a glance (unaudited)

Average annual total returns for periods ended 01/31/23	6 months	1 year	5 years	10 years or inception
Before deducting maximum sales charge
Class A1	3.32%	(5.65)%	1.99%	3.42%
Class Y2	3.31	(5.60)	2.18	3.64
Class P3	3.31	(5.55)	2.13	3.59
Class P2[5]	3.67	(4.94)	—	(6.43)
After deducting maximum sales charge
Class A1	(0.59)	(9.21)	1.21	3.03
ICE BofA Global High Yield Index (Hedged in USD)[4]	3.14	(5.59)	2.47	4.26

Most recent calendar quarter-end returns (unaudited)

Average annual total returns for periods ended 12/31/22	6 months	1 year	5 years	10 years or inception
Before deducting maximum sales charge
Class A1	4.23%	(11.46)%	1.30%	3.15%
Class Y2	4.34	(11.30)	1.49	3.37
Class P3	4.35	(11.37)	1.46	3.33
Class P2[5]	4.68	(10.78)	—	(9.67)
After deducting maximum sales charge
Class A1	0.36	(14.80)	0.53	2.76

The annualized gross and net expense ratios, respectively, for each class of shares as in the prospectuses dated November 28, 2022 were as follows: Class A—1.16% and 1.06%; Class Y—0.86% and 0.86%; Class P—1.01% and 0.91%; and P2—0.85% and 0.47%. Net expenses reflect fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses. The Portfolio and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the Portfolio's ordinary total operating expenses of each class through November 30, 2023 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, trustee elections, as well as other matters related to shareholder meetings (unless specifically agreed by UBS AM) and extraordinary expenses) would not exceed Class A—1.06%; Class Y—0.88%; and Class P—0.91%. The Portfolio has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the Portfolio's expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The Portfolio and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated through November 30, 2023 with respect to Class P2 to waive (i) its management fees in an amount equal to the portion of the management fees UBS AM retains after payment by UBS AM of any sub-advisory fees, and (ii) its administrative services fees in an amount equal to the portion of the administrative services fees UBS AM retains after payment by UBS AM of any sub-administration fees and charges paid to third parties. These fee waiver/ expense reimbursement agreements may be terminated by the Portfolio's board at any time and also will terminate automatically upon the expiration or termination of the Portfolio's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive, if applicable.

1  Maximum sales charge for Class A shares is 3.75%. Class A shares bear ongoing 12b-1 service fees of 0.25% annually.

2  The Portfolio offers Class Y shares to a limited group of eligible investors, including certain qualifying retirement plans. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.

3  Class P and Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P and Class P2 shares held through advisory programs may be subject to a program fee, which, if included, would have reduced performance.

4  The ICE BofA Global High Yield Index (hedged in USD) is an unmanaged index which covers US dollar, Canadian dollar, British pound and Euro denominated below investment-grade corporate debt publicly issued in the major domestic or eurobond markets. Securities must have at least 18 months before final maturity at the time of issuance and have at least one year remaining to final maturity. Callable perpetuals, original issue zero-coupon bonds, eurodollar bonds and 144A securities (with and without registration rights), as well as pay-in-kind securitiies, are included in the index. Contingent capital securities ("cocos") are excluded from the index, but capital securities where conversion can be mandated by a regulatory authority but with no specific trigger are included. Investors should note that indices do not reflect the deduction of fees and expenses. Effective June 30, 2022, the ICE BofA Global High Yield Index changed its methodology to incorporate a transaction cost element which could affect the performance information for periods following the effective date of this change.

5  Inception date of Class P2 of PACE High Yield Investments is September 15, 2021.

Prior to August 3, 2015, a 1% redemption fee was imposed on sales or exchanges of any class of shares of the Portfolio made during the specified holding period.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com/us-mutualfundperformance.

PACE High Yield Investments

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of January 31, 2023

Characteristics
Weighted average duration	4.07	yrs
Weighted average maturity	5.58	yrs
Average coupon	5.68%
Top ten fixed income holdings
Carnival Corp., 5.750% due 03/01/27	0.8%
Carnival Corp., 7.625% due 03/01/26	0.5
Teva Pharmaceutical Finance Netherlands III BV, 6.000% due 04/15/24	0.5
Petroleos Mexicanos, 6.875% due 10/16/25	0.4
Petroleos Mexicanos, 6.500% due 06/02/41	0.4
Petroleos Mexicanos, 7.690% due 01/23/50	0.4
CCO Holdings LLC/CCO Holdings Capital Corp., 4.750% due 02/01/32	0.4
Aeropuertos Dominicanos Siglo XXI SA, 6.750% due 03/30/29	0.4
Ecopetrol SA, 5.375% due 06/26/26	0.3
Transportadora de Gas del Sur SA, 6.750% due 05/02/25	0.4
Total	4.5%
Top five issuer breakdown by country or territory of origin
United States	56.4%
Mexico	3.8
United Kingdom	3.8
Luxembourg	3.0
France	2.8
Total	69.8%
Credit rating[2]
BB-	16.2
BB+	14.7
B	13.9
B+	12.8
Not rated	10.6
BB	9.9
B-	6.7
CCC+	4.8
CCC	3.1
BBB	2.7
BBB-	2.5
CCC-	0.4
CC	0.3
D	0.2
BBB+	0.1
A	0.0
C	0.0
Cash equivalents and other assets less liabilities	1.1
Total	100.0%

1  The portfolio is actively managed and its composition will vary over time.

2  Credit ratings shown are based on the ratings assigned to portfolio holdings by Standard & Poor's Financial Services LLC, an independent rating agency.

PACE High Yield Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—97.0%
Advertising—0.7%
Clear Channel Outdoor Holdings, Inc. 5.125%, due 08/15/27[2]		225,000	$204,067
7.500%, due 06/01/29[2]		125,000	101,875
7.750%, due 04/15/28[2]		200,000	170,146
Lamar Media Corp. 3.750%, due 02/15/28		25,000	22,692
4.000%, due 02/15/30		150,000	133,500
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.250%, due 01/15/29[2]		125,000	107,455
4.625%, due 03/15/30[2]		200,000	171,782
5.000%, due 08/15/27[2]		225,000	206,969
Summer BC Holdco A SARL 9.250%, due 10/31/27[3]	EUR	157,684	139,053
Summer BC Holdco B SARL 5.750%, due 10/31/26[3]	EUR	275,000	269,443
			1,526,982
Aerospace & defense—1.3%
Bombardier, Inc. 6.000%, due 02/15/28[2]		150,000	142,258
7.125%, due 06/15/26[2]		25,000	24,940
7.500%, due 02/01/29[2]		75,000	74,927
7.875%, due 04/15/27[2]		450,000	449,616
Egmv13793 10.000%, due 04/19/26[4,5]	EUR	89,810	0
Howmet Aerospace, Inc. 5.950%, due 02/01/37		225,000	227,115
Rolls-Royce PLC 1.625%, due 05/09/28[3]	EUR	250,000	219,292
5.750%, due 10/15/27[3]	GBP	150,000	176,282
Spirit AeroSystems, Inc. 4.600%, due 06/15/28		75,000	63,038
7.500%, due 04/15/25[2]		150,000	150,516
9.375%, due 11/30/29[2]		100,000	108,677
TransDigm, Inc. 4.625%, due 01/15/29		225,000	202,986
4.875%, due 05/01/29		100,000	90,231
5.500%, due 11/15/27		675,000	644,609
7.500%, due 03/15/27		150,000	151,168
Triumph Group, Inc. 6.250%, due 09/15/24[2]		50,000	48,261
7.750%, due 08/15/25		75,000	63,707
8.875%, due 06/01/24[2]		58,000	58,870
			2,896,493
Agriculture—0.4%
Camposol SA 6.000%, due 02/03/27[2]		300,000	174,525
Darling Ingredients, Inc. 5.250%, due 04/15/27[2]		75,000	73,144
6.000%, due 06/15/30[2]		125,000	124,375
MHP Lux SA 6.250%, due 09/19/29[3]		500,000	235,312
	Face amount[1]		Value
Corporate bonds—(continued)
Agriculture—(concluded)
Tereos Finance Groupe I SA 7.250%, due 04/15/28[2]	EUR	150,000	$162,869
			770,225
Airlines—1.2%
Air Canada 3.875%, due 08/15/26[2]		25,000	23,125
Air France-KLM 1.875%, due 01/16/25[3]	EUR	100,000	100,290
3.875%, due 07/01/26[3]	EUR	400,000	393,005
Allegiant Travel Co. 7.250%, due 08/15/27[2]		50,000	48,881
American Airlines, Inc. 11.750%, due 07/15/25[2]		275,000	306,090
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500%, due 04/20/26[2]		250,000	245,081
5.750%, due 04/20/29[2]		200,000	193,444
Delta Air Lines, Inc. 7.375%, due 01/15/26		75,000	78,063
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.750%, due 10/20/28[2]		50,000	48,716
Gol Finance SA 7.000%, due 01/31/25[3]		430,000	221,531
8.000%, due 06/30/26[3]		450,000	307,912
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd. 5.750%, due 01/20/26[2]		125,000	119,374
Transportes Aereos Portugueses SA 5.625%, due 12/02/24[2]	EUR	100,000	104,357
5.625%, due 12/02/24[3]	EUR	200,000	208,713
United Airlines Holdings, Inc. 5.000%, due 02/01/24		16,000	15,912
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.875%, due 10/15/27		37,727	38,175
United Airlines, Inc. 4.375%, due 04/15/26[2]		50,000	47,467
4.625%, due 04/15/29[2]		150,000	136,816
			2,636,952
Apparel—0.3%
Crocs, Inc. 4.125%, due 08/15/31[2]		175,000	145,535
CT Investment GmbH 5.500%, due 04/15/26[3]	EUR	425,000	410,193
IM Group SAS 6.625%, due 03/01/25[3]	EUR	100,000	106,215
Kontoor Brands, Inc. 4.125%, due 11/15/29[2]		75,000	64,873
			726,816
Auto manufacturers—2.0%
Allison Transmission, Inc. 4.750%, due 10/01/27[2]		75,000	71,117

PACE High Yield Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Auto manufacturers—(concluded)
Ford Motor Co. 3.250%, due 02/12/32		225,000	$178,575
4.750%, due 01/15/43		300,000	234,184
5.291%, due 12/08/46		400,000	329,892
6.100%, due 08/19/32		100,000	98,125
9.625%, due 04/22/30		200,000	235,420
Ford Motor Credit Co. LLC 2.700%, due 08/10/26		200,000	178,500
2.748%, due 06/14/24	GBP	400,000	469,518
3.250%, due 09/15/25	EUR	100,000	104,629
3.625%, due 06/17/31		600,000	499,057
3.815%, due 11/02/27		200,000	180,500
4.000%, due 11/13/30		200,000	174,628
4.535%, due 03/06/25	GBP	150,000	178,455
5.113%, due 05/03/29		600,000	568,624
7.350%, due 11/04/27		200,000	209,750
Jaguar Land Rover Automotive PLC 4.500%, due 01/15/26[3]	EUR	125,000	125,126
4.500%, due 07/15/28[3]	EUR	100,000	87,999
5.875%, due 01/15/28[2]		200,000	170,082
7.750%, due 10/15/25[2]		200,000	197,000
Mclaren Finance PLC 7.500%, due 08/01/26[2]		200,000	147,000
Wabash National Corp. 4.500%, due 10/15/28[2]		25,000	21,936
			4,460,117
Auto parts & equipment—1.9%
Adient Global Holdings Ltd. 3.500%, due 08/15/24[3]	EUR	175,000	185,050
Clarios Global LP 6.750%, due 05/15/25[2]		42,000	42,255
Clarios Global LP/Clarios U.S. Finance Co. 6.250%, due 05/15/26[2]		25,000	24,835
8.500%, due 05/15/27[2]		25,000	24,900
Dana Financing Luxembourg Sarl 3.000%, due 07/15/29[3]	EUR	275,000	241,983
Dana, Inc. 4.500%, due 02/15/32		25,000	21,088
Dealer Tire LLC/DT Issuer LLC 8.000%, due 02/01/28[2]		75,000	69,062
Dornoch Debt Merger Sub, Inc. 6.625%, due 10/15/29[2]		275,000	206,481
Faurecia SE 2.750%, due 02/15/27[3]	EUR	100,000	96,235
3.750%, due 06/15/28[3]	EUR	350,000	335,375
Goodyear Europe BV 2.750%, due 08/15/28[3]	EUR	125,000	109,245
Goodyear Tire & Rubber Co. 5.000%, due 05/31/26		75,000	72,562
5.000%, due 07/15/29		150,000	132,140
5.250%, due 04/30/31		25,000	21,388
5.250%, due 07/15/31		350,000	295,673
9.500%, due 05/31/25		75,000	77,413
	Face amount[1]		Value
Corporate bonds—(continued)
Auto parts & equipment—(concluded)
IHO Verwaltungs GmbH 3.625% Cash or 4.375% PIK, 3.625%, due 05/15/25[3,6]	EUR	675,000	$690,134
3.750% Cash or 4.500% PIK, 3.750%, due 09/15/26[3,6]	EUR	100,000	97,572
Metalsa S A P I de C.V 3.750%, due 05/04/31[3]		200,000	160,662
Nemak SAB de C.V 2.250%, due 07/20/28[3]	EUR	325,000	288,577
2.250%, due 07/20/28[2]	EUR	125,000	110,991
Nemak SAB de CV 3.625%, due 06/28/31[3]		200,000	160,650
Schaeffler AG 3.375%, due 10/12/28[3]	EUR	100,000	97,894
Standard Profil Automotive GmbH 6.250%, due 04/30/26[3]	EUR	225,000	150,239
TI Automotive Finance PLC 3.750%, due 04/15/29[3]	EUR	275,000	230,204
Titan International, Inc. 7.000%, due 04/30/28		75,000	72,245
ZF Finance GmbH 2.750%, due 05/25/27[3]	EUR	100,000	95,466
3.000%, due 09/21/25[3]	EUR	100,000	103,038
			4,213,357
Banks—3.3%
Banco de Bogota SA 6.250%, due 05/12/26[3]		500,000	494,156
Banco de Credito Social Cooperativo SA (fixed, converts to FRN on 03/09/27), 1.750%, due 03/09/28[3,7]	EUR	200,000	175,600
Banco de Sabadell SA 1.125%, due 03/27/25[3]	EUR	200,000	202,231
1.750%, due 05/10/24[3]	EUR	100,000	105,528
Banco do Brasil SA 3.250%, due 09/30/26[3]		500,000	460,562
Banco Industrial SA (fixed, converts to FRN on 01/29/26), 4.875%, due 01/29/31[2,7]		150,000	140,138
Bank of America Corp., Series DD, (fixed, converts to FRN on 03/10/26), 6.300%, due 03/10/26[7,8]		175,000	177,047
Series JJ, (fixed, converts to FRN on 06/20/24), 5.125%, due 06/20/24[7,8]		75,000	72,938
Barclays PLC (fixed, converts to FRN on 06/15/25), 7.125%, due 06/15/25[7,8]	GBP	200,000	239,789
(fixed, converts to FRN on 06/15/24), 8.000%, due 06/15/24[7,8]		200,000	199,250
CaixaBank SA (fixed, converts to FRN on 06/13/24), 6.750%, due 06/13/24[3,7,8]	EUR	400,000	429,858

PACE High Yield Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Banks—(concluded)
Citigroup, Inc., Series T, (fixed, converts to FRN on 08/15/26), 6.250%, due 08/15/26[7,8]		125,000	$125,818
Series V, (fixed, converts to FRN on 01/30/25), 4.700%, due 01/30/25[7,8]		200,000	182,735
Commerzbank AG (fixed, converts to FRN on 12/05/25), 4.000%, due 12/05/30[3,7]	EUR	100,000	104,688
(fixed, converts to FRN on 12/06/27), 6.500%, due 12/06/32[3,7]	EUR	300,000	333,465
Deutsche Bank AG (fixed, converts to FRN on 06/24/27), 4.000%, due 06/24/32[3,7]	EUR	400,000	401,423
Freedom Mortgage Corp. 6.625%, due 01/15/27[2]		325,000	270,439
7.625%, due 05/01/26[2]		75,000	65,939
Goldman Sachs Group, Inc., Series R, (fixed, converts to FRN on 02/10/25), 4.950%, due 02/10/25[7,8]		75,000	71,967
HDFC Bank Ltd. (fixed, converts to FRN on 02/25/27), 3.700%, due 08/25/26[3,7,8]		200,000	174,500
Intesa Sanpaolo SpA 2.925%, due 10/14/30[3]	EUR	250,000	224,667
3.928%, due 09/15/26[3]	EUR	500,000	539,013
Inversiones Atlantida SA 7.500%, due 05/19/26[2]		200,000	181,100
Itau Unibanco Holding SA (fixed, converts to FRN on 11/21/24), 4.500%, due 11/21/29[3,7]		200,000	191,000
JPMorgan Chase & Co., Series HH, (fixed, converts to FRN on 02/01/25), 4.600%, due 02/01/25[7,8]		75,000	70,500
Series S, (fixed, converts to FRN on 02/01/24), 6.750%, due 02/01/24[7,8]		200,000	202,016
Kasikornbank PCL (fixed, converts to FRN on 10/14/25), 5.275%, due 10/14/25[3,7,8]		200,000	193,112
Turkiye Vakiflar Bankasi TAO 8.125%, due 03/28/24[2]		250,000	250,047
UniCredit SpA (fixed, converts to FRN on 09/23/24), 2.000%, due 09/23/29[3,7]	EUR	600,000	609,409
(fixed, converts to FRN on 01/15/27), 2.731%, due 01/15/32[3,7]	EUR	325,000	308,229
			7,197,164
Beverages—0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.250%, due 04/27/29[2]		650,000	620,126
	Face amount[1]		Value
Corporate bonds—(continued)
Beverages—(concluded)
Primo Water Holdings, Inc. 3.875%, due 10/31/28[3]	EUR	356,000	$338,531
4.375%, due 04/30/29[2]		150,000	130,836
Triton Water Holdings, Inc. 6.250%, due 04/01/29[2]		100,000	79,376
			1,168,869
Biotechnology—0.0%†
Grifols Escrow Issuer SA 3.875%, due 10/15/28[3]	EUR	100,000	92,089
Building materials—1.8%
Builders FirstSource, Inc. 4.250%, due 02/01/32[2]		250,000	215,062
5.000%, due 03/01/30[2]		100,000	93,239
6.375%, due 06/15/32[2]		325,000	318,185
Cemex SAB de CV 3.875%, due 07/11/31[2]		200,000	168,250
(fixed, converts to FRN on 09/08/26), 5.125%, due 06/08/26[2,7,8]		200,000	183,500
5.450%, due 11/19/29[2]		200,000	192,215
5.450%, due 11/19/29[3]		200,000	192,215
Compact Bidco BV 5.750%, due 05/01/26[3]	EUR	225,000	169,164
5.750%, due 05/01/26[2]	EUR	200,000	150,368
Griffon Corp. 5.750%, due 03/01/28		250,000	236,605
James Hardie International Finance DAC 3.625%, due 10/01/26[2]	EUR	150,000	153,699
3.625%, due 10/01/26[3]	EUR	325,000	333,015
JELD-WEN, Inc. 4.625%, due 12/15/25[2]		50,000	44,250
6.250%, due 05/15/25[2]		75,000	71,854
MIWD Holdco II LLC/MIWD Finance Corp. 5.500%, due 02/01/30[2]		75,000	62,360
New Enterprise Stone & Lime Co., Inc. 5.250%, due 07/15/28[2]		125,000	115,069
9.750%, due 07/15/28[2]		150,000	142,243
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.500%, due 04/15/30[2]		100,000	89,500
PGT Innovations, Inc. 4.375%, due 10/01/29[2]		125,000	107,841
Smyrna Ready Mix Concrete LLC 6.000%, due 11/01/28[2]		275,000	251,080
Standard Industries, Inc. 4.375%, due 07/15/30[2]		175,000	149,602
4.750%, due 01/15/28[2]		25,000	23,429
5.000%, due 02/15/27[2]		125,000	118,455
Summit Materials LLC/Summit Materials Finance Corp. 5.250%, due 01/15/29[2]		100,000	93,899
6.500%, due 03/15/27[2]		50,000	49,845
Victoria PLC 3.625%, due 08/24/26[3]	EUR	100,000	87,961

PACE High Yield Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Building materials—(concluded)
West China Cement Ltd. 4.950%, due 07/08/26[3]		200,000	$177,106
			3,990,011
Chemicals—2.8%
ASP Unifrax Holdings, Inc. 7.500%, due 09/30/29[2]		25,000	18,003
Avient Corp. 5.750%, due 05/15/25[2]		100,000	98,966
7.125%, due 08/01/30[2]		125,000	125,931
Braskem Netherlands Finance BV (fixed, converts to FRN on 01/23/26), 8.500%, due 01/23/81[3,7]		300,000	306,337
Chemours Co. 4.625%, due 11/15/29[2]		75,000	62,664
5.375%, due 05/15/27		25,000	23,112
5.750%, due 11/15/28[2]		75,000	68,344
Consolidated Energy Finance SA 5.000%, due 10/15/28[2]	EUR	450,000	433,417
Cornerstone Chemical Co. 6.750%, due 08/15/24[2]		50,000	39,750
Herens Midco Sarl 5.250%, due 05/15/29[3]	EUR	200,000	147,581
Innophos Holdings, Inc. 9.375%, due 02/15/28[2]		100,000	98,606
Iris Holdings, Inc. 8.750% Cash or 9.500% PIK, 8.750%, due 02/15/26[2,6]		125,000	108,635
Italmatch Chemicals SpA 10.000%, due 02/06/28[2]	EUR	125,000	138,047
Lune Holdings Sarl 5.625%, due 11/15/28[3]	EUR	325,000	299,442
Methanex Corp. 5.125%, due 10/15/27		75,000	71,438
Minerals Technologies, Inc. 5.000%, due 07/01/28[2]		100,000	91,450
Monitchem HoldCo 2 SA 9.500%, due 09/15/26[3]	EUR	325,000	334,774
NOVA Chemicals Corp. 4.250%, due 05/15/29[2]		50,000	42,874
5.000%, due 05/01/25[2]		50,000	48,083
5.250%, due 06/01/27[2]		75,000	69,756
OCP SA 3.750%, due 06/23/31[2]		200,000	168,500
6.875%, due 04/25/44[3]		500,000	481,250
Olin Corp. 5.000%, due 02/01/30		75,000	70,890
5.625%, due 08/01/29		150,000	145,971
Olympus Water U.S. Holding Corp. 3.875%, due 10/01/28[3]	EUR	100,000	93,081
5.375%, due 10/01/29[3]	EUR	175,000	148,401
6.250%, due 10/01/29[2]		200,000	165,994
Polar US Borrower LLC/Schenectady International Group, Inc. 6.750%, due 05/15/26[2]		125,000	56,250
	Face amount[1]		Value
Corporate bonds—(continued)
Chemicals—(concluded)
Sasol Financing USA LLC 5.500%, due 03/18/31		300,000	$260,970
5.875%, due 03/27/24		300,000	295,785
SCIH Salt Holdings, Inc. 4.875%, due 05/01/28[2]		150,000	132,000
6.625%, due 05/01/29[2]		175,000	149,660
SCIL IV LLC/SCIL USA Holdings LLC 4.375%, due 11/01/26[3]	EUR	100,000	96,479
5.375%, due 11/01/26[2]		200,000	183,312
SPCM SA 2.625%, due 02/01/29[3]	EUR	225,000	209,752
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.125%, due 04/01/29[2]		240,000	172,897
5.375%, due 09/01/25[2]		250,000	218,750
Tronox, Inc. 4.625%, due 03/15/29[2]		175,000	149,625
WR Grace Holdings LLC 4.875%, due 06/15/27[2]		125,000	115,975
5.625%, due 08/15/29[2]		125,000	104,187
			6,046,939
Coal—0.1%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 3.000%, due 03/15/24[4,5,9]		550,000	5,500
Indika Energy Capital IV Pte Ltd. 8.250%, due 10/22/25[2]		300,000	298,500
Murray Energy Corp. 0.000%, due 04/15/24[2,4,5,10]		1,268,693	0
			304,000
Commercial services—4.3%
ADT Security Corp. 4.125%, due 08/01/29[2]		100,000	89,025
4.875%, due 07/15/32[2]		150,000	133,854
Adtalem Global Education, Inc. 5.500%, due 03/01/28[2]		131,000	121,932
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.000%, due 06/01/29[2]		200,000	160,920
6.625%, due 07/15/26[2]		300,000	288,825
9.750%, due 07/15/27[2]		275,000	262,625
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl 3.625%, due 06/01/28[2]	EUR	250,000	225,584
4.625%, due 06/01/28[2]		200,000	171,766
4.875%, due 06/01/28[3]	GBP	100,000	101,710
Alta Equipment Group, Inc. 5.625%, due 04/15/26[2]		75,000	70,283
AMN Healthcare, Inc. 4.000%, due 04/15/29[2]		475,000	412,029
4.625%, due 10/01/27[2]		50,000	46,379
APi Group DE, Inc. 4.125%, due 07/15/29[2]		175,000	151,489

PACE High Yield Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Commercial services—(continued)
APX Group, Inc. 5.750%, due 07/15/29[2]		150,000	$129,760
Arena Luxembourg Finance Sarl 1.875%, due 02/01/28[2]	EUR	100,000	89,788
1.875%, due 02/01/28[3]	EUR	125,000	112,235
ASGN, Inc. 4.625%, due 05/15/28[2]		250,000	228,076
Atlantia SpA 1.875%, due 02/12/28[3]	EUR	300,000	280,742
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.750%, due 04/01/28[2]		50,000	43,942
5.375%, due 03/01/29[2]		250,000	223,500
5.750%, due 07/15/27[2]		25,000	23,490
Carriage Services, Inc. 4.250%, due 05/15/29[2]		75,000	61,706
DP World Salaam (fixed, converts to FRN on 01/01/26), 6.000%, due 10/01/25[3,7,8]		300,000	300,187
EC Finance PLC 3.000%, due 10/15/26[3]	EUR	350,000	344,830
eHi Car Services Ltd. 7.000%, due 09/21/26[3]		200,000	146,962
Graham Holdings Co. 5.750%, due 06/01/26[2]		100,000	98,750
HealthEquity, Inc. 4.500%, due 10/01/29[2]		75,000	67,147
Hertz Corp. 3.000%, due 01/15/28[2]		50,000	3,750
4.625%, due 12/01/26[2]		25,000	22,250
5.000%, due 12/01/29[2]		250,000	204,375
Kapla Holding SAS 3.375%, due 12/15/26[3]	EUR	150,000	146,220
La Financiere Atalian SASU 4.000%, due 05/15/24[3]	EUR	225,000	214,644
5.125%, due 05/15/25[3]	EUR	250,000	181,554
6.625%, due 05/15/25[3]	GBP	100,000	80,752
Loxam SAS 4.500%, due 02/15/27[3]	EUR	100,000	102,868
Metis Merger Sub LLC 6.500%, due 05/15/29[2]		200,000	170,500
Neptune Bidco US, Inc. 9.290%, due 04/15/29[2]		225,000	218,707
NESCO Holdings II, Inc. 5.500%, due 04/15/29[2]		125,000	112,264
Paysafe Finance PLC/Paysafe Holdings US Corp. 4.000%, due 06/15/29[2]		100,000	79,500
PECF USS Intermediate Holding III Corp. 8.000%, due 11/15/29[2]		125,000	95,312
Prime Security Services Borrower LLC/ Prime Finance, Inc. 3.375%, due 08/31/27[2]		50,000	44,368
5.250%, due 04/15/24[2]		75,000	74,227
6.250%, due 01/15/28[2]		75,000	71,130
PROG Holdings, Inc. 6.000%, due 11/15/29[2]		50,000	42,375
	Face amount[1]		Value
Corporate bonds—(continued)
Commercial services—(concluded)
Q-Park Holding I BV 2.000%, due 03/01/27[3]	EUR	175,000	$161,238
2.000%, due 03/01/27[2]	EUR	100,000	92,136
RAC Bond Co. PLC 5.250%, due 11/04/27[2]	GBP	225,000	226,390
5.250%, due 11/04/27[3]	GBP	100,000	100,618
Rekeep SpA 7.250%, due 02/01/26[3]	EUR	275,000	254,121
Sabre GLBL, Inc. 9.250%, due 04/15/25[2]		75,000	76,947
11.250%, due 12/15/27[2]		25,000	26,500
Service Corp. International 3.375%, due 08/15/30		75,000	63,026
4.000%, due 05/15/31		175,000	153,034
5.125%, due 06/01/29		125,000	119,701
Techem Verwaltungsgesellschaft 675 mbH 2.000%, due 07/15/25[3]	EUR	450,000	453,138
United Rentals North America, Inc. 3.750%, due 01/15/32		50,000	43,234
3.875%, due 02/15/31		125,000	110,008
4.000%, due 07/15/30		300,000	270,042
4.875%, due 01/15/28		50,000	48,428
5.250%, due 01/15/30		75,000	72,562
5.500%, due 05/15/27		25,000	24,844
6.000%, due 12/15/29[2]		50,000	50,750
Verisure Holding AB 3.250%, due 02/15/27[3]	EUR	25,000	119,932
7.125%, due 02/01/28[2]	EUR	125,000	136,069
Verisure Midholding AB 5.250%, due 02/15/29[3]	EUR	275,000	246,814
Verscend Escrow Corp. 9.750%, due 08/15/26[2]		125,000	125,435
WASH Multifamily Acquisition, Inc. 5.750%, due 04/15/26[2]		100,000	92,272
Williams Scotsman International, Inc. 4.625%, due 08/15/28[2]		125,000	115,819
6.125%, due 06/15/25[2]		60,000	60,295
			9,495,685
Computers—1.0%
CA Magnum Holdings 5.375%, due 10/31/26[3]		200,000	184,000
Diebold Nixdorf Dutch Holding BV 9.000%, due 07/15/25[2]	EUR	257,000	180,212
Diebold Nixdorf, Inc. 8.500%, due 10/15/26[2]		50,873	26,281
9.375%, due 07/15/25[2]		103,000	67,716
Exela Intermediate LLC/Exela Finance, Inc. 11.500%, due 07/15/26[2]		182,000	21,139
NCR Corp. 5.000%, due 10/01/28[2]		125,000	110,108
5.125%, due 04/15/29[2]		300,000	261,316
5.250%, due 10/01/30[2]		25,000	21,622
5.750%, due 09/01/27[2]		125,000	121,295
6.125%, due 09/01/29[2]		200,000	198,000

PACE High Yield Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Computers—(concluded)
Presidio Holdings, Inc. 4.875%, due 02/01/27[2]		150,000	$139,438
8.250%, due 02/01/28[2]		150,000	144,188
Science Applications International Corp. 4.875%, due 04/01/28[2]		200,000	187,500
Seagate HDD Cayman 4.125%, due 01/15/31		80,000	67,196
9.625%, due 12/01/32[2]		226,125	256,050
Vericast Corp. 11.000%, due 09/15/26[2]		126,250	136,823
			2,122,884
Cosmetics & personal care—0.1%
Edgewell Personal Care Co. 4.125%, due 04/01/29[2]		175,000	152,469
5.500%, due 06/01/28[2]		125,000	118,376
			270,845
Distribution & wholesale—0.3%
American Builders & Contractors Supply Co., Inc. 4.000%, due 01/15/28[2]		50,000	45,554
BCPE Empire Holdings, Inc. 7.625%, due 05/01/27[2]		175,000	163,936
KAR Auction Services, Inc. 5.125%, due 06/01/25[2]		28,000	27,523
Li & Fung Ltd. 5.250%, due 05/03/23[3,8]		200,000	125,464
Resideo Funding, Inc. 4.000%, due 09/01/29[2]		50,000	41,467
Univar Solutions USA, Inc. 5.125%, due 12/01/27[2]		225,000	217,559
			621,503
Diversified financial services—3.6%
4finance SA 10.750%, due 10/26/26	EUR	200,000	190,523
AG Issuer LLC 6.250%, due 03/01/28[2]		150,000	141,750
AG TTMT Escrow Issuer LLC 8.625%, due 09/30/27[2]		25,000	25,794
Ally Financial, Inc., Series B, (fixed, converts to FRN on 05/15/26), 4.700%, due 05/15/26[7,8]		125,000	102,812
B3 SA—Brasil Bolsa Balca 4.125%, due 09/20/31[3]		200,000	173,500
Bracken MidCo1 PLC 6.750% Cash or 7.500% PIK, 6.750%, due 11/01/27[2,6]	GBP	125,000	125,982
Coinbase Global, Inc. 3.375%, due 10/01/28[2]		125,000	80,625
3.625%, due 10/01/31[2]		75,000	43,688
Credito Real SAB de CV 0.000%, due 02/01/27[3,10]	EUR	275,000	24,665
	Face amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(continued)
doValue SpA 3.375%, due 07/31/26[3]	EUR	100,000	$99,849
3.375%, due 07/31/26[2]	EUR	150,000	149,774
5.000%, due 08/04/25[2]	EUR	325,000	347,077
Enact Holdings, Inc. 6.500%, due 08/15/25[2]		250,000	246,250
Garfunkelux Holdco 3 SA 7.750%, due 11/01/25[3]	GBP	225,000	210,124
Global Aircraft Leasing Co. Ltd. 6.500% Cash or 7.250% PIK, 6.500%, due 09/15/24[2,6]		339,557	309,874
International Personal Finance PLC 9.750%, due 11/12/25	EUR	325,000	289,584
Iqera Group SAS 6.500%, due 09/30/24[2]	EUR	100,000	105,454
Jane Street Group/JSG Finance, Inc. 4.500%, due 11/15/29[2]		125,000	111,591
Jefferson Capital Holdings LLC 6.000%, due 08/15/26[2]		150,000	124,833
Jerrold Finco PLC 4.875%, due 01/15/26[3]	GBP	100,000	107,775
5.250%, due 01/15/27[3]	GBP	175,000	182,565
LFS Topco LLC 5.875%, due 10/15/26[2]		50,000	41,362
Midcap Financial Issuer Trust 6.500%, due 05/01/28[2]		200,000	176,000
Motion Finco Sarl 7.000%, due 05/15/25[3]	EUR	150,000	165,135
Muthoot Finance Ltd. 4.400%, due 09/02/23[3]		200,000	196,250
Nationstar Mortgage Holdings, Inc. 5.125%, due 12/15/30[2]		75,000	60,750
5.500%, due 08/15/28[2]		100,000	87,371
5.750%, due 11/15/31[2]		50,000	40,250
6.000%, due 01/15/27[2]		75,000	69,562
Navient Corp. 5.000%, due 03/15/27		231,000	210,807
5.500%, due 03/15/29		250,000	221,250
5.625%, due 08/01/33		150,000	116,266
6.125%, due 03/25/24		275,000	274,354
6.750%, due 06/25/25		125,000	124,711
6.750%, due 06/15/26		200,000	197,018
Newday Bondco PLC 13.250%, due 12/15/26[3]	GBP	203,000	249,330
NFP Corp. 4.875%, due 08/15/28[2]		300,000	261,819
OneMain Finance Corp. 4.000%, due 09/15/30		50,000	39,872
5.375%, due 11/15/29		25,000	21,890
6.625%, due 01/15/28		25,000	24,357
6.875%, due 03/15/25		100,000	99,686
7.125%, due 03/15/26		400,000	397,382
PennyMac Financial Services, Inc. 4.250%, due 02/15/29[2]		175,000	143,822
5.750%, due 09/15/31[2]		75,000	63,037

PACE High Yield Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(concluded)
PRA Group, Inc. 8.375%, due 02/01/28[2]		100,000	$100,507
Provident Funding Associates LP/PFG Finance Corp. 6.375%, due 06/15/25[2]		75,000	70,304
Radian Group, Inc. 4.500%, due 10/01/24		200,000	193,365
4.875%, due 03/15/27		150,000	142,683
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. 3.625%, due 03/01/29[2]		75,000	63,277
3.875%, due 03/01/31[2]		50,000	40,724
4.000%, due 10/15/33[2]		275,000	218,086
SLM Corp. 3.125%, due 11/02/26		250,000	220,800
Synchrony Financial 7.250%, due 02/02/33		75,000	75,096
VistaJet Malta Finance PLC/XO Management Holding, Inc. 6.375%, due 02/01/30[2]		125,000	110,237
7.875%, due 05/01/27[2]		125,000	121,250
World Acceptance Corp. 7.000%, due 11/01/26[2]		125,000	96,562
			7,929,261
Electric—2.6%
Adani Green Energy Ltd. 4.375%, due 09/08/24[3]		300,000	228,000
AES Andres BV 5.700%, due 05/04/28[2]		400,000	353,750
Calpine Corp. 4.500%, due 02/15/28[2]		50,000	46,138
5.000%, due 02/01/31[2]		25,000	21,423
5.125%, due 03/15/28[2]		300,000	271,623
Centrais Eletricas Brasileiras SA 3.625%, due 02/04/25[2]		200,000	189,850
Clean Renewable Power Mauritius Pte Ltd. 4.250%, due 03/25/27[2]		191,000	170,467
4.250%, due 03/25/27[3]		191,000	170,468
Clearway Energy Operating LLC 3.750%, due 01/15/32[2]		50,000	41,219
4.750%, due 03/15/28[2]		50,000	47,160
ContourGlobal Power Holdings SA 3.125%, due 01/01/28[3]	EUR	200,000	181,451
3.125%, due 01/01/28[2]	EUR	100,000	90,726
Electricite de France SA (fixed, converts to FRN on 01/22/26), 5.000%, due 01/22/26[3,7,8]	EUR	300,000	307,284
(fixed, converts to FRN on 01/29/25), 5.375%, due 01/29/25[3,7,8]	EUR	100,000	105,454
Eskom Holdings SOC Ltd. 6.350%, due 08/10/28[3]		400,000	382,500
6.750%, due 08/06/23[3]		410,000	401,646
Instituto Costarricense de Electricidad 6.375%, due 05/15/43[3]		200,000	160,313
6.750%, due 10/07/31[2]		300,000	287,119
	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(concluded)
Investment Energy Resources Ltd. 6.250%, due 04/26/29[2]		200,000	$190,537
Leeward Renewable Energy Operations LLC 4.250%, due 07/01/29[2]		50,000	43,935
Mong Duong Finance Holdings BV 5.125%, due 05/07/29[2]		375,000	333,469
NextEra Energy Operating Partners LP 3.875%, due 10/15/26[2]		125,000	115,938
NRG Energy, Inc. 3.375%, due 02/15/29[2]		125,000	103,341
3.625%, due 02/15/31[2]		25,000	19,803
6.625%, due 01/15/27		46,000	45,790
PG&E Corp. 5.000%, due 07/01/28		175,000	163,984
RRI Energy, Inc. 3.000%, due 06/15/17[4,5,9]		75,000	0
SMC Global Power Holdings Corp. (fixed, converts to FRN on 04/25/24), 6.500%, due 04/25/24[3,7,8]		200,000	184,100
Star Energy Geothermal Wayang Windu Ltd. 6.750%, due 04/24/33[3]		202,700	196,366
Talen Energy Supply LLC 0.000%, due 05/15/27[2,10]		25,000	26,020
0.000%, due 01/15/28[2,10]		100,000	102,250
TransAlta Corp. 7.750%, due 11/15/29		100,000	102,830
Vistra Corp. (fixed, converts to FRN on 12/15/26), 7.000%, due 12/15/26[2,7,8]		150,000	140,250
Vistra Operations Co. LLC 4.375%, due 05/01/29[2]		50,000	43,967
5.500%, due 09/01/26[2]		350,000	340,880
			5,610,051
Electrical components & equipment—0.2%
Belden, Inc. 3.375%, due 07/15/27[3]	EUR	350,000	347,281
Energizer Holdings, Inc. 6.500%, due 12/31/27[2]		50,000	48,762
Senvion Holding GmbH 3.875%, due 10/25/22[3,10]	EUR	400,000	1,087
WESCO Distribution, Inc. 7.250%, due 06/15/28[2]		50,000	51,234
			448,364
Electronics—0.6%
Coherent Corp. 5.000%, due 12/15/29[2]		100,000	90,815
Imola Merger Corp. 4.750%, due 05/15/29[2]		600,000	522,000
Likewize Corp. 9.750%, due 10/15/25[2]		75,000	70,500
Sensata Technologies BV 4.000%, due 04/15/29[2]		400,000	359,000
Sensata Technologies, Inc. 3.750%, due 02/15/31[2]		75,000	63,664

PACE High Yield Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Electronics—(concluded)
TTM Technologies, Inc. 4.000%, due 03/01/29[2]		200,000	$174,750
			1,280,729
Energy-alternate sources—0.5%
Azure Power Solar Energy Pvt Ltd. 5.650%, due 12/24/24[2]		300,000	250,500
Continuum Energy Levanter Pte Ltd. 4.500%, due 02/09/27[2]		193,500	173,183
Cullinan Holdco Scsp 4.625%, due 10/15/26[2]	EUR	100,000	97,133
Greenko Power II Ltd. 4.300%, due 12/13/28[2]		238,750	205,922
ReNew Power Pvt Ltd. 5.875%, due 03/05/27[2]		300,000	285,900
TerraForm Power Operating LLC 4.750%, due 01/15/30[2]		125,000	112,498
5.000%, due 01/31/28[2]		50,000	46,966
			1,172,102
Engineering & construction—1.2%
Aeropuertos Argentina 2000 SA 8.500%, due 08/01/31[2]		172,957	155,553
Aeropuertos Dominicanos Siglo XXI SA 6.750%, due 03/30/29[3]		810,000	799,369
Arcosa, Inc. 4.375%, due 04/15/29[2]		50,000	44,714
GMR Hyderabad International Airport Ltd. 4.750%, due 02/02/26[2]		300,000	279,900
OHL Operaciones SA 5.100% Cash or 1.500% PIK, 6.600%, due 03/31/26[3,6]	EUR	106,920	99,093
5.100% Cash or 1.500% PIK, 9.750%, due 03/31/26[2,6]	EUR	198,565	184,029
Sarens Finance Co., NV 5.750%, due 02/21/27[3]	EUR	238,000	211,543
Sitios Latinoamerica SAB de CV 5.375%, due 04/04/32[2]		400,000	371,500
Summit Digitel Infrastructure Ltd. 2.875%, due 08/12/31[3]		200,000	159,096
TopBuild Corp. 4.125%, due 02/15/32[2]		75,000	63,631
Weekley Homes LLC/Weekley Finance Corp. 4.875%, due 09/15/28[2]		200,000	174,050
			2,542,478
Entertainment—4.0%
888 Acquisitions Ltd. 7.558%, due 07/15/27[2]	EUR	175,000	164,562
Affinity Gaming 6.875%, due 12/15/27[2]		150,000	134,287
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.500%, due 02/15/28[2]		175,000	70,728
Allwyn International AS 3.875%, due 02/15/27[3]	EUR	100,000	101,377
4.125%, due 11/20/24[3]	EUR	403,000	434,836
	Face amount[1]		Value
Corporate bonds—(continued)
Entertainment—(continued)
AMC Entertainment Holdings, Inc. 5.875%, due 11/15/26		25,000	$9,500
10.000%, due 06/15/26[2]		824,932	411,356
Boyne USA, Inc. 4.750%, due 05/15/29[2]		150,000	135,913
Caesars Entertainment, Inc. 4.625%, due 10/15/29[2]		600,000	513,000
6.250%, due 07/01/25[2]		150,000	149,422
7.000%, due 02/15/30[2]		150,000	152,625
8.125%, due 07/01/27[2]		75,000	76,125
Caesars Resort Collection LLC/CRC Finco, Inc. 5.750%, due 07/01/25[2]		100,000	100,017
CDI Escrow Issuer, Inc. 5.750%, due 04/01/30[2]		225,000	213,187
Cedar Fair LP 5.250%, due 07/15/29		102,000	93,498
Cedar Fair LP/Canada's Wonderland Co./ Magnum Management Corp./Millennium Op 6.500%, due 10/01/28		200,000	193,823
Churchill Downs, Inc. 4.750%, due 01/15/28[2]		75,000	70,175
5.500%, due 04/01/27[2]		150,000	145,477
Cinemark USA, Inc. 5.250%, due 07/15/28[2]		275,000	225,412
5.875%, due 03/15/26[2]		225,000	202,044
Cirsa Finance International SARL 4.750%, due 05/22/25[3]	EUR	300,000	309,675
Codere Finance 2 Luxembourg SA 8.000% Cash or 3.000% PIK, 8.000%, due 09/30/26[2,6]	EUR	61,563	59,834
8.000% Cash or 3.000% PIK, 11.000%, due 09/30/26[3,6]	EUR	100,556	97,732
2.000% Cash or 10.750% PIK, 12.750%, due 11/30/27[3,6]	EUR	217,319	127,579
Everi Holdings, Inc. 5.000%, due 07/15/29[2]		100,000	90,485
Gamma Bondco Sarl 8.125%, due 11/15/26[3,6]	EUR	200,000	206,866
Golden Entertainment, Inc. 7.625%, due 04/15/26[2]		325,000	327,031
Inter Media and Communication SpA 6.750%, due 02/09/27[2]	EUR	100,000	103,252
6.750%, due 02/09/27[3]	EUR	150,000	154,878
International Game Technology PLC 4.125%, due 04/15/26[2]		200,000	189,505
Intralot Capital Luxembourg SA 5.250%, due 09/15/24[3]	EUR	675,000	670,629
Jacobs Entertainment, Inc. 6.750%, due 02/15/29[2]		225,000	209,259
LHMC Finco 2 SARL 7.250% Cash or 8.000% PIK, 7.250%, due 10/02/25[3,6]	EUR	234,000	233,713
Live Nation Entertainment, Inc. 3.750%, due 01/15/28[2]		75,000	66,727
4.750%, due 10/15/27[2]		50,000	46,250
4.875%, due 11/01/24[2]		75,000	72,836

PACE High Yield Investments

Portfolio of investments—January 31, 2023 (unaudited)
	Face amount[1]		Value
Corporate bonds—(continued)
Entertainment—(concluded)
5.625%, due 03/15/26[2]		225,000	$218,304
Lottomatica SpA 6.250%, due 07/15/25[3]	EUR	150,000	161,442
9.750%, due 09/30/27[2]	EUR	150,000	172,451
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875%, due 05/01/29[2]		125,000	109,380
Mohegan Tribal Gaming Authority 8.000%, due 02/01/26[2]		125,000	118,750
Motion Bondco DAC 6.625%, due 11/15/27[2]		200,000	180,996
Penn Entertainment, Inc. 4.125%, due 07/01/29[2]		225,000	185,566
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, due 09/01/29[2]		175,000	125,781
5.875%, due 09/01/31[2]		125,000	87,233
Raptor Acquisition Corp./Raptor Co-Issuer LLC 4.875%, due 11/01/26[2]		75,000	69,750
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.625%, due 03/01/30[2]		50,000	44,539
Scientific Games International, Inc. 7.000%, due 05/15/28[2]		250,000	247,498
7.250%, due 11/15/29[2]		75,000	75,199
8.625%, due 07/01/25[2]		25,000	25,469
SeaWorld Parks & Entertainment, Inc. 5.250%, due 08/15/29[2]		250,000	225,953
Six Flags Entertainment Corp. 5.500%, due 04/15/27[2]		25,000	23,564
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, due 10/01/29[2]		125,000	111,563
			8,747,053
Environmental control—0.1%
Clean Harbors, Inc. 6.375%, due 02/01/31[2]		25,000	25,467
Covanta Holding Corp. 5.000%, due 09/01/30		100,000	85,081
Madison IAQ LLC 5.875%, due 06/30/29[2]		100,000	79,324
			189,872
Food—2.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.250%, due 03/15/26[2]		75,000	69,372
3.500%, due 03/15/29[2]		25,000	21,562
4.625%, due 01/15/27[2]		175,000	165,909
4.875%, due 02/15/30[2]		75,000	68,988
5.875%, due 02/15/28[2]		125,000	122,187
Bellis Acquisition Co. PLC 3.250%, due 02/16/26[3]	GBP	400,000	405,607
C&S Group Enterprises LLC 5.000%, due 12/15/28[2]		100,000	77,125
	Face amount[1]		Value
Corporate bonds—(continued)
Food—(concluded)
Casino Guichard Perrachon SA 4.498%, due 03/07/24[3,11]	EUR	100,000	$92,897
5.250%, due 04/15/27[3]	EUR	100,000	63,327
Grupo KUO SAB De CV 5.750%, due 07/07/27[3]		400,000	377,100
Ingles Markets, Inc. 4.000%, due 06/15/31[2]		175,000	150,785
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.500%, due 01/15/30[2]		100,000	97,175
Lamb Weston Holdings, Inc. 4.125%, due 01/31/30[2]		100,000	90,125
4.375%, due 01/31/32[2]		100,000	89,557
MARB BondCo PLC 3.950%, due 01/29/31[3]		400,000	313,902
Minerva Luxembourg SA 4.375%, due 03/18/31[3]		250,000	210,675
4.375%, due 03/18/31[2]		250,000	210,675
Nathan's Famous, Inc. 6.625%, due 11/01/25[2]		110,000	108,900
NBM US Holdings, Inc. 7.000%, due 05/14/26[3]		500,000	497,730
Performance Food Group, Inc. 4.250%, due 08/01/29[2]		125,000	111,531
5.500%, due 10/15/27[2]		100,000	96,250
Post Holdings, Inc. 4.500%, due 09/15/31[2]		50,000	43,125
5.500%, due 12/15/29[2]		75,000	69,553
5.625%, due 01/15/28[2]		25,000	24,062
Premier Foods Finance PLC 3.500%, due 10/15/26[3]	GBP	250,000	275,807
Quatrim SASU 5.875%, due 01/15/24[3]	EUR	100,000	105,871
Rallye SA, Series COFP, 5.520%, due 02/28/32[3]	EUR	800,000	13,046
SEG Holding LLC/SEG Finance Corp. 5.625%, due 10/15/28[2]		250,000	236,337
Sigma Holdco BV 5.750%, due 05/15/26[3]	EUR	625,000	519,794
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./ Simmons Feed 4.625%, due 03/01/29[2]		175,000	148,371
United Natural Foods, Inc. 6.750%, due 10/15/28[2]		50,000	48,250
US Foods, Inc. 4.750%, due 02/15/29[2]		200,000	182,959
6.250%, due 04/15/25[2]		100,000	100,181
			5,208,735
Food service—0.2%
Aramark Services, Inc. 5.000%, due 04/01/25[2]		75,000	73,875
5.000%, due 02/01/28[2]		100,000	94,250
6.375%, due 05/01/25[2]		125,000	125,031

PACE High Yield Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Food service—(concluded)
TKC Holdings, Inc. 10.500%, due 05/15/29[2]		100,000	$60,948
			354,104
Forest products & paper—0.1%
Appcion Esc 9.000%, due 06/01/25[2,4,5,9]		650,000	6,500
Domtar Corp. 6.750%, due 10/01/28[2]		83,000	76,271
Glatfelter Corp. 4.750%, due 11/15/29[2]		75,000	52,500
Mercer International, Inc. 5.125%, due 02/01/29		150,000	128,280
			263,551
Gas—0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.500%, due 05/20/25		50,000	48,500
5.750%, due 05/20/27		150,000	141,378
EP Infrastructure AS 1.816%, due 03/02/31[3]	EUR	200,000	146,942
2.045%, due 10/09/28[3]	EUR	150,000	121,672
			458,492
Hand & machine tools—0.2%
Regal Rexnord Corp. 6.050%, due 02/15/26[2]		50,000	50,811
6.050%, due 04/15/28[2]		50,000	50,761
6.300%, due 02/15/30[2]		50,000	50,983
6.400%, due 04/15/33[2]		50,000	51,267
Werner FinCo LP/Werner FinCo, Inc. 8.750%, due 07/15/25[2]		200,000	133,249
			337,071
Healthcare-products—0.4%
Avantor Funding, Inc. 3.875%, due 11/01/29[2]		150,000	131,859
4.625%, due 07/15/28[2]		275,000	259,212
Medline Borrower LP 3.875%, due 04/01/29[2]		407,000	347,991
5.250%, due 10/01/29[2]		275,000	230,254
			969,316
Healthcare-services—2.8%
Acadia Healthcare Co., Inc. 5.000%, due 04/15/29[2]		100,000	93,510
5.500%, due 07/01/28[2]		125,000	120,423
AHP Health Partners, Inc. 5.750%, due 07/15/29[2]		75,000	61,701
Air Methods Corp. 8.000%, due 05/15/25[2]		175,000	7,875
Catalent Pharma Solutions, Inc. 2.375%, due 03/01/28[3]	EUR	350,000	314,866
Centene Corp. 3.000%, due 10/15/30		200,000	171,000
4.250%, due 12/15/27		350,000	335,744
	Face amount[1]		Value
Corporate bonds—(continued)
Healthcare-services—(concluded)
4.625%, due 12/15/29		50,000	$47,503
Charles River Laboratories International, Inc. 4.000%, due 03/15/31[2]		82,000	72,344
CHS/Community Health Systems, Inc. 4.750%, due 02/15/31[2]		250,000	191,248
5.250%, due 05/15/30[2]		150,000	121,038
5.625%, due 03/15/27[2]		175,000	154,910
6.000%, due 01/15/29[2]		75,000	65,831
6.125%, due 04/01/30[2]		150,000	90,171
6.875%, due 04/01/28[2]		48,000	29,385
6.875%, due 04/15/29[2]		225,000	142,313
8.000%, due 03/15/26[2]		250,000	241,338
8.000%, due 12/15/27[2]		250,000	235,623
DaVita, Inc. 3.750%, due 02/15/31[2]		275,000	213,812
4.625%, due 06/01/30[2]		325,000	273,812
Encompass Health Corp. 4.750%, due 02/01/30		125,000	114,583
Envision Healthcare Corp. 8.750%, due 10/15/26[2]		200,000	53,885
HCA, Inc. 5.375%, due 09/01/26		75,000	75,442
IQVIA, Inc. 2.250%, due 01/15/28[3]	EUR	200,000	188,914
Legacy LifePoint Health LLC 6.750%, due 04/15/25[2]		100,000	97,500
LifePoint Health, Inc. 5.375%, due 01/15/29[2]		100,000	66,800
ModivCare Escrow Issuer, Inc. 5.000%, due 10/01/29[2]		75,000	65,001
Molina Healthcare, Inc. 3.875%, due 11/15/30[2]		125,000	107,516
3.875%, due 05/15/32[2]		275,000	230,554
4.375%, due 06/15/28[2]		150,000	138,533
Pediatrix Medical Group, Inc. 5.375%, due 02/15/30[2]		50,000	44,250
Prime Healthcare Services, Inc. 7.250%, due 11/01/25[2]		150,000	132,103
Rede D'or Finance Sarl 4.500%, due 01/22/30[3]		364,000	319,069
RP Escrow Issuer LLC 5.250%, due 12/15/25[2]		100,000	81,600
Select Medical Corp. 6.250%, due 08/15/26[2]		150,000	146,502
Tenet Healthcare Corp. 4.250%, due 06/01/29		50,000	44,520
4.375%, due 01/15/30		150,000	133,340
4.625%, due 09/01/24		150,000	147,603
4.875%, due 01/01/26		125,000	121,746
5.125%, due 11/01/27		175,000	168,438
6.125%, due 10/01/28		525,000	490,917
6.125%, due 06/15/30[2]		150,000	145,607
			6,098,870

PACE High Yield Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Holding companies-divers—0.3%
KOC Holding AS 6.500%, due 03/11/25[2]		200,000	$196,350
6.500%, due 03/11/25[3]		400,000	392,700
			589,050
Home builders—1.3%
Adams Homes, Inc. 7.500%, due 02/15/25[2]		150,000	129,009
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.625%, due 08/01/29[2]		75,000	62,625
4.625%, due 04/01/30[2]		150,000	124,562
6.625%, due 01/15/28[2]		100,000	91,220
Beazer Homes USA, Inc. 5.875%, due 10/15/27		50,000	44,625
6.750%, due 03/15/25		175,000	171,486
7.250%, due 10/15/29		100,000	92,375
Brookfield Residential Properties, Inc./ Brookfield Residential U.S. LLC 4.875%, due 02/15/30[2]		25,000	19,374
5.000%, due 06/15/29[2]		125,000	99,269
Century Communities, Inc. 3.875%, due 08/15/29[2]		75,000	63,049
Empire Communities Corp. 7.000%, due 12/15/25[2]		125,000	113,125
Forestar Group, Inc. 3.850%, due 05/15/26[2]		100,000	89,109
5.000%, due 03/01/28[2]		125,000	109,063
Installed Building Products, Inc. 5.750%, due 02/01/28[2]		150,000	137,977
KB Home 4.000%, due 06/15/31		125,000	104,230
6.875%, due 06/15/27		100,000	102,000
7.250%, due 07/15/30		75,000	74,883
LGI Homes, Inc. 4.000%, due 07/15/29[2]		25,000	20,250
Maison Finco PLC 6.000%, due 10/31/27[3]	GBP	245,000	228,952
Mattamy Group Corp. 4.625%, due 03/01/30[2]		125,000	105,106
Meritage Homes Corp. 6.000%, due 06/01/25		290,000	291,569
Shea Homes LP / Shea Homes Funding Corp. 4.750%, due 02/15/28		100,000	89,114
4.750%, due 04/01/29		125,000	108,125
STL Holding Co. LLC 7.500%, due 02/15/26[2]		125,000	109,668
Thor Industries, Inc. 4.000%, due 10/15/29[2]		75,000	62,364
Toll Brothers Finance Corp. 4.875%, due 03/15/27		50,000	48,784
Tri Pointe Homes, Inc. 5.700%, due 06/15/28		75,000	70,364
	Face amount[1]		Value
Corporate bonds—(continued)
Home builders—(concluded)
Winnebago Industries, Inc. 6.250%, due 07/15/28[2]		100,000	$96,165
			2,858,442
Home furnishings—0.0%†
Tempur Sealy International, Inc. 4.000%, due 04/15/29[2]		125,000	109,177
Household products/wares—0.3%
Central Garden & Pet Co. 4.125%, due 10/15/30		75,000	63,773
4.125%, due 04/30/31[2]		100,000	83,885
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 5.000%, due 12/31/26[2]		50,000	45,388
7.000%, due 12/31/27[2]		75,000	65,362
Spectrum Brands, Inc. 4.000%, due 10/01/26[2]	EUR	325,000	329,928
5.500%, due 07/15/30[2]		50,000	45,417
5.750%, due 07/15/25		0	—
			633,753
Housewares—0.4%
Newell Brands, Inc. 4.450%, due 04/01/26[11]		250,000	237,510
5.625%, due 04/01/36[11]		225,000	200,453
5.750%, due 04/01/46[11]		50,000	41,560
6.375%, due 09/15/27		75,000	75,389
6.625%, due 09/15/29		75,000	75,817
Scotts Miracle-Gro Co. 4.000%, due 04/01/31		125,000	101,250
4.375%, due 02/01/32		50,000	40,756
			772,735
Insurance—0.6%
Acrisure LLC/Acrisure Finance, Inc. 7.000%, due 11/15/25[2]		375,000	356,764
10.125%, due 08/01/26[2]		25,000	25,000
AssuredPartners, Inc. 5.625%, due 01/15/29[2]		75,000	64,153
7.000%, due 08/15/25[2]		50,000	49,168
HUB International Ltd. 5.625%, due 12/01/29[2]		25,000	22,372
MGIC Investment Corp. 5.250%, due 08/15/28		325,000	306,377
NMI Holdings, Inc. 7.375%, due 06/01/25[2]		175,000	176,977
Sagicor Financial Co. Ltd. 5.300%, due 05/13/28[2]		400,000	388,528
			1,389,339
Internet—1.2%
Arches Buyer, Inc. 4.250%, due 06/01/28[2]		125,000	105,000
B2W Digital Lux Sarl 0.000%, due 12/20/30[2,10]		200,000	32,000

PACE High Yield Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Internet—(concluded)
Cogent Communications Group, Inc. 7.000%, due 06/15/27[2]		125,000	$123,725
Gen Digital, Inc. 6.750%, due 09/30/27[2]		125,000	126,756
7.125%, due 09/30/30[2]		150,000	152,295
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.500%, due 03/01/29[2]		75,000	64,860
5.250%, due 12/01/27[2]		250,000	241,945
Iliad SA 1.875%, due 02/11/28[3]	EUR	100,000	92,184
2.375%, due 06/17/26[3]	EUR	200,000	198,949
Match Group Holdings II LLC 4.125%, due 08/01/30[2]		100,000	86,000
4.625%, due 06/01/28[2]		100,000	91,977
5.000%, due 12/15/27[2]		75,000	71,915
MercadoLibre, Inc. 3.125%, due 01/14/31		300,000	237,112
Millennium Escrow Corp. 6.625%, due 08/01/26[2]		100,000	69,570
Netflix, Inc. 5.375%, due 11/15/29[2]		100,000	101,423
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.750%, due 04/30/27[2]		50,000	45,379
Uber Technologies, Inc. 6.250%, due 01/15/28[2]		125,000	122,308
7.500%, due 05/15/25[2]		25,000	25,357
7.500%, due 09/15/27[2]		250,000	253,842
8.000%, due 11/01/26[2]		300,000	307,092
United Group BV 3 mo. Euribor + 3.250%, 5.012%, due 02/15/26[2,7]	EUR	100,000	96,485
Ziff Davis, Inc. 4.625%, due 10/15/30[2]		69,000	61,138
			2,707,312
Investment companies—0.6%
Compass Group Diversified Holdings LLC 5.000%, due 01/15/32[2]		75,000	61,487
5.250%, due 04/15/29[2]		125,000	112,472
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.375%, due 02/01/29		125,000	108,852
4.750%, due 09/15/24		425,000	414,906
5.250%, due 05/15/27		400,000	372,438
6.250%, due 05/15/26		300,000	295,951
6.375%, due 12/15/25		25,000	24,782
			1,390,888
Iron & steel—1.0%
ATI, Inc. 4.875%, due 10/01/29		75,000	68,635
5.125%, due 10/01/31		100,000	90,875
5.875%, due 12/01/27		150,000	144,734
	Face amount[1]		Value
Corporate bonds—(continued)
Iron & steel—(concluded)
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.750%, due 07/15/26[2]		175,000	$169,945
Big River Steel LLC/BRS Finance Corp. 6.625%, due 01/31/29[2]		140,000	137,311
Carpenter Technology Corp. 6.375%, due 07/15/28		200,000	197,000
Cleveland-Cliffs, Inc. 4.875%, due 03/01/31[2,12]		50,000	46,706
5.875%, due 06/01/27		225,000	221,276
6.750%, due 03/15/26[2]		50,000	50,813
Commercial Metals Co. 4.125%, due 01/15/30		50,000	44,750
4.375%, due 03/15/32		50,000	43,862
CSN Inova Ventures 6.750%, due 01/28/28[3]		250,000	249,750
JSW Steel Ltd. 5.050%, due 04/05/32[2]		200,000	167,912
Mineral Resources Ltd. 8.000%, due 11/01/27[2]		300,000	307,140
8.125%, due 05/01/27[2]		148,000	149,110
8.500%, due 05/01/30[2]		75,000	77,484
TMS International Corp. 6.250%, due 04/15/29[2]		75,000	56,335
United States Steel Corp. 6.875%, due 03/01/29		10,000	10,104
			2,233,742
IT services—0.1%
Carnelian Holdings LP 5.000%, due 06/30/28[4]		14,852	148,515
Leisure time—3.7%
Carnival Corp. 5.750%, due 03/01/27[2]		2,125,000	1,763,750
6.000%, due 05/01/29[2]		675,000	533,250
6.650%, due 01/15/28		100,000	76,929
7.625%, due 03/01/26[2]		575,000	523,250
7.625%, due 03/01/26[3]	EUR	575,000	562,850
9.875%, due 08/01/27[2]		25,000	25,688
10.500%, due 02/01/26[2]		75,000	78,443
10.500%, due 06/01/30[2]		375,000	360,937
Carnival Holdings Bermuda Ltd. 10.375%, due 05/01/28[2]		25,000	27,000
Carnival PLC 1.000%, due 10/28/29	EUR	325,000	177,899
Codere New Holdco SA 3.000%, due 11/30/27[3,4]	EUR	125,662	84,359
Deuce Finco PLC 5.500%, due 06/15/27[3]	GBP	200,000	208,352
5.500%, due 06/15/27[2]	GBP	125,000	130,220
Life Time, Inc. 5.750%, due 01/15/26[2]		250,000	240,255
8.000%, due 04/15/26[2]		625,000	607,022
Lindblad Expeditions LLC 6.750%, due 02/15/27[2]		50,000	49,045

PACE High Yield Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Leisure time—(concluded)
MajorDrive Holdings IV LLC 6.375%, due 06/01/29[2]		175,000	$138,276
NCL Corp. Ltd. 3.625%, due 12/15/24[2]		75,000	70,406
5.875%, due 03/15/26[2]		475,000	410,865
5.875%, due 02/15/27[2]		50,000	46,488
7.750%, due 02/15/29[2]		75,000	64,495
NCL Finance Ltd. 6.125%, due 03/15/28[2]		125,000	101,562
Royal Caribbean Cruises Ltd. 3.700%, due 03/15/28		150,000	118,123
4.250%, due 07/01/26[2]		75,000	65,063
5.375%, due 07/15/27[2]		625,000	543,676
5.500%, due 08/31/26[2]		75,000	67,122
5.500%, due 04/01/28[2]		225,000	193,500
7.500%, due 10/15/27		75,000	69,665
9.250%, due 01/15/29[2]		25,000	26,372
11.625%, due 08/15/27[2]		50,000	53,060
Viking Cruises Ltd. 5.875%, due 09/15/27[2]		400,000	340,000
6.250%, due 05/15/25[2]		75,000	68,276
7.000%, due 02/15/29[2]		75,000	65,250
Viking Ocean Cruises Ship VII, Ltd. 5.625%, due 02/15/29[2]		75,000	64,125
VOC Escrow Ltd. 5.000%, due 02/15/28[2]		150,000	131,625
			8,087,198
Lodging—1.8%
Accor SA (fixed, converts to FRN on 04/30/25), 2.625%, due 01/30/25[3,7,8]	EUR	400,000	387,243
Boyd Gaming Corp. 4.750%, due 12/01/27		25,000	23,767
Fortune Star BVI Ltd. 3.950%, due 10/02/26[3]	EUR	325,000	263,889
6.850%, due 07/02/24[3]		200,000	185,500
Full House Resorts, Inc. 8.250%, due 02/15/28[2]		200,000	186,440
Hilton Domestic Operating Co., Inc. 3.625%, due 02/15/32[2]		200,000	167,950
3.750%, due 05/01/29[2]		75,000	66,608
4.000%, due 05/01/31[2]		325,000	281,612
4.875%, due 01/15/30		100,000	94,272
5.375%, due 05/01/25[2]		200,000	198,618
5.750%, due 05/01/28[2]		125,000	124,016
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower ESC 4.875%, due 07/01/31[2]		200,000	173,436
5.000%, due 06/01/29[2]		275,000	245,946
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875%, due 04/01/27		25,000	24,204
MGM China Holdings Ltd. 5.250%, due 06/18/25[3]		200,000	189,788
	Face amount[1]		Value
Corporate bonds—(continued)
Lodging—(concluded)
MGM Resorts International 4.750%, due 10/15/28		275,000	$249,348
5.500%, due 04/15/27		75,000	72,324
6.750%, due 05/01/25		100,000	100,732
Sands China Ltd. 5.625%, due 08/08/25[11]		200,000	197,250
Station Casinos LLC 4.500%, due 02/15/28[2]		25,000	22,506
4.625%, due 12/01/31[2]		50,000	42,146
Travel + Leisure Co. 4.625%, due 03/01/30[2]		75,000	63,775
6.625%, due 07/31/26[2]		200,000	198,474
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250%, due 05/15/27[2]		250,000	236,170
Wynn Macau Ltd. 5.500%, due 10/01/27[3]		200,000	179,000
			3,975,014
Machinery-construction & mining—0.1%
BWX Technologies, Inc. 4.125%, due 04/15/29[2]		75,000	67,127
Manitowoc Co., Inc. 9.000%, due 04/01/26[2]		75,000	73,781
Terex Corp. 5.000%, due 05/15/29[2]		150,000	140,063
			280,971
Machinery-diversified—0.6%
Chart Industries, Inc. 7.500%, due 01/01/30[2]		125,000	127,812
9.500%, due 01/01/31[2]		75,000	78,262
Galapagos SA, 5.375% 06/15/2021, 0.000%, due 06/15/21[3,10]	EUR	27,500	149
Husky III Holding Ltd. 13.000% Cash or 13.750% PIK, 13.000%, due 02/15/25[2,6]		75,000	69,510
JPW Industries Holding Corp. 9.000%, due 10/01/24[2]		25,000	22,313
Novafives SAS 5.000%, due 06/15/25[3]	EUR	175,000	156,586
OT Merger Corp. 7.875%, due 10/15/29[2]		50,000	32,105
Selecta Group BV 3.500% Cash or 4.500% PIK, 8.000%, due 04/01/26[2,6]	EUR	207,887	194,477
3.500% Cash or 4.500% PIK, 8.000%, due 04/01/26[3,6]	EUR	18,946	17,724
10.000%, due 07/01/26[2,6]	EUR	80,675	48,800
9.250% Cash or 10.000% PIK, 10.000%, due 07/01/26[3,6]	EUR	281,378	170,203
Titan Acquisition Ltd./Titan Co-Borrower LLC 7.750%, due 04/15/26[2]		200,000	189,180

PACE High Yield Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Machinery-diversified—(concluded)
TK Elevator Midco GmbH 4.375%, due 07/15/27[3]	EUR	200,000	$196,361
			1,303,482
Media—6.1%
Altice Financing SA 2.250%, due 01/15/25[3]	EUR	325,000	329,839
3.000%, due 01/15/28[3]	EUR	200,000	174,292
5.000%, due 01/15/28[2]		200,000	170,058
AMC Networks, Inc. 4.250%, due 02/15/29		200,000	123,250
Audacy Capital Corp. 6.750%, due 03/31/29[2]		75,000	12,750
CCO Holdings LLC/CCO Holdings Capital Corp. 4.250%, due 02/01/31[2]		325,000	270,741
4.250%, due 01/15/34[2]		400,000	311,820
4.500%, due 05/01/32		550,000	455,125
4.500%, due 06/01/33[2]		550,000	446,875
4.750%, due 03/01/30[2]		300,000	262,137
4.750%, due 02/01/32[2]		975,000	828,750
5.000%, due 02/01/28[2]		200,000	186,750
5.375%, due 06/01/29[2]		50,000	46,250
6.375%, due 09/01/29[2]		250,000	241,250
CSC Holdings LLC 4.500%, due 11/15/31[2]		400,000	294,592
4.625%, due 12/01/30[2]		700,000	413,912
5.000%, due 11/15/31[2]		200,000	119,982
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375%, due 08/15/26[2]		250,000	18,438
6.625%, due 08/15/27[2]		125,000	2,500
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.875%, due 08/15/27[2]		550,000	498,193
DISH DBS Corp. 5.125%, due 06/01/29		200,000	127,178
5.250%, due 12/01/26[2]		275,000	237,016
5.750%, due 12/01/28[2]		175,000	143,182
5.875%, due 11/15/24		100,000	94,382
7.375%, due 07/01/28		200,000	143,627
DISH Network Corp. 11.750%, due 11/15/27[2]		200,000	207,840
GCI LLC 4.750%, due 10/15/28[2]		150,000	132,081
Gray Escrow II, Inc. 5.375%, due 11/15/31[2]		250,000	192,256
Gray Television, Inc. 4.750%, due 10/15/30[2]		350,000	258,125
iHeartCommunications, Inc. 4.750%, due 01/15/28[2]		50,000	42,753
5.250%, due 08/15/27[2]		125,000	111,954
6.375%, due 05/01/26		55,291	52,825
McGraw-Hill Education, Inc. 8.000%, due 08/01/29[2]		125,000	107,187
	Face amount[1]		Value
Corporate bonds—(continued)
Media—(continued)
Midcontinent Communications/ Midcontinent Finance Corp. 5.375%, due 08/15/27[2]		125,000	$117,754
News Corp. 3.875%, due 05/15/29[2]		200,000	178,956
5.125%, due 02/15/32[2]		200,000	188,300
Nexstar Media, Inc. 4.750%, due 11/01/28[2]		125,000	112,835
5.625%, due 07/15/27[2]		125,000	119,071
RCS & RDS SA 3.250%, due 02/05/28[3]	EUR	400,000	369,441
Scripps Escrow II, Inc. 5.375%, due 01/15/31[2]		50,000	40,350
Scripps Escrow, Inc. 5.875%, due 07/15/27[2]		75,000	66,937
Sinclair Television Group, Inc. 4.125%, due 12/01/30[2]		125,000	99,375
5.125%, due 02/15/27[2]		150,000	132,573
5.500%, due 03/01/30[2]		50,000	39,875
Sirius XM Radio, Inc. 3.125%, due 09/01/26[2]		275,000	247,507
3.875%, due 09/01/31[2]		550,000	453,409
4.000%, due 07/15/28[2]		275,000	244,777
5.000%, due 08/01/27[2]		75,000	70,969
5.500%, due 07/01/29[2]		200,000	187,430
Summer BidCo BV 9.000% Cash or 9.750% PIK, 9.000%, due 11/15/25[3,6]	EUR	346,049	281,737
9.000% Cash or 9.750% PIK, 9.000%, due 11/15/25[2,6]	EUR	282,342	229,017
TEGNA, Inc. 4.625%, due 03/15/28		175,000	164,246
5.000%, due 09/15/29		100,000	94,201
Telecomunicaciones Digitales SA 4.500%, due 01/30/30[2]		300,000	264,187
Univision Communications, Inc. 4.500%, due 05/01/29[2]		475,000	408,699
5.125%, due 02/15/25[2]		50,000	48,713
6.625%, due 06/01/27[2]		100,000	98,000
7.375%, due 06/30/30[2]		150,000	147,098
UPC Broadband Finco BV 4.875%, due 07/15/31[2]		400,000	351,908
UPC Holding BV 3.875%, due 06/15/29[3]	EUR	100,000	94,990
UPCB Finance VII Ltd. 3.625%, due 06/15/29[3]	EUR	250,000	245,214
Videotron Ltd. 3.625%, due 06/15/29[2]		100,000	87,006
Virgin Media Finance PLC 5.000%, due 07/15/30[2]		200,000	167,878
Virgin Media Secured Finance PLC 4.125%, due 08/15/30[3]	GBP	200,000	196,639
Virgin Media Vendor Financing Notes III DAC 4.875%, due 07/15/28[3]	GBP	200,000	206,194

PACE High Yield Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Media—(concluded)
VZ Vendor Financing II BV 2.875%, due 01/15/29[3]	EUR	150,000	$128,012
2.875%, due 01/15/29[2]	EUR	300,000	256,024
Ziggo Bond Co. BV 6.000%, due 01/15/27[2]		200,000	189,156
			13,386,388
Metal fabricate/hardware—0.1%
Advanced Drainage Systems, Inc. 5.000%, due 09/30/27[2]		75,000	71,390
Park-Ohio Industries, Inc. 6.625%, due 04/15/27		175,000	128,582
Roller Bearing Co. of America, Inc. 4.375%, due 10/15/29[2]		75,000	67,581
			267,553
Mining—1.5%
Alcoa Nederland Holding BV 4.125%, due 03/31/29[2]		200,000	185,249
Arconic Corp. 6.000%, due 05/15/25[2]		100,000	99,008
6.125%, due 02/15/28[2]		25,000	24,020
China Hongqiao Group Ltd. 6.250%, due 06/08/24[3]		200,000	196,150
Coeur Mining, Inc. 5.125%, due 02/15/29[2]		100,000	80,520
Compass Minerals International, Inc. 6.750%, due 12/01/27[2]		25,000	24,391
Constellium SE 3.125%, due 07/15/29[2]	EUR	175,000	156,957
3.750%, due 04/15/29[2]		250,000	212,612
First Quantum Minerals Ltd. 6.500%, due 03/01/24[2]		200,000	198,125
6.875%, due 10/15/27[2]		200,000	192,895
7.500%, due 04/01/25[3]		400,000	394,020
FMG Resources August 2006 Pty Ltd. 4.375%, due 04/01/31[2]		275,000	242,000
5.875%, due 04/15/30[2]		150,000	146,490
6.125%, due 04/15/32[2]		125,000	121,875
Freeport-McMoRan, Inc. 4.125%, due 03/01/28		50,000	47,416
4.375%, due 08/01/28		50,000	47,639
5.250%, due 09/01/29		100,000	99,128
IAMGOLD Corp. 5.750%, due 10/15/28[2]		100,000	79,030
Kaiser Aluminum Corp. 4.625%, due 03/01/28[2]		125,000	114,125
Novelis Corp. 3.250%, due 11/15/26[2]		100,000	90,532
3.875%, due 08/15/31[2]		50,000	42,200
4.750%, due 01/30/30[2]		100,000	90,500
Novelis Sheet Ingot GmbH 3.375%, due 04/15/29[3]	EUR	250,000	236,140
Taseko Mines Ltd. 7.000%, due 02/15/26[2]		100,000	94,750
	Face amount[1]	Value
Corporate bonds—(continued)
Mining—(concluded)
Vedanta Resources Finance II PLC 13.875%, due 01/21/24[2]	200,000	$176,913
		3,392,685
Miscellaneous manufacturers—0.1%
FXI Holdings, Inc. 7.875%, due 11/01/24[2]	100,000	90,126
12.250%, due 11/15/26[2]	94,000	84,953
LSB Industries, Inc. 6.250%, due 10/15/28[2]	25,000	22,525
		197,604
Office & business equipment—0.1%
CDW LLC/CDW Finance Corp. 3.250%, due 02/15/29	75,000	64,965
4.125%, due 05/01/25	75,000	72,580
Xerox Holdings Corp. 5.000%, due 08/15/25[2]	175,000	162,785
5.500%, due 08/15/28[2]	25,000	21,203
		321,533
Oil & gas—10.1%
Aethon United BR LP/Aethon United Finance Corp. 8.250%, due 02/15/26[2]	100,000	99,500
Antero Resources Corp. 5.375%, due 03/01/30[2]	25,000	23,313
7.625%, due 02/01/29[2]	49,000	50,107
Apache Corp. 4.750%, due 04/15/43	75,000	59,372
5.100%, due 09/01/40	125,000	109,156
5.350%, due 07/01/49	125,000	103,412
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 8.250%, due 12/31/28[2]	25,000	24,481
9.000%, due 11/01/27[2]	150,000	184,875
Athabasca Oil Corp. 9.750%, due 11/01/26[2]	211,000	221,550
Callon Petroleum Co. 7.500%, due 06/15/30[2]	75,000	72,563
8.250%, due 07/15/25	25,000	24,979
Chesapeake Energy Corp. 5.875%, due 02/01/29[2]	125,000	119,703
6.750%, due 04/15/29[2]	250,000	246,512
Chord Energy Corp. 6.375%, due 06/01/26[2]	75,000	73,875
Citgo Holding, Inc. 9.250%, due 08/01/24[2]	200,000	201,000
CITGO Petroleum Corp. 7.000%, due 06/15/25[2]	150,000	148,737
Civitas Resources, Inc. 5.000%, due 10/15/26[2]	175,000	163,187
CNX Resources Corp. 6.000%, due 01/15/29[2]	175,000	160,646
7.250%, due 03/14/27[2]	125,000	124,375
7.375%, due 01/15/31[2]	25,000	24,312

PACE High Yield Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Oil & gas—(continued)
Comstock Resources, Inc. 5.875%, due 01/15/30[2]		150,000	$128,625
6.750%, due 03/01/29[2]		100,000	92,250
Crescent Energy Finance LLC 9.250%, due 02/15/28[2]		25,000	24,961
CrownRock LP/CrownRock Finance, Inc. 5.000%, due 05/01/29[2]		25,000	22,899
5.625%, due 10/15/25[2]		50,000	48,750
Ecopetrol SA 4.625%, due 11/02/31		300,000	236,265
5.375%, due 06/26/26		750,000	722,381
5.875%, due 05/28/45		300,000	214,837
8.875%, due 01/13/33		200,000	204,760
Energean Israel Finance Ltd. 4.875%, due 03/30/26[2]		300,000	281,025
5.875%, due 03/30/31[2]		75,000	67,256
EnQuest PLC 7.000%, due 10/15/23[3,6]	GBP	124,000	151,968
Ensign Drilling, Inc. 9.250%, due 04/15/24[2]		100,000	97,002
EQT Corp. 3.125%, due 05/15/26[2]		50,000	46,756
3.900%, due 10/01/27		50,000	47,434
7.000%, due 02/01/30[11]		50,000	53,181
Geopark Ltd. 5.500%, due 01/17/27[2]		500,000	443,531
Global Marine, Inc. 7.000%, due 06/01/28		100,000	79,500
Gulfport Energy Corp. 2.000%, due 10/15/24		50,000	32
3.000%, due 05/15/25		100,000	63
3.000%, due 01/15/26		175,000	110
8.000%, due 05/17/26[2]		170,052	168,489
Hilcorp Energy I LP/Hilcorp Finance Co. 6.000%, due 04/15/30[2]		100,000	92,965
6.000%, due 02/01/31[2]		175,000	161,823
6.250%, due 11/01/28[2]		75,000	72,038
Ithaca Energy North Sea PLC 9.000%, due 07/15/26[2]		200,000	196,463
KazMunayGas National Co. JSC 3.500%, due 04/14/33[2]		200,000	151,876
4.750%, due 04/19/27[3]		250,000	232,031
Leviathan Bond Ltd. 6.125%, due 06/30/25[2]		75,000	74,100
6.500%, due 06/30/27[2]		300,000	295,125
Magnolia Oil & Gas Operating LLC/ Magnolia Oil & Gas Finance Corp. 6.000%, due 08/01/26[2]		175,000	169,312
Matador Resources Co. 5.875%, due 09/15/26		100,000	98,362
MC Brazil Downstream Trading SARL 7.250%, due 06/30/31[3]		193,250	168,553
Medco Laurel Tree Pte Ltd. 6.950%, due 11/12/28[2]		400,000	379,450
MEG Energy Corp. 5.875%, due 02/01/29[2]		175,000	167,125
	Face amount[1]		Value
Corporate bonds—(continued)
Oil & gas—(continued)
Moss Creek Resources Holdings, Inc. 7.500%, due 01/15/26[2]		100,000	$92,340
Murphy Oil Corp. 5.750%, due 08/15/25		53,000	52,785
6.375%, due 07/15/28		150,000	148,345
Nabors Industries Ltd. 7.250%, due 01/15/26[2]		75,000	72,938
7.500%, due 01/15/28[2]		150,000	142,982
Nabors Industries, Inc. 5.750%, due 02/01/25		175,000	169,672
Noble Finance Co. 11.000% Cash or 15.000% PIK, 11.000%, due 02/15/28[2,6]		2,757	3,005
Northern Oil and Gas, Inc. 8.125%, due 03/01/28[2]		250,000	249,020
Occidental Petroleum Corp. 5.550%, due 03/15/26		200,000	202,010
5.875%, due 09/01/25		75,000	75,915
6.450%, due 09/15/36		200,000	210,326
6.600%, due 03/15/46		200,000	212,974
7.125%, due 10/15/27		50,000	51,500
7.500%, due 05/01/31		350,000	389,375
7.875%, due 09/15/31		150,000	169,888
8.500%, due 07/15/27		175,000	193,594
8.875%, due 07/15/30		25,000	29,438
Parkland Corp. 4.500%, due 10/01/29[2]		250,000	214,448
4.625%, due 05/01/30[2]		100,000	85,960
5.875%, due 07/15/27[2]		150,000	143,895
PBF Holding Co. LLC/PBF Finance Corp. 6.000%, due 02/15/28		225,000	212,139
7.250%, due 06/15/25		25,000	24,906
PDC Energy, Inc. 5.750%, due 05/15/26		75,000	72,535
Permian Resources Operating LLC 5.375%, due 01/15/26[2]		150,000	141,773
5.875%, due 07/01/29[2]		100,000	93,730
Petrobras Global Finance BV 5.093%, due 01/15/30		250,000	235,525
5.600%, due 01/03/31		170,000	164,016
5.750%, due 02/01/29		275,000	269,871
6.850%, due 06/05/15		200,000	172,500
6.900%, due 03/19/49		325,000	294,491
Petroleos Mexicanos 2.750%, due 04/21/27[3]	EUR	575,000	520,718
3.750%, due 04/16/26[3]	EUR	100,000	100,174
4.750%, due 02/26/29[3]	EUR	275,000	252,122
5.950%, due 01/28/31		300,000	239,520
6.500%, due 03/13/27		510,000	480,560
6.500%, due 06/02/41		1,250,000	891,375
6.625%, due 06/15/35		477,000	372,346
6.700%, due 02/16/32		700,000	579,250
6.750%, due 09/21/47		479,000	331,109
6.875%, due 10/16/25		935,000	934,649
6.950%, due 01/28/60		250,000	171,087
7.690%, due 01/23/50		1,150,000	858,762
10.000%, due 02/07/33[2]		100,000	98,400

PACE High Yield Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Precision Drilling Corp. 6.875%, due 01/15/29[2]	100,000	$96,324
7.125%, due 01/15/26[2]	200,000	197,936
Range Resources Corp. 8.250%, due 01/15/29	150,000	154,206
ROCC Holdings LLC 9.250%, due 08/15/26[2]	175,000	177,406
Rockcliff Energy II LLC 5.500%, due 10/15/29[2]	25,000	23,781
Sanchez Energy Corp. 6.125%, due 01/15/23[9]	350,000	2,625
7.750%, due 06/15/21[9]	475,000	3,563
Shelf Drilling Holdings Ltd. 8.250%, due 02/15/25[2]	275,000	259,187
8.875%, due 11/15/24[2]	100,000	99,738
Shelf Drilling North Sea Holdings Ltd. 10.250%, due 10/31/25[2]	100,000	99,644
SM Energy Co. 5.625%, due 06/01/25	50,000	49,000
6.750%, due 09/15/26	100,000	98,436
Southwestern Energy Co. 4.750%, due 02/01/32	100,000	88,152
5.375%, due 02/01/29	50,000	46,982
5.375%, due 03/15/30	100,000	93,125
5.700%, due 01/23/25[11]	34,000	33,713
8.375%, due 09/15/28	50,000	52,517
State Oil Co. of the Azerbaijan Republic 4.750%, due 03/13/23[3]	300,000	298,087
Sunoco LP/Sunoco Finance Corp. 4.500%, due 04/30/30	175,000	155,899
6.000%, due 04/15/27	150,000	149,915
Talos Production, Inc. 12.000%, due 01/15/26	75,000	79,500
Tap Rock Resources LLC 7.000%, due 10/01/26[2]	75,000	70,988
Teine Energy Ltd. 6.875%, due 04/15/29[2]	125,000	116,719
Transocean Guardian Ltd. 5.875%, due 01/15/24[2]	11,980	12,148
Transocean Sentry Ltd. 5.375%, due 05/15/23[2]	33,077	32,829
Transocean Titan Financing Ltd. 8.375%, due 02/01/28[2]	50,000	51,886
Transocean, Inc. 6.800%, due 03/15/38	75,000	53,250
7.250%, due 11/01/25[2]	175,000	166,687
7.500%, due 01/15/26[2]	175,000	164,500
7.500%, due 04/15/31	75,000	58,125
8.000%, due 02/01/27[2]	25,000	22,938
8.750%, due 02/15/30[2]	75,000	77,325
9.350%, due 12/15/41[11]	225,000	176,625
11.500%, due 01/30/27[2]	168,000	175,300
Vermilion Energy, Inc. 6.875%, due 05/01/30[2]	125,000	115,313
	Face amount[1]		Value
Corporate bonds—(continued)
Oil & gas—(concluded)
YPF SA 6.950%, due 07/21/27[3]		300,000	$238,556
8.500%, due 03/23/25[3]		125,000	117,836
9.000%, due 02/12/26[3]		150,000	147,311
			22,106,993
Oil & gas services—0.7%
Archrock Partners LP/Archrock Partners Finance Corp. 6.250%, due 04/01/28[2]		175,000	166,250
6.875%, due 04/01/27[2]		75,000	73,500
Bristow Group, Inc. 6.875%, due 03/01/28[2]		150,000	142,908
CGG SA 7.750%, due 04/01/27[3]	EUR	150,000	145,135
Enerflex Ltd. 9.000%, due 10/15/27[2]		100,000	101,852
Nine Energy Service, Inc. 8.750%, due 11/01/23[2]		125,000	125,000
13.000%, due 02/01/28		150,000	154,500
USA Compression Partners LP/USA Compression Finance Corp. 6.875%, due 04/01/26		100,000	98,145
6.875%, due 09/01/27		75,000	72,750
Weatherford International Ltd. 8.625%, due 04/30/30[2]		350,000	353,293
11.000%, due 12/01/24[2]		9,000	9,248
			1,442,581
Packaging & containers—2.2%
ARD Finance SA 5.000% Cash or 5.750% PIK, 5.000%, due 06/30/27[3,6]	EUR	375,000	307,857
6.500% Cash or 7.250% PIK, 6.500%, due 06/30/27[2,6]		400,000	313,776
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.000%, due 09/01/29[3]	EUR	300,000	253,242
6.000%, due 06/15/27[2]		200,000	199,440
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, due 08/15/26[3]	EUR	375,000	351,969
5.250%, due 08/15/27[2]		200,000	163,777
Ball Corp. 3.125%, due 09/15/31		125,000	102,207
6.875%, due 03/15/28		125,000	128,919
Clydesdale Acquisition Holdings, Inc. 6.625%, due 04/15/29[2]		25,000	24,578
Crown Americas LLC 5.250%, due 04/01/30		50,000	48,125
Crown Americas LLC/Crown Americas Capital Corp. VI 4.750%, due 02/01/26		50,000	48,847
Graphic Packaging International LLC 2.625%, due 02/01/29[2]	EUR	100,000	94,502
2.625%, due 02/01/29[3]	EUR	100,000	94,502

PACE High Yield Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Packaging & containers—(concluded)
Guala Closures SpA 3.250%, due 06/15/28[3]	EUR	150,000	$140,405
Intelligent Packaging Holdco Issuer LP 9.000% Cash or 9.7500% PIK, 9.000%, due 01/15/26[2,6]		75,000	52,875
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.000%, due 09/15/28[2]		200,000	176,666
Kleopatra Finco SARL 4.250%, due 03/01/26[3]	EUR	100,000	90,943
Kleopatra Holdings 2 SCA 6.500%, due 09/01/26[3]	EUR	250,000	153,968
Matthews International Corp. 5.250%, due 12/01/25[2]		75,000	71,531
Mauser Packaging Solutions Holding Co. 4.750%, due 04/15/24[3]	EUR	550,000	594,927
7.250%, due 04/15/25[2]		75,000	73,219
OI European Group BV 2.875%, due 02/15/25[3]	EUR	125,000	130,754
3.125%, due 11/15/24[3]	EUR	175,000	184,782
4.750%, due 02/15/30[2]		200,000	179,550
Owens-Brockway Glass Container, Inc. 5.375%, due 01/15/25[2]		100,000	97,016
6.375%, due 08/15/25[2]		25,000	24,506
6.625%, due 05/13/27[2]		138,000	135,296
Sealed Air Corp. 4.000%, due 12/01/27[2]		181,000	167,434
5.000%, due 04/15/29[2]		75,000	71,976
6.125%, due 02/01/28[2]		25,000	25,223
Trident TPI Holdings, Inc. 6.625%, due 11/01/25[2]		25,000	22,345
9.250%, due 08/01/24[2]		125,000	122,008
TriMas Corp. 4.125%, due 04/15/29[2]		150,000	133,537
			4,780,702
Pharmaceuticals—2.6%
Bausch Health Americas, Inc. 8.500%, due 01/31/27[2]		375,000	197,711
9.250%, due 04/01/26[2]		25,000	18,589
Bausch Health Cos., Inc. 5.000%, due 01/30/28[2]		75,000	33,644
5.250%, due 01/30/30[2]		125,000	54,816
5.250%, due 02/15/31[2]		125,000	56,563
6.125%, due 02/01/27[2]		75,000	51,188
7.000%, due 01/15/28[2]		75,000	34,177
7.250%, due 05/30/29[2]		125,000	55,897
9.000%, due 12/15/25[2]		275,000	216,648
BellRing Brands, Inc. 7.000%, due 03/15/30[2]		225,000	223,335
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 0.000%, due 07/31/27[2,10]		215,000	32,788
0.000%, due 06/30/28[2,10]		179,000	10,748
Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc. 0.000%, due 04/01/29[2,10]		125,000	98,125
	Face amount[1]		Value
Corporate bonds—(continued)
Pharmaceuticals—(concluded)
Grifols SA 1.625%, due 02/15/25[3]	EUR	150,000	$153,280
3.200%, due 05/01/25[3]	EUR	200,000	204,313
Health & Happiness H&H International Holdings Ltd. 5.625%, due 10/24/24[3]		200,000	184,290
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.875%, due 09/01/25[2]		200,000	187,566
HLF Financing SARL LLC/Herbalife International, Inc. 4.875%, due 06/01/29[2]		25,000	18,281
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 10.000%, due 04/15/25[2]		100,000	87,262
10.000%, due 06/15/29[2]		60,000	34,350
Nidda Healthcare Holding GmbH 7.500%, due 08/21/26[3]	EUR	150,000	158,816
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, due 04/30/28[2]	EUR	205,000	194,183
4.125%, due 04/30/28[2]		200,000	180,890
5.125%, due 04/30/31[2]		200,000	180,558
Owens & Minor, Inc. 4.500%, due 03/31/29[2]		125,000	101,824
6.625%, due 04/01/30[2]		100,000	88,430
P&L Development LLC/PLD Finance Corp. 7.750%, due 11/15/25[2]		125,000	101,776
Par Pharmaceutical, Inc. 0.000%, due 04/01/27[2,10]		273,000	213,625
Prestige Brands, Inc. 3.750%, due 04/01/31[2]		25,000	21,228
5.125%, due 01/15/28[2]		100,000	95,525
Teva Pharmaceutical Finance Netherlands II BV 1.625%, due 10/15/28[3]	EUR	400,000	334,788
1.875%, due 03/31/27[3]	EUR	225,000	204,294
4.375%, due 05/09/30	EUR	600,000	560,480
Teva Pharmaceutical Finance Netherlands III BV 4.100%, due 10/01/46		200,000	137,225
4.750%, due 05/09/27		200,000	184,625
6.000%, due 04/15/24		1,000,000	990,625
			5,702,463
Pipelines—3.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, due 06/15/29[2]		25,000	23,219
5.750%, due 03/01/27[2]		150,000	145,500
7.875%, due 05/15/26[2]		125,000	128,281
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, due 12/15/25[2]		125,000	126,953
Cheniere Energy Partners LP 3.250%, due 01/31/32		300,000	250,449
4.000%, due 03/01/31		175,000	157,003
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.500%, due 06/15/31[2]		250,000	227,654

PACE High Yield Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.000%, due 02/01/29[2]	300,000	$284,600
7.375%, due 02/01/31[2]	75,000	75,469
DCP Midstream Operating LP 5.125%, due 05/15/29	175,000	174,415
5.625%, due 07/15/27	75,000	76,119
Delek Logistics Partners LP/Delek Logistics Finance Corp. 6.750%, due 05/15/25	75,000	73,125
7.125%, due 06/01/28[2]	100,000	91,724
EnLink Midstream LLC 5.375%, due 06/01/29	150,000	144,571
5.625%, due 01/15/28[2]	25,000	24,438
6.500%, due 09/01/30[2]	150,000	152,812
EnLink Midstream Partners LP 4.850%, due 07/15/26	150,000	145,436
5.050%, due 04/01/45	75,000	58,961
5.450%, due 06/01/47	125,000	103,980
5.600%, due 04/01/44	150,000	125,639
EQM Midstream Partners LP 4.500%, due 01/15/29[2]	200,000	175,412
4.750%, due 01/15/31[2]	300,000	253,747
5.500%, due 07/15/28	100,000	92,250
6.000%, due 07/01/25[2]	75,000	73,838
6.500%, due 07/01/27[2]	25,000	24,550
6.500%, due 07/15/48	25,000	19,250
7.500%, due 06/01/27[2]	75,000	74,998
7.500%, due 06/01/30[2]	75,000	74,906
Genesis Energy LP/Genesis Energy Finance Corp. 6.500%, due 10/01/25	25,000	24,563
7.750%, due 02/01/28	25,000	24,160
8.000%, due 01/15/27	50,000	49,360
8.875%, due 04/15/30	50,000	50,813
Harvest Midstream I LP 7.500%, due 09/01/28[2]	200,000	196,750
Hess Midstream Operations LP 5.125%, due 06/15/28[2]	275,000	258,976
5.500%, due 10/15/30[2]	125,000	116,576
Holly Energy Partners LP/Holly Energy Finance Corp. 5.000%, due 02/01/28[2]	150,000	139,687
6.375%, due 04/15/27[2]	125,000	123,594
Howard Midstream Energy Partners LLC 6.750%, due 01/15/27[2]	100,000	97,500
ITT Holdings LLC 6.500%, due 08/01/29[2]	150,000	130,313
Kinetik Holdings LP 5.875%, due 06/15/30[2]	125,000	118,750
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.500%, due 02/15/28[2]	150,000	150,925
New Fortress Energy, Inc. 6.500%, due 09/30/26[2]	25,000	23,004
	Face amount[1]		Value
Corporate bonds—(continued)
Pipelines—(concluded)
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.500%, due 02/01/26[2]		300,000	$284,898
NuStar Logistics LP 6.000%, due 06/01/26		75,000	73,449
6.375%, due 10/01/30		25,000	24,081
Plains All American Pipeline LP, Series B, 3 mo. USD LIBOR + 4.110%, 8.716%, due 03/03/23[7,8]		250,000	226,250
Rockies Express Pipeline LLC 4.800%, due 05/15/30[2]		50,000	44,500
4.950%, due 07/15/29[2]		25,000	22,597
6.875%, due 04/15/40[2]		100,000	84,744
7.500%, due 07/15/38[2]		25,000	23,125
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.000%, due 12/31/30[2]		125,000	113,848
6.000%, due 09/01/31[2]		100,000	90,000
7.500%, due 10/01/25[2]		25,000	25,308
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.000%, due 01/15/32		25,000	21,830
4.875%, due 02/01/31		25,000	23,371
Transportadora de Gas del Sur SA 6.750%, due 05/02/25[2]		600,000	561,300
6.750%, due 05/02/25[3]		150,000	140,325
Venture Global Calcasieu Pass LLC 3.875%, due 11/01/33[2]		225,000	191,126
Western Midstream Operating LP 4.500%, due 03/01/28		125,000	118,125
4.750%, due 08/15/28		100,000	94,250
5.300%, due 03/01/48		125,000	109,375
5.450%, due 04/01/44		150,000	132,031
5.500%, due 08/15/48		75,000	65,163
			7,353,966
Real estate—2.6%
Agile Group Holdings Ltd. (fixed, converts to FRN on 12/04/23), 8.375%, due 12/04/23[3,7,8]		400,000	123,248
Central Plaza Development Ltd. (fixed, converts to FRN on 11/14/24), 5.750%, due 11/14/24[3,7,8]		200,000	166,868
China SCE Group Holdings Ltd. 7.375%, due 04/09/24[3]		300,000	187,500
Country Garden Holdings Co. Ltd. 5.125%, due 01/14/27[3]		400,000	270,752
Easy Tactic Ltd. 6.500% Cash or 7.500% PIK, 7.500%, due 07/11/28[6]		321,242	96,373
Emeria SASU 7.750%, due 03/31/28[2]	EUR	300,000	323,255
Greystar Real Estate Partners LLC 5.750%, due 12/01/25[2]		100,000	98,343

PACE High Yield Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Real estate—(concluded)
Howard Hughes Corp. 4.125%, due 02/01/29[2]		125,000	$107,940
4.375%, due 02/01/31[2]		25,000	20,773
5.375%, due 08/01/28[2]		250,000	231,597
Kennedy-Wilson, Inc. 4.750%, due 02/01/30		75,000	61,518
KWG Group Holdings Ltd. 7.400%, due 03/05/24[3]		200,000	97,000
Longfor Group Holdings Ltd. 4.500%, due 01/16/28[3]		200,000	175,350
New Metro Global Ltd. 4.800%, due 12/15/24[3]		200,000	170,000
Pakuwon Jati Tbk PT 4.875%, due 04/29/28[3]		200,000	183,750
Peach Property Finance GmbH 4.375%, due 11/15/25[3]	EUR	550,000	445,771
PHM Group Holding Oy 4.750%, due 06/18/26[2,3]	EUR	450,000	431,735
Realogy Group LLC/Realogy Co-Issuer Corp. 5.250%, due 04/15/30[2]		50,000	37,500
5.750%, due 01/15/29[2]		150,000	116,631
RKPF Overseas 2019 A Ltd. 6.000%, due 09/04/25[3]		250,000	217,937
6.700%, due 09/30/24[3]		300,000	272,494
Ronshine China Holdings Ltd. 0.000%, due 06/09/23[3,10]		50,000	6,125
Samhallsbyggnadsbolaget i Norden AB 1.000%, due 08/12/27[3]	EUR	125,000	98,353
Signa Development Finance SCS 5.500%, due 07/23/26[3]	EUR	300,000	229,932
5.500%, due 07/23/26[2]	EUR	200,000	153,288
Theta Capital Pte Ltd. 8.125%, due 01/22/25[3]		200,000	172,913
Times China Holdings Ltd. 6.200%, due 03/22/26[3]		200,000	38,350
6.750%, due 07/16/23[3]		200,000	41,850
Vivion Investments Sarl 3.000%, due 08/08/24[3]	EUR	300,000	273,962
3.500%, due 11/01/25[3]	EUR	300,000	262,547
Wanda Properties Global Co. Ltd. 11.000%, due 01/20/25[3]		200,000	197,594
Yanlord Land HK Co. Ltd. 5.125%, due 05/20/26[3]		200,000	182,000
6.800%, due 02/27/24[3]		200,000	194,500
			5,687,749
Real estate investment trusts—2.0%
Blackstone Mortgage Trust, Inc. 3.750%, due 01/15/27[2]		225,000	198,463
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.500%, due 04/01/27[2]		50,000	43,897
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, due 06/15/26[2]		150,000	133,125
	Face amount[1]		Value
Corporate bonds—(continued)
Real estate investment trusts—(continued)
3.750%, due 09/15/30[2]		50,000	$38,214
6.000%, due 04/15/25[2]		50,000	48,875
Iron Mountain Information Management Services, Inc. 5.000%, due 07/15/32[2]		375,000	325,126
Iron Mountain, Inc. 4.500%, due 02/15/31[2]		225,000	192,800
4.875%, due 09/15/29[2]		75,000	67,735
5.000%, due 07/15/28[2]		50,000	45,976
5.250%, due 07/15/30[2]		325,000	294,105
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.250%, due 02/01/27[2]		100,000	88,125
4.750%, due 06/15/29[2]		50,000	41,542
MPT Operating Partnership LP/MPT Finance Corp. 2.500%, due 03/24/26	GBP	150,000	146,093
3.375%, due 04/24/30	GBP	150,000	121,675
3.500%, due 03/15/31		250,000	175,002
4.625%, due 08/01/29		50,000	38,875
5.000%, due 10/15/27		150,000	126,800
5.250%, due 08/01/26		25,000	22,742
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875%, due 05/15/29[2]		125,000	108,063
5.875%, due 10/01/28[2]		50,000	46,269
7.500%, due 06/01/25[2]		175,000	177,406
RHP Hotel Properties LP/RHP Finance Corp. 4.500%, due 02/15/29[2]		100,000	88,880
RLJ Lodging Trust LP 3.750%, due 07/01/26[2]		200,000	182,694
4.000%, due 09/15/29[2]		200,000	167,740
Service Properties Trust 4.350%, due 10/01/24		175,000	165,025
4.375%, due 02/15/30		50,000	36,336
4.750%, due 10/01/26		125,000	103,216
4.950%, due 02/15/27		75,000	61,357
4.950%, due 10/01/29		75,000	56,250
5.250%, due 02/15/26		150,000	129,878
7.500%, due 09/15/25		25,000	24,582
Starwood Property Trust, Inc. 3.750%, due 12/31/24[2]		50,000	47,484
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 7.875%, due 02/15/25[2]		125,000	123,365
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 4.750%, due 04/15/28[2]		125,000	102,214
6.500%, due 02/15/29[2]		75,000	52,125
VICI Properties LP/VICI Note Co., Inc. 3.750%, due 02/15/27[2]		50,000	46,197
4.125%, due 08/15/30[2]		125,000	111,811
4.625%, due 06/15/25[2]		125,000	120,975
4.625%, due 12/01/29[2]		200,000	186,248

PACE High Yield Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
XHR LP 4.875%, due 06/01/29[2]		75,000	$66,562
6.375%, due 08/15/25[2]		125,000	123,134
			4,476,981
Retail—4.6%
1011778 BC ULC/New Red Finance, Inc. 3.875%, due 01/15/28[2]		25,000	22,850
4.000%, due 10/15/30[2]		500,000	425,625
4.375%, due 01/15/28[2]		50,000	46,010
Abercrombie & Fitch Management Co. 8.750%, due 07/15/25[2]		125,000	126,250
Alsea SAB de CV 7.750%, due 12/14/26[2]		300,000	302,587
Arcos Dorados Holdings, Inc. 5.875%, due 04/04/27[2]		100,000	98,831
5.875%, due 04/04/27[3]		200,000	197,663
Arko Corp. 5.125%, due 11/15/29[2]		50,000	39,635
Asbury Automotive Group, Inc. 4.500%, due 03/01/28		15,000	13,561
4.625%, due 11/15/29[2]		50,000	44,122
4.750%, due 03/01/30		25,000	21,869
5.000%, due 02/15/32[2]		50,000	43,123
Bath & Body Works, Inc. 6.625%, due 10/01/30[2]		200,000	195,436
6.750%, due 07/01/36		375,000	339,161
BCPE Ulysses Intermediate, Inc. 7.750% Cash or 8.500% PIK, 7.750%, due 04/01/27[2,6]		100,000	75,000
Beacon Roofing Supply, Inc. 4.125%, due 05/15/29[2]		125,000	107,760
4.500%, due 11/15/26[2]		75,000	71,495
Carrols Restaurant Group, Inc. 5.875%, due 07/01/29[2]		75,000	57,625
CEC Entertainment LLC 6.750%, due 05/01/26[2]		50,000	46,250
Douglas GmbH 6.000%, due 04/08/26[3]	EUR	350,000	328,279
Dufry One BV 2.000%, due 02/15/27[3]	EUR	175,000	162,665
2.500%, due 10/15/24[3]	EUR	300,000	318,807
3.375%, due 04/15/28[3]	EUR	150,000	141,058
eG Global Finance PLC 6.750%, due 02/07/25[2]		200,000	185,750
Evergreen Acqco 1 LP/TVI, Inc. 9.750%, due 04/26/28[2]		50,000	49,188
Ferrellgas LP/Ferrellgas Finance Corp. 5.375%, due 04/01/26[2]		200,000	184,000
5.875%, due 04/01/29[2]		275,000	228,937
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.625%, due 01/15/29[2]		100,000	88,257
6.750%, due 01/15/30[2]		225,000	186,750
FirstCash, Inc. 4.625%, due 09/01/28[2]		125,000	112,344
	Face amount[1]		Value
Corporate bonds—(continued)
Retail—(continued)
5.625%, due 01/01/30[2]		75,000	$68,620
Foodco Bondco SA 6.250%, due 05/15/26[3]	EUR	300,000	133,719
Foundation Building Materials, Inc. 6.000%, due 03/01/29[2]		100,000	80,436
Gap, Inc. 3.625%, due 10/01/29[2]		100,000	76,750
3.875%, due 10/01/31[2]		100,000	74,438
Grupo Unicomer Co. Ltd. 7.875%, due 04/01/24[3]		600,000	584,362
IRB Holding Corp. 7.000%, due 06/15/25[2]		50,000	50,179
Ken Garff Automotive LLC 4.875%, due 09/15/28[2]		75,000	64,594
Kirk Beauty SUN GmbH 8.250%, due 10/01/26[3,6]	EUR	204,500	153,402
Kohl's Corp. 3.625%, due 05/01/31[11]		25,000	18,523
5.550%, due 07/17/45		25,000	16,437
LBM Acquisition LLC 6.250%, due 01/15/29[2]		150,000	114,000
LCM Investments Holdings II LLC 4.875%, due 05/01/29[2]		250,000	206,312
Lithia Motors, Inc. 3.875%, due 06/01/29[2]		250,000	212,420
4.625%, due 12/15/27[2]		150,000	139,500
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.750%, due 02/15/26[2]		25,000	22,813
Macy's Retail Holdings LLC 4.500%, due 12/15/34		125,000	91,788
5.125%, due 01/15/42		150,000	101,250
5.875%, due 04/01/29[2]		150,000	139,502
5.875%, due 03/15/30[2]		25,000	22,819
6.125%, due 03/15/32[2]		25,000	22,375
6.375%, due 03/15/37		75,000	61,873
Marks & Spencer PLC 4.500%, due 07/10/27[3,11]	GBP	125,000	140,966
6.000%, due 06/12/25[3,11]	GBP	100,000	122,664
Maxeda DIY Holding BV 5.875%, due 10/01/26[3]	EUR	200,000	167,010
Michaels Cos., Inc. 7.875%, due 05/01/29[2]		75,000	57,000
Murphy Oil USA, Inc. 4.750%, due 09/15/29		150,000	137,438
5.625%, due 05/01/27		25,000	24,528
Nordstrom, Inc. 4.375%, due 04/01/30		50,000	40,117
Patrick Industries, Inc. 4.750%, due 05/01/29[2]		200,000	170,970
7.500%, due 10/15/27[2]		125,000	123,681
PetSmart, Inc./PetSmart Finance Corp. 4.750%, due 02/15/28[2]		250,000	231,246
Punch Finance PLC 6.125%, due 06/30/26[3]	GBP	100,000	107,529
6.125%, due 06/30/26[2]	GBP	125,000	134,411

PACE High Yield Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Retail—(concluded)
Rite Aid Corp. 8.000%, due 11/15/26[2]		78,000	$43,485
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.500%, due 11/28/25[2]		200,000	184,961
Sonic Automotive, Inc. 4.625%, due 11/15/29[2]		75,000	62,332
4.875%, due 11/15/31[2]		125,000	99,811
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, due 09/30/26[2]		75,000	67,469
Staples, Inc. 7.500%, due 04/15/26[2]		275,000	244,351
10.750%, due 04/15/27[2]		250,000	189,375
Stonegate Pub Co. Financing 2019 PLC 8.000%, due 07/13/25[3]	GBP	325,000	367,620
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.000%, due 06/01/31[2]		75,000	65,248
Superior Plus LP/Superior General Partner, Inc. 4.500%, due 03/15/29[2]		125,000	110,469
Victoria's Secret & Co. 4.625%, due 07/15/29[2]		75,000	62,306
Yum! Brands, Inc. 4.750%, due 01/15/30[2]		25,000	23,381
5.375%, due 04/01/32		325,000	308,353
			10,003,721
Savings & loans—0.0%†
Washington Mutual, Inc. 0.000%, due 09/21/17[4,9]		500,000	5,500
Semiconductors—0.1%
Amkor Technology, Inc. 6.625%, due 09/15/27[2]		100,000	100,412
Synaptics, Inc. 4.000%, due 06/15/29[2]		125,000	108,239
			208,651
Software—1.3%
AthenaHealth Group, Inc. 6.500%, due 02/15/30[2]		250,000	207,128
Boxer Parent Co., Inc. 6.500%, due 10/02/25[2]	EUR	150,000	160,969
6.500%, due 10/02/25[3]	EUR	100,000	107,313
7.125%, due 10/02/25[2]		75,000	74,252
9.125%, due 03/01/26[2]		75,000	71,259
Camelot Finance SA 4.500%, due 11/01/26[2]		150,000	142,669
Castle U.S. Holding Corp. 9.500%, due 02/15/28[2]		225,000	85,554
Cloud Software Group Holdings, Inc. 6.500%, due 03/31/29[2]		250,000	219,397
Dun & Bradstreet Corp. 5.000%, due 12/15/29[2]		50,000	44,275
Elastic NV 4.125%, due 07/15/29[2]		75,000	64,183
	Face amount[1]		Value
Corporate bonds—(continued)
Software—(concluded)
Fair Isaac Corp. 4.000%, due 06/15/28[2]		75,000	$69,638
MSCI, Inc. 3.250%, due 08/15/33[2]		50,000	41,000
3.625%, due 09/01/30[2]		50,000	43,521
3.625%, due 11/01/31[2]		150,000	128,205
4.000%, due 11/15/29[2]		325,000	295,750
Open Text Corp. 3.875%, due 02/15/28[2]		100,000	86,896
3.875%, due 12/01/29[2]		150,000	124,748
6.900%, due 12/01/27[2]		50,000	51,187
Open Text Holdings, Inc. 4.125%, due 02/15/30[2]		125,000	105,260
4.125%, due 12/01/31[2]		275,000	223,421
Playtika Holding Corp. 4.250%, due 03/15/29[2]		125,000	103,719
Rocket Software, Inc. 6.500%, due 02/15/29[2]		25,000	20,842
SS&C Technologies, Inc. 5.500%, due 09/30/27[2]		250,000	240,436
Twilio, Inc. 3.875%, due 03/15/31		100,000	82,548
			2,794,170
Telecommunications—5.5%
Altice France Holding SA 6.000%, due 02/15/28[2]		400,000	269,885
8.000%, due 05/15/27[3]	EUR	475,000	420,189
10.500%, due 05/15/27[2]		400,000	343,500
Altice France SA 3.375%, due 01/15/28[3]	EUR	500,000	425,317
4.125%, due 01/15/29[3]	EUR	250,000	213,006
5.125%, due 07/15/29[2]		375,000	294,345
5.500%, due 10/15/29[2]		200,000	158,139
Ciena Corp. 4.000%, due 01/31/30[2]		100,000	87,500
CommScope Technologies LLC 6.000%, due 06/15/25[2]		236,000	223,499
CommScope, Inc. 4.750%, due 09/01/29[2]		50,000	41,618
6.000%, due 03/01/26[2]		100,000	95,735
7.125%, due 07/01/28[2]		100,000	78,335
8.250%, due 03/01/27[2]		25,000	21,264
Digicel Group Holdings Ltd. 7.000%, due 02/16/23[2,6,8]		46,667	4,200
5.000% Cash or 3.000% PIK, 8.000%, due 04/01/25[2,6]		111,072	27,199
Digicel International Finance Ltd./Digicel International Holdings Ltd. 8.750%, due 05/25/24[2]		60,541	52,039
8.750%, due 05/25/24[3]		200,000	171,787
Embarq Corp. 7.995%, due 06/01/36		250,000	120,638
Frontier Communications Holdings LLC 5.000%, due 05/01/28[2]		100,000	90,915
5.875%, due 10/15/27[2]		25,000	23,873

PACE High Yield Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
5.875%, due 11/01/29		17,911	$14,602
6.000%, due 01/15/30[2]		25,000	20,536
6.750%, due 05/01/29[2]		100,000	85,750
GoTo Group, Inc. 5.500%, due 09/01/27[2]		225,000	113,239
Hughes Satellite Systems Corp. 6.625%, due 08/01/26		150,000	145,068
Iliad Holding SASU 5.625%, due 10/15/28[3]	EUR	100,000	101,105
6.500%, due 10/15/26[2]		200,000	189,391
Intelsat Jackson Holdings SA 0.000%, due 10/15/24[2,4,5,9]		525,000	0
Level 3 Financing, Inc. 3.625%, due 01/15/29[2]		75,000	55,800
3.750%, due 07/15/29[2]		200,000	146,208
4.250%, due 07/01/28[2]		300,000	237,747
Liberty Costa Rica Senior Secured Finance 10.875%, due 01/15/31[2]		200,000	194,800
Lorca Telecom Bondco SA 4.000%, due 09/18/27[2]	EUR	225,000	224,102
Lumen Technologies, Inc. 4.500%, due 01/15/29[2]		175,000	117,688
MTN Mauritius Investments Ltd. 6.500%, due 10/13/26[3]		200,000	202,537
Network i2i Ltd. (fixed, converts to FRN on 04/15/25), 5.650%, due 01/15/25[3,7,8]		300,000	288,619
Nokia of America Corp. 6.450%, due 03/15/29		300,000	285,750
PPF Telecom Group BV 3.250%, due 09/29/27[3]	EUR	225,000	223,805
SoftBank Group Corp. 2.125%, due 07/06/24[3]	EUR	325,000	335,216
3.125%, due 09/19/25[3]	EUR	475,000	481,436
4.500%, due 04/20/25[3]	EUR	100,000	105,448
5.000%, due 04/15/28[3]	EUR	300,000	297,542
Sprint Capital Corp. 6.875%, due 11/15/28		150,000	160,476
8.750%, due 03/15/32		245,000	302,575
Sprint LLC 7.625%, due 03/01/26		175,000	185,092
T-Mobile USA, Inc. 2.625%, due 04/15/26		25,000	23,213
2.875%, due 02/15/31		25,000	21,373
3.375%, due 04/15/29		250,000	227,858
4.750%, due 02/01/28		150,000	148,578
TalkTalk Telecom Group Ltd. 3.875%, due 02/20/25[3]	GBP	125,000	127,138
Telecom Argentina SA 8.500%, due 08/06/25[2]		363,000	355,059
Telecom Italia Capital SA 6.000%, due 09/30/34		200,000	160,477
6.375%, due 11/15/33		75,000	63,767
7.200%, due 07/18/36		50,000	42,477
Telecom Italia Finance SA 7.750%, due 01/24/33	EUR	575,000	650,046
	Face amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(concluded)
Telecom Italia SpA 1.625%, due 01/18/29[3]	EUR	275,000	$226,240
2.375%, due 10/12/27[3]	EUR	225,000	204,561
5.303%, due 05/30/24[2]		25,000	24,255
Telecommunications Services of Trinidad & Tobago Ltd. 8.875%, due 10/18/29[3]		400,000	352,625
Telesat Canada/Telesat LLC 4.875%, due 06/01/27[2]		50,000	24,490
5.625%, due 12/06/26[2]		125,000	57,734
6.500%, due 10/15/27[2]		75,000	20,955
TMNL Holding BV 3.750%, due 01/15/29[3]	EUR	275,000	266,038
Total Play Telecomunicaciones SA de CV 6.375%, due 09/20/28[3]		200,000	168,153
7.500%, due 11/12/25[2]		200,000	186,540
Vmed O2 UK Financing I PLC 4.250%, due 01/31/31[2]		200,000	167,000
4.750%, due 07/15/31[2]		200,000	170,005
Vodafone Group PLC (fixed, converts to FRN on 08/27/26), 2.625%, due 08/27/80[3,7]	EUR	225,000	221,170
(fixed, converts to FRN on 10/03/28), 4.200%, due 10/03/78[3,7]	EUR	125,000	125,729
(fixed, converts to FRN on 04/04/29), 7.000%, due 04/04/79[7]		175,000	180,234
Zayo Group Holdings, Inc. 4.000%, due 03/01/27[2]		100,000	79,510
			11,972,740
Textiles—0.1%
Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC 5.375%, due 05/01/23[2]	EUR	200,000	140,242
5.375%, due 05/01/23[3]	EUR	153,000	107,286
			247,528
Toys/games/hobbies—0.1%
Mattel, Inc. 3.375%, due 04/01/26[2]		25,000	23,313
5.450%, due 11/01/41		25,000	21,396
5.875%, due 12/15/27[2]		100,000	99,750
6.200%, due 10/01/40		25,000	23,212
			167,671
Transportation—0.5%
Cargo Aircraft Management, Inc. 4.750%, due 02/01/28[2]		125,000	112,916
First Student Bidco, Inc./First Transit Parent, Inc. 4.000%, due 07/31/29[2]		50,000	41,630
Hidrovias International Finance SARL 4.950%, due 02/08/31[2]		200,000	151,750
Rumo Luxembourg Sarl 5.250%, due 01/10/28[3]		200,000	192,040
Seaspan Corp. 5.500%, due 08/01/29[2]		225,000	169,099

PACE High Yield Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(concluded)
Transportation—(concluded)
Western Global Airlines LLC 10.375%, due 08/15/25[2]		125,000	$87,500
Zenith Finco PLC 6.500%, due 06/30/27[2]	GBP	275,000	255,523
			1,010,458
Trucking & leasing—0.2%
Fly Leasing Ltd. 7.000%, due 10/15/24[2]		125,000	107,305
Fortress Transportation and Infrastructure Investors LLC 5.500%, due 05/01/28[2]		100,000	88,004
6.500%, due 10/01/25[2]		153,000	148,104
9.750%, due 08/01/27[2]		125,000	128,504
			471,917
Water—0.1%
Solaris Midstream Holdings LLC 7.625%, due 04/01/26[2]		175,000	175,000
Total corporate bonds (cost—$241,345,334)			212,805,152
Loan assignments—1.0%
Broadcast—0.8%
Allen Media LLC, 2021 Term Loan B, 3 mo. USD LIBOR + 5.500%, 10.230%, due 02/10/27[7]		72,045	57,741
Ascent Resources—Utica, 2020 Fixed 2nd Lien Term Loan, 3 mo. USD LIBOR + 9.000%, 13.815%, due 11/01/25[7]		253,000	268,180
Athenahealth, Inc., 2022 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 3.500%, due 02/15/29[7,13]		10,870	10,281
2022 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.012%, due 02/15/29[7]		88,703	83,898
Avantor Funding, Inc., 2021 Term Loan B5, 1 mo. USD LIBOR + 2.250%, 6.820%, due 11/08/27[7]		70,417	70,338
Avient Corp., Term Loan B, 3 mo. USD SOFR + 3.250%, 7.926%, due 08/29/29[7]		17,595	17,621
ChampionX Corporation, 2022 Term Loan B1, 1 mo. USD SOFR + 3.250%, 7.747%, due 06/07/29[7]		111,599	111,320
Clarios Global LP, 2021 USD Term Loan B, 1 mo. USD LIBOR + 3.250%, 7.820%, due 04/30/26[7]		19,802	19,706
	Face amount[1]		Value
Loan assignments—(continued)
Broadcast—(concluded)
Consolidated Communications, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.500%, 8.063%, due 10/02/27[7]		150,000	$134,785
Diamond Sports Group, LLC, 2022 2nd Lien Term Loan, 3 mo. USD SOFR + 3.250%, 8.026%, due 08/24/26[7]		96,773	7,299
DirecTV Financing LLC, Term Loan, 1 mo. USD LIBOR + 5.000%, 9.570%, due 08/02/27[7]		44,375	43,575
Endure Digital, Inc., Term Loan, 1 mo. USD LIBOR + 3.500%, 7.884%, due 02/10/28[7]		73,875	69,566
Formula One Holdings Limited., Term Loan B, 1 mo. USD SOFR + 3.250%, 7.811%, due 01/15/30[7]		75,000	75,172
Great Canadian Gaming Corporation, 2021 Term Loan, 3 mo. USD LIBOR + 4.000%, 8.753%, due 11/01/26[7]		99,500	98,816
Mulhacen Pte Ltd, EUR 1st Lien Term Loan, 6 mo. EUR EURIBOR + 10.000%, 11.538%, due 08/01/26[7]	EUR	106,698	114,257
EUR 2nd Lien Term Loan, 6 mo. EUR EURIBOR + 8.000%, 9.538%, due 12/01/26[7]	EUR	230,143	156,062
Scientific Games Holdings LP, 2022 USD Term Loan B, 3 mo. USD SOFR + 3.500%, 8.103%, due 04/04/29[7]		149,625	146,990
UFC Holdings LLC, 2021 Term Loan B, 3 mo. USD LIBOR + 2.750%, 7.570%, due 04/29/26[7]		63,184	62,809
United Airlines, Inc., 2021 Term Loan B, 3 mo.USD LIBOR + 3.750%, 8.568%, due 04/21/28[7]		98,250	98,030
			1,646,446
Chemicals—0.1%
Consolidated Energy Finance SA, Term Loan B, 1 mo. USD LIBOR + 2.500%, 7.070%, due 05/07/25[7]		190,575	187,657
Insurance—0.0%†
Hub International Ltd., 2018 Term Loan B, 3 mo. USD LIBOR + 3.000%, 7.689% - 8%, due 04/25/25[7]		71,873	71,748

PACE High Yield Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount[1]	Value
Loan assignments—(concluded)
Media—0.1%
Altice France SA, 2018 Term Loan B13, 3 mo. USD LIBOR + 4.000%, 8.650%, due 08/14/26[7]	162,889	$156,781
Oil & gas—0.0%†
Parker Drilling Co., 2nd Lien PIK Term Loan, 2.000% - 11%, due 03/26/24	27,783	27,042
Retail-restaurants—0.0%†
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1 mo. USD LIBOR + 1.750%, 6.320%, due 11/19/26[7]	105,917	104,631
Total loan assignments (cost—$2,363,991)		2,194,305
Non-U.S. government agency obligations—0.1%
Turkiye Ihracat Kredi Bankasi AS 5.375%, due 10/24/23[2]	200,000	197,500
Ukreximbank Via Biz Finance PLC 9.750%, due 01/22/25[3]	103,000	33,494
Total non-U.S. government agency obligations (cost—$303,913)		230,994
	Number of shares
Common stocks—0.5%
Aerospace & defense—0.0%†
Egmv13794*,4,5	2,750	0
Diversified financial services—0.1%
Spn New*,2,4	2,777	177,728
Energy equipment & services—0.0%†
Diamond Offshore Drilling, Inc.*	1,543	17,683
Noble Corp. PLC*	207	8,423
Parker Drilling Co.*	1,153	8,186
		34,292
Gas utilities—0.0%†
Ferrellgas Partners LP, Class B	364	54,600
IT services—0.1%
Carnelian Point Holdings LP4	140	169,565
Leisure products—0.0%†
Codere New Topco SA*,4,5	4,367	0
Teide 10 S.L.*,4,5	5,444,137	44,389
		44,389
Media—0.0%†
iHeartMedia, Inc., Class A*	1,347	10,439
	Number of shares	Value
Common stocks—(concluded)
Metals & mining—0.0%†
Aleris International, Inc.*,4,5,9	795	$15,900
Cloud Peak Energy, Inc.*,4,5	66	0
Petra Diamonds Ltd.*	54,100	52,691
		68,591
Oil & gas—0.1%
Chaparral Energy, Inc.[4]	2,856	131,376
Oil, gas & consumable fuels—0.1%
Athabasca Oil Corp*	35,451	78,701
Summit Midstream Partners LP*	11,021	194,190
		272,891
Paper & forest products—0.0%†
Hardwood Holdings LLC*,4	936	76,752
Pharmaceuticals—0.0%†
Mallinckrodt PLC*	3,903	29,273
Wireless telecommunication services—0.1%
Intelsat SA4	5,072	116,656
Total common stocks (cost—$1,644,828)		1,186,552
Preferred stocks—0.1%
Machinery—0.0%†
Selecta Group BV*,4	21,852	9,384
Selecta Group BV, Class A*,4	43,703	18,767
Total Machinery		28,151
Oil, gas & consumable fuels—0.1%
Global Partners LP8	3,886	98,006
Gulfport Energy Corp.[4,6,8]	9	50,850
Total oil, gas & consumable fuels		148,856
Total preferred stocks (cost—$123,209)		177,007
	Number of rights
Rights—0.0%†
Intelsat Jackson Holdings SA expires 12/05/25*,4 (cost—$0)	1061	5,775
	Number of warrants
Warrants—0.0%†
California Resources Corp. expires 10/27/24*	201	2,201
Carlson Travel, Inc. expires 11/19/26*,4	1,052	11
Carlson Travel, Inc. expires 11/19/28*,4	1,108	66
Chalice Mining Ltd. expires 10/01/24*,4	9	6
Chalice Mining Ltd.expires 10/01/25*,4	9	11
Denbury, Inc. expires 09/18/25*	1,376	80,042
Intelsat SA expires 02/17/27*,4	1	1
Total warrants (cost—$382,313)		82,338

PACE High Yield Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of shares	Value
Short-term investments—0.2%
Investment companies—0.2%
State Street Institutional U.S. Government Money Market Fund, 4.180%[14] (cost—$373,889)	373,889	$373,889
Investment of cash collateral from securities loaned—0.0%†
Money market funds—0.0%†
State Street Navigator Securities Lending Government Money Market Portfolio, 4.300%[14] (cost—$47,653)	47,653	47,653
Total investments (cost—$246,585,130)—98.9%		217,103,665
Other assets in excess of liabilities—1.1%		2,371,406
Net assets—100.0%		$219,475,071

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SSC	EUR	39,324,284	USD	41,765,142	02/09/23	$(1,007,933)
SSC	GBP	4,865,186	USD	5,859,508	02/09/23	(139,434)
SSC	USD	420,000	EUR	388,180	02/09/23	2,224
SSC	USD	83,000	EUR	76,722	02/09/23	450
SSC	USD	40,000	EUR	36,660	02/09/23	(125)
Net unrealized appreciation (depreciation)						$(1,144,818)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$212,644,637	$160,515	$212,805,152
Loan assignments	—	2,194,305	—	2,194,305
Non-U.S. government agency obligations	—	230,994	—	230,994
Common stocks	454,186	546,901	185,465	1,186,552
Preferred stocks	98,006	79,001	—	177,007
Rights	—	5,775	—	5,775
Warrants	82,243	95	—	82,338

PACE High Yield Investments

Portfolio of investments—January 31, 2023 (unaudited)

Fair valuation summary—(concluded)

Assets—(concluded) Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Short-term investments	$—	$373,889	$—	$373,889
Investment of cash collateral from securities loaned	—	47,653	—	47,653
Forward foreign currency contracts	—	2,674	—	2,674
Total	$634,435	$216,125,924	$345,980	$217,106,339
Liabilities
Forward foreign currency contracts	$—	$(1,147,492)	$—	$(1,147,492)

At January 31, 2023, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  In U.S. dollars unless otherwise indicated.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $113,415,139, represented 50.9% of the Portfolio's net assets at period end.

3  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

5  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

6  Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

7  Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

8  Perpetual investment. Date shown reflects the next call date.

9  This security is considered restricted. At period end, the value of restricted security was $23,688, represented 0.0% of the Fund's net assets. The table below provides further information.

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets†	Value at 01/31/23	Value as a percentage of net assets†
Aleris International, Inc.	1/10/17	$13,981	0.0%	$15,900	0.0%
Appcion Esc	6/1/20	650,000	0.0	6,500	0.0
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 3.000%, due 03/15/24	9/2/20	482,067	0.0	5,500	0.0
RRI Energy, Inc., 3.000%, due 06/15/17	12/14/18	—	—	—	—
Intelsat Jackson Holdings SA, 0.000%, due 10/15/24	9/5/18-2/11/20	—	—	—	—
Sanchez Energy Corp. 6.125%, due 01/15/23	10/30/17-12/1/17	329,036	0.0	2,625	0.0
Sanchez Energy Corp. 7.750%, due 06/15/21	11/3/17-12/1/17	475,000	0.0	3,563	0.0
Washington Mutual, Inc., 0.000%, due 09/21/17	9/21/17	—	0.0	5,500	0.0

10  Bond interest in default.

11  Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

12  Security, or portion thereof, was on loan at the period end.

13  All or a portion of the loan commitment is unfunded.

14  Rates shown reflect yield at January 31, 2023.

See accompanying notes to financial statements.

PACE Large Co Value Equity Investments

Performance

For the six-months ended January 31, 2023, the Portfolio's Class P shares returned 8.61% before the deduction of the maximum PACE Select program fee.1 In comparison, the Russell 1000 Value Index (the "benchmark") returned 4.66%. (Returns for all share classes over various time periods are shown in the "Performance at a glance" table on page 135. Please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.) For a detailed commentary on the market environment in general during the reporting period, please refer to page 3.

Investment Manager's comments2

The Portfolio outperformed its benchmark during the reporting period. The six-month period was turbulent. Style was an important driver of returns as markets continued to be very sensitive to the US economy's perceived resilience in the face of ongoing interest rate increases. The Portfolio has been well positioned to benefit from this environment. Specifically, the combination of select high beta value exposures, firmly anchored in a base of high-quality value exposures enabled the Portfolio to benefit from rallies while also providing protection during down markets.

Both stock selection and sector allocation contributed to active returns, with the former comprising a majority of gains. Stock selection in the consumer discretionary sector had the most positive impact on active return, followed by stock selection in the information technology and financials sectors.

Risk factors were supportive of performance over the period. Specifically, the Portfolio benefitted from exposure to global companies that benefit from a less severe economic downturn in Europe and the reopening of the Chinese economy.

Derivatives were not used during the reporting period.

1  Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%, which, if included, would have reduced performance. Class P shares held through other advisory programs also may be subject to a program fee, which, if included, would have reduced performance.

2  Performance is discussed on a gross-of-fees basis—meaning that no fees or expenses are reflected when discussed at the level of a subadvisor's sleeve (or subadvisors' sleeves, if applicable). Alternatively, performance at the overall Portfolio level is shown net of fees, which does factor in fees and expenses associated with the Portfolio.

PACE Select Advisors Trust – PACE Large Co Value Equity Investments

Investment Manager:

UBS Asset Management (Americas) Inc. ("UBS AM")

Investment Subadvisors:

Pzena Investment Management, LLC ("Pzena");

Artisan Partners Limited Partnership ("Artisan Partners")

Wellington Management Company LLP ("Wellington")

Portfolio Management Team:

UBS AM: Mabel Lung, CFA, Fred Lee, CFA, Gina Toth, CFA, Mayoor Joshi, Edward Eccles, Christopher Andersen, CFA, Sofia Westerlund (since November 2022) and Shu-Han Hsu (since November 2022)

Pzena: Richard S. Pzena, John J. Flynn and Benjamin Silver;

Wellington; Matthew C. Hand, CFA; Artisan Partners: Daniel J. Okeefe and Michael J. McKinnon

Objective:

Capital appreciation and dividend income

Investment process:

The main strategies of the current subadvisors include:

• A "deep value" strategy which follows a disciplined investment process.

• A "select equity income" strategy in which the subadvisor invests in quality large cap dividend-paying companies, with an emphasis on companies with solid balance sheets and below-market valuations.

(continued on next page)

PACE Large Co Value Equity Investments

Investment process (concluded)

• A "select equity" strategy in which the subadvisor employs a fundamental investment process to construct a focused portfolio of securities of undervalued US companies across a broad capitalization range.

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

Special considerations

The Portfolio may be appropriate for long-term investors seeking capital appreciation and dividend income and who are able to withstand short-term fluctuations in the equity markets in return for potentially higher returns over the long term. The value of the Portfolio changes every day and can be affected by changes in interest rates, general market conditions and other political, social and economic developments, as well as specific matters relating to the companies in whose securities the Portfolio invests. It is important to note that an investment in the Portfolio is only one component of a balanced investment plan.

PACE Large Co Value Equity Investments

Performance at a glance (unaudited)

Average annual total returns for periods ended 01/31/23	6 months	1 year	5 years	10 years
Before deducting maximum sales charge
Class A1	8.44%	1.86%	5.48%	9.43%
Class Y2	8.59	2.10	5.49	9.57
Class P3	8.61	2.12	5.74	9.70
After deducting maximum sales charge
Class A1	2.46	(3.73)	4.30	8.81
Russell 1000 Value Index[4]	4.66	(0.43)	6.94	10.15

Most recent calendar quarter-end returns (unaudited)

Average annual total returns for periods ended 12/31/22	6 months	1 year	5 years	10 years
Before deducting maximum sales charge
Class A1	6.93%	(5.23)%	4.89%	9.29%
Class Y2	7.05	(5.00)	4.90	9.42
Class P3	7.06	(4.97)	5.15	9.55
After deducting maximum sales charge
Class A1	1.04	(10.45)	3.71	8.67

The annualized gross and net expense ratios, respectively, for each class of shares as in the prospectuses dated November 28, 2022 were as follows: Class A—1.10% and 1.10%; Class Y—0.85% and 0.85%; and Class P—0.86% and 0.86%. Net expenses reflect fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses. The Portfolio and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the Portfolio's ordinary total operating expenses of each class through November 30, 2023 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, trustee elections, as well as other matters related to shareholder meetings (unless specifically agreed by UBS AM) and extraordinary expenses) would not exceed Class A—1.14%; Class Y—0.89%; and Class P—0.89%. The Portfolio has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the Portfolio's expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the Portfolio's board at any time and also will terminate automatically upon the expiration or termination of the Portfolio's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

1  Maximum sales charge for Class A shares is 5.5%. Class A shares bear ongoing 12b-1 service fees of 0.25% annually.

2  The Portfolio offers Class Y shares to a limited group of eligible investors, including certain qualifying retirement plans. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.

3  Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee, which, if included, would have reduced performance.

4  The Russell 1000 Value Index measures the performance of the large-cap value segment of the US equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values. The Russell 1000 Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. Investors should note that indices do not reflect the deduction of fees and expenses.

Prior to August 3, 2015, a 1% redemption fee was imposed on sales or exchanges of any class of shares of the Portfolio made during the specified holding period.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com/us-mutualfundperformance.

PACE Large Co Value Equity Investments

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of January 31, 2023

Top ten holdings
Ares Management Corp., Class A	2.5%
Unilever PLC, ADR	2.5
Merck & Co., Inc.	2.5
Pfizer, Inc.	2.3
Axalta Coating Systems Ltd.	2.3
Johnson Controls International PLC	2.2
MetLife, Inc.	2.2
Citigroup, Inc.	2.2
HeidelbergCement AG	2.1
Philip Morris International, Inc.	2.1
Total	22.9%
Top five issuer breakdown by country or territory of origin
United States	87.0%
China	3.7
United Kingdom	2.5
Germany	2.4
South Korea	1.9
Total	97.5%
Sectors
Financials	25.8%
Health Care	12.7
Consumer Discretionary	12.2
Information Technology	11.3
Materials	6.8
Consumer Staples	6.3
Industrials	6.0
Communication Services	5.0
Energy	4.4
Utilities	4.2
Real Estate	1.9
Total	96.6%

PACE Large Co Value Equity Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—96.6%
Aerospace & defense—1.7%
General Dynamics Corp.	66,090	$15,402,935
Air freight & logistics—0.6%
FedEx Corp.	26,379	5,113,833
Airlines—0.8%
Southwest Airlines Co.	205,506	7,350,950
Auto components—0.6%
Lear Corp.	23,038	3,358,480
Magna International, Inc.[1]	27,845	1,808,254
		5,166,734
Automobiles—1.7%
Harley-Davidson, Inc.	322,921	14,864,054
Banks—6.6%
Bank of America Corp.	55,933	1,984,503
Citigroup, Inc.	369,621	19,301,609
JPMorgan Chase & Co.	114,003	15,955,860
M&T Bank Corp.	112,655	17,574,180
Wells Fargo & Co.	77,303	3,623,191
		58,439,343
Building products—2.2%
Johnson Controls International PLC	285,269	19,846,164
Capital markets—6.6%
Ares Management Corp., Class A	272,674	22,629,215
Bank of New York Mellon Corp.	358,861	18,147,601
Goldman Sachs Group, Inc.	3,430	1,254,728
Morgan Stanley	172,320	16,771,906
		58,803,450
Chemicals—4.7%
Axalta Coating Systems Ltd.*	670,844	20,192,405
Dow, Inc.	68,501	4,065,534
PPG Industries, Inc.	134,377	17,514,698
		41,772,637
Communications equipment—2.0%
Cisco Systems, Inc.	366,803	17,852,302
Construction materials—2.1%
HeidelbergCement AG	274,923	18,769,829
Consumer finance—2.3%
American Express Co.	97,352	17,029,785
Capital One Financial Corp.	27,782	3,306,058
		20,335,843
Diversified financial services—3.9%
Berkshire Hathaway, Inc., Class B*	56,581	17,626,113
Equitable Holdings, Inc.	492,176	15,784,084
Voya Financial, Inc.	24,105	1,681,806
		35,092,003
	Number of shares	Value
Common stocks—(continued)
Electric utilities—2.3%
Edison International	36,454	$2,511,680
Exelon Corp.	420,351	17,734,609
		20,246,289
Electronic equipment, instruments & components—1.9%
Corning, Inc.	495,315	17,142,852
Energy equipment & services—0.4%
Halliburton Co.	37,058	1,527,531
NOV, Inc.	82,009	2,004,300
		3,531,831
Equity real estate investment trusts—1.9%
Gaming and Leisure Properties, Inc.	320,038	17,141,235
Food products—1.7%
Danone SA	276,535	15,124,953
Health care equipment & supplies—2.1%
DENTSPLY SIRONA, Inc.	476,778	17,559,734
GE HealthCare Technologies, Inc.*	14,195	986,836
		18,546,570
Health care providers & services—3.9%
Cardinal Health, Inc.	9,984	771,264
Elevance Health, Inc.	28,001	14,000,220
Fresenius Medical Care AG & Co. KGaA, ADR	156,376	2,928,923
McKesson Corp.	1,857	703,209
UnitedHealth Group, Inc.	31,923	15,935,642
		34,339,258
Hotels, restaurants & leisure—2.8%
Aramark	231,616	10,313,860
Booking Holdings, Inc.*	937	2,280,752
Expedia Group, Inc.*	107,280	12,262,104
		24,856,716
Household durables—0.5%
Mohawk Industries, Inc.*	16,000	1,920,960
Newell Brands, Inc.	160,182	2,556,505
		4,477,465
Industrial conglomerates—0.4%
General Electric Co.	42,586	3,427,321
Insurance—6.5%
American International Group, Inc.	30,634	1,936,682
Axis Capital Holdings Ltd.	27,433	1,716,483
Chubb Ltd.	52,749	11,999,870
Marsh & McLennan Cos., Inc.	52,270	9,142,546
MetLife, Inc.	264,500	19,313,790
Progressive Corp.	98,767	13,466,880
		57,576,251
Interactive media & services—3.8%
Alphabet, Inc., Class A*	161,548	15,967,405
Meta Platforms, Inc., Class A*	120,691	17,979,338
		33,946,743

PACE Large Co Value Equity Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Internet & direct marketing retail—1.7%
Alibaba Group Holding Ltd., ADR*	139,512	$15,374,222
IT services—0.7%
Amdocs Ltd.	16,782	1,542,769
Cognizant Technology Solutions Corp., Class A	38,950	2,599,913
SS&C Technologies Holdings, Inc.	41,184	2,485,454
		6,628,136
Machinery—0.2%
Westinghouse Air Brake Technologies Corp.	21,333	2,214,579
Media—1.2%
Charter Communications, Inc., Class A*	2,984	1,146,781
Comcast Corp., Class A	242,478	9,541,509
		10,688,290
Multi-utilities—2.0%
Sempra Energy	109,673	17,583,872
Oil, gas & consumable fuels—4.0%
ConocoPhillips	141,147	17,201,585
EOG Resources, Inc.	132,917	17,578,273
Shell PLC, ADR[1]	13,577	798,464
		35,578,322
Personal products—2.5%
Unilever PLC, ADR[1]	433,891	22,171,830
Pharmaceuticals—6.7%
Bristol-Myers Squibb Co.	25,762	1,871,609
Eli Lilly & Co.	43,703	15,040,387
Merck & Co., Inc.	205,619	22,085,537
Pfizer, Inc.	473,230	20,897,837
		59,895,370
Semiconductors & semiconductor equipment—4.6%
Lam Research Corp.	18,096	9,049,809
NXP Semiconductors NV	95,141	17,535,438
QUALCOMM, Inc.	106,391	14,172,345
		40,757,592
	Number of shares	Value
Common stocks—(concluded)
Specialty retail—4.2%
Advance Auto Parts, Inc.	39,564	$6,024,806
Home Depot, Inc.	52,630	17,061,067
TJX Cos., Inc.	173,710	14,219,901
		37,305,774
Technology hardware, storage & peripherals—2.0%
Hewlett Packard Enterprise Co.	93,493	1,508,042
Samsung Electronics Co. Ltd.	338,556	16,765,641
		18,273,683
Textiles, apparel & luxury goods—0.7%
Gildan Activewear, Inc.[1]	69,580	2,179,941
PVH Corp.	25,104	2,256,850
Skechers USA, Inc., Class A*	46,112	2,220,293
		6,657,084
Tobacco—2.1%
Philip Morris International, Inc.	176,568	18,405,448
Total common stocks (cost—$816,715,544)		860,701,763
Short-term investments—3.1%
Investment companies—3.1%
State Street Institutional U.S. Government Money Market Fund, 4.180%[2] (cost—$28,134,583)	28,134,583	28,134,583
Investment of cash collateral from securities loaned—0.1%
Money market funds—0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.300%[2] (cost—$582,775)	582,775	582,775
Total investments (cost—$845,432,902)—99.8%		889,419,121
Other assets in excess of liabilities—0.2%		1,468,093
Net assets—100.0%		$890,887,214

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE Large Co Value Equity Investments

Portfolio of investments—January 31, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$860,701,763	$—	$—	$860,701,763
Short-term investments	—	28,134,583	—	28,134,583
Investment of cash collateral from securities loaned	—	582,775	—	582,775
Total	$860,701,763	$28,717,358	$—	$889,419,121

At January 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Rates shown reflect yield at January 31, 2023.

See accompanying notes to financial statements.

PACE Large Co Growth Equity Investments

Performance

For the six-months ended January 31, 2023, the Portfolio's Class P shares returned -3.67% before the deduction of the maximum PACE Select program fee.1 In comparison, the Russell 1000 Growth Index (the "benchmark") returned -4.71%. (Returns for all share classes over various time periods are shown in the "Performance at a glance" table on page 142. Please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.) For a detailed commentary on the market environment in general during the reporting period, please refer to page 3.

Investment Manager's comments2

The Portfolio outperformed its benchmark during the reporting period. Both stock selection and sector allocation were positive. Stock selection contributed due to holdings within consumer discretionary and communication services. In terms of sector allocation, the overweight to health care and financials as well as the underweight to the consumer discretionary sector contributed, which was partially offset by negative contribution from the Portfolio's underweight to industrials.

Risk factors were modestly negative during the period. In a rising rate environment, the Portfolio benefitted from its exposure to value characteristics, such as long-term reversal, but that was more than offset by headwinds associated with the Portfolio's momentum exposure. Broadly, the Portfolio was positioned to benefit from higher interest rates, which was helpful in the period.

Derivatives were not used during the reporting period.

1  Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%, which, if included, would have reduced performance. Class P shares held through other advisory programs also may be subject to a program fee, which, if included, would have reduced performance.

2  Performance is discussed on a gross-of-fees basis—meaning that no fees or expenses are reflected when discussed at the level of a subadvisor's sleeve (or subadvisors' sleeves, if applicable). Alternatively, performance at the overall Portfolio level is shown net of fees, which does factor in fees and expenses associated with the Portfolio.

PACE Select Advisors Trust – PACE Large Co Growth Equity Investments

Investment Manager:

UBS Asset Management (Americas) Inc. ("UBS AM")

Investment Subadvisors:

J.P. Morgan Investment Management Inc. ("J.P. Morgan")

Polen Capital Management, LLC ("Polen")

GQG Partners LLC ("GQG")

Portfolio Management Team:

UBS AM: Mabel Lung, CFA, Fred Lee, CFA, Gina Toth, CFA, Mayoor Joshi, Edward Eccles, Christopher Andersen, CFA, Sofia Westerlund (since November 2022) and Shu-Han Hsu (since November 2022)

J.P. Morgan: Giri Devulapally, Joseph Wilson, Larry H. Lee and Holly Fleiss

Polen: Dan Davidowitz and Brandon Ladoff

GQG: Rajiv Jain, Brian Kersmanc and Sudarshan Murthy

Objective:

Capital appreciation

Investment process:

The main strategies of the subadvisors include:

• A strategy in which the subadvisor seeks to identify companies with secular business models and opportunities to generate consistent,

(continued on next page)

PACE Large Co Growth Equity Investments

Investment process
(concluded)

long-term growth of intrinsic business value.

• A strategy in which the subadvisor seeks to identify companies with sustainable competitive advantages and ample opportunities to grow and reinvest capital at high rates of return.

• A strategy in which the subadvisor employs a concentrated, fundamentally driven sustainable growth strategy.

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

Special considerations

The Portfolio may be appropriate for long-term investors seeking capital appreciation who are able to withstand short-term fluctuations in the equity markets in return for potentially higher returns over the long term. The value of the Portfolio changes every day and can be affected by changes in interest rates, general market conditions, and other political, social and economic developments, as well as specific matters relating to the companies in whose securities the Portfolio invests. Also, to the extent the Portfolio invests a large portion of its assets in a particular sector, the Portfolio may experience greater volatility and risk of loss due to unfavorable developments in that sector. It is important to note that an investment in the Portfolio is only one component of a balanced investment plan.

PACE Large Co Growth Equity Investments

Performance at a glance (unaudited)

Average annual total returns for periods ended 01/31/23	6 months	1 year	5 years	10 years
Before deducting maximum sales charge
Class A1	(3.77)%	(15.17)%	12.14%	14.04%
Class Y2	(3.70)	(14.98)	9.05	12.60
Class P3	(3.67)	(14.98)	9.05	12.60
After deducting maximum sales charge
Class A1	(9.04)	(19.84)	10.88	13.39
Russell 1000 Growth Index[4]	(4.71)	(16.02)	11.22	14.53

Most recent calendar quarter-end returns (unaudited)

Average annual total returns for periods ended 12/31/22	6 months	1 year	5 years	10 years
Before deducting maximum sales charge
Class A1	(1.20)%	(28.00)%	12.22%	13.82%
Class Y2	(1.04)	(27.77)	9.15	12.40
Class P3	(1.07)	(27.78)	9.14	12.39
After deducting maximum sales charge
Class A1	(6.64)	(31.95)	10.96	13.17

The annualized gross and net expense ratios, respectively, for each class of shares as in the prospectuses dated November 28, 2022 were as follows: Class A—1.13% and 1.13%; Class Y—0.87% and 0.87%; and Class P—0.89% and 0.88%. Net expenses reflect fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses. The Portfolio and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the Portfolio's ordinary total operating expenses of each class through November 30, 2023 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, trustee elections, as well as other matters related to shareholder meetings (unless specifically agreed by UBS AM) and extraordinary expenses) would not exceed Class A—1.13%; Class Y—0.88%; and Class P—0.88%. The Portfolio has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the Portfolio's expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the Portfolio's board at any time and also will terminate automatically upon the expiration or termination of the Portfolio's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

1  Maximum sales charge for Class A shares is 5.5%. Class A shares bear ongoing 12b-1 service fees of 0.25% annually.

2  The Portfolio offers Class Y shares to a limited group of eligible investors, including certain qualifying retirement plans. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.

3  Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee, which, if included, would have reduced performance.

4  The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the US equity universe. It includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. Investors should note that indices do not reflect the deduction of fees and expenses.

Prior to August 3, 2015, a 1% redemption fee was imposed on sales or exchanges of any class of shares of the Portfolio made during the specified holding period.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com/us-mutualfundperformance.

PACE Large Co Growth Equity Investments

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of January 31, 2023

Top ten holdings
Amazon.com, Inc.	6.1%
Alphabet, Inc., Class C	5.8
Microsoft Corp.	5.7
Apple, Inc.	4.4
Netflix, Inc.	3.1
UnitedHealth Group, Inc.	2.7
Adobe, Inc.	2.6
Salesforce, Inc.	2.5
Mastercard, Inc., Class A	2.4
Visa, Inc., Class A	2.1
Total	37.4%
Top five issuer breakdown by country or territory of origin
United States	98.5%
Canada	0.4
Brazil	0.4
Netherlands	0.4
United Kingdom	0.3
Total	100%
Sectors
Information Technology	34.2%
Health Care	19.4
Consumer Discretionary	16.1
Communication Services	9.8
Financials	5.0
Industrials	4.6
Energy	4.0
Consumer Staples	2.8
Materials	1.6
Utilities	1.0
Total	98.3%

1  The portfolio is actively managed and its composition will vary over time.

PACE Large Co Growth Equity Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—98.4%
Aerospace & defense—0.2%
Lockheed Martin Corp.	2,932	$1,358,278
Air freight & logistics—0.6%
United Parcel Service, Inc., Class B	21,570	3,995,411
Automobiles—1.4%
Tesla, Inc.*	60,179	10,424,206
Banks—0.5%
SVB Financial Group*	11,687	3,534,616
Beverages—1.4%
Coca-Cola Co.	83,446	5,116,908
Monster Beverage Corp.*	47,184	4,910,911
		10,027,819
Biotechnology—4.7%
AbbVie, Inc.	74,284	10,975,461
Alnylam Pharmaceuticals, Inc.*	7,354	1,664,946
Amgen, Inc.	24,164	6,098,994
Exact Sciences Corp.*	41,617	2,809,980
Moderna, Inc.*	3,681	648,077
Regeneron Pharmaceuticals, Inc.*	13,280	10,072,481
Seagen, Inc.*	14,713	2,052,169
		34,322,108
Building products—0.6%
Trane Technologies PLC	23,950	4,289,924
Capital markets—3.6%
Blackstone, Inc.	40,462	3,882,733
Charles Schwab Corp.	172,793	13,377,634
LPL Financial Holdings, Inc.	4,688	1,111,619
Morgan Stanley	54,680	5,322,004
MSCI, Inc.	3,989	2,120,393
		25,814,383
Chemicals—0.3%
Sherwin-Williams Co.	10,146	2,400,442
Consumer finance—0.3%
Capital One Financial Corp.	18,292	2,176,748
Diversified financial services—0.6%
Apollo Global Management, Inc.	22,506	1,592,975
Berkshire Hathaway, Inc., Class B*	8,816	2,746,360
		4,339,335
Electric utilities—0.8%
American Electric Power Co., Inc.	25,328	2,379,819
Exelon Corp.	85,936	3,625,640
		6,005,459
Electrical equipment—0.5%
Rockwell Automation, Inc.	13,074	3,687,260
Electronic equipment, instruments & components—0.7%
Amphenol Corp., Class A	65,595	5,232,513
	Number of shares	Value
Common stocks—(continued)
Energy equipment & services—0.5%
Schlumberger Ltd.	65,908	$3,755,438
Entertainment—3.1%
Netflix, Inc.*	63,680	22,533,805
Food & staples retailing—0.4%
Walmart, Inc.	21,027	3,025,155
Gas utilities—0.1%
Atmos Energy Corp.	9,017	1,059,858
Health care equipment & supplies—2.8%
Abbott Laboratories	91,635	10,130,250
Align Technology, Inc.*	14,422	3,890,046
Dexcom, Inc.*	13,246	1,418,514
Intuitive Surgical, Inc.*	11,061	2,717,577
Stryker Corp.	6,931	1,759,157
		19,915,544
Health care providers & services—6.7%
Cigna Corp.	8,273	2,619,811
CVS Health Corp.	58,510	5,161,752
Elevance Health, Inc.	4,598	2,298,954
HCA Healthcare, Inc.	24,837	6,335,174
Humana, Inc.	5,386	2,756,016
McKesson Corp.	26,527	10,045,244
UnitedHealth Group, Inc.	38,678	19,307,671
		48,524,622
Hotels, restaurants & leisure—2.8%
Airbnb, Inc., Class A*	100,268	11,140,777
Chipotle Mexican Grill, Inc.*	2,247	3,699,416
Marriott International, Inc., Class A	30,899	5,381,988
		20,222,181
Interactive media & services—6.7%
Alphabet, Inc., Class C*	418,804	41,825,956
Match Group, Inc.*	17,179	929,727
Meta Platforms, Inc., Class A*	27,234	4,057,049
Snap, Inc., Class A*	128,770	1,488,581
		48,301,313
Internet & direct marketing retail—6.9%
Amazon.com, Inc.*	426,403	43,974,942
Etsy, Inc.*	21,723	2,988,650
MercadoLibre, Inc.*	2,581	3,049,942
		50,013,534
IT services—8.5%
Accenture PLC, Class A	33,725	9,410,961
Automatic Data Processing, Inc.	7,788	1,758,608
Block, Inc.*	37,563	3,069,648
Cognizant Technology Solutions Corp., Class A	46,101	3,077,242
Mastercard, Inc., Class A	47,644	17,656,867
MongoDB, Inc.*	7,323	1,568,660
PayPal Holdings, Inc.*	86,722	7,066,976
Shopify, Inc., Class A*	64,652	3,185,404

PACE Large Co Growth Equity Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
IT services—(concluded)
Visa, Inc., Class A	64,925	$14,946,384
		61,740,750
Life sciences tools & services—2.4%
Illumina, Inc.*	36,395	7,795,809
Thermo Fisher Scientific, Inc.	16,970	9,678,500
		17,474,309
Machinery—2.0%
Caterpillar, Inc.	5,748	1,450,163
Deere & Co.	31,324	13,245,040
		14,695,203
Media—0.4%
Trade Desk, Inc., Class A*	53,775	2,726,393
Metals & mining—1.3%
Freeport-McMoRan, Inc.	187,327	8,358,531
United States Steel Corp.	29,479	839,856
		9,198,387
Multiline retail—0.6%
Target Corp.	24,598	4,234,300
Oil, gas & consumable fuels—3.5%
Arch Resources, Inc.	11,730	1,736,274
Cheniere Energy, Inc.	19,806	3,026,159
ConocoPhillips	89,826	10,947,095
Exxon Mobil Corp.	55,379	6,424,518
Occidental Petroleum Corp.	47,681	3,089,252
		25,223,298
Personal products—0.2%
Estee Lauder Cos., Inc., Class A	4,304	1,192,552
Pharmaceuticals—2.8%
AstraZeneca PLC, ADR	30,032	1,963,192
Eli Lilly & Co.	33,448	11,511,129
Zoetis, Inc.	39,448	6,528,250
		20,002,571
Professional services—0.7%
Equifax, Inc.	5,234	1,162,995
Verisk Analytics, Inc.	20,355	3,700,335
		4,863,330
Semiconductors & semiconductor equipment—3.0%
Advanced Micro Devices, Inc.*	73,263	5,505,715
ASML Holding NV N.Y. Registered Shares	4,437	2,932,147
Enphase Energy, Inc.*	5,309	1,175,306
Lam Research Corp.	3,423	1,711,842
NVIDIA Corp.	35,080	6,853,580
Texas Instruments, Inc.	18,846	3,339,700
		21,518,290
	Number of shares	Value
Common stocks—(concluded)
Software—17.2%
Adobe, Inc.*	50,881	$18,843,270
Autodesk, Inc.*	51,249	11,026,735
HubSpot, Inc.*	4,734	1,642,745
Intuit, Inc.	11,705	4,947,352
Microsoft Corp.	167,308	41,460,595
Oracle Corp.	105,243	9,309,796
Salesforce, Inc.*	105,962	17,798,437
ServiceNow, Inc.*	29,726	13,529,194
Synopsys, Inc.*	14,562	5,151,308
Workday, Inc., Class A*	5,516	1,000,768
		124,710,200
Specialty retail—3.1%
AutoZone, Inc.*	4,464	10,887,026
Home Depot, Inc.	2,905	941,714
Lowe's Cos., Inc.	49,543	10,317,330
		22,146,070
Technology hardware, storage & peripherals—4.4%
Apple, Inc.	221,064	31,897,325
Textiles, apparel & luxury goods—1.3%
Nike, Inc., Class B	46,726	5,949,622
Tapestry, Inc.	71,714	3,268,007
		9,217,629
Tobacco—0.8%
Altria Group, Inc.	62,476	2,813,919
Philip Morris International, Inc.	30,237	3,151,905
		5,965,824
Trading companies & distributors—0.0%†
United Rentals, Inc.*	577	254,428
Total common stocks (cost—$719,211,860)		712,020,811
Short-term investments—1.7%
Investment companies—1.7%
State Street Institutional U.S. Government Money Market Fund, 4.180%[1] (cost—$12,551,727)	12,551,727	12,551,727
Total investments (cost—$731,763,587)—100.1%		724,572,538
Liabilities in excess of other assets—(0.1)%		(534,453)
Net assets—100.0%		$724,038,085

PACE Large Co Growth Equity Investments

Portfolio of investments—January 31, 2023 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$712,020,811	$—	$—	$712,020,811
Short-term investments	—	12,551,727	—	12,551,727
Total	$712,020,811	$12,551,727	$—	$724,572,538

At January 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

†  Amount represents less than 0.05%

*  Non-income producing security.

1  Rates shown reflect yield at January 31, 2023.

See accompanying notes to financial statements.

PACE Small/Medium Co Value Equity Investments

Performance

For the six-months ended January 31, 2023, the Portfolio's Class P shares returned 4.07% before the deduction of the maximum PACE Select program fee.1 In comparison, the Russell 2500 Value Index (the "benchmark") returned 4.59%. (Returns for all share classes over various time periods are shown in the "Performance at a glance" table on page 149. Please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.) For a detailed commentary on the market environment in general during the reporting period, please refer to page 3.

Investment Manager's comments2

The Portfolio underperformed its benchmark during the reporting period. Stock selection was the primary detractor to relative returns. Stock selection within the health care sector was most challenging while stock selection within financials and consumer discretionary had a positive impact. Sector allocation was additive relative to the benchmark, particularly the underweights to real estate and utilities, as these sectors lagged the benchmark during this time period.

Styles factors were supportive during the period as momentum and profitability exposures were rewarded but partially offset by value characteristics such as book to price.

Derivatives were not used during the reporting period.

1  Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%, which, if included, would have reduced performance. Class P shares held through other advisory programs also may be subject to a program fee, which, if included, would have reduced performance.

2  Performance is discussed on a gross-of-fees basis—meaning that no fees or expenses are reflected when discussed at the level of a subadvisor's sleeve (or subadvisors' sleeves, if applicable). Alternatively, performance at the overall Portfolio level is shown net of fees, which does factor in fees and expenses associated with the Portfolio.

PACE Select Advisors Trust – PACE Small/Medium Co Value Equity Investments

Investment Manager:

UBS Asset Management (Americas) Inc. ("UBS AM")

Investment Subadvisors:

Kayne Anderson Rudnick, LLC ("Kayne Anderson Rudnick"); Sapience Investments, LLC ("Sapience");
Huber Capital Management LLC ("Huber")

Portfolio Management Team:

UBS AM: Mabel Lung, CFA, Fred Lee, CFA, Gina Toth, CFA, Mayoor Joshi, Edward Eccles, Christopher Andersen, CFA, Sofia Westerlund (since November 2022) and Shu-Han Hsu (since November 2022)

Kayne Anderson Rudnick: Julie Kutasov and Craig Stone Sapience: Samir Sikka;

Huber Capital: Joseph Huber

Objective:

Capital appreciation

Investment process:

The main strategies of the subadvisors include:

• A "value equity" strategy in which the subadvisor targets smaller capitalization companies with sustainable business models selling below their perceived value.

• A strategy that employs a fundamental, bottom-up, research-driven investment style and follows a disciplined investment process to identify high-quality companies.

(continued on next page)

PACE Small/Medium Co Value Equity Investments

Investment process (concluded)

• A "deep value" strategy that seeks long-term total investment return through capital appreciation, generally investing in common stocks of US companies that are considered to be undervalued.

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

Special considerations

The Portfolio may be appropriate for long-term investors seeking capital appreciation who are able to withstand short-term fluctuations in the equity markets in return for potentially higher returns over the long term. The value of the Portfolio changes every day and can be affected by changes in interest rates, general market conditions, and other political, social and economic developments, as well as specific matters relating to the companies in whose securities the Portfolio invests. It is important to note that an investment in the Portfolio is only one component of a balanced investment plan. In addition, small- and mid-cap companies are typically subject to a greater degree of change in earnings and business prospects than are larger, more established companies. Therefore, they are considered to have a higher level of volatility and risk.

PACE Small/Medium Co Value Equity Investments

Performance at a glance (unaudited)

Average annual total returns for periods ended 01/31/23	6 months	1 year	5 years	10 years or inception
Before deducting maximum sales charge
Class A1	3.96%	(0.83)%	6.29%	9.17%
Class Y2	4.08	(0.64)	6.54	9.38
Class P3	4.07	(0.68)	6.47	9.34
Class P2[5]	3.28	(2.07)	—	(2.02)
After deducting maximum sales charge
Class A1	(1.77)	(6.30)	5.09	8.56
Russell 2500 Value Index[4]	4.59	0.72	6.50	9.25

Most recent calendar quarter-end returns (unaudited)

Average annual total returns for periods ended 12/31/22	6 months	1 year	5 years	10 years or inception
Before deducting maximum sales charge
Class A1	3.46%	(13.43)%	4.90%	8.93%
Class Y2	3.56	(13.26)	5.15	9.13
Class P3	3.55	(13.30)	5.08	9.09
Class P2[5]	2.79	(14.45)	—	(8.50)
After deducting maximum sales charge
Class A1	(2.23)	(18.19)	3.72	8.32

The annualized gross and net expense ratios, respectively, for each class of shares as in the prospectuses dated November 28, 2022 were as follows: Class A—1.20% and 1.20%; Class Y—0.98% and 0.98%; Class P—1.01% and 1.01%; and P2—2.59% and 2.07%. Net expenses reflect fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses. The Portfolio and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the Portfolio's ordinary total operating expenses through November 30, 2023 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, trustee elections, as well as other matters related to shareholder meetings (unless specifically agreed by UBS AM) and extraordinary expenses) would not exceed Class A—1.29%; Class Y—1.04%; and Class P—1.04%. The Portfolio has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the Portfolio's expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The Portfolio and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated through November 30, 2023 with respect to Class P2 to waive (i) its management fees in an amount equal to the portion of the management fees UBS AM retains after payment by UBS AM of any sub-advisory fees, and (ii) its administrative services fees in an amount equal to the portion of the administrative services fees UBS AM retains after payment by UBS AM of any sub-administration fees and charges paid to third parties. These fee waiver/expense reimbursement agreements may be terminated by the Portfolio's board at any time and also will terminate automatically upon the expiration or termination of the Portfolio's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive, if applicable.

1  Maximum sales charge for Class A shares is 5.5%. Class A shares bear ongoing 12b-1 service fees of 0.25% annually.

2  The Portfolio offers Class Y shares to a limited group of eligible investors, including certain qualifying retirement plans. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.

3  Class P and Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P and Class P2 shares held through advisory programs may be subject to a program fee, which, if included, would have reduced performance.

4  The Russell 2500 Value Index measures the performance of the small to mid-cap value segment of the US equity universe. It includes those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Value Index is constructed to provide a comprehensive and unbiased barometer of the small to mid-cap value market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set and that the represented companies continue to reflect value characteristics. Investors should note that indices do not reflect the deduction of fees and expenses.

5  Inception date of Class P2 of PACE Small/Medium Co Value Equity Investments is September 15, 2021.

Prior to August 3, 2015, a 1% redemption fee was imposed on sales or exchanges of any class of shares of the Portfolio made during the specified holding period.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com/us-mutualfundperformance.

PACE Small/Medium Co Value Equity Investments

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of January 31, 2023

Top ten holdings
Cheesecake Factory, Inc.	1.8%
TreeHouse Foods, Inc.	1.7
First Horizon Corp.	1.6
W. R. Berkley Corp.	1.5
U.S. Foods Holding Corp.	1.5
Webster Financial Corp.	1.4
TransUnion	1.4
Jack Henry & Associates, Inc.	1.4
Samsonite International SA, ADR	1.3
VICI Properties, Inc.	1.3
Total	14.9%
Top five issuer breakdown by country or territory of origin
United States	97.7%
Puerto Rico	1.7
Bermuda	1.1
Argentina	0.9
Canada	0.7
Total	102.1%
Sectors
Financials	22.0%
Industrials	18.3
Information Technology	11.6
Consumer Discretionary	11.2
Health Care	6.8
Consumer Staples	6.2
Energy	5.9
Real Estate	5.6
Materials	3.8
Utilities	2.5
Communication Services	1.3
Total	95.2%

1  The portfolio is actively managed and its composition will vary over time.

PACE Small/Medium Co Value Equity Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—95.1%
Aerospace & defense—0.1%
Northrop Grumman Corp.	700	$313,628
Air freight & logistics—0.2%
FedEx Corp.	4,500	872,370
Auto components—1.2%
Gentex Corp.	132,858	3,920,640
Goodyear Tire & Rubber Co.*	41,800	470,250
		4,390,890
Automobiles—1.2%
Thor Industries, Inc.[1]	44,001	4,194,615
Banks—14.3%
Ameris Bancorp	65,870	3,106,429
Bank of Hawaii Corp.	46,087	3,525,195
Bank of NT Butterfield & Son Ltd.	121,890	3,895,604
Bank OZK	62,150	2,838,391
Banner Corp.	55,640	3,607,141
Carter Bankshares, Inc.*	136,672	2,271,489
Cathay General Bancorp	62,190	2,733,872
First Bancorp/Southern Pines NC	5,000	199,250
First Busey Corp.	73,230	1,748,000
First Citizens BancShares, Inc., Class A	3,500	2,721,880
First Hawaiian, Inc.	110,050	3,019,772
First Horizon Corp.	224,802	5,559,353
Glacier Bancorp, Inc.	73,920	3,370,013
Hancock Whitney Corp.	55,230	2,843,240
Popular, Inc.	47,050	3,229,512
Regions Financial Corp.	33,600	790,944
Truist Financial Corp.	3,940	194,597
Webster Financial Corp.	96,550	5,083,358
		50,738,040
Beverages—0.9%
National Beverage Corp.*	70,134	3,099,923
Building products—2.5%
Armstrong World Industries, Inc.	30,700	2,376,487
Lennox International, Inc.	11,975	3,120,925
Resideo Technologies, Inc.*	84,280	1,620,704
Zurn Elkay Water Solutions Corp.	86,730	1,895,918
		9,014,034
Capital markets—2.3%
Artisan Partners Asset Management, Inc., Class A	63,365	2,333,099
LPL Financial Holdings, Inc.	18,076	4,286,181
Virtus Investment Partners, Inc.	6,402	1,375,662
		7,994,942
Chemicals—2.6%
HB Fuller Co.	42,829	2,959,484
Innospec, Inc.	12,966	1,465,417
Scotts Miracle-Gro Co.[1]	38,716	2,794,908
Valvoline, Inc.	53,530	1,962,410
		9,182,219
	Number of shares	Value
Common stocks—(continued)
Commercial services & supplies—2.0%
KAR Auction Services, Inc.*	171,420	$2,495,875
Stericycle, Inc.*	84,280	4,535,107
		7,030,982
Communications equipment—0.5%
Comtech Telecommunications Corp.	108,753	1,724,823
Consumer finance—1.1%
Enova International, Inc.*	39,980	1,825,087
SLM Corp.	112,100	1,969,597
		3,794,684
Diversified telecommunication services—0.8%
Liberty Latin America Ltd., Class A*	285,000	2,804,400
Electric utilities—2.1%
IDACORP, Inc.	40,910	4,328,687
Portland General Electric Co.[1]	69,168	3,291,013
		7,619,700
Electrical equipment—0.8%
EnerSys	36,000	2,988,720
Electronic equipment, instruments & components—2.0%
CDW Corp.	12,346	2,420,186
Zebra Technologies Corp., Class A*	14,262	4,509,359
		6,929,545
Energy equipment & services—2.1%
ChampionX Corp.	93,280	3,080,106
Liberty Energy, Inc.	200,410	3,172,490
TETRA Technologies, Inc.*	261,925	1,037,223
		7,289,819
Entertainment—0.4%
Lions Gate Entertainment Corp., Class B*	175,845	1,339,939
Equity real estate investment trusts—6.7%
Corporate Office Properties Trust	130,920	3,674,924
Granite Real Estate Investment Trust	19,690	1,191,245
Healthcare Realty Trust, Inc.	210,690	4,536,156
Lamar Advertising Co., Class A	21,306	2,269,941
Office Properties Income Trust	11,300	193,908
Physicians Realty Trust	262,650	4,165,629
PotlatchDeltic Corp.	4,600	225,170
Retail Opportunity Investments Corp.	176,740	2,797,794
VICI Properties, Inc.	132,776	4,538,284
		23,593,051
Food & staples retailing—1.5%
U.S. Foods Holding Corp.*	137,870	5,256,983
Food products—2.5%
Conagra Brands, Inc.	8,300	308,677
Lamb Weston Holdings, Inc.	3,400	339,626
Post Holdings, Inc.*	20,460	1,942,677
TreeHouse Foods, Inc.*	125,590	6,082,324

PACE Small/Medium Co Value Equity Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Food products—(concluded)
Tyson Foods, Inc., Class A	4,800	$315,600
		8,988,904
Gas utilities—0.4%
National Fuel Gas Co.	21,800	1,265,708
Health care equipment & supplies—2.3%
Envista Holdings Corp.*	103,920	4,051,841
Integra LifeSciences Holdings Corp.*	69,960	4,008,708
		8,060,549
Health care providers & services—3.8%
Acadia Healthcare Co., Inc.*	25,770	2,165,195
AdaptHealth Corp.*	145,650	3,121,280
Amedisys, Inc.*	41,700	4,030,722
CorVel Corp.*	12,470	2,221,655
Select Medical Holdings Corp.	45,700	1,328,499
Tenet Healthcare Corp.*	9,000	493,650
		13,361,001
Hotels, restaurants & leisure—4.1%
Boston Pizza Royalties Income Fund	57,000	712,654
Cheesecake Factory, Inc.[1]	163,169	6,404,383
Despegar.com Corp.*	446,180	3,029,562
Six Flags Entertainment Corp.*	165,280	4,437,768
		14,584,367
Household durables—0.1%
Taylor Morrison Home Corp.*	7,100	254,180
Household products—0.8%
WD-40 Co.	15,919	2,778,502
Insurance—2.6%
Assured Guaranty Ltd.	41,320	2,586,632
CNO Financial Group, Inc.	50,637	1,304,409
W. R. Berkley Corp.	76,536	5,368,235
		9,259,276
Interactive media & services—0.1%
System1, Inc.*	95,632	453,296
IT services—3.6%
BigCommerce Holdings, Inc.*	279,430	3,425,812
Broadridge Financial Solutions, Inc.	25,100	3,774,036
Jack Henry & Associates, Inc.	26,637	4,797,057
VeriSign, Inc.*	3,900	850,395
		12,847,300
Leisure products—0.2%
JAKKS Pacific, Inc.*,1	33,303	694,368
Life sciences tools & services—0.7%
Syneos Health, Inc.*	69,140	2,483,509
Machinery—7.5%
Commercial Vehicle Group, Inc.*	27,958	234,288
EnPro Industries, Inc.	17,900	2,167,153
Graco, Inc.	52,100	3,559,472
	Number of shares	Value
Common stocks—(continued)
Machinery—(concluded)
John Bean Technologies Corp.	21,088	$2,356,162
Lincoln Electric Holdings, Inc.	14,315	2,388,744
Miller Industries, Inc.	65,159	1,890,263
Oshkosh Corp.	28,983	2,920,907
RBC Bearings, Inc.*	18,184	4,436,350
Terex Corp.	46,230	2,356,343
Toro Co.	37,050	4,131,816
		26,441,498
Marine—1.1%
Kirby Corp.*	55,730	3,944,569
Metals & mining—0.6%
ATI, Inc.*	58,880	2,142,643
Oil, gas & consumable fuels—3.9%
Chesapeake Energy Corp.[1]	8,100	702,432
Comstock Resources, Inc.	139,100	1,690,065
Devon Energy Corp.	4,600	290,904
Golar LNG Ltd.*	85,547	2,005,222
Gulfport Energy Corp.*	5,229	356,356
New Fortress Energy, Inc.	25,900	1,004,661
PDC Energy, Inc.	38,870	2,632,665
Viper Energy Partners LP	112,100	3,559,175
W&T Offshore, Inc.*	231,843	1,442,064
		13,683,544
Paper & forest products—0.6%
Mercer International, Inc.	168,302	2,142,484
Personal products—0.5%
BellRing Brands, Inc.*	66,690	1,891,328
Professional services—2.9%
KBR, Inc.	41,800	2,141,414
Resources Connection, Inc.	139,100	2,402,257
Science Applications International Corp.	6,950	721,271
TransUnion	67,424	4,837,672
		10,102,614
Road & rail—1.1%
Landstar System, Inc.	23,350	4,035,580
Semiconductors & semiconductor equipment—0.9%
Teradyne, Inc.	32,096	3,264,163
Software—3.7%
Adeia, Inc.	6,236	68,284
American Software, Inc., Class A	117,614	1,788,909
Dolby Laboratories, Inc., Class A	48,664	3,871,708
New Relic, Inc.*	45,250	2,762,513
Varonis Systems, Inc.*	130,630	3,375,479
Xperi, Inc.*	118,017	1,221,476
		13,088,369
Specialty retail—1.8%
Leslie's, Inc.*	231,004	3,578,252
Rent-A-Center, Inc.	94,686	2,546,107

PACE Small/Medium Co Value Equity Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
Specialty retail—(concluded)
Tilly's, Inc., Class A*	22,647	$200,652
		6,325,011
Technology hardware, storage & peripherals—0.9%
Diebold Nixdorf, Inc.*,1	1,338,925	3,200,031
Textiles, apparel & luxury goods—2.6%
Capri Holdings Ltd.*	67,090	4,460,814
Samsonite International SA, ADR*	314,615	4,669,673
		9,130,487
Thrifts & mortgage finance—0.5%
Essent Group Ltd.	41,320	1,819,320
Total common stocks (cost—$284,405,378)		336,415,908
Investment companies—0.2%
Sprott Physical Uranium Trust* (cost—$420,109)	47,350	607,111
	Number of shares	Value
Short-term investments—4.7%
Investment companies—4.7%
State Street Institutional U.S. Government Money Market Fund, 4.180%[2] (cost—$16,521,375)	16,521,375	$16,521,375
Investment of cash collateral from securities loaned—3.2%
Money market funds—3.2%
State Street Navigator Securities Lending Government Money Market Portfolio[2] (cost—$11,365,796)	11,365,796	11,365,796
Total investments (cost—$312,712,658)—103.2%		364,910,190
Liabilities in excess of other assets—(3.2)%		(11,406,495)
Net assets—100.0%		$353,503,695

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$336,415,908	$—	$—	$336,415,908
Investment companies	607,111	—	—	607,111
Short-term investments	—	16,521,375	—	16,521,375
Investment of cash collateral from securities loaned	—	11,365,796	—	11,365,796
Total	$337,023,019	$27,887,171	$—	$364,910,190

At January 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Rates shown reflect yield at January 31, 2023.

See accompanying notes to financial statements.

PACE Small/Medium Co Growth Equity Investments

Performance

For the six-months ended January 31, 2023, the Portfolio's Class P shares returned 3.17% before the deduction of the maximum PACE Select program fee.1 In comparison, the Russell 2500 Growth Index (the "benchmark") returned 3.28%. (Returns for all share classes over various time periods are shown in the "Performance at a glance" table on page 156. Please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.) For a detailed commentary on the market environment in general during the reporting period, please refer to page 3.

Investment Manager's comments2

The Portfolio modestly underperformed its benchmark during the reporting period. Stock selection was positive while sector allocation held back returns. Stock selection within the information technology and consumer discretionary sectors was meaningfully rewarded. Sector allocation decisions detracted, especially overweights to the information technology and health care sectors. Cash allocation was a modest headwind for performance given the positive equity market return.

Risk factors were not additive to performance for the period. The Portfolio's tilt away from companies with higher value characteristics such as book-to-price, dividend yield, and earnings yield detracted from performance. Exposure to companies with higher profitability was marginally beneficial.

Derivatives were not used during the reporting period

1  Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%, which, if included, would have reduced performance. Class P shares held through other advisory programs also may be subject to a program fee, which, if included, would have reduced performance.

2  Performance is discussed on a gross-of-fees basis—meaning that no fees or expenses are reflected when discussed at the level of a subadvisor's sleeve (or subadvisors' sleeves, if applicable). Alternatively, performance at the overall Portfolio level is shown net of fees, which does factor in fees and expenses associated with the Portfolio.

PACE Select Advisors Trust – PACE Small/Medium Co Growth Equity Investments

Investment Manager:

UBS Asset Management (Americas) Inc. ("UBS AM")

Investment Subadvisors:

Riverbridge Partners, LLC ("Riverbridge");

Calamos Advisors LLC ("Calamos"), Jacobs Levy Equity Management, Inc. ("Jacobs Levy")

Portfolio Management Team:

UBS AM: Mabel Lung, CFA, Fred Lee, CFA, Gina Toth, CFA, Mayoor Joshi, Edward Eccles, Christopher Andersen, CFA, Sofia Westerlund (since November 2022) and Shu-Han Hsu (since November 2022)

Riverbridge: Ross Johnson;

Calamos: Brandon Nelson

Jacobs Levy: Bruce I. Jacobs and Kenneth N. Levy

Objective:

Capital appreciation

Investment process:

The main strategies of the subadvisors include:

• A growth strategy that focuses on companies viewed as building their earnings power and intrinsic value.

• A strategy in which the subadvisor seeks to identify and exploit the perception gap that exits between a company's business strength and the market's expectation of that strength.

(continued on next page)

PACE Small/Medium Co Growth Equity Investments

Investment process (concluded)

• A strategy in which the subadvisor invests primarily in growth-oriented equity securities of small- and mid-cap companies selected based on a multidimensional quantitative investment process.

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

Special considerations

The Portfolio may be appropriate for long-term investors seeking capital appreciation who are able to withstand short-term fluctuations in the equity markets in return for potentially higher returns over the long term. The value of the Portfolio changes every day and can be affected by changes in interest rates, general market conditions and other political, social and economic developments, as well as specific matters relating to the companies in whose securities the Portfolio invests. It is important to note that an investment in the Portfolio is only one component of a balanced investment plan. In addition, small- and mid-cap companies are typically subject to a greater degree of change in earnings and business prospects than are larger, more established companies. Therefore, they are considered to have a higher level of volatility and risk. Also, to the extent the Portfolio invests a large portion of its assets in a particular sector, the Portfolio may experience greater volatility and risk of loss due to unfavorable developments in that sector.

PACE Small/Medium Co Growth Equity Investments

Performance at a glance (unaudited)

Average annual total returns for periods ended 01/31/23	6 months	1 year	5 years	10 years or inception
Before deducting maximum sales charge
Class A1	3.06%	(8.87)%	8.13%	9.87%
Class Y2	3.11	(8.72)	8.41	10.07
Class P3	3.17	(8.70)	8.31	10.02
Class P2[5]	2.10	(10.74)	—	(18.08)
After deducting maximum sales charge
Class A1	(2.63)	(13.89)	6.91	9.25
Russell 2500 Growth Index[4]	3.28	(6.49)	6.97	10.94

Most recent calendar quarter-end returns (unaudited)

Average annual total returns for periods ended 12/31/22	6 months	1 year	5 years	10 years or inception
Before deducting maximum sales charge
Class A1	3.65%	(26.65)%	7.51%	9.59%
Class Y2	3.65	(26.60)	7.79	9.78
Class P3	3.64	(26.58)	7.67	9.73
Class P2[5]	2.46	(28.19)	—	(24.14)
After deducting maximum sales charge
Class A1	(2.02)	(30.69)	6.30	8.97

The annualized gross and net expense ratios, respectively, for each class of shares as in the prospectuses dated November 28, 2022 were as follows: Class A—1.20% and 1.20%; Class Y—0.96% and 0.96%; Class P—1.04% and 1.04% and P2—3.06% and 2.72%. Net expenses reflect fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses. The Portfolio and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the Portfolio's ordinary total operating expenses through November 30, 2023 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, trustee elections, as well as other matters related to shareholder meetings (unless specifically agreed by UBS AM) and extraordinary expenses) would not exceed Class A—1.33%; Class Y—1.08%; and Class P—1.08%. The Portfolio has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the Portfolio's expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The Portfolio and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated through November 30, 2023 with respect to Class P2 to waive (i) its management fees in an amount equal to the portion of the management fees UBS AM retains after payment by UBS AM of any sub-advisory fees, and (ii) its administrative services fees in an amount equal to the portion of the administrative services fees UBS AM retains after payment by UBS AM of any sub-administration fees and charges paid to third parties. These fee waiver/expense reimbursement agreements may be terminated by the Portfolio's board at any time and also will terminate automatically upon the expiration or termination of the Portfolio's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive, if applicable.

1  Maximum sales charge for Class A shares is 5.5%. Class A shares bear ongoing 12b-1 service fees of 0.25% annually.

2  The Portfolio offers Class Y shares to a limited group of eligible investors, including certain qualifying retirement plans. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.

3  Class P and Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P and Class P2 shares held through advisory programs may be subject to a program fee, which, if included, would have reduced performance.

4  The Russell 2500 Growth Index measures the performance of the small to mid-cap growth segment of the US equity universe. It includes those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Growth Index is constructed to provide a comprehensive and unbiased barometer of the small to mid-cap growth market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set and that the represented companies continue to reflect growth characteristics. Investors should note that indices do not reflect the deduction of fees and expenses.

5  Inception date of Class P2 of PACE Small/Medium Co Growth Equity Investments is September 15, 2021.

Prior to August 3, 2015, a 1% redemption fee was imposed on sales or exchanges of any class of shares of the Portfolio made during the specified holding period.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com/us-mutualfundperformance.

PACE Small/Medium Co Growth Equity Investments

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of January 31, 2023

Top ten holdings
Five Below, Inc.	2.0%
Grand Canyon Education, Inc.	1.8
Ritchie Bros Auctioneers, Inc.	1.6
SPS Commerce, Inc.	1.5
Globant SA	1.4
Workiva, Inc.	1.3
Medpace Holdings, Inc.	1.2
Floor & Decor Holdings, Inc., Class A	1.2
WillScot Mobile Mini Holdings Corp.	1.2
Privia Health Group, Inc.	1.2
Total	14.4%
Top five issuer breakdown by country or territory of origin
United States	95.0%
Canada	2.6
Israel	0.9
Bermuda	0.6
Switzerland	0.3
Total	99.4%
Sectors
Information Technology	30.9%
Health Care	23.1
Industrials	14.6
Consumer Discretionary	13.5
Financials	6.4
Consumer Staples	4.0
Energy	2.5
Materials	1.7
Communication Services	1.3
Utilities	0.5
Telecommunication Services	0.1
Real Estate	0.1
Total	98.7%

1  The portfolio is actively managed and its composition will vary over time.

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—98.7%
Aerospace & defense—0.6%
Axon Enterprise, Inc.*	5,974	$1,167,559
Curtiss-Wright Corp.	964	159,831
Leonardo DRS, Inc.*	39,489	527,178
		1,854,568
Auto components—0.6%
American Axle & Manufacturing Holdings, Inc.*	5,400	47,898
Fox Factory Holding Corp.*	1,782	210,436
Visteon Corp.*	9,199	1,438,172
		1,696,506
Banks—0.8%
Pathward Financial, Inc.	14,403	714,677
Western Alliance Bancorp	19,518	1,471,072
		2,185,749
Beverages—0.8%
Celsius Holdings, Inc.*	22,215	2,228,609
MGP Ingredients, Inc.[1]	2,181	212,735
		2,441,344
Biotechnology—5.4%
ACADIA Pharmaceuticals, Inc.*	57,469	1,093,635
Aduro Biotech, Inc.*,2,3	9,389	0
Alector, Inc.*	27,198	239,886
Apellis Pharmaceuticals, Inc.*	6,118	322,602
Atara Biotherapeutics, Inc.*	15,400	78,078
BioCryst Pharmaceuticals, Inc.*	36,698	387,164
Catalyst Pharmaceuticals, Inc.*	5,800	89,842
Chimerix, Inc.*	78,996	139,823
Coherus Biosciences, Inc.*	26,864	227,807
CytomX Therapeutics, Inc.*,1	40,600	109,620
Deciphera Pharmaceuticals, Inc.*	16,805	285,853
Enanta Pharmaceuticals, Inc.*	7,657	408,731
Exelixis, Inc.*	83,203	1,466,037
FibroGen, Inc.*	49,076	1,158,194
Halozyme Therapeutics, Inc.*	7,070	366,014
Intercept Pharmaceuticals, Inc.*	36,713	670,379
Ionis Pharmaceuticals, Inc.*	35,571	1,418,216
Karuna Therapeutics, Inc.*	1,135	226,308
Karyopharm Therapeutics, Inc.*	95,065	313,714
Kiniksa Pharmaceuticals Ltd., Class A*	24,769	358,160
Krystal Biotech, Inc.*	4,884	405,958
Praxis Precision Medicines, Inc.*	8,500	42,330
PTC Therapeutics, Inc.*	23,135	1,061,665
Rigel Pharmaceuticals, Inc.*	239,199	392,286
Sarepta Therapeutics, Inc.*	11,076	1,384,168
Syndax Pharmaceuticals, Inc.*	19,134	549,146
TG Therapeutics, Inc.*	19,361	294,868
Travere Therapeutics, Inc.*	50,836	1,138,726
Ultragenyx Pharmaceutical, Inc.*	23,465	1,063,668
		15,692,878
	Number of shares	Value
Common stocks—(continued)
Building products—1.1%
Apogee Enterprises, Inc.	16,065	$752,484
Masonite International Corp.*	8,517	776,921
Tecnoglass, Inc.	51,167	1,751,958
		3,281,363
Capital markets—2.2%
Avantax, Inc.*	13,444	391,758
FactSet Research Systems, Inc.	3,792	1,603,789
GCM Grosvenor, Inc., Class A	2,600	23,296
LPL Financial Holdings, Inc.	9,811	2,326,384
MarketAxess Holdings, Inc.	3,675	1,337,149
Perella Weinberg Partners	8,188	83,927
StoneX Group, Inc.*	7,860	690,737
		6,457,040
Chemicals—0.9%
AdvanSix, Inc.	10,193	440,745
American Vanguard Corp.	13,711	309,732
Chemours Co.	46,064	1,676,269
Orion Engineered Carbons SA	11,551	242,802
		2,669,548
Commercial services & supplies—2.4%
Aris Water Solution, Inc., Class A	16,630	257,599
CECO Environmental Corp.*	28,928	416,274
Healthcare Services Group, Inc.	101,834	1,371,704
Montrose Environmental Group, Inc.*	4,904	265,600
Ritchie Bros Auctioneers, Inc.	78,368	4,738,913
		7,050,090
Communications equipment—2.1%
Calix, Inc.*	4,828	254,146
Cambium Networks Corp.*	5,884	126,094
CommScope Holding Co., Inc.*	116,548	979,003
Digi International, Inc.*	16,658	566,206
DZS, Inc.*	3,976	50,495
Extreme Networks, Inc.*	119,171	2,148,653
Harmonic, Inc.*	80,599	1,061,489
Infinera Corp.*,1	120,778	884,095
Inseego Corp.*	12,989	15,067
Viavi Solutions, Inc.*	12,882	145,567
		6,230,815
Construction & engineering—2.2%
AECOM	11,449	999,154
Great Lakes Dredge & Dock Co.*	18,086	124,432
MYR Group, Inc.*	17,107	1,694,619
Sterling Infrastructure, Inc.*	3,220	117,176
WillScot Mobile Mini Holdings Corp.*	71,228	3,451,709
		6,387,090
Consumer finance—1.3%
Green Dot Corp., Class A*	26,526	479,590
LendingClub Corp.*	32,204	312,057
LendingTree, Inc.*	19,808	785,586
PRA Group, Inc.*	37,496	1,508,839

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Consumer finance—(concluded)
PROG Holdings, Inc.*	22,690	$505,760
World Acceptance Corp.*	1,599	153,056
		3,744,888
Diversified consumer services—2.2%
Carriage Services, Inc.	6,117	198,313
Chegg, Inc.*	43,878	910,908
Grand Canyon Education, Inc.*	44,450	5,181,092
Universal Technical Institute, Inc.*	10,509	79,658
		6,369,971
Diversified telecommunication services—0.4%
Bandwidth, Inc., Class A*	24,224	602,693
Ooma, Inc.*	35,613	511,759
		1,114,452
Electrical equipment—0.4%
Array Technologies, Inc.*	12,649	281,187
Vertiv Holdings Co.	63,599	904,378
Vicor Corp.*	680	47,212
		1,232,777
Electronic equipment, instruments & components—3.4%
Advanced Energy Industries, Inc.	2,187	202,822
Arlo Technologies, Inc.*	47,797	179,239
Bel Fuse, Inc., Class B	28,469	1,122,817
Cognex Corp.	53,560	2,931,874
FARO Technologies, Inc.*	11,503	316,103
Itron, Inc.*	15,122	869,061
Napco Security Technologies, Inc.*	37,010	1,072,180
National Instruments Corp.	55,392	2,991,168
Richardson Electronics Ltd.	17,511	391,371
		10,076,635
Energy equipment & services—0.4%
Liberty Energy, Inc.	18,278	289,341
NexTier Oilfield Solutions, Inc.*	17,807	167,742
ProFrac Holding Corp., Class A*	2,100	47,250
Weatherford International PLC*	13,779	783,749
		1,288,082
Entertainment—0.1%
World Wrestling Entertainment, Inc., Class A	4,773	403,891
Food & staples retailing—0.5%
Chefs' Warehouse, Inc.*	12,547	479,672
Sprouts Farmers Market, Inc.*	29,445	940,768
		1,420,440
Food products—1.8%
Calavo Growers, Inc.	11,367	364,312
Freshpet, Inc.*,1	31,818	2,015,034
Lamb Weston Holdings, Inc.	22,067	2,204,273
SunOpta, Inc.*	65,643	536,303
		5,119,922
	Number of shares	Value
Common stocks—(continued)
Health care equipment & supplies—5.8%
Alphatec Holdings, Inc.*	87,612	$1,140,708
Axonics, Inc.*	14,137	868,012
Glaukos Corp.*	30,436	1,492,886
Heska Corp.*	16,154	1,444,814
Inmode Ltd.*	4,021	140,936
Inspire Medical Systems, Inc.*	10,330	2,614,110
iRadimed Corp.	12,491	467,163
Neogen Corp.*	59,164	1,266,701
Nevro Corp.*	6,860	251,899
OrthoPediatrics Corp.*	28,325	1,334,957
Paragon 28, Inc.*	45,798	771,696
Penumbra, Inc.*	3,467	868,171
PROCEPT BioRobotics Corp.*	1,099	42,740
Pulmonx Corp.*	12,839	114,139
Semler Scientific, Inc.*	4,069	159,546
Shockwave Medical, Inc.*	5,459	1,025,910
Silk Road Medical, Inc.*	8,290	450,644
Tactile Systems Technology, Inc.*	4,287	55,602
Tela Bio, Inc.*	10,193	118,035
TransMedics Group, Inc.*	11,830	745,527
Treace Medical Concepts, Inc.*	60,767	1,403,110
UFP Technologies, Inc.*	2,694	306,389
		17,083,695
Health care providers & services—7.6%
Alignment Healthcare, Inc.*	57,974	715,979
Amedisys, Inc.*	32,737	3,164,358
AMN Healthcare Services, Inc.*	22,272	2,134,549
Chemed Corp.	5,391	2,723,210
Ensign Group, Inc.	34,420	3,209,665
Oak Street Health, Inc.*,1	57,374	1,667,288
Pennant Group, Inc.*	70,375	910,653
Privia Health Group, Inc.*	125,950	3,405,688
Progyny, Inc.*	64,834	2,229,641
US Physical Therapy, Inc.	20,715	2,053,892
		22,214,923
Health care technology—1.8%
Certara, Inc.*	82,865	1,607,581
Definitive Healthcare Corp.*,1	100,363	1,242,494
Phreesia, Inc.*	59,897	2,245,538
Tabula Rasa HealthCare, Inc.*,1	29,823	181,026
		5,276,639
Hotels, restaurants & leisure—2.7%
Dave & Buster's Entertainment, Inc.*	25,364	1,099,529
First Watch Restaurant Group, Inc.*	28,689	464,762
Genius Sports Ltd.*	25,811	141,702
Light & Wonder, Inc., Class A*	9,131	595,798
PlayAGS, Inc.*	11,720	77,469
Portillo's, Inc., Class A*	6,901	155,687
SeaWorld Entertainment, Inc.*	16,956	1,057,885
Sportradar Holding AG, Class A*	18,476	231,874
Travel + Leisure Co.	34,416	1,458,206
Wingstop, Inc.	3,998	633,563

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Hotels, restaurants & leisure—(concluded)
Wyndham Hotels & Resorts, Inc.	13,547	$1,050,028
Xponential Fitness, Inc., Class A*,1	35,034	962,734
		7,929,237
Household durables—1.2%
Cavco Industries, Inc.*	3,700	984,570
Skyline Champion Corp.*	19,680	1,160,136
Sonos, Inc.*	73,807	1,361,001
		3,505,707
Independent power and renewable electricity producers—0.5%
Vistra Corp.	62,255	1,435,600
Insurance—2.2%
Goosehead Insurance, Inc., Class A*	21,036	821,456
HCI Group, Inc.[1]	1,383	69,441
Kinsale Capital Group, Inc.	8,730	2,430,781
RenaissanceRe Holdings Ltd.	8,983	1,757,883
Ryan Specialty Holdings, Inc.*	28,352	1,208,362
Skyward Specialty Insurance Group, Inc.*	5,974	110,579
		6,398,502
Interactive media & services—0.6%
DHI Group, Inc.*	1,000	5,940
QuinStreet, Inc.*	20,181	309,375
Vimeo, Inc.*	11,300	51,302
Yelp, Inc.*	45,917	1,446,844
		1,813,461
IT services—4.3%
Brightcove, Inc.*	32,160	203,894
CSG Systems International, Inc.	18,414	1,098,763
ExlService Holdings, Inc.*	3,800	648,280
Globant SA*	24,745	4,013,144
GoDaddy, Inc., Class A*	6,109	501,732
Grid Dynamics Holdings, Inc.*	104,072	1,302,982
IBEX Holdings Ltd.*	15,450	412,361
International Money Express, Inc.*	46,130	1,049,919
Squarespace, Inc., Class A*	74,000	1,755,280
WEX, Inc.*	9,238	1,708,753
		12,695,108
Leisure products—0.1%
MasterCraft Boat Holdings, Inc.*	14,544	418,285
Life sciences tools & services—1.6%
Codexis, Inc.*	93,432	574,607
Medpace Holdings, Inc.*	16,048	3,547,731
NanoString Technologies, Inc.*	39,349	416,313
		4,538,651
Machinery—2.3%
AGCO Corp.	7,738	1,068,850
Energy Recovery, Inc.*	19,987	442,312
Kadant, Inc.	12,426	2,532,046
Kornit Digital Ltd.*	67,264	1,695,725
Shyft Group, Inc.	5,590	186,091
	Number of shares	Value
Common stocks—(continued)
Machinery—(concluded)
Symbotic, Inc.*	13,661	$213,795
Terex Corp.	751	38,279
Wabash National Corp.	26,957	694,412
		6,871,510
Media—0.3%
Perion Network Ltd.*	28,582	957,497
Metals & mining—0.6%
Alpha Metallurgical Resources, Inc.	1,626	261,672
Compass Minerals International, Inc.	25,336	1,182,178
MP Materials Corp.*	13,189	428,774
		1,872,624
Multiline retail—0.9%
Dillard's, Inc., Class A1	2,438	958,890
Ollie's Bargain Outlet Holdings, Inc.*	29,817	1,632,779
		2,591,669
Oil, gas & consumable fuels—2.0%
Arch Resources, Inc.	6,414	949,400
Chord Energy Corp.	5,838	836,761
CONSOL Energy, Inc.	3,121	180,487
CVR Energy, Inc.	17,993	597,368
Evolution Petroleum Corp.	7,854	49,009
Matador Resources Co.	22,339	1,477,948
Par Pacific Holdings, Inc.*	45,187	1,207,849
PBF Energy, Inc., Class A	11,555	485,194
W&T Offshore, Inc.*	33,485	208,277
		5,992,293
Paper & forest products—0.2%
Sylvamo Corp.	9,831	467,267
Personal products—1.0%
elf Beauty, Inc.*	26,399	1,519,263
Medifast, Inc.	5,933	661,233
USANA Health Sciences, Inc.*	10,194	595,737
		2,776,233
Pharmaceuticals—1.0%
Amneal Pharmaceuticals, Inc.*	124,141	273,110
Amphastar Pharmaceuticals, Inc.*	21,101	638,516
Collegium Pharmaceutical, Inc.*	5,946	166,964
Harmony Biosciences Holdings, Inc.*	16,109	775,971
Ligand Pharmaceuticals, Inc.*	6,233	434,440
NGM Biopharmaceuticals, Inc.*	48,976	256,634
Progenics Pharmaceuticals, Inc.*,2,3	76,855	0
Revance Therapeutics, Inc.*	8,030	278,481
Theravance Biopharma, Inc.*,1	3,389	36,635
		2,860,751
Professional services—2.9%
CBIZ, Inc.*	15,535	739,311
CRA International, Inc.	1,561	185,509
Exponent, Inc.	30,733	3,151,362
Forrester Research, Inc.*	11,533	427,413

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Professional services—(concluded)
HireRight Holdings Corp.*	1,000	$11,440
Insperity, Inc.	14,221	1,572,131
Kforce, Inc.	13,646	765,950
NV5 Global, Inc.*	5,974	796,274
TriNet Group, Inc.*	12,504	943,427
		8,592,817
Real estate management & development—0.1%
Redfin Corp.*,1	14,307	107,016
RMR Group, Inc., Class A	3,472	107,701
Zillow Group, Inc., Class A*	85	3,652
		218,369
Road & rail—1.3%
ArcBest Corp.	5,233	436,694
Daseke, Inc.*	9,308	64,970
Landstar System, Inc.	10,321	1,783,778
Lyft, Inc., Class A*	75,230	1,222,488
PAM Transportation Services, Inc.*	5,433	157,285
		3,665,215
Semiconductors & semiconductor equipment—3.4%
Aehr Test Systems*	11,237	392,845
Allegro MicroSystems, Inc.*	11,059	422,122
Ambarella, Inc.*	13,515	1,214,188
Axcelis Technologies, Inc.*	2,400	263,880
Diodes, Inc.*	6,624	590,795
Impinj, Inc.*	9,497	1,232,521
indie Semiconductor, Inc., Class A*	40,301	321,199
Lattice Semiconductor Corp.*	2,123	160,902
Power Integrations, Inc.	35,806	3,082,538
Semtech Corp.*	48,137	1,589,965
SiTime Corp.*	1,536	176,993
SMART Global Holdings, Inc.*	36,558	628,432
		10,076,380
Software—16.7%
8x8, Inc.*	122,957	579,127
Agilysys, Inc.*	16,790	1,402,972
Alarm.com Holdings, Inc.*	48,704	2,610,534
Arteris, Inc.*	4,126	25,911
Blackline, Inc.*	40,535	2,910,413
Box, Inc., Class A*	70,692	2,261,437
CCC Intelligent Solutions Holdings, Inc.*,1	163,942	1,516,464
Consensus Cloud Solutions, Inc.*	4,832	283,977
Couchbase, Inc.*	3,387	50,094
CS Disco, Inc.*	25,816	214,531
Descartes Systems Group, Inc.*	31,356	2,289,615
DocuSign, Inc.*	8,631	523,384
Domo, Inc., Class B*	6,581	102,071
DoubleVerify Holdings, Inc.*	59,548	1,619,110
Dropbox, Inc., Class A*	70,627	1,640,665
Everbridge, Inc.*	26,425	844,543
Five9, Inc.*	21,741	1,712,756
Guidewire Software, Inc.*	15,072	1,103,873
Informatica, Inc., Class A*	9,312	165,754
	Number of shares	Value
Common stocks—(concluded)
Software—(concluded)
Intapp, Inc.*	10,698	$310,028
Kaltura, Inc.*,1	24,788	54,038
Model N, Inc.*	57,359	2,274,858
Momentive Global, Inc.*	162,279	1,251,171
New Relic, Inc.*	20,379	1,244,138
Nutanix, Inc., Class A*	37,188	1,036,430
OneSpan, Inc.*	35,016	483,571
Paycor HCM, Inc.*	55,490	1,393,354
Paylocity Holding Corp.*	15,123	3,149,970
Pegasystems, Inc.	14,735	572,897
PowerSchool Holdings, Inc., Class A*	36,858	830,042
Qualys, Inc.*	12,441	1,435,194
ShotSpotter, Inc.*	23,683	912,980
Smartsheet, Inc., Class A*	13,615	588,304
Sprout Social, Inc., Class A*	4,280	273,792
SPS Commerce, Inc.*	32,504	4,423,144
Telos Corp.*	25,457	123,466
Tenable Holdings, Inc.*	26,464	1,064,647
Varonis Systems, Inc.*	47,567	1,229,131
Workiva, Inc.*	44,603	3,859,498
Zeta Global Holdings Corp., Class A*	57,530	522,372
		48,890,256
Specialty retail—4.9%
Arhaus, Inc.*,1	30,117	426,156
Boot Barn Holdings, Inc.*	6,929	578,502
Citi Trends, Inc.*	1,792	56,412
Five Below, Inc.*	29,113	5,739,046
Floor & Decor Holdings, Inc., Class A*	38,087	3,457,157
Fresh Market, Inc.*,1,2,3	56,390	0
Murphy USA, Inc.	6,068	1,650,678
National Vision Holdings, Inc.*	55,009	2,260,870
Sleep Number Corp.*	3,222	110,772
		14,279,593
Technology hardware, storage & peripherals—1.2%
Avid Technology, Inc.*	44,796	1,357,767
Dell Technologies, Class C	17,689	718,527
Pure Storage, Inc., Class A*	47,670	1,379,570
		3,455,864
Textiles, apparel & luxury goods—0.6%
Crocs, Inc.*	8,566	1,043,082
On Holding AG, Class A*	28,854	669,413
		1,712,495
Trading companies & distributors—1.3%
Applied Industrial Technologies, Inc.	6,997	1,002,040
Boise Cascade Co.	18,109	1,357,632
Global Industrial Co.	600	15,774
GMS, Inc.*	2,905	172,325
Herc Holdings, Inc.	8,257	1,282,477
		3,830,248
Total common stocks (cost—$277,181,780)		289,138,938

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of shares	Value
Short-term investments—1.1%
Investment companies—1.1%
State Street Institutional U.S. Government Money Market Fund, 4.180%[4] (cost—$3,278,261)	3,278,261	$3,278,261
Investment of cash collateral from securities loaned—0.5%
Money market funds—0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.300%[4] (cost—$1,588,574)	1,588,574	1,588,574
Total investments (cost—$282,048,615)—100.3%		294,005,773
Liabilities in excess of other assets—(0.3)%		(1,018,986)
Net assets—100.0%		$292,986,787

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$289,138,938	$—	$0	$289,138,938
Short-term investments	—	3,278,261	—	3,278,261
Investment of cash collateral from securities loaned	—	1,588,574	—	1,588,574
Total	$289,138,938	$4,866,835	$0	$294,005,773

At January 31, 2023, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

3  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

4  Rates shown reflect yield at January 31, 2023.

See accompanying notes to financial statements.

PACE International Equity Investments

Performance

For the six-months ended January 31, 2023, the Portfolio's Class P shares returned 7.40% before the deduction of the maximum PACE Select program fee.1 In comparison, the MSCI EAFE Index (net) (the "benchmark") returned 9.52%. (Returns for all share classes over various time periods are shown in the "Performance at a glance" table on page 165. Please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.) For a detailed commentary on the market environment in general during the reporting period, please refer to page 3.

Investment Manager's comments2

The Portfolio underperformed its benchmark during the reporting period. Stock selection was the primary detractor, particularly within industrials and information technology. Sector allocation was mixed. The Portfolio's underweight to real estate was additive relative to the benchmark during the period but offset by the Portfolio's underweight to materials.

Stock selection from a country/region perspective was also negative given results in Japan, Netherlands, and Hong Kong. Country allocation was a headwind due to an underweight to Canada and Germany.

Style was additive to benchmark relative results in the period. The Portfolio's value exposure, particularly earnings yield, and long-term reversal were additive.

Derivatives were not used during the reporting period.

1  Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%, which, if included, would have reduced performance. Class P shares held through other advisory programs also may be subject to a program fee, which, if included, would have reduced performance.

2  Performance is discussed on a gross-of-fees basis—meaning that no fees or expenses are reflected when discussed at the level of a subadvisor's sleeve (or subadvisors' sleeves, if applicable). Alternatively, performance at the overall Portfolio level is shown net of fees, which does factor in fees and expenses associated with the Portfolio.

PACE Select Advisors Trust –
PACE International Equity Investments

Investment Manager:

UBS Asset Management (Americas) Inc. ("UBS AM")

Investment Subadvisors:

Mondrian Investment Partners Limited ("Mondrian");

Chautauqua Capital Management, a division of Robert W. Baird & Co. Incorporated ("Baird");

Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital")

Portfolio Management Team:

UBS AM: Mabel Lung, CFA, Fred Lee, CFA, Gina Toth, CFA, Mayoor Joshi, Edward Eccles, Christopher Andersen, CFA, Sofia Westerlund (since November 2022) and Shu-Han Hsu (since November 2022)

Mondrian: Elizabeth A. Desmond, Nigel Bliss and Steve Dutaut;

Baird: Jesse Flores, CFA, Haicheng Li, CFA, Nathaniel Velarde;
Los Angeles Capital: Hal W. Reynolds, CFA, Daniel E. Allen, CFA, and Laina Draeger, CFA

Objective:

Capital appreciation

Investment process:

The main strategies of the subadvisors include:

• A strategy that invests in durable large-cap franchises that can grow excess returns on capital well into the future and trade at a significant discount to the subadvisor's

(continued on next page)

PACE International Equity Investments

Investment process
(concluded)

estimate of the true worth of these operations.

• A "long/short" or "130/30" equity strategy in which the subadvisor will buy securities "long" that it believes will outperform the market or decrease portfolio risk, sells securities "short" that it believes will underperform the market and may invest the proceeds from those sales in additional securities.

• A strategy that involves achieving consistent risk adjusted excess returns by managing a concentrated portfolio of quality, growth companies generally headquartered outside of the United States.

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

Special considerations

The Portfolio may be appropriate for long-term investors seeking capital appreciation who are able to withstand short-term fluctuations in the equity markets in return for potentially higher returns over the long term. The value of the Portfolio changes every day and can be affected by changes in interest rates, general market conditions, and other political, social and economic developments, as well as specific matters relating to the companies in whose securities the Portfolio invests. It is important to note that an investment in the Portfolio is only one component of a balanced investment plan. The value of the Portfolio's investments in foreign securities may fall due to adverse political, social, and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. These risks are greater for investments in emerging market issuers than for issuers in more developed countries.

PACE International Equity Investments

Performance at a glance (unaudited)

Average annual total returns for periods ended 01/31/23	6 months	1 year	5 years	10 years
Before deducting maximum sales charge
Class A1	7.24%	(5.82)%	2.25%	5.20%
Class Y2	7.45	(5.48)	2.53	5.50
Class P3	7.40	(5.56)	2.52	5.48
After deducting maximum sales charge
Class A1	1.36	(11.01)	1.10	4.60
MSCI EAFE Index (net)[4]	9.52	(2.83)	2.13	4.95

Most recent calendar quarter-end returns (unaudited)

Average annual total returns for periods ended 12/31/22	6 months	1 year	5 years	10 years
Before deducting maximum sales charge
Class A1	3.54%	(14.35)%	1.74%	4.79%
Class Y2	3.64	(14.15)	2.02	5.07
Class P3	3.66	(14.14)	2.02	5.07
After deducting maximum sales charge
Class A1	(2.13)	(19.04)	0.60	4.19

The annualized gross and net expense ratios, respectively, for each class of shares as in the prospectuses dated November 28, 2022 were as follows: Class A—1.77% and 1.69%; Class Y—1.52% and 1.44%; and Class P—1.49% and 1.44%. Net expenses reflect fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses. The Portfolio and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the Portfolio's ordinary total operating expenses of each class through November 30, 2023 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, trustee elections, as well as other matters related to shareholder meetings (unless specifically agreed by UBS AM) and extraordinary expenses) would not exceed Class A—1.25%; Class Y—1.00%; and Class P—1.00%. The Portfolio has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the Portfolio's expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the Portfolio's board at any time and also will terminate automatically upon the expiration or termination of the Portfolio's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

1  Maximum sales charge for Class A shares is 5.5%. Class A shares bear ongoing 12b-1 service fees of 0.25% annually.

2  The Portfolio offers Class Y shares to a limited group of eligible investors, including certain qualifying retirement plans. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.

3  Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee, which, if included, would have reduced performance.

4  The MSCI EAFE Index (net) is an index of stocks designed to measure the investment returns of developed economies outside of North America. Net total return indices reinvest dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. The Index is constructed and managed with a view to being fully investable from the perspective of international institutional investors. Investors should note that indices do not reflect the deduction of fees and expenses.

Prior to August 3, 2015, a 1% redemption fee was imposed on sales or exchanges of any class of shares of the Portfolio made during the specified holding period.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com/us-mutualfundperformance.

PACE International Equity Investments

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of January 31, 2023

Top ten holdings (long holdings)
Novartis AG	2.0%
Shell PLC	1.9
Kering SA	1.8
Allianz SE	1.7
Honda Motor Co. Ltd.	1.7
United Overseas Bank Ltd.	1.6
Lloyds Banking Group PLC	1.6
DBS Group Holdings Ltd.	1.6
Sanofi	1.5
ASML Holding NV	1.4
Total	16.8%
Top ten holdings (short holdings)
Boliden AB	(0.6)%
Kubota Corp.	(0.6)
Unibail-Rodamco-Westfield	(0.5)
SKF AB, Class B	(0.4)
Nitori Holdings Co. Ltd.	(0.4)
Hitachi Ltd.	(0.4)
Shiseido Co. Ltd.	(0.4)
Electricite de France SA	(0.3)
Alcon, Inc.	(0.4)
Kurita Water Industries Ltd.	(0.3)
Total	(4.3)%
Top five issuer breakdown by country or territory of origin (long holdings)
Japan	26.9%
United Kingdom	14.2
France	11.0
Germany	6.9
United States	6.4
Total	65.4%
Top five issuer breakdown by country or territory of origin (short holdings)
Japan	(5.4)%
Sweden	(1.8)
France	(1.4)
Germany	(0.8)
Switzerland	(0.7)
Total	(10.1)%

1  The portfolio is actively managed and its composition will vary over time.

PACE International Equity Investments

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of January 31, 2023

Common stocks
Aerospace & defense	1.8%
Air freight & logistics	0.7
Airlines	0.2
Auto components	1.0
Automobiles	4.3
Banks	14.2
Beverages	0.8
Biotechnology	1.6
Building products	1.1
Capital markets	1.0
Chemicals	2.9
Commercial services & supplies	1.3
Communications equipment	0.3
Construction & engineering	1.6
Construction materials	0.8
Diversified financial services	0.0	†
Diversified telecommunication services	2.1
Electric utilities	2.8
Electrical equipment	1.3
Electronic equipment, instruments & components	2.0
Energy equipment & services	0.1
Entertainment	0.5
Equity real estate investment trusts	0.1
Food & staples retailing	2.5
Food products	3.0
Gas utilities	1.2
Health care equipment & supplies	1.6
Health care providers & services	0.0	†
Hotels, restaurants & leisure	0.6
Household durables	2.2
Household products	0.1
Independent power and renewable electricity producers	0.3
Industrial conglomerates	2.7
Insurance	5.9
Interactive media & services	0.3
Internet & direct marketing retail	0.8
IT services	2.5
Leisure products	0.4
Life sciences tools & services	0.2
Machinery	2.2
Marine	0.1
Media	1.7
Common stocks—(concluded)
Metals & mining	2.4%
Multi-utilities	0.1
Multiline retail	0.0 †
Oil, gas & consumable fuels	6.4
Personal products	1.2
Pharmaceuticals	10.5
Professional services	1.4
Real estate management & development	0.3
Road & rail	1.1
Semiconductors & semiconductor equipment	5.4
Software	2.4
Specialty retail	2.1
Technology hardware, storage & peripherals	0.8
Textiles, apparel & luxury goods	4.0
Tobacco	1.6
Trading companies & distributors	1.2
Transportation infrastructure	0.1
Wireless telecommunication services	0.5
Total common stocks	112.3
Preferred stocks
Automobiles	0.2
Rights
Spain	0.0 †
Short-term investments	0.4
Investment of cash collateral from securities loaned	0.9
Total investments before investments sold short	113.8
Investments sold short
Aerospace & defense	(0.2)
Auto components	(0.2)
Banks	(0.2)
Beverages	(0.0)†
Biotechnology	(0.0)†
Capital markets	(0.3)
Chemicals	(0.9)
Commercial services & supplies	(0.1)
Construction & engineering	(0.0)†
Distributors	(0.1)
Diversified financial services	(0.9)
Diversified telecommunication services	(0.2)
Electric utilities	(0.8)

PACE International Equity Investments

Portfolio statistics and industry diversification—(unaudited) (concluded)1

As a percentage of net assets as of January 31, 2023

Investments sold short—(continued)
Electronic equipment, instruments & components	(0.1)%
Entertainment	(0.1)
Equity real estate investment trusts	(1.0)
Food & staples retailing	(0.4)
Food products	(0.1)
Gas utilities	(0.3)
Health care equipment & supplies	(0.8)
Health care providers & services	(0.3)
Hotels, restaurants & leisure	(0.0)†
Household durables	(0.0)†
Industrial conglomerates	(0.5)
Insurance	(0.0)†
Internet & direct marketing retail	(0.1)
IT services	(0.0)†
Life sciences tools & services	(0.0)†
Machinery	(1.7)
Metals & mining	(0.9)
Multi-utilities	(0.0)†
Investments sold short—(concluded)
Multiline retail	(0.1)%
Oil, gas & consumable fuels	(0.0)†
Paper & forest products	(0.3)
Personal products	(0.9)
Pharmaceuticals	(0.0)†
Professional services	(0.0)†
Real estate management & development	(0.4)
Real estate management & development	(0.1)
Road & rail	(0.6)
Semiconductors & semiconductor equipment	(0.1)
Software	(0.1)
Specialty retail	(0.4)
Technology hardware, storage & peripherals	(0.0)†
Trading companies & distributors	(0.0)†
Total investments sold short	(13.2)
Liabilities in excess of other assets	(0.6)
Net assets	100.0%

†  Amount represents less than 0.05% or (0.05)%.

PACE International Equity Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—112.3%
Australia—4.1%
Aurizon Holdings Ltd.[1]	2,696,096	$7,046,945
BHP Group Ltd.[1]	89,006	3,117,180
BlueScope Steel Ltd.	190,579	2,598,827
Cochlear Ltd.[1]	450	67,984
Coles Group Ltd.[1]	85,224	1,071,915
Glencore PLC[1]	147,674	988,955
Lendlease Corp. Ltd.[1]	26,545	162,092
Newcrest Mining Ltd.[1]	32,396	514,743
Northern Star Resources Ltd.[1]	520,334	4,636,447
QBE Insurance Group Ltd.	201,175	1,962,847
Rio Tinto PLC[1]	873	68,357
South32 Ltd.[1]	267,400	858,068
Telstra Group Ltd.[1]	364,875	1,054,555
Wesfarmers Ltd.[1]	875	30,850
WiseTech Global Ltd.[1]	73,643	3,193,127
Woodside Energy Group Ltd.	22,059	571,193
Woolworths Group Ltd.[1]	127,383	3,255,584
		31,199,669
Austria—0.3%
OMV AG	35,948	1,800,644
voestalpine AG	18,115	601,899
		2,402,543
Brazil—0.1%
Yara International ASA	24,793	1,101,585
Canada—1.6%
Constellation Software, Inc.[2]	3,580	6,325,021
Fairfax Financial Holdings Ltd.[2]	8,985	5,948,380
		12,273,401
Chile—0.0%†
Antofagasta PLC	6,568	141,124
China—1.5%
Alibaba Group Holding Ltd., ADR*	19,939	2,197,278
BeiGene Ltd., ADR*	7,046	1,803,776
BOC Hong Kong Holdings Ltd.	509,500	1,780,645
Prosus NV*	50,230	4,055,833
Sinopharm Group Co. Ltd., Class H	105,450	258,457
Wuxi Biologics Cayman, Inc.*,3	206,804	1,726,896
		11,822,885
Denmark—4.1%
A.P. Moller—Maersk AS, Class B1	449	976,706
Carlsberg A/S, Class B	12,540	1,780,199
Coloplast AS, Class B	24,055	2,904,267
Danske Bank A/S	36,846	767,633
Genmab A/S*	19,224	7,533,817
Novo Nordisk AS, ADR	44,070	6,116,035
Novo Nordisk AS, Class B	72,536	10,038,240
Novozymes AS, Class B1	2,317	120,569
Pandora AS	14,324	1,192,772
		31,430,238
	Number of shares	Value
Common stocks—(continued)
Finland—1.1%
Kesko Oyj, Class B	73,361	$1,708,833
Nokia Oyj[1]	100,918	478,504
Nordea Bank Abp	512,287	5,988,832
		8,176,169
France—11.0%
Air Liquide SA1	4,611	734,192
Airbus SE1	37,544	4,706,735
AXA SA	53,493	1,668,929
Bouygues SA2	163,388	5,382,644
Bureau Veritas SA	5,897	168,604
Capgemini SE1	3,454	655,519
Cie de Saint-Gobain[1]	93,809	5,387,560
Dassault Aviation SA	17,914	3,059,053
Dassault Systemes SE1	74,508	2,771,019
Engie SA1	58,390	829,130
Hermes International[1]	2,336	4,371,845
Ipsen SA	2,997	314,790
Kering SA	22,564	14,078,959
L'Oreal SA1	10,535	4,350,024
Legrand SA1	790	70,440
LVMH Moet Hennessy Louis Vuitton SE1	9,208	8,038,360
Publicis Groupe SA1	42,536	3,000,474
Safran SA	30,345	4,363,475
Sanofi[1]	118,077	11,562,622
Teleperformance	1,586	440,887
Thales SA1	3,664	484,598
TotalEnergies SE1	104,761	6,476,404
Vinci SA1	16,623	1,878,225
		84,794,488
Germany—6.7%
adidas AG	1,933	311,244
Allianz SE1	55,697	13,317,922
BASF SE1	86,254	4,945,409
Continental AG	68,833	4,833,123
Deutsche Post AG1	74,315	3,199,758
E.ON SE1	23,783	259,304
Evonik Industries AG	236,625	5,259,828
GEA Group AG	10,108	456,072
Hannover Rueck SE	4,012	814,711
HeidelbergCement AG	86,446	5,931,701
HelloFresh SE*	8,336	202,659
Infineon Technologies AG1	53,900	1,940,964
Mercedes-Benz Group AG1	67,116	4,994,238
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Registered Shares	7,157	2,585,161
Puma SE	739	50,465
Rational AG	489	321,656
Siemens Energy AG1	105,740	2,210,897
		51,635,112
Hong Kong—2.4%
Futu Holdings Ltd., ADR*,2	12,204	619,475
Hang Lung Properties Ltd.[1]	259,000	488,356
Hong Kong & China Gas Co. Ltd.[1]	192,000	192,772

PACE International Equity Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Hong Kong—(concluded)
Hong Kong Exchanges & Clearing Ltd.[1]	96,801	$4,353,874
Jardine Matheson Holdings Ltd.[1]	113,600	6,038,473
New World Development Co. Ltd.[1]	39,000	116,567
Swire Pacific Ltd., Class A1	170,500	1,562,443
Swire Properties Ltd.[1]	40,400	113,547
WH Group Ltd.[3]	7,852,689	4,836,192
		18,321,699
India—1.2%
HDFC Bank Ltd., ADR	79,393	5,347,913
Tata Consultancy Services Ltd.	86,738	3,579,994
		8,927,907
Indonesia—0.6%
Bank Rakyat Indonesia Persero Tbk. PT	14,680,819	4,502,135
Israel—1.2%
Bank Hapoalim BM	269,740	2,427,810
Bank Leumi Le-Israel BM	438,364	3,873,990
Check Point Software Technologies Ltd.*	2,072	263,558
Israel Discount Bank Ltd., Class A	155,459	795,128
Mizrahi Tefahot Bank Ltd.	35,916	1,186,330
Teva Pharmaceutical Industries Ltd., ADR*	32,536	342,929
		8,889,745
Italy—5.4%
Assicurazioni Generali SpA	178,401	3,482,621
Coca-Cola HBC AG*	69,297	1,684,012
Enel SpA	1,718,827	10,120,660
Eni SpA	694,251	10,683,292
Ferrari NV	10,488	2,620,785
FinecoBank Banca Fineco SpA	11,255	202,048
Intesa Sanpaolo SpA	406,966	1,070,023
Moncler SpA	40,735	2,549,508
Prysmian SpA[1]	841	34,344
Snam SpA	1,555,233	7,921,626
UniCredit SpA	76,865	1,501,261
		41,870,180
Japan—26.9%
Advantest Corp.	45,800	3,282,989
AGC, Inc.	1,000	36,846
Ajinomoto Co., Inc.	18,200	600,028
ANA Holdings, Inc.*,1	75,100	1,662,169
Astellas Pharma, Inc.	67,700	996,553
Chugai Pharmaceutical Co. Ltd.	10,000	259,251
Coca-Cola Bottlers Japan Holdings, Inc.	33,900	356,929
Dai-ichi Life Holdings, Inc.	51,700	1,213,025
Daifuku Co. Ltd.	7,700	423,990
Daiichi Sankyo Co. Ltd.	25,000	785,173
Daiwa Securities Group, Inc.[1]	325,300	1,535,122
Eisai Co. Ltd.	4,800	296,976
FANUC Corp.	18,271	3,228,295
Fast Retailing Co. Ltd.[1]	3,600	2,186,494
Fuji Electric Co. Ltd.	56,500	2,287,006
FUJIFILM Holdings Corp.	96,700	5,117,474
Fujitsu Ltd.	57,700	8,215,287
	Number of shares	Value
Common stocks—(continued)
Japan—(continued)
GMO Payment Gateway, Inc.	16,900	$1,563,790
Hakuhodo DY Holdings, Inc.	110,900	1,198,534
Hamamatsu Photonics KK	15,200	812,140
Hirose Electric Co. Ltd.	3,400	442,627
Hitachi Ltd.	84,400	4,426,143
Honda Motor Co. Ltd.	535,500	13,246,402
Hoya Corp.[1]	11,900	1,308,666
Ibiden Co. Ltd.	24,300	948,402
Inpex Corp.	30,300	332,956
Isuzu Motors Ltd.	239,600	3,029,823
Japan Post Bank Co. Ltd.[2]	193,700	1,721,000
Japan Post Holdings Co. Ltd.	267,700	2,350,261
Japan Tobacco, Inc.	173,500	3,537,996
JFE Holdings, Inc.[1]	12,600	166,139
Kajima Corp.	36,000	442,126
Kakaku.com, Inc.	68,200	1,137,036
Kao Corp.	44,800	1,810,898
KDDI Corp.[1]	36,000	1,124,764
Keyence Corp.[1]	9,311	4,286,494
Koei Tecmo Holdings Co. Ltd.[2]	14,400	261,881
Kyocera Corp.	103,400	5,365,571
Marubeni Corp.[1]	182,600	2,240,242
Mazda Motor Corp.	276,700	2,202,528
MINEBEA MITSUMI, Inc.	39,300	685,105
Mitsubishi Electric Corp.	477,700	5,264,613
Mitsubishi UFJ Financial Group, Inc.[1]	287,200	2,103,706
Mitsui & Co. Ltd.[1]	18,800	554,651
Mitsui Chemicals, Inc.	35,900	845,033
Mizuho Financial Group, Inc.	85,400	1,333,986
MS&AD Insurance Group Holdings, Inc.	15,200	487,520
Nihon M&A Center Holdings, Inc.	147,100	1,503,863
Nintendo Co. Ltd.[1]	25,900	1,122,966
NIPPON EXPRESS HOLDINGS, Inc.	34,000	1,973,112
Nippon Steel Corp.[1]	134,900	2,807,906
Nippon Telegraph & Telephone Corp.[1]	245,700	7,367,442
Nisshin Seifun Group, Inc.	25,200	315,642
Nitto Denko Corp.	27,000	1,745,210
Nomura Real Estate Master Fund, Inc.[1]	303	354,348
Nomura Research Institute Ltd.[1]	30,700	737,032
Obayashi Corp.	120,500	934,685
Ono Pharmaceutical Co. Ltd.	29,900	648,791
Otsuka Holdings Co. Ltd.	45,200	1,450,034
Recruit Holdings Co. Ltd.[1]	171,143	5,504,003
Ricoh Co. Ltd.	156,800	1,217,178
Secom Co. Ltd.	90,300	5,379,691
Sekisui Chemical Co. Ltd.	461,500	6,464,824
SG Holdings Co. Ltd.[1]	31,700	489,173
Shimadzu Corp.	91,800	2,821,111
Shimano, Inc.	16,700	2,978,201
Shin-Etsu Chemical Co. Ltd.[1]	15,400	2,270,314
Shionogi & Co. Ltd.	50,200	2,392,255
SoftBank Corp.	137,200	1,569,855
SoftBank Group Corp.[1]	23,700	1,122,007
Sony Group Corp.	110,900	9,909,085
Square Enix Holdings Co. Ltd.	23,300	1,101,886
Subaru Corp.	16,300	267,836

PACE International Equity Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Japan—(concluded)
SUMCO Corp.	164,500	$2,437,358
Sumitomo Corp.[1]	278,500	4,999,055
Sumitomo Metal Mining Co. Ltd.	28,300	1,149,071
Sumitomo Mitsui Financial Group, Inc.	80,600	3,502,962
Suzuki Motor Corp.	106,031	3,975,334
Taisei Corp.	70,400	2,430,347
Takeda Pharmaceutical Co. Ltd.	327,500	10,295,738
TDK Corp.[1]	26,100	932,455
Tobu Railway Co. Ltd.[1]	5,200	122,008
Tokio Marine Holdings, Inc.	301,400	6,312,734
Tokyo Gas Co. Ltd.[1]	61,900	1,296,167
Tosoh Corp.	106,700	1,396,000
Toyota Industries Corp.	83,500	5,082,864
Yakult Honsha Co. Ltd.	600	42,833
Yamaha Motor Co. Ltd.	2,200	54,188
Z Holdings Corp.[1]	347,700	1,011,709
		207,203,913
Macau—0.0%†
Sands China Ltd.*	94,800	355,508
Netherlands—6.1%
Adyen NV*,2,3	2,456	3,713,243
ASM International NV	2,077	702,454
ASML Holding NV1	16,890	11,175,229
ASML Holding NV N.Y. Registered Shares	8,344	5,514,049
ING Groep NV	31,659	458,430
Koninklijke Ahold Delhaize NV1	74,043	2,209,959
Koninklijke Philips NV1	446,836	7,714,825
Shell PLC	506,333	14,864,802
Wolters Kluwer NV1	7,272	792,815
		47,145,806
New Zealand—0.1%
Auckland International Airport Ltd.*,1	71,384	392,864
Norway—0.7%
DNB Bank ASA	182,224	3,407,510
Equinor ASA	45,583	1,389,217
Gjensidige Forsikring ASA	32,686	587,480
		5,384,207
Portugal—1.1%
EDP—Energias de Portugal SA	828,594	4,116,668
Galp Energia SGPS SA2	180,365	2,468,844
Jeronimo Martins, SGPS SA	101,295	2,199,188
		8,784,700
Singapore—5.7%
CapitaLand Ascendas REIT	98,800	217,423
DBS Group Holdings Ltd.	438,405	12,001,894
Genting Singapore Ltd.	2,700,400	2,045,172
Grab Holdings Ltd., Class A*	280,023	1,061,287
Mapletree Pan Asia Commercial Trust	100,600	139,977
Oversea-Chinese Banking Corp. Ltd.	512,300	5,061,702
Sea Ltd., ADR*	17,749	1,143,923
Singapore Telecommunications Ltd.	1,924,000	3,684,771
	Number of shares	Value
Common stocks—(continued)
Singapore—(concluded)
STMicroelectronics NV	119,480	$5,626,111
United Overseas Bank Ltd.	556,898	12,658,641
		43,640,901
South Africa—0.2%
Anglo American PLC	27,384	1,181,082
Spain—2.7%
ACS Actividades de Construccion y Servicios SA2	28,607	846,587
Amadeus IT Group SA*,1	5,928	373,488
Banco Bilbao Vizcaya Argentaria SA	199,101	1,406,404
Banco Santander SA	2,960,883	10,348,106
Grifols SA*	95,809	1,268,324
Iberdrola SA1	27,459	322,143
Industria de Diseno Textil SA1	195,785	6,112,566
		20,677,618
Sweden—3.1%
Alfa Laval AB	39,824	1,251,494
Assa Abloy AB, Class B1	115,464	2,719,899
Atlas Copco AB, Class A1	476,776	5,657,453
Epiroc AB, Class A1	2,118	41,210
Essity AB, Class B1	19,596	511,929
Skandinaviska Enskilda Banken AB, Class A	212,668	2,574,518
Skanska AB, Class B	17,234	304,182
Svenska Handelsbanken AB, Class A	58,984	615,086
Swedbank AB, Class A	192,794	3,708,665
Swedish Orphan Biovitrum AB*	33,745	752,533
Telefonaktiebolaget LM Ericsson, Class B1	303,136	1,758,328
Telia Co. AB	1,448,961	3,742,145
		23,637,442
Switzerland—3.3%
Novartis AG	170,786	15,440,598
Partners Group Holding AG1	1,037	973,013
Sika AG1	14,588	4,145,134
Temenos AG2	37,546	2,680,057
Zurich Insurance Group AG1	4,288	2,120,538
		25,359,340
Taiwan—0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	156,000	2,752,898
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	45,524	4,221,440
		6,974,338
United Kingdom—14.2%
Abrdn PLC[1]	76,363	201,127
Ashtead Group PLC[1]	25,659	1,690,127
Associated British Foods PLC	276,632	6,350,144
AstraZeneca PLC	40,994	5,370,725
BAE Systems PLC[1]	98,923	1,047,203
Barclays PLC	219,299	504,123
BP PLC[1]	1,823,972	11,017,242
British American Tobacco PLC[1]	3,072	117,761
CK Hutchison Holdings Ltd.	1,453,500	9,250,003
CNH Industrial NV1	4,010	70,942
Compass Group PLC[1]	33,805	807,534

PACE International Equity Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
United Kingdom—(concluded)
DCC PLC	20,063	$1,142,746
Diageo PLC[1]	55,877	2,443,282
Experian PLC	21,786	796,703
HSBC Holdings PLC[1]	793,494	5,846,738
Imperial Brands PLC	332,729	8,346,913
InterContinental Hotels Group PLC[1]	18,266	1,268,091
J Sainsbury PLC	13,619	44,167
JD Sports Fashion PLC[1]	515,011	1,038,066
Kingfisher PLC	1,949,124	6,724,317
Legal & General Group PLC	898,391	2,827,181
Lloyds Banking Group PLC	18,567,763	12,083,814
M&G PLC[1]	90,916	227,046
NatWest Group PLC	157,434	600,620
RELX PLC[1]	46,979	1,395,695
Spirax-Sarco Engineering PLC[1]	347	49,566
SSE PLC	336,886	7,190,721
Taylor Wimpey PLC	342,437	496,849
Tesco PLC	2,884,235	8,766,285
Unilever PLC[1]	60,800	3,094,663
WPP PLC	749,625	8,758,420
		109,568,814
United States—6.0%
Aptiv PLC*	27,728	3,135,759
Atlassian Corp., Class A*	18,080	2,922,090
Brookfield Renewable Corp., Class A	75,085	2,366,679
Computershare Ltd.[1]	27,324	460,187
CSL Ltd.[1]	3,030	639,786
GSK PLC	511,563	8,985,612
Nestle SA, Registered Shares[1]	89,132	10,874,910
Roche Holding AG1	16,548	5,165,795
SolarEdge Technologies, Inc.*	12,328	3,934,235
Stellantis NV1	168,201	2,644,286
Tenaris SA	27,371	485,034
Waste Connections, Inc.	32,540	4,324,566
		45,938,939
Total common stocks (cost—$773,603,860)		863,734,352
Preferred stocks—0.2%
Germany—0.2%
Volkswagen AG1 (cost—$2,609,386)	9,645	1,337,672
	Number of rights
Rights—0.0%†
Spain—0.0%†
ACS Actividades de Construccion y Servicios SA expires 02/08/23*,2 (cost—$14,699)	28,607	14,514
	Number of shares	Value
Short-term investments—0.4%
Investment companies—0.4%
State Street Institutional U.S. Government Money Market Fund, 4.180%[4] (cost—$2,995,036)	2,995,036	$2,995,036
Investment of cash collateral from securities loaned—0.9%
Money market funds—0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.300%[4] (cost—$7,447,878)	7,447,878	7,447,878
Total investments before investments sold short (cost—$786,670,859)—113.8%		875,529,452
Investments sold short—(13.2)%
Common stocks—(13.1)%
Australia—(0.4)%
ASX Ltd.	(21,954)	(1,074,322)
Mineral Resources Ltd.	(9,028)	(571,563)
Ramsay Health Care Ltd.	(19,653)	(928,677)
Reece Ltd.	(23,334)	(268,198)
Santos Ltd.	(21,718)	(110,868)
		(2,953,628)
Austria—(0.0)%†
Verbund AG	(705)	(60,026)
Belgium—(0.4)%
D'ieteren Group	(3,441)	(657,628)
Elia Group SA/NV	(2,516)	(353,292)
Groupe Bruxelles Lambert NV	(17,680)	(1,512,439)
Sofina SA	(1,796)	(426,680)
		(2,950,039)
Denmark—(0.0)%†
Demant A/S	(10,634)	(301,014)
France—(1.4)%
BioMerieux	(19,776)	(2,016,082)
Covivio	(12,103)	(830,803)
Credit Agricole SA	(27,602)	(332,362)
Dassault Aviation SA	(7,331)	(1,251,865)
Electricite de France SA	(201,185)	(2,642,576)
Orange SA	(3,269)	(34,595)
Remy Cointreau SA	(26)	(4,896)
SEB SA	(279)	(29,177)
Unibail-Rodamco-Westfield	(59,146)	(3,804,666)
Veolia Environnement SA	(2,538)	(75,334)
		(11,022,356)
Germany—(0.7)%
Aroundtown SA	(95,718)	(266,498)
Beiersdorf AG	(16,067)	(1,953,388)
Commerzbank AG	(125,798)	(1,438,051)
Fresenius Medical Care AG & Co. KGaA	(34,432)	(1,293,082)
LEG Immobilien SE	(2,029)	(158,615)
		(5,109,634)

PACE International Equity Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Hong Kong—(0.4)%
CK Infrastructure Holdings Ltd.	(55,500)	$(308,777)
CLP Holdings Ltd.	(23,000)	(170,888)
Henderson Land Development Co. Ltd.	(24,000)	(88,656)
HK Electric Investments & HK Electric Investments Ltd.	(62,500)	(43,202)
HKT Trust & HKT Ltd.	(28,000)	(36,685)
Hongkong Land Holdings Ltd.	(21,600)	(105,598)
MTR Corp. Ltd.	(104,500)	(559,233)
Power Assets Holdings Ltd.	(220,000)	(1,244,797)
Prudential PLC	(3,052)	(50,709)
Sino Land Co. Ltd.	(372,570)	(484,146)
Techtronic Industries Co. Ltd.	(26,000)	(335,186)
		(3,427,877)
Ireland—(0.1)%
Kerry Group PLC, Class A	(9,511)	(891,182)
Italy—(0.2)%
Telecom Italia SpA	(4,359,101)	(1,255,019)
Japan—(5.4)%
Asahi Kasei Corp.	(12,100)	(91,689)
Azbil Corp.	(4,100)	(115,614)
Dai Nippon Printing Co. Ltd.	(31,600)	(746,065)
Daiwa House REIT Investment Corp.	(116)	(252,385)
Denso Corp.	(33,600)	(1,814,591)
FANUC Corp.	(4,400)	(777,434)
GLP J-Reit	(472)	(534,097)
Hitachi Ltd.	(62,900)	(3,298,630)
Hulic Co. Ltd.	(10,600)	(87,130)
Japan Exchange Group, Inc.	(72,700)	(1,112,642)
JSR Corp.	(60,800)	(1,368,010)
Kansai Electric Power Co., Inc.	(26,700)	(256,776)
Keisei Electric Railway Co. Ltd.	(44,200)	(1,289,269)
Kintetsu Group Holdings Co. Ltd.	(32,200)	(1,048,592)
Kobe Bussan Co. Ltd.	(71,500)	(2,064,330)
Kose Corp.	(17,000)	(1,875,659)
Kubota Corp.	(287,800)	(4,325,141)
Kurita Water Industries Ltd.	(49,300)	(2,229,259)
Kyowa Kirin Co. Ltd.	(3,300)	(73,593)
Makita Corp.	(40,300)	(1,073,464)
Mitsubishi Chemical Group Corp.	(71,400)	(400,657)
Mitsubishi Estate Co. Ltd.	(27,600)	(354,746)
Mitsubishi HC Capital, Inc.	(61,800)	(315,436)
Mitsui Fudosan Co. Ltd.	(34,200)	(641,033)
Nippon Building Fund, Inc.	(100)	(437,036)
Nippon Paint Holdings Co. Ltd.	(89,700)	(818,914)
Nippon Prologis REIT, Inc.	(334)	(757,893)
Nippon Sanso Holdings Corp.	(39,300)	(641,017)
Nitori Holdings Co. Ltd.	(25,000)	(3,308,892)
NTT Data Corp.	(14,500)	(224,915)
Odakyu Electric Railway Co. Ltd.	(117,600)	(1,546,130)
Osaka Gas Co. Ltd.	(31,200)	(503,471)
Pan Pacific International Holdings Corp.	(26,200)	(484,520)
Rakuten Group, Inc.	(144,900)	(738,765)
Renesas Electronics Corp.	(33,600)	(345,613)
	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Japan—(concluded)
SBI Holdings, Inc.	(3,900)	$(82,677)
Shiseido Co. Ltd.	(55,200)	(2,869,075)
Sumitomo Chemical Co. Ltd.	(99,100)	(380,408)
Sumitomo Metal Mining Co. Ltd.	(34,900)	(1,417,053)
Sumitomo Realty & Development Co. Ltd.	(11,300)	(275,462)
Yaskawa Electric Corp.	(7,400)	(289,259)
		(41,267,342)
Netherlands—(0.6)%
Aegon NV	(11,292)	(62,284)
Argenx SE	(876)	(330,463)
EXOR NV	(19,873)	(1,579,678)
Koninklijke DSM NV	(9,786)	(1,258,499)
OCI NV	(46,825)	(1,593,944)
		(4,824,868)
New Zealand—(0.1)%
Mercury NZ Ltd.	(237,221)	(921,591)
Norway—(0.1)%
Norsk Hydro ASA	(57,710)	(467,904)
Orkla ASA	(25,293)	(188,830)
		(656,734)
Singapore—(0.1)%
Keppel Corp. Ltd.	(87,100)	(502,886)
Singapore Technologies Engineering Ltd.	(178,800)	(502,703)
		(1,005,589)
Spain—(0.3)%
Enagas SA	(22,178)	(397,680)
Naturgy Energy Group SA	(52,920)	(1,500,928)
		(1,898,608)
Sweden—(1.8)%
Boliden AB	(96,534)	(4,332,154)
Embracer Group AB	(93,715)	(436,818)
Getinge AB	(18,476)	(416,220)
Hexagon AB, Class B	(25,386)	(291,012)
Husqvarna AB, Class B	(28,274)	(240,552)
Industrivarden AB, Class C	(29,119)	(767,130)
Investor AB	(101,974)	(1,981,556)
Kinnevik AB, Class B	(11,420)	(176,521)
SKF AB, Class B	(192,237)	(3,402,267)
Svenska Cellulosa AB SCA, Class B	(150,113)	(2,084,519)
		(14,128,749)
Switzerland—(0.7)%
Adecco Group AG, Registered Shares	(3,481)	(129,287)
Alcon, Inc.	(34,051)	(2,569,438)
Bachem Holding AG	(1,132)	(100,107)
Clariant AG	(7,789)	(133,569)
Logitech International SA, Registered Shares	(2,830)	(165,602)
Swiss Prime Site AG	(17,432)	(1,553,335)
Temenos AG	(5,899)	(421,074)
		(5,072,412)

PACE International Equity Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(concluded)
United Kingdom—(0.4)%
BT Group PLC	(333,472)	$(513,778)
Croda International PLC	(3,827)	(326,201)
Entain PLC	(14,424)	(265,988)
Land Securities Group PLC	(111,825)	(979,677)
Ocado Group PLC	(79,603)	(637,014)
Phoenix Group Holdings PLC	(7,760)	(61,505)
Rolls-Royce Holdings PLC	(37,433)	(48,975)
Smith & Nephew PLC	(20,344)	(280,958)
		(3,114,096)
Total common stocks (cost—$(97,389,420))		(100,860,764)
	Number of shares	Value
Investments sold short—(concluded)
Preferred stocks—(0.1)%
Germany—(0.1)%
Sartorius AG (cost—$(532,349))	(1,548)	$(694,142)
Total investments sold short (proceeds—$97,921,769)		(101,554,906)
Liabilities in excess of other assets—(0.6)%		(4,883,254)
Net assets—100.0%		$769,091,292

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$57,588,393	$806,145,959	$—	$863,734,352
Preferred stocks	—	1,337,672	—	1,337,672
Rights	14,514	—	—	14,514
Short-term investments	—	2,995,036	—	2,995,036
Investment of cash collateral from securities loaned	—	7,447,878	—	7,447,878
Total	$57,602,907	$817,926,545	$—	$875,529,452
Liabilities
Investments sold short
Common stocks	$—	$(100,860,764)	$—	$(100,860,764)
Preferred stocks	—	(694,142)	—	(694,142)
Total	$—	$(101,554,906)	$—	$(101,554,906)

At January 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

*  Non-income producing security.

†  Amount represents less than 0.05% or (0.05)%.

1  Security, or portion thereof, pledged as collateral for investments sold short.

2  Security, or portion thereof, was on loan at the period end.

PACE International Equity Investments

Portfolio of Investments—January 31, 2023 (unaudited)

3  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $10,276,331, represented 1.3% of the Portfolio's net assets at period end.

4  Rates shown reflect yield at January 31, 2023.

See accompanying notes to financial statements.

PACE International Emerging Markets Equity Investments

Performance

For the six-months ended January 31, 2023, the Portfolio's Class P shares returned 8.54% before the deduction of the maximum PACE Select program fee.1 In comparison, the MSCI Emerging Markets Index (net) (the "benchmark") returned 4.92%. (Returns for all share classes over various time periods are shown in the "Performance at a glance" table on page 178. Please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.) For a detailed commentary on the market environment in general during the reporting period, please refer to page 3.

Investment Manager's comments2

The Portfolio significantly outperformed its benchmark during the reporting period. Stock selection was the primary driver of relative returns with further value added from sector allocation. Selection within the consumer discretionary, financials, and materials sectors were meaningfully positive. Underweights to the underperforming information technology and utilities sectors relative to the benchmark were also beneficial.

From a country perspective, country allocation was a positive contributor due to an overweight to China and underweight to Saudi Arabia. Stock selection was also strong due to positive results in India, Indonesia, and South Korea. Negative results in Brazil and China held back further outperformance. Cash allocation was a modest headwind for performance given the positive equity market return.

Style impact during the period was mixed. The portfolio's higher beta profile was rewarded while the portfolio's exposure to investment quality detracted.

Derivatives were not used during the reporting period.

1  Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%, which, if included, would have reduced performance. Class P shares held through other advisory programs also may be subject to a program fee, which, if included, would have reduced performance.

2  Performance is discussed on a gross-of-fees basis—meaning that no fees or expenses are reflected when discussed at the level of a subadvisor's sleeve (or subadvisors' sleeves, if applicable). Alternatively, performance at the overall Portfolio level is shown net of fees, which does factor in fees and expenses associated with the Portfolio.

PACE Select Advisors Trust – PACE International Emerging Markets Equity Investments

Investment Manager:

UBS Asset Management (Americas) Inc. ("UBS AM")

Investment Subadvisors:

Mondrian Investment Partners Limited ("Mondrian"); William Blair & Company L.L.C. ("William Blair");

RWC Asset Advisors (US) LLC ("Redwheel");

ARGA Investment Management LP ("ARGA")

Portfolio Management Team:

UBS AM: Mabel Lung, CFA, Fred Lee, CFA, Gina Toth, CFA, Mayoor Joshi, Edward Eccles, Christopher Andersen, CFA, Sofia Westerlund (since November 2022) and Shu-Han Hsu (since November 2022)

Mondrian: Ginny Chong, Gregory Halton and Andrew Miller;

William Blair: Todd M. McClone, Ken McAtamney and Hugo Scott-Gall

Redwheel: John Malloy

ARGA: A. Rama Krishna, CFA, Takashi Ito, CFA and Sujith Kumar

Objective:

Capital appreciation

Investment process:

The main strategies of the current subadvisors include:

• A strategy using fundamental research to identify companies that are attractive based on a value-oriented dividend discount model and market analysis.

(continued on next page)

PACE International Emerging Markets Equity Investments

Investment process:
(concluded)

• A strategy that invests in mid and large cap companies with a quality growth orientation.

• A strategy that uses a disciplined, deep value strategy based on fundamental research.

• A strategy that combines top-down analyses of economic, political and social factors with bottom-up quantitative and qualitative fundamental research to seek to identify countries, sectors and companies with robust growth characteristics.

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

Special considerations

The Portfolio may be appropriate for long-term investors seeking capital appreciation who are able to withstand short-term fluctuations in the equity markets in return for potentially higher returns over the long term. The value of the Portfolio changes every day and can be affected by changes in interest rates, general market conditions, and other political, social and economic developments, as well as specific matters relating to the companies in whose securities the Portfolio invests. It is important to note that an investment in the Portfolio is only one component of a balanced investment plan. The value of the Portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad, and due to decreases in foreign currency values relative to the US dollar. These risks are greater for investments in emerging market issuers than for issuers in more developed countries.

PACE International Emerging Markets Equity Investments

Performance at a glance (unaudited)

Average annual total returns for periods ended 01/31/23	6 months	1 year	5 years	10 years
Before deducting maximum sales charge
Class A1	8.42%	(10.14)%	(0.65)%	1.28%
Class Y2	8.49	(9.97)	(0.42)	1.52
Class P3	8.54	(9.96)	(0.40)	1.50
After deducting maximum sales charge
Class A1	2.45	(15.06)	(1.76)	0.71
MSCI Emerging Markets Index net[4]	4.92	(12.12)	(1.48)	2.07

Most recent calendar quarter-end returns (unaudited)

Average annual total returns for periods ended 12/31/22	6 months	1 year	5 years	10 years
Before deducting maximum sales charge
Class A1	(1.96)%	(19.22)%	(1.25)%	0.47%
Class Y2	(1.72)	(18.93)	(0.99)	0.72
Class P3	(1.73)	(18.97)	(0.99)	0.70
After deducting maximum sales charge
Class A1	(7.35)	(23.66)	(2.35)	(0.10)

The annualized gross and net expense ratios, respectively, for each class of shares as in the prospectuses dated November 28, 2022 were as follows: Class A—1.65% and 1.45%; Class Y—1.44% and 1.20%; and Class P—1.44% and 1.20%. Net expenses reflect fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses. The Portfolio and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the Portfolio's ordinary total operating expenses of each class through November 30, 2023 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, trustee elections, as well as other matters related to shareholder meetings (unless specifically agreed by UBS AM) and extraordinary expenses) would not exceed Class A—1.45%; Class Y—1.20%; and Class P—1.20%. The Portfolio has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the Portfolio's expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/ expense reimbursement agreement may be terminated by the Portfolio's board at any time and also will terminate automatically upon the expiration or termination of the Portfolio's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

1  Maximum sales charge for Class A shares is 5.5%. Class A shares bear ongoing 12b-1 service fees of 0.25% annually.

2  The Portfolio offers Class Y shares to a limited group of eligible investors, including certain qualifying retirement plans. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.

3  Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee, which, if included, would have reduced performance.

4  The MSCI Emerging Markets Index (net) is a market capitalization-weighted index composed of different emerging market countries in Europe, Latin America, and the Pacific Basin. Net total return indices reinvest dividends after the deduction of withholding taxes, using a tax rate applicable to nonresident institutional investors who do not benefit from double taxation treaties. The index is constructed and managed with a view to being fully investable from the perspective of international institutional investors. Investors should note that indices do not reflect the deduction of fees and expenses.

Prior to August 3, 2015, a 1% redemption fee was imposed on sales or exchanges of any class of shares of the Portfolio made during the specified holding period.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com/us-mutualfundperformance.

PACE International Emerging Markets Equity Investments

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of January 31, 2023

Top ten holdings
Alibaba Group Holding Ltd.	4.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0
Tencent Holdings Ltd.	2.9
Samsung Electronics Co. Ltd.	2.7
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5
MediaTek, Inc.	1.9
SK Hynix, Inc.	1.8
MercadoLibre, Inc.	1.7
Sands China Ltd.	1.7
Baidu, Inc., ADR	1.6
Total	24.1%
Top five issuer breakdown by country or territory of origin
China	36.2%
Brazil	10.5
Taiwan	10.2
India	9.6
South Korea	9.4
Total	75.9%

1  The portfolio is actively managed and its composition will vary over time.

PACE International Emerging Markets Equity Investments

Portfolio statistics and industry diversification—(unaudited)

As a percentage of net assets as of January 31, 2023

Common stocks
Airlines	1.1%
Auto components	0.6
Automobiles	2.2
Banks	15.5
Beverages	1.4
Biotechnology	0.2
Capital markets	1.2
Chemicals	1.9
Construction materials	0.6
Consumer finance	0.5
Diversified financial services	1.1
Electric utilities	0.5
Electrical equipment	2.4
Electronic equipment, instruments & components	1.9
Entertainment	0.3
Food & staples retailing	2.6
Food products	2.3
Gas utilities	0.4
Health care providers & services	1.1
Hotels, restaurants & leisure	3.2
Household durables	2.3
Independent power and renewable electricity producers	0.4
Insurance	2.9
Interactive media & services	7.0
Internet & direct marketing retail	10.3
IT services	1.8
Life sciences tools & services	0.2
Common stocks—(concluded)
Machinery	1.9%
Metals & mining	5.9
Oil, gas & consumable fuels	3.2
Paper & forest products	0.5
Personal products	0.3
Pharmaceuticals	1.0
Real estate management & development	1.7
Road & rail	1.0
Semiconductors & semiconductor equipment	11.0
Software	0.6
Specialty retail	0.9
Technology hardware, storage & peripherals	3.0
Transportation infrastructure	1.3
Wireless telecommunication services	0.4
Total common stocks	98.6
Preferred stocks
Banks	0.4
Chemicals	0.5
Technology hardware, storage & peripherals	0.3
Total preferred stocks	1.2
Short-term investments	0.4
Investment of cash collateral from securities loaned	2.4
Total investments	102.6
Liabilities in excess of other assets	(2.6)
Net assets	100.0%

PACE International Emerging Markets Equity Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—98.6%
Austria—0.2%
Mondi PLC	33,296	$627,891
Brazil—10.1%
B3 SA—Brasil Bolsa Balcao	960,000	2,450,919
Banco Bradesco SA	705,620	1,754,216
Banco BTG Pactual SA	244,700	1,042,179
Banco do Brasil SA	293,200	2,350,775
Centrais Eletricas Brasileiras SA	101,560	813,272
Hapvida Participacoes e Investimentos SA*,1	1,293,115	1,311,889
Hypera SA	26,200	239,482
Itau Unibanco Holding SA, ADR	59,697	297,291
Locaweb Servicos de Internet SA*,1	669,800	845,777
MercadoLibre, Inc.*	4,192	4,953,644
Petroleo Brasileiro SA, ADR	282,481	3,276,780
Raia Drogasil SA	186,000	909,793
Rumo SA	472,972	1,712,512
Sendas Distribuidora SA	64,602	250,070
Suzano SA	84,700	773,534
TOTVS SA	272,900	1,616,552
Vale SA, ADR	88,310	1,649,631
WEG SA	326,500	2,459,539
		28,707,855
Canada—1.2%
Barrick Gold Corp.	52,765	1,031,556
Ivanhoe Mines Ltd., Class A*,2	256,221	2,407,096
		3,438,652
Chile—0.1%
Sociedad Quimica y Minera de Chile SA, ADR	3,652	356,216
China—36.2%
Airtac International Group	43,000	1,470,564
Akeso, Inc., Class A*,1	102,929	626,134
Alibaba Group Holding Ltd.*	881,767	12,123,114
Alibaba Group Holding Ltd., ADR*	13,774	1,517,895
Autohome, Inc., ADR	25,318	882,586
Baidu, Inc., ADR*	33,429	4,502,218
Baidu, Inc., Class A*	78,260	1,315,554
Bank of China Ltd., Class A	1,576,500	751,957
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	79,504	438,083
China Medical System Holdings Ltd.	316,000	545,484
China Merchants Bank Co. Ltd., Class A	212,400	1,301,931
China Merchants Bank Co. Ltd., Class H	310,000	2,010,699
China Merchants Port Holdings Co. Ltd.	1,182,413	1,657,535
China Overseas Land & Investment Ltd.	484,500	1,308,281
China Resources Power Holdings Co. Ltd.	486,000	1,012,314
China Tourism Group Duty Free Corp. Ltd., Class A	83,719	2,650,853
Contemporary Amperex Technology Co. Ltd., Class A	17,100	1,186,151
Country Garden Services Holdings Co. Ltd.	762,152	2,060,448
CSPC Pharmaceutical Group Ltd.	492,400	561,436
Dongfeng Motor Group Co. Ltd., Class H	1,876,000	1,118,502
Foshan Haitian Flavouring & Food Co. Ltd., Class A	135,355	1,594,727
Fujian Sunner Development Co. Ltd., Class A	128,448	467,938
Full Truck Alliance Co. Ltd., ADR*	154,040	1,240,022
	Number of shares	Value
Common stocks—(continued)
China—(concluded)
Geely Automobile Holdings Ltd.	1,307,727	$2,121,525
Gree Electric Appliances, Inc. of Zhuhai, Class A	739,500	3,800,516
Hello Group, Inc., ADR	107,448	1,101,342
Industrial & Commercial Bank of China Ltd., Class A	2,086,700	1,335,452
JD.com, Inc., Class A	62,916	1,868,187
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	22,900	597,396
Kuaishou Technology*,1	297,407	2,616,827
Kunlun Energy Co. Ltd.	1,526,000	1,203,487
Kweichow Moutai Co. Ltd., Class A	9,300	2,549,780
Lenovo Group Ltd.	1,128,000	904,734
Li Auto, Inc., ADR*	15,761	392,449
Li Auto, Inc., Class A*	82,151	1,005,218
Lizhong Sitong Light Alloys Group Co. Ltd., Class A	144,399	600,539
LONGi Green Energy Technology Co. Ltd., Class A	102,476	734,592
Meituan, Class B*,1	108,607	2,428,007
Midea Group Co. Ltd., Class A	319,600	2,622,828
NetEase, Inc.	41,575	737,628
Ningbo Huaxiang Electronic Co. Ltd., Class A	184,900	420,393
PICC Property & Casualty Co. Ltd., Class H	1,294,000	1,216,556
Pinduoduo, Inc., ADR*	42,084	4,123,390
Ping An Insurance Group Co. of China Ltd., Class H	249,000	1,934,158
QuakeSafe Technologies Co. Ltd., Class A	90,498	693,660
Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	804,700	1,437,496
Shenzhen Inovance Technology Co. Ltd., Class A	124,200	1,314,203
Shenzhen Kangtai Biological Products Co. Ltd., Class A	12,700	69,055
Shenzhen Senior Technology Material Co. Ltd., Class A	257,290	890,962
Silergy Corp.	45,000	915,725
Skshu Paint Co. Ltd., Class A*	39,026	717,626
Suzhou Maxwell Technologies Co. Ltd., Class A	29,799	1,962,965
Tencent Holdings Ltd.	166,611	8,118,772
Tingyi Cayman Islands Holding Corp.	286,000	475,793
TravelSky Technology Ltd., Class H	155,000	322,176
Trip.com Group Ltd., ADR*	58,039	2,133,514
Weibo Corp., ADR*	60,656	1,379,924
Wuliangye Yibin Co. Ltd., Class A	26,300	818,369
Wuxi Lead Intelligent Equipment Co. Ltd.	186,523	1,282,333
Xinyi Solar Holdings Ltd.	564,000	733,743
Yum China Holdings, Inc.	3,441	212,000
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	35,500	1,637,865
Zijin Mining Group Co. Ltd., Class H	304,000	502,831
		102,278,442
Czech Republic—0.4%
Komercni Banka A.S.	33,484	1,130,132
Ghana—0.3%
Kosmos Energy Ltd.*	98,372	778,123
Greece—0.2%
Eurobank Ergasias Services and Holdings SA, Class A*	333,889	453,044

PACE International Emerging Markets Equity Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Hong Kong—1.0%
AIA Group Ltd.	85,400	$965,673
WH Group Ltd.[1]	3,051,686	1,879,425
		2,845,098
Hungary—0.5%
OTP Bank Nyrt	45,309	1,365,227
India—9.6%
Asian Paints Ltd.	19,988	667,488
Axis Bank Ltd.	75,935	811,572
Bajaj Finance Ltd.	19,407	1,402,902
Britannia Industries Ltd.	22,141	1,170,161
Havells India Ltd.	50,247	727,599
HCL Technologies Ltd.	31,962	440,743
HDFC Bank Ltd.	122,932	2,419,133
Housing Development Finance Corp. Ltd.	98,271	3,163,580
ICICI Bank Ltd.	107,312	1,097,927
Infosys Ltd.	78,237	1,473,617
Infosys Ltd., ADR	14,905	280,214
InterGlobe Aviation Ltd.*,1	120,738	3,139,929
Maruti Suzuki India Ltd.	13,552	1,477,327
Motherson Sumi Wiring India Ltd.	188,602	119,113
Power Grid Corp. of India Ltd.	187,233	496,869
Reliance Industries Ltd.	148,390	4,280,663
State Bank of India	181,322	1,231,364
State Bank of India, GDR	19,565	1,335,899
UPL Ltd.	164,785	1,528,379
		27,264,479
Indonesia—3.1%
Bank Central Asia Tbk. PT	6,840,200	3,881,875
Bank Mandiri Persero Tbk. PT	1,254,696	836,049
Bank Rakyat Indonesia Persero Tbk. PT	12,962,802	3,975,274
		8,693,198
Macau—2.4%
Galaxy Entertainment Group Ltd.	297,000	2,067,505
Sands China Ltd.*	1,244,185	4,665,800
		6,733,305
Mexico—2.4%
Cemex SAB de CV, ADR*	97,401	520,121
Grupo Aeroportuario del Pacifico SAB de CV, Class B	112,583	1,943,635
Grupo Financiero Banorte SAB de CV, Class O	110,158	913,708
Wal-Mart de Mexico SAB de CV	887,900	3,477,948
		6,855,412
Peru—0.9%
Credicorp Ltd.	18,138	2,435,933
Philippines—0.1%
Ayala Land, Inc.	653,800	352,635
Poland—1.3%
Powszechna Kasa Oszczednosci Bank Polski SA	191,154	1,425,723
Powszechny Zaklad Ubezpieczen SA	275,616	2,342,730
		3,768,453
	Number of shares	Value
Common stocks—(continued)
Russia—0.0%†
Alrosa PJSC*,3,4	215,380	$0
LUKOIL PJSC, ADR*,3,4,5	13,640	0
Rosneft Oil Co. PJSC[3,4]	126,429	0
		—
Saudi Arabia—0.5%
Saudi Arabian Oil Co.[1]	71,447	630,340
Saudi Basic Industries Corp.	14,468	359,032
Saudi National Bank	35,419	448,390
		1,437,762
South Africa—3.2%
Capitec Bank Holdings Ltd.	20,217	2,088,138
Clicks Group Ltd.[2]	86,307	1,317,382
Gold Fields Ltd., ADR	234,960	2,687,943
MTN Group Ltd.	120,965	1,023,922
Naspers Ltd., N Shares	10,472	2,024,645
		9,142,030
South Korea—8.9%
DB Insurance Co. Ltd.*	20,429	1,088,688
Doosan Fuel Cell Co. Ltd.*	19,666	535,662
Hana Financial Group, Inc.	30,251	1,201,788
Hyundai Mobis Co. Ltd.	6,411	1,071,965
KB Financial Group, Inc.	24,717	1,126,413
LG Chem Ltd.	1,369	772,668
POSCO Holdings, Inc.	10,137	2,490,931
Samsung Biologics Co. Ltd.*,1	1,015	655,365
Samsung Electronics Co. Ltd.	151,297	7,536,138
Samsung Fire & Marine Insurance Co. Ltd.	4,064	670,099
Samsung SDI Co. Ltd.	2,551	1,429,586
Shinhan Financial Group Co. Ltd.	27,814	940,513
SK Hynix, Inc.	68,893	4,983,983
WONIK IPS Co. Ltd.*	22,892	578,580
		25,082,379
Taiwan—10.2%
ASPEED Technology, Inc.	8,000	566,547
CTBC Financial Holding Co. Ltd.	699,934	535,187
Delta Electronics, Inc.	61,000	591,545
E. Sun Financial Holding Co. Ltd.	1,266,867	1,037,612
eMemory Technology, Inc.	14,000	767,598
FLEXium Interconnect, Inc.*	218,000	730,371
Globalwafers Co. Ltd.	40,000	701,802
Hon Hai Precision Industry Co. Ltd.	316,000	1,053,775
MediaTek, Inc.	223,469	5,399,225
Taiwan Semiconductor Manufacturing Co. Ltd.	408,231	7,203,963
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	92,686	8,594,773
Unimicron Technology Corp.	170,000	782,679
Zhen Ding Technology Holding Ltd.	229,000	845,613
		28,810,690
Thailand—2.4%
Bangkok Bank PCL	129,300	620,844
Bangkok Bank PCL, NVDR	592,100	2,854,444

PACE International Emerging Markets Equity Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
Thailand—(concluded)
Bangkok Dusit Medical Services PCL, Class F	2,019,700	$1,820,238
CP ALL PCL	691,400	1,392,854
		6,688,380
United Arab Emirates—0.1%
Aldar Properties PJSC	370,703	441,484
United Kingdom—0.3%
Unilever PLC	17,702	898,676
United States—0.9%
Globant SA*	10,198	1,653,912
JBS SA	217,700	861,142
		2,515,054
Vietnam—0.5%
Hoa Phat Group JSC	981,535	928,489
Vincom Retail JSC*	413,520	525,700
		1,454,189
Zambia—1.6%
First Quantum Minerals Ltd.[2]	191,509	4,443,187
Total common stocks (cost—$271,783,989)		278,997,926
Preferred stocks—1.2%
Brazil—0.4%
Banco Bradesco SA	207,358	572,692
Itausa SA	240,814	404,654
		977,346
	Number of shares	Value
Preferred stocks—(concluded)
Chile—0.3%
Sociedad Quimica y Minera de Chile SA, Class B	9,473	$922,670
South Korea—0.5%
LG Chem Ltd.	2,299	572,483
Samsung Electronics Co. Ltd.	20,005	897,706
		1,470,189
Total preferred stocks (cost—$3,390,716)		3,370,205
Short-term investments—0.4%
Investment companies—0.4%
State Street Institutional U.S. Government Money Market Fund, 4.180%[6] (cost—$1,026,835)	1,026,835	1,026,835
Investment of cash collateral from securities loaned—2.4%
Money market funds—2.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.300%[6] (cost—$6,783,375)	6,783,375	6,783,375
Total investments (cost—$282,984,915)—102.6%		290,178,341
Liabilities in excess of other assets—(2.6)%		(7,304,879)
Net assets—100.0%		$282,873,462

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$82,481,693	$196,516,233	$0	$278,997,926
Preferred stocks	977,346	2,392,859	—	3,370,205
Short-term investments	—	1,026,835	—	1,026,835
Investment of cash collateral from securities loaned	—	6,783,375	—	6,783,375
Total	$83,459,039	$206,719,302	$0	$290,178,341

At January 31, 2023, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

PACE International Emerging Markets Equity Investments

Portfolio of investments—January 31, 2023 (unaudited)

Portfolio footnotes

*  Non-income producing security.

†  Amount represents less than 0.05% or (0.05)%.

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $14,133,693, represented 5.0% of the Portfolio's net assets at period end.

2  Security, or portion thereof, was on loan at the period end.

3  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

4  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

5  Security is traded on the Turquoise Exchange.

6  Rates shown reflect yield at January 31, 2023.

See accompanying notes to financial statements.

PACE Global Real Estate Securities Investments

Performance

For the six-months ended January 31, 2023, the Portfolio's Class P shares returned -5.10% before the deduction of the maximum PACE Select program fee.1 In comparison, the FTSE EPRA Nareit Developed Index (the "benchmark") returned -4.19%. (Returns for all share classes over various time periods are shown in the "Performance at a glance" table on page 187. Please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.) For a detailed commentary on the market environment in general during the reporting period, please refer to page 3.

Subadvisor's comments2

(Please note that while the subadvisor outperformed the benchmark on a gross-of-fees basis, the Portfolio underperformed net of fees, as reported in the "Performance at a glance" table. As stated in footnote two, the comments that follow address performance on a gross-of-fees basis.) The Portfolio performed largely in line with its benchmark during the reporting period. Stock selection in the real estate operating companies industry contributed to performance. In particular, the Portfolio's holdings of real estate developer Corp Inmobiliaria (Mexico) and diversified real estate group CapitaLand India Trust (Singapore), along with overweight positions in property developer Swire Properties (Hong Kong) and real estate investment manager CapitaLand Investment (Singapore), benefited results. Stock selection in both the health care facilities and residential REITs industries also buoyed returns. Within the health care facilities industry, holding shares of post-acute health care services provider Encompass Health was beneficial. Within the residential REITs sub-industry, not holding shares of apartment owner Equity Residential and real estate investment trust Invitation Homes aided returns relative to the benchmark. Securities in other industries that were among the Portfolio's top contributors included overweight positions in retail real estate property manager Simon Property Group and real estate investment trust Brixmor Property Group, as well as not holding shares of real estate investment trust Digital Realty Trust.

Holding stocks in the integrated telecommunication services industry detracted from performance. In particular, holding shares of telecommunications tower operator Helios Towers (UK) and telecommunications services provider Cellnex Telecom (Spain) were headwinds for returns. Stock selection in both the diversified real estate activities and specialized REITs industries also held back the Portfolio's performance. Within the diversified real estate activities industry, holding shares of real estate development and operational services

1  Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%, which, if included, would have reduced performance. Class P shares held through other advisory programs also may be subject to a program fee, which, if included, would have reduced performance.

2  Performance is discussed on a gross-of-fees basis—meaning that no fees or expenses are reflected when discussed at the level of a subadvisor's sleeve (or subadvisors' sleeves, if applicable). Alternatively, performance at the overall Portfolio level is shown net of fees, which does factor in fees and expenses associated with the Portfolio.

PACE Select Advisors Trust –
PACE Global Real Estate Securities Investments

Investment Manager:

UBS Asset Management (Americas) Inc. ("UBS AM")

Investment Subadvisor:

Massachusetts Financial Services Company (d/b/a MFS Investment Management) ("MFS")

Portfolio Management Team:

UBS AM: Mabel Lung, CFA, Fred Lee, CFA, Gina Toth, CFA, Mayoor Joshi, Edward Eccles, Christopher Andersen, CFA, Sofia Westerlund (since November 2022) and Shu-Han Hsu (since November 2022)

MFS: Rick Gable and Mark Syn (since March 2022)

Objective:

Total Return

Investment process:

The main strategies of the subadvisor include:

• a strategy that focuses on investments in equity REITs as well as similar entities formed under the laws of non-US countries, and the subadvisor may also invest in mortgage REITs, hybrid REITs and other US and foreign real estate-related investments, including emerging market real estate-related investments.

PACE Global Real Estate Securities Investments

Subadvisor's comments2 – concluded

provider ESR Group (Hong Kong) and not holding shares of real estate development company Sun Hung Kai Properties (Hong Kong) detracted from returns. Within the specialized REITs sub-industry, an overweight position in real estate investment trust Extra Space Storage and holding shares of broadcast and communication tower management firm American Tower hindered the Portfolio's results. Elsewhere, the Portfolio's overweight positions in real estate investment trust company Essex Property Trust, property investment services provider Shaftesbury (UK), residential real estate management company Vonovia (Germany) and real estate investment trust company Douglas Emmett detracted from performance.

The Portfolio did not utilize derivatives during the reporting period.

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

Special considerations

The Portfolio may be appropriate for long-term investors seeking to diversify a portion of their assets into real estate related investments. Investors should be willing to withstand short-term fluctuations in the equity and real estate markets in return for potentially higher returns over the long term. The value of the Portfolio changes every day and can be affected by changes in interest rates, general market conditions, and other political, social and economic developments, as well as specific matters relating to the companies or issuers in whose securities the Portfolio invests. The value of the Portfolio's investments in foreign securities may fall due to adverse political, social, and economic developments abroad, and due to decreases in foreign currency values relative to the US dollar. These risks are greater for investments in emerging market issuers than for issuers in more developed countries. There are certain risks associated with investing in real estate-related investments, including sensitivity to economic downturns, interest rates, declines in property values and variation in property management.

PACE Global Real Estate Securities Investments

Performance at a glance (unaudited)

Average annual total returns for periods ended 01/31/23	6 months	1 year	5 years	10 years
Before deducting maximum sales charge
Class A1	(5.30)%	(14.17)%	0.56%	3.14%
Class P2	(5.10)	(13.89)	0.85	3.42
After deducting maximum sales charge
Class A1	(10.48)	(18.93)	(0.56)	2.56
FTSE EPRA Nareit Developed Index[3]	(4.19)	(12.59)	2.44	4.47

Most recent calendar quarter-end returns (unaudited)

Average annual total returns for periods ended 12/31/22	6 months	1 year	5 years	10 years
Before deducting maximum sales charge
Class A1	(6.68)%	(27.84)%	(1.30)%	2.48%
Class P2	(6.39)	(27.54)	(1.01)	2.75
After deducting maximum sales charge
Class A1	(11.80)	(31.84)	(2.40)	1.91

The annualized gross and net expense ratios, respectively, for each class of shares as in the prospectuses dated November 28, 2022 were as follows: Class A—1.58% and 1.45% and Class P—1.56% and 1.20%. Net expenses reflect fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses. The Portfolio and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the Portfolio's ordinary total operating expenses of each class through November 30, 2023 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, trustee elections, as well as other matters related to shareholder meetings (unless specifically agreed by UBS AM) and extraordinary expenses) would not exceed Class A—1.45% and Class P—1.20%. The Portfolio has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the Portfolio's expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the Portfolio's board at any time and also will terminate automatically upon the expiration or termination of the Portfolio's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

1  Maximum sales charge for Class A shares is 5.5%. Class A shares bear ongoing 12b-1 service fees of 0.25% annually.

2  Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee, which, if included, would have reduced performance.

3  The FTSE EPRA Nareit Developed Index is designed to measure the stock performance of companies engaged in certain real estate activities of the North American, UK, European and Asian real estate markets. Relevant real estate activities are defined as the ownership, trading and development of income-producing real estate. Investors should note that indices do not reflect the deduction of fees and expenses.

Prior to August 3, 2015, a 1% redemption fee was imposed on sales or exchanges of any class of shares of the Portfolio made during the specified holding period.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com/us-mutualfundperformance.

PACE Global Real Estate Securities Investments

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of January 31, 2023

Top ten holdings
Prologis, Inc.	8.7%
Equinix, Inc.	5.5
Simon Property Group, Inc.	4.9
Extra Space Storage, Inc.	3.2
Goodman Group	3.2
Equity LifeStyle Properties, Inc.	3.0
Sun Communities, Inc.	2.9
Capitaland Investment Ltd.	2.8
Weyerhaeuser Co.	2.6
Alexandria Real Estate Equities, Inc.	2.6
Total	39.4%
Top five issuer breakdown by country or territory of origin
United States	57.5%
United Kingdom	9.2
Australia	6.1
Japan	5.0
Canada	4.6
Total	82.4%

1  The portfolio is actively managed and its composition will vary over time.

PACE Global Real Estate Securities Investments

Portfolio statistics and industry diversification—(unaudited)

As a percentage of net assets as of January 31, 2023

Common stocks
Apartments	8.1%
Building & Construct-Misc	2.5
Building-Heavy Construction	3.3
Diversified	18.6
Health care	0.6
Manufactured homes	5.9
Office property	3.7
Physical Therapy/Rehabilitation Centers	2.0
Real estate management/service	5.2
Real estate operations/development	13.2
Regional malls	4.9
Shopping centers	7.0
Single Tenant	2.4
Storage	7.0
Warehouse/industrial	15.5
Total common stocks	99.9
Short-term investments	0.3
Investment of cash collateral from securities loaned	2.9
Total investments	103.1
Liabilities in excess of other assets	(3.1)
Net assets	100.0%

PACE Global Real Estate Securities Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—99.9%
Australia—6.1%
Goodman Group[1]	172,556	$2,461,265
National Storage REIT	896,277	1,475,036
Region RE Ltd.	266,823	512,005
Rural Funds Group	97,271	172,507
		4,620,813
Belgium—1.6%
Shurgard Self Storage SA	25,676	1,238,973
Canada—4.6%
Brookfield Asset Management Ltd., Class A*	7,141	233,140
Brookfield Corp.[1]	28,567	1,062,768
Canadian Apartment Properties REIT	14,223	525,927
Granite REIT	26,826	1,641,758
		3,463,593
China—1.6%
ESR Group Ltd.[2]	622,000	1,245,298
Germany—2.7%
LEG Immobilien SE	7,538	589,276
Vonovia SE	50,736	1,433,186
		2,022,462
Hong Kong—2.9%
Sino Land Co. Ltd.	870,000	1,130,545
Swire Properties Ltd.	372,400	1,046,651
		2,177,196
Japan—5.0%
Heiwa Real Estate Co. Ltd.	13,700	391,959
Japan Logistics Fund, Inc.[1]	436	994,185
Katitas Co. Ltd.	76,800	1,883,170
Star Asia Investment Corp.[1]	1,291	523,732
		3,793,046
Mexico—1.3%
Corp Inmobiliaria Vesta SAB de CV	372,550	1,017,709
Singapore—4.4%
Capitaland India Trust	767,200	709,351
Capitaland Investment Ltd.	700,100	2,121,030
Parkway Life REIT	158,600	490,879
		3,321,260
Spain—2.0%
Cellnex Telecom SA*,2	38,633	1,513,949
United Kingdom—9.2%
Big Yellow Group PLC	93,901	1,400,552
Grainger PLC	552,785	1,770,336
Segro PLC	131,020	1,348,666
Shaftesbury PLC[1]	300,313	1,462,636
UNITE Group PLC	81,849	1,008,308
		6,990,498
	Number of shares	Value
Common stocks—(concluded)
United Republic of Tanzania,—1.3%
Helios Towers PLC*,1	744,411	$984,014
United States—57.2%
Alexandria Real Estate Equities, Inc.	12,359	1,986,586
American Homes 4 Rent, Class A	38,802	1,330,521
American Tower Corp.	5,576	1,245,623
AvalonBay Communities, Inc.	10,346	1,835,794
Brixmor Property Group, Inc.	76,692	1,804,563
Douglas Emmett, Inc.	47,722	799,343
Encompass Health Corp.	23,998	1,498,675
Equinix, Inc.	5,662	4,179,292
Equity LifeStyle Properties, Inc.	32,212	2,312,177
Essex Property Trust, Inc.	6,253	1,413,616
Extra Space Storage, Inc.	15,620	2,465,305
Farmland Partners, Inc.	14,975	192,878
National Retail Properties, Inc.	37,919	1,795,465
Phillips Edison & Co., Inc.	52,081	1,745,755
Prologis, Inc.	51,373	6,641,501
Rayonier, Inc.	52,564	1,912,804
SBA Communications Corp.	3,709	1,103,539
Simon Property Group, Inc.	29,079	3,735,488
Sun Communities, Inc.	13,885	2,178,001
Urban Edge Properties	80,947	1,274,915
Weyerhaeuser Co.	58,058	1,998,937
		43,450,778
Total common stocks (cost—$81,535,876)		75,839,589
Short-term investments—0.3%
Investment companies—0.3%
State Street Institutional U.S. Government Money Market Fund, 4.180%[3] (cost—$260,088)	260,088	260,088
Investment of cash collateral from securities loaned—2.9%
Money market funds—2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.300%[3] (cost—$2,209,100)	2,209,100	2,209,100
Total investments (cost—$84,005,064)—103.1%		78,308,777
Liabilities in excess of other assets—(3.1)%		(2,391,365)
Net assets—100.0%		$75,917,412

PACE Global Real Estate Securities Investments

Portfolio of investments—January 31, 2023 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$47,932,080	$27,907,509	$—	$75,839,589
Short-term investments	—	260,088	—	260,088
Investment of cash collateral from securities loaned	—	2,209,100	—	2,209,100
Total	$47,932,080	$30,376,697	$—	$78,308,777

At January 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

*  Non-income producing security.

†  Amount represents less than 0.05% or (0.05)%.

1  Security, or portion thereof, was on loan at the period end.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $2,759,247, represented 3.6% of the Portfolio's net assets at period end.

3  Rates shown reflect yield at January 31, 2023.

See accompanying notes to financial statements.

PACE Alternative Strategies Investments

Performance

For the six-months ended January 31, 2023, the Portfolio's Class P shares returned 3.21% before the deduction of the maximum PACE Select program fee.1 In comparison, the FTSE Three-Month US Treasury Bill Index (the "benchmark") returned 1.60%, the Bloomberg Global Aggregate Index returned -1.63%, the MSCI World Index (net) returned 2.15%, and the HFRI Fund of Funds Composite Index returned 2.36%. (Returns for all share classes over various time periods are shown in the "Performance at a glance" table on page 195. Please note that the returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.) For a detailed commentary on the market environment in general during the reporting period, please refer to page 3.

Investment Manager's comments2,3

The Portfolio outperformed the benchmark over the reporting period. The allocations with the strongest returns included an allocation to the AVIVA Target Return global macro strategy ("AVIVA"), the Kettle Hill Long/Short equity strategy ("Kettle Hill"), and the Allspring Global Long/Short Low Volatility strategy ("Allspring"). The AVIVA strategy benefited primarily from interest rate strategies as the strategy had short exposure to US rates and long exposure to UK rates. Positive exposure to global convertibles, European high-yield credit, and to UK and emerging market equities also contributed to performance. Positive exposure to US equities was the largest detractor from returns for this strategy. The Kettle Hill strategy benefited the most from gains in long exposure to information technology and communication services stocks, along with short exposures to Tesla and market hedging positions. Long exposures to certain industrial and health care stocks provided an offset to those gains. For Allspring, the strategy benefited from tilts toward certain valuation metrics, such as forward earnings yield and book-to-price, as did quality characteristics such as return on assets. An emphasis on low beta stocks relative to high beta stocks negatively impacted performance, as low beta securities underperformed high beta securities. (Beta is a measure of volatility or risk relative to the market as a whole.) Country/region positioning had a modest positive impact on results, while stock selection within countries/regions was negative, driven by holdings within Hong Kong and Canada. Some of the top performing equities included long positions in Nutrien and Mitsubishi Heavy Industries, and a short position in Rivian

1  Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%, which, if included, would have reduced performance. Class P shares held through other advisory programs also may be subject to a program fee, which, if included, would have reduced performance.

2  A long position in a security is implemented by purchasing a security with the expectation that it will rise in value. A short position in a security may be taken when an investor believes that a security, or investment, is overpriced and expects it to fall in value. A short position is typically implemented by first borrowing the investment and then selling it. The investor then seeks to buy the investment at a later date ideally at a lower price to replace the security that had been borrowed, thereby earning a profit on the transaction.

3  Performance is discussed on a gross-of-fees basis—meaning that no fees or expenses are reflected when discussed at the level of a subadvisor's sleeve (or subadvisors' sleeves, if applicable). Alternatively, performance at the overall Portfolio level is shown net of fees, which does factor in fees and expenses associated with the Portfolio.

PACE Select Advisors Trust –
PACE Alternative Strategies Investments

Investment Manager and Portfolio Sleeve Advisor:

UBS Asset Management (Americas) Inc. ("UBS AM")

Investment Subadvisors:

Allspring Global Investments, LLC ("Allspring");
First Quadrant L.P. ("First Quadrant"); (terminated effective close of business September 21, 2022)
Sirios Capital Management, L.P. ("Sirios"); (terminated effective close of business February 24, 2023)

Aviva Investors Americas, LLC ("Aviva");

PCJ Investment Counsel Ltd. ("PCJ")

Kettle Hill Capital Management, LLC ("Kettle Hill")

Magnetar Asset Management, LLC ("Magnetar");
DLD Asset Management, L.P. ("DLD")

Portfolio Management Team:

UBS AM: Mabel Lung, CFA, Gina Toth, CFA, Fred Lee CFA, Edward Eccles, Christopher Andersen, CFA, David Kelly and Mayoor Joshi

Allspring: David Krider and Harindra de Silva;

First Quadrant (until September 2022): Dori Levanoni and Jeppe Ladekarl;

Magnetar: Devin Dallaire

DLD: Sudeep Duttaroy and Mark Friedman

(continued on next page)

PACE Alternative Strategies Investments

Investment Manager's comments2,3 – concluded

Automotive. Among the worst performing positions were short positions in Rolls-Royce Holdings and De Grey Mining, along with a long position in Medical Properties Trust.

The allocations with the weakest returns included an allocation to the Magnetar PRA merger-arbitrage strategy ("Magnetar") and the Sirios Long/Short Equity ("Sirios") strategy. Magnetar's returns were hampered by terminated merger and acquisition (M&A) transactions and technology deals with multiple antitrust/regulatory approvals required to complete their respective mergers. Deals that were terminated included: Rogers Corporation/Dow Dupont and Yamana Gold/Gold Fields. Technology M&A with high antitrust/regulatory burdens included: iRobot/Amazon and OneMedical/Amazon. Although outside of the scope of "high antitrust/regulatory burden," Euronav NV/Frontline Plc was also a detractor from returns. Change Health Care/UnitedHealth Group, Shaw Communications/Rogers Communications and Swedish Match AB/Philip Morris were the largest contributors to returns for the strategy. The Sirios strategy benefited from long positions in the energy/industrials, financials/real estate, consumer, and health care sectors. Exposures in the technology/communications sector detracted from results. The most significant positive individual long contributors to performance were Schlumberger, BAE Systems (UK), Airbus (France), American Express, and LPL Financial, each of which remained positions in the strategy as of period-end. The most significant long detractors were Cellnex Telecom (Spain), Ericsson (Sweden), London Stock Exchange (UK), Portillo's, and Qualcomm. The long position in Cellnex Telecom was eliminated during the third quarter of 2022 because the stock had become overly correlated with interest rates and was no longer trading on fundamentals. The long position in Ericsson was eliminated in the first quarter of 2023 as the growth in the Radio Access Network (RAN) market started to slow and the company has yet to resolve the regulatory issues with the Department of Justice. The long position in Qualcomm was eliminated as the core tenets of Sirios' investment thesis played out.

Derivatives were used in the Portfolio to gain economic exposure and for hedging or risk management purposes across currencies, fixed income and equity markets. The derivatives utilized over the period primarily included currency forwards (both deliverable and non-deliverable), options, futures, forwards and swaps.

Portfolio Management
Team (concluded)

Aviva: Peter Fitzgerald and Ian Pizer

PCJ: Adam Posman, Heiki Altosaar, and Kevin Kingsley

Kettle Hill: Andrew Y. Kurita

UBS AM sleeve: Mabel Lung, Gina Toth, Fred Lee, and Edward Eccles, Christopher Andersen, CFA, David Kelly and Mayoor Joshi;

Sirios: John F. Brennan, Jr.

Objective:

Long-term capital appreciation

PACE Alternative Strategies Investments

Investment process

The main strategies of the subadvisors include:

• An "opportunistic strategy" in which UBS AM allocates a portion of the fund's assets primarily to unaffiliated actively- and passively-managed pooled investment vehicles that UBS AM believes are suitable for return generation, risk management or both.

• A "long/short global equity" strategy in which the subadvisor buys securities "long" that the subadvisor believes will out-perform the market, and sells securities "short" that the subadvisor believes will underperform the market.

• A "currency strategy" that seeks to produce absolute return from investing in currency markets.

• A "liquid alternative long/short equity strategy" in which the subadvisor generally utilizes long positions that the subadvisor believes are attractively-valued, growth-oriented companies of mid to large capitalization and short positions that the subadvisor believes have deteriorating fundamentals or appear overvalued.

• A "global unconstrained multi-strategy" strategy that identifies and pursues diverse strategies across asset classes, sectors, currencies, interest rates, inflation and volatility that are expected to work well together whether markets are rising or falling.

• An "absolute return equity market neutral" strategy that aims to earn a positive absolute and attractive risk adjusted return while demonstrating low correlation with, and lower volatility than, traditional long only investment portfolios.

• A "long/short US, small cap equity" strategy in which the subadvisor primarily buys securities of US small capitalization companies "long" that the subadvisor believes will out-perform the market, and sells securities of US small capitalization companies "short" that the subadvisor believes will underperform the market.

• A "relative value strategy" that seeks to generate risk adjusted returns that are uncorrelated to the equity or credit markets by isolating opportunities in the convertible bond, high yield and listed options markets.

• A "merger arbitrage strategy" that seeks to achieve absolute returns utilizing a rule-based approach to investing.

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

Special considerations

The Portfolio may be appropriate for investors seeking long-term capital appreciation who are able to withstand short-term fluctuations in the equity markets and fixed income markets in return for potentially higher returns over the long term. The Portfolio may employ investment strategies that involve greater risks than the strategies used by many other mutual funds, including increased use of short sales (which involve the risk of an unlimited increase in the market value of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions, and hedging strategies. The value of the Portfolio changes every day and can be affected by changes in interest rates, general market conditions, and other political, social and economic developments, as well as specific matters relating to the issuers of securities in which the Portfolio invests. The value of the Portfolio's investments in foreign securities may fall due to adverse political, social and economic developments abroad, and due to decreases in foreign currency values relative to the US dollar. It is important to note that an investment in the Portfolio is only one component of a balanced investment plan.

PACE Alternative Strategies Investments

Performance at a glance (unaudited)

Average annual total returns for periods ended 01/31/23	6 months	1 year	5 years	10 years or inception
Before deducting maximum sales charge
Class A1	3.21%	2.52%	2.22%	2.76%
Class Y2	3.19	2.71	2.48	3.03
Class P3	3.21	2.72	2.45	3.02
Class P2[4]	—	—	—	2.04
After deducting maximum sales charge
Class A1	(2.47)	(3.08)	1.07	2.18
FTSE 3-Month Treasury Bill Index[5]	1.60	1.87	1.30	0.78
Bloomberg Global Aggregate Index[6]	(1.63)	(11.71)	(1.25)	(0.02)
MSCI World Index (net)[7]	2.15	(7.45)	6.50	9.06
HFRI Fund of Funds Composite Index[8]	2.36	(1.13)	2.89	3.47

Most recent calendar quarter-end returns (unaudited)

Average annual total returns for periods ended 12/31/22	6 months	1 year	5 years	10 years or inception
Before deducting maximum sales charge
Class A1	3.31%	0.22%	2.47%	2.84%
Class Y2	3.60	0.50	2.76	3.13
Class P3	3.51	0.51	2.73	3.10
Class P2[4]	—	—	—	10.38
After deducting maximum sales charge
Class A1	(2.33)	(5.27)	1.33	2.26

The annualized gross and net expense ratios, respectively, for each class of shares as in the prospectuses dated November 28, 2022 were as follows: Class A—3.02% and 2.70%; Class Y—2.78% and 2.44%; Class P—2.77% and 2.45%; and Class P2—2.77% and 2.13%. Net expenses reflect fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses. The Portfolio and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees through November 30, 2023 to the extent necessary to offset the cost savings to UBS AM for allocating a portion of the Portfolio's assets to other unaffiliated pooled investment vehicles and index futures. The agreement also provides that UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the Portfolio's ordinary total operating expenses of each class through November 30, 2023 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, trustee elections, as well as other matters related to shareholder meetings (unless specifically agreed by UBS AM) and extraordinary expenses) would not exceed Class A—1.88%; Class Y—1.63%; and Class P—1.63%. Effective August 1, 2022, the expense caps were changed to: Class A—1.83%; Class Y—1.58%; and Class P—1.58%. The Portfolio has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the Portfolio's expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the Portfolio's board at any time and also will terminate automatically upon the expiration or termination of the Portfolio's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive. The Portfolio and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated through November 30, 2023 with respect to Class P2 to waive (i) its management fees in an amount equal to the portion of the management fees UBS AM retains after payment by UBS AM of any sub-advisory fees, and (ii) its administrative services fees in an amount equal to the portion of the administrative services fees UBS AM retains after payment by UBS AM of any sub-administration fees and charges paid to third parties. These fee waiver/expense reimbursement agreements may be terminated by the Portfolio's board at any time and also will terminate automatically upon the expiration or termination of the Portfolio's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive, if applicable.

1  Maximum sales charge for Class A shares is 5.5%. Class A shares bear ongoing 12b-1 service fees of 0.25% annually.

PACE Alternative Strategies Investments

2  The Portfolio offers Class Y shares to a limited group of eligible investors, including certain qualifying retirement plans. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.

3  Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee, which, if included, would have reduced performance.

4  Inception date of Class P2 of PACE Alternative Strategies Investments is November 14, 2022.

5  The FTSE Three-Month US Treasury Bill Index is an unmanaged index reflecting monthly return equivalents of yield averages that are not marked to the market and an average of the last three 3-month T-bill month-end rates. 3-month T-bills are the short-term debt obligations of the US government. Investors should note that indices do not reflect the deduction of fees and expenses.

6  The Bloomberg Global Aggregate Index is an unmanaged broad-based, market capitalization-weighted index which is designed to measure the broad investment-grade global fixed income markets for US and non-US government, government-related, corporate and securitized sectors. Investors should note that indices do not reflect the deduction of fees and expenses.

7  The MSCI World Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Net total return indices reinvest dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. The index is constructed and managed with a view to being fully investable from the perspective of international institutional investors. Investors should note that indices do not reflect the deduction of fees and expenses.

8  The HFRI Fund of Funds Composite Index is an index of Fund of Funds strategies which invest with multiple managers through funds or managed accounts. The strategy designs a diversified portfolio of managers with the objective of significantly lowering the risk (volatility) of vesting with an individual manager. The Fund of Funds manager has discretion in choosing which strategies to invest in for the portfolio. A manager may allocate funds to numerous managers within a single strategy, or with numerous managers in multiple strategies. The minimum investment in a Fund of Funds may be lower than an investment in an individual hedge fund or managed account. The investor has the advantage of diversification among managers and styles with significantly less capital than investing with separate managers. Investors should note that indices do not reflect the deduction of fees and expenses.

Prior to August 3, 2015, a 1% redemption fee was imposed on sales or exchanges of any class of shares of the Portfolio made during the specified holding period.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com/us-mutualfundperformance.

PACE Alternative Strategies Investments

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of January 31, 2023

Top ten equity holdings (long holdings)
United Rentals, Inc.	1.5%
Wells Fargo & Co.	0.6
Everbridge, Inc.	0.6
GFL Environmental, Inc.	0.5
Sumitomo Corp.	0.4
Apple, Inc.	0.5
Stantec, Inc.	0.4
Bombardier, Inc., Class B	0.4
PACCAR, Inc.	0.5
Verizon Communications, Inc.	0.5
Total	5.9%
Top ten equity holdings (short holdings)
United States Steel Corp.	(1.9)%
Royal Caribbean Cruises Ltd.	(1.5)
Liberty Media Corp.-Liberty SiriusXM, Class A	(1.5)
Transocean Ltd.	(1.0)
World Wrestling Entertainment, Inc., Class A	(0.9)
Bloomin' Brands, Inc.	(0.9)
Liberty Media Corp.-Liberty Formula One, Class A	(0.6)
Carnival Corp.	(0.5)
Cinemark Holdings, Inc.	(0.5)
Descartes Systems Group, Inc.	(0.5)
Total	(9.8)%
Top ten fixed income holdings (long holdings)
Liberty Media Corp., 1.375% due 10/15/23	2.4%
United States Steel Corp., 5.000% due 11/01/26	2.2
Royal Caribbean Cruises Ltd., 6.000% due 08/15/25	2.1
Transocean, Inc., 4.625% due 09/30/29	1.2
World Wrestling Entertainment, Inc., 3.375% due 12/15/23	0.9
Cinemark Holdings, Inc., 4.500% due 08/15/25	0.9
Bloomin' Brands, Inc., 5.000% due 05/01/25	0.9
Carnival Corp., 5.750% due 10/01/24	0.7
NextEra Energy Partners LP, % due 11/15/25	0.6
Herbalife Nutrition Ltd., 4.250% due 06/15/28	0.5
Total	12.4%
Top five issuer breakdown by country or territory of origin (long holdings)
United States	77.7%
Canada	10.5
Japan	1.8
United Kingdom	1.5
Cayman Islands	1.2
Total	92.7%
Top five issuer breakdown by country or territory of origin (short holdings)
United States	(24.3)%
Canada	(5.7)
Australia	(0.6)
Japan	(0.5)
United Kingdom	(0.4)
Total	(31.5)%

1  The portfolio is actively managed and its composition will vary over time.

PACE Alternative Strategies Investments

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of January 31, 2023

Common stocks
Aerospace & defense	1.7%
Air freight & logistics	0.2
Airlines	0.6
Auto components	0.1
Automobiles	0.4
Banks	1.5
Beverages	0.3
Biotechnology	1.4
Building products	0.4
Capital markets	1.7
Chemicals	1.6
Commercial services & supplies	1.0
Communications equipment	0.0	†
Construction & engineering	1.0
Construction materials	0.0	†
Consumer finance	0.4
Containers & packaging	0.1
Distributors	0.3
Diversified consumer services	0.0	†
Diversified financial services	0.3
Diversified telecommunication services	1.2
Electric utilities	0.3
Electrical equipment	0.2
Electronic equipment, instruments & components	0.5
Energy equipment & services	1.1
Entertainment	0.3
Equity real estate investment trusts	1.8
Food & staples retailing	0.5
Food products	1.4
Health care equipment & supplies	1.5
Health care providers & services	0.2
Health care technology	0.0	†
Hotels, restaurants & leisure	0.8
Household durables	0.4
Household products	0.2
Independent power and renewable electricity producers	0.7
Industrial conglomerates	0.6
Insurance	1.3
Interactive media & services	0.0	†
Internet & direct marketing retail	0.0	†
IT services	1.6
Leisure products	0.0	†
Life sciences tools & services	0.4
Machinery	1.1
Marine	0.1
Common stocks—(concluded)
Media	0.5%
Metals & mining	2.7
Mortgage real estate investment	0.0	†
Multi-utilities	0.7
Multiline retail	0.1
Oil, gas & consumable fuels	3.2
Paper & forest products	0.1
Personal products	0.0	†
Pharmaceuticals	1.3
Professional services	0.2
Real estate management & development	0.6
Road & rail	0.4
Semiconductors & semiconductor equipment	0.8
Software	3.3
Specialty retail	1.1
Technology hardware, storage & peripherals	0.4
Textiles, apparel & luxury goods	0.1
Thrifts & mortgage finance	0.0	†
Trading companies & distributors	2.3
Wireless telecommunication services	0.6
Total common stocks	47.6
Preferred stocks
Automobiles	0.0	†
Investment companies	7.7
Warrant
Pharmaceuticals	0.0	†
Corporate bonds
Airlines	0.5
Auto manufacturers	0.0	†
Biotechnology	0.1
Chemicals	0.1
Commercial services	0.0	†
Computers	0.5
Diversified financial services	0.1
Electronics	0.1
Energy-Alternate Sources	0.7
Entertainment	1.0
Food	0.0	†
Healthcare-products	0.1
Healthcare-services	0.1
Internet	0.6
Iron & steel	2.2
Leisure Time	2.8

PACE Alternative Strategies Investments

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of January 31, 2023

Corporate bonds—(concluded)
Media	3.8%
Oil & gas	1.2
Pharmaceuticals	0.5
Retail	1.3
Software	0.4
Total corporate bonds	16.1
Short-term investments	27.1
Equity and foreign exchange options purchased
Call options	0.5
Put options	0.1
Total equity and foreign exchange options purchased	0.6
Investments sold short Common stocks
Aerospace & defense	(0.8)
Air freight & logistics	(0.6)
Airlines	(0.4)
Auto components	(0.1)
Automobiles	(0.7)
Banks	(0.8)
Beverages	(0.2)
Biotechnology	(0.1)
Building products	(0.3)
Capital markets	(1.1)
Chemicals	(0.1)
Commercial services & supplies	(0.1)
Communications equipment	(0.1)
Construction & engineering	(0.1)
Construction materials	(0.0)†
Consumer finance	(0.6)
Containers & packaging	(0.0)†
Distributors	(0.1)
Diversified telecommunication services	(0.1)
Electric utilities	(0.3)
Electrical equipment	(0.3)
Electronic equipment, instruments & components	(0.1)
Energy equipment & services	(1.3)
Entertainment	(2.4)
Investments sold short—(concluded) Common stocks—(concluded)
Equity real estate investment trusts	(0.7)%
Food & staples retailing	(0.3)
Food products	(0.2)
Health care equipment & supplies	(0.0)†
Hotels, restaurants & leisure	(3.2)
Household durables	(0.4)
Independent power and renewable electricity producers	(0.5)
Industrial conglomerates	(0.1)
Insurance	(0.1)
Interactive media & services	(0.2)
Internet & direct marketing retail	(0.3)
IT services	(0.4)
Leisure products	(0.1)
Life sciences tools & services	(0.2)
Machinery	(1.5)
Media	(2.0)
Metals & mining	(2.4)
Multiline retail	(0.5)
Oil, gas & consumable fuels	(2.2)
Paper & forest products	(0.3)
Personal products	(0.4)
Pharmaceuticals	(0.0)†
Professional services	(0.1)
Real estate management & development	(0.2)
Road & rail	(0.2)
Semiconductors & semiconductor equipment	(0.4)
Software	(1.0)
Specialty retail	(1.2)
Technology hardware, storage & peripherals	(0.2)
Total common stock	(30.0)
Corporate bonds
Retail	(0.0)†
Investment companies	(2.9)
Total investments sold short	(32.9)
Other assets in excess of liabilities	33.8
Net assets	100.0%

†  Amount represents less than 0.05% or (0.05)%.

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—47.6%
Australia—1.0%
Aurizon Holdings Ltd.	8,975	$23,458
BHP Group Ltd.	18,511	648,295
Dexus	111,102	644,176
Downer EDI Ltd.	46,481	124,386
Glencore PLC	143,527	961,183
Pilbara Minerals Ltd.*	32,977	112,185
Rio Tinto Ltd.	5,913	530,616
Rio Tinto PLC	2,878	225,351
South32 Ltd.	55,976	179,623
		3,449,273
Austria—0.1%
Andritz AG	922	55,137
OMV AG	4,405	220,648
voestalpine AG	5,289	175,735
		451,520
Belgium—0.5%
Ageas SA/NV	12,715	620,771
Solvay SA	10,026	1,168,345
		1,789,116
Bermuda—0.1%
Seadrill Ltd.*	9,007	382,797
Brazil—0.2%
Wheaton Precious Metals Corp.	6,590	301,426
Yara International ASA	9,970	442,980
		744,406
Canada—10.0%
Advantage Energy Ltd.*,1	81,890	510,832
Ag Growth International, Inc.[1]	5,390	201,778
Agnico Eagle Mines Ltd.[1]	6,520	368,250
Air Canada*,1	29,720	504,361
ARC Resources Ltd.	60,900	707,613
Aritzia, Inc.*,1	9,110	328,578
Arizona Metals Corp.*	58,920	185,543
ATS Corp.*,1	7,290	295,205
Bank of Montreal[1]	3,400	342,176
Bombardier, Inc., Class B*,1	32,570	1,573,240
Brookfield Corp.[1]	8,800	327,383
CAE, Inc.*,1	29,895	675,627
Cameco Corp.[1]	20,650	578,406
Canadian Apartment Properties REIT[1]	30,960	1,144,814
Canadian Natural Resources Ltd.[1]	960	58,982
Canadian Natural Resources Ltd.	7,510	460,969
Canadian Pacific Railway Ltd.[1]	5,350	422,115
Capstone Copper Corp.*,1	133,350	654,448
Cenovus Energy, Inc.	8,110	161,550
CES Energy Solutions Corp.[1]	140,840	306,968
Colliers International Group, Inc.[1]	12,405	1,330,560
Constellation Software, Inc.[1]	560	989,389
Converge Technology Solutions Corp.*,1	75,300	325,976
Docebo, Inc.*,1	9,680	370,161
DREAM Unlimited Corp., Class A1	14,410	302,918
Element Fleet Management Corp.[1]	39,290	555,148
	Number of shares	Value
Common stocks—(continued)
Canada—(concluded)
Empire Co. Ltd., Class A	18,600	$535,263
Exchange Income Corp.[1]	9,110	379,586
Fairfax Financial Holdings Ltd.[1]	2,120	1,403,513
Franco-Nevada Corp.[1]	2,550	374,085
George Weston Ltd.	1,200	154,375
GFL Environmental, Inc.[1]	60,410	1,864,253
H&R REIT[1]	98,340	961,560
Heroux-Devtek, Inc.*	24,290	272,191
InterRent REIT[1]	43,490	471,001
K-Bro Linen, Inc.	17,840	388,698
Kinaxis, Inc.*,1	5,120	595,098
Lightspeed Commerce, Inc.*,1	13,880	251,228
Linamar Corp.[1]	4,700	240,025
NexGen Energy Ltd.*,1	34,380	166,399
Nutrien Ltd.	12,200	1,009,889
Osisko Gold Royalties Ltd.[1]	16,370	219,031
Parkit Enterprise, Inc.*	547,010	439,894
Payfare, Inc.*	58,150	250,859
Peyto Exploration & Development Corp.[1]	22,870	208,495
Quebecor, Inc., Class B1	13,030	309,065
Ritchie Bros Auctioneers, Inc.[1]	8,970	542,416
Rogers Communications, Inc., Class B1	23,827	1,159,184
Rubellite Energy, Inc.*	113,830	200,190
Saputo, Inc.[1]	50,180	1,383,340
SNC-Lavalin Group, Inc.[1]	5,330	114,367
Stantec, Inc.[1]	30,180	1,574,189
Stella-Jones, Inc.[1]	10,270	373,735
StorageVault Canada, Inc.[1]	80,950	391,198
Surge Energy, Inc.[1]	32,930	241,552
Tamarack Valley Energy Ltd.[1]	157,100	569,104
TC Energy Corp.[1]	20,200	871,428
TECSYS, Inc.	2,960	63,135
Tourmaline Oil Corp.	14,800	689,751
TransAlta Corp.[1]	121,472	1,181,923
Trican Well Service Ltd.*,1	167,170	432,201
Uni-Select, Inc.*,1	36,343	1,083,830
WSP Global, Inc.[1]	2,720	346,871
		35,395,912
Chile—0.2%
Antofagasta PLC	28,030	602,268
China—0.1%
SITC International Holdings Co. Ltd.	113,000	246,860
Wilmar International Ltd.	64,500	200,532
		447,392
Denmark—0.0%†
D/S Norden A/S	458	24,689
France—0.8%
Engie SA	75,964	1,078,678
Ipsen SA	995	104,510
Korian SA	15,329	160,509
Renault SA*	5,487	223,098
Rexel SA*	2,506	55,439
Sartorius Stedim Biotech	2,142	747,190

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
France—(concluded)
Thales SA	2,502	$330,913
TotalEnergies SE	3,443	212,849
		2,913,186
Germany—0.4%
Aurubis AG	1,141	120,668
Bayer AG, Registered Shares	9,695	603,465
Bayerische Motoren Werke AG	2,229	227,056
HeidelbergCement AG	842	57,776
Mercedes-Benz Group AG	2,997	223,013
thyssenkrupp AG*	14,224	111,742
		1,343,720
Hong Kong—0.4%
Jardine Matheson Holdings Ltd.	21,800	1,158,792
WH Group Ltd.[2]	662,000	407,702
		1,566,494
Indonesia—0.0%†
Golden Agri-Resources Ltd.	870,100	165,753
Israel—0.0%†
Sapiens International Corp. NV	1,093	24,767
Italy—0.2%
Assicurazioni Generali SpA	5,778	112,794
Eni SpA	47,005	723,324
		836,118
Japan—1.8%
Allegro MicroSystems, Inc.*	685	26,146
Hachijuni Bank Ltd.	53,600	232,804
Japan Post Insurance Co. Ltd.	1,500	26,760
Kansai Electric Power Co., Inc.	8,100	77,898
Komatsu Ltd.	15,500	380,904
Macnica Holdings, Inc.	4,900	130,226
Mazda Motor Corp.	81,800	651,127
Mitsubishi Corp.	31,000	1,038,065
Mitsubishi Heavy Industries Ltd.	14,200	556,781
MS&AD Insurance Group Holdings, Inc.	5,800	186,028
Nippon Steel Corp.	13,600	283,080
ORIX Corp.	16,900	297,152
Sekisui Chemical Co. Ltd.	8,400	117,670
SUMCO Corp.	39,100	579,336
Sumitomo Corp.	89,700	1,610,109
		6,194,086
Luxembourg—0.1%
ArcelorMittal SA	7,230	224,296
Netherlands—0.3%
NN Group NV	3,873	168,274
OCI NV	23,749	808,427
		976,701
	Number of shares	Value
Common stocks—(continued)
Norway—0.3%
Equinor ASA	28,290	$862,184
Norsk Hydro ASA	28,150	228,236
		1,090,420
Panama—0.0%†
Copa Holdings SA, Class A*	780	71,822
Portugal—0.1%
Galp Energia SGPS SA	16,050	219,693
Singapore—0.0%†
Kulicke & Soffa Industries, Inc.	461	23,557
STMicroelectronics NV	1,270	59,784
		83,341
South Africa—0.1%
Anglo American PLC	5,076	218,930
Spain—0.3%
Grifols SA*	53,741	711,426
Repsol SA	13,504	221,828
		933,254
Sweden—0.3%
Avanza Bank Holding AB	4,981	114,930
Boliden AB	5,076	227,795
SSAB AB, Class B	36,259	247,093
Volvo AB, Class A	11,314	235,034
Volvo AB, Class B	8,417	167,023
		991,875
Switzerland—0.3%
Alcon, Inc.	16,184	1,217,199
Thailand—0.0%†
Fabrinet*	170	22,382
United Kingdom—1.5%
BAE Systems PLC	30,878	326,876
Berkeley Group Holdings PLC	1,077	55,151
British Land Co. PLC	2,567	14,049
Centrica PLC	188,708	235,093
CK Hutchison Holdings Ltd.	159,000	1,011,868
Coca-Cola Europacific Partners PLC[1]	12,350	694,317
Direct Line Insurance Group PLC	25,962	56,925
DS Smith PLC	51,010	223,317
HSBC Holdings PLC	120,462	887,606
IG Group Holdings PLC	11,069	108,833
Legal & General Group PLC	17,764	55,902
Liberty Global PLC, Class A*,1	9,076	196,859
Phoenix Group Holdings PLC	14,364	113,847
Reckitt Benckiser Group PLC	238	16,960
Smiths Group PLC	5,213	111,282
TechnipFMC PLC*	13,360	185,570
Tesco PLC	66,839	203,149
Vodafone Group PLC	731,174	843,638
		5,341,242

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—28.5%
2seventy bio, Inc.*	1,500	$20,400
A-Mark Precious Metals, Inc.[1]	6,692	257,642
A.O. Smith Corp.	375	25,388
Abbott Laboratories	6,414	709,068
AbbVie, Inc.[1]	2,985	441,034
Activision Blizzard, Inc.	4,397	336,678
Acuity Brands, Inc.	128	24,131
Adaptimmune Therapeutics PLC, ADR*	16,913	31,627
Addus HomeCare Corp.*	216	23,224
Adobe, Inc.*,1	2,720	1,007,325
Advance Auto Parts, Inc.[1]	1,075	163,701
AECOM[1]	6,020	525,365
Affiliated Managers Group, Inc.	210	36,275
Akamai Technologies, Inc.*	12,756	1,134,646
Albemarle Corp.[1]	851	239,514
Allison Transmission Holdings, Inc.	1,643	74,066
Alphabet, Inc., Class A*,1	233	23,030
AMC Networks, Inc., Class A*,1	15,848	293,346
Amdocs Ltd.	247	22,707
American Eagle Outfitters, Inc.	55,905	902,307
American Express Co.	4,439	776,514
American International Group, Inc.[1]	2,106	133,141
American Software, Inc., Class A	1,011	15,377
Ameriprise Financial, Inc.	212	74,225
AMERISAFE, Inc.	421	23,189
AMETEK, Inc.	156	22,608
Amgen, Inc.[1]	1,244	313,986
AMN Healthcare Services, Inc.*	222	21,276
Amneal Pharmaceuticals, Inc.*,1	83,590	183,898
Amphenol Corp., Class A	285	22,734
Analog Devices, Inc.	3,073	526,927
ANSYS, Inc.*	89	23,706
APA Corp.	1,596	70,751
Apple, Inc.[1]	10,993	1,586,180
ArcBest Corp.	294	24,534
Archer-Daniels-Midland Co.[1]	9,841	815,327
Arista Networks, Inc.*	186	23,440
Arrow Electronics, Inc.*,1	2,129	250,136
Arthur J. Gallagher & Co.	75	14,679
AssetMark Financial Holdings, Inc.*	603	16,004
AT&T, Inc.[1]	58,970	1,201,219
ATI, Inc.*,1	3,260	118,631
Atrion Corp.	36	24,743
Autodesk, Inc.*,1	3,328	716,052
AutoNation, Inc.*	613	77,679
AutoZone, Inc.*,1	22	53,655
Avis Budget Group, Inc.*	91	18,204
Axcelis Technologies, Inc.*	95	10,445
Axos Financial, Inc.*	154	7,410
Badger Meter, Inc.	199	23,064
Balchem Corp.	176	22,991
Banc of California, Inc.	2,090	36,408
BancFirst Corp.	257	22,135
Bank of New York Mellon Corp.[1]	7,333	370,830
Becton Dickinson and Co.[1]	4,423	1,115,569
Bio-Techne Corp.	276	21,986
	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Biogen, Inc.*,1	1,748	$508,493
Boise Cascade Co.	316	23,691
BOK Financial Corp.	220	22,110
Booz Allen Hamilton Holding Corp.	3,476	328,969
Boston Scientific Corp.*	14,840	686,350
Brady Corp., Class A	445	23,794
Bread Financial Holdings, Inc.	8,850	363,116
Bristol-Myers Squibb Co.[1]	6,588	478,618
Broadcom, Inc.[1]	234	136,892
Broadmark Realty Capital, Inc.	5,606	24,554
BRP, Inc.	1,850	154,586
Buckle, Inc.	500	22,000
Builders FirstSource, Inc.*	985	78,505
Bunge Ltd.[1]	701	69,469
C.H. Robinson Worldwide, Inc.	238	23,840
CACI International, Inc., Class A*	51	15,713
Cactus, Inc., Class A	424	22,943
Cal-Maine Foods, Inc.[1]	7,519	430,237
Catalyst Pharmaceuticals, Inc.*,1	13,174	204,065
Cathay General Bancorp	530	23,299
Cavco Industries, Inc.*	90	23,949
CBIZ, Inc.*	473	22,510
CBRE Group, Inc., Class A*	272	23,259
CF Industries Holdings, Inc.[1]	7,577	641,772
Charles River Laboratories International, Inc.*	1,480	360,010
Charter Communications, Inc., Class A*,1	600	230,586
Chase Corp.	168	15,856
Chemed Corp.	45	22,731
Chesapeake Energy Corp.[1]	2,145	186,014
Chipotle Mexican Grill, Inc.*	15	24,696
Cintas Corp.	51	22,631
Cirrus Logic, Inc.*	10,390	939,152
Civitas Resources, Inc.	237	15,772
Clearway Energy, Inc., Class A1	8,137	260,791
Clearway Energy, Inc., Class C1	6,566	221,865
Cleveland-Cliffs, Inc.*	3,502	74,768
Cogent Communications Holdings, Inc.	6,485	444,676
Cognex Corp.	441	24,140
Cognizant Technology Solutions Corp., Class A1	6,485	432,874
Columbia Banking System, Inc.	750	23,183
Comfort Systems USA, Inc.	187	22,634
Commercial Metals Co.	269	14,599
Comstock Resources, Inc.[1]	20,451	248,480
Conagra Brands, Inc.[1]	11,320	420,991
Consolidated Edison, Inc.	11,794	1,124,086
Constellation Brands, Inc., Class A	2,095	485,034
Contra Abiomed, Inc.*	42	43
Copart, Inc.*	352	23,447
CorVel Corp.*	142	25,299
CoStar Group, Inc.*	284	22,124
Coterra Energy, Inc.[1]	27,635	691,704
CRA International, Inc.	185	21,985
Crowdstrike Holdings, Inc., Class A*	6,859	726,368
D.R. Horton, Inc.	241	23,784
Danaher Corp.	860	227,367
Darling Ingredients, Inc.*,1	3,882	257,338

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Dave & Buster's Entertainment, Inc.*	20,713	$897,909
Deckers Outdoor Corp.*	54	23,084
Delta Air Lines, Inc.*,1	17,850	697,935
Devon Energy Corp.	1,115	70,513
Diamond Hill Investment Group, Inc.	80	15,074
Diamondback Energy, Inc.	487	71,160
Dick's Sporting Goods, Inc.	554	72,441
Dillard's, Inc., Class A	39	15,339
Diodes, Inc.*	268	23,903
Discover Financial Services	649	75,758
DISH Network Corp., Class A*,1	51,263	737,675
DocGo, Inc.*	2,707	27,070
Dolby Laboratories, Inc., Class A	299	23,788
Donaldson Co., Inc.	250	15,588
DoubleVerify Holdings, Inc.*	931	25,314
Dow, Inc.	924	54,839
Dycom Industries, Inc.*	7,890	752,469
Eagle Pharmaceuticals, Inc.*,1	9,930	337,024
Eaton Corp. PLC	2,416	391,899
elf Beauty, Inc.*	279	16,056
Eli Lilly & Co.	1,139	391,987
EMCOR Group, Inc.	150	22,238
Ennis, Inc.	693	14,719
Enovix Corp.*	26,230	208,266
EOG Resources, Inc.	542	71,680
EPAM Systems, Inc.*	67	22,288
EQT Corp.[1]	297	9,703
Erie Indemnity Co., Class A	90	21,992
Essent Group Ltd.	551	24,261
Ethan Allen Interiors, Inc.	806	23,164
Everbridge, Inc.*	61,833	1,976,183
Evercore, Inc., Class A	7,539	978,638
ExlService Holdings, Inc.*	131	22,349
Expedia Group, Inc.*,1	2,261	258,432
Expeditors International of Washington, Inc.	865	93,550
Exponent, Inc.	223	22,866
F5, Inc.*	154	22,740
Fastenal Co.	461	23,304
Federated Hermes, Inc.	588	23,108
FedEx Corp.[1]	2,440	473,018
Fidelity National Financial, Inc.	859	37,822
Fidelity National Information Services, Inc.[1]	9,805	735,767
First Bancorp/Southern Pines NC	187	7,452
First Hawaiian, Inc.	270	7,409
FirstCash Holdings, Inc.	84	7,743
FirstEnergy Corp.	22,717	930,261
Five Below, Inc.*,1	3,380	666,299
FormFactor, Inc.*	638	17,953
Forward Air Corp.	216	23,296
Freeport-McMoRan, Inc.[1]	19,939	889,678
FTI Consulting, Inc.*	140	22,333
Full House Resorts, Inc.*	28,761	253,672
G-III Apparel Group Ltd.*	26,327	445,453
Garmin Ltd.	233	23,039
Genco Shipping & Trading Ltd.	957	17,360
Genpact Ltd.	475	22,458
	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Gentex Corp.	794	$23,431
Gibraltar Industries, Inc.*	452	24,214
Gilead Sciences, Inc.[1]	15,425	1,294,774
Globe Life, Inc.[1]	5,100	616,335
Globus Medical, Inc., Class A*	301	22,726
Goldman Sachs Group, Inc.	1,641	600,294
Graco, Inc.	327	22,341
Grand Canyon Education, Inc.*	203	23,662
Green Brick Partners, Inc.*	828	25,834
Griffon Corp.[1]	28,590	1,168,759
GSK PLC	54,285	953,517
Hackett Group, Inc.	1,053	23,271
Halliburton Co.	2,391	98,557
Haverty Furniture Cos., Inc.	688	24,025
HCA Healthcare, Inc.	217	55,350
HEICO Corp.	137	23,420
HEICO Corp., Class A	1,505	201,188
Heritage-Crystal Clean, Inc.*	644	23,957
Hess Corp.	599	89,946
HF Sinclair Corp.[1]	14,365	817,368
Holley, Inc.*,1	30,344	100,439
Hormel Foods Corp.	491	22,247
Houlihan Lokey, Inc.	238	23,579
Howmet Aerospace, Inc.[1]	3,270	133,056
Hubbell, Inc.[1]	278	63,637
Huntsman Corp.	1,688	53,493
IDEX Corp.	95	22,770
Ingles Markets, Inc., Class A	233	22,135
Installed Building Products, Inc.	230	25,321
Insteel Industries, Inc.	249	7,468
Intrepid Potash, Inc.*	726	23,762
Iovance Biotherapeutics, Inc.*	8,761	69,738
IPG Photonics Corp.*	217	24,326
Jabil, Inc.	922	72,497
Jack Henry & Associates, Inc.	125	22,511
Janus Henderson Group PLC	889	23,043
Jefferies Financial Group, Inc.	1,810	71,097
John B Sanfilippo & Son, Inc.	269	22,733
Johnson Controls International PLC	1,657	115,277
JPMorgan Chase & Co.	6,394	894,904
Kadant, Inc.	116	23,637
Keysight Technologies, Inc.*	1,457	261,313
Kimberly-Clark Corp.[1]	5,021	652,780
Kimco Realty Corp.	64,640	1,451,814
Kinetik Holdings, Inc.	3,136	98,125
Kinsale Capital Group, Inc.	82	22,832
Knight-Swift Transportation Holdings, Inc.	955	56,441
Korn Ferry	425	22,946
Kroger Co.[1]	638	28,474
L3harris Technologies, Inc.[1]	1,268	272,392
Lakeland Financial Corp.	307	21,708
Lancaster Colony Corp.	114	21,878
Landstar System, Inc.	133	22,986
Lantheus Holdings, Inc.*,1	6,443	370,473
Las Vegas Sands Corp.*,1	9,850	581,150
Lattice Semiconductor Corp.*	318	24,101

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Lazard Ltd., Class A	1,819	$72,906
LeMaitre Vascular, Inc.	485	22,882
Lennar Corp., Class A	590	60,416
Lennar Corp., Class B	707	61,057
Ligand Pharmaceuticals, Inc.*,1	4,220	294,134
Lincoln Electric Holdings, Inc.	144	24,029
Lincoln National Corp.[1]	21,579	764,544
Littelfuse, Inc.	93	23,872
LKQ Corp.	395	23,289
Lockheed Martin Corp.[1]	1,670	773,644
Louisiana-Pacific Corp.	1,110	75,580
LPL Financial Holdings, Inc.	1,675	397,176
Lumen Technologies, Inc.[1]	84,001	441,005
LyondellBasell Industries NV, Class A	760	73,484
Macy's, Inc.	3,138	74,151
Manhattan Associates, Inc.*	180	23,465
Marathon Oil Corp.	2,593	71,230
Marathon Petroleum Corp.	575	73,899
Marcus & Millichap, Inc.	620	22,469
MarineMax, Inc.*	460	14,375
MarketAxess Holdings, Inc.	70	25,470
Marten Transport Ltd.	1,088	24,034
MDC Holdings, Inc.	645	24,355
Medical Properties Trust, Inc.[1]	31,939	413,610
Medifast, Inc.	192	21,398
Medpace Holdings, Inc.*	103	22,770
Medtronic PLC[1]	14,424	1,207,145
Meridian Bioscience, Inc.*	492	16,713
MGIC Investment Corp.	2,916	41,174
MGP Ingredients, Inc.	143	13,948
Microsoft Corp.[1]	3,206	794,479
Moderna, Inc.*	374	65,846
Molina Healthcare, Inc.*,1	1,219	380,121
Monarch Casino & Resort, Inc.*	288	22,067
Monolithic Power Systems, Inc.	58	24,740
Morgan Stanley	3,750	364,988
Mosaic Co.[1]	13,152	651,550
MSC Industrial Direct Co., Inc., Class A	276	22,825
Mueller Industries, Inc.	355	23,270
MYR Group, Inc.*	231	22,883
Nabors Industries Ltd.*	3,046	540,787
Napco Security Technologies, Inc.*	530	15,354
National Beverage Corp.*	496	21,923
Neogen Corp.*	496	10,619
Netflix, Inc.*,1	862	305,027
New Relic, Inc.*	18,763	1,145,481
New York Times Co., Class A	664	23,134
Newell Brands, Inc.[1]	46,820	747,247
NextGen Healthcare, Inc.*	802	15,254
NMI Holdings, Inc., Class A*	1,029	23,904
Nordson Corp.	94	22,870
Norwegian Cruise Line Holdings Ltd.*	28,032	426,367
NRG Energy, Inc.[1]	206	7,049
Nucor Corp.	605	102,257
NV5 Global, Inc.*	167	22,259
NVR, Inc.*	12	63,240
	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Occidental Petroleum Corp.	2,635	$170,722
Olaplex Holdings, Inc.*	3,829	24,161
Old Dominion Freight Line, Inc.	74	24,660
Old Republic International Corp.	744	19,634
Ollie's Bargain Outlet Holdings, Inc.*,1	1,790	98,020
Onto Innovation, Inc.*	302	23,752
Ovintiv, Inc.	1,414	69,611
Owens Corning	781	75,484
PACCAR, Inc.[1]	14,358	1,569,473
Packaging Corp. of America	114	16,268
Paramount Global, Class B1	3,738	86,572
Park Hotels & Resorts, Inc.	52,423	771,142
Patterson-UTI Energy, Inc.	5,234	87,931
Paychex, Inc.	190	22,013
PC Connection, Inc.	312	15,297
PDC Energy, Inc.	1,076	72,877
Penske Automotive Group, Inc.	139	17,767
Perdoceo Education Corp.*	1,543	23,099
Perficient, Inc.*	307	22,761
Petco Health & Wellness Co., Inc.*	34,611	404,603
PetMed Express, Inc.	1,159	24,895
Pfizer, Inc.[1]	8,777	387,592
Photronics, Inc.*	1,272	23,049
Pinterest, Inc., Class A*	3,456	90,858
Pioneer Natural Resources Co.	301	69,335
Portillo's, Inc., Class A*	2,590	58,430
Power Integrations, Inc.	281	24,191
Preferred Bank	206	14,653
PriceSmart, Inc.	207	15,382
Principal Financial Group, Inc.	401	37,113
Proto Labs, Inc.*	815	24,939
Public Storage[1]	1,121	341,165
PubMatic, Inc., Class A*	1,601	24,543
Qorvo, Inc.*	225	24,449
Qualys, Inc.*	203	23,418
Quanex Building Products Corp.	301	7,793
Radius Global Infrastructure, Inc., Class A*,1	20,110	270,882
Raytheon Technologies Corp.[1]	13,223	1,320,317
Reinsurance Group of America, Inc.[1]	1,020	154,805
Reliance Steel & Aluminum Co.	434	98,713
Rent-A-Center, Inc.	16,960	456,054
ResMed, Inc.	70	15,986
Resources Connection, Inc.	1,272	21,967
Revolve Group, Inc.*	916	26,143
REX American Resources Corp.*	699	22,871
Rimini Street, Inc.*	3,519	15,836
Robert Half International, Inc.	287	24,097
Robinhood Markets, Inc., Class A*	89,530	932,007
Roche Holding AG	811	296,859
Rollins, Inc.	609	22,168
Roper Technologies, Inc.	2,339	998,168
Ryder System, Inc.	784	74,017
S&P Global, Inc.	3,710	1,391,027
Saia, Inc.*	94	25,641
Salesforce, Inc.*,1	1,446	242,885
Schlumberger Ltd.	5,833	332,364

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Schneider National, Inc., Class B	3,716	$98,474
SEI Investments Co.	369	23,037
Semtech Corp.*	726	23,980
Shutterstock, Inc.	366	27,549
Simpson Manufacturing Co., Inc.	230	24,635
Simulations Plus, Inc.	577	23,738
Sitio Royalties Corp., Class A	525	13,949
Skyworks Solutions, Inc.	224	24,566
Smartsheet, Inc., Class A*	17,551	758,379
Snap-on, Inc.	93	23,132
Southwest Airlines Co.[1]	12,719	454,959
Splunk, Inc.*	1,922	184,070
SPS Commerce, Inc.*	170	23,134
STAAR Surgical Co.*	365	25,751
Steel Dynamics, Inc.[1]	7,036	848,823
Stellantis NV	7,120	111,933
Steven Madden Ltd.	670	24,020
Stewart Information Services Corp.	494	23,598
Stride, Inc.*	174	7,470
Sumo Logic, Inc.*	17,800	210,574
Swiss Re AG	538	56,334
Synchrony Financial	481	17,667
Syneos Health, Inc.*,1	3,378	121,338
Synopsys, Inc.*	68	24,055
Sysco Corp.[1]	4,950	383,427
T. Rowe Price Group, Inc.	196	22,828
Take-Two Interactive Software, Inc.*	3,503	396,645
Taylor Morrison Home Corp.*	692	24,774
Tenet Healthcare Corp.*	1,079	59,183
Teradyne, Inc.	236	24,001
Tetra Tech, Inc.	151	23,484
Texas Instruments, Inc.	1,307	231,613
Thor Industries, Inc.	1,037	98,857
TimkenSteel Corp.*	1,179	23,191
TJX Cos., Inc.[1]	8,140	666,340
Toll Brothers, Inc.	1,349	80,252
TopBuild Corp.*	126	25,208
Tradeweb Markets, Inc., Class A	319	23,778
Transocean Ltd.*	109,863	740,477
Trex Co., Inc.*	473	24,937
Tyson Foods, Inc., Class A1	8,635	567,751
U-Haul Holding Co.	1,094	73,331
Uber Technologies, Inc.*,1	12,840	397,141
UFP Industries, Inc.	262	24,510
United Natural Foods, Inc.*,1	7,738	322,056
United Rentals, Inc.*,1	11,750	5,181,162
United States Steel Corp.	2,532	72,137
United Therapeutics Corp.*	135	35,528
Universal Display Corp.	184	24,386
Unum Group	424	17,821
US Bancorp	10,937	544,663
US Physical Therapy, Inc.	253	25,085
USANA Health Sciences, Inc.*	400	23,376
Vail Resorts, Inc.	1,455	381,705
Valaris Ltd.*	10,055	730,395
Valero Energy Corp.[1]	3,857	540,096
	Number of shares	Value
Common stocks—(concluded)
United States—(concluded)
Valvoline, Inc.	8,370	$306,844
Vanda Pharmaceuticals, Inc.*,1	24,528	188,375
Veeva Systems, Inc., Class A*	136	23,195
VeriSign, Inc.*,1	4,374	953,751
Verizon Communications, Inc.[1]	37,592	1,562,699
Vertex Pharmaceuticals, Inc.*,1	2,397	774,471
Viatris, Inc.[1]	60,830	739,693
Victory Capital Holdings, Inc., Class A	785	23,267
Visa, Inc., Class A1	4,060	934,653
Vistra Corp.[1]	36,576	843,443
Vitesse Energy, Inc.*	115	1,835
Vontier Corp.	34,772	800,799
W. R. Berkley Corp.	310	21,743
Walgreens Boots Alliance, Inc.[1]	6,710	247,331
Walt Disney Co.*,1	1,507	163,494
Waste Connections, Inc.	827	109,908
Watsco, Inc.	83	23,852
Watts Water Technologies, Inc., Class A	145	23,710
Weis Markets, Inc.	262	22,621
Wells Fargo & Co.[1]	43,887	2,056,984
West Pharmaceutical Services, Inc.	90	23,904
Westamerica Bancorp	132	7,334
Western Union Co.[1]	54,076	766,257
Westlake Corp.	617	75,737
Weyerhaeuser Co.	480	16,526
Williams-Sonoma, Inc.	180	24,289
Winnebago Industries, Inc.	382	24,326
Workday, Inc., Class A*	2,207	400,416
XPO, Inc.*	934	37,229
		100,894,473
Total common stocks (cost—$156,301,192)		168,617,125
Preferred stocks—0.0%†
Germany—0.0%†
Bayerische Motoren Werke AG (cost—$97,380)	1,322	125,245
Investment companies—7.7%
AlphaSimplex Managed Futures Strategy Fund, Class Y	1,235,505	12,577,440
AQR Style Premia Alternative Fund, Class I	1,673,055	12,698,485
Carillon Reams Unconstrained Bond Fund, Class I	161,045	1,955,081
Total investment companies (cost—$29,659,049)		27,231,006
	Number of warrants
Warrant—0.0%†
Canada—0.0%†
Medexus Pharmaceuticals, Inc. expires 02/23/23* (cost—$0)	12,500	47

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount		Value
Corporate bonds—16.1%
Canada—0.5%
Chorus Aviation, Inc. 6.000%, due 06/30/26[1,2]	CAD	2,430,000	$1,736,275
Cayman Islands—1.2%
Transocean, Inc. 4.625%, due 09/30/29[2]		$2,000,000	4,300,560
United States—14.4%
Airbnb, Inc. 0.000%, due 03/15/26[4]		200,000	173,704
Amyris, Inc. 1.500%, due 11/15/26		685,000	216,674
Beyond Meat, Inc. 0.000%, due 03/15/27[4]		340,000	84,995
Blackline, Inc. 0.000%, due 03/15/26[4]		200,000	174,445
Block, Inc. 0.010%, due 05/01/26[4]		185,000	156,495
Bloomin' Brands, Inc. 5.000%, due 05/01/25		1,500,000	3,220,845
Carnival Corp. 5.750%, due 10/01/24		2,000,000	2,617,920
Ceridian HCM Holding, Inc. 0.250%, due 03/15/26		215,000	194,194
Cinemark Holdings, Inc. 4.500%, due 08/15/25		3,000,000	3,333,000
Coupa Software, Inc. 0.375%, due 06/15/26		270,000	262,206
DigitalOcean Holdings, Inc. 0.000%, due 12/01/26[4]		290,000	224,990
DraftKings Holdings, Inc. 0.000%, due 03/15/28[4]		300,000	204,449
Exact Sciences Corp. 0.375%, due 03/01/28		250,000	223,272
Expedia Group, Inc. 0.000%, due 02/15/26[4]		150,000	135,518
Fastly, Inc. 0.000%, due 03/15/26[4]		260,000	203,169
Fisker, Inc. 2.500%, due 09/15/26[2]		175,000	81,684
Guess?, Inc. 2.000%, due 04/15/24		1,000,000	1,115,820
Halozyme Therapeutics, Inc. 0.250%, due 03/01/27		200,000	188,874
Herbalife Nutrition Ltd. 4.250%, due 06/15/28[2]		1,500,000	1,860,525
Itron, Inc. 0.000%, due 03/15/26[4]		215,000	182,627
JetBlue Airways Corp. 0.500%, due 04/01/26		250,000	199,442
Liberty Media Corp. 1.375%, due 10/15/23		6,500,000	8,467,290
0.500%, due 12/01/50[2]		1,500,000	1,556,385
NextEra Energy Partners LP 0.000%, due 11/15/25[2,4]		2,000,000	2,036,160
Nutanix, Inc. 0.250%, due 10/01/27		190,000	164,919
	Face amount	Value
Corporate bonds—(concluded)
United States—(concluded)
NuVasive, Inc. 0.375%, due 03/15/25	$175,000	$157,158
Parsons Corp. 0.250%, due 08/15/25	1,500,000	1,630,875
Patrick Industries, Inc. 1.750%, due 12/01/28	450,000	410,318
Royal Caribbean Cruises Ltd. 6.000%, due 08/15/25[2]	4,750,000	7,271,965
SoFi Technologies, Inc. 0.000%, due 10/15/26[2,4]	300,000	226,647
Splunk, Inc. 1.125%, due 06/15/27	220,000	189,223
Sunnova Energy International, Inc. 0.250%, due 12/01/26	200,000	159,230
Sunrun, Inc. 0.010%, due 02/01/26[4]	250,000	177,452
Teladoc Health, Inc. 1.250%, due 06/01/27	275,000	220,752
Uber Technologies, Inc. 0.010%, due 12/15/25[4]	200,000	175,061
United States Steel Corp. 5.000%, due 11/01/26	3,500,000	7,781,655
Wayfair, Inc. 1.000%, due 08/15/26	2,450,000	1,855,059
World Wrestling Entertainment, Inc. 3.375%, due 12/15/23	978,000	3,369,709
		50,904,706
Total corporate bonds (cost—$55,317,378)		56,941,541
	Number of shares
Short-term investments—27.1%
Investment companies—27.1%
State Street Institutional U.S. Government Money Market Fund, 4.180%[3] (cost—$95,871,602)	95,871,602	95,871,602

	Number of contracts	Notional amount
Equity and foreign exchange options purchased—0.6%
Call options—0.5%
Call Amyris, Inc., strike @ $3 expires 03/17/23 (Counterparty: MSCI)	9	$2,550	850
Call Amyris, Inc., strike @ $5.5 expires 03/17/23 (Counterparty: MSCI)	1	550	50
Call EURO STOXX 50 Index, strike @ 4,025 expires 02/17/23 (Counterparty: JPMCB)	2	845,250	366,424
Call EURO STOXX 50 Index, strike @ 4,050 expires 03/17/23 (Counterparty: JPMCB)	2	773,550	340,124

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of contracts	Notional amount	Value
Equity and foreign exchange options purchased—(continued)
Call options—(concluded)
Call FTSE 100 Index, strike @ $7,700 expires 02/17/23 (Counterparty: JPMCB)	0	$369,600	$76,930
Call FTSE 100 Index, strike @ $7,850 expires 03/17/23 (Counterparty: JPMCB)	3	2,009,600	235,129
Call S&P 500 Index, strike @ $3,680 expires 03/17/23 (Counterparty: JPMCB)	1	501,800	338,000
Call S&P 500 Index, strike @ $4,100 expires 02/17/23 (Counterparty: JPMCB)	5	1,886,000	257,554
Call STOXX Europe 600 Basic Resources Index, strike @ 650 expires 03/17/23 (Counterparty: JPMCB)	2	110,500	58,217
Call STOXX Europe 600 Basic Resources Index, strike @ 660 expires 03/17/23 (Counterparty: JPMCB)	1	36,300	15,426
Call STOXX Europe 600 Basic Resources Index, strike @ 680 expires 03/17/23 (Counterparty: JPMCB)	1	78,200	20,754
Call Swiss Market Index, strike @ $11,150 expires 03/17/23 (Counterparty: JPMCB)	1	1,288,000	87,104
Eurex Dow Jones EURO STOXX 50 Dividend Futures, strike @ 125 expires 12/20/24 (Counterparty: Eurex Deutschland)	26	320,000	279,980
Total			2,076,542
Put options—0.1%
Put Amyris, Inc., strike @ $1.5, expires 06/16/23 (Counterparty: MSCI)	5	750	2,850
Put Carnival Corp., strike @ $5, expires 03/17/23 (Counterparty: MSCI)	145	72,500	4,350
Put Cinemark Holdings, Inc., strike @ $5, expires 01/19/24 (Counterparty: MSCI)	43	21,250	21,250
Put EURO STOXX 50 Index, strike @ 3,100 expires 06/21/24 (Counterparty: JPMCB)	0	68,200	20,425
Put EURO STOXX 50 Index, strike @ 3,175 expires 03/17/23 (Counterparty: JPMCB)	2	676,275	7,642
Put Guess?, Inc., strike @ $12 expires 06/16/23 (Counterparty: MSCI)	30	36,000	4,500
Put Herbalife Nutrition Ltd., strike @ $7.5 expires 01/19/24 (Counterparty: MSCI)	93	69,375	37,000
	Number of contracts	Notional amount	Value
Equity and foreign exchange options purchased—(concluded)
Put options—(concluded)
Put Royal Caribbean Cruises Ltd., strike @ $22.5 expires 03/17/23 (Counterparty: MSCI)	67	$149,625	$665
Put Swiss Market Index, strike @ $11,150 expires 03/17/23 (Counterparty: JPMCB)	0	446,000	78,733
Put Transocean Ltd., strike @ $1.5 expires 01/19/24 (Counterparty: MSCI)	65	9,765	5,208
Put Wayfair, Inc., strike @ $17.5 expires 03/17/23 (Counterparty: MSCI)	70	122,500	5,600
Total			188,223
Total equity and foreign exchange options purchased (cost—$2,237,817)			2,264,765
Total investments before investments sold short (cost—$339,484,418) —99.1%			351,051,331

	Number of shares
Investments sold short—(32.9)%
Common stocks—(30.0)%
Australia—(0.6)%
BrainChip Holdings Ltd.	(218,136)	(98,640)
De Grey Mining Ltd.	(395,212)	(418,804)
ioneer Ltd.	(571,316)	(175,811)
Paladin Energy Ltd.	(677,634)	(413,239)
Washington H Soul Pattinson & Co. Ltd.	(39,544)	(805,389)
		(1,911,883)
Canada—(4.5)%
Aecon Group, Inc.	(43,230)	(364,217)
Allied Properties Real Estate Investment Trust	(3,500)	(78,073)
Automotive Properties Real Estate Investment Trust	(3,350)	(31,346)
Ballard Power Systems, Inc.	(25,200)	(164,963)
Bank of Nova Scotia	(17,080)	(924,635)
Barrick Gold Corp.	(8,480)	(165,833)
Birchcliff Energy Ltd.	(97,640)	(625,959)
Boston Pizza Royalties Income Fund	(8,340)	(104,301)
Calian Group Ltd.	(3,750)	(173,753)
Cameco Corp.	(9,400)	(263,021)
Canadian Imperial Bank of Commerce	(13,550)	(618,562)
Canadian Tire Corp. Ltd., Class A	(5,480)	(651,562)
Capital Power Corp.	(10,070)	(338,379)
Cargojet, Inc.	(3,580)	(331,968)
Cascades, Inc.	(19,710)	(136,432)
CI Financial Corp.	(48,590)	(579,552)
Descartes Systems Group, Inc.	(22,920)	(1,672,641)
Dye & Durham Ltd.	(34,870)	(557,689)
Enbridge, Inc.	(13,170)	(539,252)
Fiera Capital Corp.	(48,980)	(345,663)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Canada—(concluded)
Hydro One Ltd.[2]	(33,420)	$(913,772)
IGM Financial, Inc.	(17,000)	(530,615)
Imperial Oil Ltd.	(19,170)	(1,047,719)
Interfor Corp.	(34,240)	(684,774)
Leon's Furniture Ltd.	(3,480)	(49,171)
Magna International, Inc.	(4,700)	(305,126)
Metro, Inc.	(13,110)	(711,589)
MTY Food Group, Inc.	(6,040)	(312,452)
Mullen Group Ltd.	(14,160)	(149,842)
National Bank of Canada	(3,380)	(253,903)
NexGen Energy Ltd.	(73,800)	(356,090)
NFI Group, Inc.	(17,910)	(145,509)
Parkland Corp.	(6,710)	(157,645)
PrairieSky Royalty Ltd.	(12,030)	(206,686)
Secure Energy Services, Inc.	(40,720)	(247,892)
Shopify, Inc., Class A	(2,800)	(137,985)
Sleep Country Canada Holdings, Inc.[2]	(7,830)	(152,357)
SmartCentres Real Estate Investment Trust	(15,990)	(338,896)
Whitecap Resources, Inc.	(67,780)	(564,939)
		(15,934,763)
Chile—(0.1)%
Lundin Mining Corp.	(18,820)	(142,435)
Finland—(0.1)%
Neste Oyj	(7,099)	(339,348)
France—(0.0)%†
McPhy Energy SA	(2,146)	(32,663)
Germany—(0.1)%
Mercer International, Inc.	(31,112)	(396,056)
Hong Kong—(0.0)%†
Prudential PLC	(4,182)	(69,484)
Israel—(0.1)%
Check Point Software Technologies Ltd.	(1,395)	(177,444)
Italy—(0.3)%
Ferrari NV	(3,312)	(827,617)
FinecoBank Banca Fineco SpA	(20,369)	(365,661)
		(1,193,278)
Japan—(0.5)%
CyberAgent, Inc.	(75,900)	(709,813)
Makita Corp.	(27,600)	(735,177)
Nabtesco Corp.	(10,400)	(304,496)
		(1,749,486)
Netherlands—(0.1)%
Argenx SE	(806)	(306,995)
Norway—(0.0)%†
Gjensidige Forsikring ASA	(7,723)	(138,809)
Singapore—(0.2)%
STMicroelectronics NV	(14,503)	(682,922)
	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Spain—(0.1)%
Cellnex Telecom SA2	(11,360)	$(445,176)
Sweden—(0.1)%
Bure Equity AB	(5,261)	(132,515)
Lifco AB, Class B	(6,089)	(111,857)
PowerCell Sweden AB	(18,368)	(246,281)
		(490,653)
Switzerland—(0.2)%
Bachem Holding AG	(7,816)	(691,199)
IWG PLC	(52,809)	(121,153)
		(812,352)
United Kingdom—(0.4)%
Ceres Power Holdings PLC	(9,982)	(58,760)
ITM Power PLC	(70,560)	(88,435)
Johnson Matthey PLC	(1,010)	(28,212)
Ocado Group PLC	(44,456)	(355,754)
Pantheon Resources PLC	(30,698)	(18,984)
Rolls-Royce Holdings PLC	(593,015)	(775,861)
		(1,326,006)
United States—(22.6)%
Energy Fuels, Inc.	(37,900)	(279,433)
3M Co.	(1,610)	(185,279)
Acuity Brands, Inc.	(1,037)	(195,495)
Affirm Holdings, Inc.	(34,433)	(557,470)
Alcoa Corp.	(11,270)	(588,745)
Ally Financial, Inc.	(29,470)	(957,480)
American Airlines Group, Inc.	(63,540)	(1,025,536)
American Express Co.	(1,384)	(242,103)
Amyris, Inc.	(25,405)	(40,394)
Apple, Inc.	(2,400)	(346,296)
Arista Networks, Inc.	(1,134)	(142,907)
AutoZone, Inc.	(130)	(317,050)
Avis Budget Group, Inc.	(658)	(131,626)
BlackRock, Inc.	(262)	(198,913)
Bloomin' Brands, Inc.	(129,404)	(3,138,047)
Boeing Co.	(855)	(182,115)
Bristol-Myers Squibb Co.	(1,415)	(102,800)
C3.ai, Inc., Class A	(517)	(10,262)
Capital One Financial Corp.	(327)	(38,913)
Carnival Corp.	(164,149)	(1,776,092)
Carvana Co.	(2,239)	(22,771)
CBRE Group, Inc., Class A	(4,560)	(389,926)
Charter Communications, Inc., Class A	(457)	(175,630)
Chevron Corp.	(1,996)	(347,344)
Cinemark Holdings, Inc.	(146,320)	(1,747,061)
Cisco Systems, Inc.	(7,304)	(355,486)
Clean Energy Fuels Corp.	(31,142)	(176,264)
Coinbase Global, Inc., Class A	(4,010)	(234,505)
Comcast Corp., Class A	(3,142)	(123,638)
Credit Acceptance Corp.	(320)	(148,045)
Deluxe Corp.	(10,760)	(215,092)
Dick's Sporting Goods, Inc.	(1,490)	(194,832)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Discover Financial Services	(4,920)	$(574,312)
DoorDash, Inc., Class A	(11,126)	(644,418)
Enphase Energy, Inc.	(815)	(180,425)
Expeditors International of Washington, Inc.	(6,720)	(726,768)
FedEx Corp.	(1,479)	(286,719)
Franklin Resources, Inc.	(15,000)	(468,000)
Gevo, Inc.	(74,725)	(158,417)
GLOBALFOUNDRIES, Inc.	(3,181)	(188,570)
Graco, Inc.	(4,470)	(305,390)
Green Plains, Inc.	(10,063)	(349,891)
Guess?, Inc.	(17,944)	(415,762)
Halliburton Co.	(6,660)	(274,525)
Hawaiian Holdings, Inc.	(20,660)	(254,531)
Healthcare Realty Trust, Inc.	(33,355)	(718,133)
HEICO Corp.	(1,042)	(178,130)
Helen of Troy Ltd.	(2,740)	(309,921)
Herbalife Nutrition Ltd.	(73,330)	(1,288,408)
Hershey Co.	(3,260)	(732,196)
Hess Corp.	(278)	(41,744)
Home Depot, Inc.	(2,085)	(675,894)
Hyatt Hotels Corp., Class A	(1,910)	(208,419)
Hyliion Holdings Corp.	(5,840)	(20,907)
Integer Holdings Corp.	(395)	(25,995)
Invesco Ltd.	(9,530)	(176,400)
Invitation Homes, Inc.	(16,980)	(551,850)
IonQ, Inc.	(29,135)	(129,359)
Iron Mountain, Inc.	(10,680)	(582,914)
Jabil, Inc.	(4,564)	(358,867)
JELD-WEN Holding, Inc.	(49,710)	(628,831)
Jones Lang LaSalle, Inc.	(1,950)	(360,496)
Kennametal, Inc.	(33,840)	(964,440)
Lamar Advertising Co., Class A	(856)	(91,198)
Liberty Media Corp.-Liberty Braves, Class A	(13,552)	(476,082)
Liberty Media Corp.-Liberty Formula One, Class A	(31,657)	(2,015,918)
Liberty Media Corp.-Liberty SiriusXM, Class A	(128,659)	(5,226,129)
Live Nation Entertainment, Inc.	(7,490)	(602,870)
Lockheed Martin Corp.	(752)	(348,372)
Lowe's Cos., Inc.	(887)	(184,718)
Lucid Group, Inc.	(28,215)	(329,833)
ManpowerGroup, Inc.	(2,088)	(181,990)
Masonite International Corp.	(6,560)	(598,403)
Meta Platforms, Inc., Class A	(4,223)	(629,100)
Microsoft Corp.	(726)	(179,910)
MicroVision, Inc.	(8,164)	(20,492)
Middleby Corp.	(4,420)	(687,089)
Netflix, Inc.	(498)	(176,222)
NextDecade Corp.	(18,746)	(112,289)
NextEra Energy Partners LP	(17,856)	(1,308,845)
Nikola Corp.	(6,947)	(18,826)
Nordstrom, Inc.	(26,320)	(514,293)
Norwegian Cruise Line Holdings Ltd.	(12,196)	(185,501)
Nutanix, Inc., Class A	(7,119)	(198,407)
	Number of shares	Value
Investments sold short—(continued)
Common stocks—(concluded)
United States—(concluded)
NVR, Inc.	(130)	$(685,100)
O'Reilly Automotive, Inc.	(400)	(316,940)
Old Dominion Freight Line, Inc.	(1,230)	(409,885)
OneMain Holdings, Inc.	(4,070)	(175,580)
Oshkosh Corp.	(9,890)	(996,714)
Otis Worldwide Corp.	(2,990)	(245,868)
Palantir Technologies, Inc.	(41,218)	(320,676)
Parsons Corp.	(23,950)	(1,042,304)
Patrick Industries, Inc.	(2,560)	(181,683)
PepsiCo, Inc.	(3,920)	(670,398)
Plexus Corp.	(928)	(89,079)
Plug Power, Inc.	(17,886)	(304,420)
Polaris, Inc.	(4,210)	(483,476)
Pool Corp.	(840)	(323,912)
Pure Storage, Inc., Class A	(6,786)	(196,387)
Rayonier Advanced Materials, Inc.	(35,380)	(245,183)
RH	(1,235)	(385,308)
Rivian Automotive, Inc., Class A	(34,275)	(664,935)
Royal Caribbean Cruises Ltd.	(83,708)	(5,435,998)
Schlumberger N.V.	(4,714)	(268,604)
SEI Investments Co.	(6,570)	(410,165)
ServiceNow, Inc.	(392)	(178,411)
Signet Jewelers Ltd.	(5,070)	(389,427)
Snap, Inc., Class A	(22,946)	(265,256)
SolarEdge Technologies, Inc.	(630)	(201,052)
Summit Materials, Inc., Class A	(5,287)	(173,731)
T. Rowe Price Group, Inc.	(6,510)	(758,220)
Targa Resources Corp.	(7,050)	(528,891)
Target Corp.	(3,220)	(554,291)
Terex Corp.	(16,490)	(840,495)
Tesla, Inc.	(2,070)	(358,565)
Tetra Tech, Inc.	(389)	(60,497)
Toast, Inc., Class A	(29,202)	(651,497)
Toro Co.	(1,072)	(119,549)
Trade Desk, Inc., Class A	(18,214)	(923,450)
Transocean Ltd.	(546,447)	(3,683,053)
United Parcel Service, Inc., Class B	(3,730)	(690,908)
United States Steel Corp.	(240,979)	(6,865,492)
Uranium Energy Corp.	(75,445)	(304,043)
Urban Outfitters, Inc.	(7,950)	(217,750)
US Bancorp	(13,120)	(653,376)
Virgin Galactic Holdings, Inc.	(46,613)	(257,304)
Warby Parker, Inc., Class A	(17,036)	(275,131)
Warner Bros Discovery, Inc.	(12,146)	(180,004)
Wayfair, Inc., Class A	(9,900)	(598,950)
Weyerhaeuser Co.	(4,980)	(171,461)
Whirlpool Corp.	(1,990)	(309,624)
Williams-Sonoma, Inc.	(4,251)	(573,630)
Winnebago Industries, Inc.	(2,917)	(185,755)
Wolfspeed, Inc.	(320)	(24,643)
World Wrestling Entertainment, Inc., Class A	(38,243)	(3,236,123)
Wynn Resorts Ltd.	(3,568)	(369,788)
		(79,907,651)
Total common stocks (proceeds—$95,533,703)		(106,057,404)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2023 (unaudited)

	Face amount	Value
Investments sold short—(continued)
Corporate bonds—(0.0)%†
United States—(0.0)%†
Patrick Industries, Inc. 4.750%, due 05/01/29[2] (proceeds—$98,261)	$(100,000)	$(85,485)
	Number of shares
Investment companies—(2.9)%
BMO S&P 500 Index ETF	(11,960)	(533,663)
Invesco QQQ Trust, Series 1	(3,400)	(1,001,708)
iShares Core S&P/TSX Capped Composite Index ETF	(170,990)	(4,251,136)
iShares Russell 2000 ETF	(1,851)	(354,429)
	Number of shares	Value
Investments sold short—(concluded)
Investment companies—(concluded)
SPDR Bloomberg High Yield Bond ETF	(18,600)	$(1,741,518)
SPDR Dow Jones Industrial Average ETF Trust	(3,460)	(1,179,272)
SPDR S&P 500 ETF Trust	(1,724)	(700,772)
SPDR S&P Oil & Gas Exploration & Production ETF	(3,460)	(487,756)
Total investment companies (proceeds—$10,379,490)		(10,250,254)
Total investments sold short (proceeds—$106,011,454)		(116,393,143)
Other assets in excess of liabilities—33.8%		119,622,793
Net assets—100.0%		$354,280,981

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Equity options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	25,500	850	Call Guess?, Inc., strike @ 30.00	MSCI	01/19/24	$13,909	$(10,200)	$3,709
GBP	890,400	112	Call FTSE 100 Index, strike @ 7,950.00	JPMCB	03/17/23	49,869	(42,805)	7,064
GBP	379,200	48	Call FTSE 100 Index, strike @ 7,900.00	JPMCB	02/17/23	25,226	(11,244)	13,982
EUR	866,250	210	Call EURO STOXX 50 Index, strike @ 4,125.00	JPMCB	02/17/23	124,333	(143,373)	(19,040)
EUR	332,800	2,560	Call Eurex Dow Jones EURO STOXX 50 Dividend Futures, strike @ 130.00	Eurex Deutschland	12/20/24	65,121	(189,808)	(124,686)
CHF	446,000	40	Call Swiss Market Index, strike @ 11,150.00	JPMCB	03/17/23	116,537	(100,972)	15,565
USD	1,920,500	460	Call S&P 500 Index, strike @ 4,175.00	JPMCB	02/17/23	387,931	(117,760)	270,171
EUR	792,650	191	Call EURO STOXX 50 Index, strike @ 4,150.00	JPMCB	03/17/23	96,521	(213,667)	(117,147)
	Total					$879,447	$(829,829)	$49,618

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2023 (unaudited)

Equity options written—(concluded)

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
GBP	120,000	16	Put FTSE 100 Index, strike @ 7,500.00	JPMCB	03/17/23	$24,752	$(10,849)	$13,903
GBP	116,000	16	Put FTSE 100 Index, strike @ 7,250.00	JPMCB	02/17/23	21,865	(1,282)	20,583
EUR	267,750	70	Put EURO STOXX 50 Index, strike @ 3,825.00	JPMCB	02/17/23	72,262	(3,729)	68,533
EUR	110,500	170	Put STOXX Europe 600 Basic Resources Index, strike @ 650.00	JPMCB	03/17/23	80,604	(33,821)	46,783
EUR	131,100	1,380	Put Eurex Dow Jones EURO STOXX 50 Dividend Futures, strike @ 95.00	Eurex Deutschland	12/20/24	60,982	(53,410)	7,572
EUR	65,450	770	Put Eurex Dow Jones EURO STOXX 50 Dividend Futures, strike @ 85.00	Eurex Deutschland	12/20/24	31,704	(21,681)	10,023
EUR	78,200	115	Put STOXX Europe 600 Basic Resources Index, strike @ 680.00	CSA	03/17/23	37,120	(41,632)	(4,512)
EUR	36,300	55	Put STOXX Europe 600 Basic Resources Index, strike @ 660.00	JPMCB	03/17/23	19,342	(13,513)	5,829
USD	501,800	130	Put S&P 500 Index, strike @ 3,860.00	JPMCB	03/17/23	222,928	(57,317)	165,611
USD	510,250	130	Put S&P 500 Index, strike @ 3,925.00	JPMCB	02/17/23	161,178	(28,899)	132,279
EUR	248,000	64	Put EURO STOXX 50 Index, strike @ 3,875.00	JPMCB	03/17/23	63,358	(17,186)	46,172
	Total					$796,095	$(283,319)	$512,776
	Total equity options written					$1,675,542	$(1,113,148)	$562,394

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures buy contracts:
59	EUR	EURO STOXX 50 Index Futures	December 2024	$725,397	$813,983	$88,586
Index futures sell contracts:
277	EUR	EURO STOXX 50 Index Futures	March 2023	$(12,399,669)	$(12,560,576)	$(160,907)
80	GBP	FTSE 100 Index Futures	March 2023	(7,586,505)	(7,643,174)	(56,669)
15	USD	CME E-Mini NASDAQ 100 Index Futures	March 2023	(3,267,046)	(3,645,600)	(378,554)
46	USD	CME E-mini Russell Index Futures	March 2023	(4,213,717)	(4,460,620)	(246,903)
16	USD	MSCI World Index Futures	March 2023	(1,307,641)	(1,368,640)	(60,999)
25	USD	S&P 500 E-Mini Index Futures	March 2023	(4,885,756)	(5,112,500)	(226,744)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2023 (unaudited)

Futures contracts—(concluded)

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Interest rate futures sell contracts:
616	EUR	German Euro Schatz Index Futures	March 2023	$(71,334,792)	$(70,815,798)	$518,994
22	JPY	Japan Government Bond 10 Year Futures	March 2023	(24,484,091)	(24,771,021)	(286,930)
Total				$(129,479,217)	$(130,377,929)	$(898,712)
Net unrealized appreciation (depreciation)						$(810,126)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[5]	Payments received by the Portfolio[5]	Value	Unrealized appreciation (depreciation)
EUR	62,343	03/15/25	Annually	2.970%	12 Month EUR ESTR	$138,765	$163,480
GBP	55,120	03/15/25	Annually	4.080	12 Month GBP SONIA	85,470	25,930
JPY	1,222,820	09/21/32	Annually	0.421	12 Month JPY TONA	347,944	347,944
JPY	1,222,820	09/21/32	Annually	12 Month JPY TONA	0.000%	124	124
Total						$572,303	$537,478

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[5]	Payments received by the Portfolio[5]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
MSCI	USD	904	12/02/24	At Maturity	Moody's Corp. Rate minus 30 bps	1 Day Federal Fund	$—	$(40,002)	$(40,002)
GSI	USD	3	10/26/23	At Maturity	GS FX Intraday	1 Month USD LIBOR	—	(1,856)	(1,856)
JPMCB	CAD	72	07/11/24	Monthly	5.270%	Shaw Communications, Inc.	—	49,528	49,528
JPMCB	USD	64	07/11/24	Monthly	4.620	First Horizon Corp.	—	11,442	11,442
JPMCB	USD	22	07/11/24	Monthly	4.620	Umpqua Holdings Corp.	—	18,806	18,806
JPMCB	USD	13	07/11/24	Monthly	Columbia Banking System, Inc.	4.020%	—	(18,184)	(18,184)
JPMCB	USD	16	07/11/24	Monthly	4.620	Activision Blizzard, Inc.	—	(16,624)	(16,624)
JPMCB	USD	44	07/11/24	Monthly	4.620	PNM Resources, Inc.	—	20,380	20,380
JPMCB	USD	8	07/11/24	Monthly	4.620	LHC Group, Inc.	—	(11,514)	(11,514)
JPMCB	USD	83	07/11/24	Monthly	4.620	Spirit Airlines, Inc.	—	44,819	44,819
JPMCB	USD	10	07/11/24	Monthly	4.620	Contra Zogenix, Inc.	—	6,612	6,612
JPMCB	USD	1	07/11/24	Monthly	Broadcom, Inc.	3.980	—	4,528	4,528
JPMCB	USD	2	07/11/24	Monthly	Intercontinental Exchange, Inc.	4.020	—	(5,939)	(5,939)
JPMCB	GBP	70	07/11/24	Monthly	3.728	EMIS Group PLC	—	10,289	10,289
JPMCB	USD	47	07/11/24	Monthly	4.620	Meridian Bioscience, Inc.	—	19,382	19,382
JPMCB	USD	14	07/11/24	Monthly	4.620	VMware, Inc., Class A	—	(45,647)	(45,647)
JPMCB	USD	21	07/11/24	Monthly	4.620	Black Knight, Inc.	—	(24,289)	(24,289)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2023 (unaudited)

OTC Total return swap agreements—(continued)

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[5]	Payments received by the Portfolio[5]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	USD	93	07/15/24	Monthly	Frontline PLC	0.741%	$—	$(170,253)	$(170,253)
JPMCB	USD	63	07/15/24	Monthly	4.620%	Euronav NV	—	5,652	5,652
JPMCB	USD	67	07/25/24	Monthly	4.620	1Life Healthcare, Inc.	—	(28,919)	(28,919)
JPMCB	USD	19	08/05/24	Monthly	4.620	Evo Payments, Inc., Class A	—	—	—
JPMCB	USD	38	08/05/24	Monthly	4.620	Cowen, Inc., Class A	—	6,926	6,926
JPMCB	USD	22	08/09/24	Monthly	4.620	iRobot Corp	—	(57,383)	(57,383)
JPMCB	USD	37	09/09/24	Monthly	4.620	Signify Health, Inc., Class A	—	(5,141)	(5,141)
JPMCB	USD	4	09/30/24	Monthly	4.620	Lakeland Bancorp, Inc.	—	4,635	4,635
JPMCB	USD	3	09/30/24	Monthly	Provident Financial Services, Inc.	4.020	—	(4,927)	(4,927)
JPMCB	EUR	96	10/14/24	Monthly	2.204	Electricite de France SA	—	6,775	6,775
JPMCB	DKK	—	10/15/24	Monthly	0.0001	Noble Corp PLC	—	415	415
JPMCB	USD	80	10/18/24	Monthly	4.620	Albertsons	—	31,110 Cos, Inc., Class A	31,110
JPMCB	USD	9	10/28/24	Monthly	4.620	Myovant Sciences Ltd.	—	(179)	(179)
JPMCB	USD	29	10/31/24	Monthly	4.620	Altra Industrial	—	35,912 Motion Corp	35,912
JPMCB	USD	56	11/12/24	Monthly	4.620	IAA, Inc.	—	131,330	131,330
JPMCB	USD	29	11/12/24	Monthly	Ritchie Bros Auctioneers, Inc.	4.020	—	(51,675)	(51,675)
JPMCB	USD	16	12/16/24	Monthly	4.620	Horizon Therapeutics PLC	—	(51,024)	(51,024)
JPMCB	DKK	27	12/16/24	Monthly	Novozymes A/S	1.400	—	(35,184)	(35,184)
JPMCB	DKK	19	12/16/24	Monthly	2.807	Chr Hansen Holding A/S	—	40,200	40,200
JPMCB	USD	41	12/23/24	Monthly	4.620	Aerojet Rocketdyne Holdings, Inc.	—	815	815
JPMCB	AUD	72	12/30/24	Monthly	3.37	OZ Minerals Ltd.	—	(254)	(254)
JPMCB	AUD	29	01/23/25	Monthly	0.0001	Perpetual Ltd.	—	(14,993)	(14,993)
JPMCB	USD	39	01/27/25	Monthly	4.620	Evoqua Water Technologies Corp.	—	74,145	74,145
JPMCB	USD	18	01/27/25	Monthly	Xylem, Inc./NY	4.020	—	(67,206)	(67,206)
MSCI	USD	2	11/21/23	At Maturity	MSESLRLS Index	1 Month USD LIBOR	—	(423)	(423)
MSCI	USD	605	12/05/23	At Maturity	S&P Pharmaceuticals Select Industry Index	1 Day Federal Fund Rate minus 35 bps	—	51,388	51,388
MSCI	USD	704	01/22/25	At Maturity	Health Care Select Sector Index	1 Day Federal Fund Rate minus 25 bps	—	18,323	18,323
MSCI	USD	397	07/22/24	At Maturity	S&P Retail Select Industry Index	1 Day Federal Fund Rate minus 127 bps	—	86,726	86,726
MSCI	USD	1,014	07/29/24	At Maturity	S&P Equal Weights Index Financials	1 Day Federal Fund Rate minus 35 bps	—	(24,080)	(24,080)
MSCI	USD	1,180	11/29/24	At Maturity	Industrial Select Sector Index	1 Day Federal Fund Rate minus 35 bps	—	(37,477)	(37,477)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2023 (unaudited)

OTC Total return swap agreements—(concluded)

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[5]	Payments received by the Portfolio[5]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
MSCI	USD	679	12/03/24	At Maturity	S&P 500 Index Rate minus 25 bps	1 Day Federal Fund	$—	$78,887	$78,887
MSCI	USD	594	01/08/25	At Maturity	S&P Technology Select Sector	1 Day Federal Fund Rate minus 10 bps	—	137,021	137,021
MSCI	USD	207	11/28/25	At Maturity	S&P Equal Weights Index Consumer Discretionary	1 Day Federal Fund Rate minus 35 bps	—	1,597	1,597
MSCI	USD	89	11/28/25	At Maturity	Dow Jones U.S. Real Estate Index	Day Federal Fund 1 Rate minus 20 bps	—	2,511	2,511
MSCI	USD	219	12/05/23	At maturity	S&P Transportation Select Industry Index	1 Day Federal Fund Rate minus 28 bps	—	(9,582)	(9,582)
MSCI	USD	478	04/09/24	At Maturity	S&P Semiconductor Select Industry Index	1 Day Federal Fund Rate minus 7 bps	—	8,521	8,521
MSCI	USD	1,614	01/17/25	At Maturity	1 Day Federal Fund Rate plus 55 bps	London Stock Exchange Group PLC	—	(54,772)	(54,772)
MSCI	USD	367	01/17/25	At Maturity	1 Day Federal Fund Rate plus 55 bps	Airbus SE	—	98,757	98,757
MSCI	USD	590	01/17/25	At Maturity	1 Day Federal Fund Rate plus 55 bps	BAE Systems PLC	(65)	108,080	108,015
MSCI	USD	322	01/17/25	At Maturity	1 Day Federal Fund Rate plus 55 bps	Pernod Ricard SA	—	68,022	68,022
MSCI	USD	335	01/17/25	At Maturity	1 Day Federal Fund Rate plus 55 bps	Diageo PLC	—	7,236	7,236
MSCI	USD	251	06/26/25	At Maturity	1 Day Federal Fund Rate minus 55 bps	Canadian Pacific Railway Ltd.	—	31,113	31,113
MSCI	USD	563	09/25/25	At Maturity	S&P Equal Weights Index Energy	1 Day Federal Fund Rate minus 134 bps	—	(8,815)	(8,815)
MSCI	USD	3	10/24/23	Monthly	1 Month USD LIBOR	Morgan Stanley SPX3	—	77,145	77,145
							$(65)	$512,686	$512,621

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	BRL	474,000	USD	88,383	02/17/23	$(4,724)
BB	CNY	281,000	USD	40,975	04/06/23	(777)
BB	CNY	548,000	USD	81,172	04/19/23	(324)
BB	HUF	17,498,000	USD	44,022	02/17/23	(4,356)
BB	HUF	17,417,000	USD	44,980	02/27/23	(3,010)
BB	HUF	16,651,000	USD	44,172	03/08/23	(1,574)
BB	HUF	15,638,000	USD	42,056	03/22/23	(721)
BB	IDR	655,903,000	USD	41,778	03/15/23	(1,944)
BB	IDR	639,909,000	USD	40,958	03/24/23	(1,691)
BB	IDR	579,140,000	USD	38,829	04/27/23	250
BB	INR	3,515,000	USD	42,737	03/01/23	(106)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2023 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	INR	3,460,000	USD	41,557	03/15/23	$(576)
BB	INR	3,367,000	USD	40,888	04/05/23	(53)
BB	MYR	166,000	USD	38,967	04/26/23	(137)
BB	MYR	167,000	USD	39,331	05/03/23	(25)
BB	PEN	155,000	USD	40,057	04/05/23	(51)
BB	PHP	2,377,000	USD	43,311	03/07/23	(186)
BB	PHP	2,268,000	USD	41,351	04/04/23	(140)
BB	TWD	1,225,000	USD	40,848	04/19/23	(269)
BB	USD	82,835	BRL	446,000	03/15/23	4,364
BB	USD	44,931	CNY	309,000	03/01/23	885
BB	USD	43,154	CNY	292,000	03/15/23	176
BB	USD	44,185	HUF	18,172,000	02/10/23	6,178
BB	USD	40,717	HUF	16,310,000	03/16/23	3,981
BB	USD	40,129	HUF	15,638,000	03/22/23	2,649
BB	USD	39,470	HUF	15,012,000	04/12/23	1,343
BB	USD	37,703	HUF	14,142,000	04/26/23	602
BB	USD	44,125	IDR	692,218,000	02/17/23	2,039
BB	USD	43,906	IDR	685,523,000	02/27/23	1,803
BB	USD	42,918	IDR	639,909,000	03/24/23	(269)
BB	USD	44,944	INR	3,689,000	02/03/23	81
BB	USD	43,538	INR	3,618,000	02/17/23	588
BB	USD	42,181	INR	3,460,000	03/15/23	(48)
BB	USD	38,526	INR	3,167,000	04/27/23	(100)
BB	USD	38,867	INR	3,207,000	05/02/23	25
BB	USD	40,598	PHP	2,231,000	04/11/23	211
BB	USD	38,954	PHP	2,138,000	05/02/23	141
BB	USD	42,589	TWD	1,283,000	03/15/23	320
BNP	BRL	231,000	USD	42,893	02/06/23	(2,572)
BNP	BRL	466,000	USD	87,862	02/10/23	(3,780)
BNP	BRL	231,000	USD	42,703	03/01/23	(2,583)
BNP	BRL	436,000	USD	84,109	04/05/23	(794)
BNP	CHF	74,000	USD	80,982	04/19/23	(508)
BNP	CHF	18,000	USD	19,719	04/20/23	(105)
BNP	CLP	42,105,000	USD	46,066	02/03/23	(6,812)
BNP	CLP	41,138,000	USD	45,654	02/27/23	(5,821)
BNP	CLP	39,288,000	USD	45,538	03/01/23	(3,608)
BNP	EUR	1,040,000	USD	1,138,768	04/20/23	2,715
BNP	GBP	35,000	USD	42,679	03/08/23	(503)
BNP	HUF	18,348,000	USD	45,933	02/03/23	(5,045)
BNP	INR	3,618,000	USD	44,254	02/17/23	128
BNP	KRW	55,729,000	USD	42,248	03/08/23	(3,051)
BNP	KRW	52,827,000	USD	41,288	03/22/23	(1,676)
BNP	KRW	50,476,000	USD	40,672	04/12/23	(413)
BNP	KRW	48,334,000	USD	39,198	05/02/23	(177)
BNP	PHP	2,636,000	USD	47,079	02/09/23	(1,170)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2023 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BNP	PHP	2,550,000	USD	45,556	02/16/23	$(1,115)
BNP	PHP	2,504,000	USD	45,239	02/23/23	(587)
BNP	PHP	2,442,000	USD	43,596	03/01/23	(1,093)
BNP	SEK	431,000	USD	41,990	03/15/23	683
BNP	SEK	421,000	USD	40,697	04/12/23	287
BNP	SGD	126,000	USD	89,346	02/03/23	(6,562)
BNP	SGD	60,000	USD	43,510	02/27/23	(2,183)
BNP	SGD	59,000	USD	43,044	03/01/23	(1,889)
BNP	THB	1,688,000	USD	45,017	02/03/23	(6,125)
BNP	THB	1,690,000	USD	45,730	02/10/23	(5,511)
BNP	THB	1,584,000	USD	44,964	02/17/23	(3,097)
BNP	THB	1,455,000	USD	42,295	03/15/23	(1,968)
BNP	THB	1,428,000	USD	41,451	03/22/23	(2,021)
BNP	TWD	1,380,000	USD	45,444	02/17/23	(587)
BNP	TWD	1,283,000	USD	42,533	03/15/23	(376)
BNP	USD	43,851	BRL	233,000	02/10/23	1,970
BNP	USD	43,437	BRL	237,000	02/17/23	3,116
BNP	USD	86,022	BRL	464,000	02/27/23	4,972
BNP	USD	85,466	BRL	462,000	03/01/23	5,104
BNP	USD	83,774	BRL	446,000	03/08/23	3,544
BNP	USD	80,014	BRL	436,000	04/05/23	4,888
BNP	USD	38,437	BRL	200,000	05/02/23	339
BNP	USD	42,647	CAD	58,000	02/28/23	952
BNP	USD	85,036	CHF	78,000	03/15/23	542
BNP	USD	44,094	CLP	42,105,000	02/03/23	8,784
BNP	USD	42,822	CLP	39,288,000	03/01/23	6,323
BNP	USD	42,100	CLP	37,856,000	03/09/23	5,195
BNP	USD	40,335	CLP	36,491,000	03/22/23	5,163
BNP	USD	39,944	COP	196,954,000	04/12/23	1,666
BNP	USD	1,595,726	EUR	1,460,000	04/20/23	(882)
BNP	USD	40,274	GBP	33,000	04/12/23	472
BNP	USD	42,010	HUF	16,879,000	03/01/23	4,466
BNP	USD	45,206	JPY	6,592,000	02/06/23	5,464
BNP	USD	46,254	KRW	59,222,000	02/27/23	1,867
BNP	USD	44,848	KRW	55,729,000	03/08/23	450
BNP	USD	42,000	KRW	51,845,000	04/05/23	188
BNP	USD	44,493	PHP	2,550,000	02/16/23	2,178
BNP	USD	43,025	PHP	2,442,000	03/01/23	1,664
BNP	USD	42,393	PHP	2,377,000	03/07/23	1,104
BNP	USD	41,667	PHP	2,336,000	03/14/23	1,077
BNP	USD	40,883	PHP	2,266,000	03/21/23	577
BNP	USD	40,401	PHP	2,268,000	04/04/23	1,089
BNP	USD	91,879	SGD	126,000	02/03/23	4,028
BNP	USD	45,928	THB	1,584,000	02/17/23	2,134
BNP	USD	47,781	TWD	1,448,000	02/10/23	484

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2023 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BNP	USD	45,563	TWD	1,380,000	02/17/23	$468
BOA	AUD	66,000	USD	44,697	02/17/23	(1,918)
BOA	AUD	58,000	USD	40,436	04/19/23	(623)
BOA	AUD	55,000	USD	38,704	04/27/23	(243)
BOA	BRL	464,000	USD	86,165	02/27/23	(4,828)
BOA	BRL	446,000	USD	84,072	03/08/23	(3,246)
BOA	CAD	60,000	USD	44,309	02/02/23	(785)
BOA	CAD	61,000	USD	45,186	02/09/23	(662)
BOA	CAD	59,000	USD	44,544	02/16/23	197
BOA	CAD	59,000	USD	44,041	02/23/23	(308)
BOA	CAD	57,000	USD	41,911	03/07/23	(938)
BOA	CAD	56,000	USD	41,856	03/21/23	(247)
BOA	CHF	84,000	USD	88,798	02/27/23	(3,202)
BOA	CHF	72,000	USD	78,413	05/02/23	(978)
BOA	CLP	39,707,000	USD	45,231	02/17/23	(4,532)
BOA	CNY	264,000	USD	39,257	05/04/23	(45)
BOA	EUR	45,000	USD	45,000	02/03/23	(3,925)
BOA	GBP	37,000	USD	45,002	02/27/23	(639)
BOA	GBP	34,000	USD	41,561	03/15/23	(394)
BOA	GBP	36,400	USD	45,174	04/20/23	224
BOA	IDR	709,903,000	USD	45,307	02/10/23	(2,042)
BOA	IDR	660,368,000	USD	42,121	03/08/23	(1,904)
BOA	JPY	6,592,000	USD	48,137	02/06/23	(2,534)
BOA	KRW	47,868,000	USD	38,908	04/26/23	(77)
BOA	NOK	190,700	USD	19,284	04/20/23	109
BOA	PEN	157,000	USD	40,229	03/22/23	(439)
BOA	PHP	2,336,000	USD	42,494	03/14/23	(249)
BOA	PHP	2,266,000	USD	41,409	03/21/23	(51)
BOA	SEK	428,000	USD	41,443	03/22/23	408
BOA	THB	2,798,000	USD	82,278	04/05/23	(3,018)
BOA	THB	2,720,000	USD	82,004	04/12/23	(970)
BOA	TWD	1,437,000	USD	45,735	02/03/23	(2,130)
BOA	TWD	1,361,000	USD	44,243	02/24/23	(1,187)
BOA	TWD	2,356,000	USD	78,573	04/28/23	(582)
BOA	USD	43,164	AUD	62,000	03/15/23	670
BOA	USD	43,564	AUD	62,000	03/22/23	281
BOA	USD	40,091	BRL	217,000	03/22/23	2,278
BOA	USD	39,883	BRL	213,000	04/12/23	1,547
BOA	USD	44,832	CAD	61,000	02/09/23	1,016
BOA	USD	77,764	CAD	104,000	04/25/23	454
BOA	USD	82,543	CHF	76,000	04/05/23	1,032
BOA	USD	43,404	CLP	41,138,000	02/27/23	8,071
BOA	USD	44,817	CNY	325,000	02/03/23	3,285
BOA	USD	41,713	CNY	281,000	04/06/23	38
BOA	USD	38,200	COP	176,522,000	04/26/23	(1,011)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2023 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BOA	USD	885,405	EUR	808,700	04/20/23	$(2,013)
BOA	USD	41,376	GBP	34,000	03/22/23	586
BOA	USD	40,370	GBP	33,000	04/19/23	381
BOA	USD	321,061	GBP	258,700	04/20/23	(1,591)
BOA	USD	39,488	GBP	32,000	05/02/23	39
BOA	USD	42,879	KRW	52,827,000	03/22/23	84
BOA	USD	48,152	NOK	475,600	04/20/23	(332)
BOA	USD	40,360	PEN	155,000	04/05/23	(252)
BOA	USD	40,329	PHP	2,219,000	04/18/23	256
BOA	USD	38,698	PHP	2,119,000	04/25/23	53
BOA	USD	44,961	SEK	488,000	02/03/23	1,706
BOA	USD	45,164	SEK	467,000	02/27/23	(445)
BOA	USD	44,676	THB	1,524,000	03/01/23	1,623
BOA	USD	44,441	THB	1,479,000	03/08/23	522
BOA	USD	41,799	TWD	1,259,000	03/22/23	337
CITI	AUD	59,000	USD	40,853	04/12/23	(903)
CITI	CAD	58,000	USD	43,190	02/28/23	(409)
CITI	GBP	36,000	USD	43,031	03/01/23	(1,378)
CITI	NOK	3,794,960	USD	383,866	04/20/23	2,287
CITI	USD	43,563	AUD	63,000	03/08/23	966
CITI	USD	44,658	CAD	60,000	02/02/23	436
CITI	USD	45,115	GBP	38,000	02/17/23	1,748
CITI	USD	43,924	GBP	37,000	02/27/23	1,716
CITI	USD	42,722	GBP	35,000	03/08/23	460
CITI	USD	44,337	NZD	72,000	02/17/23	2,212
GSI	MXN	791,000	USD	41,554	04/05/23	16
GSI	THB	2,581,000	USD	78,812	05/02/23	(78)
GSI	USD	85,230	THB	2,798,000	04/05/23	66
HSBC	AUD	70,000	USD	45,359	02/10/23	(4,068)
HSBC	AUD	66,000	USD	43,909	02/27/23	(2,724)
HSBC	BRL	446,000	USD	85,868	03/15/23	(1,330)
HSBC	BRL	217,000	USD	41,341	03/22/23	(1,027)
HSBC	CHF	72,000	USD	78,733	04/26/23	(610)
HSBC	CZK	1,035,000	USD	43,477	02/27/23	(3,773)
HSBC	EUR	43,000	USD	45,102	02/17/23	(1,692)
HSBC	EUR	43,000	USD	44,512	02/27/23	(2,311)
HSBC	GBP	7,477,000	JPY	1,165,296,731	04/20/23	(184,562)
HSBC	GBP	34,000	USD	41,902	03/22/23	(60)
HSBC	GBP	109,300	USD	135,302	04/20/23	326
HSBC	HUF	16,879,000	USD	43,458	03/01/23	(3,018)
HSBC	HUF	16,310,000	USD	43,418	03/16/23	(1,280)
HSBC	KRW	59,222,000	USD	43,905	02/27/23	(4,217)
HSBC	KRW	50,042,000	USD	40,509	04/19/23	(235)
HSBC	MXN	882,000	USD	45,688	02/07/23	(1,111)
HSBC	MXN	861,000	USD	42,914	02/17/23	(2,690)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2023 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
HSBC	MXN	825,000	USD	41,873	03/01/23	$(1,730)
HSBC	MXN	831,000	USD	43,744	03/15/23	(63)
HSBC	NOK	1,620,000	USD	164,372	04/20/23	1,483
HSBC	PLN	200,000	USD	45,094	02/27/23	(992)
HSBC	PLN	194,000	USD	43,594	03/01/23	(1,102)
HSBC	PLN	189,000	USD	43,055	03/08/23	(465)
HSBC	SEK	2,984,300	USD	290,280	04/20/23	3,709
HSBC	SGD	61,000	USD	44,673	02/17/23	(1,772)
HSBC	SGD	57,000	USD	42,115	03/15/23	(1,308)
HSBC	SGD	55,000	USD	40,757	03/22/23	(1,148)
HSBC	SGD	55,000	USD	40,990	04/05/23	(927)
HSBC	SGD	54,000	USD	40,656	04/12/23	(506)
HSBC	SGD	53,000	USD	40,101	04/19/23	(306)
HSBC	SGD	51,000	USD	38,695	04/26/23	(195)
HSBC	SGD	51,000	USD	38,783	05/02/23	(112)
HSBC	TWD	1,448,000	USD	45,704	02/10/23	(2,561)
HSBC	TWD	1,330,000	USD	43,671	03/01/23	(747)
HSBC	TWD	1,259,000	USD	41,691	03/22/23	(445)
HSBC	TWD	1,247,000	USD	40,996	04/06/23	(803)
HSBC	TWD	1,235,000	USD	41,098	04/12/23	(325)
HSBC	TWD	2,350,000	USD	79,119	05/02/23	132
HSBC	USD	43,963	BRL	231,000	02/06/23	1,502
HSBC	USD	76,500	BRL	404,000	04/26/23	1,904
HSBC	USD	82,801	CHF	76,000	03/22/23	646
HSBC	USD	45,551	EUR	43,000	02/17/23	1,243
HSBC	USD	38,233	GBP	31,000	04/26/23	54
HSBC	USD	42,911	HUF	17,417,000	02/27/23	5,079
HSBC	USD	39,606	HUF	15,524,000	04/05/23	2,680
HSBC	USD	39,344	HUF	14,915,000	04/19/23	1,130
HSBC	USD	42,553	IDR	660,368,000	03/08/23	1,472
HSBC	USD	44,692	INR	3,702,000	02/10/23	476
HSBC	USD	42,281	INR	3,515,000	03/01/23	562
HSBC	USD	40,363	INR	3,367,000	04/05/23	579
HSBC	USD	40,363	INR	3,321,000	04/12/23	(9)
HSBC	USD	40,192	INR	3,308,000	04/19/23	(23)
HSBC	USD	45,808	JPY	6,640,000	02/10/23	5,260
HSBC	USD	45,076	JPY	6,216,000	02/17/23	2,776
HSBC	USD	44,686	KRW	63,189,000	02/03/23	6,614
HSBC	USD	43,803	MXN	861,000	02/17/23	1,800
HSBC	USD	42,566	MXN	825,000	03/01/23	1,037
HSBC	USD	41,223	MXN	831,000	03/15/23	2,584
HSBC	USD	39,886	MXN	791,000	04/05/23	1,651
HSBC	USD	39,737	MXN	760,000	04/19/23	68
HSBC	USD	44,642	PEN	172,000	02/17/23	31
HSBC	USD	44,968	PHP	2,636,000	02/09/23	3,281

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2023 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
HSBC	USD	43,510	PHP	2,504,000	02/23/23	$2,316
HSBC	USD	42,478	PLN	194,000	03/01/23	2,218
HSBC	USD	40,730	PLN	181,000	03/22/23	902
HSBC	USD	40,333	PLN	180,000	04/05/23	1,024
HSBC	USD	40,205	PLN	177,000	04/12/23	442
HSBC	USD	45,039	SGD	61,000	02/17/23	1,405
HSBC	USD	44,440	SGD	60,000	02/27/23	1,253
HSBC	USD	43,941	SGD	59,000	03/01/23	993
HSBC	USD	42,882	SGD	57,000	03/08/23	535
HSBC	USD	43,091	SGD	57,000	03/15/23	332
HSBC	USD	41,694	SGD	55,000	03/22/23	211
HSBC	USD	41,795	SGD	55,000	04/05/23	122
HSBC	USD	46,992	TWD	1,437,000	02/03/23	873
HSBC	USD	44,898	TWD	1,361,000	02/24/23	532
HSBC	USD	43,550	TWD	1,330,000	03/01/23	868
HSBC	USD	41,832	TWD	1,247,000	04/06/23	(32)
HSBC	USD	41,872	ZAR	732,000	03/08/23	72
HSBC	USD	82,657	ZAR	1,475,000	03/15/23	1,810
HSBC	ZAR	804,000	USD	46,092	02/10/23	(82)
HSBC	ZAR	766,000	USD	43,022	02/17/23	(942)
JPMCB	CAD	477,118	USD	351,648	03/31/23	(7,092)
JPMCB	CNY	325,000	USD	45,524	02/03/23	(2,577)
JPMCB	CNY	309,000	USD	43,378	03/01/23	(2,438)
JPMCB	CNY	292,000	USD	42,100	03/15/23	(1,231)
JPMCB	CNY	550,000	USD	81,554	04/12/23	(200)
JPMCB	EUR	40,000	USD	42,313	03/08/23	(1,269)
JPMCB	EUR	32,700	USD	35,487	04/20/23	(233)
JPMCB	GBP	39,000	USD	45,088	02/03/23	(2,994)
JPMCB	GBP	38,000	USD	46,715	02/17/23	(148)
JPMCB	JPY	6,640,000	USD	49,030	02/10/23	(2,037)
JPMCB	PLN	180,000	USD	41,194	04/05/23	(163)
JPMCB	SEK	150,500	USD	14,595	04/20/23	143
JPMCB	SGD	57,000	USD	42,045	03/08/23	(1,372)
JPMCB	THB	2,674,000	USD	81,436	04/19/23	(192)
JPMCB	THB	2,546,000	USD	78,248	04/26/23	474
JPMCB	USD	43,361	CAD	59,000	02/16/23	986
JPMCB	USD	41,908	CAD	57,000	03/14/23	944
JPMCB	USD	43,635	CNY	295,000	03/08/23	123
JPMCB	USD	42,261	CNY	286,000	03/22/23	196
JPMCB	USD	46,917	EUR	45,000	02/03/23	2,008
JPMCB	USD	47,515	EUR	45,000	02/10/23	1,435
JPMCB	USD	45,928	EUR	43,000	02/27/23	896
JPMCB	USD	43,139	EUR	40,000	03/08/23	442
JPMCB	USD	125,994	EUR	116,100	04/20/23	828
JPMCB	USD	46,887	GBP	39,000	02/03/23	1,195

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2023 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
JPMCB	USD	43,307	GBP	36,000	03/01/23	$1,102
JPMCB	USD	41,823	GBP	34,000	03/15/23	132
JPMCB	USD	77,654	PLN	340,000	05/02/23	312
JPMCB	USD	45,841	SEK	472,700	04/20/23	(450)
JPMCB	USD	47,184	SGD	64,000	02/10/23	1,537
JPMCB	USD	44,150	THB	1,455,000	03/15/23	113
JPMCB	USD	43,722	THB	1,428,000	03/22/23	(250)
MSCI	AUD	69,000	USD	44,525	02/03/23	(4,181)
MSCI	AUD	128,000	USD	86,367	03/01/23	(4,080)
MSCI	AUD	63,000	USD	42,483	03/08/23	(2,046)
MSCI	AUD	62,000	USD	42,077	03/15/23	(1,756)
MSCI	AUD	62,000	USD	41,596	03/22/23	(2,249)
MSCI	AUD	646,000	USD	450,467	04/20/23	(6,858)
MSCI	AUD	56,000	USD	39,365	05/02/23	(297)
MSCI	CAD	57,000	USD	42,465	03/14/23	(386)
MSCI	CAD	389,000	USD	285,687	03/15/23	(6,761)
MSCI	CHF	88,000	USD	89,453	02/03/23	(6,680)
MSCI	CHF	90,000	USD	91,868	02/10/23	(6,524)
MSCI	CHF	84,000	USD	90,384	02/17/23	(1,518)
MSCI	CHF	82,000	USD	87,142	03/01/23	(2,688)
MSCI	CHF	80,000	USD	85,816	03/08/23	(1,890)
MSCI	CHF	78,000	USD	84,113	03/15/23	(1,464)
MSCI	CHF	76,000	USD	82,942	03/22/23	(506)
MSCI	CHF	76,000	USD	81,998	04/05/23	(1,576)
MSCI	CHF	33,400	USD	36,668	04/20/23	(117)
MSCI	CLP	36,491,000	USD	44,696	03/22/23	(802)
MSCI	CNY	295,000	USD	42,480	03/08/23	(1,278)
MSCI	CNY	286,000	USD	41,348	03/22/23	(1,109)
MSCI	CZK	1,099,000	USD	44,284	02/03/23	(5,962)
MSCI	CZK	1,041,000	USD	44,333	02/21/23	(3,209)
MSCI	CZK	928,000	USD	40,381	04/05/23	(1,897)
MSCI	CZK	906,000	USD	40,347	04/12/23	(913)
MSCI	CZK	896,000	USD	40,179	04/19/23	(610)
MSCI	CZK	1,704,000	USD	77,064	04/26/23	(480)
MSCI	EUR	45,000	USD	45,284	02/10/23	(3,665)
MSCI	EUR	831,000	USD	888,115	03/15/23	(17,683)
MSCI	EUR	4,804,689	USD	5,234,600	04/20/23	(13,847)
MSCI	GBP	1,978,000	USD	2,415,247	03/15/23	(25,544)
MSCI	GBP	289,000	USD	358,061	03/15/23	1,444
MSCI	GBP	1,776,508	USD	2,177,288	04/20/23	(16,537)
MSCI	HUF	18,172,000	USD	45,226	02/10/23	(5,137)
MSCI	HUF	15,524,000	USD	42,274	04/05/23	(11)
MSCI	IDR	692,218,000	USD	44,450	02/17/23	(1,713)
MSCI	IDR	685,523,000	USD	43,547	02/27/23	(2,162)
MSCI	IDR	676,868,000	USD	42,936	03/01/23	(2,194)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2023 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
MSCI	INR	3,702,000	USD	44,860	02/10/23	$(308)
MSCI	INR	3,394,000	USD	40,755	03/23/23	(553)
MSCI	JPY	6,216,000	USD	45,538	02/17/23	(2,314)
MSCI	JPY	5,311,000	USD	41,217	04/05/23	63
MSCI	KRW	63,189,000	USD	47,747	02/03/23	(3,553)
MSCI	KRW	51,845,000	USD	40,739	04/05/23	(1,449)
MSCI	MXN	881,000	USD	44,278	02/10/23	(2,443)
MSCI	MXN	853,000	USD	42,620	02/27/23	(2,479)
MSCI	MXN	831,000	USD	43,040	03/08/23	(823)
MSCI	MXN	812,000	USD	42,647	03/22/23	(103)
MSCI	MYR	422,000	USD	93,633	02/03/23	(5,294)
MSCI	MYR	211,000	USD	49,669	02/03/23	206
MSCI	MYR	428,000	USD	97,605	02/10/23	(2,766)
MSCI	MYR	406,000	USD	91,918	02/17/23	(3,334)
MSCI	MYR	200,000	USD	45,228	02/27/23	(1,721)
MSCI	MYR	388,000	USD	88,363	03/01/23	(2,730)
MSCI	MYR	185,000	USD	42,373	03/08/23	(1,078)
MSCI	NOK	464,000	USD	45,255	02/10/23	(1,248)
MSCI	NOK	443,000	USD	44,650	02/17/23	238
MSCI	NZD	76,000	USD	47,404	02/03/23	(1,723)
MSCI	NZD	77,000	USD	48,750	02/10/23	(1,027)
MSCI	NZD	72,000	USD	46,083	02/17/23	(466)
MSCI	NZD	71,000	USD	45,179	02/27/23	(729)
MSCI	NZD	65,000	USD	41,784	04/05/23	(249)
MSCI	PEN	172,000	USD	44,565	02/17/23	(108)
MSCI	PLN	202,000	USD	45,114	02/17/23	(1,469)
MSCI	PLN	186,000	USD	42,608	03/15/23	(198)
MSCI	PLN	181,000	USD	41,575	03/22/23	(57)
MSCI	SEK	488,000	USD	46,694	02/03/23	26
MSCI	SEK	467,000	USD	44,023	02/27/23	(696)
MSCI	SEK	3,758,000	USD	363,504	03/15/23	3,335
MSCI	SEK	5,372,715	USD	518,215	04/20/23	2,294
MSCI	THB	1,524,000	USD	43,546	03/01/23	(2,752)
MSCI	THB	1,479,000	USD	42,673	03/08/23	(2,290)
MSCI	USD	46,503	AUD	69,000	02/03/23	2,203
MSCI	USD	47,147	AUD	70,000	02/10/23	2,280
MSCI	USD	44,742	AUD	66,000	02/17/23	1,873
MSCI	USD	44,240	AUD	66,000	02/27/23	2,393
MSCI	USD	42,135	AUD	60,000	04/05/23	318
MSCI	USD	43,288	CAD	59,000	02/23/23	1,061
MSCI	USD	42,608	CAD	57,000	03/07/23	241
MSCI	USD	13,484	CAD	18,000	03/15/23	48
MSCI	USD	41,100	CAD	56,000	03/21/23	1,003
MSCI	USD	40,379	CAD	54,000	04/11/23	228
MSCI	USD	40,247	CAD	54,000	04/18/23	363

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2023 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
MSCI	USD	39,427	CAD	53,000	05/01/23	$436
MSCI	USD	93,232	CHF	88,000	02/03/23	2,900
MSCI	USD	96,253	CHF	90,000	02/10/23	2,140
MSCI	USD	90,316	CHF	84,000	02/17/23	1,586
MSCI	USD	91,435	CHF	84,000	02/27/23	566
MSCI	USD	88,131	CHF	82,000	03/01/23	1,698
MSCI	USD	44,221	CLP	39,707,000	02/17/23	5,542
MSCI	USD	46,697	CZK	1,099,000	02/03/23	3,549
MSCI	USD	47,292	CZK	1,099,000	02/10/23	2,932
MSCI	USD	45,037	CZK	1,041,000	02/21/23	2,504
MSCI	USD	45,245	CZK	1,035,000	02/27/23	2,005
MSCI	USD	42,001	CZK	928,000	04/05/23	277
MSCI	USD	14,166	EUR	13,000	03/15/23	5
MSCI	USD	23,980	EUR	22,000	03/15/23	—
MSCI	USD	84,441	GBP	70,000	03/15/23	1,937
MSCI	USD	70,707	GBP	57,000	03/15/23	(371)
MSCI	USD	43,704	HUF	17,498,000	02/17/23	4,674
MSCI	USD	41,151	HUF	16,651,000	03/08/23	4,596
MSCI	USD	38,001	HUF	14,057,000	05/02/23	12
MSCI	USD	45,040	IDR	709,903,000	02/10/23	2,309
MSCI	USD	43,349	IDR	676,868,000	03/01/23	1,782
MSCI	USD	43,177	IDR	655,903,000	03/15/23	545
MSCI	USD	41,429	INR	3,394,000	03/23/23	(121)
MSCI	USD	41,087	JPY	5,311,000	04/05/23	67
MSCI	USD	44,539	MXN	881,000	02/10/23	2,182
MSCI	USD	41,570	MXN	831,000	03/08/23	2,293
MSCI	USD	40,394	MXN	812,000	03/22/23	2,356
MSCI	USD	39,871	MXN	775,000	04/12/23	773
MSCI	USD	89,180	MYR	422,000	02/03/23	9,748
MSCI	USD	90,525	MYR	428,000	02/10/23	9,848
MSCI	USD	89,388	MYR	406,000	02/17/23	5,864
MSCI	USD	43,764	MYR	200,000	02/27/23	3,185
MSCI	USD	86,204	MYR	388,000	03/01/23	4,888
MSCI	USD	42,257	MYR	185,000	03/08/23	1,194
MSCI	USD	46,752	NOK	464,000	02/10/23	(249)
MSCI	USD	44,620	NOK	443,000	02/17/23	(207)
MSCI	USD	44,679	NZD	76,000	02/03/23	4,448
MSCI	USD	45,597	NZD	77,000	02/10/23	4,181
MSCI	USD	43,652	NZD	71,000	02/27/23	2,255
MSCI	USD	40,649	NZD	65,000	04/05/23	1,384
MSCI	USD	40,870	NZD	64,000	04/12/23	515
MSCI	USD	40,269	NZD	63,000	04/19/23	468
MSCI	USD	38,888	NZD	60,000	04/26/23	(91)
MSCI	USD	39,209	NZD	61,000	05/02/23	234
MSCI	USD	40,659	PEN	157,000	03/22/23	9

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2023 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
MSCI	USD	43,989	PLN	202,000	02/17/23	$2,594
MSCI	USD	42,983	PLN	200,000	02/27/23	3,103
MSCI	USD	41,703	PLN	189,000	03/08/23	1,818
MSCI	USD	41,456	PLN	186,000	03/15/23	1,350
MSCI	USD	39,977	PLN	175,000	04/19/23	191
MSCI	USD	38,488	PLN	168,000	04/26/23	53
MSCI	USD	364,119	SEK	3,758,000	03/15/23	(3,949)
MSCI	USD	41,943	SEK	428,000	03/22/23	(908)
MSCI	USD	48,084	THB	1,688,000	02/03/23	3,057
MSCI	USD	48,638	THB	1,690,000	02/10/23	2,603
MSCI	USD	44,292	ZAR	810,000	02/03/23	2,255
MSCI	USD	44,926	ZAR	804,000	02/10/23	1,248
MSCI	USD	44,205	ZAR	766,000	02/17/23	(241)
MSCI	USD	43,364	ZAR	755,000	02/27/23	(69)
MSCI	USD	81,255	ZAR	1,417,000	03/22/23	(157)
MSCI	USD	80,468	ZAR	1,384,000	04/05/23	(1,352)
MSCI	USD	80,533	ZAR	1,381,000	04/12/23	(1,631)
MSCI	USD	79,610	ZAR	1,376,000	04/19/23	(1,036)
MSCI	USD	76,904	ZAR	1,341,000	04/26/23	(370)
MSCI	USD	77,474	ZAR	1,364,000	05/02/23	338
MSCI	ZAR	755,000	USD	43,385	02/27/23	90
MSCI	ZAR	731,000	USD	42,626	03/01/23	715
MSCI	ZAR	732,000	USD	42,801	03/08/23	857
MSCI	ZAR	1,475,000	USD	85,579	03/15/23	1,111
MSCI	ZAR	1,417,000	USD	81,508	03/22/23	410
MSCI	ZAR	1,384,000	USD	78,776	04/05/23	(340)
SG	AUD	60,000	USD	40,496	04/05/23	(1,957)
SG	AUD	249,700	USD	178,050	04/20/23	1,279
SG	CHF	74,000	USD	81,258	04/12/23	(174)
SG	CLP	37,856,000	USD	44,790	03/09/23	(2,505)
SG	CZK	1,099,000	USD	44,925	02/10/23	(5,299)
SG	GBP	456,000	USD	565,752	04/20/23	2,634
SG	INR	3,689,000	USD	44,162	02/03/23	(863)
SG	SGD	64,000	USD	45,616	02/10/23	(3,105)
SG	USD	86,265	AUD	128,000	03/01/23	4,182
SG	USD	87,504	CHF	80,000	03/08/23	202
SG	USD	43,597	HUF	18,348,000	02/03/23	7,381
SG	USD	43,810	MXN	882,000	02/07/23	2,988
SG	USD	42,928	MXN	853,000	02/27/23	2,171
SG	USD	41,380	SEK	431,000	03/15/23	(73)
SG	USD	42,741	ZAR	731,000	03/01/23	(829)
SG	ZAR	810,000	USD	47,451	02/03/23	903
Net unrealized appreciation (depreciation)						$(242,228)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio's investments:

Assets Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$138,018,541	$30,598,584	$—	$168,617,125
Preferred stocks	—	125,245	—	125,245
Investment companies	27,231,006	—	—	27,231,006
Warrant	47	—	—	47
Short-term investments	—	95,871,602	—	95,871,602
Corporate bonds	—	56,941,541	—	56,941,541
Equity and foreign exchange options purchased	2,264,765	—	—	2,264,765
Futures contracts	607,580	—	—	607,580
Swap agreements	—	1,871,331	—	1,871,331
Forward foreign currency contracts	—	382,711	—	382,711
Total	$168,121,939	$185,791,014	$—	$353,912,953
Liabilities
Investments sold short
Common stocks	$(96,558,350)	$(9,499,054)	$—	$(106,057,404)
Corporate bonds	—	(85,485)	—	(85,485)
Investment companies	(10,250,254)	—	—	(10,250,254)
Equity options written	(1,113,148)	—	—	(1,113,148)
Futures contracts	(1,200,130)	(217,576)	—	(1,417,706)
Swap agreements	—	(786,342)	—	(786,342)
Forward foreign currency contracts	—	(624,939)	—	(624,939)
Total	$(109,121,881)	$(11,213,397)	$—	$(120,335,278)

Portfolio footnotes

*  Non-income producing security.

†  Amount represents less than 0.05% or (0.05)%.

1  Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $17,881,113, represented 5.0% of the Portfolio's net assets at period end.

3  Rates shown reflect yield at January 31, 2023.

4  Zero coupon bond.

5  Payments made/received are based on the notional amount.

See accompanying notes to financial statements.

PACE Select Advisors Trust

Glossary of terms used in the Portfolio of investments
January 31, 2023 (unaudited)

Portfolio acronyms:

ABS  Asset-backed Security

ADR  American Depositary Receipt

AGM  Assured Guaranty Municipal

AID  Anticipation Certificates of Indebtedness

AMBAC  American Municipal Bond Assurance Corporation

AMT  Alternative Minimum Tax

ARM  Adjustable Rate Mortgage

BAM  Build Americal Mutual

BBSW  Bank Bill Swap Rate

BOBL  Bundesobligationen

CDO  Collateralized Debt Obligation

CJSC  Closed Joint Stock Company

CLO  Collateralized Loan Obligation

CMT  Constant Maturity Treasury Index

COFI  Cost of Funds Index

COP  Certificate of Participation

CPI  Consumer Price Index

DAC  Designated Activity Company

DIP  Debtor-in-possession

ETF  Exchange Traded Fund

EURIBOR  Euro Interbank Offered Rate

FHA  Federal Housing Administration

FHLB  Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

FRN  Floating Rate Note

GDR  Global Depositary Receipt

GMAC  General Motors Acceptance Corporation

GNMA  Government National Mortgage Association

GO  General Obligation

GSAMP  Goldman Sachs Asset Mortgage Passthrough

GTD  Guaranteed

IO  Interest Only

JSC  Joint Stock Company

LIBOR  London Interbank Offered Rate

MGIC  Mortgage Guaranty Insurance Corporation

MTA  Monthly Treasury Average Index

NVDR  Non-Voting Depository Receipt

OAT  Obligation Assimilables du Trésor (French Government Bonds)

OBFR  Overnight Bank Funding Rate

OTC  Over The Counter

PJSC  Private Joint Stock Company

PO  Principal Only

PSF  Permanent School Fund

RASC  Retirement Administration Service Center

RBA IOCR  RBA Interbank Overnight Cash Rate

REIT  Real Estate Investment Trust

REMIC  Real Estate Mortgage Investment Conduit

RPI  Retail Price Index

SARL

SBA  Small Business Administration

SIFMA  Municipal Swap Index Yield

SOFR  Secured Overnight Financing Rate

SONIA  Sterling Overnight Index Average

SPDR  Standard and Poor's Depository Receipts

STRIP  Separate Trading of Registered Interest and Principal of Securities

TBA  To-Be-Announced Security

TIPS  Treasury inflation protected securities

UMBS  Uniform Mortgage-Backed Securities

VRD  Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of period end and reset periodically.

Currency type abbreviations:

ARS  Argentine Peso

AUD  Australian Dollar

BRL   Brazilian Real

CAD  Canadian Dollar

CHF   Swiss Franc

CLP  Chilean Peso

CNH  Chinese Yuan Renminbi Offshore

CNY   Chinese Yuan Renminbi

COP  Colombian Peso

CZK  Czech Koruna

DKK  Danish Krone

EUR  Euro

GBP  Great Britain Pound

HKD  Hong Kong Dollar

HUF  Hungarian Forint

IDR  Indonesian Rupiah

ILS  Israeli Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

MXN  Mexican Peso

MYR  Malaysian Ringgit

NOK  Norwegian Krone

NZD  New Zealand Dollar

PEN  Peruvian Sol

PHP  Philippine Peso

PLN  Polish Zloty

RON  Romanian Leu

RUB  Russian Ruble

SEK  Swedish Krona

SGD  Singapore Dollar

THB  Thai Baht

TRY  Turkish Lira

TWD   Taiwan Dollar

USD   United States Dollar

ZAR   South African Rand

Counterparty acronyms:

ANZ  Australia and New Zealand Banking Group

BB  Barclays Bank PLC

BNP  BNP Paribas

BOA  Bank of America

CIBC  Canadian Imperial Bank of Commerce

CITI  Citibank NA

CSI  Credit Suisse International

DB  Deutsche Bank AG

GS  Goldman Sachs

GSI  Goldman Sachs International

HSBC  HSBC Bank PLC

JPMCB  JPMorgan Chase Bank

MSCI  Morgan Stanley & Co. International PLC

NAT  National Westminster

RBC  Royal Bank of Canada

RBS  Royal Bank of Scotland PLC

SCB  Standard Chartered Bank

SG  Societe Generale

SSC  State Street Bank and Trust Co.

TD  Toronto-Dominion Bank

WBC  Westpac Banking Corp.

See accompanying notes to financial statements.

PACE Select Advisors Trust

Understanding your Portfolio's expenses (unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transactional costs (as applicable), including sales charges (loads), or ongoing program fees; and (2) ongoing Portfolio costs, including management fees; service and/or distribution (12b-1) fees (if applicable); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 1, 2022 to January 31, 2023.

Actual expenses (unaudited)

The first line for each class of shares in the table below for each Portfolio provides information about its actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares for each respective Portfolio under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes (unaudited)

The second line for each class of shares in the table below for each Portfolio provides information about hypothetical account values and hypothetical expenses based on that Portfolio's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not that Portfolio's actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any transactional costs (as applicable), such as sales charges (loads), or program fees. Therefore, the second line in the table for each class of shares for each Portfolio is useful in comparing ongoing Portfolio costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or program fees were included, your costs would have been higher.

PACE Select Advisors Trust

		Beginning account value August 1, 2022	Ending account value January 31, 2023	Expenses paid during period[1]	Expense ratio during the period
UBS Government Money Market Investments Fund
Class P	Actual	$1,000.00	$1,014.10	$1.83	0.36%
	Hypothetical (5% annual return before expenses)	1,000.00	1,023.39	1.84	0.36
PACE Mortgage-Backed Securities Fixed Income Investments
Class A	Actual	1,000.00	962.80	4.80	0.97
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.32	4.94	0.97
Class Y	Actual	1,000.00	964.10	3.56	0.72
	Hypothetical (5% annual return before expenses)	1,000.00	1,021.58	3.67	0.72
Class P	Actual	1,000.00	964.90	3.57	0.72
	Hypothetical (5% annual return before expenses)	1,000.00	1,021.58	3.67	0.72
PACE Intermediate Fixed Income Investments
Class A	Actual	1,000.00	983.90	4.30	0.86
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.87	4.38	0.86
Class Y	Actual	1,000.00	985.10	3.05	0.61
	Hypothetical (5% annual return before expenses)	1,000.00	1,022.13	3.11	0.61
Class P	Actual	1,000.00	986.00	3.05	0.61
	Hypothetical (5% annual return before expenses)	1,000.00	1,022.13	3.11	0.61
PACE Strategic Fixed Income Investments
Class A	Actual	1,000.00	991.80	5.37	1.07
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.81	5.45	1.07
Class Y	Actual	1,000.00	993.10	4.12	0.82
	Hypothetical (5% annual return before expenses)	1,000.00	1,021.07	4.18	0.82
Class P	Actual	1,000.00	993.10	4.12	0.82
	Hypothetical (5% annual return before expenses)	1,000.00	1,021.07	4.18	0.82
PACE Municipal Fixed Income Investments
Class A	Actual	1,000.00	1,008.20	4.15	0.82
	Hypothetical (5% annual return before expenses)	1,000.00	1,021.07	4.18	0.82
Class Y	Actual	1,000.00	1,009.20	2.89	0.57
	Hypothetical (5% annual return before expenses)	1,000.00	1,022.233	2.91	0.57
Class P	Actual	1,000.00	1,009.50	2.89	0.57
	Hypothetical (5% annual return before expenses)	1,000.00	1,022.33	2.91	0.57
PACE Global Fixed Income Investments
Class A	Actual	1,000.00	992.10	5.17	1.03
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.01	5.24	1.03
Class Y	Actual	1,000.00	992.00	4.37	0.87
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.82	4.43	0.87
Class P	Actual	1,000.00	992.20	4.22	0.84
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.97	4.28	0.84

PACE Select Advisors Trust

		Beginning account value August 1, 2022	Ending account value January 31, 2023	Expenses paid during period[1]	Expense ratio during the period
PACE High Yield Investments
Class A	Actual	$1,000.00	$1,033.20	$5.43	1.06%
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.86	5.40	1.06
Class Y	Actual	1,000.00	1,033.10	4.51	0.88
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.77	4.48	0.88
Class P	Actual	1,000.00	1,033.10	4.66	0.91
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.62	4.63	0.91
Class P2	Actual	1,000.00	1,036.70	2.52	0.49
	Hypothetical (5% annual return before expenses)	1,000.00	1,022.73	2.50	0.49
PACE Large Co Value Equity Investments
Class A	Actual	1,000.00	1,084.40	5.88	1.12
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.56	5.70	1.12
Class Y	Actual	1,000.00	1,085.90	4.63	0.88
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.77	4.48	0.88
Class P	Actual	1,000.00	1,086.10	4.68	0.89
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.72	4.53	0.89
PACE Large Co Growth Equity Investments
Class A	Actual	1,000.00	962.30	5.59	1.13
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.51	5.75	1.13
Class Y	Actual	1,000.00	963.00	4.35	0.88
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.77	4.48	0.88
Class P	Actual	1,000.00	963.30	4.35	0.88
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.77	4.48	0.88
PACE Small/Medium Co Value Equity Investments
Class A	Actual	1,000.00	1,039.60	6.32	1.23
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.00	6.26	1.23
Class Y	Actual	1,000.00	1,040.80	5.35	1.04
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.96	5.30	1.04
Class P	Actual	1,000.00	1,040.70	5.35	1.04
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.96	5.30	1.04
Class P2	Actual	1,000.00	1,032.80	12.14	2.37
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.26	12.03	2.37
PACE Small/Medium Co Growth Equity Investments
Class A	Actual	1,000.00	1,030.60	6.35	1.24
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.95	6.31	1.24
Class Y	Actual	1,000.00	1,031.10	4.91	0.96
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.37	4.89	0.96
Class P	Actual	1,000.00	1,031.70	5.53	1.08
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.76	5.50	1.08
Class P2	Actual	1,000.00	1,021.00	16.61	3.26
	Hypothetical (5% annual return before expenses)	1,000.00	1,008.77	16.51	3.26

PACE Select Advisors Trust

		Beginning account value August 1, 2022	Ending account value January 31, 2023	Expenses paid during period[1]	Expense ratio during the period
PACE International Equity Investments
Class A	Actual	$1,000.00	$1,072.40	$8.78	1.68%
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.74	8.54	1.68
Class Y	Actual	1,000.00	1,074.50	7.48	1.43
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.00	7.27	1.43
Class P	Actual	1,000.00	1,074.00	7.48	1.43
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.00	7.27	1.43
PACE International Emerging Markets Equity Investments
Class A	Actual	1,000.00	1,084.20	7.62	1.45
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.90	7.37	1.45
Class Y	Actual	1,000.00	1,084.90	6.31	1.20
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.16	6.11	1.20
Class P	Actual	1,000.00	1,085.40	6.31	1.20
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.16	6.11	1.20
PACE Global Real Estate Securities Investments
Class A	Actual	1,000.00	947.00	7.12	1.45
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.90	7.38	1.45
Class P	Actual	1,000.00	949.00	5.90	1.20
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.16	6.11	1.20
PACE Alternative Strategies Investments
Class A	Actual	1,000.00	1,032.10	13.21	2.58
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.20	13.09	2.58
Class Y	Actual	1,000.00	1,031.90	11.88	2.32
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.51	11.77	2.32
Class P	Actual	1,000.00	1,032.10	11.93	2.33
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.46	11.82	2.33
Class P2[2]	Actual	1,000.00	1,020.40	8.11	3.71
	Hypothetical (5% annual return before expenses)	1,000.00	1,006.50	18.76	3.71

1  Expenses are equal to the Portfolio's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

2  The Fund commenced operations on November 14, 2022. Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 79 divided by 365 (to reflect the actual days in the period) for the actual example and 184 divided by 365 (to reflect the one-half year period) for the hypothetical example.

PACE Select Advisors Trust

Statement of assets and liabilities
January 31, 2023 (unaudited)

	UBS Government Money Market Investments Fund	PACE Mortgage-Backed Securities Fixed Income Investments	PACE Intermediate Fixed Income Investments
Assets:
Investments, at cost
Investments	$1,417,779,860	$428,239,327	$242,686,189
Repurchase agreements	142,681,000	—	—
Investments, at value
Investments[1]	$1,417,779,860	$410,526,556	$242,550,122
Repurchase agreements	142,681,000	—	—
Foreign currency	—	—	—
Cash	572	—	—
Cash collateral on futures	—	323,200	828,800
Cash collateral on swap agreements	—	495,041	—
Receivable for investments sold	—	139,332,652	7,024,432
Receivable for when issued TBA securities	—	139,549,695	—
Receivable for fund shares sold	15,695,088	165,865	111,650
Receivable for interest and dividends	728,380	722,996	2,195,902
Receivable from affiliate	—	—	4,943
Receivable for variation margin on futures contracts	—	266,746	226,587
Receivable for variation margin on centrally cleared swap agreements	—	2,747,112	—
Other assets	90,202	22,684	22,463
Total assets	1,576,975,102	694,152,547	252,964,899
Liabilities:
Reverse repurchase agreements, at value (cost—$0; $14,569,936 and $0, respectively)	—	14,569,936	—
Investments sold short, at value (proceeds—$0; $65,589,269 and $0, respectively)	—	65,677,467	—
Options and swaptions written, at value (premiums received $0; $869,681 and $0, respectively)	—	615,726	—
Due to broker	—	2,827,746	992,301
Payable for cash collateral from securities loaned	—	—	6,075,808
Payable for investments purchased	26,250,331	7,302,696	12,886,578
Payable for when issued TBA securities	—	379,127,648	—
Payable for fund shares redeemed	14,652,435	444,920	481,217
Payable for dividend and interest expense on investments sold short	—	36,506	—
Dividends payable to shareholders	2,354,631	—	—
Payable to affiliate	150,281	67,588	—
Payable to custodian	1,609	85,117	186,556
Accrued expenses and other liabilities	961,401	174,692	160,766
Total liabilities	44,370,688	470,930,042	20,783,226
Net assets	$1,532,604,414	$223,222,505	$232,181,673

1  Includes $0; $0 and $5,966,845, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements.

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
January 31, 2023 (unaudited)

	UBS Government Money Market Investments Fund	PACE Mortgage-Backed Securities Fixed Income Investments	PACE Intermediate Fixed Income Investments
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$1,532,605,796	$287,341,603	$267,895,106
Distributable earnings (accumulated losses)	(1,382)	(64,119,098)	(35,713,433)
Net assets	$1,532,604,414	$223,222,505	$232,181,673
Class A
Net assets	$—	$21,003,083	$8,584,588
Shares outstanding	—	1,940,442	796,225
Net asset value per share	$—	$10.82	$10.78
Maximum offering price per share	$—	$11.24	$11.20
Class Y
Net assets	$—	$7,753,615	$194,424
Shares outstanding	—	716,378	18,035
Net asset value, offering price and redemption value per share[3]	$—	$10.82	$10.78
Class P
Net assets	$1,532,604,414	$194,465,807	$223,402,661
Shares outstanding	1,532,604,587	17,958,108	20,715,466
Net asset value, offering price and redemption value per share[3]	$1.00	$10.83	$10.78

3  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements.

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
January 31, 2023 (unaudited)

	PACE Strategic Fixed Income Investments	PACE Municipal Fixed Income Investments	PACE Global Fixed Income Investments
Assets:
Investments, at cost
Investments	$566,349,005	$233,097,304	$225,769,174
Foreign currency	309,315	—	166,678
Investments, at value
Investments[1]	$547,078,396	$228,789,845	$222,320,470
Foreign currency	262,459	—	166,751
Cash	9,499	—	186,854
Cash collateral on futures	1,489,171	—	1,402,936
Cash collateral on swap agreements	568,000	—	—
Due from broker	31,722	—	—
Receivable for investments sold	13,246,419	—	—
Receivable for when issued TBA securities	5,074,982	—	—
Receivable for fund shares sold	465,362	716,631	169,339
Receivable for interest and dividends	4,700,096	2,236,694	1,666,221
Receivable for foreign tax reclaims	—	—	21,620
Receivable for variation margin on futures contracts	93,987	—	204,430
Receivable for variation margin on centrally cleared swap agreements	77,956	—	—
Unrealized appreciation on forward foreign currency contracts	213,717	—	185,325
Other assets	27,594	22,169	22,193
Total assets	573,339,360	231,765,339	226,346,139
Liabilities:
Options and swaptions written, at value (premiums received $86,101; $0 and $0, respectively)	48,071	—	—
Due to broker	1,210,153	—	—
Payable for cash collateral from securities loaned	12,325,748	—	—
Payable for investments purchased	21,979,053	1,125,470	2,247,279
Payable for when issued TBA securities	16,705,272	—	1,304,799
Payable for fund shares redeemed	1,599,380	181,121	454,846
Payable to affiliate	179,394	86,768	78,913
Payable to custodian	38,196	20,141	64,557
Payable for foreign withholding taxes and foreign capital gains taxes	—	—	8,540
Payable for dollar roll transactions	18,480,903	—	—
Unrealized depreciation on forward foreign currency contracts	318,509	—	539,386
Accrued expenses and other liabilities	167,856	82,984	194,164
Total liabilities	73,052,535	1,496,484	4,892,484
Net assets	$500,286,825	$230,268,855	$221,453,655

1  Includes $17,709,643; $0 and $229,058, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements.

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
January 31, 2023 (unaudited)

	PACE Strategic Fixed Income Investments	PACE Municipal Fixed Income Investments	PACE Global Fixed Income Investments
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$596,420,363	$234,567,677	$269,032,815
Distributable earnings (accumulated losses)	(96,133,538)	(4,298,822)	(47,579,160)
Net assets	$500,286,825	$230,268,855	$221,453,655
Class A
Net assets	$11,034,886	$28,605,174	$18,517,065
Shares outstanding	921,329	2,334,565	2,196,879
Net asset value per share	$11.98	$12.25	$8.43
Maximum offering price per share	$12.45	$12.53	$8.76
Class Y
Net assets	$943,974	$3,790	$1,448,039
Shares outstanding	78,960	309	173,357
Net asset value, offering price and redemption value per share[2]	$11.96	$12.26[3]	$8.35
Class P
Net assets	$488,307,965	$201,659,891	$201,488,551
Shares outstanding	40,800,016	16,448,326	23,991,306
Net asset value, offering price and redemption value per share[2]	$11.97	$12.26	$8.40

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

3  Actual net asset value per share presented differs from calculated net asset value per share due to rounding.

See accompanying notes to financial statements.

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
January 31, 2023 (unaudited)

	PACE High Yield Investments	PACE Large Co Value Equity Investments	PACE Large Co Growth Equity Investments
Assets:
Investments, at cost
Investments	$246,585,130	$845,432,902	$731,763,587
Foreign currency	322,565	—	—
Investments, at value
Investments[1]	$217,103,665	$889,419,121	$724,572,538
Foreign currency	323,668	—	—
Cash	495,219	613	—
Receivable for investments sold	2,168,503	4,010,054	6,535,198
Receivable for fund shares sold	92,689	1,476,312	2,753,232
Receivable for interest and dividends	3,635,413	852,939	554,230
Receivable for foreign tax reclaims	999	116,707	37,390
Unrealized appreciation on forward foreign currency contracts	2,674	—	—
Other assets	37,072	29,057	28,721
Total assets	223,859,902	895,904,803	734,481,309
Liabilities:
Payable for cash collateral from securities loaned	47,653	582,775	—
Payable for investments purchased	2,361,853	660,619	8,010,285
Payable for fund shares redeemed	506,244	2,962,719	1,665,493
Payable to affiliate	135,168	581,228	465,457
Payable to custodian	9,937	12,085	65,670
Payable for foreign withholding taxes and foreign capital gains taxes	165	22,174	—
Unrealized depreciation on forward foreign currency contracts	1,147,492	—	—
Accrued expenses and other liabilities	176,319	195,989	236,319
Total liabilities	4,384,831	5,017,589	10,443,224
Net assets	$219,475,071	$890,887,214	$724,038,085

1  Includes $46,761; $25,498,816 and $0, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements.

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
January 31, 2023 (unaudited)

	PACE High Yield Investments	PACE Large Co Value Equity Investments	PACE Large Co Growth Equity Investments
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$274,099,079	$846,101,969	$743,196,957
Distributable earnings (accumulated losses)	(54,624,008)	44,785,245	(19,158,872)
Net assets	$219,475,071	$890,887,214	$724,038,085
Class A
Net assets	$3,329,170	$93,094,193	$39,169,960
Shares outstanding	395,483	4,850,537	3,512,535
Net asset value per share	$8.42	$19.19	$11.15
Maximum offering price per share	$8.75	$20.31	$11.80
Class Y
Net assets	$593,147	$17,142,973	$16,883,043
Shares outstanding	70,164	891,952	1,287,293
Net asset value, offering price and redemption value per share[2]	$8.45	$19.22	$13.12
Class P
Net assets	$196,349,599	$780,650,048	$667,985,082
Shares outstanding	23,372,992	40,919,657	52,253,439
Net asset value, offering price and redemption value per share[2]	$8.40	$19.08	$12.78
Class P2
Net assets	$19,203,155	$—	$—
Shares outstanding	2,267,135	—	—
Net asset value and offering price per share	$8.47	$—	$—

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements.

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
January 31, 2023 (unaudited)

	PACE Small/Medium Co Value Equity Investments	PACE Small/Medium Co Growth Equity Investments	PACE International Equity Investments
Assets:
Investments, at cost
Investments	$312,712,658	$282,048,615	$786,670,859
Foreign currency	1,625	—	2,651,336
Investments, at value
Investments[1]	$364,910,190	$294,005,773	$875,529,452
Foreign currency	1,636	—	2,654,959
Cash	1,748	—	—
Receivable for investments sold	754,959	1,315,117	804,640
Receivable for fund shares sold	215,948	712,259	146,535
Receivable for interest and dividends	110,795	45,418	599,989
Receivable for foreign tax reclaims	13,990	—	4,601,433
Other assets	28,453	28,097	34,958
Total assets	366,037,719	296,106,664	884,371,966
Liabilities:
Investments sold short, at value (proceeds—$0; $0 and $97,921,769, respectively)	—	—	101,554,906
Payable for bank loan	—	—	712,254
Payable for cash collateral from securities loaned	11,365,796	1,588,574	7,447,878
Payable for investments purchased	3,706	637,861	2,603,319
Payable for fund shares redeemed	763,189	572,100	1,748,827
Payable for dividend and interest expense on investments sold short	—	—	158,027
Payable to affiliate	254,595	182,093	528,189
Payable to custodian	3,561	—	78,540
Payable for foreign withholding taxes and foreign capital gains taxes	647	—	182,041
Accrued expenses and other liabilities	142,530	139,249	266,693
Total liabilities	12,534,024	3,119,877	115,280,674
Net assets	$353,503,695	$292,986,787	$769,091,292

1  Includes $14,902,033; $5,750,330 and $16,326,676, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements.

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
January 31, 2023 (unaudited)

	PACE Small/Medium Co Value Equity Investments	PACE Small/Medium Co Growth Equity Investments	PACE International Equity Investments
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$302,779,350	$296,460,519	$698,965,588
Distributable earnings (accumulated losses)	50,724,345	(3,473,732)	70,125,704
Net assets	$353,503,695	$292,986,787	$769,091,292
Class A
Net assets	$16,425,407	$19,479,205	$22,308,574
Shares outstanding	924,535	1,754,296	1,381,807
Net asset value per share	$17.77	$11.10	$16.14
Maximum offering price per share	$18.80	$11.75	$17.08
Class Y
Net assets	$127,929	$7,617	$10,392,539
Shares outstanding	6,738	560	648,067
Net asset value, offering price and redemption value per share[2]	$18.99	$13.60	$16.04
Class P
Net assets	$336,949,675	$273,499,453	$736,390,179
Shares outstanding	18,098,597	21,020,109	46,051,833
Net asset value, offering price and redemption value per share[2]	$18.62	$13.01	$15.99
Class P2
Net assets	$684	$512	$—
Shares outstanding	37	41	—
Net asset value and offering price per share	$18.43[3]	$12.64[3]	$—

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

3  Actual net asset value per share presented differs from calculated net asset value per share due to rounding.

See accompanying notes to financial statements.

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
January 31, 2023 (unaudited)

	PACE International Emerging Markets Equity Investments	PACE Global Real Estate Securities Investments	PACE Alternative Strategies Investments
Assets:
Investments, at cost
Investments	$282,984,915	$84,005,064	$339,484,418
Foreign currency	1,032,559	1,819	3,279,588
Investments, at value
Investments[1]	$290,178,341	$78,308,777	$351,051,331
Foreign currency	1,032,474	1,819	3,300,700
Cash collateral on options	—	—	2,820,299
Cash collateral on futures	—	—	4,113,675
Cash collateral on swap agreements	—	—	20,573,036
Cash collateral on investments sold short	—	—	78,847,081
Cash collateral for forward foreign currency contracts	—	—	270,000
Due from broker	—	—	18,572,187
Receivable for investments sold	3,515,157	128,186	7,694,752
Receivable for fund shares sold	59,939	21,792	61,368
Receivable for interest and dividends	799,239	168,384	1,511,435
Receivable for foreign tax reclaims	29,176	34,498	185,493
OTC swap agreements, at value[2]	—	—	1,299,082
Unrealized appreciation on forward foreign currency contracts	—	—	382,711
Other assets	39,394	17,852	43,580
Total assets	295,653,720	78,681,308	490,726,730
Liabilities:
Investments sold short, at value (proceeds—$0; $0 and $106,011,454, respectively)	—	—	116,393,143
Options and swaptions written, at value (premiums received $0; $0 and $1,675,542, respectively)	—	—	1,113,148
Due to broker	—	—	1,180,131
Payable for bank loan	1,154,926	—	—
Payable for cash collateral from securities loaned	6,783,375	2,209,100	—
Payable for investments purchased	3,008,765	125,941	14,222,256
Payable for fund shares redeemed	646,471	169,725	555,522
Payable for dividend and interest expense on investments sold short	—	—	154,512
Payable to affiliate	174,826	47,893	322,973
Payable to custodian	313,493	13,101	263,558
Payable for foreign withholding taxes and foreign capital gains taxes	576,923	32,301	8,228
Payable for variation margin on futures contracts	—	—	699,046
Payable for variation margin on centrally cleared swap agreements	—	—	28,483
OTC swap agreements, at value	—	—	786,342
Unrealized depreciation on forward foreign currency contracts	—	—	624,939
Accrued expenses and other liabilities	121,479	165,835	93,468
Total liabilities	12,780,258	2,763,896	136,445,749
Net assets	$282,873,462	$75,917,412	$354,280,981

1  Includes $7,765,481; $6,316,911 and $0, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

2  Net upfront payment made by PACE Alternative Strategies Investments was $65.

See accompanying notes to financial statements.

PACE Select Advisors Trust

Statement of assets and liabilities (concluded)
January 31, 2023 (unaudited)

	PACE International Emerging Markets Equity Investments	PACE Global Real Estate Securities Investments	PACE Alternative Strategies Investments
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$299,105,641	$90,830,807	$357,637,323
Distributable earnings (accumulated losses)	(16,232,179)	(14,913,395)	(3,356,342)
Net assets	$282,873,462	$75,917,412	$354,280,981
Class A
Net assets	$3,489,934	$220,423	$4,208,532
Shares outstanding	273,997	32,250	398,224
Net asset value per share	$12.74	$6.83	$10.57
Maximum offering price per share	$13.48	$7.23	$11.19
Class Y
Net assets	$4,551,250	$—	$408,566
Shares outstanding	354,095	—	38,495
Net asset value, offering price and redemption value per share[3]	$12.85	$—	$10.61
Class P
Net assets	$274,832,278	$75,696,989	$349,662,886
Shares outstanding	21,510,991	11,590,145	33,099,411
Net asset value, offering price and redemption value per share[3]	$12.78	$6.53	$10.56
Class P2
Net assets	$—	$—	$997
Shares outstanding	—	—	95
Net asset value and offering price per share	$—	$—	$10.53[4]
3  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

4  Actual net asset value per share presented differs from calculated net asset value per share due to rounding.

See accompanying notes to financial statements.

PACE Select Advisors Trust

Statement of operations
For the six months ended January 31, 2023 (unaudited)

	UBS Government Money Market Investments Fund	PACE Mortgage-Backed Securities Fixed Income Investments	PACE Intermediate Fixed Income Investments
Investment income:
Interest	$15,068,068	$4,219,015	$5,325,147
Securities lending	—	—	10,431
Foreign tax withheld	—	(335,050)	—
Total income	15,068,068	3,883,965	5,335,578
Expenses:
Investment management and administration fees	1,075,739	654,817	668,211
Service fees—Class A	—	26,863	11,116
Transfer agency and related services fees	387,212	213,423	190,120
Custody and fund accounting fees	17,002	78,119	115,054
Trustees fees	9,734	9,253	9,265
Professional services fees	41,733	93,217	94,537
Printing and shareholder report fees	36,028	21,650	21,188
Federal and state registration fees	43,936	23,351	23,368
Insurance expense	1,525	3,513	2,001
Other expenses	26,491	26,052	26,647
Total expenses	1,639,400	1,150,258	1,161,507
Fee waivers and/or expense reimbursements by investment manager and administrator	(95,786)	(265,706)	(408,755)
Net expenses	1,543,614	884,552	752,752
Net investment income (loss)	13,524,454	2,999,413	4,582,826
Net realized and unrealized gains (loss) from investment activities:
Net realized gain (loss) on:
Investments	—	(10,538,310)	(28,365,733)
Securities sold short	—	911,868	—
Options and swaptions written	—	289,913	(1,586)
Futures contracts	—	278,701	(328,121)
Swap agreements	—	4,153,958	(253,247)
Forward foreign currency contracts	—	—	233,603
Foreign currency transactions	—	—	(670)
Net realized gain (loss)	—	(4,903,870)	(28,715,754)
Change in net unrealized appreciation (depreciation) on:
Investments	—	(9,393,254)	18,827,595
Investments sold short	—	318,092	217,390
Options and swaptions written	—	1,018,985	(3,609)
Futures contracts	—	266,746	271,838
Swap agreements	—	(365,347)	240,152
Forward foreign currency contracts	—	—	(208,369)
Translation of other assets and liabilities denominated in foreign currency	—	—	9,254
Net change in unrealized appreciation (depreciation)	—	(8,154,778)	19,354,251
Net realized and unrealized gain (loss)	—	(13,058,648)	(9,361,503)
Net increase (decrease) in net assets resulting from operations	$13,524,454	$(10,059,235)	$(4,778,677)

See accompanying notes to financial statements.

PACE Select Advisors Trust

Statement of operations (continued)
For the six months ended January 31, 2023 (unaudited)

	PACE Strategic Fixed Income Investments	PACE Municipal Fixed Income Investments	PACE Global Fixed Income Investments
Investment income:
Dividends	$60,660	$—	$—
Interest	12,518,835	3,644,114	3,344,079
Securities lending	36,323	—	404
Foreign tax withheld	(3,142)	—	(10,796)
Total income	12,612,676	3,644,114	3,333,687
Expenses:
Investment management and administration fees	1,383,320	617,228	690,672
Service fees—Class A	14,129	35,810	23,578
Transfer agency and related services fees	246,060	40,716	220,450
Custody and fund accounting fees	118,170	12,399	107,776
Trustees fees	11,253	9,296	9,212
Professional services fees	105,688	75,199	97,543
Printing and shareholder report fees	26,404	8,578	23,792
Federal and state registration fees	23,577	23,843	22,902
Insurance expense	3,341	1,495	1,463
Interest expense	438,070	—	—
Other expenses	30,228	18,450	19,878
Total expenses	2,400,240	843,014	1,217,266
Fee waivers and/or expense reimbursements by investment manager and administrator	(227,464)	(102,283)	(232,194)
Net expenses	2,172,776	740,731	985,072
Net investment income (loss)	10,439,900	2,903,383	2,348,615
Net realized and unrealized gains (loss) from investment activities:
Net realized gain (loss) on:
Investments	(47,703,302)	57,621	(22,288,895)
Securities sold short	2,927,934	—	—
Options and swaptions written	458,321	—	—
Futures contracts	1,237,116	—	541,207
Swap agreements	(1,008,510)	—	—
Forward foreign currency contracts	(378,151)	—	2,200,026
Foreign currency transactions	94,742	—	194,764
Net realized gain (loss)	(44,371,850)	57,621	(19,352,898)
Change in net unrealized appreciation (depreciation) on:
Investments	27,996,281	(1,997,358)	14,867,111
Options and swaptions written	(339,325)	—	—
Futures contracts	(1,218,073)	—	(719,678)
Swap agreements	1,105,962	—	—
Forward foreign currency contracts	1,670	—	(110,939)
Translation of other assets and liabilities denominated in foreign currency	(29,062)	—	62,898
Net change in unrealized appreciation (depreciation)	27,517,453	(1,997,358)	14,099,392
Net realized and unrealized gain (loss)	(16,854,397)	(1,939,737)	(5,253,506)
Net increase (decrease) in net assets resulting from operations	$(6,414,497)	$963,646	$(2,904,891)

See accompanying notes to financial statements.

PACE Select Advisors Trust

Statement of operations (continued)
For the six months ended January 31, 2023 (unaudited)

	PACE High Yield Investments	PACE Large Co Value Equity Investments	PACE Large Co Growth Equity Investments
Investment income:
Dividends	$12,409	$10,326,789	$4,353,722
Interest	7,661,306	454,368	410,095
Securities lending	2,533	12,673	153
Foreign tax withheld	—	(71,518)	(3,491)
Total income	7,676,248	10,722,312	4,760,479
Expenses:
Investment management and administration fees	801,930	3,437,494	3,199,805
Service fees—Class A	4,309	114,038	53,692
Transfer agency and related services fees	182,615	285,972	278,522
Custody and fund accounting fees	24,343	75,487	43,594
Trustees fees	9,132	13,676	13,611
Professional services fees	80,566	91,461	113,936
Printing and shareholder report fees	16,872	30,483	26,933
Federal and state registration fees	32,343	23,903	23,973
Insurance expense	1,315	5,476	6,141
Interest expense	2,387	2,087	11,549
Other expenses	27,665	38,914	28,439
Total expenses	1,183,477	4,118,991	3,800,195
Fee waivers and/or expense reimbursements by investment manager and administrator	(176,188)	(3,033)	(173,224)
Net expenses	1,007,289	4,115,958	3,626,971
Net investment income (loss)	6,668,959	6,606,354	1,133,508
Net realized and unrealized gains (loss) from investment activities:
Net realized gain (loss) on:
Investments	(8,830,881)	24,940,957	(5,671,518)
Forward foreign currency contracts	(2,055,790)	—	—
Foreign currency transactions	1,377,899	(3,878)	—
Net realized gain (loss)	(9,508,772)	24,937,079	(5,671,518)
Change in net unrealized appreciation (depreciation) on:
Investments	10,795,584	40,119,257	(36,394,379)
Forward foreign currency contracts	(1,216,441)	—	—
Translation of other assets and liabilities denominated in foreign currency	49,199	7,272	—
Net change in unrealized appreciation (depreciation)	9,628,342	40,126,529	(36,394,379)
Net realized and unrealized gain (loss)	119,570	65,063,608	(42,065,897)
Net increase (decrease) in net assets resulting from operations	$6,788,529	$71,669,962	$(40,932,389)

See accompanying notes to financial statements.

PACE Select Advisors Trust

Statement of operations (continued)
For the six months ended January 31, 2023 (unaudited)

	PACE Small/Medium Co Value Equity Investments	PACE Small/Medium Co Growth Equity Investments	PACE International Equity Investments
Investment income:
Dividends	$3,246,188	$949,035	$10,118,853
Interest	293,758	58,845	87,005
Securities lending	41,697	19,047	31,716
Foreign tax withheld	(13,989)	(7,279)	(782,709)
Total income	3,567,654	1,019,648	9,454,865
Expenses:
Investment management and administration fees	1,464,224	1,237,272	3,343,112
Service fees—Class A	20,792	24,955	26,439
Transfer agency and related services fees	263,054	259,768	270,586
Custody and fund accounting fees	24,617	30,479	166,267
Trustees fees	10,134	9,917	12,864
Professional services fees	75,100	74,737	145,333
Printing and shareholder report fees	23,087	23,205	25,881
Federal and state registration fees	32,210	32,286	32,635
Insurance expense	2,321	2,423	5,466
Interest expense	3,299	6,939	22,075
Dividend expense	—	—	1,606,569
Other expenses	28,084	24,323	52,897
Total expenses	1,946,922	1,726,304	5,710,124
Fee waivers and/or expense reimbursements by investment manager and administrator	(24,134)	(33,557)	(306,357)
Net expenses	1,922,788	1,692,747	5,403,767
Net investment income (loss)	1,644,866	(673,099)	4,051,098
Net realized and unrealized gains (loss) from investment activities:
Net realized gain (loss) on:
Investments (including foreign capital gain tax expense of $0; $0; $3,486, respectively)	11,579,384	2,410,892	(10,325,656)
Securities sold short	—	—	4,807,120
Forward foreign currency contracts	—	—	(12,608)
Foreign currency transactions	(1,886)	—	64,068
Net realized gain (loss)	11,577,498	2,410,892	(5,467,076)
Change in net unrealized appreciation (depreciation) on:
Investments (net of change in deferred foreign capital gain taxes of $0; $0; $1,316 respectively)	(866,675)	5,377,555	72,757,904
Investments sold short	—	—	(20,964,765)
Translation of other assets and liabilities denominated in foreign currency	8	—	229,686
Net change in unrealized appreciation (depreciation)	(866,667)	5,377,555	52,022,825
Net realized and unrealized gain (loss)	10,710,831	7,788,447	46,555,749
Net increase (decrease) in net assets resulting from operations	$12,355,697	$7,115,348	$50,606,847

See accompanying notes to financial statements.

PACE Select Advisors Trust

Statement of operations (concluded)
For the six months ended January 31, 2023 (unaudited)

	PACE International Emerging Markets Equity Investments	PACE Global Real Estate Securities Investments	PACE Alternative Strategies Investments
Investment income:
Dividends	$3,868,628	$1,117,268	$5,377,935
Interest	28,198	10,794	3,562,251
Securities lending	10,776	5,032	—
Foreign tax withheld	(317,402)	(32,510)	(121,546)
Total income	3,590,200	1,100,584	8,818,640
Expenses:
Investment management and administration fees	1,381,501	307,790	2,649,277
Service fees—Class A	4,402	364	5,745
Transfer agency and related services fees	239,754	185,416	124,009
Custody and fund accounting fees	217,171	35,067	348,437
Trustees fees	9,565	8,155	10,089
Professional services fees	92,529	76,067	133,617
Printing and shareholder report fees	22,278	23,203	21,694
Federal and state registration fees	26,628	16,516	33,374
Insurance expense	1,867	532	2,830
Interest expense	11,016	244	673
Dividend expense	—	—	1,425,206
Other expenses	38,571	22,331	44,474
Total expenses	2,045,282	675,685	4,799,425
Fee waivers and/or expense reimbursements by investment manager and administrator	(372,063)	(213,393)	(392,959)
Net expenses	1,673,219	462,292	4,406,466
Net investment income (loss)	1,916,981	638,292	4,412,174
Net realized and unrealized gains (loss) from investment activities:
Net realized gain (loss) on:
Investments (including foreign capital gain tax expense of $670,079; $0; $0, respectively)	(2,170,875)	(1,669,951)	(4,077,435)
Realized gain received as distribution from affiliated issuers	—	—	2,080,279
Securities sold short	—	—	2,178,553
Options and swaptions written	—	—	1,983,792
Futures contracts	—	—	(1,116,577)
Swap agreements	—	—	2,811,358
Forward foreign currency contracts	(13,391)	—	(1,604,035)
Foreign currency transactions	(63,415)	564	(78,854)
Net realized gain (loss)	(2,247,681)	(1,669,387)	2,177,081
Change in net unrealized appreciation (depreciation) on:
Investments (net of change in deferred foreign capital gain taxes of $472,039; $0; $0, respectively)	22,019,487	(4,210,819)	12,663,556
Investments sold short	—	—	(10,816,609)
Options and swaptions written	—	—	431,614
Futures contracts	—	—	821,387
Swap agreements	—	—	898,714
Forward foreign currency contracts	—	—	1,680,362
Translation of other assets and liabilities denominated in foreign currency	5,947	2,568	(91,259)
Net change in unrealized appreciation (depreciation)	22,025,434	(4,208,251)	5,587,765
Net realized and unrealized gain (loss)	19,777,753	(5,877,638)	7,764,846
Net increase (decrease) in net assets resulting from operations	$21,694,734	$(5,239,346)	$12,177,020

See accompanying notes to financial statements.

PACE Select Advisors Trust

Statement of changes in net assets

	UBS Government Money Market Investments Fund		PACE Mortgage-Backed Securities Fixed Income Investments
	For the six months ended January 31, 2023 (unaudited)	For the year ended July 31, 2022	For the six months ended January 31, 2023 (unaudited)	For the year ended July 31, 2022
From operations:
Net investment income (loss)	$13,524,454	$488,906	$2,999,413	$4,076,098
Net realized gain (loss)	—	(230)	(4,903,870)	(17,521,604)
Net change in unrealized appreciation (depreciation)	—	—	(8,154,778)	(11,855,293)
Net increase (decrease) in net assets resulting from operations	13,524,454	488,676	(10,059,235)	(25,300,799)
Total distributions—Class A	—	—	(449,900)	(635,776)
Total distributions—Class Y	—	—	(177,376)	(315,350)
Total distributions—Class P	(13,524,454)	(488,906)	(4,614,815)	(7,033,256)
Total distributions	(13,524,454)	(488,906)	(5,242,091)	(7,984,382)
From beneficial interest transactions:
Proceeds from shares sold	1,833,190,593	472,630,160	14,859,045	39,175,018
Cost of shares redeemed	(731,987,155)	(314,333,368)	(43,809,625)	(66,778,809)
Shares issued on reinvestment of dividends and distributions	10,480,896	270,296	4,714,377	7,197,642
Net increase (decrease) in net assets from beneficial interest transactions	1,111,684,334	158,567,088	(24,236,203)	(20,406,149)
Net increase (decrease) in net assets	1,111,684,334	158,566,858	(39,537,529)	(53,691,330)
Net assets:
Beginning of period	420,920,080	262,353,222	262,760,034	316,451,364
End of period	$1,532,604,414	$420,920,080	$223,222,505	$262,760,034

See accompanying notes to financial statements.

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE Intermediate Fixed Income Investments		PACE Strategic Fixed Income Investments
	For the six months ended January 31, 2023 (unaudited)	For the year ended July 31, 2022	For the six months ended January 31, 2023 (unaudited)	For the year ended July 31, 2022
From operations:
Net investment income (loss)	$4,582,826	$3,971,535	$10,439,900	$14,911,924
Net realized gain (loss)	(28,715,754)	(6,679,382)	(44,371,850)	(9,444,458)
Net change in unrealized appreciation (depreciation)	19,354,251	(28,545,407)	27,517,453	(78,745,808)
Net increase (decrease) in net assets resulting from operations	(4,778,677)	(31,253,254)	(6,414,497)	(73,278,342)
Total distributions—Class A	(160,257)	(313,309)	(210,693)	(515,248)
Total distributions—Class Y	(3,696)	(6,718)	(16,840)	(35,619)
Total distributions—Class P	(4,497,154)	(9,176,493)	(10,252,401)	(24,300,943)
Total distributions	(4,661,107)	(9,496,520)	(10,479,934)	(24,851,810)
From beneficial interest transactions:
Proceeds from shares sold	19,905,686	32,160,908	28,985,632	63,949,060
Cost of shares redeemed	(47,224,524)	(56,736,949)	(97,182,299)	(107,996,066)
Shares issued on reinvestment of dividends and distributions	4,185,235	8,707,785	9,607,595	22,907,290
Net increase (decrease) in net assets from beneficial interest transactions	(23,133,603)	(15,868,256)	(58,589,072)	(21,139,716)
Net increase (decrease) in net assets	(32,573,387)	(56,618,030)	(75,483,503)	(119,269,868)
Net assets:
Beginning of period	264,755,060	321,373,090	575,770,328	695,040,196
End of period	$232,181,673	$264,755,060	$500,286,825	$575,770,328

See accompanying notes to financial statements.

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE Municipal Fixed Income Investments		PACE Global Fixed Income Investments
	For the six months ended January 31, 2023 (unaudited)	For the year ended July 31, 2022	For the six months ended January 31, 2023 (unaudited)	For the year ended July 31, 2022
From operations:
Net investment income (loss)	$2,903,383	$6,394,025	$2,348,615	$2,440,795
Net realized gain (loss)	57,621	(917,668)	(19,352,898)	(20,559,036)
Net change in unrealized appreciation (depreciation)	(1,997,358)	(26,242,471)	14,099,392	(25,306,521)
Net increase (decrease) in net assets resulting from operations	963,646	(20,766,114)	(2,904,891)	(43,424,762)
Total distributions—Class A	(301,370)	(747,862)	(202,334)	(714,181)
Total distributions—Class Y	(43)	(94)	(17,061)	(53,759)
Total distributions—Class P	(2,550,671)	(6,526,117)	(2,501,327)	(8,723,204)
Return of capital—Class A	—	—	—	(346,325)
Return of capital—Class Y	—	—	—	(26,069)
Return of capital—Class P	—	—	—	(4,230,110)
Total distributions	(2,852,084)	(7,274,073)	(2,720,722)	(14,093,648)
From beneficial interest transactions:
Proceeds from shares sold	35,142,281	36,339,679	13,301,666	25,598,013
Cost of shares redeemed	(77,477,145)	(60,444,963)	(40,050,141)	(48,192,744)
Shares issued on reinvestment of dividends and distributions	2,396,329	6,156,661	2,479,577	13,030,590
Net increase (decrease) in net assets from beneficial interest transactions	(39,938,535)	(17,948,623)	(24,268,898)	(9,564,141)
Net increase (decrease) in net assets	(41,826,973)	(45,988,810)	(29,894,511)	(67,082,551)
Net assets:
Beginning of period	272,095,828	318,084,638	251,348,166	318,430,717
End of period	$230,268,855	$272,095,828	$221,453,655	$251,348,166

See accompanying notes to financial statements.

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE High Yield Investments		PACE Large Co Value Equity Investments
	For the six months ended January 31, 2023 (unaudited)	For the year ended July 31, 2022	For the six months ended January 31, 2023 (unaudited)	For the year ended July 31, 2022
From operations:
Net investment income (loss)	$6,668,959	$13,673,263	$6,606,354	$13,580,812
Net realized gain (loss)	(9,508,772)	(2,654,162)	24,937,079	121,761,852
Net change in unrealized appreciation (depreciation)	9,628,342	(43,691,159)	40,126,529	(150,332,335)
Net increase (decrease) in net assets resulting from operations	6,788,529	(32,672,058)	71,669,962	(14,989,671)
Total distributions—Class A	(100,731)	(244,399)	(13,028,151)	(17,090,824)
Total distributions—Class Y	(17,118)	(35,542)	(2,345,835)	(2,844,981)
Total distributions—Class P	(6,141,185)	(14,630,808)	(111,987,956)	(169,502,941)
Total distributions—Class P2[1]	(568,834)	(715,972)	—	—
Total distributions	(6,827,868)	(15,626,721)	(127,361,942)	(189,438,746)
From beneficial interest transactions:
Proceeds from shares sold	9,353,466	42,531,772	31,007,032	40,990,049
Cost of shares redeemed	(40,438,022)	(42,457,298)	(163,027,159)	(194,879,853)
Shares issued on reinvestment of dividends and distributions	6,274,160	14,302,440	118,397,484	178,147,466
Net increase (decrease) in net assets from beneficial interest transactions	(24,810,396)	14,376,914	(13,622,643)	24,257,662
Net increase (decrease) in net assets	(24,849,735)	(33,921,865)	(69,314,623)	(180,170,755)
Net assets:
Beginning of period	244,324,806	278,246,671	960,201,837	1,140,372,592
End of period	$219,475,071	$244,324,806	$890,887,214	$960,201,837

1  For the period from September 15, 2021 (commencement of operations) through July 31, 2022.

See accompanying notes to financial statements.

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE Large Co Growth Equity Investments		PACE Small/Medium Co Value Equity Investments
	For the six months ended January 31, 2023 (unaudited)	For the year ended July 31, 2022	For the six months ended January 31, 2023 (unaudited)	For the year ended July 31, 2022
From operations:
Net investment income (loss)	$1,133,508	$(1,276,209)	$1,644,866	$1,825,286
Net realized gain (loss)	(5,671,518)	302,471,951	11,577,498	64,163,305
Net change in unrealized appreciation (depreciation)	(36,394,379)	(479,651,619)	(866,667)	(93,063,919)
Net increase (decrease) in net assets resulting from operations	(40,932,389)	(178,455,877)	12,355,697	(27,075,328)
Total distributions—Class A	(16,280,967)	(12,834,665)	(2,970,541)	(2,851,089)
Total distributions—Class Y	(5,870,524)	(4,210,372)	(22,213)	(21,749)
Total distributions—Class P	(246,028,041)	(221,390,540)	(58,896,484)	(65,914,739)
Total distributions—Class P2[1]	—	—	(137)	(143)
Total distributions	(268,179,532)	(238,435,577)	(61,889,375)	(68,787,720)
From beneficial interest transactions:
Proceeds from shares sold	48,862,301	43,847,885	13,553,724	18,738,535
Cost of shares redeemed	(200,818,101)	(206,798,587)	(66,574,723)	(87,061,604)
Shares issued on reinvestment of dividends and distributions	251,742,784	224,880,269	57,136,597	64,231,945
Net increase (decrease) in net assets from beneficial interest transactions	99,786,984	61,929,567	4,115,598	(4,091,124)
Net increase (decrease) in net assets	(209,324,937)	(354,961,887)	(45,418,080)	(99,954,172)
Net assets:
Beginning of period	933,363,022	1,288,324,909	398,921,775	498,875,947
End of period	$724,038,085	$933,363,022	$353,503,695	$398,921,775

1  For the period from September 15, 2021 (commencement of operations) through July 31, 2022.

See accompanying notes to financial statements.

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE Small/Medium Co Growth Equity Investments		PACE International Equity Investments
	For the six months ended January 31, 2023 (unaudited)	For the year ended July 31, 2022	For the six months ended January 31, 2023 (unaudited)	For the year ended July 31, 2022
From operations:
Net investment income (loss)	$(673,099)	$(1,958,396)	$4,051,098	$19,691,466
Net realized gain (loss)	2,410,892	217,056	(5,467,076)	29,552,691
Net change in unrealized appreciation (depreciation)	5,377,555	(102,975,731)	52,022,825	(165,173,146)
Net increase (decrease) in net assets resulting from operations	7,115,348	(104,717,071)	50,606,847	(115,928,989)
Total distributions—Class A	—	(10,532,041)	(606,009)	(1,941,620)
Total distributions—Class Y	—	(2,872)	(307,773)	(932,253)
Total distributions—Class P	—	(140,689,915)	(22,468,461)	(73,791,579)
Total distributions—Class P2[1]	—	(303)	—	—
Total distributions	—	(151,225,131)	(23,382,243)	(76,665,452)
From beneficial interest transactions:
Proceeds from shares sold	17,570,864	22,114,308	21,619,592	45,662,466
Cost of shares redeemed	(68,077,375)	(78,545,293)	(115,792,913)	(147,323,022)
Shares issued on reinvestment of dividends and distributions	—	141,684,760	21,747,118	71,885,977
Net increase (decrease) in net assets from beneficial interest transactions	(50,506,511)	85,253,775	(72,426,203)	(29,774,579)
Net increase (decrease) in net assets	(43,391,163)	(170,688,427)	(45,201,599)	(222,369,020)
Net assets:
Beginning of period	336,377,950	507,066,377	814,292,891	1,036,661,911
End of period	$292,986,787	$336,377,950	$769,091,292	$814,292,891

1  For the period from September 15, 2021 (commencement of operations) through July 31, 2022.

See accompanying notes to financial statements.

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE International Emerging Markets Equity Investments		PACE Global Real Estate Securities Investments
	For the six months ended January 31, 2023 (unaudited)	For the year ended July 31, 2022	For the six months ended January 31, 2023 (unaudited)	For the year ended July 31, 2022
From operations:
Net investment income (loss)	$1,916,981	$6,439,014	$638,292	$1,023,074
Net realized gain (loss)	(2,247,681)	(6,285,084)	(1,669,387)	5,778,748
Net change in unrealized appreciation (depreciation)	22,025,434	(77,859,220)	(4,208,251)	(18,984,863)
Net increase (decrease) in net assets resulting from operations	21,694,734	(77,705,290)	(5,239,346)	(12,183,041)
Total distributions—Class A	(69,521)	(485,849)	(1,332)	(10,496)
Total distributions—Class Y	(100,744)	(551,067)	—	—
Total distributions—Class P	(6,326,503)	(38,408,749)	(809,555)	(3,364,848)
Return of capital—Class A	—	—	—	(721)
Return of capital—Class P	—	—	—	(231,205)
Total distributions	(6,496,768)	(39,445,665)	(810,887)	(3,607,270)
From beneficial interest transactions:
Proceeds from shares sold	15,905,066	36,282,756	3,275,061	6,504,501
Cost of shares redeemed	(50,077,290)	(57,863,259)	(12,675,090)	(18,348,320)
Shares issued on reinvestment of dividends and distributions	6,089,760	37,319,696	744,330	3,354,812
Net increase (decrease) in net assets from beneficial interest transactions	(28,082,464)	15,739,193	(8,655,699)	(8,489,007)
Net increase (decrease) in net assets	(12,884,498)	(101,411,762)	(14,705,932)	(24,279,318)
Net assets:
Beginning of period	295,757,960	397,169,722	90,623,344	114,902,662
End of period	$282,873,462	$295,757,960	$75,917,412	$90,623,344

See accompanying notes to financial statements.

PACE Select Advisors Trust

Statement of changes in net assets (concluded)

	PACE Alternative Strategies Investments
	For the six months ended January 31, 2023 (unaudited)	For the year ended July 31, 2022
From operations:
Net investment income (loss)	$4,412,174	$(4,393,861)
Net realized gain (loss)	2,177,081	12,194,333
Net change in unrealized appreciation (depreciation)	5,587,765	(11,927,543)
Net increase (decrease) in net assets resulting from operations	12,177,020	(4,127,071)
Total distributions—Class A	(102,502)	(350,092)
Total distributions—Class Y	(9,562)	(26,763)
Total distributions—Class P	(8,444,577)	(26,945,358)
Total distributions—Class P2[1]	(24)	—
Total distributions	(8,556,665)	(27,322,213)
From beneficial interest transactions:
Proceeds from shares sold	13,929,814	31,133,623
Cost of shares redeemed	(67,823,624)	(83,137,829)
Shares issued on reinvestment of dividends and distributions	8,066,358	26,002,759
Net increase (decrease) in net assets from beneficial interest transactions	(45,827,452)	(26,001,447)
Net increase (decrease) in net assets	(42,207,097)	(57,450,731)
Net assets:
Beginning of period	396,488,078	453,938,809
End of period	$354,280,981	$396,488,078

1  For the period from November 14, 2022 (commencement of operations) through January 31, 2023.

See accompanying notes to financial statements.

PACE Select Advisors Trust

Statement of cash flows
For the period ended January 31, 2023

PACE International Equity Investments
Cash flows from operating activites
Net increase (decrease) in net assets resulting from operations	$50,606,847
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used/provided from operating activities:
Purchases of long-term investments	(148,955,882)
Purchases to cover investments sold short	(84,889,275)
Proceeds from disposition of long-term investments	259,800,869
Sales of investments sold short	62,212,062
Net purchases from short-term investments	4,888,367
Net realized gain (loss) from investments in securities	10,325,656
Net realized gain (loss) from investments sold short	(4,807,120)
Net change in unrealized appreciation (depreciation) of investments in securities	(72,757,904)
Net change in unrealized appreciation (depreciation) of investments sold short	20,964,765
Changes in assets and liabilities:
Increase (decrease) in assets:
Receivable for interest and dividends	193,659
Receivable for foreign tax reclaims	(205,976)
Other assets	2,414
Increase (decrease) in liabilities:
Payable for bank loan	712,254
Payable for cash collateral from securities loaned	(1,404,932)
Payable for dividends and interest on investments sold short	(31,901)
Payable to affiliate	(55,241)
Payable to custodian	10,090
Payable for foreign withholding taxes and foreign capital gains taxes	(19,284)
Accrued expenses and other liabilities	(76,424)
Net cash provided from operating activities	96,513,044
Cash flows from financing activities
Proceeds from borrowings	17,190,272
Payments from borrowings	(17,190,272)
Proceeds from shares sold	21,600,823
Cost of shares repurchased	(114,929,206)
Dividends paid to shareholders	(1,635,125)
Net cash used in financing activities	(94,963,508)
Net increase (decrease) in cash and foreign currency	1,549,536
Cash and foreign currency, beginning of year	1,105,423
Cash and foreign currency, end of year	$2,654,959
Supplemental disclosure of cash flow information:
Reinvestment of dividends	$(21,747,118)
Cash paid during the year for interest	$22,075

See accompanying notes to financial statements.

PACE Select Advisors Trust

Statement of cash flows (concluded)
For the period ended January 31, 2023

PACE Alternative Strategies Investments
Cash flows from operating activities
Net decrease in net assets resulting from operations	$12,177,020
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) for operating activities:
Purchases of long-term investments securities	(510,489,950)
Purchases to cover investments sold short	(263,707,677)
Proceeds from disposition of long-term investments securities	503,737,441
Sales of investments sold short	291,327,076
Net proceeds from short-term investments	33,618,247
Net realized (gain) loss from investments in securities	4,077,435
Net realized (gain) loss from investments sold short	(2,178,553)
Net change in unrealized appreciation (depreciation) of investments in securities	(12,663,556)
Net change in unrealized appreciation (depreciation) of investments sold short	10,816,609
Net change in unrealized appreciation (depreciation) of forward foreign currency contracts	(1,680,362)
Changes in assets and liabilities:
(Increase) decrease in assets:
Cash collateral on options	16,800,854
Cash collateral on futures	(1,460,695)
Cash Collateral on swaps agreements	(637,928)
Cash collateral on investments sold short	(3,753,055)
Cash collateral for forward foreign currency contracts	12,700,000
Due from broker	(15,806,623)
Receivable for interest	(968,324)
OTC swap agreements, at value	555,622
Receivable for foreign tax reclaims	(4,796)
Other assets	(3,518)
Increase (decrease) in liabilities:
Due to broker	(11,336,799)
Options and swaptions written, at value	(2,960,384)
OTC swap agreements, at value	(455,131)
Payable for variation margin on futures	(928,921)
Payable for variation margin on swaps	(41,951)
Payable for dividends and interest expense on securities sold short	79,351
Payable to affiliate	10,543
Payable to custodian	(64,895)
Payable for dividend and interest expense on investments sold short	2,445
Accrued expenses and other liabilities	(139,675)
Net cash provided by operating activities	56,619,850
Cash flows from financing activities
Proceeds from shares sold	13,931,495
Cost of shares repurchased	(67,647,563)
Dividends paid to shareholders	(490,307)
Net cash used in financing activities	(54,206,375)
Net increase (decrease) in cash and foreign currency	2,413,475
Cash and foreign currency, beginning of period	887,225
Cash and foreign currency, end of period	$3,300,700
Supplemental disclosure of cash flow information:
Reinvestment of dividends	$(8,066,358)
Cash paid during the period for interest	$673

See accompanying notes to financial statements

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UBS Government Money Market Investments Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class P

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.020	0.000[1]	0.000[1]	0.008	0.017	0.008
Net realized gain (loss)	—	(0.000)[1]	0.000[1]	—	0.000[1]	0.000[1]
Net increase (decrease) from operations	0.020	0.000[1]	0.000[1]	0.008	0.017	0.008
Dividends from net investment income	(0.020)	(0.000)[1]	(0.000)[1]	(0.008)	(0.017)	(0.008)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	1.41%	0.12%	0.01%	0.76%	1.72%	0.83%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.38%[3]	0.64%	0.65%	0.75%	0.90%	0.89%
Expenses after fee waivers and/or expense reimbursements	0.36%[3]	0.26%	0.10%	0.49%	0.60%	0.60%
Net investment income (loss)	3.14%[3]	0.16%	0.01%	0.60%	1.71%	0.82%
Supplemental data:
Net assets, end of period (000's)	$1,532,604	$420,920	$262,353	$316,103	$184,602	$188,794

1  Amount represents less than $0.0005 or $(0.0005) per share.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include program fees; results would be lower if these were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

3  Annualized.

See accompanying notes to financial statements.

PACE Mortgage-Backed Securities Fixed Income Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.47	$12.83	$13.03	$12.69	$12.34	$12.85
Net investment income (loss)[1]	0.12	0.14	0.13	0.26	0.30	0.24
Net realized and unrealized gain (loss)	(0.54)	(1.20)	0.04	0.48	0.46	(0.38)
Net increase (decrease) from operations	(0.42)	(1.06)	0.17	0.74	0.76	(0.14)
Dividends from net investment income	(0.23)	(0.30)	(0.37)	(0.40)	(0.41)	(0.37)
Net asset value, end of period	$10.82	$11.47	$12.83	$13.03	$12.69	$12.34
Total investment return[2]	(3.72)%	(8.25)%	1.20%	6.02%	6.27%	(1.12)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments, including interest expense	1.13%[3]	1.19%[4]	1.14%	1.36%	1.38%	1.09%[4]
Expenses after fee waivers and/or expense reimbursements/ recoupments, including interest expense	0.97%[3]	0.97%[4]	0.98%	1.20%	1.25%	0.97%[4]
Expenses after fee waivers and/or expense reimbursements, excluding interest expense	0.97%[3]	0.97%	0.97%	0.97%	0.97%	0.97%
Net investment income (loss)	2.29%[3]	1.15%	0.98%	2.02%	2.42%	1.88%
Supplemental data:
Net assets, end of period (000's)	$21,003	$23,265	$28,960	$31,498	$34,380	$30,489
Portfolio turnover	450%	817%	796%	765%	905%	887%

Class Y

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.47	$12.83	$13.04	$12.69	$12.35	$12.86
Net investment income (loss)[1]	0.14	0.17	0.16	0.30	0.33	0.27
Net realized and unrealized gain (loss)	(0.55)	(1.20)	0.03	0.48	0.45	(0.38)
Net increase (decrease) from operations	(0.41)	(1.03)	0.19	0.78	0.78	(0.11)
Dividends from net investment income	(0.24)	(0.33)	(0.40)	(0.43)	(0.44)	(0.40)
Net asset value, end of period	$10.82	$11.47	$12.83	$13.04	$12.69	$12.35
Total investment return[2]	(3.59)%	(8.01)%	1.46%	6.28%	6.44%	(0.87)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments, including interest expense	1.04%[3]	1.05%[4]	0.95%	1.23%	1.25%	1.01%[4]
Expenses after fee waivers and/or expense reimbursements/ recoupments, including interest expense	0.72%[3]	0.72%[4]	0.73%	0.97%	0.98%	0.72%[4]
Expenses after fee waivers and/or expense reimbursements/ recoupments, excluding interest expense	0.72%[3]	0.72%	0.72%	0.72%	0.72%	0.72%
Net investment income (loss)	2.54%[3]	1.40%	1.24%	2.35%	2.66%	2.12%
Supplemental data:
Net assets, end of period (000's)	$7,754	$9,000	$13,535	$15,308	$25,481	$30,542
Portfolio turnover	450%	817%	796%	765%	905%	887%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

PACE Mortgage-Backed Securities Fixed Income Investments

Financial highlights (continued)

Class P

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.48	$12.84	$13.04	$12.70	$12.35	$12.86
Net investment income (loss)[1]	0.14	0.17	0.16	0.29	0.33	0.27
Net realized and unrealized gain (loss)	(0.55)	(1.20)	0.04	0.48	0.46	(0.38)
Net increase (decrease) from operations	(0.41)	(1.03)	0.20	0.77	0.79	(0.11)
Dividends from net investment income	(0.24)	(0.33)	(0.40)	(0.43)	(0.44)	(0.40)
Net asset value, end of period	$10.83	$11.48	$12.84	$13.04	$12.70	$12.35
Total investment return[2]	(3.51)%	(8.09)%	1.53%	6.20%	6.53%	(0.87)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments, including interest expense	0.95%[3]	1.00%[4]	0.96%	1.18%	1.22%	0.93%[4]
Expenses after fee waivers and/or expense reimbursements/ recoupments, including interest expense	0.72%[3]	0.72%[4]	0.73%	0.95%	1.00%	0.72%[4]
Expenses after fee waivers and/or expense reimbursements/ recoupments, excluding interest expense	0.72%[3]	0.72%	0.72%	0.72%	0.72%	0.72%
Net investment income (loss)	2.54%[3]	1.41%	1.23%	2.26%	2.66%	2.14%
Supplemental data:
Net assets, end of period (000's)	$194,466	$230,495	$273,956	$281,524	$302,107	$321,912
Portfolio turnover	450%	817%	796%	765%	905%	887%

3  Annualized.

4  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements.

PACE Intermediate Fixed Income Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.16	$12.78	$13.36	$12.44	$11.90	$12.34
Net investment income (loss)[1]	0.19	0.13	0.12	0.23	0.30	0.24
Net realized and unrealized gain (loss)	(0.38)	(1.40)	(0.22)	0.95	0.56	(0.42)
Net increase (decrease) from operations	(0.19)	(1.27)	(0.10)	1.18	0.86	(0.18)
Dividends from net investment income	(0.19)	(0.16)	(0.17)	(0.26)	(0.32)	(0.26)
Distributions from net realized gains	—	(0.19)	(0.31)	—	—	—
Total dividends and distributions	(0.19)	(0.35)	(0.48)	(0.26)	(0.32)	(0.26)
Net asset value, end of period	$10.78	$11.16	$12.78	$13.36	$12.44	$11.90
Total investment return[2]	(1.61)%	(10.08)%	(0.72)%	9.61%	7.33%	(1.43)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.16%[3]	1.14%	1.06%	1.04%[4]	1.05%[4]	1.00%[4]
Expenses after fee waivers and/or expense reimbursements	0.86%[3]	0.91%	0.91%	0.91%[4]	0.91%[4]	0.93%[4]
Net investment income (loss)	3.54%[3]	1.09%	0.95%	1.82%	2.52%	1.97%
Supplemental data:
Net assets, end of period (000's)	$8,585	$9,475	$12,045	$13,475	$13,652	$14,254
Portfolio turnover	179%	124%	416%	403%	511%	537%

Class Y

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.16	$12.78	$13.36	$12.44	$11.90	$12.34
Net investment income (loss)[1]	0.20	0.16	0.16	0.26	0.33	0.27
Net realized and unrealized gain (loss)	(0.37)	(1.40)	(0.22)	0.95	0.56	(0.42)
Net increase (decrease) from operations	(0.17)	(1.24)	(0.06)	1.21	0.89	(0.15)
Dividends from net investment income	(0.21)	(0.19)	(0.21)	(0.29)	(0.35)	(0.29)
Distributions from net realized gains	—	(0.19)	(0.31)	—	—	—
Total dividends and distributions	(0.21)	(0.38)	(0.52)	(0.29)	(0.35)	(0.29)
Net asset value, end of period	$10.78	$11.16	$12.78	$13.36	$12.44	$11.90
Total investment return[2]	(1.49)%	(9.85)%	(0.47)%	9.89%	7.60%	(1.20)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.17%[3]	1.08%	0.96%	0.87%[4]	0.98%[4]	0.95%[4]
Expenses after fee waivers and/or expense reimbursements	0.61%[3]	0.66%	0.66%	0.66%[4]	0.66%[4]	0.68%[4]
Net investment income (loss)	3.80%[3]	1.37%	1.22%	2.08%	2.77%	2.23%
Supplemental data:
Net assets, end of period (000's)	$194	$198	$199	$271	$325	$293
Portfolio turnover	179%	124%	416%	403%	511%	537%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

PACE Intermediate Fixed Income Investments

Financial highlights (continued)

Class P

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.16	$12.79	$13.36	$12.44	$11.90	$12.34
Net investment income (loss)[1]	0.20	0.16	0.15	0.26	0.33	0.27
Net realized and unrealized gain (loss)	(0.37)	(1.41)	(0.20)	0.95	0.56	(0.42)
Net increase (decrease) from operations	(0.17)	(1.25)	(0.05)	1.21	0.89	(0.15)
Dividends from net investment income	(0.21)	(0.19)	(0.21)	(0.29)	(0.35)	(0.29)
Distributions from net realized gains	—	(0.19)	(0.31)	—	—	—
Total dividends and distributions	(0.21)	(0.38)	(0.52)	(0.29)	(0.35)	(0.29)
Net asset value, end of period	$10.78	$11.16	$12.79	$13.36	$12.44	$11.90
Total investment return[2]	(1.40)%	(9.92)%	(0.39)%	9.89%	7.60%	(1.20)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.95%[3]	0.92%	0.85%	0.84%[4]	0.86%[4]	0.81%[4]
Expenses after fee waivers and/or expense reimbursements	0.61%[3]	0.66%	0.66%	0.66%[4]	0.66%[4]	0.68%[4]
Net investment income (loss)	3.78%[3]	1.35%	1.20%	2.08%	2.77%	2.23%
Supplemental data:
Net assets, end of period (000's)	$223,403	$255,082	$309,129	$323,819	$334,203	$352,865
Portfolio turnover	179%	124%	416%	403%	511%	537%

3  Annualized.

4  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements.

PACE Strategic Fixed Income Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.31	$14.33	$14.91	$13.91	$13.32	$13.81
Net investment income (loss)[1]	0.22	0.28	0.32	0.37	0.40	0.35
Net realized and unrealized gain (loss)	(0.33)	(1.81)	(0.14)	1.06	0.61	(0.47)
Net increase (decrease) from operations	(0.11)	(1.53)	0.18	1.43	1.01	(0.12)
Dividends from net investment income	(0.22)	(0.32)	(0.33)	(0.43)	(0.42)	(0.37)
Distributions from net realized gains	—	(0.17)	(0.43)	—	—	—
Total dividends and distributions	(0.22)	(0.49)	(0.76)	(0.43)	(0.42)	(0.37)
Net asset value, end of period	$11.98	$12.31	$14.33	$14.91	$13.91	$13.32
Total investment return[2]	(0.82)%	(10.95)%	1.25%	10.56%	7.69%	(0.89)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.13%[3,4]	1.03%[4]	1.00%	1.35%	1.56%	1.05%
Expenses after fee waivers and/or expense reimbursements, including interest expense	1.07%[3,4]	0.90%[4]	0.94%	1.28%	1.51%	1.01%
Expenses after fee waivers and/or expense reimbursements, excluding interest expense	0.90%[3]	0.90%	0.93%	0.93%	0.96%	0.96%
Net investment income (loss)	3.70%[3]	2.06%	2.19%	2.57%	2.98%	2.57%
Supplemental data:
Net assets, end of period (000's)	$11,035	$12,073	$15,976	$18,980	$18,074	$13,652
Portfolio turnover	108%	65%	147%	248%	308%	243%

Class Y

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.29	$14.31	$14.88	$13.88	$13.29	$13.79
Net investment income (loss)[1]	0.23	0.31	0.35	0.40	0.43	0.38
Net realized and unrealized gain (loss)	(0.32)	(1.81)	(0.13)	1.06	0.62	(0.48)
Net increase (decrease) from operations	(0.09)	(1.50)	0.22	1.46	1.05	(0.10)
Dividends from net investment income	(0.24)	(0.35)	(0.36)	(0.46)	(0.46)	(0.40)
Distributions from net realized gains	—	(0.17)	(0.43)	—	—	—
Total dividends and distributions	(0.24)	(0.52)	(0.79)	(0.46)	(0.46)	(0.40)
Net asset value, end of period	$11.96	$12.29	$14.31	$14.88	$13.88	$13.29
Total investment return[2]	(0.69)%	(10.75)%	1.54%	10.78%	8.05%	(0.71)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.08%[3,4]	0.96%[4]	0.71%	1.30%	1.42%	0.93%
Expenses after fee waivers and/or expense reimbursements, including interest expense	0.82%[3,4]	0.65%[4]	0.69%	1.03%	1.24%	0.76%
Expenses after fee waivers and/or expense reimbursements, excluding interest expense	0.65%[3]	0.65%	0.68%	0.68%	0.71%	0.71%
Net investment income (loss)	3.97%[3]	2.32%	2.43%	2.83%	3.24%	2.81%
Supplemental data:
Net assets, end of period (000's)	$944	$863	$1,033	$1,110	$1,364	$1,370
Portfolio turnover	108%	65%	147%	248%	308%	243%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

PACE Strategic Fixed Income Investments

Financial highlights (continued)

Class P

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.30	$14.32	$14.90	$13.90	$13.31	$13.81
Net investment income (loss)[1]	0.23	0.31	0.35	0.40	0.44	0.38
Net realized and unrealized gain (loss)	(0.32)	(1.81)	(0.14)	1.06	0.61	(0.48)
Net increase (decrease) from operations	(0.09)	(1.50)	0.21	1.46	1.05	(0.10)
Dividends from net investment income	(0.24)	(0.35)	(0.36)	(0.46)	(0.46)	(0.40)
Distributions from net realized gains	—	(0.17)	(0.43)	—	—	—
Total dividends and distributions	(0.24)	(0.52)	(0.79)	(0.46)	(0.46)	(0.40)
Net asset value, end of period	$11.97	$12.30	$14.32	$14.90	$13.90	$13.31
Total investment return[2]	(0.69)%	(10.74)%	1.51%	10.76%	8.04%	(0.71)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	0.90%[3,4]	0.81%[4]	0.78%	1.13%	1.32%	0.84%
Expenses after fee waivers and/or expense reimbursements, including interest expense	0.82%[3,4]	0.65%[4]	0.69%	1.03%	1.23%	0.76%
Expenses after fee waivers and/or expense reimbursements, excluding interest expense	0.65%[3]	0.65%	0.68%	0.68%	0.71%	0.71%
Net investment income (loss)	3.95%[3]	2.32%	2.44%	2.83%	3.25%	2.82%
Supplemental data:
Net assets, end of period (000's)	$488,308	$562,834	$678,031	$693,664	$725,052	$758,303
Portfolio turnover	108%	65%	147%	248%	308%	243%

3  Annualized.

4  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements.

PACE Municipal Fixed Income Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.28	$13.45	$13.40	$13.23	$12.73	$13.08
Net investment income (loss)[1]	0.13	0.24	0.26	0.27	0.34	0.33
Net realized and unrealized gain (loss)	(0.03)	(1.12)	0.11	0.20	0.53	(0.32)
Net increase (decrease) from operations	0.10	(0.88)	0.37	0.47	0.87	0.01
Dividends from net investment income	(0.13)	(0.24)	(0.24)	(0.25)	(0.34)	(0.34)
Distributions from net realized gains	—	(0.05)	(0.08)	(0.05)	(0.03)	(0.02)
Total dividends and distributions	(0.13)	(0.29)	(0.32)	(0.30)	(0.37)	(0.36)
Net asset value, end of period	$12.25	$12.28	$13.45	$13.40	$13.23	$12.73
Total investment return[2]	0.82%	(6.68)%	2.81%	3.66%	6.92%	0.03%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.91%[3]	0.92%	0.93%	0.92%	0.92%	0.91%
Expenses after fee waivers and/or expense reimbursements	0.82%[3]	0.82%	0.82%	0.82%	0.82%	0.82%
Net investment income (loss)	2.13%[3]	1.90%	1.95%	2.07%	2.62%	2.58%
Supplemental data:
Net assets, end of period (000's)	$28,605	$30,590	$37,068	$40,355	$45,403	$38,714
Portfolio turnover	5%	14%	9%	10%	21%	19%

Class Y

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.29	$13.45	$13.41	$13.23	$12.74	$13.08
Net investment income (loss)[1]	0.14	0.28	0.30	0.30	0.37	0.37
Net realized and unrealized gain (loss)	(0.03)	(1.12)	0.10	0.22	0.52	(0.32)
Net increase (decrease) from operations	0.11	(0.84)	0.40	0.52	0.89	0.05
Dividends from net investment income	(0.14)	(0.27)	(0.28)	(0.29)	(0.37)	(0.37)
Distributions from net realized gains	—	(0.05)	(0.08)	(0.05)	(0.03)	(0.02)
Total dividends and distributions	(0.14)	(0.32)	(0.36)	(0.34)	(0.40)	(0.39)
Net asset value, end of period	$12.26	$12.29	$13.45	$13.41	$13.23	$12.74
Total investment return[2]	0.92%	(6.37)%	2.99%	4.00%	7.10%	0.34%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.40%[3]	1.37%	1.44%	0.73%	0.73%	0.71%
Expenses after fee waivers and/or expense reimbursements	0.57%[3]	0.54%	0.57%	0.57%	0.57%	0.57%
Net investment income (loss)	2.32%[3]	2.18%	2.20%	2.31%	2.87%	2.83%
Supplemental data:
Net assets, end of period (000's)	$4	$4	$4	$4	$68	$65
Portfolio turnover	5%	14%	9%	10%	21%	19%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

PACE Municipal Fixed Income Investments

Financial highlights (continued)

Class P

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.29	$13.46	$13.41	$13.24	$12.74	$13.08
Net investment income (loss)[1]	0.14	0.28	0.29	0.30	0.37	0.37
Net realized and unrealized gain (loss)	(0.03)	(1.13)	0.12	0.21	0.53	(0.32)
Net increase (decrease) from operations	0.11	(0.85)	0.41	0.51	0.90	0.05
Dividends from net investment income	(0.14)	(0.27)	(0.28)	(0.29)	(0.37)	(0.37)
Distributions from net realized gains	—	(0.05)	(0.08)	(0.05)	(0.03)	(0.02)
Total dividends and distributions	(0.14)	(0.32)	(0.36)	(0.34)	(0.40)	(0.39)
Net asset value, end of period	$12.26	$12.29	$13.46	$13.41	$13.24	$12.74
Total investment return[2]	0.95%	(6.43)%	3.06%	3.92%	7.18%	0.34%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.65%[3]	0.67%	0.68%	0.67%	0.67%	0.67%
Expenses after fee waivers and/or expense reimbursements	0.57%[3]	0.57%	0.57%	0.57%	0.57%	0.57%
Net investment income (loss)	2.38%[3]	2.15%	2.20%	2.30%	2.87%	2.84%
Supplemental data:
Net assets, end of period (000's)	$201,660	$241,502	$281,012	$279,178	$298,844	$309,878
Portfolio turnover	5%	14%	9%	10%	21%	19%

3  Annualized.

See accompanying notes to financial statements.

PACE Global Fixed Income Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.59	$10.48	$10.58	$10.01	$9.73	$10.04
Net investment income (loss)[1]	0.08	0.06	0.07	0.09	0.11	0.09
Net realized and unrealized gain (loss)	(0.15)	(1.50)	0.14	0.64	0.32	(0.26)
Net increase (decrease) from operations	(0.07)	(1.44)	0.21	0.73	0.43	(0.17)
Dividends from net investment income	(0.09)	(0.18)	(0.11)	(0.16)	(0.15)	—
Distributions from net realized gains	—	(0.12)	(0.20)	—	—	—
Return of capital	—	(0.15)	—	—	—	(0.14)
Total dividends and return of capital	(0.09)	(0.45)	(0.31)	(0.16)	(0.15)	(0.14)
Net asset value, end of period	$8.43	$8.59	$10.48	$10.58	$10.01	$9.73
Total investment return[2]	(0.79)%	(14.31)%	2.04%	7.36%	4.48%	(1.72)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments	1.23%[3]	1.33%	1.28%	1.27%	1.26%[4]	1.27%[4]
Expenses after fee waivers and/or expense reimbursements/ recoupments	1.03%[3]	1.03%	1.03%	1.03%	1.03%[4]	1.09%[4]
Net investment income (loss)	1.88%[3]	0.67%	0.67%	0.88%	1.12%	0.93%
Supplemental data:
Net assets, end of period (000's)	$18,517	$20,077	$26,309	$28,811	$30,448	$31,480
Portfolio turnover	98%	188%	132%	136%	54%	221%

Class Y

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.52	$10.41	$10.51	$9.96	$9.69	$10.00
Net investment income (loss)[1]	0.08	0.08	0.09	0.10	0.12	0.11
Net realized and unrealized gain (loss)	(0.15)	(1.50)	0.15	0.63	0.32	(0.26)
Net increase (decrease) from operations	(0.07)	(1.42)	0.24	0.73	0.44	(0.15)
Dividends from net investment income	(0.10)	(0.20)	(0.14)	(0.18)	(0.17)	—
Distributions from net realized gains	—	(0.11)	(0.20)	—	—	—
Return of capital	—	(0.16)	—	—	—	(0.16)
Total dividends and return of capital	(0.10)	(0.47)	(0.34)	(0.18)	(0.17)	(0.16)
Net asset value, end of period	$8.35	$8.52	$10.41	$10.51	$9.96	$9.69
Total investment return[2]	(0.80)%	(14.11)%	2.20%	7.47%	4.66%	(1.51)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.13%[3]	1.18%	1.12%	1.05%	1.10%[4]	1.15%[4]
Expenses after fee waivers and/or expense reimbursements	0.87%[3]	0.87%	0.87%	0.87%	0.87%[4]	0.94%[4]
Net investment income (loss)	2.05%[3]	0.83%	0.83%	1.04%	1.28%	1.08%
Supplemental data:
Net assets, end of period (000's)	$1,448	$1,488	$1,777	$1,943	$2,182	$2,324
Portfolio turnover	98%	188%	132%	136%	54%	221%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

PACE Global Fixed Income Investments

Financial highlights (continued)

Class P

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.57	$10.46	$10.56	$10.00	$9.72	$10.03
Net investment income (loss)[1]	0.08	0.08	0.09	0.11	0.13	0.11
Net realized and unrealized gain (loss)	(0.15)	(1.50)	0.15	0.63	0.32	(0.26)
Net increase (decrease) from operations	(0.07)	(1.42)	0.24	0.74	0.45	(0.15)
Dividends from net investment income	(0.10)	(0.20)	(0.14)	(0.18)	(0.17)	—
Distributions from net realized gains	—	(0.11)	(0.20)	—	—	—
Return of capital	—	(0.16)	—	—	—	(0.16)
Total dividends and return of capital	(0.10)	(0.47)	(0.34)	(0.18)	(0.17)	(0.16)
Net asset value, end of period	$8.40	$8.57	$10.46	$10.56	$10.00	$9.72
Total investment return[2]	(0.78)%	(14.04)%	2.20%	7.54%	4.75%	(1.50)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.04%[3]	1.13%	1.09%	1.08%	1.09%[4]	1.09%[4]
Expenses after fee waivers and/or expense reimbursements	0.84%[3]	0.84%	0.84%	0.84%	0.84%[4]	0.90%[4]
Net investment income (loss)	2.05%[3]	0.86%	0.85%	1.07%	1.31%	1.12%
Supplemental data:
Net assets, end of period (000's)	$201,489	$229,783	$290,345	$300,695	$328,278	$369,353
Portfolio turnover	98%	188%	132%	136%	54%	221%

3  Annualized.

4  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements.

PACE High Yield Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.39	$10.01	$9.28	$9.72	$9.81	$10.07
Net investment income (loss)[1]	0.23	0.46	0.50	0.50	0.53	0.53
Net realized and unrealized gain (loss)	0.04	(1.56)	0.73	(0.40)	(0.09)	(0.26)
Net increase (decrease) from operations	0.27	(1.10)	1.23	0.10	0.44	0.27
Dividends from net investment income	(0.24)	(0.52)	(0.50)	(0.54)	(0.53)	(0.53)
Net asset value, end of period	$8.42	$8.39	$10.01	$9.28	$9.72	$9.81
Total investment return[2]	3.32%	(11.39)%	13.48%	1.25%	4.66%	2.76%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.18%[3,4]	1.26%	1.25%	1.24%	1.23%[3]	1.22%
Expenses after fee waivers and/or expense reimbursements	1.06%[3,4]	1.06%	1.06%	1.06%	1.06%[3]	1.06%
Net investment income (loss)	5.63%[4]	4.90%	5.12%	5.39%	5.52%	5.29%
Supplemental data:
Net assets, end of period (000's)	$3,329	$3,347	$4,662	$7,507	$5,813	$3,748
Portfolio turnover	15%	51%	75%	82%	62%	63%

Class Y

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.43	$10.06	$9.32	$9.76	$9.86	$10.10
Net investment income (loss)[1]	0.24	0.47	0.52	0.52	0.55	0.56
Net realized and unrealized gain (loss)	0.03	(1.55)	0.74	(0.40)	(0.10)	(0.25)
Net increase (decrease) from operations	0.27	(1.08)	1.26	0.12	0.45	0.31
Dividends from net investment income	(0.25)	(0.55)	(0.52)	(0.56)	(0.55)	(0.55)
Net asset value, end of period	$8.45	$8.43	$10.06	$9.32	$9.76	$9.86
Total investment return[2]	3.31%	(11.21)%	13.71%	1.49%	4.79%	3.06%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.88%[3,4]	0.96%	0.98%	0.93%	0.92%[3]	0.85%
Expenses after fee waivers and/or expense reimbursements	0.88%[3,4]	0.88%	0.88%	0.88%	0.88%[3]	0.79%
Net investment income (loss)	5.82%[4]	5.09%	5.24%	5.58%	5.69%	5.57%
Supplemental data:
Net assets, end of period (000's)	$593	$574	$647	$568	$560	$534
Portfolio turnover	15%	51%	75%	82%	62%	63%

1  Calculated using the average share method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

PACE High Yield Investments

Financial highlights (continued)

Class P

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.38	$10.01	$9.28	$9.73	$9.83	$10.09
Net investment income (loss)[1]	0.24	0.47	0.51	0.52	0.55	0.54
Net realized and unrealized gain (loss)	0.03	(1.55)	0.74	(0.40)	(0.10)	(0.25)
Net increase (decrease) from operations	0.27	(1.08)	1.25	0.12	0.45	0.29
Dividends from net investment income	(0.25)	(0.55)	(0.52)	(0.57)	(0.55)	(0.55)
Net asset value, end of period	$8.40	$8.38	$10.01	$9.28	$9.73	$9.83
Total investment return[2]	3.31%	(11.27)%	13.78%	1.40%	4.80%	2.96%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.05%[3,4]	1.11%	1.11%	1.10%	1.09%[3]	1.07%
Expenses after fee waivers and/or expense reimbursements	0.91%[3,4]	0.91%	0.91%	0.91%	0.91%[3]	0.91%
Net investment income (loss)	5.79%[4]	5.06%	5.21%	5.53%	5.66%	5.44%
Supplemental data:
Net assets, end of period (000's)	$196,350	$220,172	$272,938	$258,345	$302,015	$347,364
Portfolio turnover	15%	51%	75%	82%	62%	63%

Class P2

	Six months ended January 31, 2023 (unaudited)	Year ended July 31, 2022[5]
Net asset value, beginning of period	$8.43	$10.06
Net investment income (loss)[1]	0.26	0.42
Net realized and unrealized gain (loss)	0.03	(1.60)
Net increase (decrease) from operations	0.29	(1.18)
Dividends from net investment income	(0.25)	(0.45)
Net asset value, end of period	$8.47	$8.43
Total investment return[2]	3.67%	(11.96)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.88%[3,4]	0.95%[4]
Expenses after fee waivers and/or expense reimbursements	0.49%[3,4]	0.44%[4]
Net investment income (loss)	6.21%[4]	5.45%[4]
Supplemental data:
Net assets, end of period (000's)	$19,203	$20,233
Portfolio turnover	15%	51%
3  Includes interest expense representing less than 0.005%.

4  Annualized.

5  For the period from September 15, 2021 (commencement of operations) through July 31, 2022.

See accompanying notes to financial statements.

PACE Large Co Value Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$20.72	$25.34	$17.87	$21.57	$23.76	$23.70
Net investment income (loss)[1]	0.13	0.24	0.21	0.38	0.38	0.35
Net realized and unrealized gain (loss)	1.18	(0.57)	7.51	(2.83)	(0.40)	1.73
Net increase (decrease) from operations	1.31	(0.33)	7.72	(2.45)	(0.02)	2.08
Dividends from net investment income	(0.27)	(0.17)	(0.25)	(0.39)	(0.35)	(0.32)
Distributions from net realized gains	(2.57)	(4.12)	—	(0.86)	(1.82)	(1.70)
Total dividends and distributions	(2.84)	(4.29)	(0.25)	(1.25)	(2.17)	(2.02)
Net asset value, end of period	$19.19	$20.72	$25.34	$17.87	$21.57	$23.76
Total investment return[2]	8.44%	(1.88)%	43.50%	(12.41)%	1.06%	8.83%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments	1.12%[3,4]	1.10%[4]	1.32%	1.47%	1.44%	1.46%
Expenses after fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	1.12%[3,4]	1.10%[4]	1.32%	1.47%	1.44%	1.46%
Expenses after fee waivers and/or expense reimbursements/ recoupments, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.12%[3]	1.10%	1.12%	1.13%	1.11%	1.10%
Net investment income (loss)	1.25%[3]	1.03%	0.95%	1.91%	1.77%	1.46%
Supplemental data:
Net assets, end of period (000's)	$93,094	$93,283	$103,828	$81,190	$107,796	$111,759
Portfolio turnover	18%	42%	117%	72%	81%	68%

Class Y

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$20.77	$25.40	$17.91	$21.64	$23.83	$23.77
Net investment income (loss)[1]	0.15	0.29	0.26	0.42	0.44	0.41
Net realized and unrealized gain (loss)	1.19	(0.57)	7.54	(2.84)	(0.40)	1.73
Net increase (decrease) from operations	1.34	(0.28)	7.80	(2.42)	0.04	2.14
Dividends from net investment income	(0.32)	(0.23)	(0.31)	(0.45)	(0.41)	(0.38)
Distributions from net realized gains	(2.57)	(4.12)	—	(0.86)	(1.82)	(1.70)
Total dividends and distributions	(2.89)	(4.35)	(0.31)	(1.31)	(2.23)	(2.08)
Net asset value, end of period	$19.22	$20.77	$25.40	$17.91	$21.64	$23.83
Total investment return[2]	8.59%	(2.80)%	43.81%	(12.22)%	1.35%	9.08%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.88%[3,4]	0.85%[4]	1.08%	1.55%	1.19%	1.21%
Expenses after fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	0.88%[3,4]	0.89%[4,5]	1.08%	1.23%	1.19%	1.21%
Expenses after fee waivers and/or expense reimbursements/ recoupments, excluding dividend expense, interest expense and other borrowing costs for investments sold short	0.88%[3]	0.89%	0.88%	0.89%	0.86%	0.85%
Net investment income (loss)	1.49%[3]	1.25%	1.18%	2.15%	2.01%	1.71%
Supplemental data:
Net assets, end of period (000's)	$17,143	$16,210	$17,611	$13,059	$16,463	$17,206
Portfolio turnover	18%	42%	117%	72%	81%	68%

1  Calculated using the average shares method.

PACE Large Co Value Equity Investments

Financial highlights (continued)

Class P

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$20.64	$25.27	$17.81	$21.51	$23.71	$23.66
Net investment income (loss)[1]	0.15	0.29	0.26	0.42	0.44	0.40
Net realized and unrealized gain (loss)	1.18	(0.57)	7.50	(2.82)	(0.42)	1.72
Net increase (decrease) from operations	1.33	(0.28)	7.76	(2.40)	0.02	2.12
Dividends from net investment income	(0.32)	(0.23)	(0.30)	(0.44)	(0.40)	(0.37)
Distributions from net realized gains	(2.57)	(4.12)	—	(0.86)	(1.82)	(1.70)
Total dividends and distributions	(2.89)	(4.35)	(0.30)	(1.30)	(2.22)	(2.07)
Net asset value, end of period	$19.08	$20.64	$25.27	$17.81	$21.51	$23.71
Total investment return[2]	8.61%	(1.66)%	43.92%	(12.24)%	1.28%	9.06%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.89%[3,4]	0.86%[4]	1.07%	1.24%	1.21%	1.23%
Expenses after fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	0.89%[3,4]	0.87%[4,5]	1.07%	1.23%	1.21%	1.22%
Expenses after fee waivers and/or expense reimbursements/ recoupments, excluding dividend expense, interest expense and other borrowing costs for investments sold short	0.89%[3]	0.87%	0.88%	0.89%	0.88%	0.87%
Net investment income (loss)	1.49%[3]	1.27%	1.19%	2.16%	2.01%	1.69%
Supplemental data:
Net assets, end of period (000's)	$780,650	$850,709	$1,018,933	$760,606	$1,008,741	$1,184,977
Portfolio turnover	18%	42%	117%	72%	81%	68%

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Annualized.

4  Includes interest expense representing less than 0.005%.

5  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Portfolio, not to exceed the expense cap.

See accompanying notes to financial statements.

PACE Large Co Growth Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$19.50	$28.94	$26.11	$24.27	$27.06	$25.18
Net investment income (loss)[1]	0.00[2]	(0.08)	(0.19)	(0.02)	(0.06)	(0.06)
Net realized and unrealized gain (loss)	(1.22)	(3.35)	7.99	5.61	1.74	4.55
Net increase (decrease) from operations	(1.22)	(3.43)	7.80	5.59	1.68	4.49
Distributions from net realized gains	(7.13)	(6.01)	(4.97)	(3.75)	(4.47)	(2.61)
Net asset value, end of period	$11.15	$19.50	$28.94	$26.11	$24.27	$27.06
Total investment return[3]	(3.77)%	(15.45)%	32.62%	26.36%	10.08%	18.72%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments	1.16%[4,5]	1.13%[5]	1.13%[5]	1.16%[5]	1.14%[5]	1.14%[5]
Expenses after fee waivers and/or expense reimbursements/ recoupments	1.13%[4,5]	1.13%[5]	1.13%[5]	1.13%[5]	1.13%[5]	1.14%[5]
Net investment income (loss)	0.04%[4]	(0.35)%	(0.69)%	(0.10)%	(0.27)%	(0.22)%
Supplemental data:
Net assets, end of period (000's)	$39,170	$47,702	$63,320	$54,124	$48,197	$47,549
Portfolio turnover	31%	78%	39%	42%	34%	41%

Class Y

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$21.56	$31.29	$27.83	$25.61	$28.23	$26.12
Net investment income (loss)[1]	0.03	(0.02)	(0.12)	0.04	(0.01)	0.01
Net realized and unrealized gain (loss)	(1.31)	(3.70)	8.55	5.97	1.87	4.74
Net increase (decrease) from operations	(1.28)	(3.72)	8.43	6.01	1.86	4.75
Dividends from net investment income	(0.03)	—	—	(0.04)	(0.01)	(0.03)
Distributions from net realized gains	(7.13)	(6.01)	(4.97)	(3.75)	(4.47)	(2.61)
Total dividends and distributions	(7.16)	(6.01)	(4.97)	(3.79)	(4.48)	(2.64)
Net asset value, end of period	$13.12	$21.56	$31.29	$27.83	$25.61	$28.23
Total investment return[3]	(3.70)%	(15.18)%	32.89%	26.71%	10.38%	19.03%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.90%[4,5]	0.87%[5]	0.87%[5]	0.88%[5]	0.88%[5]	0.88%[5]
Expenses after fee waivers and/or expense reimbursements	0.88%[4,5]	0.87%[5]	0.87%[5]	0.88%[5]	0.88%[5]	0.88%[5]
Net investment income (loss)	0.28%[4]	(0.08)%	(0.42)%	0.15%	(0.02)%	0.05%
Supplemental data:
Net assets, end of period (000's)	$16,883	$18,056	$22,743	$19,149	$16,329	$15,715
Portfolio turnover	31%	78%	39%	42%	34%	41%

1  Calculated using the average shares method.

2  Amount represents less than $0.005 per share

PACE Large Co Growth Equity Investments

Financial highlights (continued)

Class P

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$21.21	$30.89	$27.52	$25.37	$28.01	$25.94
Net investment income (loss)[1]	0.03	(0.03)	(0.12)	0.04	(0.00)[2]	0.01
Net realized and unrealized gain (loss)	(1.30)	(3.64)	8.46	5.90	1.84	4.70
Net increase (decrease) from operations	(1.27)	(3.67)	8.34	5.94	1.84	4.71
Dividends from net investment income	(0.03)	—	—	(0.04)	(0.01)	(0.03)
Distributions from net realized gains	(7.13)	(6.01)	(4.97)	(3.75)	(4.47)	(2.61)
Total dividends and distributions	(7.16)	(6.01)	(4.97)	(3.79)	(4.48)	(2.64)
Net asset value, end of period	$12.78	$21.21	$30.89	$27.52	$25.37	$28.01
Total investment return[3]	(3.67)%	(15.22)%	32.89%	26.72%	10.34%	19.03%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.93%[4,5]	0.89%[5]	0.90%[5]	0.92%[5]	0.90%[5]	0.90%[5]
Expenses after fee waivers and/or expense reimbursements	0.88%[4,5]	0.88%[5]	0.88%[5]	0.88%[5]	0.88%[5]	0.89%[5]
Net investment income (loss)	0.29%[4]	(0.10)%	(0.43)%	0.17%	(0.01)%	0.03%
Supplemental data:
Net assets, end of period (000's)	$667,985	$867,605	$1,202,262	$1,099,813	$1,156,162	$1,327,262
Portfolio turnover	31%	78%	39%	42%	34%	41%

3  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total invesment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4  Annualized.

5  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements.

PACE Small/Medium Co Value Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$21.11	$26.33	$16.88	$18.74	$21.05	$20.90
Net investment income (loss)[1]	0.07	0.06	0.02	0.08	0.10	0.07
Net realized and unrealized gain (loss)	0.39	(1.41)	9.53	(1.81)	(1.29)	2.49
Net increase (decrease) from operations	0.46	(1.35)	9.55	(1.73)	(1.19)	2.56
Dividends from net investment income	(0.11)	(0.05)	(0.10)	(0.13)	(0.13)	(0.02)
Distributions from net realized gains	(3.69)	(3.82)	—	—	(0.99)	(2.39)
Total dividends, distributions and return of capital	(3.80)	(3.87)	(0.10)	(0.13)	(1.12)	(2.41)
Net asset value, end of period	$17.77	$21.11	$26.33	$16.88	$18.74	$21.05
Total investment return[2]	3.96%	(5.92)%	56.72%	(9.32)%	(4.68)%	12.93%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.23%[3,4]	1.20%[3]	1.20%	1.23%[3]	1.22%[3]	1.21%
Expenses after fee waivers and/or expense reimbursements	1.23%[3,4]	1.20%[3]	1.20%	1.23%[3]	1.22%[3]	1.21%
Net investment income (loss)	0.72%[4]	0.24%	0.09%	0.47%	0.52%	0.34%
Supplemental data:
Net assets, end of period (000's)	$16,425	$17,436	$19,885	$13,279	$17,094	$18,342
Portfolio turnover	19%	37%	50%	59%	68%	60%

Class Y

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$22.31	$27.61	$17.69	$19.63	$22.00	$21.71
Net investment income (loss)[1]	0.10	0.11	0.07	0.14	0.16	0.15
Net realized and unrealized gain (loss)	0.43	(1.49)	9.98	(1.90)	(1.35)	2.58
Net increase (decrease) from operations	0.53	(1.38)	10.05	(1.76)	(1.19)	2.73
Dividends from net investment income	(0.16)	(0.10)	(0.13)	(0.18)	(0.19)	(0.05)
Distributions from net realized gains	(3.69)	(3.82)	—	—	(0.99)	(2.39)
Total dividends, distributions and return of capital	(3.85)	(3.92)	(0.13)	(0.18)	(1.18)	(2.44)
Net asset value, end of period	$18.99	$22.31	$27.61	$17.69	$19.63	$22.00
Total investment return[2]	4.08%	(5.74)%	56.98%	(9.08)%	(4.44)%	13.26%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.04%[3,4]	0.98%[3]	1.00%	1.04%[3]	0.94%[3]	0.89%
Expenses after fee waivers and/or expense reimbursements	1.04%[3,4]	0.98%[3]	1.00%	1.04%[3]	0.94%[3]	0.89%
Net investment income (loss)	0.91%[4]	0.45%	0.29%	0.77%	0.79%	0.70%
Supplemental data:
Net assets, end of period (000's)	$128	$143	$153	$105	$178	$232
Portfolio turnover	19%	37%	50%	59%	68%	60%

1  Calculated using the average share method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Includes interest expense representing less than 0.005%.

4  Annualized.

PACE Small/Medium Co Value Equity Investments

Financial highlights (continued)

Class P

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$21.94	$27.22	$17.45	$19.36	$21.69	$21.47
Net investment income (loss)[1]	0.09	0.10	0.06	0.12	0.13	0.11
Net realized and unrealized gain (loss)	0.42	(1.47)	9.85	(1.86)	(1.31)	2.55
Net increase (decrease) from operations	0.51	(1.37)	9.91	(1.74)	(1.18)	2.66
Dividends from net investment income	(0.14)	(0.09)	(0.14)	(0.17)	(0.16)	(0.05)
Distributions from net realized gains	(3.69)	(3.82)	—	—	(0.99)	(2.39)
Total dividends, distributions and return of capital	(3.83)	(3.91)	(0.14)	(0.17)	(1.15)	(2.44)
Net asset value, end of period	$18.62	$21.94	$27.22	$17.45	$19.36	$21.69
Total investment return[2]	4.07%	(5.78)%	56.95%	(9.12)%	(4.49)%	13.07%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments, including interest expense	1.06%[3,4]	1.01%[3]	1.02%	1.09%[3]	1.07%[3]	1.07%
Expenses after fee waivers and/or expense reimbursements	1.04%[3,4]	1.04%[3,6]	1.02%	1.04%[3]	1.04%[3]	1.06%
Net investment income (loss)	0.91%[4]	0.41%	0.28%	0.65%	0.69%	0.50%
Supplemental data:
Net assets, end of period (000's)	$336,950	$381,341	$478,837	$338,418	$421,054	$517,363
Portfolio turnover	19%	37%	50%	59%	68%	60%

Class P2

	Six months ended January 31, 2023 (unaudited)	Year ended July 31, 2022[5]
Net asset value, beginning of period	$21.76	$26.96
Net investment income (loss)[1]	(0.05)	(0.14)
Net realized and unrealized gain (loss)	0.41	(1.21)
Net increase (decrease) from operations	0.36	(1.35)
Dividends from net investment income	—	(0.03)
Distributions from net realized gains	(3.69)	(3.82)
Total dividends, distributions and return of capital	(3.69)	(3.85)
Net asset value, end of period	$18.43	$21.76
Total investment return[2]	3.28%	(5.84)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments, including interest expense	2.90%[4]	2.59%
Expenses after fee waivers and/or expense reimbursements	2.37%[4]	2.07%
Net investment income (loss)	(0.53)%[4]	(0.65)%
Supplemental data:
Net assets, end of period (000's)	$1	$1
Portfolio turnover	19%	37%

5  For the period from September 15, 2021 (commencement of operations) through July 31, 2022.

6  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Portfolio, not to exceed the expense cap.

See accompanying notes to financial statements.

PACE Small/Medium Co Growth Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.77	$21.72	$15.82	$16.82	$19.54	$16.79
Net investment income (loss)[1]	(0.03)	(0.09)	(0.15)	(0.10)	(0.12)	(0.12)
Net realized and unrealized gain (loss)	0.36	(3.38)	7.42	1.65	0.45	3.88
Net increase (decrease) from operations	0.33	(3.47)	7.27	1.55	0.33	3.76
Distributions from net realized gains	—	(7.48)	(1.37)	(2.55)	(3.05)	(1.01)
Net asset value, end of period	$11.10	$10.77	$21.72	$15.82	$16.82	$19.54
Total investment return[2]	3.06%	(22.59)%	47.35%	10.43%	4.67%	23.29%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments, including interest expense	1.24%[3,4]	1.20%[3]	1.19%[3]	1.23%[3]	1.21%[3]	1.20%[3]
Expenses after fee waivers and/or expense reimbursements/ recoupments, including interest expense	1.24%[3,4]	1.20%[3]	1.19%[3]	1.23%[3]	1.21%[3]	1.19%[3]
Net investment income (loss)	(0.58)%[4]	(0.60)%	(0.77)%	(0.64)%	(0.67)%	(0.66)%
Supplemental data:
Net assets, end of period (000's)	$19,479	$21,148	$31,412	$23,755	$24,675	$24,749
Portfolio turnover	49%	78%	98%	89%	135%	99%

Class Y

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$13.18	$24.77	$17.87	$18.65	$21.26	$18.08
Net investment income (loss)[1]	(0.02)	(0.07)	(0.15)	(0.08)	(0.10)	(0.02)
Net realized and unrealized gain (loss)	0.44	(4.04)	8.42	1.85	0.54	4.21
Net increase (decrease) from operations	0.42	(4.11)	8.27	1.77	0.44	4.19
Distributions from net realized gains	—	(7.48)	(1.37)	(2.55)	(3.05)	(1.01)
Net asset value, end of period	$13.60	$13.18	$24.77	$17.87	$18.65	$21.26
Total investment return[2]	3.11%	(22.31)%	47.52%	10.60%	4.82%	23.97%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments, including interest expense	0.96%[4]	0.96%[3]	2.20%[3]	1.21%[3]	0.92%[3]	0.69%[3]
Expenses after fee waivers and/or expense reimbursements/ recoupments, including interest expense	0.96%[4]	1.07%[3,5]	1.08%[3]	1.08%[3]	1.08%[3,5]	0.67%[3]
Net investment income (loss)	(0.33)%[4]	(0.38)%	(0.66)%	(0.49)%	(0.54)%	(0.12)%
Supplemental data:
Net assets, end of period (000's)	$8	$7	$36	$28	$49	$47
Portfolio turnover	49%	78%	98%	89%	135%	99%

1  Calculated using the average share method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Includes interest expense representing less than 0.005%.

PACE Small/Medium Co Growth Equity Investments

Financial highlights (continued)

Class P

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.61	$24.07	$17.39	$18.21	$20.85	$17.82
Net investment income (loss)[1]	(0.03)	(0.08)	(0.13)	(0.08)	(0.10)	(0.10)
Net realized and unrealized gain (loss)	0.43	(3.90)	8.18	1.81	0.51	4.14
Net increase (decrease) from operations	0.40	(3.98)	8.05	1.73	0.41	4.04
Distributions from net realized gains	—	(7.48)	(1.37)	(2.55)	(3.05)	(1.01)
Net asset value, end of period	$13.01	$12.61	$24.07	$17.39	$18.21	$20.85
Total investment return[2]	3.17%	(22.47)%	47.57%	10.64%	4.83%	23.46%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.11%[3,4]	1.04%[3]	1.03%[3]	1.09%[3]	1.07%[3]	1.06%[3]
Expenses after fee waivers and/or expense reimbursements	1.08%[3,4]	1.04%[3]	1.03%[3]	1.08%[3]	1.07%[3]	1.05%[3]
Net investment income (loss)	(0.43)%[4]	(0.45)%	(0.60)%	(0.49)%	(0.52)%	(0.52)%
Supplemental data:
Net assets, end of period (000's)	$273,499	$315,222	$475,618	$383,461	$433,053	$518,869
Portfolio turnover	49%	78%	98%	89%	135%	99%

Class P2

	Six months ended January 31, 2023 (unaudited)	Period ended July 31, 2022
Net asset value, beginning of period	$12.38	$24.66
Net investment income (loss)[1]	(0.17)	(0.32)
Net realized and unrealized gain (loss)	0.43	(4.48)
Net increase (decrease) from operations	0.26	(4.80)
Distributions from net realized gains	—	(7.48)
Net asset value, end of period	$12.64	$12.38
Total investment return[2]	2.10%	(25.60)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	4.07%[4]	3.06%[3,4]
Expenses after fee waivers and/or expense reimbursements	3.26%[4]	2.72%[3,4]
Net investment income (loss)	(2.85)%[4]	(2.21)%[4]
Supplemental data:
Net assets, end of period (000's)	$1	$1
Portfolio turnover	49%	78%

4  Annualized.

5  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Portfolio, not to exceed the expense cap.

6  For the period from September 15, 2021 (commencement of operations) through July 31, 2022.

See accompanying notes to financial statements.

PACE International Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$15.50	$19.03	$14.64	$15.00	$17.03	$16.23
Net investment income (loss)[1]	0.06	0.32	0.24	0.21	0.24	0.23
Net realized and unrealized gain (loss)	1.02	(2.46)	4.34	(0.18)	(1.13)	0.88
Net increase (decrease) from operations	1.08	(2.14)	4.58	0.03	(0.89)	1.11
Dividends from net investment income	(0.13)	(0.37)	(0.19)	(0.36)	(0.26)	(0.31)
Distributions from net realized gains	(0.31)	(1.02)	—	(0.03)	(0.88)	—
Total dividends and distributions	(0.44)	(1.39)	(0.19)	(0.39)	(1.14)	(0.31)
Net asset value, end of period	$16.14	$15.50	$19.03	$14.64	$15.00	$17.03
Total investment return[2]	7.24%	(12.06)%	31.41%	0.00%	(4.56)%	6.88%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	1.80%[3]	1.77%	1.64%	1.78%	1.88%	1.86%[4]
Expenses after fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	1.68%[3]	1.69%	1.58%	1.78%	1.88%	1.85%[4]
Expenses after fee waivers and/or expense reimbursements/ recoupments, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.25%[3]	1.25%	1.25%	1.34%	1.34%	1.31%
Net investment income (loss)	0.83%[3]	1.80%	1.40%	1.42%	1.60%	1.37%
Supplemental data:
Net assets, end of period (000's)	$22,309	$22,049	$28,773	$23,422	$27,264	$31,165
Portfolio turnover	19%	36%	48%	32%	46%	78%

Class Y

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$15.42	$18.95	$14.58	$14.93	$16.98	$16.17
Net investment income (loss)[1]	0.08	0.36	0.28	0.25	0.29	0.28
Net realized and unrealized gain (loss)	1.02	(2.45)	4.33	(0.17)	(1.15)	0.89
Net increase (decrease) from operations	1.10	(2.09)	4.61	0.08	(0.86)	1.17
Dividends from net investment income	(0.17)	(0.42)	(0.24)	(0.40)	(0.31)	(0.36)
Distributions from net realized gains	(0.31)	(1.02)	—	(0.03)	(0.88)	—
Total dividends and distributions	(0.48)	(1.44)	(0.24)	(0.43)	(1.19)	(0.36)
Net asset value, end of period	$16.04	$15.42	$18.95	$14.58	$14.93	$16.98
Total investment return[2]	7.45%	(11.86)%	31.77%	0.29%	(4.32)%	7.24%
Ratios to average net assets:
Expenses before fee waivers and/or reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	1.55%[3]	1.52%	1.36%	1.47%	1.62%	1.59%[4]
Expenses after fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	1.43%[3]	1.44%	1.33%	1.47%	1.62%	1.58%[4]
Expenses after fee waivers and/or expense reimbursements/ recoupments, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.00%[3]	1.00%	1.00%	1.03%	1.07%	1.04%
Net investment income (loss)	1.08%[3]	2.06%	1.65%	1.71%	1.90%	1.63%
Supplemental data:
Net assets, end of period (000's)	$10,393	$10,376	$12,596	$11,053	$11,977	$13,966
Portfolio turnover	19%	36%	48%	32%	46%	78%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

PACE International Equity Investments

Financial highlights (continued)

Class P

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$15.38	$18.90	$14.54	$14.90	$16.93	$16.13
Net investment income (loss)[1]	0.08	0.36	0.28	0.24	0.29	0.28
Net realized and unrealized gain (loss)	1.01	(2.44)	4.31	(0.17)	(1.13)	0.88
Net increase (decrease) from operations	1.09	(2.08)	4.59	0.07	(0.84)	1.16
Dividends from net investment income	(0.17)	(0.42)	(0.23)	(0.40)	(0.31)	(0.36)
Distributions from net realized gains	(0.31)	(1.02)	—	(0.03)	(0.88)	—
Total dividends and distributions	(0.48)	(1.44)	(0.23)	(0.43)	(1.19)	(0.36)
Net asset value, end of period	$15.99	$15.38	$18.90	$14.54	$14.90	$16.93
Total investment return[2]	7.40%	(11.84)%	31.74%	0.30%	(4.27)%	7.14%
Ratios to average net assets:
Expenses before fee waivers and/or reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	1.51%[3]	1.49%	1.36%	1.49%	1.60%	1.59%[4]
Expenses after fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	1.43%[3]	1.44%	1.33%	1.49%	1.60%	1.58%[4]
Expenses after fee waivers and/or expense reimbursements/ recoupments, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.00%[3]	1.00%	1.00%	1.05%	1.05%	1.03%
Net investment income (loss)	1.09%[3]	2.07%	1.65%	1.70%	1.89%	1.66%
Supplemental data:
Net assets, end of period (000's)	$736,390	$781,868	$995,293	$815,785	$948,956	$1,138,165
Portfolio turnover	19%	36%	48%	32%	46%	78%

3  Annualized.

4  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements.

PACE International Emerging Markets Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.01	$16.87	$13.79	$12.99	$13.61	$13.59
Net investment income (loss)[1]	0.07	0.22	0.05	0.12	0.16	0.13
Net realized and unrealized gain (loss)	0.92	(3.42)	3.18	0.80	(0.58)	0.03
Net increase (decrease) from operations	0.99	(3.20)	3.23	0.92	(0.42)	0.16
Dividends from net investment income	(0.26)	(0.23)	(0.15)	(0.12)	(0.20)	(0.14)
Distributions from net realized gains	—	(1.43)	—	—	—	—
Total dividends and distributions	(0.26)	(1.66)	(0.15)	(0.12)	(0.20)	(0.14)
Net asset value, end of period	$12.74	$12.01	$16.87	$13.79	$12.99	$13.61
Total investment return[2]	8.42%	(20.49)%	23.45%	6.97%	(2.91)%	1.11%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.68%[3,4]	1.75%[3]	1.66%[3]	1.72%[3]	1.71%[3]	1.72%[3]
Expenses after fee waivers and/or expense reimbursements	1.45%[3,4]	1.45%[3]	1.55%[3]	1.65%[3]	1.70%[3]	1.70%[3]
Net investment income (loss)	1.23%[4]	1.53%	0.33%	0.92%	1.24%	0.89%
Supplemental data:
Net assets, end of period (000's)	$3,490	$3,456	$5,033	$4,605	$4,512	$3,811
Portfolio turnover	23%	57%	82%	79%	52%	65%

Class Y

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.14	$17.04	$13.92	$13.11	$13.73	$13.70
Net investment income (loss)[1]	0.08	0.26	0.09	0.15	0.19	0.17
Net realized and unrealized gain (loss)	0.92	(3.45)	3.21	0.81	(0.59)	0.03
Net increase (decrease) from operations	1.00	(3.19)	3.30	0.96	(0.40)	0.20
Dividends from net investment income	(0.29)	(0.28)	(0.18)	(0.15)	(0.22)	(0.17)
Distributions from net realized gains	—	(1.43)	—	—	—	—
Total dividends and distributions	(0.29)	(1.71)	(0.18)	(0.15)	(0.22)	(0.17)
Net asset value, end of period	$12.85	$12.14	$17.04	$13.92	$13.11	$13.73
Total investment return[2]	8.49%	(20.29)%	23.78%	7.29%	(2.74)%	1.41%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.50%[3,4]	1.54%[3]	1.40%[3]	1.40%[3]	1.47%[3]	1.45%[3]
Expenses after fee waivers and/or expense reimbursements	1.20%[3,4]	1.20%[3]	1.30%[3]	1.40%[3]	1.45%[3]	1.45%[3]
Net investment income (loss)	1.38%[4]	1.81%	0.56%	1.16%	1.45%	1.15%
Supplemental data:
Net assets, end of period (000's)	$4,551	$4,245	$5,630	$6,067	$6,424	$7,419
Portfolio turnover	23%	57%	82%	79%	52%	65%
1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

PACE International Emerging Markets Equity Investments

Financial highlights (continued)

Class P

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.07	$16.95	$13.85	$13.04	$13.65	$13.63
Net investment income (loss)[1]	0.08	0.26	0.10	0.15	0.19	0.16
Net realized and unrealized gain (loss)	0.92	(3.43)	3.18	0.81	(0.58)	0.03
Net increase (decrease) from operations	1.00	(3.17)	3.28	0.96	(0.39)	0.19
Dividends from net investment income	(0.29)	(0.28)	(0.18)	(0.15)	(0.22)	(0.17)
Distributions from net realized gains	—	(1.43)	—	—	—	—
Total dividends and distributions	(0.29)	(1.71)	(0.18)	(0.15)	(0.22)	(0.17)
Net asset value, end of period	$12.78	$12.07	$16.95	$13.85	$13.04	$13.65
Total investment return[2]	8.54%	(20.28)%	23.75%	7.24%	(2.70)%	1.42%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.48%[3,4]	1.54%[3]	1.44%[3]	1.51%[3]	1.49%[3]	1.50%[3]
Expenses after fee waivers and/or expense reimbursements	1.20%[3,4]	1.20%[3]	1.30%[3]	1.40%[3]	1.45%[3]	1.45%[3]
Net investment income (loss)	1.39%[4]	1.81%	0.59%	1.14%	1.45%	1.14%
Supplemental data:
Net assets, end of period (000's)	$274,832	$288,057	$386,507	$345,431	$376,722	$437,363
Portfolio turnover	23%	57%	82%	79%	52%	65%

3  Includes interest expense representing less than 0.005%.

4  Annualized.

See accompanying notes to financial statements.

PACE Global Real Estate Securities Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.26	$8.42	$6.13	$7.74	$7.65	$7.69
Net investment income (loss)[1]	0.04	0.06	0.08	0.12	0.14	0.21
Net realized and unrealized gain (loss)	(0.43)	(0.98)	2.38	(1.37)	0.18	0.06
Net increase (decrease) from operations	(0.39)	(0.92)	2.46	(1.25)	0.32	0.27
Dividends from net investment income	(0.04)	(0.22)	(0.17)	(0.36)	(0.23)	(0.27)
Distributions from net realized gains	—	—	—	—	—	(0.04)
Return of capital	—	(0.02)	—	—	—	—
Total dividends and distributions	(0.04)	(0.24)	(0.17)	(0.36)	(0.23)	(0.31)
Net asset value, end of period	$6.83	$7.26	$8.42	$6.13	$7.74	$7.65
Total investment return[2]	(5.30)%	(11.29)%	40.73%	(17.00)%	4.53%	3.50%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.69%[3,4]	1.58%[4]	1.62%[4]	1.59%[4]	1.56%[4]	1.50%[4]
Expenses after fee waivers and/or expense reimbursements	1.45%[3,4]	1.45%[4]	1.45%[4]	1.45%[4]	1.45%[4]	1.45%[4]
Net investment income (loss)	1.20%[3]	0.72%	1.06%	1.69%	1.81%	2.82%
Supplemental data:
Net assets, end of period (000's)	$220	$321	$409	$307	$491	$370
Portfolio turnover	7%	76%	117%	111%	68%	73%

Class P

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$6.96	$8.08	$5.89	$7.46	$7.37	$7.42
Net investment income (loss)[1]	0.05	0.07	0.09	0.13	0.16	0.22
Net realized and unrealized gain (loss)	(0.41)	(0.93)	2.28	(1.31)	0.18	0.07
Net increase (decrease) from operations	(0.36)	(0.86)	2.37	(1.18)	0.34	0.29
Dividends from net investment income	(0.07)	(0.24)	(0.18)	(0.39)	(0.25)	(0.30)
Distributions from net realized gains	—	—	—	—	—	(0.04)
Return of capital	—	(0.02)	—	—	—	—
Total dividends and distributions	(0.07)	(0.26)	(0.18)	(0.39)	(0.25)	(0.34)
Net asset value, end of period	$6.53	$6.96	$8.08	$5.89	$7.46	$7.37
Total investment return[2]	(5.10)%	(11.04)%	41.05%	(16.85)%	4.92%	3.68%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.76%[3,4]	1.56%[4]	1.65%[4]	1.59%[4]	1.57%[4]	1.53%[4]
Expenses after fee waivers and/or expense reimbursements	1.20%[3,4]	1.20%[4]	1.20%[4]	1.20%[4]	1.20%[4]	1.20%[4]
Net investment income (loss)	1.66%[3]	0.97%	1.32%	1.97%	2.20%	3.08%
Supplemental data:
Net assets, end of period (000's)	$75,697	$90,302	$114,494	$87,866	$121,187	$137,069
Portfolio turnover	7%	76%	117%	111%	68%	73%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Annualized.

4  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements.

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PACE Alternative Strategies Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.48	$11.30	$11.05	$10.60	$10.85	$10.71
Net investment income (loss)[1]	0.11	(0.14)	(0.17)	(0.06)	0.01	(0.02)
Net realized and unrealized gain (loss)	0.23	0.01	0.96	0.51	0.03	0.16
Net increase (decrease) from operations	0.34	(0.13)	0.79	0.45	0.04	0.14
Dividends from net investment income	—	—	(0.14)	—	—	—
Distributions from net realized gains	(0.25)	(0.69)	(0.40)	—	(0.29)	—
Total dividends, distributions and return of capital	(0.25)	(0.69)	(0.54)	—	(0.29)	—
Net asset value, end of period	$10.57	$10.48	$11.30	$11.05	$10.60	$10.85
Total investment return[2]	3.21%	(1.17)%	7.21%	4.25%	0.52%	1.21%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	2.79%[3]	2.92%	2.93%	2.80%	2.65%	2.36%
Expenses after fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	2.58%[3]	2.65%	2.81%	2.62%	2.58%	2.27%
Expenses after fee waivers and/or expense reimbursements/ recoupments, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.83%[3]	1.88%	1.88%	1.88%	1.85%	1.76%
Net investment income (loss)	2.04%[3]	(1.27)%	(1.47)%	(0.57)%	0.10%	(0.16)%
Supplemental data:
Net assets, end of period (000's)	$4,209	$4,727	$5,995	$6,460	$8,394	$7,208
Portfolio turnover	200%	406%	418%	491%	447%	346%

Class Y

	Six months ended January 31, 2023	Years ended July 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.51	$11.31	$11.06	$10.60	$10.82	$10.65
Net investment income (loss)[1]	0.13	(0.11)	(0.14)	(0.04)	0.04	0.01
Net realized and unrealized gain (loss)	0.22	—	0.96	0.52	0.03	0.16
Net increase (decrease) from operations	0.35	(0.11)	0.82	0.48	0.07	0.17
Dividends from net investment income	—	—	(0.17)	(0.02)	—	—
Distributions from net realized gains	(0.25)	(0.69)	(0.40)	—	(0.29)	—
Total dividends, distributions and return of capital	(0.25)	(0.69)	(0.57)	(0.02)	(0.29)	—
Net asset value, end of period	$10.61	$10.51	$11.31	$11.06	$10.60	$10.82
Total investment return[2]	3.19%	(0.80)%	7.40%	4.56%	0.80%	1.41%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	2.55%[3]	2.68%	2.68%	2.56%	2.38%	2.11%
Expenses after fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	2.32%[3]	2.39%	2.57%	2.38%	2.31%	2.02%
Expenses after fee waivers and/or expense reimbursements/ recoupments, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.58%[3]	1.63%	1.63%	1.63%	1.59%	1.51%
Net investment income (loss)	2.43%[3]	(1.00)%	(1.22)%	(0.38)%	0.36%	0.09%
Supplemental data:
Net assets, end of period (000's)	$409	$410	$436	$402	$386	$544
Portfolio turnover	200%	406%	418%	491%	447%	346%

1  Calculated using the average share method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

PACE Alternative Strategies Investments

Financial highlights (continued)

Class P

	Six months ended January 31, 2023	Years ended January 31,
	(unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.47	$11.26	$11.01	$10.55	$10.78	$10.61
Net investment income (loss)[1]	0.12	(0.11)	(0.14)	(0.04)	0.03	0.01
Net realized and unrealized gain (loss)	0.22	0.01	0.96	0.52	0.03	0.16
Net increase (decrease) from operations	0.34	(0.10)	0.82	0.48	0.06	0.17
Dividends from net investment income	—	—	(0.17)	(0.02)	—	—
Distributions from net realized gains	(0.25)	(0.69)	(0.40)	—	(0.29)	—
Total dividends, distributions and return of capital	(0.25)	(0.69)	(0.57)	(0.02)	(0.29)	—
Net asset value, end of period	$10.56	$10.47	$11.26	$11.01	$10.55	$10.78
Total investment return[2]	3.21%	(0.90)%	7.53%	4.46%	0.90%	1.32%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	2.53%[3]	2.67%	2.68%	2.56%	2.42%	2.13%
Expenses after fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	2.33%[3]	2.40%	2.57%	2.38%	2.35%	2.04%
Expenses after fee waivers and/or expense reimbursements/ recoupments, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.58%[3]	1.63%	1.63%	1.63%	1.62%	1.53%
Net investment income (loss)	2.34%[3]	(1.01)%	(1.22)%	(0.35)%	0.33%	0.08%
Supplemental data:
Net assets, end of period (000's)	$349,663	$391,351	$447,508	$450,402	$520,531	$615,778
Portfolio turnover	200%	406%	418%	491%	447%	346%

Class P2

Six months ended January 31, 2023[4] (unaudited)
Net asset value, beginning of period	$10.56
Net investment income (loss)[1]	0.05
Net realized and unrealized gain (loss)	0.17
Net increase (decrease) from operations	0.22
Dividends from net investment income	—
Distributions from net realized gains	(0.25)
Total dividends, distributions and return of capital	(0.25)
Net asset value, end of period	$10.53
Total investment return[2]	2.04%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	3.71%[3]
Expenses after fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	3.71%[3]
Expenses after fee waivers and/or expense reimbursements/ recoupments, excluding dividend expense, interest expense and other borrowing costs for investments sold short	2.78%[3]
Net investment income (loss)	2.32%[3]
Supplemental data:
Net assets, end of period (000's)	$1
Portfolio turnover	200%

3  Annualized.

4  For the period from November 14, 2022 (commencement of operations) through January 31, 2023.

See accompanying notes to financial statements.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

PACE Select Advisors Trust (the "Trust") is an open-end management investment company registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"), currently offering multiple series representing separate investment portfolios. The Trust is a Delaware statutory trust organized under the laws of the State of Delaware by Certificate of Trust dated September 9, 1994, as amended June 9, 1995 and thereafter. The trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest at par value of $0.001 per share.

The Trust has fifteen series available for investment, each having its own investment objectives and policies: UBS Government Money Market Investments Fund, PACE Mortgage-Backed Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments, PACE High Yield Investments, PACE Large Co Value Equity Investments, PACE Large Co Growth Equity Investments, PACE Small/Medium Co Value Equity Investments, PACE Small/Medium Co Growth Equity Investments, PACE International Equity Investments, PACE International Emerging Markets Equity Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments (each a "Portfolio" and collectively, the "Portfolios"). Each of the Portfolios is classified as a diversified investment company for purposes of the 1940 Act.

UBS Asset Management (Americas) Inc. ("UBS AM") serves as the investment manager and administrator for the Portfolios and also as the investment advisor for UBS Government Money Market Investments Fund and a portion of PACE Alternative Strategies Investments' assets. Subject to the approval and oversight of the Portfolios' Board of Trustees (the "Board"), UBS AM selects and oversees other investment subadvisors, who provide advisory services for the Portfolios. UBS Asset Management (US) Inc. ("UBS AM (US)") serves as principal underwriter for the Portfolios. UBS AM and UBS AM (US) are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Each Portfolio currently offers Class A, Class Y, Class P, and Class P2 shares, with the exception of UBS Government Money Market Investments Fund, which currently offers Class P shares only, and PACE Global Real Estate Securities Investments, which only has Class A, Class P, and Class P2 shares. Each class represents interests in the same assets of the applicable Portfolio and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges certain transfer agency and related services expenses and class specific fee/expense waiver arrangements. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan, if any. Class Y, Class P and Class P2 shares have no service or distribution plan. The Portfolios' Class P shares currently are available for purchase only to participants in the PACESM Select Advisors Program and certain other advisory programs offered through select sponsors, except that UBS Government Money Market Investments Fund shares are also available to participants in the PACESM Multi Advisor Program. Class P2 shares are only available for purchase by a limited group of investors, including on behalf of certain investors of a fee-based program or other advisory programs in which UBS AM exercises investment discretion and for which such investors pay UBS AM a fee, or pay an affiliate of UBS AM a fee, and UBS AM receives compensation, to participate in such programs; on behalf of institutional clients with which UBS AM or its affiliates has signed a separate investment management agreement, pursuant to which such investors pay an advisory fee; and by other registered investment companies managed by UBS AM that pay a management fee at the investing/acquiring fund level.

The Trust accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

In the normal course of business, the Portfolios may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Portfolios' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

UBS Government Money Market Investments Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. The Portfolio has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. The Portfolio has adopted a policy to operate as a "government money market fund" and as such the Portfolio is permitted to seek to maintain a stable price per share. In addition, by operating as a "government money market fund", the Portfolio is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Portfolio's Board may elect to subject the Portfolio to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Portfolios' financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In December 2022, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2022-06 ("ASU 2022-06"), "Reference Rate Reform (Topic 848)". ASU 2022-06 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2022-06 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect ASU 2022-06 to have a material impact on the financial statements.

The following is a summary of significant accounting policies:

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income and expense are recorded net of withholding taxes on the ex-dividend date ("ex-date") except in the case of certain dividends from foreign securities which are recorded as soon after the ex-date as the respective Portfolio, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day after adjusting for current capital share activity of the respective classes. Class specific expenses are charged directly to the applicable class of shares.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Foreign currency translation—The books and records of the Portfolios are maintained in US dollars. Foreign currency amounts are translated into US dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into US dollars based on the current exchange rates each business day; and (2) purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of operations.

The Portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in the market prices of securities. However, the Portfolios do isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated securities pursuant to US federal income tax regulations. Net realized foreign currency transaction gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

Concentration of risk—Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which some Portfolios in the Trust invest.

Small capitalization ("small cap") companies may be more vulnerable than larger capitalization ("large cap") companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of large cap companies or the market averages in general and therefore may involve greater risk than investing in large cap companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

The ability of the issuers of debt securities held by the Portfolios' to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investments in bonds with ratings of BB (Standard & Poor's Financial Services LLC or Fitch Ratings, Inc.) or Ba (Moody's Investors Service, Inc.) or below (commonly referred to as "high yield" bonds), or deemed of equivalent quality, have an increased risk of defaulting or otherwise being unable to honor a financial obligation. These securities are considered to be predominantly speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-quality) bonds.

Many financial instruments, financings or other transactions to which a Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate ("LIBOR"). LIBOR is widely used in financial markets. In July 2017, the United Kingdom's financial regulatory body announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may

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Notes to financial statements (unaudited)

cease to be published or utilized after that time. Various financial industry groups have begun planning for that transition, but the effect of the transition process and its ultimate success cannot yet be determined. The transition process may lead to increased volatility and illiquidity in markets for instruments the terms of which are based on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period. The willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments also remains uncertain. Any of these factors may adversely affect a Portfolio's performance or NAV. Certain LIBOR tenors were discontinued by the end of 2021, while the discontinuation of others have been extended to June 2023.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Portfolios' investments. The extent of the impact to the financial performance of the Portfolio will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

At January 31, 2023, PACE Global Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE International Equity Investments, PACE International Emerging Markets Equity Investments and PACE Alternative Strategies Investments had exposure to Russian or Ukrainian securities. Such exposure was limited to less than 1% of each such Fund's assets as of such date, with the exception of PACE International Emerging Markets Equity Investments. PACE International Emerging Markets Equity Investments had 3.8% of its assets in such securities as of January 31, 2022, which holdings were subsequently sold or declined in value to represent under 1% of that Fund's assets. The escalating conflict between Ukraine and the Russian Federation, especially after Russia invaded Ukraine in March 2022, has resulted in significant volatility and uncertainty in financial markets. NATO, EU and G7 member countries have imposed severe and coordinated sanctions against Russia. Restrictive measures have also been imposed by Russia, and some securities traded in that country have materially declined in value and/or may no longer be tradable. These actions have resulted in significant disruptions to investing activities and businesses with operations in Russia. The longer-term impact to geopolitical norms, supply chains and investment valuations is uncertain.

Valuation of investments

Each Portfolio generally calculates its net asset value on days that the New York Stock Exchange ("NYSE") is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Portfolios do not price their shares, on most national holidays and Good Friday. To the extent that a Portfolio's assets are traded in other markets on days when the NYSE is not open, the value of a Portfolio's assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern Time, a Portfolio's net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Portfolio calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Under Rule 2a-7 under the 1940 Act, as amended ("Rule 2a-7"), UBS Government Money Market Investments Fund has adopted a policy to operate as a "government money market fund". Under Rule 2a-7, a "government money market fund" invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a "government money market fund", UBS Government Money Market Investments Fund values its investments at amortized cost unless the Portfolio's Board determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

Each Portfolio (other than UBS Government Money Market Investments Fund) calculates its net asset value based on the current market value, where available, for its Portfolio investments. The Portfolios normally obtain market values

PACE Select Advisors Trust

Notes to financial statements (unaudited)

for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized "evaluation" systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter ("OTC") market and listed on The NASDAQ Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Board. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Portfolios invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Portfolio's net asset value. However, if any of the Portfolios determine that such developments are so significant that they will materially affect the value of the Portfolio's investments, the Portfolio may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Portfolios may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at "fair value," that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios' use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolio's custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps are valued using prices from the clearing houses.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the "VC") to assist with its designated responsibilities as valuation designee with respect to the Portfolios' portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Portfolio's portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the "limit up" or "limit down" price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Portfolio's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio's own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Portfolio's Portfolio of investments.

Investments

Asset-backed securities—Certain Portfolios may invest in asset-backed securities ("ABS"), representing interests in pools of certain types of underlying installment loans, home equity loans, leases of various types of real and personal property and receivables from revolving lines of credit (credit cards). Such assets are securitized through the use of

PACE Select Advisors Trust

Notes to financial statements (unaudited)

trusts or special purpose corporations. The yield characteristics of ABS differ from those of traditional debt securities. One such major difference is that principal may be prepaid at any time because the underlying obligations generally may be prepaid at any time. ABS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Loan assignments and participations—Certain Portfolios may invest in secured or unsecured fixed or floating rate loans ("Loans") arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions ("Lenders") which may be in the form of participations ("Participations") in Loans or assignments ("Assignments") of all or a portion of Loans from third parties. A Portfolio may invest in multiple series or tranches of a Loan, which may have varying terms and carry different associated risks. Participations typically result in a Portfolio having a contractual relationship only with the Lender, not with the borrower. A Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Portfolio generally has no direct right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and a Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Portfolio assumes the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the selling Lender, the Portfolio may be treated as a general creditor of that Lender and may not benefit from any set-off between the Lender and the borrower. A Portfolio will acquire Participations only if its subadvisor determines that the selling Lender is creditworthy. When a Portfolio purchases Assignments from Lenders, it acquires direct rights against the borrower on the Loan. In an Assignment, the Portfolio is entitled to receive payments directly from the borrower and, therefore, does not depend on the selling bank to pass these payments onto the Portfolio. However, because Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by a Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

Mortgage-backed securities—Certain Portfolios may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Company or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Such classes include interest-only ("IO") and principal-only ("PO") classes. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected.

Real estate investment trusts—Certain Portfolios may invest in real estate investment trusts ("REITs"). Distributions from a REIT are initially recorded as dividend income and may subsequently be recharacterized by the REIT at the end of its tax year as a return of capital and/or capital gains. The Portfolio estimates the character of dividends received from REITs for financial reporting purposes based on the distribution history of each REIT. Once actual distribution characterizations are made available by the REITs, typically after calendar year end, the Portfolio updates its accounting and/or tax books and records.

Repurchase agreements—The Portfolios may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Portfolios maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Portfolios and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. Certain Portfolios obtain securities on terms that allow it to resell or repledge the securities to others.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a Portfolios upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Portfolios generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a Portfolio's investment strategies and limitations, may require the Portfolios to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller's guarantor, if any) becomes insolvent, the Portfolios may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Portfolio intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM and the applicable subadvisor to present minimal credit risks.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Each Portfolio may participate in joint repurchase agreement transactions with other Portfolios's managed, advised or sub-advised by UBS AM. Under certain circumstances, the Portfolios may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its Portfolios at the end of the day in order to avoid having the Portfolios potentially exposed to a fee for uninvested cash held in a business account at a bank.

Restricted securities—The Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in each Portfolio's portfolio footnotes.

Reverse repurchase agreements—Certain Portfolios may enter into reverse repurchase agreements with qualified third party banks, securities dealers or their affiliates. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time a Portfolio enters into a reverse repurchase agreement, the Portfolio establishes and maintains a segregated account with the Portfolio's custodian containing liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

During the period ended January 31, 2023, only PACE Mortgage-Backed Securities Fixed Income Investments and PACE Strategic Fixed Income Investments utilized reverse repurchase agreement transactions.

The table below represents the remaining contractual maturity as of January 31, 2023, of the reverse repurchase agreement transactions accounted for as secured borrowings.

PACE Mortgage-Backed Securities Fixed Income Investments

Types of securities being bought back	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
Reverse repurchase agreements	$—	$14,569,936	$—	$—	$—

Securities traded on to-be-announced basis—Certain Portfolios may from time to time purchase, or short sell, securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Portfolio commits to purchasing securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid securities are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Short sales "against the box"—Each Portfolio (other than UBS Government Money Market Investments Fund and PACE Municipal Fixed Income Investments) may engage in short sale transactions of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales "against the box"). A Portfolio might make a short sale "against the box" to hedge against market risks when its subadvisor believes that the price of a security may decline, thereby causing a decline in the value of a security owned by the Portfolio or a security convertible into or exchangeable for a security owned by the Portfolio.

The Portfolio must borrow the security to make delivery to the buyer. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized appreciation or depreciation on the Statement of operations. Any loss in the Portfolio's long position after the short sale should be reduced by a corresponding gain in the short position. Conversely, any gain in the long position after the

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Notes to financial statements (unaudited)

short sale should be reduced by a corresponding loss in the short position. When a Portfolio sells short, it establishes a margin account with the broker effecting the short sale and deposits collateral with the broker. In addition, the Portfolio maintains, in a segregated account with its custodian, the securities that could be used to cover the short sale. Each Portfolio incurs transaction costs, including dividend expense, borrowing costs and interest expense, in connection with opening, maintaining and closing short sales "against the box". These dividends and interest are booked as an expense or liability to the Portfolio.

Treasury Inflation Protected Securities—The Portfolios may purchase Treasury inflation protected securities ("TIPS") which are debt securities issued by the US Treasury. TIPS adjust for inflation based on changes in the published Consumer Price Index ("CPI"). During periods of inflation when the CPI index increases, the principal amount of the debt to which the rate of interest is applied increases, which in turn increases the yield. During periods of deflation when the CPI index decreases, the principal amount of the debt to which the rate of interest is applied decreases, which in turn lowers the yield. At maturity, TIPS return the higher of the principal amount at maturity or the initial face amount of the debt.

Treasury roll transactions—Certain Portfolios may enter into treasury roll transactions. In a treasury roll transaction, a Portfolio sells a Treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and date. The Portfolio receives cash from the sale of the Treasury security to use for other investment purposes. For US GAAP purposes, a treasury roll transaction is accounted for as a secured borrowing and not as a purchase and sale. The difference between the sale price and repurchase price represents net interest income or net interest expense reflective of an agreed upon rate between the Portfolio and the counterparty over the term of the borrowing. The Portfolio will benefit from the transaction if the income earned on the investment purchased with the cash received in the treasury roll transaction exceeds the interest expense incurred by the Portfolio. If the interest expense exceeds the income earned, the Portfolio's net investment income and dividends to shareholders may be adversely impacted.

Treasury roll transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase may decline below the agreed upon repurchase price of those securities. During the period ended January 31, 2023, only PACE Mortgage-Backed Securities Fixed Income Investments and PACE Strategic Fixed Income Investments utilized treasury roll transactions.

PACE Mortgage-Backed Securities Fixed Income Investments

Types of securities being bought back	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
US government obligations	$—	$—	$—	$—	$—

PACE Strategic Fixed Income Investments

Types of securities being bought back	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
US government obligations	$—	$18,480,903	$—	$—	$—

Uncovered short sales—PACE Mortgage-Backed Securities Fixed Income Investments (with respect to securities issued by the US Treasury and TBA securities coupon trades), PACE Large Co Value Equity Investments, PACE International Equity Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments may engage in short sale transactions in which the Portfolio sells a security it does not own (or does not have the right to acquire at no added cost), in anticipation of a decline in the security's price.

The Portfolio must borrow the security to make delivery to the buyer. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized

PACE Select Advisors Trust

Notes to financial statements (unaudited)

appreciation or depreciation on the Statement of operations. The Portfolio will realize a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security, and the Portfolio will realize a gain if the security declines in price between those same dates. Each Portfolio segregates collateral, consisting of cash or liquid assets, sufficient to collateralize the market value of the investments sold short. Each Portfolio incurs transaction costs, including dividend expense, borrowing costs and interest expenses in connection with opening, maintaining and closing short sales. These dividends and interest are booked as an expense or liability to the Portfolio.

Because a Portfolio's loss on a short sale arises from increases in the value of the investment sold short, such loss, like the potential increase in price of the security sold short, is theoretically unlimited. The Portfolio's investments held long could also decline in value at the same time the value of the investment sold short increases, thereby increasing the Portfolio's potential for loss. There is also the risk that the counterparty to a short sale transaction may fail to honor its contract terms, causing a loss to the Portfolio. In addition, PACE Large Co Value Equity Investments and PACE International Equity Investments may invest the proceeds received upon the initial sale of the security, resulting in leverage and increasing each Portfolio's return and loss potential. PACE International Equity Investments may also engage in short sale transactions that are effected through their custodian and may deliver cash received in connection with its securities lending activity to the custodian as collateral to secure the short sale transactions.

For the period ended January 31, 2023 PACE Global Real Estate Securities Investments did not engage in uncovered short sale transactions.

Unfunded loan commitments—A Portfolio may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statement of assets and liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Portfolio's NAV as if the Portfolio had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments.

Under the terms of the contract, the Portfolio has the option to assign (sell) all or portion of the unfunded loan commitment. Upon the completion of such assignment, the Portfolio is released from its rights and obligations pertaining to the portion of the unfunded loan commitment assigned. When the Portfolio sells a portion of an unfunded loan commitment, the portion sold is removed from the Portfolio of investments and the unsettled amount is reflected as unfunded loan commitments sold on the Statement of assets and liabilities until settlement date. Once settled, the portion of the unfunded loan commitment assigned is relieved from the Portfolio's unfunded loan commitments liability.

Derivative instruments

Purchased options—Certain Portfolios may purchase put and call options, including, but not limited to, options on foreign or US securities, indices, foreign currencies, options on futures contracts and options on swap agreements (commonly referred to as swaptions), in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument.

The Portfolios pay a premium which is included on the Statement of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Purchased options are shown as portfolio holdings within the Portfolio of investments and are included in the Statement of assets and liabilities in investments, at value.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Option writing—Certain Portfolios may write (sell) put and call options, including, but not limited to, options on foreign or US securities, indices, foreign currencies, options on futures contracts and options on swap agreements (commonly referred to as swaptions), in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains.

When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included on the Portfolio's Statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option, which a Portfolio has written, is exercised, the Portfolio recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option, which a Portfolio has written, is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Portfolio purchases upon exercise of the option.

In writing an option, a Portfolio bears the market risk of an unfavorable change in the price of the derivative instrument, security, or currency underlying the written option. Exercise of an option written by a Portfolio could result in the Portfolio selling or buying a derivative instrument, security or currency at a price different from current market value.

In the normal course of trading activities, the Portfolio trades and holds certain fair valued derivative contracts that constitute guarantees. Such contracts include written put options, where the Portfolio will be obligated to purchase securities at specified prices (i.e. the options are exercised by the counterparties). It also includes written swaptions, where the Portfolio will be obligated to enter into a swap agreement.

The maximum payout for written put options is limited to the number of put option contracts written and the related strike prices, respectively. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event. At January 31, 2023, PACE Mortgage-Backed Securities Fixed Income Investments and PACE Alternative Strategies Investments had maximum payout amounts of approximately $6,930,307,000 and $2,318,437 respectively, relating to written put option contracts.

Futures contracts—Certain Portfolios may purchase or sell futures contracts to increase or reduce their exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance income or realized gains. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference asset, such as a specific security or currency, at a specified price at a specified later date.

Upon entering into a futures contract, a Portfolio is required to deliver to a broker an amount of cash and/or US government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin", generally are made or received by a Portfolio, depending on the daily fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts that are held through swap contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized appreciation or depreciation on futures until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Using futures contracts involves various risks, including market, interest rate and equity risks. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. To the extent that market prices move in an unexpected direction, there is a risk that a Portfolio will not achieve the anticipated benefits of the futures contract or may realize a loss.

Futures contracts, if any, are shown as fund holdings within the Portfolio of investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Swap agreements—Certain Portfolios may engage in swap agreements, including, but not limited to, interest rate, credit default, total return. A Portfolio expects to enter into these transactions to preserve a return or spread on a particular investment or to hedge a portion of the Portfolio's duration, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, to gain exposure to certain markets in the most economical way possible or in an attempt to enhance income or gains.

The Portfolios accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation or depreciation of swap agreements. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statement of operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Certain Portfolios may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

Credit default swap agreements involve commitments to make or receive payments in the event of a default of a security or other credit event of the referenced obligation. As a buyer, the Portfolio would make periodic payments to the counterparty, and the Portfolio would receive payments only upon the occurrence of a default or credit event. If no default or credit event occurs, the Portfolio will lose its periodic stream of payments over the term of the contract. However, if a default or a credit event does occur, the Portfolio typically would receive full notional value for the referenced obligation that may have little or no value. As a seller, the Portfolio would receive periodic payments from the counterparty, and the Portfolio would make payments only upon the occurrence of a default or a credit event. If no default or credit event occurs, the Portfolio will gain the periodic stream of payments it received over the term of the contract and the counterparty will lose its periodic stream of payments over the term of the contract. However, if a default or credit event occurs, the Portfolio typically would pay full notional value for the referenced obligation that may have little or no value. Credit default swap agreements may involve greater risks than if the Portfolio had invested in the referenced obligation directly and are subject to general market risk, liquidity risk and credit risk.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of referenced credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various

PACE Select Advisors Trust

Notes to financial statements (unaudited)

credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swap agreements on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swap agreements on credit indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues of an emerging market country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swap agreements on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement, which may exceed the amount of the value reflected on the Statement of assets and liabilities. Notional amounts of all credit default swap agreements outstanding as of the period end for which a Portfolio is the seller of protection are disclosed under the section "Credit default swap agreements on corporate issues and credit indices—sell protection" in the Portfolio of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into, if any, by a Portfolio for the same referenced entity or entities.

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swap agreements are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Total return swap agreements are subject to general market risk, liquidity risk, counterparty risk, interest rate risk, credit risk and the risk that there may be unfavorable changes in the underlying investments or instruments.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the realized price variance of the underlying asset is less than the strike price. As a payer of the realized price variance the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

The use of swap agreements involves investment techniques, risks, and transaction costs different from those associated with ordinary portfolio security transactions, including assumptions about market conditions, interest rates, and other applicable factors. As a result, the performance of the Portfolio will be different than if it had used ordinary portfolio security transactions. OTC swap agreements do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap agreement defaults and fails to consummate the transaction, the Portfolio's risk of loss will consist of the net amount of interest or other payments that the Portfolio is contractually entitled to receive. Therefore, the Portfolio would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

Certain clearinghouses offer clearing for limited types of derivatives transactions, such as interest rate and credit default swap agreements. Centrally cleared swap agreements must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty. The performance of a centrally cleared swap transaction is effectively guaranteed by a central clearinghouse, thereby reducing the Portfolio's exposure to the credit risk of its original counterparty. The Portfolio will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared transaction. Centrally cleared swap agreements, if any, are reported on the Statement of assets and liabilities based on variation margin received or paid, if any.

Forward foreign currency contracts—Certain Portfolios may enter into forward foreign currency contracts as part of their investment objective, for purposes of risk management or to hedge the US dollar value of portfolio securities denominated in a particular currency. Generally, a forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Non-deliverable forward foreign currency contracts are settled with the counterparty in US dollars, or another fully convertible currency, without the physical delivery of foreign currency.

Fluctuations in the value of open forward foreign currency contracts are recorded daily for book purposes as unrealized appreciation or depreciation on forward foreign currency contracts by the Funds. Realized gains and losses on forward foreign currency contracts include net gains or losses recognized by the Funds on contracts which have been sold or matured.

Risks may arise upon entering into forward foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the US dollar or each other.

Derivatives by underlying risk—Investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of operations. Under US GAAP, investment companies do not qualify for hedge accounting. Accordingly, even though Portfolio's investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of disclosure under US GAAP.

The volume of derivatives as disclosed in each Portfolio's portfolio of investments is representative of the volume of derivatives outstanding during the period ended January 31, 2023.

Swap agreements, forward foreign currency contracts, swaptions and options written entered into by the Portfolios may contain credit-risk related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value thresholds. If triggered, the derivative counterparty could request additional cash margin and/or terminate the derivative contract. The aggregate fair value of the derivative contracts

PACE Select Advisors Trust

Notes to financial statements (unaudited)

that are in a net liability position that contain these triggers can be found in the Portfolio's Portfolio of investments. The aggregate fair value of assets that are already posted as collateral as of January 31, 2023 is reflected in the Statement of assets and liabilities.

At January 31, 2023, the Portfolio had the following derivatives categorized by underlying risk:

Asset derivatives1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
PACE Mortgage-Backed Securities Fixed Income Investments
Options and swaptions purchased	$781,796	$—	$—	$—	$781,796
Futures contracts	337,611	—	—	—	337,611
Swap agreements	6,569,200	—	—	—	6,569,200
Total value	$7,688,607	$—	$—	$—	$7,688,607
PACE Intermediate Fixed Income Investments
Futures contracts	$250,650	$—	$—	$—	$250,650
PACE Strategic Fixed Income Investments
Options and swaptions purchased	$51,040	$—	$—	$—	$51,040
Futures contracts	216,535	—	—	—	216,535
Swap agreements	45,666	—	3,912	—	49,578
Forward foreign currency contracts	—	213,717	—	—	213,717
Total value	$313,241	$213,717	$3,912	$—	$530,870
PACE Global Fixed Income Investments
Futures contracts	$224,249	$—	$—	$—	$224,249
Forward foreign currency contracts	—	185,325	—	—	185,325
Total value	$224,249	$185,325	$—	$—	$409,574
PACE High Yield Investments
Forward foreign currency contracts	$—	$2,674	$—	$—	$2,674
PACE Alternative Strategies Investments
Options and swaptions purchased	$—	$—	$—	$2,264,765	$2,264,765
Futures contracts	518,994	—	—	88,586	607,580
Swap agreements	572,303	—	—	1,299,028	1,871,331
Forward foreign currency contracts	—	382,711	—	—	382,711
Total value	$1,091,297	$382,711	$—	$3,652,379	$5,126,387

1  In the Statement of assets and liabilities, options and swaptions purchased are shown within investments, at value, swap agreements (except centrally cleared swap agreements) are shown within swap agreements, at value, while forward foreign currency contracts are shown using unrealized appreciation on forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation of futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Liability derivatives1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
PACE Mortgage-Backed Securities Fixed Income Investments
Options and swaptions written	$(615,726)	$—	$—	$—	$(615,726)
Futures contracts	(71,273)	—	—	—	(71,273)
Swap agreements	(1,801,617)	—	—	—	(1,801,617)
Total	$(2,488,616)	$—	$—	$—	$(2,488,616)
PACE Intermediate Fixed Income Investments
Futures contracts	$(24,251)	$—	$—	$—	$(24,251)
PACE Strategic Fixed Income Investments
Options and swaptions written	$(48,071)	$—	$—	$—	$(48,071)
Futures contracts	(123,843)	—	—	—	(123,843)
Swap agreements	(3,988)	—	—	—	(3,988)
Forward foreign currency contracts	—	(318,509)	—	—	(318,509)
Total	$(175,902)	$(318,509)	$—	$—	$(494,411)
PACE Global Fixed Income Investments
Futures contracts	$(745,662)	$—	$—	$—	$(745,662)
Forward foreign currency contracts	—	(539,386)	—	—	(539,386)
Total	$(745,662)	$(539,386)	$—	$—	$(1,285,048)
PACE High Yield Investments
Forward foreign currency contracts	$—	$(1,147,492)	$—	$—	$(1,147,492)
PACE Alternative Strategies Investments
Options and swaptions written	$—	$—	$—	$(1,113,148)	$(1,113,148)
Futures contracts	(286,930)	—	—	(1,130,776)	(1,417,706)
Swap agreements	—	—	—	(786,342)	(786,342)
Forward foreign currency contracts	—	(624,939)	—	—	(624,939)
Total	$(286,930)	$(624,939)	$—	$(3,030,266)	$(3,942,135)

1  In the Statement of assets and liabilities, options and swaptions written are shown within options and swaptions written, at value, swap agreements (except centrally cleared swap agreements) are shown within swap agreements, at value, while forward foreign currency contracts are shown within unrealized depreciation on forward foreign currency contracts. Futures contracts are reported in the table above using cumulative depreciation of futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be paid, if any, is reported within the Statement of assets and liabilities.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

During the period ended January 31, 2023, net realized gain (loss) from derivatives were as follows:

Realized gain (loss)1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
PACE Mortgage-Backed Securities Fixed Income Investments
Options and swaptions purchased	$559,246	$—	$—	$—	$559,246
Options and swaptions written	289,913	—	—	—	289,913
Futures contracts	278,701	—	—	—	278,701
Swap agreements	4,153,958	—	—	—	4,153,958
Total net realized gains (loss)	$5,281,818	$—	$—	$—	$5,281,818
PACE Intermediate Fixed Income Investments
Options and swaptions written	$(1,586)	$—	$—	$—	$(1,586)
Futures contracts	(328,121)	—	—	—	(328,121)
Swap agreements	(253,790)	—	367	—	(253,423)
Forward foreign currency contracts	—	233,603	—	—	233,603
Total net realized gains (loss)	$(583,497)	$233,603	$367	$—	$(349,527)
PACE Strategic Fixed Income Investments
Options and swaptions written	$335,760	$122,561	$—	$—	$458,321
Futures contracts	1,237,116	—	—	—	1,237,116
Swap agreements	285,340	—	(1,607,174)	313,324	(1,008,510)
Forward foreign currency contracts	—	(378,151)	—	—	(378,151)
Total net realized gains (loss)	$1,858,216	$(255,590)	$(1,607,174)	$313,324	$308,776
PACE Global Fixed Income Investments
Futures contracts	$541,207	$—	$—	$—	$541,207
Forward foreign currency contracts	—	2,200,026	—	—	2,200,026
Total net realized gains (loss)	$541,207	$2,200,026	$—	$—	$2,741,233
PACE High Yield Investments
Forward foreign currency contracts	$—	$(2,055,790)	$—	$—	$(2,055,790)
PACE International Equity Investments
Forward foreign currency contracts	$—	$(12,608)	$—	$—	$(12,608)
PACE International Emerging Markets Equity Investments
Forward foreign currency contracts	$—	$(13,391)	$—	$—	$(13,391)
PACE Alternative Strategies Investments
Options and swaptions purchased	$—	$—	$—	$(1,752,017)	$(1,752,017)
Options and swaptions written	—	—	—	1,983,792	1,983,792
Futures contracts	(87,588)	—	—	(1,521,989)	(1,116,577)
Swap agreements	2,209,773	—	100,274	501,311	2,811,358
Forward foreign currency contracts	—	(1,604,035)	—	—	(1,604,035)
Total net realized gains (loss)	$2,122,185	$(1,604,035)	$100,274	$(295,903)	$322,521

PACE Select Advisors Trust

Notes to financial statements (unaudited)

1  The net realized gain (loss) is shown in the Statement of operations in net realized gain (loss) on futures contracts, options and swaptions written, swap agreements and forward foreign currency contracts, unless otherwise noted. The net realized gain (loss) on options and swaptions purchased is shown in the Statement of operations in net realized gain (loss) on investments.

During the period ended January 31, 2023, net unrealized appreciation (depreciation) from derivatives were as follows:

Net change in unrealized appreciation (depreciation)1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
PACE Mortgage-Backed Securities Fixed Income Investments
Options and swaptions purchased	$(469,244)	$—	$—	$—	$(469,244)
Options and swaptions written	1,018,985	—	—	—	1,018,985
Futures contracts	266,746	—	—	—	266,746
Swap agreements	(365,347)	—	—	—	(365,347)
Net change in appreciation (depreciation)	$451,140	$—	$—	$—	$451,140
PACE Intermediate Fixed Income Investments
Options and swaptions written	$(3,609)	$—	$—	$—	$(3,609)
Futures contracts	271,838	—	—	—	271,838
Swap agreements	241,363	—	(1,035)	—	240,328
Foreign forward currency contracts	—	(208,369)	—	—	(208,369)
Net change in appreciation (depreciation)	$509,592	$(208,369)	$(1,035)	$—	$300,188
PACE Strategic Fixed Income Investments
Options and swaptions purchased	$(18,600)	$—	$—	$—	$(18,600)
Options and swaptions written	(218,904)	(120,421)	—	—	(339,325)
Futures contracts	(1,218,073)	—	—	—	(1,218,073)
Swap agreements	(196,316)	—	1,533,411	(231,133)	1,105,962
Foreign forward currency contracts	—	1,670	—	—	1,670
Net change in appreciation (depreciation)	$(1,651,893)	$(118,751)	$1,533,411	$(231,133)	$(468,366)
PACE Global Fixed Income Investments
Futures contracts	$(719,678)	$—	$—	$—	$(719,678)
Foreign forward currency contracts	—	(110,939)	—	—	(110,939)
Net change in appreciation (depreciation)	$(719,678)	$(110,939)	$—	$—	$(830,617)
PACE High Yield Investments
Foreign forward currency contracts	$—	$(1,216,441)	$—	$—	$(1,216,441)
PACE Alternative Strategies Investments
Options and swaptions purchased	$—	$—	$—	$(297,878)	$(297,878)
Options and swaptions written	—	—	—	431,614	431,614
Futures contracts	232,064	—	—	589,323	821,387
Swap agreements	806,198	—	193,136	(100,620)	898,714
Foreign forward currency contracts	—	1,680,362	—	—	1,680,362
Net change in appreciation (depreciation)	$1,038,262	$1,680,362	$193,136	$622,439	$(3,534,199)

1  The change in net unrealized appreciation (depreciation) is shown in the Statement of operations in change in net unrealized appreciation (depreciation) on futures contracts, options and swaptions written, swap agreements and forward foreign currency contracts, unless otherwise noted. The change in net unrealized appreciation (depreciation) of options and swaptions purchased is shown in the Statement of operations in change in net unrealized appreciation (depreciation) on investments.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Offsetting of certain derivatives—The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements with its OTC derivative contract counterparties in order to, among other things, reduce their credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. The Statement of assets and liabilities is presented gross of any netting.

At January 31, 2023, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE Mortgage-Backed Securities Fixed Income Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$7,688,607	$(2,488,616)
Derivatives not subject to a MNA or similar agreements	(6,906,811)	1,872,890
Total gross amount of assets and liabilities subject to MNA or similar agreements	$781,796	$(615,726)

The following tables present the Portfolio's derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Portfolio as of the period end.

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
BB	$40,380	$—	$—	$40,380
BNP	88,929	—	—	88,929
BOA	33,115	(33,115)	—	—
CITI	31,309	(31,309)	—	—
DB	129,355	—	—	129,355
GSI	9,956	—	—	9,956
JPMCB	6,179	(6,179)	—	—
MSCI	442,573	(223,562)	—	219,011
Total	$781,796	$(294,165)	$—	$487,631
Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
BOA	$(133,900)	$33,115	$—	$(100,785)
CITI	(196,885)	31,309	—	(165,576)
JPMCB	(61,379)	6,179	—	(55,200)
MSCI	(223,562)	223,562	—	—
Total	$(615,726)	$294,165	$—	$(321,561)

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, as value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the

PACE Select Advisors Trust

Notes to financial statements (unaudited)

futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

PACE Intermediate Fixed Income Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$250,650	$(24,251)
Derivatives not subject to a MNA or similar agreements[1]	(250,650)	24,251
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, as value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

PACE Strategic Fixed Income Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$530,870	$(494,411)
Derivatives not subject to a MNA or similar agreements	(266,113)	127,831
Total gross amount of assets and liabilities subject to MNA or similar agreements	$264,757	$(366,580)

The following tables present the Portfolio's derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Portfolio as of the period end.

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
BNP	$79,084	$(15,897)	$—	$63,187
BOA	20,418	(20,418)	—	—
CITI	69,478	(69,478)	—	—
DB	5,499	(5,499)	—	—
GS	41,546	(14,629)	—	26,917
HSBC	15,227	(4,535)	—	10,692
JPMCB	33,505	(33,505)	—	—
Total	$264,757	$(163,961)	$—	$100,796
Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
BB	$(15,757)	$—	$—	$(15,757)
BNP	(15,897)	15,897	—	—
BOA	(150,252)	20,418	—	(129,834)
CITI	(85,873)	69,478	—	(16,395)

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
DB	$(6,605)	$5,499	$—	$(1,106)
GS	(14,629)	14,629	—	—
HSBC	(4,535)	4,535	—	—
JPMCB	(49,304)	33,505	15,799	—
MSCI	(23,728)	—	23,728	—
Total	$(366,580)	$163,961	$39,527	$(163,092)

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, as value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

At January 31, 2023, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE Global Fixed Income Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$409,574	$(1,285,048)
Derivatives not subject to a MNA or similar agreements	(224,249)	745,662
Total gross amount of assets and liabilities subject to MNA or similar agreements	$185,325	$(539,386)

The following tables present the Portfolio's derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Portfolio as of the period end.

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
BB	$254	$(189)	$—	$65
BNP	42,634	(23,521)	—	19,113
CITI	14,765	(14,765)	—	—
GS	14,734	(14,734)	—	—
HSBC	12,840	(4)	—	12,836
MSCI	86,029	(5,385)	—	80,644
RBC	3,881	(3,881)	—	—
SCB	10	—	—	10
SSC	3,406	(280)	—	3,126
TD	6,772	—	—	6,772
Total	$185,325	$(62,759)	$—	$122,566

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
BB	$(189)	$189	$—	$—
BNP	(23,521)	23,521	—	—
BOA	(51,989)	—	—	(51,989)
CITI	(402,107)	14,765	—	(387,342)
GS	(33,939)	14,734	—	(19,205)
HSBC	(4)	4	—	—
MSCI	(5,385)	5,385	—	—
RBC	(21,972)	3,881	—	(18,091)
SSC	(280)	280	—	—
Total	$(539,386)	$62,759	$—	$(476,627)

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, as value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

At January 31, 2023, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE High Yield Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$2,674	$(1,147,492)
Derivatives not subject to a MNA or similar agreements[1]	(2,674)	1,147,492
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, as value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

PACE Alternative Strategies Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$5,126,387	$(3,942,135)
Derivatives not subject to a MNA or similar agreements[1]	(1,179,883)	1,417,706
Total gross amount of assets and liabilities subject to MNA or similar agreements	$3,946,504	$(2,524,429)

PACE Select Advisors Trust

Notes to financial statements (unaudited)

The following tables present the Portfolio's derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Portfolio as of the period end.

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
BB	$25,636	$(21,081)	$—	$4,555
BNP	84,081	(72,614)	—	11,467
BOA	25,197	(25,197)	—	—
CITI	9,825	(2,690)	—	7,135
Eurex Deutschland	279,980	(264,899)	—	15,081
GSI	82	(82)	—	—
HSBC	63,987	(63,987)	—	—
JPMCB	2,439,029	(1,428,398)	(1,010,631)	—
MSCI	996,947	(356,731)	(640,216)	—
SG	21,740	(14,805)	(6,935)	—
Total	$3,946,504	$(2,250,484)	$(1,657,782)	$38,238
Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
BB	$(21,081)	$21,081	$—	$—
BNP	(72,614)	72,614	—	—
BOA	(48,340)	25,197	23,143	—
CITI	(2,690)	2,690	—	—
CSA	(41,632)	—	—	(41,632)
Eurex Deutschland	(264,899)	264,899	—	—
GSI	(41,936)	82	—	(41,854)
HSBC	(231,303)	63,987	—	(167,316)
JPMCB	(1,428,398)	1,428,398	—	—
MSCI	(356,731)	356,731	—	—
SG	(14,805)	14,805	—	—
Total	$(2,524,429)	$2,250,484	$23,143	$(250,802)

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, as value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

Investment management and administration fees and other transactions with affiliates

The Trust has entered into an investment management and administration contract ("Management Contract") with UBS AM. In accordance with the Management Contract, each Portfolio paid UBS AM investment management and

PACE Select Advisors Trust

Notes to financial statements (unaudited)

administration fees, which were accrued daily and paid monthly, in accordance with the following schedule as of January 31, 2023:

Portfolio	Annual rate as a percentage of each Portfolio's average daily net assets
UBS Government Money Market Investments Fund	0.250%
PACE Mortgage-Backed Securities Fixed Income Investments	0.550% up to $250 million 0.500% above $250 million up to $500 million 0.475% above $500 million up to $750 million 0.450% above $750 million up to $1 billion 0.425% above $1 billion
PACE Intermediate Fixed Income Investments	0.550% up to $250 million 0.500% above $250 million up to $500 million 0.475% above $500 million up to $750 million 0.450% above $750 million up to $1 billion 0.425% above $1 billion
PACE Strategic Fixed Income Investments	0.550% up to $250 million
0.500% above $250 million up to $500 million
0.475% above $500 million up to $750 million
0.450% above $750 million up to $1 billion
0.425% above $1 billion up to $1.25 billion
0.400% above $1.25 billion
PACE Municipal Fixed Income Investments	0.500% up to $250 million 0.450% above $250 million up to $500 million 0.425% above $500 million up to $750 million 0.400% above $750 million up to $1 billion 0.375% above $1 billion
PACE Global Fixed Income Investments	0.600% up to $500 million 0.575% above $500 million up to $1 billion 0.550% above $1 billion
PACE High Yield Investments	0.700% up to $500 million 0.650% above $500 million up to $1 billion 0.625% above $1 billion up to $1.5 billion 0.600% above $1.5 billion up to $2 billion 0.575% above $2 billion
PACE Large Co Value Equity Investments	0.800% up to $250 million 0.770% above $250 million up to $500 million 0.730% above $500 million up to $1 billion 0.700% above $1 billion
PACE Large Co Growth Equity Investments	0.800% up to $500 million 0.775% above $500 million up to $1 billion 0.750% above $1 billion up to $1.5 billion 0.725% above $1.5 billion up to $2 billion 0.700% above $2 billion
PACE Small/Medium Co Value Equity Investments	0.800% up to $500 million 0.775% above $500 million
PACE Small/Medium Co Growth Equity Investments	0.800% up to $500 million 0.775% above $500 million
PACE International Equity Investments	0.900% up to $500 million 0.875% above $500 million up to $1 billion 0.850% above $1 billion up to $1.5 billion 0.825% above $1.5 billion up to $2 billion 0.800% above $2 billion

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Portfolio	Annual rate as a percentage of each Portfolio's average daily net assets
PACE International Emerging Markets Equity Investments	1.000% up to $500 million 0.975% above $500 million up to $1 billion 0.950% above $1 billion up to $1.5 billion 0.925% above $1.5 billion up to $2 billion 0.900% above $2 billion
PACE Global Real Estate Securities Investments	0.800% up to $500 million 0.750% above $500 million up to $1 billion 0.725% above $1 billion up to $1.5 billion 0.700% above $1.5 billion up to $2 billion 0.675% above $2 billion
PACE Alternative Strategies Investments	1.400% up to $500 million 1.350% above $500 million up to $1 billion 1.300% above $1 billion up to $1.5 billion 1.275% above $1.5 billion up to $2 billion 1.250% above $2 billion

Under separate Subdvisory Agreements, with the exception of UBS Government Money Market Investments Fund, UBS AM (not the Portfolios) pays the following investment subadvisors a fee from the investment management and administration fees which UBS AM receives, which is accrued daily and paid monthly:

Portfolio	Investment subadvisor
PACE Mortgage-Backed Securities Fixed Income Investments	Pacific Investment Management Company LLC
PACE Intermediate Fixed Income Investments	Brown Brothers Harriman & Co.
PACE Strategic Fixed Income Investments	Brown Brothers Harriman & Co. Neuberger Berman Investment Advisers LLC Pacific Investment Management Company LLC
PACE Municipal Fixed Income Investments	Insight North America LLC
PACE Global Fixed Income Investments	J.P. Morgan Investment Management Inc.
PACE High Yield Investments	Nomura Corporate Research and Asset Management, Inc.
PACE Large Co Value Equity Investments	Artisan Partners, LP Pzena Investment Management, LLC Wellington Management Company LLP
PACE Large Co Growth Equity Investments	GQG Partners LLC J.P. Morgan Investment Management Inc. Polen Capital Management, LLC
PACE Small/Medium Co Value Equity Investments	Huber Capital Management LLC Kayne Anderson Rudnick, LLC Sapience Investments, LLC
PACE Small/Medium Co Growth Equity Investments	Calamos Advisors LLC Jacobs Levy Equity Management, Inc Riverbridge Partners, LLC
PACE International Equity Investments	Los Angeles Capital Management and Equity Research, Inc. Mondrian Investment Partners Ltd. Robert W. Baird & Co. Incorporated
PACE International Emerging Markets Equity Investments	ARGA Investment Management, LP Mondrian Investment Partners Ltd. RWC Asset Advisors (US) LLC William Blair & Company LLC
PACE Global Real Estate Securities Investments	MFS Investment Management

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Portfolio	Investment subadvisor
PACE Alternative Strategies Investments[1]	Aviva Investors Americas, LLC
DLD Asset Management LP
Kettle Hill Capital Management, LLC
Magnetar Asset Management LLC
PCJ Investment Counsel Ltd.
Electron Capital Partners, LLC
Allspring Global Investments, LLC

1  UBS Asset Management (Americas) Inc. has the authority to allocate a portion of the Portfolio's assets to unaffiliated actively- and passively-managed pooled investment vehicles and index futures.

At January 31, 2023, certain Portfolios owe, or are (owed by), UBS AM for investment management and administration fees, net of fee waivers/expense reimbursements and/or recoupments as follows:

Portfolio	Amounts due to (owed by) UBS AM
UBS Government Money Market Investments Fund	$150,281
PACE Mortgage-Backed Securities Fixed Income Investments	63,167
PACE Intermediate Fixed Income Investments	(6,774)
PACE Strategic Fixed Income Investments	177,082
PACE Municipal Fixed Income Investments	80,745
PACE Global Fixed Income Investments	75,041
PACE High Yield Investments	105,812
PACE Large Co Value Equity Investments	562,034
PACE Large Co Growth Equity Investments	457,481
PACE Small/Medium Co Value Equity Investments	251,255
PACE Small/Medium Co Growth Equity Investments	178,124
PACE International Equity Investments	523,579
PACE International Emerging Markets Equity Investments	174,101
PACE Global Real Estate Securities Investments	47,848
PACE Alternative Strategies Investments	322,081

PACE Alternative Strategies Investments and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is voluntarily obligated to waive its management fees to the extent necessary to offset the cost savings to UBS AM for allocating a portion of the Portfolio's assets to other unaffiliated pooled investment vehicles and index futures. The fee waiver agreement may be terminated by the Portfolio's Board at any time and also will be terminated automatically upon the expiration or termination of the Portfolio's advisory contract with UBS AM. For the period ended January 31, 2023, UBS AM was contractually obligated to waive $134,010 in investment management and administration fees. This management fee waiver will not be subject to future recoupment.

The UBS Government Money Market Investments Fund and UBS AM have also entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees through November 30, 2023 in an amount equal to 0.13% of the fund's average daily net assets. For period ended January 31, 2023, UBS AM waived $295,681 in investment management fees. This management fee waiver will not be subject to future recoupment.

For PACE High Yield Investments Class P2, PACE Small/Medium Co Value Equity Investments Class P2, and PACE Small/Medium Co Growth Equity Investments Class P2, UBS AM has entered into a written agreement pursuant to which UBS AM has agreed to waive a portion of its investment management and administration fees. For the period ended January 31, 2023, the fees waived were $36,842, $2 and $2, respectively. Such amounts are not subject to future recoupment.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

UBS AM is contractually obligated to waive all or a portion of its investment management and administration fees and/or to reimburse the Portfolios for certain operating expenses in order to maintain the total annual ordinary operating expenses of each class (with certain exclusions such as dividend expense, borrowing costs and interest expense, relating to short sales, and expenses attributable to investment in other companies, interest, taxes, brokerage commissions and extraordinary expenses) through November 30, 2023 at a level not to exceed the amounts in the table below.

Each Portfolio will repay UBS AM for any such waived fees/reimbursed expenses during a three-year period following July 31, 2020, to the extent that ordinary operating expenses (with certain exclusions such as dividend expense, borrowing costs and interest expense) are otherwise below the applicable expense cap in effect at the time the fees or expenses were waived/reimbursed. For the period ended January 31, 2023, UBS AM had the following fee waivers/expense reimbursements, and recoupments. The fee waivers/expense reimbursements, portions of which are subject to repayment by the Portfolios through July 31, 2026, and recoupments for the period ended January 31, 2023, were as follows:

Portfolio	Class A expense cap	Class Y expense cap	Class P expense cap	Class P2 expense cap	Fees waived/ expenses reimbursed	Recoupments
UBS Government Money Market Investments Fund	N/A	N/A	0.60%	N/A	$11,400	$211,295
PACE Mortgage-Backed Securities Fixed Income Investments	0.97%	0.72%	0.72	N/A	265,706	—
PACE Intermediate Fixed Income Investments	0.86	0.61	0.61	N/A	408,755	—
PACE Strategic Fixed Income Investments	0.90	0.65	0.65	N/A	227,464	—
PACE Municipal Fixed Income Investments	0.82	0.57	0.57	N/A	102,283	—
PACE Global Fixed Income Investments	1.03	0.87	0.84	N/A	232,194	—
PACE High Yield Investments	1.06	0.88	0.91	N/A	139,346	—
PACE Large Co Value Equity Investments	1.14	0.89	0.89	N/A	3,033	—
PACE Large Co Growth Equity Investments	1.13	0.88	0.88	N/A	173,224	—
PACE Small/Medium Co Value Equity Investments	1.29	1.04	1.04	N/A	24,132	—
PACE Small/Medium Co Growth Equity Investments	1.33	1.08	1.08	N/A	33,555	—
PACE International Equity Investments	1.25	1.00	1.00	N/A	306,357	—
PACE International Emerging Markets Equity Investments	1.45	1.20	1.20	N/A	372,063	—
PACE Global Real Estate Securities Investments	1.45	N/A	1.20	N/A	213,393	—
PACE Alternative Strategies Investments	1.83	1.58	1.58	N/A	258,949	—

At January 31, 2023, the following Portfolios had remaining fee waivers/expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Portfolio	Fee waivers/ expense reimbursements subject to repayment	Expires July 31, 2023	Expires July 31, 2024	Expires July 31, 2025	Expires July 31, 2026
UBS Government Money Market Investments Fund	$210,154	$210,154	$—	$—	$—
PACE Mortgage-Backed Fixed Income Investments—Class A	170,877	50,272	46,466	57,397	16,742
PACE Mortgage-Backed Fixed Income Investments—Class Y	132,511	52,046	29,838	37,641	12,986
PACE Mortgage-Backed Fixed Income Investments—Class P	2,269,055	676,441	639,149	717,487	235,978
PACE Intermediate Fixed Income Investments—Class A	74,048	17,655	18,878	24,204	13,311
PACE Intermediate Fixed Income Investments—Class Y	2,772	661	709	869	533
PACE Intermediate Fixed Income Investments—Class P	2,334,647	592,908	599,863	746,965	394,911
PACE Strategic Fixed Income Investments—Class A	47,266	13,052	11,751	18,811	3,652
PACE Strategic Fixed Income Investments—Class Y	7,742	3,517	290	2,834	1,101
PACE Strategic Fixed Income Investments—Class P	2,573,060	719,015	651,863	979,471	222,711
PACE Municipal Fixed Income Investments—Class A	131,835	41,790	42,217	35,292	12,536

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Portfolio	Fee waivers/ expense reimbursements subject to repayment	Expires July 31, 2023	Expires July 31, 2024	Expires July 31, 2025	Expires July 31, 2026
PACE Municipal Fixed Income Investments—Class Y	$189	$105	$36	$32	$16
PACE Municipal Fixed Income Investments—Class P	935,698	283,015	297,349	265,603	89,731
PACE Global Fixed Income Investments—Class A	225,211	68,194	69,743	68,724	18,550
PACE Global Fixed Income Investments—Class Y	15,080	3,639	4,528	5,041	1,872
PACE Global Fixed Income Investments—Class P	2,491,645	753,700	749,642	776,531	211,772
PACE High Yield Investments—Class A	33,206	9,785	12,415	8,906	2,100
PACE High Yield Investments—Class Y	1,395	272	600	522	1
PACE High Yield Investments—Class P	1,707,969	537,886	538,333	494,505	137,245
PACE Large Co Value Equity Investments—Class Y	41,714	41,714	—	—	—
PACE Large Co Value Equity Investments—Class P	3,033	—	—	—	3,033
PACE Large Co Growth Equity Investments—Class A	23,867	15,410	2,686	—	5,771
PACE Large Co Growth Equity Investments—Class Y	1,672	—	—	—	1,672
PACE Large Co Growth Equity Investments—Class P	835,205	384,445	180,121	104,858	165,781
PACE Small/Medium Co Value Equity Investments—Class Y	2	—	—	—	2
PACE Small/Medium Co Value Equity Investments—Class P	223,094	198,964	—	—	24,130
PACE Small/Medium Co Growth Equity Investments—Class Y	426	45	381	—	—
PACE Small/Medium Co Growth Equity Investments—Class P	33,555	—	—	—	33,555
PACE International Equity Investments—Class A	49,646	—	15,783	21,511	12,352
PACE International Equity Investments—Class Y	17,934	—	3,624	8,765	5,545
PACE International Equity Investments—Class P	1,020,014	—	256,117	475,437	288,460
PACE International Emerging Markets Equity Investments A	25,598	2,916	5,417	13,276	3,989
PACE International Emerging Markets Equity Investments Y	30,014	250	6,562	17,170	6,032
PACE International Emerging Markets Equity Investments P	2,453,150	382,997	546,239	1,161,872	362,042
PACE Global Real Estate Securities Investments—Class A	1,894	493	572	475	354
PACE Global Real Estate Securities Investments—Class P	1,449,631	419,648	444,097	372,847	213,039
PACE Alternative Strategies Investments—Class A	29,810	8,710	4,609	13,172	3,319
PACE Alternative Strategies Investments—Class Y	2,173	463	313	1,081	316
PACE Alternative Strategies Investments—Class P	2,220,783	618,213	331,558	1,015,698	255,314

UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that the yields on UBS Government Money Market Investments Fund drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. For the period ended January 31, 2023, the Fund did not incur this additional waiver.

For the period ended January 31, 2023, the Portfolios listed below paid broker commissions to affiliates of the investment manager as detailed in the below table. These broker commissions are reflected in the Statement of assets and liabilities within cost of investments, and the Statement of operations within net realized gains (losses) from, and/or net change in unrealized appreciation/depreciation of investments and/or futures.

Affiliated broker	PACE Large Co Value Equity Investments	PACE Small/ Medium Co Value Equity Investments	PACE Small/ Medium Co Growth Equity Investments	PACE International Emerging Markets Equity Investments	PACE Alternative Strategies Investments
UBS AG	$—	$—	$—	$1,512	$—
UBS Securities Asia Ltd.	—	—	—	1,218	—
UBS Securities Canada Inc.	—	291	—	—	—

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Affiliated broker	PACE Large Co Value Equity Investments	PACE Small/ Medium Co Value Equity Investments	PACE Small/ Medium Co Growth Equity Investments	PACE International Emerging Markets Equity Investments	PACE Alternative Strategies Investments
UBS Securities India Private Ltd.	$—	$—	$—	$267	$—
UBS Securities Private Ltd.	—	—	—	194	—
UBS Securities LLC	9,919	7,626	407	1,308	6,681
UBS Securities Pte Ltd., Seoul	—	—	—	878	—

During the period ended, January 31, 2023, some of the Portfolios engaged in purchase and sale transactions where an affiliate was underwriter. In such cases, the affiliate underwriter was not compensated and each trade was approved by the board.

Shareholder services plans

UBS AM (US) is the principal underwriter of each Portfolio's shares. The Trust has adopted a shareholder services plan (the "Plan") with respect to each Portfolio (with the exception of UBS Government Money Market Investments Fund, which only offers Class P shares) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Plan governs the payments made for the expenses incurred in the service of Class A shares. Annual fees under the Plan as a percentage of the average daily net assets of Class A shares of each applicable Portfolio are 0.25%.

UBS AM (US) also receives the proceeds of the initial sales charges paid upon purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A.

At January 31, 2023, certain Portfolios owed UBS AM (US) service fees. For the period ended January 31, 2023, there were no sales charges earned by UBS AM (US).

Portfolio	Service fees owed
PACE Mortgage-Backed Securities Fixed Income Investments—Class A	$4,421
PACE Intermediate Fixed Income Investments—Class A	1,831
PACE Strategic Fixed Income Investments—Class A	2,312
PACE Municipal Fixed Income Investments—Class A	6,023
PACE Global Fixed Income Investments—Class A	3,872
PACE High Yield Investments—Class A	698
PACE Large Co Value Equity Investments—Class A	19,194
PACE Large Co Growth Equity Investments—Class A	7,976
PACE Small/Medium Co Value Equity Investments—Class A	3,340
PACE Small/Medium Co Growth Equity Investments—Class A	3,969
PACE International Equity Investments—Class A	4,610
PACE International Emerging Markets Equity Investments—Class A	725
PACE Global Real Estate Securities Investments—Class A	45
PACE Alternative Strategies Investments—Class A	892

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Portfolios pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon"), the Portfolios' transfer agent, and is compensated for these services by BNY Mellon, not the Portfolios.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

For the period ended January 31, 2023, UBS Financial Services Inc. received from BNY Mellon, not the Portfolios, total delegated services fees as follows:

Portfolio	Delegated services fees earned
UBS Government Money Market Investments Fund	$193,586
PACE Mortgage-Backed Securities Fixed Income Investments	106,507
PACE Intermediate Fixed Income Investments	101,342
PACE Strategic Fixed Income Investments	128,590
PACE Municipal Fixed Income Investments	20,063
PACE Global Fixed Income Investments	115,299
PACE High Yield Investments	98,069
PACE Large Co Value Equity Investments	145,717
PACE Large Co Growth Equity Investments	141,039
PACE Small/Medium Co Value Equity Investments	138,636
PACE Small/Medium Co Growth Equity Investments	137,385
PACE International Equity Investments	138,088
PACE International Emerging Markets Equity Investments	126,476
PACE Global Real Estate Securities Investments	100,136
PACE Alternative Strategies Investments	65,031

Securities lending

Each Portfolio may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are initially secured at all times by cash, US government securities and irrevocable letters of credit in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and 105% of the market value of the securities loaned with respect to foreign securities. In the event that the market value of the cash, US government securities, and irrevocable letters of credit securing the loan falls below 100% for domestic securities, and 103% for foreign securities, the borrower must provide additional cash, US government securities, and irrevocable letters of credit so that the total securing the loan is at least 102% of the market value for domestic securities and 105% of the market value for foreign securities.

Each Portfolio will regain ownership of loaned securities to exercise certain beneficial rights; however, each Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, US government securities and irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received is invested in State Street Navigator Securities Lending Government Money Market Portfolio, which is included in each Portfolio of investments. State Street Bank and Trust Company serves as the Portfolios' lending agent.

In addition, PACE International Equity Investments and PACE Alternative Strategies Investments participate in State Street's enhanced custody program. Through this program, State Street is capable of facilitating the Portfolios' short selling activity at a lower cost. A portion of the cash collateral received in connection with the Portfolios' securities lending activity is pledged back to State Street for the financing of short sales. This amount is shown as cash collateral on investments sold short in the Statement of assets and liabilities.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

At January 31, 2023, the following Portfolios had securities on loan at value, cash collateral and non-cash collateral as follows:

Portfolio	Value of securities on loan	Cash collateral	Non-cash collateral*	Total collateral	Security types held as non-cash collateral
PACE Intermediate Fixed Income Investments	$5,966,845	$6,075,808	$—	$6,075,808
PACE Strategic Fixed Income Investments	17,709,643	12,325,748	5,938,007	18,263,755	U.S. Treasury Notes and U.S. Treasury Bills
PACE Global Fixed Income Investments	229,058	—	232,899	232,899	U.S. Treasury Notes and U.S. Treasury Bills
PACE High Yield Investments	46,761	47,653	—	47,653
PACE Large Co Value Equity Investments	25,498,816	582,775	25,043,803	25,626,578	U.S. Treasury Notes and U.S. Treasury Bills
PACE Small/Medium Co Value Equity Investments	14,902,033	11,365,796	3,388,948	14,754,743	U.S. Treasury Notes and U.S. Treasury Bills
PACE Small/Medium Co Growth Equity Investments	5,750,330	1,588,574	4,159,508	5,748,082	U.S. Treasury Notes and U.S. Treasury Bills
PACE International Equity Investments**	16,326,676	8,747,763	8,335,047	17,082,810	U.S. Treasury Notes and U.S. Treasury Bills
PACE International Emerging Markets Investments	7,765,481	6,783,375	1,105,171	7,888,546	U.S. Treasury Notes and U.S. Treasury Bills
PACE Global Real Estate Securities Investments	6,316,911	2,209,100	4,567,744	6,776,843	U.S. Treasury Notes and U.S. Treasury Bills

*  These securities are held for the benefit of the Portfolio's custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of assets and liabilities.

**  This Portfolio participates in the enhanced custody program which permits self-borrow transactions that does not require any collateral for the securities on loan under those transactions.

The table below represents the disaggregation at January 31, 2023 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Portfolios or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.

	Type of securities loaned		Total gross amount of recognized liabilities for
Portfolio	Equity securities	Corporate bonds	securities lending transactions
PACE Intermediate Fixed Income Investments	$—	$6,075,808	$6,075,808
PACE Strategic Fixed Income Investments	—	12,325,748	12,325,748
PACE High Yield Investments	—	47,653	47,653
PACE Large Co Value Equity Investments	582,775	—	582,775
PACE Small/Medium Co Value Equity Investments	11,365,796	—	11,365,796
PACE Small/Medium Co Growth Equity Investments	1,588,574	—	1,588,574
PACE International Equity Investments	8,747,763	—	8,747,763
PACE International Emerging Markets Equity Investments	6,783,375	—	6,783,375
PACE Global Real Estate Securities Investments	2,209,100	—	2,209,100

Bank line of credit

With the exception of UBS Government Money Market Investments Fund, the Portfolios participate with other Portfolios managed, advised or subadvised by UBS AM in a $185 million committed credit facility (the "Committed Credit Facility") with State Street Bank and Trust Company. The Committed Credit Facility is to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of a participating Portfolio at the request of shareholders and other temporary or emergency purposes.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Interest on amounts borrowed is calculated based on the prevailing rates in effect at the time of borrowing. Each Portfolio covered by the Committed Credit Facility has agreed to pay commitment fees on the average daily balance of the Committed Credit Facility not utilized. Commitment fees have been allocated among the Portfolios in the Committed Credit Facility as follows: 50% of the allocation is based on the relative asset size of Portfolios and the other 50% of the allocation is based on utilization. For the period ended January 31, 2023, the following Portfolios had borrowings as follows:

Portfolio	Average daily amount of borrowing outstanding	Days outstanding	Interest expense	Weighted average annualized interest rate
PACE Strategic Fixed Income Investments	$1,042,636	1	$150	5.180%
PACE High Yield Investments	1,424,683	11	2,387	5.483
PACE Large Co Value Equity Investments	1,570,442	13	2,087	3.680
PACE Large Co Growth Equity Investments	4,337,665	17	11,549	5.638
PACE Small/Medium Co Value Equity Investments	1,518,575	18	3,299	4.345
PACE Small/Medium Co Growth Equity Investments	1,262,022	37	6,939	5.350
PACE International Equity Investments	2,069,073	72	22,075	5.335
PACE International Emerging Markets Equity Investments	927,467	85	11,016	5.031
PACE Global Real Estate Securities Investments	515,174	3	244	5.680
PACE Alternative Strategies Investments	854,978	7	673	4.050

At January 31, 2023, PACE International Equity Investments, and PACE International Emerging Markets Equity Investments had outstanding borrowings of $712,254 and $1,154,926, respectively.

Commission recapture program

Certain Portfolios participated in a brokerage commission recapture program. These Portfolios had established commission recapture arrangements with certain participating brokers or dealers. If a Portfolio's investment subadvisor chose to execute a transaction through a participating broker subject to best price and execution, the broker would have rebated a portion of the commission back to the Portfolio. Any collateral benefit received through participation in the commission recapture program was directed exclusively to the Portfolios. The commission recapture arrangement was terminated on August 10, 2022. For the period ended January 31, 2023, the following Portfolios recorded recaptured commissions which are reflected in the Statement of operations within the net realized gains (losses) from investments:

Portfolio	Amount
PACE Large Co Value Equity Investments	$8,147
PACE Large Co Growth Equity Investments	255
PACE Small/Medium Co Value Equity Investments	7,142
PACE Small/Medium Co Growth Equity Investments	2,703
PACE International Equity Investments	4,154
PACE International Emerging Markets Equity Investments	82
PACE Alternative Strategies Investments	4,665

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Purchases and sales of securities

For the period ended January 31, 2023, aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Portfolio	Purchases	Sales
PACE Mortgage-Backed Securities Fixed Income Investments	$1,946,270,967	$2,008,944,789
PACE Intermediate Fixed Income Investments	428,254,561	473,813,278
PACE Strategic Fixed Income Investments	597,275,695	564,468,531
PACE Municipal Fixed Income Investments	12,076,993	53,100,716
PACE Global Fixed Income Investments	211,612,520	211,615,851
PACE High Yield Investments	33,973,201	57,822,294
PACE Large Co Value Equity Investments	152,343,222	287,453,483
PACE Large Co Growth Equity Investments	237,914,556	391,323,640
PACE Small/Medium Co Value Equity Investments	64,377,985	119,874,950
PACE Small/Medium Co Growth Equity Investments	148,387,645	198,908,636
PACE International Equity Investments (long transactions)	156,594,864	244,526,800
PACE International Equity Investments (short transactions)	73,383,567	60,920,260
PACE International Emerging Markets Equity Investments	63,559,875	96,607,857
PACE Global Real Estate Securities Investments	5,553,998	13,738,954
PACE Alternative Strategies Investments (long transactions)	492,116,489	499,659,858
PACE Alternative Strategies Investments (short transactions)	263,707,677	274,612,622

Shares of beneficial interest

There are an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Portfolios, except UBS Government Money Market Investments Fund, which transacts at $1.00 per share, were as follows:

PACE Mortgage-Backed Securities Fixed Income Investments
For the six months ended January 31, 2023:

	Class A		Class Y
	Shares	Amount	Shares	Amount
Shares sold	46,259	$483,593	64,710	$686,314
Shares repurchased	(165,459)	(1,763,524)	(149,556)	(1,628,181)
Dividends reinvested	31,812	337,910	16,699	177,376
Net increase (decrease)	(87,388)	$(942,021)	(68,147)	$(764,491)

	Class P
	Shares	Amount
Shares sold	1,277,431	$13,689,138
Shares repurchased	(3,795,791)	(40,417,920)
Dividends reinvested	395,205	4,199,091
Net increase (decrease)	(2,123,155)	$(22,529,691)

PACE Select Advisors Trust

Notes to financial statements (unaudited)

For the year ended July 31, 2022:

	Class A		Class Y
	Shares	Amount	Shares	Amount
Shares sold	2,191	$27,319	238,479	$2,900,728
Shares repurchased	(272,013)	(3,359,677)	(535,183)	(6,433,698)
Dividends reinvested	40,361	485,156	26,241	315,350
Net increase (decrease)	(229,461)	$(2,847,202)	(270,463)	$(3,217,620)

	Class P
	Shares	Amount
Shares sold	2,965,007	$36,246,971
Shares repurchased	(4,760,017)	(56,985,434)
Dividends reinvested	532,136	6,397,136
Net increase (decrease)	(1,262,874)	$(14,341,327)

PACE Intermediate Fixed Income Investments
For the six months ended January 31, 2023:

	Class A		Class Y
	Shares	Amount	Shares	Amount
Shares sold	38,724	$402,733	—	$—
Shares repurchased	(101,791)	(1,077,466)	—	—
Dividends reinvested	10,312	108,477	308	3,242
Net increase (decrease)	(52,755)	$(566,256)	308	$3,242

	Class P
	Shares	Amount
Shares sold	1,841,196	$19,502,953
Shares repurchased	(4,363,462)	(46,147,058)
Dividends reinvested	386,991	4,073,516
Net increase (decrease)	(2,135,275)	$(22,570,589)

For the year ended July 31, 2022:

	Class A		Class Y
	Shares	Amount	Shares	Amount
Shares sold	1,461	$17,938	2,193	$27,718
Shares repurchased	(113,617)	(1,364,131)	(547)	(6,790)
Dividends reinvested	18,768	226,667	493	5,930
Net increase (decrease)	(93,388)	$(1,119,526)	2,139	$26,858

	Class P
	Shares	Amount
Shares sold	2,675,433	$32,115,252
Shares repurchased	(4,705,920)	(55,366,028)
Dividends reinvested	704,072	8,475,188
Net increase (decrease)	(1,326,415)	$(14,775,588)

PACE Select Advisors Trust

Notes to financial statements (unaudited)

PACE Strategic Fixed Income Investments
For the six months ended January 31, 2023:

	Class A		Class Y
	Shares	Amount	Shares	Amount
Shares sold	90,207	$1,042,448	7,403	$88,093
Shares repurchased	(164,115)	(1,895,280)	(108)	(1,289)
Dividends reinvested	14,620	170,658	1,446	16,840
Net increase (decrease)	(59,288)	$(682,174)	8,741	$103,644

	Class P
	Shares	Amount
Shares sold	2,371,001	$27,855,091
Shares repurchased	(8,129,228)	(95,285,730)
Dividends reinvested	807,694	9,420,097
Net increase (decrease)	(4,950,533)	$(58,010,542)

For the year ended July 31, 2022:

	Class A		Class Y
	Shares	Amount	Shares	Amount
Shares sold	8,155	$108,135	560	$7,430
Shares repurchased	(170,449)	(2,239,015)	(5,179)	(72,645)
Dividends reinvested	28,168	377,951	2,666	35,619
Net increase (decrease)	(134,126)	$(1,752,929)	(1,953)	$(29,596)

	Class P
	Shares	Amount
Shares sold	4,775,799	$63,833,495
Shares repurchased	(8,046,649)	(105,684,406)
Dividends reinvested	1,679,877	22,493,720
Net increase (decrease)	(1,590,973)	$(19,357,191)

PACE Municipal Fixed Income Investments
For the six months ended January 31, 2023:

	Class A		Class Y
	Shares	Amount	Shares	Amount
Shares sold	33,257	$399,549	—	$—
Shares repurchased	(204,217)	(2,448,232)	—	—
Dividends reinvested	15,255	182,293	3	43
Net increase (decrease)	(155,705)	$(1,866,390)	3	$43

	Class P
	Shares	Amount
Shares sold	2,892,025	$34,742,732
Shares repurchased	(6,277,438)	(75,028,913)
Dividends reinvested	185,253	2,213,993
Net increase (decrease)	(3,200,160)	$(38,072,188)

PACE Select Advisors Trust

Notes to financial statements (unaudited)

For the year ended July 31, 2022:

	Class A		Class Y
	Shares	Amount	Shares	Amount
Shares sold	6,041	$79,724	—	$—
Shares repurchased	(309,406)	(3,914,051)	—	—
Dividends reinvested	37,191	475,992	8	94
Net increase (decrease)	(266,174)	$(3,358,335)	8	$94

	Class P
	Shares	Amount
Shares sold	2,836,358	$36,259,955
Shares repurchased	(4,515,227)	(56,530,912)
Dividends reinvested	444,134	5,680,575
Net increase (decrease)	(1,234,735)	$(14,590,382)

PACE Global Fixed Income Investments
For the six months ended January 31, 2023:

	Class A		Class Y
	Shares	Amount	Shares	Amount
Shares sold	190,902	$1,530,624	820	$6,416
Shares repurchased	(350,003)	(2,865,803)	(4,211)	(34,247)
Dividends reinvested	19,449	158,229	2,116	17,061
Net increase (decrease)	(139,652)	$(1,176,950)	(1,275)	$(10,770)

	Class P
	Shares	Amount
Shares sold	1,445,008	$11,764,626
Shares repurchased	(4,564,354)	(37,150,091)
Dividends reinvested	284,218	2,304,287
Net increase (decrease)	(2,835,128)	$(23,081,178)

For the year ended July 31, 2022:

	Class A		Class Y
	Shares	Amount	Shares	Amount
Shares sold	2,337	$22,531	1,148	$10,847
Shares repurchased	(266,579)	(2,600,516)	(5,499)	(54,233)
Dividends reinvested	91,083	885,759	8,293	79,828
Net increase (decrease)	(173,159)	$(1,692,226)	3,942	$36,442

	Class P
	Shares	Amount
Shares sold	2,680,337	$25,564,635
Shares repurchased	(4,863,547)	(45,537,995)
Dividends reinvested	1,246,248	12,065,003
Net increase (decrease)	(936,962)	$(7,908,357)

PACE Select Advisors Trust

Notes to financial statements (unaudited)

PACE High Yield Investments
For the six months ended January 31, 2023:

	Class A		Class Y
	Shares	Amount	Shares	Amount
Shares sold	159,925	$1,293,782	—	$—
Shares repurchased	(171,765)	(1,413,554)	—	—
Dividends reinvested	8,505	69,378	2,087	17,118
Net increase (decrease)	(3,335)	$(50,394)	2,087	$17,118

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	976,709	$8,059,684	—	$—
Shares repurchased	(4,577,148)	(37,423,642)	(203,145)	(1,600,826)
Dividends reinvested	689,620	5,618,846	69,234	568,818
Net increase (decrease)	(2,910,819)	$(23,745,112)	(133,911)	$(1,032,008)

For the period ended July 31, 2022:

	Class A		Class Y
	Shares	Amount	Shares	Amount
Shares sold	74,073	$702,510	—	$—
Shares repurchased	(158,491)	(1,357,069)	—	—
Dividends reinvested	17,666	163,207	3,826	35,542
Net increase (decrease)	(66,752)	$(491,352)	3,826	$35,542

	Class P		Class P2*
	Shares	Amount	Shares	Amount
Shares sold	1,947,325	$18,328,262	2,457,034	$23,501,000
Shares repurchased	(4,383,112)	(39,900,229)	(136,209)	(1,200,000)
Dividends reinvested	1,447,092	13,387,763	80,221	715,928
Net increase (decrease)	(988,695)	$(8,184,204)	2,401,046	$23,016,928

*  For the period from September 15, 2021 (commencement of operations) through July 31, 2022.

PACE Large Co Value Equity Investments
For the six months ended January 31, 2023:

	Class A		Class Y
	Shares	Amount	Shares	Amount
Shares sold	155,178	$3,200,736	2,520	$51,617
Shares repurchased	(460,984)	(9,296,338)	(22,961)	(479,045)
Dividends reinvested	654,335	11,620,993	131,904	2,345,253
Net increase (decrease)	348,529	$5,525,391	111,463	$1,917,825

	Class P
	Shares	Amount
Shares sold	1,433,616	$27,754,679
Shares repurchased	(7,645,135)	(153,251,776)
Dividends reinvested	5,916,784	104,431,238
Net increase (decrease)	(294,735)	$(21,065,859)

PACE Select Advisors Trust

Notes to financial statements (unaudited)

For the year ended July 31, 2022:

	Class A		Class Y
	Shares	Amount	Shares	Amount
Shares sold	21,693	$469,073	5,137	$112,674
Shares repurchased	(324,479)	(7,426,151)	(50,340)	(1,261,211)
Dividends reinvested	707,354	15,179,815	132,410	2,844,159
Net increase (decrease)	404,568	$8,222,737	87,207	$1,695,622

	Class P
	Shares	Amount
Shares sold	1,774,416	$40,408,302
Shares repurchased	(8,388,593)	(186,192,491)
Dividends reinvested	7,503,444	160,123,492
Net increase (decrease)	889,267	$14,339,303

PACE Large Co Growth Equity Investments
For the six months ended January 31, 2023:

	Class A		Class Y
	Shares	Amount	Shares	Amount
Shares sold	121,304	$2,107,941	914	$14,325
Shares repurchased	(465,376)	(6,943,036)	(29,679)	(533,874)
Dividends reinvested	1,410,579	14,726,450	478,445	5,870,524
Net increase (decrease)	1,066,507	$9,891,355	449,680	$5,350,975

	Class P
	Shares	Amount
Shares sold	3,291,364	$46,740,035
Shares repurchased	(11,271,212)	(193,341,191)
Dividends reinvested	19,326,573	231,145,810
Net increase (decrease)	11,346,725	$84,544,654

For the year ended July 31, 2022:

	Class A		Class Y
	Shares	Amount	Shares	Amount
Shares sold	15,263	$331,601	1,549	$38,425
Shares repurchased	(267,289)	(5,958,659)	(52,570)	(1,485,795)
Dividends reinvested	509,753	12,014,887	161,875	4,210,372
Net increase (decrease)	257,727	$6,387,829	110,854	$2,763,002

	Class P
	Shares	Amount
Shares sold	1,772,390	$43,477,859
Shares repurchased	(7,942,383)	(199,354,133)
Dividends reinvested	8,153,771	208,655,010
Net increase (decrease)	1,983,778	$52,778,736

PACE Select Advisors Trust

Notes to financial statements (unaudited)

PACE Small/Medium Co Value Equity Investments
For the six months ended January 31, 2023:

	Class A		Class Y
	Shares	Amount	Shares	Amount
Shares sold	92,971	$1,878,543	48	$1,013
Shares repurchased	(144,971)	(2,876,694)	(976)	(19,360)
Dividends reinvested	150,456	2,432,879	1,239	21,413
Net increase (decrease)	98,456	$1,434,728	311	$3,066

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	594,329	$11,674,168	—	$—
Shares repurchased	(3,103,728)	(63,678,669)	—	—
Dividends reinvested	3,227,999	54,682,305	—	—
Net increase (decrease)	718,600	$2,677,804	—	$—

For the year ended July 31, 2022:

	Class A		Class Y
	Shares	Amount	Shares	Amount
Shares sold	41,888	$952,234	12	$240
Shares repurchased	(75,137)	(1,733,259)	(34)	(795)
Dividends reinvested	104,088	2,320,115	890	20,935
Net increase (decrease)	70,839	$1,539,090	868	$20,380

	Class P		Class P2*
	Shares	Amount	Shares	Amount
Shares sold	737,490	$17,785,061	37	$1,000
Shares repurchased	(3,621,483)	(85,327,550)	—	—
Dividends reinvested	2,673,473	61,890,895	—	—
Net increase (decrease)	(210,520)	$(5,651,594)	37	$1,000

*  For the period from September 15, 2021 (commencement of operations) through July 31, 2022.

PACE Small/Medium Co Growth Equity Investments
For the six months ended January 31, 2023:

	Class A		Class Y
	Shares	Amount	Shares	Amount
Shares sold	95,456	$1,006,117	—	$—
Shares repurchased	(304,520)	(3,165,856)	—	—
Dividends reinvested	—	—	—	—
Net increase (decrease)	(209,064)	$(2,159,739)	—	$—

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	1,339,486	$16,564,747	—	$—
Shares repurchased	(5,313,460)	(64,911,519)	—	—
Dividends reinvested	—	—	—	—
Net increase (decrease)	(3,973,974)	$(48,346,772)	—	$—

PACE Select Advisors Trust

Notes to financial statements (unaudited)

For the year ended July 31, 2022:

	Class A		Class Y
	Shares	Amount	Shares	Amount
Shares sold	15,396	$189,644	—	$—
Shares repurchased	(184,035)	(2,499,406)	(1,075)	(27,448)
Dividends reinvested	685,740	9,140,909	176	2,872
Net increase (decrease)	517,101	$6,831,147	(899)	$(24,576)

	Class P		Class P2*
	Shares	Amount	Shares	Amount
Shares sold	1,430,123	$21,923,664	41	$1,000
Shares repurchased	(4,697,963)	(76,018,439)	—	—
Dividends reinvested	8,501,666	132,540,979	—	—
Net increase (decrease)	5,233,826	$78,446,204	41	$1,000

*  For the period from September 15, 2021 (commencement of operations) through July 31, 2022.

PACE International Equity Investments
For the six months ended January 31, 2023:

	Class A		Class Y
	Shares	Amount	Shares	Amount
Shares sold	152,074	$2,296,317	649	$9,871
Shares repurchased	(230,046)	(3,495,910)	(46,226)	(662,214)
Dividends reinvested	37,166	553,395	20,798	307,389
Net increase (decrease)	(40,806)	$(646,198)	(24,779)	$(344,954)

	Class P
	Shares	Amount
Shares sold	1,290,031	$19,313,404
Shares repurchased	(7,498,835)	(111,634,789)
Dividends reinvested	1,416,983	20,886,334
Net increase (decrease)	(4,791,821)	$(71,435,051)

For the year ended July 31, 2022:

	Class A		Class Y
	Shares	Amount	Shares	Amount
Shares sold	5,556	$93,767	4,621	$84,700
Shares repurchased	(196,784)	(3,549,207)	(50,320)	(892,951)
Dividends reinvested	101,853	1,775,296	53,791	931,118
Net increase (decrease)	(89,375)	$(1,680,144)	8,092	$122,867

	Class P
	Shares	Amount
Shares sold	2,603,064	$45,483,999
Shares repurchased	(8,430,624)	(142,880,864)
Dividends reinvested	4,005,765	69,179,563
Net increase (decrease)	(1,821,795)	$(28,217,302)

PACE Select Advisors Trust

Notes to financial statements (unaudited)

PACE International Emerging Markets Equity Investments
For the six months ended January 31, 2023:

	Class A		Class Y
	Shares	Amount	Shares	Amount
Shares sold	160,939	$1,859,165	1,351	$16,374
Shares repurchased	(180,287)	(2,159,039)	(5,555)	(61,674)
Dividends reinvested	5,631	65,151	8,633	100,744
Net increase (decrease)	(13,717)	$(234,723)	4,429	$55,444

	Class P
	Shares	Amount
Shares sold	1,184,926	$14,029,527
Shares repurchased	(4,051,405)	(47,856,577)
Dividends reinvested	510,678	5,923,865
Net increase (decrease)	(2,355,801)	$(27,903,185)

For the year ended July 31, 2022:

	Class A		Class Y
	Shares	Amount	Shares	Amount
Shares sold	104,543	$1,642,249	5,507	$79,433
Shares repurchased	(146,217)	(2,200,476)	(24,513)	(370,281)
Dividends reinvested	30,999	442,980	38,215	551,067
Net increase (decrease)	(10,675)	$(115,247)	19,209	$260,219

	Class P
	Shares	Amount
Shares sold	2,515,381	$34,561,074
Shares repurchased	(3,986,870)	(55,292,502)
Dividends reinvested	2,533,169	36,325,649
Net increase (decrease)	1,061,680	$15,594,221

PACE Global Real Estate Securities Investments
For the six months ended January 31, 2023:

	Class A
	Shares	Amount
Shares sold	47,381	$302,496
Shares repurchased	(59,556)	(379,624)
Dividends reinvested	163	1,022
Net increase (decrease)	(12,012)	$(76,106)
	Class P
	Shares	Amount
Shares sold	481,714	$2,972,565
Shares repurchased	(1,993,514)	(12,295,466)
Dividends reinvested	124,507	743,308
Net increase (decrease)	(1,387,293)	$(8,579,593)

PACE Select Advisors Trust

Notes to financial statements (unaudited)

For the year ended July 31, 2022:

	Class A
	Shares	Amount
Shares sold	1,062	$8,525
Shares repurchased	(6,443)	(47,313)
Dividends reinvested	1,119	9,321
Net increase (decrease)	(4,262)	$(29,467)
	Class P
	Shares	Amount
Shares sold	847,553	$6,495,976
Shares repurchased	(2,461,432)	(18,301,007)
Dividends reinvested	419,761	3,345,491
Net increase (decrease)	(1,194,118)	$(8,459,540)

PACE Alternative Strategies Investments
For the six months ended January 31, 2023:

	Class A		Class Y
	Shares	Amount	Shares	Amount
Shares sold	23,661	$251,107	250	$2,641
Shares repurchased	(85,399)	(902,418)	(1,656)	(17,344)
Dividends reinvested	9,131	95,234	913	9,562
Net increase (decrease)	(52,607)	$(556,077)	(493)	$(5,141)

	Class P		Class P2*
	Shares	Amount	Shares	Amount
Shares sold	1,301,117	$13,675,066	95	$1,000
Shares repurchased	(6,354,480)	(66,903,862)	—	—
Dividends reinvested	764,065	7,961,562	—	—
Net increase (decrease)	(4,289,298)	$(45,267,234)	95	$1,000

For the year ended July 31, 2022:

	Class A		Class Y
	Shares	Amount	Shares	Amount
Shares sold	3,855	$40,269	1,122	$11,940
Shares repurchased	(111,738)	(1,192,421)	(3,228)	(33,810)
Dividends reinvested	28,355	298,292	2,539	26,763
Net increase (decrease)	(79,528)	$(853,860)	433	$4,893

	Class P
	Shares	Amount
Shares sold	2,860,683	$31,081,414
Shares repurchased	(7,665,077)	(81,911,598)
Dividends reinvested	2,447,827	25,677,704
Net increase (decrease)	(2,356,567)	$(25,152,480)

*  For the period from November 14, 2022 (commencement of operations) through January 31, 2023.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Federal tax status

Each of the Portfolios intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, each Portfolio intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended July 31, 2022 was as follows:

Portfolio	Tax-exempt income	Ordinary income	Long term realized capital gains	Return of capital
UBS Government Money Market Investments Fund	$—	$488,906	$—	$—
PACE Mortgage-Backed Securities Fixed Income Investments	—	7,984,382	—	—
PACE Intermediate Fixed Income Investments	—	4,972,365	4,524,155	—
PACE Strategic Fixed Income Investments	—	19,124,518	5,727,292	—
PACE Municipal Fixed Income Investments	6,154,542	181,318	938,213	—
PACE Global Fixed Income Investments	—	4,146,854	5,344,290	4,602,504
PACE High Yield Investments	—	15,626,721	—	—
PACE Large Co Value Equity Investments	—	51,274,644	138,164,102	—
PACE Large Co Growth Equity Investments	—	10,600,571	227,835,006	—
PACE Small/Medium Co Value Equity Investments	—	24,146,549	44,641,171	—
PACE Small/Medium Co Growth Equity Investment	—	54,741,624	96,483,508	—
PACE International Equity Investments	—	25,569,891	51,095,561	—
PACE International Emerging Markets Equity Investments	—	11,035,276	28,410,389	—
PACE Global Real Estate Securities Investments	—	3,375,344	—	231,926
PACE Alternative Strategies Investments	—	24,876,865	2,445,348	—

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Trust's fiscal year ending July 31, 2023.

For federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments, including derivatives, held at January 31, 2023 were as follows:

Portfolio	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on investments
UBS Government Money Market Investments Fund	$1,560,460,860	$—	$—	$—
PACE Mortgage-Backed Securities Fixed Income Investments	378,827,591	7,728,467	(20,515,132)	(12,786,665)
PACE Intermediate Fixed Income Investments	287,065,517	3,661,670	(3,571,338)	90,332
PACE Strategic Fixed Income Investments	590,145,514	6,532,834	(25,774,396)	(19,241,562)
PACE Municipal Fixed Income Investments	233,097,304	2,412,588	(6,720,047)	(4,307,459)
PACE Global Fixed Income Investments	191,683,595	6,497,462	(10,821,640)	(4,324,178)
PACE High Yield Investments	246,585,130	2,603,279	(33,229,562)	(30,626,283)
PACE Large Co Value Equity Investments	845,432,902	106,300,152	(62,313,933)	43,986,219
PACE Large Co Growth Equity Investments	731,763,587	49,215,473	(56,406,522)	(7,191,049)
PACE Small/Medium Co Value Equity Investments	312,712,658	69,594,128	(17,396,596)	52,197,532
PACE Small/Medium Co Growth Equity Investments	282,048,615	41,642,578	(29,685,420)	11,957,158
PACE International Equity Investments	688,749,090	141,536,906	(56,311,450)	85,225,456
PACE International Emerging Markets Equity Investments	282,984,915	32,914,353	(25,720,927)	7,193,426
PACE Global Real Estate Securities Investments	84,005,064	3,821,006	(9,517,293)	(5,696,287)
PACE Alternative Strategies Investments	99,652,864	31,008,848	(29,263,485)	1,745,363

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Net capital losses recognized by the Portfolios, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. At July 31, 2022, the following Portfolios had net capital losses that will be carried forward indefinitely are as follows:

Portfolio	Short-term losses	Long-term losses	Net capital losses
UBS Government Money Market Investments Fund	$790	$—	$790
PACE Mortgage-Backed Securities Fixed Income Investments	17,419,818	25,795,678	43,215,496
PACE Intermediate Fixed Income Investments	7,343,907	1,325,152	(8,669,059)
PACE High Yield Investments	—	10,851,311	10,851,311
PACE Global Real Estate Securities Investments	—	6,467,891	6,467,891

At July 31, 2022, the following Portfolios utilized capital loss carry forwards to offset current year realized gains:

Portfolio	Capital loss carryforwards utilized
PACE High Yield Investments	$597,742
PACE Global Real Estate Securities Investments	4,470,882

Qualified late year losses are deemed to arise on the first business day of a Portfolio's next taxable year. For the year ended July 31, 2022, the following Portfolios incurred, and elected to defer the following losses:

	Late year	Post-October capital loss
Portfolio	ordinary loss	Short-term losses	Long-term losses
PACE Strategic Fixed Income Investments	$1,906,352	$6,700,123	$6,676,225
PACE Municipal Fixed Income Investments	—	1,110,507	110,365
PACE Global Fixed Income Investments	9,674,535	7,384,020	3,208,221
PACE High Yield Investments	2,419,893	—	—
PACE Small/Medium Co Growth Equity Investments	1,043,905	11,940,101	—
PACE International Emerging Markets Equity Investments	—	12,367,982	—
PACE Global Real Estate Securities Investments	353,175	—	—
PACE Alternative Strategies Investments	1,605,984	—	—

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Portfolios have conducted an analysis and concluded as of January 31, 2023, there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is each Portfolio's policy to record any significant foreign tax exposures in the financial statements. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended January 31, 2023, the Portfolios did not incur any interest or penalties. Capital gains realized by the Portfolios on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Under the applicable foreign tax laws, gains on certain securities held in certain foreign countries may be subject to taxes will be paid by the Portfolios.

Each of the tax years in the four year period ended July 31, 2022, remains subject to examination by the Internal Revenue Service and state taxing authorities.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Subsequent Events

At the recommendation of UBS AM, the Trust's Board has terminated Sirios Capital Management L.P. as subadvisor to PACE Alternative Strategies Investments, effective as of the close of business on February 24, 2023. In addition, at the recommendation of UBS AM, the Board has appointed Electron Capital Partners, LLC ("Electron"), to serve as a new subadvisor to the Portfolio. Electron assumed investment advisory responsibility with respect to a separate portion of the Portfolio of investments effective as of the close of business on February 21, 2023.

At the recommendation of UBS AM, the Trust's Board has terminated Mondrian Investment Partners Limited as a subadvisor to PACE International Emerging Markets Equity Investments, effective as of the close of business on March 28, 2023.

Subsequent to January 31, 2023, SVB Financial Group ("SVB") filed for bankruptcy. During this time, PACE Strategic Fixed Income Investments and PACE Large Co Growth Equity Investments had exposure to debt or equity securities issued by SVB. As a result of SVB's filing for bankruptcy, each such Portfolio's holdings of securities issued by SVB have been adversely impacted.

PACE Select Advisors Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Portfolios, except UBS Government Money Market Investments Fund, file their complete schedules of portfolio holdings with the US Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Form N-PORT reports are available on the SEC's Web site at http://www.sec.gov. Additionally, you may obtain copies of Form N-PORT for the first and third quarters of each fiscal year from the Funds upon request by calling 1-800-647 1568.

UBS Government Money Market Investments Fund files its complete schedule of portfolio holdings with the US Securities and Exchange Commission ("SEC") each month on Form N-MFP. These reports on Form N-MFP are available on the SEC's Web site at http://www.sec.gov. The Fund makes portfolio holdings information available to shareholders on UBS's Web site at the following internet address: www.ubs.com/usmoneymarketfunds. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Portfolio's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Portfolio voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Portfolio directly at 1-800-647 1568, online on a Portfolio's Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

PACE Select Advisors Trust

Board approvals of sub-advisory agreements (unaudited)

November 2022 Board Meeting

PACE Select Advisors Trust—PACE International Equity Investments (Mondrian Investment Partners Limited)

At a meeting of the board of PACE Select Advisors Trust (the "Trust") on November 22-23, 2022, the members of the board, including the trustees who are not "interested persons" of the Trust (the "Independent Trustees") as defined in the Investment Company Act of 1940, as amended, considered the approval of an amendment of the sub-advisory agreement between UBS Asset Management (Americas) Inc. ("UBS AM") and Mondrian Investment Partners Limited ("Mondrian") ("Mondrian Sub-Advisory Amendment") with respect to PACE International Equity Investments (the "Fund"). Management discussed with the board its proposal to lower the rate of the sub-advisory fee payable by UBS AM to Mondrian, which would be effective retroactively as of October 1, 2022. Since the board had approved the renewal of the Sub-Advisory Agreement at a meeting held on July 19-20, 2022 (the "July Meeting"), and, other than as discussed below, there had been no material changes in the information presented, the board addressed certain of the relevant considerations, including consideration of the nature, extent and quality of the services under the Sub-Advisory Agreement, fund performance, economies of scale and other benefits that Mondrian could receive from its association with the Fund, by reference to their considerations and determinations at the July Meeting. The board also received a memorandum discussing the proposed amendment to the Sub-Advisory Agreement.

UBS AM represented that there was expected to be no diminution in the nature, extent or quality of the services provided to the Fund by UBS AM or Mondrian. The board reviewed and considered the proposed contractual sub-advisory fee to be payable by UBS AM to Mondrian in light of the nature, extent and quality of the sub-advisory services provided by Mondrian. The board noted that the proposed contractual sub-advisory fee would result in a lower sub- advisory fee to be paid by UBS AM out of the management fee paid to it by the Fund. The board indicated that it would further consider the implications, if any, of this lower sub-advisory expense to UBS AM, among other matters, when it engages in its next full UBS AM management contract review, or before if appropriate. In this regard, it was noted that UBS AM provides updated profitability data on the Fund on an ongoing quarterly basis, which provides the board with other opportunities to monitor the impact of the proposed changes on profitability going forward.

The board, including a majority of the Independent Trustees, approved the amendment of the Sub-Advisory Agreement for the Fund. No single factor considered by the board was identified by the board as the principal factor in determining whether to approve amendment of the Sub-Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

PACE Select Advisors Trust—PACE International Equity Investments (Chautauqua Capital Management—a Division of Robert W. Baird & Co. Incorporated.)

At a meeting of the board of PACE Select Advisors Trust (the "Trust") on November 22-23, 2022, the members of the board, including the trustees who are not "interested persons" of the Trust (the "Independent Trustees") as defined in the Investment Company Act of 1940, as amended, considered the approval of an amendment of the sub-advisory agreement between UBS Asset Management (Americas) Inc. ("UBS AM") and Chautauqua Capital Management—a Division of Robert W. Baird & Co. Incorporated ("Baird") ("Baird Sub-Advisory Amendment") with respect to PACE International Equity Investments (the "Fund"). Management discussed with the board its proposal to lower the rate of the sub-advisory fee payable by UBS AM to Baird, which would be effective retroactively as of October 1, 2022. Since the board had approved the renewal of the Sub-Advisory Agreement at a meeting held on July 19-20, 2022 (the "July Meeting"), and, other than as discussed below, there had been no material changes in the information presented, the board addressed certain of the relevant considerations, including consideration of the nature, extent and quality of the services under the Sub-Advisory Agreement, fund performance, economies of scale and other benefits that Baird could receive from its association with the Fund, by reference to their considera-

PACE Select Advisors Trust

Board approvals of sub-advisory agreements (unaudited)

tions and determinations at the July Meeting. The board also received a memorandum discussing the proposed amendment to the Sub-Advisory Agreement.

UBS AM represented that there was expected to be no diminution in the nature, extent or quality of the services provided to the Fund by UBS AM or Baird. The board reviewed and considered the proposed contractual sub-advisory fee to be payable by UBS AM to Baird in light of the nature, extent and quality of the sub-advisory services provided by Baird. The board noted that the proposed contractual sub-advisory fee would result in a lower sub- advisory fee to be paid by UBS AM out of the management fee paid to it by the Fund. The board indicated that it would further consider the implications, if any, of this lower sub-advisory expense to UBS AM, among other matters, when it engages in its next full UBS AM management contract review, or before if appropriate. In this regard, it was noted that UBS AM provides updated profitability data on the Fund on an ongoing quarterly basis, which provides the board with other opportunities to monitor the impact of the proposed changes on profitability going forward.

The board, including a majority of the Independent Trustees, approved the amendment of the Sub-Advisory Agreement for the Fund. No single factor considered by the board was identified by the board as the principal factor in determining whether to approve amendment of the Sub-Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Trustees

Alan S. Bernikow
Chairman

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Investment Manager and
Administrator

UBS Asset Management (Americas) Inc.
787 Seventh Avenue
New York, New York 10019

Principal Underwriter

UBS Asset Management (US) Inc.
787 Seventh Avenue
New York, New York 10019

The financial information included herein is taken from the records of the Portfolio without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Portfolios unless accompanied or preceded by an effective prospectus.

©UBS 2023. All rights reserved.
UBS Asset Management (Americas) Inc.

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, NY 10019

S276

UBS Government Money Market Investments Fund

Semiannual Report | January 31, 2023

UBS Government Money Market Investments Fund

March 16, 2023

Dear Shareholder,

We present you with the semiannual report for UBS Government Money Market Investments Fund (the "Fund" or "Portfolio") for the 6 months ended January 31, 2023 (the "reporting period").

Performance

The seven-day current yield for the Fund as of January 31, 2023 was 4.15% (after fee waivers/expense reimbursements).1 For more information on the Fund's performance, refer to "Yields and characteristics at a glance" on page 6. Please remember that the PACE program fee is assessed outside the Portfolio at the PACE program account level. The program fee does not impact the determination of the Portfolio's net asset value per share. (This also applies with respect to certain other advisory programs where the Portfolio's shares are available.)

1  Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%, which, if included, would have reduced performance. Class P shares held through other advisory programs also may be subject to a program fee, which, if included, would have reduced performance.

PACE Select Advisors Trust—UBS Government Money Market Investments Fund

Investment Advisor:

UBS Asset Management (Americas) Inc.

Portfolio Manager:

Robert Sabatino

Objective:

Current income consistent with preservation of capital and liquidity

Investment process:

The Portfolio is a money market mutual fund and seeks to maintain a stable price of $1.00 per share, although it may be possible to lose money by investing in this Portfolio. The Portfolio invests in a diversified portfolio of high quality money market instruments of governmental issuers and related repurchase agreements. Security selection is based on the assessment of relative values and changes in market and economic conditions.

1

UBS Government Money Market Investments Fund

Advisor's Comments

As the US Federal Reserve (the "Fed") aggressively raised interest rates, the yields on short-term fixed income securities moved higher during the reporting period.

We tactically adjusted the Fund's weighted average maturity ("WAM") throughout the six-month review period. When the reporting period began, the Fund had a WAM of 21 days. This was 11 days at the end of the reporting period.

A number of adjustments were made to the Fund's sector and issuer positioning during the six-month period. We increased the Fund exposure to US government agency obligations. In contrast, we reduced its allocations to repurchase agreements and US Treasury obligations. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

We thank you for your continued support and welcome any comments or questions you may have. For any additional information on the UBS family of funds*, please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President PACE Select Advisors Trust Managing Director UBS Asset Management (Americas) Inc.	Robert Sabatino Portfolio Manager, UBS Government Money Market Investments Fund Managing Director UBS Asset Management (Americas) Inc.

2

UBS Government Money Market Investments Fund

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended January 31, 2023. The views and opinions in the letter were current as of March 16, 2023. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*  Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

3

UBS Government Money Market Investments Fund

Understanding your Fund's expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) on-going program fees; and (2) ongoing Fund costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 1, 2022 to January 31, 2023.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

4

UBS Government Money Market Investments Fund

Understanding your Fund's expenses (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any program fees. Therefore, the second line in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if program fees were included, your costs would have been higher.

	Beginning account value August 1, 2022	Ending account value January 31, 2023	Expenses paid during period[1] 08/01/22 to 01/31/23	Expense ratio during the period
Actual	$1,000.00	$1,014.10	$1.83	0.36%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.39	1.84	0.36

1  Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

5

UBS Government Money Market Investments Fund

Yields and characteristics at a glance—January 31, 2023 (unaudited)

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	4.15%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	4.23
Seven-day current yield before fee waivers and/or expense reimbursements[1]	4.02
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	4.10
Weighted average maturity[2]	11 days
Portfolio composition[3]
U.S. government agency obligations	90.2%
Repurchase agreements	9.3
U.S. Treasury obligations	2.3
Liabilities in excess of other assets	(1.8)
Total	100.0%

You could lose money by investing in UBS Government Money Market Investments Fund. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, the portfolio cannot guarantee it will do so. An investment in UBS Government Money Market Investments Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. UBS Government Money Market Investments Fund's sponsor has no legal obligation to provide financial support to UBS Government Money Market Investments Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

1  Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

2  The portfolio is actively managed and its weighted average maturity will differ over time.

3  Weightings represent percentages of the Fund's net assets as of the date indicated. The portfolio is actively managed and its composition will vary over time.

6

UBS Government Money Market Investments Fund

Portfolio of investments—January 31, 2023

(unaudited)

	Face amount	Value
U.S. government agency obligations—90.2%
Federal Farm Credit Banks
SOFR + 0.018%,
4.318%, due 07/13/23[1]	$1,500,000	$1,499,780
SOFR + 0.025%,
4.325%, due 08/04/23[1]	1,000,000	1,000,000
SOFR + 0.025%,
4.325%, due 08/10/23[1]	500,000	500,000
SOFR + 0.025%,
4.325%, due 08/28/23[1]	1,000,000	1,000,000
SOFR + 0.025%,
4.325%, due 09/08/23[1]	1,000,000	1,000,000
SOFR + 0.025%,
4.325%, due 09/27/23[1]	500,000	500,000
SOFR + 0.025%,
4.325%, due 10/27/23[1]	1,000,000	1,000,000
SOFR + 0.025%,
4.325%, due 11/30/23[1]	500,000	499,895
SOFR + 0.030%,
4.330%, due 10/13/23[1]	1,000,000	1,000,000
SOFR + 0.030%,
4.330%, due 10/20/23[1]	500,000	500,000
SOFR + 0.030%,
4.330%, due 10/27/23[1]	1,500,000	1,500,000
SOFR + 0.035%,
4.335%, due 04/21/23[1]	500,000	500,000
SOFR + 0.035%,
4.335%, due 04/27/23[1]	500,000	500,000
SOFR + 0.040%,
4.340%, due 03/10/23[1]	1,000,000	1,000,000
SOFR + 0.040%,
4.340%, due 11/02/23[1]	1,000,000	1,000,000
SOFR + 0.045%,
4.345%, due 03/01/24[1]	1,000,000	1,000,000
SOFR + 0.050%,
4.350%, due 08/22/23[1]	500,000	500,000

7

UBS Government Money Market Investments Fund

Portfolio of investments—January 31, 2023

(unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
SOFR + 0.050%,
4.350%, due 05/09/24[1]	$1,000,000	$1,000,000
SOFR + 0.055%,
4.355%, due 02/09/23[1]	500,000	500,000
SOFR + 0.060%,
4.360%, due 12/13/23[1]	500,000	500,000
SOFR + 0.070%,
4.370%, due 12/14/23[1]	1,000,000	1,000,000
SOFR + 0.090%,
4.390%, due 08/26/24[1]	2,000,000	2,000,000
SOFR + 0.100%,
4.400%, due 08/08/24[1]	500,000	500,000
SOFR + 0.100%,
4.400%, due 08/26/24[1]	2,000,000	2,000,000
SOFR + 0.105%,
4.405%, due 10/04/24[1]	1,500,000	1,500,000
SOFR + 0.140%,
4.435%, due 09/05/24[1]	7,500,000	7,500,000
SOFR + 0.160%,
4.460%, due 01/30/25[1]	2,000,000	2,000,000
SOFR + 0.170%,
4.465%, due 02/06/25[1]	5,000,000	5,000,000
SOFR + 0.170%,
4.470%, due 01/23/25[1]	3,000,000	3,000,000
SOFR + 0.180%,
4.480%, due 01/17/25[1]	3,500,000	3,500,000
SOFR + 0.200%,
4.500%, due 12/05/24[1]	4,000,000	4,000,000
Federal Farm Credit Discount Notes
4.080%, due 02/01/23[2]	95,000,000	95,000,000
4.100%, due 02/02/23[2]	10,000,000	9,998,861
4.220%, due 02/08/23[2]	20,000,000	19,983,589
4.270%, due 02/07/23[2]	25,000,000	24,982,208

8

UBS Government Money Market Investments Fund

Portfolio of investments—January 31, 2023

(unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
Federal Home Loan Bank Discount Notes
3.970%, due 03/31/23[2]	$6,000,000	$5,961,623
4.050%, due 02/01/23[2]	54,000,000	54,000,000
4.090%, due 02/01/23[2]	73,750,000	73,750,000
4.100%, due 02/01/23[2]	101,000,000	101,000,000
4.100%, due 02/02/23[2]	100,000,000	99,988,611
4.100%, due 02/06/23[2]	52,000,000	51,970,389
4.105%, due 02/03/23[2]	33,000,000	32,992,474
4.125%, due 02/10/23[2]	15,000,000	14,984,531
4.170%, due 02/08/23[2]	4,000,000	3,996,757
4.174%, due 02/10/23[2]	8,000,000	7,991,652
4.190%, due 02/08/23[2]	30,000,000	29,975,558
4.200%, due 02/03/23[2]	30,000,000	29,993,000
4.220%, due 02/03/23[2]	25,000,000	24,994,139
4.236%, due 02/17/23[2]	4,000,000	3,992,469
4.250%, due 02/06/23[2]	85,000,000	84,949,827
4.260%, due 02/17/23[2]	20,000,000	19,962,133
4.310%, due 02/22/23[2]	4,000,000	3,989,943
4.320%, due 02/10/23[2]	15,000,000	14,983,800
4.368%, due 03/01/23[2]	8,000,000	7,972,821
4.370%, due 02/24/23[2]	20,000,000	19,944,161
4.378%, due 03/03/23[2]	10,000,000	9,963,517
4.400%, due 04/26/23[2]	4,000,000	3,958,933
4.405%, due 03/15/23[2]	10,000,000	9,948,608
4.411%, due 03/10/23[2]	10,000,000	9,954,665
4.434%, due 03/22/23[2]	8,000,000	7,951,719
4.450%, due 02/22/23[2]	58,000,000	57,849,442
4.450%, due 03/01/23[2]	8,000,000	7,972,311
4.460%, due 03/24/23[2]	10,000,000	9,936,817
4.485%, due 03/29/23[2]	10,000,000	9,930,234
4.520%, due 03/22/23[2]	7,500,000	7,453,858
4.540%, due 04/05/23[2]	12,000,000	11,904,660

9

UBS Government Money Market Investments Fund

Portfolio of investments—January 31, 2023

(unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
4.580%, due 04/14/23[2]	$7,000,000	$6,935,880
4.600%, due 04/19/23[2]	7,000,000	6,931,128
4.605%, due 04/19/23[2]	12,000,000	11,881,805
4.610%, due 05/04/23[2]	7,000,000	6,917,532
4.650%, due 05/03/23[2]	7,000,000	6,917,721
4.730%, due 08/02/23[2]	7,000,000	6,832,611
Federal Home Loan Banks
SOFR + 0.030%,
4.330%, due 03/02/23[1]	3,000,000	3,000,000
SOFR + 0.030%,
4.330%, due 05/11/23[1]	15,000,000	15,000,000
SOFR + 0.035%,
4.335%, due 04/21/23[1]	2,500,000	2,500,000
SOFR + 0.040%,
4.340%, due 02/13/23[1]	3,000,000	3,000,000
SOFR + 0.040%,
4.340%, due 04/05/23[1]	2,500,000	2,500,000
SOFR + 0.040%,
4.340%, due 05/26/23[1]	7,000,000	7,000,000
SOFR + 0.040%,
4.340%, due 06/06/23[1]	10,000,000	10,000,000
SOFR + 0.040%,
4.340%, due 06/13/23[1]	14,000,000	14,000,000
SOFR + 0.045%,
4.345%, due 02/23/23[1]	5,000,000	5,000,000
SOFR + 0.045%,
4.345%, due 03/03/23[1]	3,000,000	3,000,000
SOFR + 0.050%,
4.350%, due 03/03/23[1]	10,000,000	10,000,000
SOFR + 0.050%,
4.350%, due 03/28/23[1]	7,000,000	7,000,000
SOFR + 0.050%,
4.350%, due 06/27/23[1]	2,500,000	2,500,000
SOFR + 0.050%,
4.350%, due 06/30/23[1]	7,500,000	7,500,000

10

UBS Government Money Market Investments Fund

Portfolio of investments—January 31, 2023

(unaudited)

	Face amount	Value
U.S. government agency obligations—(concluded)
SOFR + 0.050%,
4.350%, due 07/18/23[1]	$22,000,000	$22,000,000
SOFR + 0.055%,
4.355%, due 03/09/23[1]	7,000,000	7,000,000
SOFR + 0.055%,
4.355%, due 04/04/23[1]	3,000,000	3,000,000
SOFR + 0.055%,
4.355%, due 05/24/23[1]	4,000,000	4,000,000
SOFR + 0.060%,
4.360%, due 08/01/23[1]	7,500,000	7,500,000
SOFR + 0.070%,
4.370%, due 04/03/23[1]	4,000,000	4,000,000
SOFR + 0.070%,
4.370%, due 07/25/23[1]	5,000,000	5,000,000
SOFR + 0.070%,
4.370%, due 11/27/23[1]	7,500,000	7,500,000
SOFR + 0.080%,
4.380%, due 01/24/24[1]	7,000,000	7,000,000
SOFR + 0.090%,
4.390%, due 05/23/23[1]	4,000,000	4,000,000
Federal National Mortgage Association Discount Notes
4.200%, due 02/06/23[2]	140,000,000	139,918,333
Total U.S. government agency obligations (cost—$1,382,017,995)		1,382,017,995
U.S. Treasury obligations—2.3%
U.S. Treasury Bills
4.757%, due 05/30/23[3]	15,000,000	14,772,849
U.S. Treasury Notes
3 mo. Treasury money market yield + 0.140%,
4.769%, due 10/31/24[1]	8,000,000	7,989,016
3 mo. Treasury money market yield + 0.200%,
4.829%, due 01/31/25[1]	13,000,000	13,000,000
Total U.S. Treasury obligations (cost—$35,761,865)		35,761,865

11

UBS Government Money Market Investments Fund

Portfolio of investments—January 31, 2023

(unaudited)

	Face amount	Value
Repurchase agreements—9.3%
Repurchase agreement dated 01/31/23 Fixed Income Clearing Corp., 4.290% due 02/01/23, collateralized by $901,000 U.S. Treasury Note, 4.130% due 01/31/25; (value—$898,712); proceeds: $881,105	$881,000	$881,000
Repurchase agreement dated 01/31/23 with Goldman sachs & Co., 4.240% due 02/01/23, collateralized by $149,270,000 U.S. Treasury Note, 2.000% due 05/31/24; (value—$144,636,001); proceeds: $141,816,701	141,800,000	141,800,000
Total repurchase agreements (cost—$142,681,000)		142,681,000
Total investments (cost—$1,560,460,860 which approximates cost for federal income tax purposes)—101.8%		1,560,460,860
Liabilities in excess of other assets—(1.8)%		(27,856,446)
Net assets—100.0%		$1,532,604,414

12

UBS Government Money Market Investments Fund

Portfolio of investments—January 31, 2023

(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund's investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$1,382,017,995	$—	$1,382,017,995
U.S. Treasury obligations	—	35,761,865	—	35,761,865
Repurchase agreements	—	142,681,000	—	142,681,000
Total	$—	$1,560,460,860	$—	$1,560,460,860

At January 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

1  Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

2  Rate shown is the discount rate at the date of purchase unless otherwise noted.

3  Rates shown reflect yield at January 31, 2023.

Portfolio acronyms

SOFR  Secured Overnight Financing Rate

See accompanying notes to financial statements
13

UBS Government Money Market Investments Fund

Statement of assets and liabilities—January 31, 2023 (unaudited)

Assets:
Investments at value (cost—$1,417,779,860)	$1,417,779,860
Repurchase agreements at value (cost—$142,681,000)	142,681,000
Total investments in securities, at value (cost—$1,560,460,860)	1,560,460,860
Cash	572
Receivable for fund shares sold	15,695,088
Receivable for interest and dividends	728,380
Other assets	90,202
Total assets	1,576,975,102
Liabilities:
Payable for investments purchased	26,250,331
Payable for fund shares redeemed	14,652,435
Dividends payable to shareholders	2,354,631
Payable to affiliate	150,281
Payable to custodian	1,609
Accrued expenses and other liabilities	961,401
Total liabilities	44,370,688
Net assets	$1,532,604,414
Net assets:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$1,532,605,796
Distributable earnings (accumulated losses)	(1,382)
Net assets	$1,532,604,414
Shares outstanding	1,532,604,587
Net asset value	$1.00

See accompanying notes to financial statements
14

UBS Government Money Market Investments Fund

Statement of operations

For the six months ended January 31, 2023 (unaudited)
Investment income:
Interest	$15,068,068
Expenses:
Investment management and administration fees	1,075,739
Transfer agency and related services fees	387,212
Custody and fund accounting fees	17,002
Trustees fees	9,734
Professional services fees	41,733
Printing and shareholder report fees	36,028
Federal and state registration fees	43,936
Insurance expense	1,525
Other expenses	26,491
1,639,400
Fee waivers and/or expense reimbursements by investment manager and administrator	(95,786)
Net expenses	1,543,614
Net investment income (loss)	13,524,454
Net increase (decrease) in net assets resulting from operations	$13,524,454

See accompanying notes to financial statements
15

UBS Government Money Market Investments Fund

Statement of changes in net assets

	For the six months ended January 31, 2023 (unaudited)	For the year ended July 31, 2022
From operations:
Net investment income (loss)	$13,524,454	$488,906
Net realized gain (loss)	—	(230)
Net increase (decrease) in net assets resulting from operations	13,524,454	488,676
Total distributions—Class P	(13,524,454)	(488,906)
Net increase (decrease) in net assets from beneficial interest transactions	1,111,684,334	158,567,088
Net increase (decrease) in net assets	1,111,684,334	158,566,858
Net assets:
Beginning of period	420,920,080	262,353,222
End of period	$1,532,604,414	$420,920,080

See accompanying notes to financial statements
16

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17

UBS Government Money Market Investments Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class P

Six months ended January 31, 2023
(unaudited)
Net asset value, beginning of period	$1.00
Net investment income (loss)	0.020
Net realized gain (loss)	—
Net increase (decrease) from operations	0.020
Dividends from net investment income	(0.020)
Net asset value, end of period	$1.00
Total investment return[2]	1.41%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.38%[3]
Expenses after fee waivers and/or expense reimbursements	0.36%[3]
Net investment income (loss)	3.14%[3]
Supplemental data:
Net assets, end of period (000's)	$1,532,604

1  Amount represents less than $0.0005 or $(0.0005) per share.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include program fees; results would be lower if these were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

3  Annualized.

See accompanying notes to financial statements
18

	Years ended July 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000[1]	0.000[1]	0.008	0.017	0.008
Net realized gain (loss)	(0.000)[1]	0.000[1]	—	0.000[1]	0.000[1]
Net increase (decrease) from operations	0.000[1]	0.000[1]	0.008	0.017	0.008
Dividends from net investment income	(0.000)[1]	(0.000)[1]	(0.008)	(0.017)	(0.008)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.12%	0.01%	0.76%	1.72%	0.83%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.64%	0.65%	0.75%	0.90%	0.89%
Expenses after fee waivers and/or expense reimbursements	0.26%	0.10%	0.49%	0.60%	0.60%
Net investment income (loss)	0.16%	0.01%	0.60%	1.71%	0.82%
Supplemental data:
Net assets, end of period (000's)	$420,920	$262,353	$316,103	$184,602	$188,794

19

UBS Government Money Market Investments Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Government Money Market Investments Fund (the "Fund") is registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified series of PACE Select Advisors Trust (the "Trust"), an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware by Certificate of Trust dated September 9, 1994, as amended June 9, 1995 and thereafter. The trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $0.001 per share.

The Trust has fifteen series available for investment, each having its own investment objectives and policies. The financial statements for the other series of the Trust are not included herein. Shares of the Fund currently are available to participants in the PACESM Select Advisors Program, the PACESM Multi Advisor Program, and certain other advisory programs offered through select sponsors.

UBS Asset Management (Americas) Inc. ("UBS AM") serves as the investment manager, investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

20

UBS Government Money Market Investments Fund

Notes to financial statements (unaudited)

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund's financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, as amended ("Rule 2a-7"), the Fund has adopted a policy to operate as a "government money market fund". Under Rule 2a-7, a "government money market fund" invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a "government money market fund", the Fund values its investments at amortized cost unless the Fund's Board determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Fund's own assumptions in determining the fair value of investments.

21

UBS Government Money Market Investments Fund

Notes to financial statements (unaudited)

A fair value hierarchy table has been included near the end of each Fund's Portfolio of investments.

Constant net asset value per share—The Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. The Fund has adopted a policy to operate as a "government money market fund" and as such the Fund is permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—By operating as a "government money market fund," the Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received

22

UBS Government Money Market Investments Fund

Notes to financial statements (unaudited)

upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or the Fund's investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM and the applicable subadvisor to present minimal credit risks .

The Fund may participate in joint repurchase agreement transactions with other Funds managed, advised or subadvised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in the Fund at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

23

UBS Government Money Market Investments Fund

Notes to financial statements (unaudited)

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus "COVID-19" outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Fund's investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment management and administration fees and other transactions with affiliates

The Fund's Board has approved an investment management and administration contract ("Management Contract") with UBS AM. In accordance with the Management Contract, the Fund pays UBS AM an investment management and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets. At January 31, 2023, UBS AM is owed $313,141 to the Fund, representing investment management and administration fees.

24

UBS Government Money Market Investments Fund

Notes to financial statements (unaudited)

UBS AM has contractually undertaken to waive a portion of the Fund's investment management and administration fees and/or reimburse a portion of the Fund's other expenses, when necessary, to maintain the total ordinary annual operating expenses (excluding borrowing costs and interest expense, if any) through November 30, 2023 at a level not to exceed 0.60%. For the period ended January 31, 2023, UBS AM waived $11,400 in investment management and administration fees. The Fund will make a payment to UBS AM for any previously waived fees/reimbursed expenses during the following three fiscal years to the extent that operating expenses are otherwise below the expense cap. During the period ended January 31, 2023, the Fund repaid UBS AM $211,295. The Fund and UBS AM have also entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees through November 30, 2023 in an amount equal to 0.13% of the fund's average daily net assets. For the period ended January 31, 2023, UBS AM waived $295,681 in investment management fees. This management fee waiver will not be subject to future recoupment. At January 31, 2023, UBS AM owed the Fund $162,860 in fee waivers.

At January 31, 2023, the Fund had remaining fee waivers/expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Fee waivers/expense reimbursements subject to repayment	Expires July 31, 2023	Expires July 31, 2024	Expires July 31, 2025	Expires July 31, 2026
$210,154	$210,154	$—	$—	$—

UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that the yields on Fund drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. For the period ended January 31, 2023, the Fund did not incur this additional waiver.

25

UBS Government Money Market Investments Fund

Notes to financial statements (unaudited)

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon"), the Fund's transfer agent, and is compensated for these services by BNY Mellon, not the Fund.

For the period ended January 31, 2023, UBS Financial Services Inc. received from BNY Mellon, not the Fund, $193,586 of the total transfer agency and related services fees paid by the Fund to BNY Mellon.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	Years ended January 31,
	2023	2022
Shares sold	1,833,190,593	472,630,160
Shares repurchased	(731,987,155)	(314,333,368)
Dividends reinvested	10,480,896	270,296
Net increase (decrease) in shares outstanding	1,111,684,334	158,567,088

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal year ended July 31, 2022 was ordinary income in the amount of $488,906.

26

UBS Government Money Market Investments Fund

Notes to financial statements (unaudited)

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund's fiscal year ending July 31, 2023.

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. At July 31, 2022, the Fund had a short-term capital loss carryforward of $790.

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has analyzed and concluded as of January 31, 2023, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended January 31, 2023, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended July 31, 2022, remains subject to examination by the Internal Revenue Service and state taxing authorities.

27

UBS Government Money Market Investments Fund

General information (unaudited)

Monthly portfolio holdings disclosure

The Fund files its complete schedule of portfolio holdings with the US Securities and Exchange Commission ("SEC") each month on Form N-MFP. These reports on Form N-MFP are available on the SEC's Web site at http://www.sec.gov. The Fund makes portfolio holdings information available to shareholders on UBS's Web site at the following internet address: www.ubs.com/usmoneymarketfunds. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund's Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on SEC's Web site (http://www.sec.gov).

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30

Trustees

Alan S. Bernikow
Chairman

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Investment Manager and
Administrator

UBS Asset Management (Americas) Inc.
787 Seventh Avenue
New York, New York 10019

Principal Underwriter

UBS Asset Management (US) Inc.
787 Seventh Avenue
New York, New York 10019

The financial information included herein is taken from the records of the Portfolio without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2023. All rights reserved.
UBS Asset Management (Americas) Inc.

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

UBS Asset Management (Americas) Inc.

787 Seventh Avenue

New York, NY 10019

S097

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)	(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended—Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACE Select Advisors Trust

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	April 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	April 10, 2023

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date: April 10, 2023